UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 07725
SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)
1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

Vincent M. Marra Senior Vice President AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 324-6464

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments.

SEASONS SERIES TRUST

MULTI-MANAGED

GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2006
(unaudited)

	Shares/Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 69.9%
Advanced Materials — 0.3%
Ceradyne, Inc.†	9,500	$536,750
Advertising Sales — 1.3%
Lamar Advertising Co., Class A†	31,300	2,046,707
Advertising Services — 0.2%
R.H. Donnelley Corp.	6,100	382,653
Aerospace/Defense — 0.8%
Boeing Co.	3,300	293,172
General Dynamics Corp.	3,100	230,485
Lockheed Martin Corp.	3,000	276,210
Northrop Grumman Corp.	1,600	108,320
Raytheon Co.	4,000	211,200
Spirit Aerosystems Holdings, Inc., Class A†	5,000	167,350
		1,286,737
Aerospace/Defense-Equipment — 0.4%
LMI Aerospace, Inc.†	34,900	540,252
United Technologies Corp.	2,800	175,056
		715,308
Agricultural Chemicals — 1.9%
Potash Corp. of Saskatchewan, Inc.	14,390	2,064,677
Syngenta AG†	5,014	932,847
		2,997,524
Agricultural Operations — 1.6%
Bunge, Ltd.	12,360	896,224
Monsanto Co.	31,865	1,673,868
		2,570,092
Apparel Manufacturer — 0.0%
Coach, Inc.†	1,600	68,736
Applications Software — 0.2%
Microsoft Corp.	11,600	346,376
Audio/Video Products — 0.2%
Sony Corp. ADR	6,535	279,894
Auto/Truck Parts & Equipment-Original — 0.2%
Keystone Automotive Industries, Inc.†	11,700	397,683
Banks-Commercial — 2.8%
Center Financial Corp.	5,600	134,232
Commerce Bancorp, Inc.	50,250	1,772,318
Dearborn Bancorp, Inc.†	15,080	286,520
East West Bancorp, Inc.	21,600	765,072
Marshall & Ilsley Corp.	400	19,244
Signature Bank†	10,200	315,996
SVB Financial Group†	8,600	400,932
UCBH Holdings, Inc.	14,300	251,108
Vineyard National Bancorp	21,100	485,722
		4,431,144
Banks-Fiduciary — 0.2%
Bank of New York Co., Inc.	7,500	295,275
Banks-Super Regional — 2.3%
Bank of America Corp.	6,600	352,374
PNC Financial Services Group, Inc.	1,400	103,656
SunTrust Banks, Inc.	1,300	109,785
US Bancorp	4,300	155,617
Wachovia Corp.	1,800	102,510
Wells Fargo & Co.	80,190	2,851,556
		3,675,498
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	6,500	313,625
PepsiCo, Inc.	6,400	400,320
		713,945
Beverages-Wine/Spirits — 0.2%
Diageo PLC ADR	3,100	245,861
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	1,700	83,640
Building-MobileHome/Manufactured Housing — 0.1%
Williams Scotsman International, Inc.†	7,248	142,206
Cable TV — 0.7%
Comcast Corp., Special Class A†	28,650	1,199,862
Casino Hotels — 2.2%
Boyd Gaming Corp.	19,045	862,929
Harrah’s Entertainment, Inc.	24,345	2,013,818
Melco PBL Entertainment Macau, Ltd. ADR†	29,095	618,560
		3,495,307
Casino Services — 0.6%
Scientific Games Corp., Class A†	17,000	513,910
Shuffle Master, Inc.†	16,500	432,300
		946,210
Coal — 0.2%
Peabody Energy Corp.	9,980	403,292
Commercial Services — 0.8%
AerCap Holdings NV†	22,000	509,960
Alliance Data Systems Corp.†	2,500	156,175
Source Interlink Cos., Inc.†	29,100	237,456
The Providence Service Corp.†	13,800	346,794
		1,250,385
Commercial Services-Finance — 1.5%
Heartland Payment Systems, Inc.	16,100	454,825
Moody’s Corp.	29,175	2,014,826
		2,469,651
Computer Aided Design — 0.1%
Ansys, Inc.†	2,600	113,074
Computers — 4.7%
Apple, Inc.†	56,535	4,796,429
Hewlett-Packard Co.	2,200	90,618
International Business Machines Corp.	1,700	165,155
Research In Motion, Ltd.†	9,060	1,157,687
Sun Microsystems, Inc.†	253,135	1,371,992
		7,581,881
Consulting Services — 1.0%
FTI Consulting, Inc.†	8,200	228,698
ICF International, Inc.†	8,700	126,324
Navigant Consulting, Inc.†	33,100	654,056
The Advisory Board Co.†	10,700	572,878
		1,581,956
Consumer Products-Misc. — 0.9%
Clorox Co.	2,100	134,715

3

Kimberly-Clark Corp.	19,175	1,302,941
		1,437,656
Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	6,000	391,440
Physicians Formula Holdings, Inc.†	23,700	442,953
Procter & Gamble Co.	10,500	674,835
		1,509,228
Data Processing/Management — 0.0%
Automatic Data Processing, Inc.†	1,400	68,950
Diagnostic Equipment — 0.2%
Home Diagnostics, Inc.†	36,200	383,720
Dialysis Centers — 0.1%
Dialysis Corp. of America†	13,000	165,230
Diversified Manufactured Operations — 0.5%
General Electric Co.	15,200	565,592
Honeywell International, Inc.	2,600	117,624
Parker Hannifin Corp.	1,200	92,256
		775,472
E-Commerce/Products — 0.2%
Shutterfly, Inc.†	19,400	279,360
Electric Products-Misc. — 0.2%
Emerson Electric Co.	6,500	286,585
Electric-Generation — 1.5%
The AES Corp.†	109,225	2,407,319
Electric-Integrated — 0.7%
Dominion Resources, Inc.	2,200	184,448
FPL Group, Inc.	4,800	261,216
PG&E Corp.	5,500	260,315
Progress Energy, Inc.	3,200	157,056
The Southern Co.	5,400	199,044
		1,062,079
Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc.†	3,600	73,260
Intel Corp.	6,100	123,525
Microsemi Corp.†	11,300	222,045
NVIDIA Corp.†	1,800	66,618
Texas Instruments, Inc.	5,700	164,160
		649,608
Engineering/R&D Services — 0.1%
Fluor Corp.	2,000	163,300
Enterprise Software/Service — 0.3%
Lawson Software, Inc.†	38,700	285,993
Oracle Corp.†	9,800	167,972
		453,965
Entertainment Software — 0.9%
Activision, Inc.†	16,100	277,564
Electronic Arts, Inc.†	23,250	1,170,870
		1,448,434
Finance-Credit Card — 2.0%
American Express Co.	52,330	3,174,861
Finance-Investment Banker/Broker — 4.7%
Citigroup, Inc.	6,300	350,910
Goldman Sachs Group, Inc.	11,570	2,306,480
J.P. Morgan Chase & Co.	4,600	222,180
KKR Private Equity Investors LP	97,964	2,238,477
Lazard, Ltd.	35,550	1,682,937
Morgan Stanley	3,700	301,291
optionsXpress Holdings, Inc.	22,300	505,987
		7,608,262
Finance-Mortgage Loan/Banker — 0.2%
Fannie Mae	2,700	160,353
Freddie Mac	2,100	142,590
		302,943
Food-Misc. — 0.5%
Campbell Soup Co.	7,700	299,453
Kellogg Co.	3,200	160,192
Kraft Foods, Inc., Class A	9,100	324,870
		784,515
Food-Retail — 0.5%
Kroger Co.	10,400	239,928
Whole Foods Market, Inc.	13,015	610,794
		850,722
Human Resources — 0.1%
Barrett Business Services, Inc.	9,800	229,516
Industrial Gases — 0.1%
Praxair, Inc.	3,100	183,923
Insurance-Multi-line — 0.7%
Hartford Financial Services Group, Inc.	1,300	121,303
HCC Insurance Holdings, Inc.	27,300	876,057
XL Capital, Ltd., Class A	1,600	115,232
		1,112,592
Insurance-Property/Casualty — 0.6%
OneBeacon Insurance Group, Ltd.†	15,400	431,200
ProAssurance Corp.†	9,400	469,248
		900,448
Internet Application Software — 0.2%
Art Technology Group, Inc.†	157,900	367,907
Internet Connectivity Services — 0.2%
NDS Group PLC ADR†	6,300	304,227
Internet Content-Information/News — 0.1%
Harris Interactive, Inc.†	39,100	197,064
Internet Financial Services — 0.3%
Online Resources Corp.†	40,500	413,505
Internet Security — 0.2%
CheckFree Corp.†	6,900	277,104
Symantec Corp.†	4,100	85,485
		362,589
Leisure Products — 0.1%
Multimedia Games, Inc.†	12,200	117,120
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	1,700	104,261
Machinery-Farming — 0.5%
Deere & Co.	7,685	730,613

4

Machinery-General Industrial — 0.3%
Flow International Corp.†	49,700	547,694
Medical Instruments — 0.5%
Medtronic, Inc.	6,100	326,411
St. Jude Medical, Inc.†	3,500	127,960
Ventana Medical Systems, Inc.†	9,800	421,694
		876,065
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	200	10,600
Medical Products — 0.9%
Baxter International, Inc.	5,700	264,423
Johnson & Johnson	6,400	422,528
Northstar Neuroscience, Inc.†	33,300	478,854
PolyMedica Corp.	5,700	230,337
		1,396,142
Medical-Biomedical/Gene — 2.4%
Amgen, Inc.†	1,100	75,141
Celgene Corp.†	17,160	987,215
Genentech, Inc.†	26,065	2,114,653
Invitrogen Corp.†	7,800	441,402
Millipore Corp.†	3,600	239,760
		3,858,171
Medical-Drugs — 2.5%
Abbott Laboratories	5,300	258,163
Adams Respiratory Therapeutics, Inc.†	12,300	501,963
Allergan, Inc.	439	52,566
Bristol-Myers Squibb Co.	4,500	118,440
Merck & Co., Inc.	1,900	82,840
Novartis AG ADR	7,800	448,032
Pfizer, Inc.	6,100	157,990
Roche Holding AG	11,100	1,990,439
Wyeth	6,900	351,348
		3,961,781
Medical-HMO — 0.1%
Sierra Health Services, Inc.†	3,300	118,932
WellPoint, Inc.†	1,300	102,297
		221,229
Medical-Hospitals — 0.2%
Triad Hospitals, Inc.†	7,500	313,725
Medical-Outpatient/Home Medical — 0.3%
Lincare Holdings, Inc.†	10,400	414,336
Metal Processors & Fabrication — 0.5%
Dynamic Materials Corp.	19,900	559,190
Ladish Co,. Inc.†	4,800	177,984
		737,174
Metal-Copper — 0.0%
Phelps Dodge Corp.	600	71,832
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	900	50,157
Mining — 0.2%
Barrick Gold Corp.	7,800	239,460
Newmont Mining Corp.	2,100	94,815
		334,275
Multimedia — 0.1%
Walt Disney Co.	4,200	143,934
Networking Products — 0.1%
Cisco Systems, Inc.†	7,500	204,975
Office Supplies & Forms — 0.2%
The Standard Register Co.	21,800	261,600
Oil Companies-Exploration & Production — 0.8%
Apache Corp.	9,070	603,245
EOG Resources, Inc.	9,215	575,477
XTO Energy, Inc.	700	32,935
		1,211,657
Oil Companies-Integrated — 4.5%
Chevron Corp.	3,400	250,002
ConocoPhillips	38,525	2,771,874
Exxon Mobil Corp.	6,600	505,758
Hess Corp.	13,925	690,262
Occidental Petroleum Corp.	14,690	717,313
Suncor Energy, Inc.	29,085	2,295,097
		7,230,306
Oil Field Machinery & Equipment — 0.3%
Metretek Technologies, Inc.†	37,400	460,768
Oil Refining & Marketing — 0.6%
Valero Energy Corp.	20,280	1,037,525
Oil-Field Services — 0.3%
Baker Hughes, Inc.	3,100	231,446
Schlumberger, Ltd.	3,900	246,324
		477,770
Optical Supplies — 0.6%
Alcon, Inc.	8,185	914,837
Pharmacy Services — 1.0%
Caremark Rx, Inc.	2,200	125,642
HealthExtras, Inc.†	35,300	850,730
Medco Health Solutions, Inc.†	5,400	288,576
Omnicare, Inc.	10,100	390,163
		1,655,111
Poultry — 0.1%
Sanderson Farms, Inc.	5,700	172,653
Printing-Commercial — 0.2%
Valassis Communications, Inc.†	23,100	334,950
Publishing-Newspapers — 0.2%
Dow Jones & Co., Inc.	9,000	342,000
Publishing-Periodicals — 0.2%
Idearc, Inc.†	9,000	257,850
Research & Development — 0.3%
Pharmaceutical Product Development, Inc.	15,800	509,076
Retail-Apparel/Shoe — 0.1%
AnnTaylor Stores Corp.†	7,300	239,732
Retail-Building Products — 0.0%
Home Depot, Inc.	300	12,048

5

Retail-Computer Equipment — 0.0%
GameStop Corp.†	800	44,088
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,800	137,732
Retail-Discount — 0.3%
Target Corp.	2,200	125,510
Wal-Mart Stores, Inc.	7,700	355,586
		481,096
Retail-Drug Store — 0.2%
CVS Corp.	7,100	219,461
Walgreen Co.	2,200	100,958
		320,419
Retail-Major Department Stores — 0.8%
J.C. Penney Co., Inc.	15,645	1,210,297
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	5,100	226,746
Retail-Regional Department Stores — 0.1%
Federated Department Stores, Inc.	3,300	125,829
Kohl’s Corp.†	1,200	82,116
		207,945
Retail-Restaurants — 0.2%
Landry’s Restaurants, Inc.	5,600	168,504
Morton’s Restaurant Group, Inc.†	13,800	229,770
		398,274
Semiconductor Equipment — 0.2%
Rudolph Technologies, Inc.†	18,000	286,560
Semiconductors Components-Integrated Circuits — 0.2%
Integrated Device Technology, Inc.†	19,300	298,764
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.†	16,400	306,844
Telecom Services — 1.3%
Allot Communications, Ltd.†	47,100	551,541
NeuStar Inc., Class A†	14,900	483,356
Time Warner Telecom, Inc., Class A†	54,525	1,086,683
		2,121,580
Telecommunication Equipment — 0.7%
Anaren, Inc.†	19,600	348,096
Arris Group, Inc.†	21,600	270,216
Sirenza Microdevices, Inc.†	58,900	462,954
		1,081,266
Telephone-Integrated — 0.9%
AT&T, Inc.	8,700	311,025
BellSouth Corp.	4,300	202,573
Level 3 Communications, Inc.†	142,245	796,572
Sprint Corp.	2,100	39,669
Verizon Communications, Inc.	2,100	78,204
		1,428,043
Theater — 0.1%
Regal Entertainment Group, Class A	5,200	110,864
Therapeutics — 1.9%
Amylin Pharmaceuticals, Inc.†	17,770	640,964
Gilead Sciences, Inc.†	34,980	2,271,251
ImClone Systems, Inc.†	6,300	168,588
		3,080,803
Transport-Equipment & Leasng — 0.2%
Greenbrier Companies, Inc.	8,700	261,000
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	2,100	157,458
Water — 0.3%
Aqua America, Inc.	21,900	498,882
Web Portals/ISP — 0.6%
Google, Inc., Class A†	1,985	914,053
Yahoo!, Inc.†	300	7,662
		921,715
Wireless Equipment — 0.9%
QUALCOMM, Inc.	25,125	949,474
Radyne Corp.†	44,900	482,226
		1,431,700
Total Common Stock
(cost $96,674,449)		112,365,670
PREFERRED STOCK — 0.0%
Diversified Financial Services — 0.0%
General Electric Capital Corp.
4.50%(1)	1,000	22,870
Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae
Series O
7.00%(5)	265	13,913
Total Preferred Stock
(cost $39,458)		36,783
ASSET BACKED SECURITIES — 3.8%
Diversified Financial Services — 3.8%
Aesop Funding II LLC,
Series 2005-1A, Class A1
3.95% due 04/20/09*	200,000	196,756
Asset Securitization Corp.,
Series 1997-D5, Class A1C
6.75% due 02/14/43(3)	47,148	47,556
Banc of America Commercial Mtg., Inc.,
Series 2005-6, Class A4
5.18% due 09/10/47(3)(4)	25,000	24,760
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2004-PWR6, Class A6
4.82% due 11/11/41(3)	180,000	174,224
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2006-PW12, Class F
5.75% due 09/11/38*(3)(4)	25,000	25,110
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2006-PW12, Class G
5.75% due 09/11/38(3)	25,000	24,933
Capital Auto Receivables Asset Trust,
Series 2003-3, Class A3A
2.96% due 01/15/08	25,602	25,494

6

Capital One Auto Finance Trust,
Series 2003-B, Class A4
3.18% due 09/15/10	152,333	150,693
Capital One Multi-Asset Execution Trust,
Series 2003-A4, Class A4
3.65% due 07/15/11	200,000	195,432
Citibank Credit Card Issuance Trust,
Series 2003-A6, Class A6
2.90% due 05/17/10	200,000	193,887
Citigroup/Deutsche Bank Commercial Mtg. Trust,
Series 2005-CD1, Class A4
5.23% due 07/15/44(3)(4)	70,000	69,840
Commercial Mtg. Pass Through Certificates,
Series 2004-LB2A, Class A3
4.22% due 03/10/39(3)	138,000	133,365
Commercial Mtg. Pass Through Certificates,
Series 2006-C7, Class A4
5.77% due 06/10/46(3)(4)	300,000	310,872
Countrywide Asset-Backed Certificates,
Series 2006-S6, Class A3
5.66% due 03/25/34(4)	75,000	74,723
Countrywide Home Loans,
Seies 2006-14, Class A3
6.25% due 09/25/36(3)	54,470	54,783
DLJ Mtg. Acceptance Corp.,
Series 1997-CF2, Class A1B
6.82% due 10/15/30*(3)	43,555	43,720
Greenwich Capital Commerical Funding Corp.,
Series 2005-GG3, Class A4
4.80% due 08/10/42(3)(4)	180,000	178,010
GS Mtg. Securities Corp. II,
Series 2004-GG2, Class A6
5.40% due 08/10/38(3)(4)	150,000	150,570
GSR Mtg. Loan Trust,
Series 2005-AR2, Class 1A2
4.60% due 04/25/35(3)(4)	128,704	127,079
Harley-Davidson Motorcycle Trust,
Series 2004-3, Class A2
3.20% due 05/15/12	115,000	112,287
Household Automotive Trust,
Series 2005-2, Class A2
4.16% due 09/17/08	1,100	1,100
Impac CMB Trust,
Series 2005-4, Class 1A1A
5.62% due 05/25/35(3)(5)	116,424	116,629
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2004-CBX, Class A3
4.18% due 01/12/37(3)	150,000	145,801
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2006-CB16, Class E
5.84% due 05/12/45*(3)(4)	30,000	30,424
LB-UBS Commercial Mtg. Trust,
Series 2005-C5, Class A2
4.89% due 09/15/30(3)	200,000	198,072
LB-UBS Commercial Mtg. Trust,
Series 2006-C4, Class A4
5.90% due 06/15/38(3)(4)	100,000	104,600
LB-UBS Commercial Mtg. Trust,
Series 2001-C7, Class A5
6.13% due 12/15/30(3)	90,000	93,372
Merrill Lynch Mtg. Investors Trust,
Series 2005-A1, Class 2A1
4.55% due 12/25/34(3)(4)	84,659	83,536
Merrill Lynch Mtg. Investors Trust,
Series 1997-C2, Class A2
6.54% due 12/10/29(3)	12,870	12,930
Merrill Lynch Mtg. Trust,
Series 2005-CIP1, Class A4
5.05% due 07/12/38(3)(4)	200,000	196,143
Merrill Lynch Mtg. Trust,
Series 2006-C1, Class A2
5.61% due 05/12/39(3)(4)	300,000	304,918
Morgan Stanley Capital I,
Series 2005-T17, Class A5
4.78% due 12/13/41(3)	305,000	294,539
Morgan Stanley Capital I,
Series 2006-IQ12, Class AJ
5.40% due 12/15/43(3)	55,000	54,865
Morgan Stanley Capital I,
Series 2006-IQ12, Class D
5.53% due 12/15/43(3)(4)	95,000	95,061
Mortgage IT Trust,
Series 2005-4, Class A1
5.63% due 10/25/35(3)(5)	182,121	182,225
Nissan Auto Receivables Owner Trust,
Series 2004-A, Class A4
2.76% due 07/15/09	185,556	182,362
Ocwen Advance Receivables Backed Notes,
Series 2006-1A, Class Note
5.34% due 11/24/15*(6)	50,000	49,867
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/10	260,000	271,273
PP&L Transition Bond Co. LLC,
Series 1999-1, Class A7
7.05% due 06/25/09	39,079	39,302

7

Providian Gateway Master Trust,
Series 2004-DA, Class A
3.35% due 09/15/11*	200,000	197,467
Residential Asset Securities Corp.,
Series 2003-KS10, Class AI6
4.54% due 12/25/33	135,000	131,142
USAA Auto Owner Trust,
Series 2004-1, Class A4
2.67% due 10/15/10	200,000	197,300
Wachovia Bank Commercial Mtg. Trust,
Series 2006-WL7A, Class F
5.66% due 09/15/21*(3)(5)	80,000	80,048
Wells Fargo Mtg. Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.55% due 03/25/35(3)(5)	175,135	171,655
Wells Fargo Mtg. Backed Securities Trust,
Series 2004-BB, Class A2
4.56% due 01/25/35(3)(5)	203,813	200,225
West Penn Funding LLC Transition Bonds,
Series 1999-A, Class A4
6.98% due 12/26/08	79,587	80,589
WFS Financial Owner Trust,
Series 2003-4, Class A4
3.15% due 05/20/11	23,508	23,215
WFS Financial Owner Trust,
Series 2004-2, Class A4
3.54% due 11/21/11	229,855	226,862

		6,079,616
Total Asset Backed Securities
(cost $6,159,479)
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc.
Notes
7.50% due 08/15/09(6)(7)(10)
(cost $5,000)	5,000	5,550
CORPORATE BONDS & NOTES — 7.5%
Aerospace/Defense — 0.0%
Raytheon Co.
Debentures
6.00% due 12/15/10	10,000	10,222
Raytheon Co.
Senior Notes
6.75% due 08/15/07	25,000	25,184
		35,406
Agricultural Chemicals — 0.1%
Agrium, Inc.
Senior Notes
7.13% due 05/23/36	90,000	94,816
Airlines — 0.1%
American Airlines, Inc.
Pass Through Certs.
3.86% due 07/09/10	14,701	14,260
American Airlines, Inc.
Pass Through Certs.,
Series 2001-1, Class A-2
6.82% due 05/23/11	20,000	20,319
Continental Airlines, Inc.
Pass Through Certs.
6.32% due 11/01/08	100,000	101,250
Continental Airlines, Inc.
Pass Through Certs.
Series 981A
6.65% due 03/15/19	15,552	16,135
		151,964
Auto-Cars/Light Trucks — 0.1%
DaimlerChrylser NA Holding Corp.
Company Guar. Notes
7.75% due 01/18/11	55,000	58,872
DaimlerChrysler NA Holding Corp.
Notes
5.75% due 09/08/11	10,000	9,975
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
7.30% due 01/15/12	10,000	10,615
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
8.50% due 01/18/31	80,000	95,235
Ford Motor Co.
Notes
7.45% due 07/16/31	30,000	23,550
General Motors Corp.
Senior Notes
7.13% due 07/15/13	15,000	14,137
General Motors Corp.
Senior Debentures
8.38% due 07/15/33	5,000	4,625
		217,009
Banks-Commercial — 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
Sub. Notes
7.40% due 06/15/11	10,000	10,804
Branch Banking & Trust Co.
Sub. Notes
5.63% due 09/15/16	10,000	10,072
First Maryland Capital II
Company Guar. Notes
6.34% due 02/01/27(5)	18,000	17,595
Popular North America, Inc.
Company Guar. Notes
5.65% due 04/15/09	15,000	15,035
SouthTrust Bank
Sub. Notes
4.75% due 03/01/13	20,000	19,392
SouthTrust Corp.
Sub. Notes
5.80% due 06/15/14	10,000	10,151

8

UBS AG
Sub. Notes
5.88% due 07/15/16	10,000	10,336
Union Bank of California NA
Sub. Notes
5.95% due 05/11/16	20,000	20,497
US Bank NA
Notes
3.90% due 08/15/08	4,000	3,918
		117,800
Banks-Money Center — 0.1%
BankBoston Capital Trust IV
Company Guar. Bonds
5.99% due 06/08/28(5)	22,000	21,401
Mizuho Financial Group Cayman, Ltd.
Bank Guar. Notes
5.79% due 04/15/14*	100,000	100,586
RBS Capital Trust I
Bank Guar. Notes
4.71% due 07/01/13(8)	13,000	12,358
		134,345
Banks-Super Regional — 0.2%
BAC Capital Trust XI
Notes
6.63% due 05/23/36	26,000	28,059
Bank of America Corp.
Sub. Notes
5.25% due 12/01/15	70,000	68,963
Chemical Bank NA
Sub. Notes
6.13% due 11/01/08	16,000	16,238
Fifth Third Bancorp
Sub. Notes
5.45% due 01/15/17	20,000	19,770
Huntington National Bank
Sub. Notes
6.60% due 06/15/18	11,000	11,628
JPMorgan Chase Bank NA
Sub. Notes
5.88% due 06/13/16	10,000	10,269
Wachovia Capital Trust III
Bank Guar. Notes
5.80% due 03/15/11(8)	20,000	20,165
Wachovia Capital Trust III
Bank Guar. Notes
5.80% due 03/15/11(8)	105,000	105,867
Wachovia Corp.
Sub. Notes
5.63% due 10/15/16	14,000	14,121
Wells Fargo & Co.
Notes
3.98% due 10/29/10	24,000	22,967
		318,047
Brewery — 0.0%
Anheuser-Busch Cos., Inc.
Bonds
6.00% due 11/01/41	25,000	24,357
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc.
Bonds
4.90% due 05/15/15	1,000	798
Clear Channel Communications, Inc.
Senior Notes
7.65% due 09/15/10	60,000	62,817
Liberty Media LLC
Senior Notes
7.75% due 07/15/09	30,000	31,134
Liberty Media LLC
Bonds
7.88% due 07/15/09	40,000	41,713
Nexstar Finance, Inc.
Senior Sub. Notes
7.00% due 01/15/14	5,000	4,700
Turner Broadcasting
Senior Notes
8.38% due 07/01/13	30,000	33,735
		174,897
Building Products-Air & Heating — 0.0%
American Standard, Inc.
Company Guar. Notes
7.38% due 02/01/08	9,000	9,150
Building-Residential/Commerical — 0.1%
D.R. Horton, Inc.
Senior Notes
5.38% due 06/15/12	10,000	9,672
D.R. Horton, Inc.
Senior Notes
5.63% due 09/15/14	65,000	62,782
D.R. Horton, Inc.
Senior Notes
6.88% due 05/01/13	45,000	46,477
Pulte Homes, Inc.
Company Guar. Bonds
7.88% due 08/01/11	40,000	43,299
Pulte Homes, Inc.
Company Guar. Bonds
8.13% due 03/01/11	40,000	43,158
		205,388
Cable TV — 0.3%
CCH I Holdings LLC/CCH I Holdings
Capital Corp.
Bonds
11.00% due 10/01/15	8,000	8,180
CCH II LLC/CCH II Capital Corp.
Company Guar. Notes
10.25% due 10/01/13	15,000	15,975

9

Comcast Cable Communications
Notes
8.50% due 05/01/27	15,000	18,424
Comcast Cable Communications Holdings, Inc.
Company Guar. Notes
8.38% due 03/15/13	110,000	125,297
Comcast Corp.
Company Guar. Notes
5.88% due 02/15/18	20,000	19,785
Comcast Corp.
Company Guar. Bonds
5.90% due 03/15/16	25,000	25,071
Comcast Corp.
Company Guar. Notes
6.45% due 03/15/37	10,000	10,005
Comcast Corp.
Senior Notes
6.50% due 11/15/35	60,000	60,424
COX Communications, Inc.
Notes
5.45% due 12/15/14	100,000	97,423
COX Communications, Inc.
Bonds
5.50% due 10/01/15	20,000	19,378
COX Communications, Inc.
Notes
7.75% due 11/01/10	80,000	86,039
		486,001
Casino Hotels — 0.1%
Harrah’s Operating Co., Inc.
Company Guar. Notes
5.50% due 07/01/10	50,000	49,007
Harrah’s Operating Co., Inc.
Notes
6.50% due 06/01/16	45,000	40,291
MGM Mirage, Inc.
Senior Notes
5.88% due 02/27/14	20,000	18,500
		107,798
Cellular Telecom — 0.1%
American Cellular Corp.
Senior Notes
10.00% due 08/01/11	15,000	15,862
Centennial Communications Corp.
Senior Notes
11.12% due 01/01/13(5)	10,000	10,575
Cingular Wireless Services, Inc.
Senior Notes
7.88% due 03/01/11	160,000	174,523
		200,960
Chemicals-Diversified — 0.0%
EI Du Pont de Nemours & Co.
Senior Notes
4.88% due 04/30/14	6,000	5,806
ICI Wilmington, Inc.
Company Guar. Notes
7.05% due 09/15/07	24,000	24,223
		30,029
Chemicals-Specialty — 0.1%
Cytec Industries, Inc.
Notes
4.60% due 07/01/13	50,000	46,332
Cytec Industries, Inc.
Notes
5.50% due 10/01/10	25,000	24,847
Cytec Industries, Inc.
Notes
6.00% due 10/01/15	20,000	19,824
Nalco Co.
Senior Notes
7.75% due 11/15/11	20,000	20,450
		111,453
Coal — 0.0%
Peabody Energy Corp.
Senior Notes
5.88% due 04/15/16	25,000	24,375
Peabody Energy Corp.
Senior Notes
7.38% due 11/01/16	45,000	47,925
		72,300
Commercial Services — 0.0%
The ServiceMaster Co.
Notes
7.88% due 08/15/09	8,000	8,289
Commercial Services-Finance — 0.0%
The Western Union Co.
Bonds
5.40% due 11/17/11*	10,000	9,861
Computer Services — 0.0%
Computer Sciences Corp.
Notes
3.50% due 04/15/08	10,000	9,719
Electronic Data Systems Corp.
Notes
7.45% due 10/15/29	55,000	60,186
		69,905
Consulting Services — 0.0%
FTI Consulting, Inc.
Company Guar. Notes
7.63% due 06/15/13	5,000	5,163
Containers-Metal/Glass — 0.0%
Consumers International, Inc.
Senior Notes
10.25% due 04/01/05†(6)(7)(9)(14)	10,000	0
Containers-Paper/Plastic — 0.1%
Pactiv Corp.
Notes
7.95% due 12/15/25	20,000	22,282

10

Pliant Corp.
Sec. Notes
11.13% due 09/01/09	10,000	9,725
Sealed Air Corp.
Senior Notes
5.38% due 04/15/08*	75,000	74,639
		106,646
Direct Marketing — 0.0%
Affinity Group, Inc.
Senior Sub. Notes
9.00% due 02/15/12	5,000	4,950
Diversified Financial Services — 0.0%
General Electric Capital Corp.
Notes
2.80% due 01/15/07	26,000	25,981
General Electric Capital Corp.
Senior Notes
5.65% due 06/09/14	14,000	14,209
		40,190
Diversified Manufactured Operations — 0.0%
Crane Co.
Bonds
6.55% due 11/15/36	28,000	27,565
Diversified Operations — 0.1%
Hutchison Whampoa International
Company Guar. Bonds
5.45% due 11/24/10*	100,000	100,256
Electric-Generation — 0.0%
The AES Corp.
Senior Notes
8.88% due 02/15/11	15,000	16,088
Electric-Integrated — 0.5%
American Electric Power Co., Inc.
Senior Notes
4.71% due 08/16/07(1)	12,000	11,941
Appalachian Power Co.
Senior Notes
5.00% due 06/01/17	12,000	11,250
Baltimore Gas & Electric Co.
Senior Notes
6.35% due 10/01/36*	62,000	63,291
CenterPoint Energy Houston Electric LLC
Sec. Notes
5.60% due 07/01/23	13,000	12,506
Centerpoint Energy, Inc.
Senior Notes
5.88% due 06/01/08	20,000	20,039
Commonwealth Edison Co.
1st Mtg. Bonds
5.40% due 12/15/11	20,000	19,842
Commonwealth Edison Co.
1st Mtg. Notes
5.95% due 08/15/16	20,000	20,220
Consumers Energy Co.
1st Mtg. Bonds
4.25% due 04/15/08	20,000	19,696
Dominion Resources, Inc.
Senior Notes
5.69% due 05/15/08(1)	22,000	22,032
Duke Energy Corp.
Senior Notes
4.20% due 10/01/08	20,000	19,598
Entergy Louisiana LLC
1st Mtg. Bonds
5.83% due 11/01/10	30,000	29,784
Mirant Mid Atlantic LLC
Pass Through Certs.
9.13% due 06/30/17	4,473	5,048
Nisource Finance Corp.
Company Guar. Notes
7.88% due 11/15/10	110,000	118,675
Pepco Holdings, Inc.
Notes
5.50% due 08/15/07	100,000	99,920
Pepco Holdings, Inc.
Notes
6.45% due 08/15/12	10,000	10,368
PSEG Power
Notes
3.75% due 04/01/09	35,000	33,802
PSEG Power LLC
Company Guar. Notes
7.75% due 04/15/11	50,000	54,025
PSI Energy, Inc.
Debentures
7.85% due 10/15/07	27,000	27,458
Public Service Electric & Gas Co.
Sec. Notes
5.00% due 08/15/14	6,000	5,827
Puget Sound Energy, Inc.
Senior Notes
5.20% due 10/01/15	25,000	23,913
Southern California Edison Co.
1st Mtg. Bonds
5.55% due 01/15/37	10,000	9,557
Southern Energy, Inc.
Notes
7.90% due 07/15/09†(6)(7)(10)	20,000	0
Southwestern Public Service Senior Notes
6.00% due 10/01/36	55,000	54,429
Texas-New Mexico Power
Senior Notes
6.25% due 01/15/09	30,000	30,371
The Cleveland Electric Illuminating Co.
Senior Notes
5.95% due 12/15/36	10,000	9,537
TXU Corp. Senior Notes
4.80% due 11/15/09	60,000	58,556
		791,685

11

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes
6.63% due 09/15/16	100,000	102,830
Electronics-Military — 0.0%
L-3 Communications Corp.
Senior Sub. Notes
6.38% due 10/15/15	15,000	14,850
Enterprise Software/Service — 0.0%
Oracle Corp.
Notes
5.00% due 01/15/11	9,000	8,909
Finance-Auto Loans — 0.2%
Ford Motor Credit Co.
Notes
5.70% due 01/15/10	35,000	33,551
Ford Motor Credit Co.
Senior Notes
5.80% due 01/12/09	3,000	2,945
Ford Motor Credit Co.
Notes
6.63% due 06/16/08	5,000	4,997
Ford Motor Credit Co.
Notes
7.38% due 10/28/09	55,000	55,117
General Motors Acceptance Corp.
Notes
6.75% due 12/01/14	20,000	20,543
General Motors Acceptance Corp.
Notes
6.88% due 09/15/11	25,000	25,642
General Motors Acceptance Corp.
Notes
6.88% due 08/28/12	92,000	94,468
General Motors Acceptance Corp.
Bonds
8.00% due 11/01/31	15,000	17,221
		254,484
Finance-Commercial — 0.0%
CIT Group, Inc.
Notes
5.85% due 09/15/16	10,000	10,147
Transamerica Finance Corp.
Senior Notes
6.40% due 09/15/08	9,000	9,148
		19,295
Finance-Consumer Loans — 0.1%
Household Finance Corp.
Notes
6.38% due 10/15/11	190,000	198,680
John Deere Capital Corp.
Notes
5.40% due 10/15/11	24,000	24,050
		222,730
Finance-Credit Card — 0.0%
Capital One Financial Corp.
Senior Notes
5.70% due 09/15/11	20,000	20,296
Finance-Investment Banker/Broker — 0.7%
Citigroup, Inc.
Sub. Notes
5.00% due 09/15/14	215,000	209,925
Credit Suisse First Boston USA, Inc.
Notes
5.13% due 08/15/15	150,000	147,646
Goldman Sachs Group, Inc.
Sub. Notes
6.45% due 05/01/36	140,000	145,658
J.P. Morgan Chase & Co.
Sub. Notes
5.13% due 09/15/14	310,000	304,828
Lehman Brothers Holdings, Inc.
Senior Notes
5.75% due 05/17/13	10,000	10,158
Morgan Stanley
Sub. Notes
4.75% due 04/01/14	250,000	239,032
		1,057,247
Finance-Mortgage Loan/Banker — 0.0%
Residential Capital Corp.
Senior Notes
6.38% due 06/30/10	58,000	58,675
Finance-Other Services — 0.1%
SB Treasury Co. LLC
9.40% due 06/30/08*(2)	100,000	105,252
Food-Meat Products — 0.1%
Tyson Foods, Inc.
Senior Notes
6.60% due 04/01/16	90,000	92,414
Food-Misc. — 0.1%
Kraft Foods, Inc.
Notes
6.25% due 06/01/12	140,000	145,432
Funeral Services & Related Items — 0.0%
Service Corp. International
Senior Notes
6.75% due 04/01/16	15,000	14,925
Gas-Distribution — 0.1%
Energen Corp.
Notes
7.63% due 12/15/10	60,000	63,482
Sempra Energy
Senior Notes
4.62% due 05/17/07	19,000	18,927
Southern California Gas Co.
1st Mtg. Bonds
5.75% due 11/15/35	10,000	9,978
		92,387

12

Hotel/Motel — 0.0%
Wyndham Worldwide Corp.
Senior Notes
6.00% due 12/01/16*	40,000	39,296
Independent Power Producers — 0.0%
Calpine Corp
Sec. Notes
8.75% due 07/15/13*(9)(14)	30,000	32,175
NRG Energy, Inc.
Company Guar. Notes
7.38% due 02/01/16	20,000	20,100
		52,275
Insurance Broker — 0.0%
Marsh & McLennan Cos., Inc.
Senior Notes
7.13% due 06/15/09	20,000	20,667
Insurance-Life/Health — 0.2%
Americo Life, Inc.
Notes
7.88% due 05/01/13*	12,000	12,037
Lincoln National Corp.
Bonds
7.00% due 05/17/16(8)	95,000	100,689
MIC Financing Trust I
Pass Through Certs.
8.38% due 02/01/27*	8,000	8,011
Monumental Global Funding II
Notes
5.65% due 07/14/11*	12,000	12,150
Prudential Financial, Inc.
Notes
5.10% due 09/20/14	90,000	87,910
Prudential Financial, Inc.
Notes
5.70% due 12/14/36	24,000	23,361
		244,158
Insurance-Multi-line — 0.2%
Genworth Financial, Inc.
Jr. Sub. Notes
6.15% due 11/15/16(8)	100,000	99,859
Metlife, Inc.
Jr. Sub. Notes
6.40% due 12/15/36	10,000	10,046
Metropolitan Life Global Funding I
Sec. Notes
5.75% due 07/25/11*	10,000	10,190
Symetra Financial Corp.
Senior Notes
6.13% due 04/01/16*	90,000	91,033
The Allstate Corp.
Senior Notes
7.20% due 12/01/09	22,000	23,175
Unitrin, Inc.
Senior Notes
4.88% due 11/01/10	60,000	58,486
Xl Capital, Ltd.
Senior Notes
5.25% due 09/15/14	35,000	34,301
		327,090
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc.
Bonds
7.50% due 08/15/36*	40,000	43,763
Liberty Mutual Insurance Co.
Sub. Notes
7.70% due 10/15/97*	70,000	71,633
		115,396
Insurance-Property/Casualty — 0.3%
Ace Capital Trust II
Company Guar. Bond
9.70% due 04/01/30	100,000	137,091
ACE INA Holdings, Inc.
Notes
5.88% due 06/15/14	15,000	15,288
Berkley (WR) Corp.
Senior Notes
5.60% due 05/15/15	60,000	58,937
Crum & Forster Holdings Corp.
Senior Notes
10.38% due 06/15/13	10,000	10,825
Everest Reinsurance Holding
Notes
5.40% due 10/15/14	10,000	9,793
Everest Reinsurance Holdings, Inc.
Senior Notes
8.75% due 03/15/10	85,000	92,651
Navigators Group, Inc.
Senior Notes
7.00% due 05/01/16	34,000	34,765
St Paul Companies, Inc.
Senior Notes
5.75% due 03/15/07	60,000	60,060
Travelers Property Casualty Corp.
Senior Notes
6.38% due 03/15/33	70,000	73,724
		493,134
Leisure Products — 0.0%
Brunswick Corp.
Notes
5.00% due 06/01/11	16,000	15,459
Machinery-Construction & Mining — 0.0%
Joy Global, Inc.
Notes
6.63% due 11/15/36*	20,000	19,882
Medical Products — 0.0%
Baxter International, Inc.
Senior Bonds
5.90% due 09/01/16	10,000	10,273
MEDIQ/PRN Life Support Services
11.00% due 06/01/08†(6)(7)	10,000	0
Universal Hospital Services, Inc.
Senior Notes
10.13% due 11/01/11	5,000	5,337
		15,610

13

Medical-Drugs — 0.0%
American Home Products Corp.
Notes
6.95% due 03/15/11	11,000	11,682
Merck & Co., Inc.
Notes
2.50% due 03/30/07	14,000	13,909
Wyeth
Bonds
5.50% due 02/01/14	16,000	16,082
		41,673
Medical-HMO — 0.0%
WellPoint, Inc.
Notes
3.75% due 12/14/07	17,324	17,051
Medical-Hospitals — 0.0%
HCA, Inc.
Senior Notes
6.95% due 05/01/12	20,000	18,950
HCA, Inc.
Sec Notes.
9.25% due 11/15/16*	20,000	21,425
		40,375
Medical-Wholesale Drug Distribution — 0.1%
Amerisourcebergen Corp.
Company Guar. Bonds
5.88% due 09/15/15	90,000	88,000
Cardinal Health, Inc.
Notes
5.80% due 10/15/16*	20,000	19,953
		107,953
Metal Processors & Fabrication — 0.0%
Timken Co.
Notes
5.75% due 02/15/10	15,000	14,843
Mining — 0.0%
Newmont Mining Corp.
Notes
8.63% due 05/15/11	10,000	11,198
Multimedia — 0.4%
AOL Time Warner, Inc.
Bonds
7.63% due 04/15/31	50,000	55,858
Belo Corp.
Senior Notes
6.75% due 05/30/13	10,000	10,198
Cox Enterprises, Inc.
Notes
7.88% due 09/15/10*	26,000	27,724
News America, Inc.
Company Guar. Bonds
6.40% due 12/15/35	10,000	9,934
News America, Inc.
Debentures
7.28% due 06/30/28	95,000	102,239
News America, Inc.
Company Guar. Bonds
7.30% due 04/30/28	10,000	10,805
Time Warner Cos., Inc.
Company Guar. Notes
7.25% due 10/15/17	10,000	10,924
Time Warner Entertainment Co. LP
Senior Debentures
8.38% due 03/15/23	94,000	110,277
Time Warner Entertainment Co. LP
Senior Notes
8.38% due 07/15/33	10,000	12,086
Time Warner, Inc.
Company Guar. Notes
6.75% due 04/15/11	10,000	10,468
Viacom, Inc.
Senior Notes
6.25% due 04/30/16	87,000	86,397
Viacom, Inc.
Senior Notes
6.88% due 04/30/36	10,000	9,887
Walt Disney Co.
Notes
5.38% due 06/01/07	100,000	100,067
		556,864
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.
Notes
5.25% due 01/15/37	20,000	19,709
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp.
Senior Notes
7.50% due 09/15/13	30,000	31,238
El Paso Production Holding Co.
Company Guar. Notes
7.75% due 06/01/13	30,000	31,387
Hilcorp Energy I LP
Senior Notes
10.50% due 09/01/10*	15,000	16,050
		78,675
Oil Companies-Integrated — 0.0%
ConocoPhillips Canada Funding Co.
Company Guar. Notes
5.95% due 10/15/36	8,000	8,111
Hess Corp.
Notes
7.13% due 03/15/33	10,000	10,941
Hess Corp.
Bonds
7.88% due 10/01/29	10,000	11,673
Phillips Petroleum Co.
Debentures
7.00% due 03/30/29	33,000	37,151
		67,876

14

Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc.
Company Guar. Notes
6.75% due 05/01/14	36,000	36,686
Oil-Field Services — 0.0%
Hanover Compressor Co.
Senior Notes
9.00% due 06/01/14	10,000	10,800
Paper & Related Products — 0.1%
Bowater, Inc.
Notes
6.50% due 06/15/13	15,000	13,688
Neenah Paper, Inc.
Senior Notes
7.38% due 11/15/14	5,000	4,775
Plum Creek Timberlands LP Company Guar. Notes
5.88% due 11/15/15	17,000	16,705
Temple-Inland, Inc.
Bonds
6.63% due 01/15/18	60,000	62,217
Westvaco Corp.
Bonds
7.95% due 02/15/31	10,000	10,949
		108,334
Pipelines — 0.2%
Duke Capital LLC
Senior Notes
6.25% due 02/15/13	130,000	133,944
Duke Energy Field Services LLC
Notes
6.88% due 02/01/11	10,000	10,456
Dynegy-Roseton Danskammer
Company Guar. Notes
7.67% due 11/08/16	5,000	5,181
Enbridge Energy Partners LP
Senior Notes
5.88% due 12/15/16	8,000	7,921
Energy Transfer Partners LP
Company Guar. Bonds
6.13% due 02/15/17	20,000	20,278
Energy Transfer Partners LP
Senior Notes
6.63% due 10/15/36	25,000	25,742
ONEOK Partners LP
Bonds
6.15% due 10/01/16	10,000	10,147
Reliant Energy, Inc.
Notes
7.75% due 02/15/11	20,000	21,555
		235,224
Precious Metals — 0.0%
Barrick Gold Finance Co.
Bonds
5.80% due 11/15/34	10,000	9,262
Barrick Gold Finance Co.
Company Guar. Debentures
7.50% due 05/01/07	15,000	15,102
		24,364
Private Corrections — 0.0%
Corrections Corp. of America
Company Guar. Notes
6.25% due 03/15/13	5,000	4,956
Publishing-Newspapers — 0.0%
Knight Ridder, Inc.
Debentures
6.88% due 03/15/29	10,000	9,482
Knight Ridder, Inc.
Debentures
7.15% due 11/01/27	10,000	9,542
		19,024
Radio — 0.1%
Chancellor Media Corp.
Company Guar. Senior Notes
8.00% due 11/01/08	92,000	95,649
Real Estate Investment Trusts — 0.4%
AvalonBay Communities, Inc.
Senior Notes
5.75% due 09/15/16	20,000	20,261
Brandywine Operating Partnership LP
Company Guar. Notes
5.75% due 04/01/12	55,000	55,378
Health Care Properties
Senior Notes
6.30% due 09/15/16	100,000	101,594
Health Care Property Investors, Inc.
Senior Notes
5.65% due 12/15/13	40,000	39,461
Heritage Property Investment Trust
Notes
4.50% due 10/15/09	10,000	9,749
Liberty Property LP
Senior Notes
7.25% due 03/15/11	25,000	26,617
Liberty Property LP
Senior Notes
8.50% due 08/01/10	60,000	65,749
Mack-Cali Realty LP
Bonds
5.80% due 01/15/16	10,000	10,028
Reckson Operating Partnership LP
Senior Notes
6.00% due 03/31/16	71,000	69,291
Simon Property Group LP
Notes
5.00% due 03/01/12	22,000	21,613
Simon Property Group LP
Notes
5.10% due 06/15/15	60,000	58,354
Simon Property Group LP
Notes
5.38% due 08/28/08	8,000	7,965

15

United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	70,000	70,842
		556,902
Real Estate Management/Services — 0.1%
AMB Property LP Bonds 5.45% due 12/01/10	100,000	100,102
AMB Property LP Company Guar. Notes 5.90% due 08/15/13	8,000	8,115
EOP Operating LP Senior Notes 7.00% due 07/15/11	20,000	21,644
		129,861
Real Estate Operations & Development — 0.4%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	100,000	101,271
Developers Diversified Realty Senior Notes 5.00% due 05/03/10	90,000	88,768
EOP Operating LP Notes 6.80% due 01/15/09	120,000	124,002
Kimco Realty Corp. Notes 5.58% due 11/23/15	100,000	99,360
Regency Centers LP Company Guar. Bonds 4.95% due 04/15/14	30,000	28,874
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	35,000	33,934
Simon Property Group LP Senior Notes 4.60% due 06/15/10	45,000	43,889
Simon Property Group LP Notes 5.38% due 06/01/11	70,000	70,008
		590,106
Recycling — 0.0%
Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	10,000	10,050
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	20,000	19,626
Retail-Drug Store — 0.0%
CVS Lease Pass Through Certs. 6.04% due 12/10/28*	20,000	19,917
Retail-Regional Department Stores — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	62,000	61,904
Savings & Loans/Thrifts — 0.1%
Downey Financial Corp. Notes 6.50% due 07/01/14	20,000	20,046
Independence Community Bank Corp. Notes 3.50% due 06/20/13(8)	11,000	10,699
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10*	30,000	29,356
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	22,000	21,909
Washington Mutual Bank Sub. Notes 5.95% due 05/20/13	20,000	20,329
Western Financial Bank Senior Debentures 9.63% due 05/15/12	22,000	24,037
		126,376
School — 0.0%
Massachusetts Institute of Technology Notes 7.25% due 11/02/96	40,000	51,247
Sovereign Agency — 0.1%
Overseas Private Investment Corp. Sub. Notes 6.99% due 01/15/09	91,109	92,495
Special Purpose Entities — 0.1%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	30,000	28,576
Consolidated Communications Holdings, Inc. Senior Notes 9.75% due 04/01/12	23,000	24,610
Farmers Exchange Capital Notes 7.05% due 07/15/28*	110,000	114,789
Pricoa Global Funding I Notes 5.30% due 09/27/13*	20,000	19,892
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	14,000	13,871
		201,738
Steel-Producer — 0.0%
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36*	20,000	19,576
Telecom Services — 0.2%
Embarq Corp. Notes 7.08% due 06/01/16	90,000	91,622

16

Qwest Corp. Senior Notes 7.50% due 10/01/14	5,000	5,300
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	160,000	187,676
		284,598
Telephone-Integrated — 0.3%
AT&T Corp. Senior Notes 7.30% due 11/15/11	14,000	15,157
AT&T, Inc. Notes 5.30% due 11/15/10	75,000	75,010
GTE Northwest, Inc. Debentures Series D 5.55% due 10/15/08	10,000	10,012
GTE Southwest, Inc. 1st Mtg. Bonds 8.50% due 11/15/31	20,000	23,925
LCI International, Inc. Senior Notes 7.25% due 06/15/07	20,000	20,050
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	10,000	10,911
SBC Communications, Inc. Notes 5.10% due 09/15/14	160,000	155,352
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	10,000	10,010
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	60,000	64,242
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	60,000	72,217
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	55,000	53,605
Verizon New York, Inc. Debentures Series A 6.88% due 04/01/12	18,000	18,661
		529,152
Television — 0.1%
CBS Corp. Company Guar. Bonds 7.70% due 07/30/10	40,000	42,725
CBS Corp. Company Guar. Bonds 7.88% due 07/30/30	70,000	73,355
Paxson Communications, Inc. Sec. Notes 11.62% due 01/15/13*(5)	10,000	10,125
Univision Communications, Inc. Company Guar. Bonds 3.88% due 10/15/08	35,000	33,382
		159,587
Tobacco — 0.1%
Altria Group, Inc. Notes 7.00% due 11/04/13	130,000	141,247
Reynolds American, Inc. Senior Sec. Notes 7.25% due 06/01/13	70,000	72,765
		214,012
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 991A 7.20% due 01/02/19	3,248	3,289
Atlas Air, Inc. Pass Through Certs. Series 991B 7.63% due 01/02/15	49,511	53,719
Atlas Air, Inc. Pass Through Certs. Series 00-1 8.71% due 01/02/19	3,356	3,490
		60,498
Transport-Rail — 0.0%
Burlington Northern Santa Fe Corp. Debentures 7.29% due 06/01/36	20,000	23,530
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 991A 6.72% due 01/15/22	63,372	67,881
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	10,000	10,038
Ryder System, Inc. Notes 5.85% due 11/01/16	20,000	19,628
		97,547
Total Corporate Bonds & Notes (cost $11,826,502)		11,964,987
FOREIGN CORPORATE BONDS & NOTES — 1.8%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	76,786	78,040
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(8)	20,000	20,131

17

Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 5.09% due 12/30/49(5)	15,000	12,337
Landsbanki Islands HF Notes 6.10% due 08/25/11*	10,000	10,167
NIBC Bank NV Bonds 5.82% due 12/11/13*(8)	10,000	9,702
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	100,000	110,163
RSHB Capital SA Notes 7.18% due 05/16/13	150,000	157,693
		320,193
Banks-Money Center — 0.0%
HBOS Capital Funding LP Company Guar. Notes 6.85% due 03/29/09	25,000	25,313
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 8.38% due 4/27/09	20,000	21,132
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(8)	8,000	8,108
		54,553
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.13% due 01/30/13	20,000	19,750

Brewery — 0.2%
CIA Brasileira De Bebida Company Guar. Bonds 10.50% due 12/15/11	90,000	108,900
SABMiller PLC Notes 6.50% due 07/01/16*	150,000	156,469
		265,369
Cellular Telecom — 0.0%
America Movil SA de CV Bonds 6.38% due 03/01/35	11,000	10,732
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	10,000	10,178
Diversified Manufactured Operations — 0.0%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	20,000	20,694
Diversified Minerals — 0.1%
Vale Overseas, Ltd. Notes 6.25% due 01/23/17	35,000	35,159
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/21/36	95,000	97,437
		132,596
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Bonds 6.50% due 10/27/36*	130,000	134,086
Finance-Consumer Loans — 0.1%
Aiful Corp. Notes 4.45% due 02/16/10*	130,000	124,687
Finance-Investment Banker/Broker — 0.0%
Kaupthing Bank Hf Notes 7.13% due 05/19/16*	21,000	22,274
Food-Meat Products — 0.1%
JBS SA Company Guar. Notes 10.50% due 08/04/16*	100,000	106,500
Insurance-Multi-line — 0.1%
Aegon NV Sub. Notes 5.80% due 07/15/14(8)	22,000	18,916
AXA SA Sub. Notes 8.60% due 12/15/30	110,000	142,622
AXA SA Sub. Notes 6.38% due 12/14/36*(8)	15,000	14,811
ING Groep NV Bonds 5.78% due 12/08/15(8)	12,000	11,874
		188,223
Insurance-Property/Casualty — 0.1%
Xl Capital PLC Company Guar. Bonds 6.50% due 01/15/12	85,000	88,547
Investment Companies — 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	19,000	18,990
Machinery-Construction & Mining — 0.0%
Atlas Copco AB Notes 6.50% due 04/01/08*	9,000	9,097
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc. Senior Sub. Notes 7.75% due 04/01/14*	10,000	8,700

18

Elan Finance PLC Company Guar. Senior Notes 7.75% due 11/15/11	10,000	9,763
		18,463
Metal-Diversified — 0.0%
Inco, Ltd. Bonds 7.20% due 09/15/32	30,000	31,977
Inco, Ltd. Notes 7.75% due 05/15/12	20,000	21,877
		53,854
Oil Companies-Exploration & Production — 0.0%
Talisman Energy, Inc. Senior Notes 6.25% due 02/01/38	10,000	9,648
Oil Companies-Integrated — 0.0%
Petro-Canada Notes 5.95% due 05/15/35	10,000	9,482
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	15,000	14,250
Pipelines — 0.0%
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	18,000	16,515

Property Trust — 0.0%
WEA Finance LLC Senior Notes 5.70% due 10/01/16*	10,000	9,941

Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08	19,000	19,927

Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 9.25% due 06/15/16*	10,000	10,750

Special Purpose Entities — 0.2%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 04/29/49	26,000	27,192
National Gas Co. of Trinidad & Tobago, Ltd. Notes 6.05% due 01/15/36*	150,000	146,294
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	10,000	9,565
UFJ Finance Aruba AEC Company Guar. Notes 6.75% due 07/15/13	100,000	106,717
		289,768
Telecom Services — 0.0%
Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(1)	20,000	18,025
TELUS Corp. Notes 7.50% due 06/01/07	14,000	14,103
TELUS Corp. Notes 8.00% due 06/01/11	22,000	24,058
		56,186
Telephone-Integrated — 0.5%
British Telecommunications PLC Bonds 8.63% due 12/15/30	10,000	13,679
Deutsche Telekom International Finance BV Company Guar. Notes 8.00% due 06/15/10	80,000	86,627
Deutsche Telekom International Finance BV Company Guar. Notes 8.25% due 06/15/30	70,000	86,054
France Telecom SA Senior Notes 7.75% due 03/01/11	90,000	98,035
France Telecom SA Senior Notes 8.50% due 03/01/31	50,000	65,636
Telecom Italia Capital Company Guar. Bonds 6.20% due 07/18/11	120,000	121,773
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	20,000	19,098
Telecom Italia Capital SA Notes 5.25% due 10/01/15	60,000	56,046
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16	80,000	82,529
Telefonica Emisones SAU Company Guar. Notes 7.05% due 06/20/36	75,000	79,662
Telefonica Europe BV Company Guar. Notes 8.25% due 09/15/30	10,000	11,914
		721,053
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11	20,000	20,866

19

Total Foreign Corporate Bonds & Notes (cost $2,814,100)		2,855,212
FOREIGN GOVERNMENT AGENCIES — 0.5%
Sovereign — 0.5%
Federal Republic of Brazil Bonds 5.78% due 01/05/16	550,000	292,183
Federal Republic of Brazil Notes 8.00% due 01/15/18	20,000	22,240
Federal Republic of Brazil Bonds 10.50% due 07/14/14	20,000	25,300
Province of Quebec Debentures 7.50% due 09/15/29	24,000	30,453
Republic of Argentina Bonds 5.48% due 08/03/12(5)	30,000	21,780
Republic of Argentina Notes 8.28% due 12/31/33(13)	66,750	72,590
Republic of Turkey Notes 9.00% due 06/30/11	20,000	22,200
Republic of Turkey Senior Notes 11.88% due 01/15/30	50,000	77,125
Republic of Venezuela Notes 8.50% due 10/08/14	10,000	11,315
Republic of Venezuela Bonds 9.25% due 09/15/27	60,000	76,500
Russian Federation Bonds 5.00% due 03/31/30(1)	85,000	95,957
Russian Federation Bonds 5.00% due 03/31/30*(1)	12,000	13,575
United Mexican States Notes 6.75% due 09/27/34	70,000	75,600
Total Foreign Government Agencies (cost $774,622)		836,818
LOAN AGREEMENTS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank 8.35% due 02/15/07 (cost $65,000)	65,000	65,128
MUNICIPAL BONDS & NOTES — 0.0%
U.S. Municipal Bonds & Notes — 0.0%
Southern California Public Power
Authority Power Project,
Series B
6.93% due 05/15/17	50,000	56,516
(cost $51,488)
U.S. GOVERNMENT AGENCIES — 9.2%
Federal Home Loan Mtg. Corp. — 2.8%
4.50% due 04/01/19	174,086	167,968
5.00% due 03/01/19	13,537	13,315
5.00% due 05/01/34	144,655	139,724
5.00% due 06/01/34	143,320	138,434
5.00% due 07/01/21	491,480	482,889
5.00% due 08/01/35	209,372	202,089
5.00% due 12/01/35	673,828	650,390
5.00% due 08/01/36	449,342	433,712
5.00% due 11/01/36	320,726	309,433
5.00% due January TBA	1,135,000	1,095,712
5.50% due 07/01/34	63,841	63,203
5.50% due January TBA	300,000	296,625
5.72% due 08/01/36(5)	221,110	220,879
6.00% due 12/01/33	81,853	82,653
6.00% due 08/01/36	79,999	80,591
6.50% due 05/01/16	6,760	6,913
6.50% due 05/01/29	6,811	6,984
6.50% due 03/01/36	43,393	44,197
6.50% due 05/01/36	1,690	1,721
7.00% due 04/01/32	12,399	12,747
7.50% due 08/01/23	1,016	1,060
7.50% due 04/01/28	5,429	5,670
8.50% due 12/01/19	63	66
Federal Home Loan Mtg. Corp. REMIC
5.50% due 05/15/34	64,083	64,226
Federal Home Loan Mtg Corp.,
Series 2586, Class NK
3.50% due 08/15/16(3)	23,054	22,134
Federal Home Loan Mtg. Corp.,
Series 1577, Class PK
6.50% due 09/15/23(3)	20,000	20,716
Federal Home Loan Mtg. Corp.,
Series 1226, Class Z
7.75% due 03/15/22(3)	2,991	2,995
Federal Home Loan Mtg. Corp.,
Series 2635, Class NJ
3.00% due 03/15/17(3)	50,336	47,383
		4,614,429
Federal National Mtg. Assoc. — 5.5%
4.56% due 01/01/15	234,491	226,258
4.85% due 11/01/15	221,728	217,326
5.00% due 03/01/18	119,084	117,331
5.00% due 06/01/19	6,707	6,601
5.00% due 04/01/34	371,356	358,979
5.00% due 05/01/35	8,031	7,756
5.00% due January TBA	600,000	589,687
5.50% due 03/01/18	14,223	14,250
5.50% due 06/01/19	28,271	28,292
5.50% due 11/01/20	28,399	28,394
5.50% due 08/01/21	716,269	716,164
5.50% due 12/01/33	280,658	277,797
5.50% due 06/01/34	36,625	36,232
5.50% due 02/01/36(5)	46,396	46,628
5.50% due 06/01/36	1,349,981	1,336,497
5.50% due 11/01/36	498,646	492,776
5.50% due 12/01/36	99,990	98,813
5.50% due January TBA	1,000,000	988,125
5.92% due 10/01/11	50,978	52,243
6.00% due 06/01/17	29,656	30,092
6.00% due 06/01/21	401,652	407,308
6.00% due 08/01/21	204,810	207,694
6.00% due 12/01/33	70,574	71,169
6.00% due 05/01/34	46,471	46,820
6.00% due 07/01/34	67,600	68,128
6.00% due 10/01/34	71,314	71,849
6.00% due 06/01/35	7,231	7,281
6.34% due 01/01/08	16,402	16,415
6.36% due 07/01/08	19,008	19,091
6.43% due 01/01/08	17,603	17,626

20

6.50% due 08/01/17	67,235	68,861
6.50% due 09/01/26	481,570	491,699
6.50% due 04/01/34	35,781	36,490
6.50% due 07/01/36	205,029	208,895
6.50% due 08/01/36	999,971	1,018,825
6.56% due 07/01/11	51,926	54,096
6.50% due 09/01/32	70,164	71,772
7.00% due 08/01/36	250,025	256,640
		8,810,900
Government National Mtg. Assoc. — 0.9%
4.50% due 05/15/36	249,326	235,505
5.50% due 04/15/36	137,275	136,615
5.50% due 05/15/36	711,148	707,730
5.50% due 09/15/36	118,713	118,142
6.00% due 11/15/31	224,807	228,291
7.00% due 05/15/33	40,531	41,875
7.50% due 01/15/32	15,666	16,351
7.50% due 09/15/35	822	865
7.50% due 09/16/35	10,069	10,484
8.00% due 01/15/31	2,375	2,517
8.50% due 11/15/17	1,982	2,111
9.00% due 11/15/21	723	779
		1,501,265
Total U.S. Government Agencies (cost $15,001,772)		14,926,594
U.S. GOVERNMENT TREASURIES — 1.9%
United States Treasury Bonds — 0.3%
4.50% due 02/15/36	90,000	85,584
5.38% due 02/15/31	40,000	42,847
6.63% due 02/15/27	150,000	182,813
6.88% due 08/15/25	100,000	123,797
		435,041
United States Treasury Notes — 1.6%
2.63% due 03/15/09	825,000	788,423
3.63% due 07/15/09	500,000	486,817
4.25% due 08/15/14	90,000	87,363
4.38% due 12/15/10	600,000	593,086
4.50% due 02/15/09	500,000	496,972
4.50% due 11/15/10	10,000	9,929
4.50% due 11/15/15	57,000	56,123
5.13% due 05/15/16	10,000	10,300
5.63% due 05/15/08(15)	150,000	151,371
		2,680,384
Total U.S. Government Treasuries (cost $3,130,561)		3,115,425

Total Long-Term Investment Securities (cost $136,542,431)		152,308,299
SHORT-TERM INVESTMENT SECURITIES — 0.9%
U.S. Government Agencies — 0.9%
Federal Home Loan Bank Disc. Notes
6.00% due 01/02/07	1,500,000	1,499,750
Total Short-Term Investment Securities (cost $1,499,750)
REPURCHASE AGREEMENTS — 5.9%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $675,225 and collateralized by $715,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 5.50%, due 07/14/28 and having an approximate value of $688,716	675,000	675,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $1,134,378 and collateralized by $1,185,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.00%, due 12/14/18 and having an approximate value of $1,159,819	1,134,000	1,134,000
State Street Bank & Trust Co. Joint Repurchase Agreement(11)	4,363,000	4,363,000
UBS Securities, LLC Joint Repurchase Agreement(11)	3,300,000	3,300,000
Total Repurchase Agreements (cost $9,472,000)		9,472,000
TOTAL INVESTMENTS (cost $147,514,181) (12)	101.5%	163,280,049
Liabilities in excess of other assets	(1.5)	(2,468,110)
NET ASSETS —	100.0%	$160,811,939

†               Non-income producing security

*               Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2006, the aggregate value of these securities is $2,662,624 representing 1.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)            “Step-up” security where the rate increases (“steps-up”) at a predetermined rate.  Rate shown reflects the increased rate.

(2)            Perpetual maturity - maturity date reflects the next call date.

(3)            Collateralized Mortgaged Obligation

(4)            Variable Rate Security - the rate reflected is as of December 31, 2006, maturity date reflects the stated maturity date.

(5)            Floating rate security where the rate fluctuates.  The rate moves up or down at each reset date.  The rate reflected is as of December 31, 2006.

(6)            Fair valued security; see Note 1.

(7)            Illiquid security

(8)            Variable Rate Security - the rate reflected is as of December 31, 2006, maturity date reflects next reset date.

(9)            Company has filed Chapter 11 bankruptcy protection.

21

(10)          To the extent permitted by the Statement of Additional Information, the Multi-Managed Growth Portfolio may invest in restricted securities.  The Fund has no right to demand registration of these securities.  The securities are valued pursuant to Note 1.  Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.  The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of December 31, 2006, the Multi-Managed Growth portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc.
7.50% due 08/15/09	8/11/2005	5,000	$10,000	$5,550	$1.11	0.0%

Southern Energy, Inc.
7.90% due 07/15/09	7/15/2005	20,000	0	0	0	0.0
				$5,550		0.0%

(11)          See Note 2 for details of Joint Repurchase Agreements.

(12)          See Note 4 for cost of investments on a tax basis.

(13)          Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.

(14)          Bond in default.

(15)          The security was pledged as collateral to cover margin requirements for open future contracts.

ADR        American Depository Receipt

REMIC    Real Estate Mortgage Investment Conduit

TBA        Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2006	Unrealized Appreciation (Depreciation)
5 Long	U.S. Treasury 2 YR Note	March 2007	1,023,919	1,020,156	$(3,763)

4 Long	U.S. Treasury 5 YR Note	March 2007	423,198	420,250	$(2,948)
					$(6,711)

	Principal Amount	Value (Note 1)
Bonds & Notes Sold Short — (0.1%)

U.S. GOVERNMENT AGENCIES — (0.1%)
Federal Home Loan Mtg. Corp. 5.00% due January TBA (Proceeds $131,498)	$(135,000)	$(131,498)
TOTAL BONDS AND NOTES SOLD SHORT (Proceeds $131,498)

Open Foreign Bond Forward Contracts

Description	Principal Amount	Delivery Date	Value at Trade Date	Value as of December 31, 2006	Unrealized Appreciation/ Depreciation
Japanese Government Bond Series 8 1.00% due 06/20/16	JPY 127,586,900	01/10/07	$1,093,229	$1,055,174	$(38,055)
Japanese Government Bond Series 280 1.90% due 06/20/16	JPY (129,300,000)	01/31/07	$(1,121,895)	(1,111,843)	10,052
					$(28,003)

Open Forward Foreign Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation
*	USD	229,025	BRL	505,000	3/20/2007	$4,513
	USD	649,516	SGD	995,000	3/20/2007	1,847
*	CAD	188,000	USD	165,275	3/20/2007	3,687
*	EUR	367,000	USD	490,253	3/20/2007	4,059
	GBP	30,000	USD	59,195	3/20/2007	438
*	JPY	81,550,000	USD	719,358	3/20/2007	26,911
	KRW	171,960,000	USD	187,627	3/20/2007	2,410
						43,865

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation

*	USD	122,742	CAD	140,000	3/20/2007	$(2,410)
*	USD	623,931	EUR	56,972,964	3/20/2007	(5,328)
*	USD	658,816	JPY	74,750,000	3/20/2007	(24,109)
*	BRL	635,000	USD	290,751	3/20/2007	(2,906)
						(34,753)

		Net Unrealized Appreciation (Depreciation)				$9,112

*                 Represents open forward foreign currency contracts and offsetting or partially offsetting open forward  foreign currency contracts that do not have additional market risk but have continued counterparty  settlement risk.

BRL - Brazilian Real	JPY - Japanese Yen
CAD - Canadian Dollar	SGD - Singapore Dollar
EUR - Euro	USD - United States Dollar

See Notes to Portfolio of Investments

22

SEASONS SERIES TRUST
MULTI-MANAGED
MODERATE GROWTH PORTFOLIO

Portfolio of investments — December 31, 2006
(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCK — 54.7%
Advanced Materials — 0.3%
Ceradyne, Inc.†	16,000	$904,000
Advertising Sales — 0.6%
Lamar Advertising Co., Class A†	27,075	1,770,434
Advertising Services — 0.2%
R.H. Donnelley Corp.	10,300	646,119
Aerospace/Defense — 0.7%
Boeing Co.	5,200	461,968
General Dynamics Corp.	5,200	386,620
Lockheed Martin Corp.	5,100	469,557
Northrop Grumman Corp.	2,600	176,020
Raytheon Co.	6,600	348,480
Spirit Aerosystems Holdings, Inc., Class A†	8,400	281,148
		2,123,793
Aerospace/Defense-Equipment — 0.4%
LMI Aerospace, Inc.†	59,000	913,320
United Technologies Corp.	4,500	281,340
		1,194,660
Agricultural Chemicals — 1.3%
Potash Corp. of Saskatchewan, Inc.	19,380	2,780,642
Syngenta AG†	6,664	1,239,827
		4,020,469
Agricultural Operations — 1.2%
Bunge, Ltd.	16,680	1,209,467
Monsanto Co.	45,960	2,414,279
		3,623,746
Apparel Manufacturer — 0.0%
Coach, Inc.†	2,700	115,992
Applications Software — 0.2%
Microsoft Corp.	19,300	576,298
Audio/Video Products — 0.1%
Sony Corp. ADR	8,570	367,053
Auto/Truck Parts & Equipment-Original — 0.2%
Keystone Automotive Industries, Inc.†	19,800	673,002
Banks-Commercial — 2.1%
Center Financial Corp.	9,500	227,715
Commerce Bancorp, Inc.	50,135	1,768,261
Dearborn Bancorp, Inc.†	25,480	484,120
East West Bancorp, Inc.	36,500	1,292,830
Marshall & Ilsley Corp.	800	38,488
Signature Bank†	17,200	532,856
SVB Financial Group†	14,500	675,990
UCBH Holdings, Inc.	24,600	431,976
Vineyard National Bancorp	35,600	819,512
		6,271,748
Banks-Fiduciary — 0.2%
Bank of New York Co., Inc.	12,400	488,188
Banks-Super Regional — 1.8%
Bank of America Corp.	11,100	592,629
PNC Financial Services Group, Inc.	2,300	170,292
SunTrust Banks, Inc.	2,200	185,790
US Bancorp	7,000	253,330
Wachovia Corp.	3,100	176,545
Wells Fargo & Co.	110,660	3,935,070
		5,313,656
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	10,600	511,450
PepsiCo, Inc.	10,400	650,520
		1,161,970
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	5,100	404,481
Brewery — 0.0%
Anheuser-Busch Cos., Inc.	2,900	142,680
Building-MobileHome/Manufactured Housing — 0.1%
Williams Scotsman International, Inc.†	12,182	239,011
Cable TV — 0.6%
Comcast Corp., Special Class A†	42,095	1,762,939
Casino Hotels — 1.6%
Boyd Gaming Corp.	26,345	1,193,692
Harrah’s Entertainment, Inc.	32,635	2,699,567
Melco PBL Entertainment Macau, Ltd. ADR†	38,210	812,345
		4,705,604
Casino Services — 0.5%
Scientific Games Corp., Class A†	28,700	867,601
Shuffle Master, Inc.†	28,000	733,600
		1,601,201
Coal — 0.2%
Peabody Energy Corp.	13,450	543,515
Commercial Services — 0.7%
AerCap Holdings NV†	37,200	862,296
Alliance Data Systems Corp.†	4,300	268,621
Source Interlink Cos., Inc.†	49,200	401,472
The Providence Service Corp.†	23,000	577,990
		2,110,379
Commercial Services-Finance — 1.2%
Heartland Payment Systems, Inc.	27,300	771,225
Moody’s Corp.	39,375	2,719,238
		3,490,463
Computer Aided Design — 0.1%
Ansys, Inc.†	4,300	187,007
Computers — 3.0%
Apple Computer, Inc.†	60,650	5,145,546
Hewlett-Packard Co.	3,700	152,403
International Business Machines Corp.	2,700	262,305
Research In Motion, Ltd.†	12,235	1,563,388
Sun Microsystems, Inc.†	338,180	1,832,936
		8,956,578
Consulting Services — 0.9%
FTI Consulting, Inc.†	13,900	387,671
ICF International, Inc.†	14,700	213,444
Navigant Consulting, Inc.†	56,000	1,106,560
The Advisory Board Co.†	18,000	963,720
		2,671,395
Consumer Products-Misc. — 0.7%
Clorox Co.	3,400	218,110

1

Kimberly-Clark Corp.	26,295	1,786,745
		2,004,855
Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	10,100	658,924
Physicians Formula Holdings, Inc.†	40,000	747,600
Procter & Gamble Co.	17,400	1,118,298
		2,524,822
Data Processing/Management — 0.0%
Automatic Data Processing, Inc.†	2,200	108,350
Diagnostic Equipment — 0.2%
Home Diagnostics, Inc.†	61,100	647,660
Dialysis Centers — 0.1%
Dialysis Corp. of America†	22,000	279,620
Diversified Manufactured Operations — 0.4%
General Electric Co.	25,200	937,692
Honeywell International, Inc.	4,300	194,532
Parker Hannifin Corp.	2,000	153,760
		1,285,984
E-Commerce/Products — 0.2%
Shutterfly, Inc.†	32,700	470,880
Electric Products-Misc. — 0.2%
Emerson Electric Co.	10,600	467,354
Electric-Generation — 1.1%
AES Corp.†	145,065	3,197,233
Electric-Integrated — 0.6%
Dominion Resources, Inc.	3,600	301,824
FPL Group, Inc.	7,900	429,918
PG&E Corp.	9,100	430,703
Progress Energy, Inc.	5,300	260,124
Southern Co.	8,900	328,054
		1,750,623
Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc.†	5,900	120,065
Intel Corp.	10,200	206,550
Microsemi Corp.†	19,200	377,280
NVIDIA Corp.†	3,000	111,030
Texas Instruments, Inc.	9,600	276,480
		1,091,405
Engineering/R&D Services — 0.1%
Fluor Corp.	3,300	269,445
Enterprise Software/Service — 0.3%
Lawson Software, Inc.†	65,400	483,306
Oracle Corp.†	16,200	277,668
		760,974
Entertainment Software — 0.7%
Activision, Inc.†	26,700	460,308
Electronic Arts, Inc.†	32,190	1,621,088
		2,081,396
Finance-Credit Card — 1.4%
American Express Co.	70,635	4,285,425
Finance-Investment Banker/Broker — 3.5%
Citigroup, Inc.	10,600	590,420
Goldman Sachs Group, Inc.	15,405	3,070,987
J.P. Morgan Chase & Co.	7,500	362,250
KKR Private Equity Investors LP	130,263	2,976,509
Lazard, Ltd.	46,650	2,208,411
Morgan Stanley	6,200	504,866
optionsXpress Holdings, Inc.	37,600	853,144
		10,566,587
Finance-Mortgage Loan/Banker — 0.2%
Fannie Mae	4,200	249,438
Freddie Mac	3,400	230,860
		480,298
Food-Misc. — 0.4%
Campbell Soup Co.	12,900	501,681
Kellogg Co.	5,100	255,306
Kraft Foods, Inc., Class A	15,300	546,210
		1,303,197
Food-Retail — 0.4%
Kroger Co.	17,300	399,111
Whole Foods Market, Inc.	17,240	809,073
		1,208,184
Human Resources — 0.1%
Barrett Business Services, Inc.	16,600	388,772
Industrial Gases — 0.1%
Praxair, Inc.	5,200	308,516
Insurance-Multi-line — 0.6%
Hartford Financial Services Group, Inc.	2,200	205,282
HCC Insurance Holdings, Inc.	46,100	1,479,349
XL Capital, Ltd., Class A	2,600	187,252
		1,871,883
Insurance-Property/Casualty — 0.5%
OneBeacon Insurance Group, Ltd.†	25,900	725,200
ProAssurance Corp.†	15,900	793,728
		1,518,928
Internet Application Software — 0.2%
Art Technology Group, Inc.†	266,900	621,877
Internet Connectivity Services — 0.2%
NDS Group PLC ADR†	10,600	511,874
Internet Content-Information/News — 0.1%
Harris Interactive, Inc.†	66,000	332,640
Internet Financial Services — 0.2%
Online Resources Corp.†	68,500	699,385
Internet Security — 0.2%
CheckFree Corp.†	11,700	469,872
Symantec Corp.†	6,700	139,695
		609,567
Leisure Products — 0.1%
Multimedia Games, Inc.†	20,500	196,800
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	2,800	171,724
Machinery-Farming — 0.3%
Deere & Co.	10,375	986,351

2

Machinery-General Industrial — 0.3%
Flow International Corp.†	84,000	925,680
Medical Instruments — 0.5%
Medtronic, Inc.	10,200	545,802
St. Jude Medical, Inc.†	5,900	215,704
Ventana Medical Systems, Inc.†	16,600	714,298
		1,475,804
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	400	21,200
Medical Products — 0.8%
Baxter International, Inc.	9,300	431,427
Johnson & Johnson	10,600	699,812
Northstar Neuroscience, Inc.†	56,300	809,594
PolyMedica Corp.	9,600	387,936
		2,328,769
Medical-Biomedical/Gene — 1.8%
Amgen, Inc.†	1,800	122,958
Celgene Corp.†	22,500	1,294,425
Genentech, Inc.†	36,125	2,930,821
Invitrogen Corp.†	13,100	741,329
Millipore Corp.†	6,100	406,260
		5,495,793
Medical-Drugs — 2.0%
Abbott Laboratories	8,900	433,519
Adams Respiratory Therapeutics, Inc.†	20,800	848,848
Allergan, Inc.	667	79,866
Bristol-Myers Squibb Co.	7,300	192,136
Merck & Co., Inc.	3,100	135,160
Novartis AG ADR	13,000	746,720
Pfizer, Inc.	10,000	259,000
Roche Holding AG	15,248	2,734,254
Wyeth	11,400	580,488
		6,009,991
Medical-HMO — 0.1%
Sierra Health Services, Inc.†	5,200	187,408
WellPoint, Inc.†	2,200	173,118
		360,526
Medical-Hospitals — 0.2%
Triad Hospitals, Inc.†	12,600	527,058
Medical-Outpatient/Home Medical — 0.2%
Lincare Holdings, Inc.†	17,600	701,184
Metal Processors & Fabrication — 0.4%
Dynamic Materials Corp.	33,600	944,160
Ladish Co,. Inc.†	8,200	304,056
		1,248,216
Metal-Copper — 0.0%
Phelps Dodge Corp.	1,100	131,692
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	1,500	83,595
Mining — 0.2%
Barrick Gold Corp.	13,200	405,240
Newmont Mining Corp.	3,500	158,025
		563,265
Multimedia — 0.1%
Walt Disney Co.	6,700	229,609
Networking Products — 0.1%
Cisco Systems, Inc.†	12,100	330,693
Office Supplies & Forms — 0.1%
The Standard Register Co.	36,800	441,600
Oil Companies-Exploration & Production — 0.5%
Apache Corp.	12,245	814,415
EOG Resources, Inc.	12,270	766,261
XTO Energy, Inc.	1,200	56,460
		1,637,136
Oil Companies-Integrated — 3.3%
Chevron Corp.	5,800	426,474
ConocoPhillips	52,450	3,773,777
Exxon Mobil Corp.	11,000	842,930
Hess Corp.	18,545	919,276
Occidental Petroleum Corp.	19,560	955,115
Suncor Energy, Inc.	39,930	3,150,876
		10,068,448
Oil Field Machinery & Equipment — 0.3%
Metretek Technologies, Inc.†	63,300	779,856
Oil Refining & Marketing — 0.5%
Valero Energy Corp.	28,280	1,446,805
Oil-Field Services — 0.3%
Baker Hughes, Inc.	5,300	395,698
Schlumberger, Ltd.	6,500	410,540
		806,238
Optical Supplies — 0.4%
Alcon, Inc.	10,950	1,223,882
Pharmacy Services — 0.9%
Caremark Rx, Inc.	3,400	194,174
HealthExtras, Inc.†	59,700	1,438,770
Medco Health Solutions, Inc.†	8,800	470,272
Omnicare, Inc.	17,100	660,573
		2,763,789
Pipelines — 0.0%
Dynegy, Inc., Class A†	33	239
Poultry — 0.1%
Sanderson Farms, Inc.	9,700	293,813
Printing-Commercial — 0.2%
Valassis Communications, Inc.†	39,000	565,500
Publishing-Newspapers — 0.2%
Dow Jones & Co., Inc.	15,200	577,600
Publishing-Periodicals — 0.1%
Idearc, Inc.†	15,200	435,480
Research & Development — 0.3%
Pharmaceutical Product Development, Inc.	26,700	860,274
Retail-Apparel/Shoe — 0.1%
AnnTaylor Stores Corp.†	12,400	407,216

3

Retail-Building Products — 0.0%
Home Depot, Inc.	500	20,080
Retail-Computer Equipment — 0.0%
GameStop Corp.†	1,400	77,154
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,500	221,355
Retail-Discount — 0.3%
Target Corp.	3,600	205,380
Wal-Mart Stores, Inc.	12,900	595,722
		801,102
Retail-Drug Store — 0.2%
CVS Corp.	12,100	374,011
Walgreen Co.	3,800	174,382
		548,393
Retail-Major Department Stores — 0.5%
J.C. Penney Co., Inc.	20,475	1,583,946
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	8,600	382,356
Retail-Regional Department Stores — 0.1%
Federated Department Stores, Inc.	5,400	205,902
Kohl’s Corp.†	2,000	136,860
		342,762
Retail-Restaurants — 0.2%
Landry’s Restaurants, Inc.	9,500	285,855
Morton’s Restaurant Group, Inc.†	23,300	387,945
		673,800
Semiconductor Equipment — 0.2%
Rudolph Technologies, Inc.†	30,500	485,560
Semiconductors Components-Integrated Circuits — 0.2%
Integrated Device Technology, Inc.†	32,700	506,196
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.†	26,700	499,557
Telecom Services — 1.1%
Allot Communications, Ltd.†	79,500	930,945
NeuStar Inc., Class A†	25,200	817,488
Time Warner Telecom, Inc., Class A†	73,955	1,473,923
		3,222,356
Telecommunication Equipment — 0.6%
Anaren, Inc.†	33,100	587,856
Arris Group, Inc.†	36,500	456,615
Sirenza Microdevices, Inc.†	99,500	782,070
		1,826,541
Telephone-Integrated — 0.7%
AT&T, Inc.	14,700	525,525
BellSouth Corp.	7,100	334,481
Level 3 Communications, Inc.†	191,965	1,075,004
Sprint Corp.	3,400	64,226
Verizon Communications, Inc.	3,500	130,340
		2,129,576
Theater — 0.1%
Regal Entertainment Group, Class A	8,900	189,748

Therapeutics — 1.4%
Amylin Pharmaceuticals, Inc.†	24,100	869,287
Gilead Sciences, Inc.†	48,440	3,145,209
ImClone Systems, Inc.†	10,400	278,304
		4,292,800
Transport-Equipment & Leasng — 0.1%
Greenbrier Companies, Inc.	14,700	441,000
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	3,600	269,928
Water — 0.3%
Aqua America, Inc.	37,000	842,860
Web Portals/ISP — 0.4%
Google, Inc., Class A†	2,640	1,215,667
Yahoo!, Inc.†	600	15,324
		1,230,991
Wireless Equipment — 0.7%
QUALCOMM, Inc.	36,805	1,390,861
Radyne Corp.†	76,000	816,240
		2,207,101
Total Common Stock (cost $144,485,630)		164,605,103
PREFERRED STOCK — 0.0%
Diversified Financial Services — 0.0%
General Electric Capital Corp. 4.50% (1)	2,000	45,740
Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae Series O 7.00% (5)	432	22,680
Total Preferred Stock (cost $73,476)		68,420
ASSET BACKED SECURITIES — 6.4%
Diversified Financial Services — 6.4%
Aesop Funding II LLC, Series 2003-3A, Class A3 3.72% due 07/20/09*	330,000	323,226
Aesop Funding II LLC, Series 2005-1A, Class A1 3.95% due 04/20/09*	550,000	541,080
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/43(3)	70,722	71,334
Banc America Large Loan, Series 2006-277A, Class PAA 5.27% due 10/10/45*(3)(4)	110,000	106,788
Banc of America Commercial Mtg., Inc. Series 2005-6, Class A4 5.18% due 09/10/47(3)(4)	80,000	79,231
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(3)	760,000	735,611

4

Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.75% due 09/11/38*(3)(4)	$60,000	$60,264
Bear Stearns Commercial Mtg. Securities, Inc., Series2006-PW12, Class G 5.75% due 09/11/38(3)	25,000	24,933
Capital One Auto Finance Trust, Series 2003-B, Class A4 3.18% due 09/15/10	369,408	365,431
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4 3.65% due 07/15/11	430,000	420,180
Capital One Prime Auto Receivables Trust, Series 2003-2, Class A4 2.88% due 06/15/10	271,879	267,665
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6 2.90% due 05/17/10	485,000	470,176
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4 3.20% due 08/24/09	300,000	295,922
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(3)(4)	225,000	224,485
Commercial Mtg. Pass Through Certificates, Series 2006-C7, Class A4 5.77% due 06/10/46(3)(4)	1,100,000	1,139,864
Commercial Mtg. Pass Through Certificates, Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)	228,000	220,342
Countrywide Asset-Backed Certificates, Series 2006-S6, Class A3 5.66% due 03/25/34(4)	110,000	109,594
Countrywide Home Loans, Seies 2006-14, Class A3 6.25% due 09/25/36(3)	180,612	181,650
Daimler Chrysler Auto Trust, Series 2004-B, Class A3 3.18% due 09/08/08	42,326	42,148
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(3)(4)	760,000	751,598
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)(4)	500,000	501,901
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 4.60% due 04/25/35(3)(4)	429,012	423,598
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	645,000	629,782
Hertz Vehicle Financing LLC, Series 2004-1A, Class A3 2.85% due 05/25/09*	450,000	438,064
Household Automotive Trust, Series 2003-2, Class A4 3.02% due 12/17/10	110,475	108,892
Household Automotive Trust, Series 2005-2, Class A2 4.16% due 09/17/08	3,301	3,299
Impac CMB Trust, Series 2005-4, Class 1A1A 5.62% due 05/25/35(3)(5)	413,950	414,680
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	450,000	437,403
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(3)(4)	50,000	50,707
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(3)	650,000	643,735
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(3)	210,000	217,869
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.55% due 12/25/34(3)(4)	275,142	271,491
Merrill Lynch Mtg. Investors Trust, Series 1997-C2, Class A2 6.54% due 12/10/29(3)	38,609	38,789
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)(4)	725,000	711,018
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(3)(4)	1,100,000	1,118,033
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	1,010,000	975,360
Morgan Stanley Capital I, Series 1998-WF2, Class A2 6.54% due 07/15/30(3)	172,041	173,867
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.40% due 12/15/43(3)	95,000	94,768

Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(3)(4)	160,000	160,103
Mortgage IT Trust, Series 2005-4, Class A1 5.63% due 10/25/35(3)(5)	574,692	575,022
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4 2.76% due 07/15/09	449,972	442,227
Ocwen Advance Receivables Backed Notes, Series 2006-1A, Class Note 5.34% due 11/24/15*(6)	80,000	79,787
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	760,000	792,951
PP&L Transition Bond Co. LLC, Series 1999-1, Class A7 7.05% due 06/25/09	72,197	72,608
Providian Gateway Master Trust, Series 2004-DA, Class A 3.35% due 09/15/11*	450,000	444,302
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	200,000	194,285
USAA Auto Owner Trust, Series 2004-1, Class A4 2.67% due 10/15/10	485,000	478,453
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.69% due 09/15/21*(3)(5)	140,000	140,084
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(3)(5)	555,862	544,816
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(3)(5)	655,114	643,580
West Penn Funding LLC Transition Bonds, Series 1999-A, Class A4 6.98% due 12/26/08	417,831	423,091
WFS Financial Owner Trust Series 2003-4, Class A4 3.15% due 05/20/11	285,033	281,477
World Omni Auto Receivables Trust, Series 2003-B, Class A4 2.87% due 11/15/10	146,516	144,516

Total Asset Backed Securities (cost $19,378,313)		19,102,080

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8) (cost $5,000)	5,000	5,550

CORPORATE BONDS & NOTES — 12.0%
Aerospace/Defense — 0.0%
Raytheon Co. Debentures 6.00% due 12/15/10	15,000	15,332
Raytheon Co. Senior Notes 6.75% due 08/15/07	42,000	42,309
		57,641
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Unsecured Notes 7.13% due 05/23/36	310,000	326,589

Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. 3.86% due 07/09/10	47,780	46,346
American Airlines, Inc. Pass Through Certs., Series 2001-1, Class A-2 6.82% due 05/23/11	40,000	40,638
Continental Airlines, Inc. Pass Through Certs. 6.32% due 11/01/08	300,000	303,750
Continental Airlines, Inc. Pass Through Certs. Series 981A 6.65% due 03/15/19	58,320	60,507
		451,241
Auto-Cars/Light Trucks — 0.2%
DaimlerChrysler NA Holding Corp. Notes 5.75% due 09/08/11	15,000	14,962
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.88% due 03/15/11	150,000	150,565
DaimlerChrysler NA Holding Corp. Company Guar. Notes 7.30% due 01/15/12	15,000	15,923
DaimlerChrylser NA Holding Corp. Company Guar. Notes 7.75% due 01/18/11	50,000	53,520
DaimlerChrysler NA Holding Corp. Company Guar. Notes 8.50% due 01/18/31	260,000	309,512
Ford Motor Co. Notes 7.45% due 07/16/31	120,000	94,200
General Motors Corp. Senior Notes 7.13% due 07/15/13	20,000	18,850

General Motors Corp. Senior Debentures 8.38% due 07/15/33	5,000	4,625
		662,157
Banks-Commercial — 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd. Sub. Notes 7.40% due 06/15/11	15,000	16,205
Branch Banking & Trust Co. Sub. Notes 5.63% due 09/15/16	15,000	15,108
First Maryland Capital II Company Guar. Sr. Notes 6.34% due 02/01/27(5)	28,000	27,370
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	23,000	23,054
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	30,000	29,088
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	15,227
UBS AG Sub. Notes 5.88% due 07/15/16	15,000	15,503
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	30,746
US Bank NA Notes 3.90% due 08/15/08	4,000	3,918
VTB Capital SA Senior Notes 6.25% due 07/02/35*	325,000	331,500
		507,719
Banks-Money Center — 0.2%
BankBoston Capital Trust IV Company Guar. Bonds 5.95% due 06/08/28(5)	31,000	30,156
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	470,000	472,756
RBS Capital Trust I Bank Guar. Notes 4.71% due 07/01/13(9)	19,000	18,062
		520,974
Banks-Super Regional — 0.4%
BAC Capital Trust XI Notes 6.63% due 05/23/36	39,000	42,088
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	160,000	157,630
Bank of America Corp. Sub. Notes 5.42% due 03/15/17*	300,000	295,593
Chemical Bank NA Sub. Notes 6.13% due 11/01/08	25,000	25,372
Fifth Third Bancorp Sub. Notes 5.45% due 01/15/17	30,000	29,654
Huntington National Bank Sub. Notes 6.60% due 06/15/18	17,000	17,971
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	15,000	15,404
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/42	30,000	30,248
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/11(9)	355,000	357,930
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	21,000	21,182
Wells Fargo & Co. Notes 3.98% due 10/29/10	36,000	34,450
		1,027,522
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	37,000	36,048
Broadcast Services/Program — 0.2%
Clear Channel Communications, Inc. Bonds 4.90% due 05/15/15	7,000	5,582
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	250,000	261,739
Liberty Media LLC Senior Notes 7.75% due 07/15/09	230,000	238,694
Liberty Media LLC Bonds 7.88% due 07/15/09	20,000	20,857
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	10,000	9,400
Turner Broadcasting Senior Notes 8.38% due 07/01/13	120,000	134,940
		671,212

Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	13,000	13,216
Building-Residential/Commerical — 0.2%
D.R. Horton, Inc. Senior Notes 5.38% due 06/15/12	35,000	33,852
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	215,000	207,665
D.R. Horton, Inc. Senior Notes 6.88% due 05/01/13	160,000	165,251
Pulte Homes, Inc. Company Guar. Bonds 7.88% due 08/01/11	130,000	140,720
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	145,000	156,449
		703,937
Cable TV — 0.5%
CCH I Holdings LLC Bonds 11.00% due 10/01/15	12,000	12,270
CCH II LLC Company Guar. Notes 10.25% due 10/01/13	25,000	26,625
Comcast Cable Communications Notes 8.50% due 05/01/27	35,000	42,988
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	420,000	478,407
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	30,000	29,678
Comcast Corp. Company Guar. Bonds 5.90% due 03/15/16	75,000	75,214
Comcast Corp. Company Guar. Notes 6.45% due 03/15/37	15,000	15,008
Comcast Corp. Senior Notes 6.50% due 11/15/35	200,000	201,413
COX Communications, Inc. Notes 5.45% due 12/15/14	370,000	360,466
COX Communications, Inc. Bonds 5.50% due 10/01/15	30,000	29,067
COX Communications, Inc. Notes 7.75% due 11/01/10	230,000	247,361
		1,518,497
Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Guar. Senior Notes 5.50% due 07/01/10	140,000	137,221
Harrah’s Operating Co., Inc. Notes 6.50% due 06/01/16	145,000	129,826
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	35,000	32,375
		299,422
Cellular Telecom — 0.2%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	30,000	31,725
Centennial Communications Corp. Senior Notes 11.12% due 01/01/13(5)	25,000	26,437
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	540,000	589,015
		647,177
Chemicals-Diversified — 0.0%
EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	9,000	8,710
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	36,000	36,334
		45,044
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	175,000	162,162
Cytec Industries, Inc. Notes 5.50% due 10/01/10	125,000	124,239
Cytec Industries, Inc. Notes 6.00% due 10/01/15	30,000	29,736
Nalco Co. Senior Notes 7.75% due 11/15/11	35,000	35,787
		351,924
Coal — 0.1%
Peabody Energy Corp. Senior Notes 5.88% due 04/15/16	80,000	78,000
Peabody Energy Corp. Senior Notes 7.38% due 11/01/16	180,000	191,700
		269,700
Commercial Services — 0.0%
The ServiceMaster Co. Notes 7.88% due 08/15/09	12,000	12,433

Commercial Services-Finance — 0.0%
The Western Union Co. Bonds 5.40% due 11/17/11*	15,000	14,791
Computer Services — 0.1%
Computer Sciences Corp. Notes 3.50% due 04/15/08	15,000	14,579
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	205,000	224,330
		238,909
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	15,000	15,488
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)(10)(14)	25,000	0
Containers-Paper/Plastic — 0.1%
Pactiv Corp. Notes 7.95% due 12/15/25	55,000	61,275
Pliant Corp. Sec. Notes 11.13% due 09/01/09	19,000	18,478
Sealed Air Corp. Senior Notes 5.38% due 04/15/08*	195,000	194,062
		273,815
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	10,000	9,900
Diversified Financial Services — 0.0%
General Electric Capital Corp. Notes 2.80% due 01/15/07	35,000	34,974
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	21,000	21,314
		56,288
Diversified Manufactured Operations — 0.0%
Crane Co. Bonds 6.55% due 11/15/36	42,000	41,347
Diversified Operations — 0.1%
Hutchison Whampoa International Company Guar. Bonds 5.45% due 11/24/10*	260,000	260,665
Electric-Generation — 0.0%
The AES Corp. Senior Notes 8.88% due 02/15/11	25,000	26,813
Electric-Integrated — 0.7%
American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07(1)	18,000	17,912
Appalachian Power Co. Senior Notes 5.00% due 06/01/17	18,000	16,875
Baltimore Gas & Electric Co. Senior Notes 6.35% due 10/01/36*	180,000	183,748
CenterPoint Energy Houston Electric LLC Sec. Notes 5.60% due 07/01/23	20,000	19,240
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	30,000	30,058
Commonwealth Edison Co. 1st Mtg. Bonds 5.40% due 12/15/11	30,000	29,763
Commonwealth Edison Co. 1st Mtg. Notes 5.95% due 08/15/16	30,000	30,330
Consumers Energy Co. 1st Mtg. Bonds Series C 4.25% due 04/15/08	30,000	29,543
Dominion Resources, Inc. Senior Notes Series A 5.69% due 05/15/08(1)	33,000	33,048
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	30,000	29,396
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	45,000	44,676
Mirant Mid Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	10,097
Nisource Finance Corp. 7.88% due 11/15/10	390,000	420,756
Pepco Holdings, Inc. Notes 5.50% due 08/15/07	260,000	259,792
Pepco Holdings, Inc. Notes 6.45% due 08/15/12	15,000	15,552
PSEG Power Notes 3.75% due 04/01/09	110,000	106,234
PSEG Power LLC Company Guar. Notes Notes 7.75% due 04/15/11	155,000	167,477
PSI Energy, Inc. Debentures 7.85% due 10/15/07	44,000	44,746
Public Service Electric & Gas Co. Sec. Notes 5.00% due 08/15/14	18,000	17,480

9

Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	43,000	41,130
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37	15,000	14,336
Southern Energy, Inc.† Notes 7.90% due 07/15/09(6)(7)(8)	25,000	0
Southwestern Public Service Senior Notes 6.00% due 10/01/36	185,000	183,081
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	100,000	101,238
The Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	15,000	14,306
TXU Corp. Senior Notes 4.80% due 11/15/09	200,000	195,188
		2,056,002
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	330,000	339,339
Electronics-Military — 0.0%
L-3 Communications Corp. Senior Sub. Notes 6.38% due 10/15/15	20,000	19,800
Enterprise Software/Service — 0.0%
Oracle Corp. Notes 5.00% due 01/15/11	14,000	13,859
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. Notes 5.70% due 01/15/10	120,000	115,032
Ford Motor Credit Co. Senior Notes 5.80% due 01/12/09	12,000	11,782
Ford Motor Credit Co. Notes 6.63% due 06/16/08	10,000	9,993
Ford Motor Credit Co. Notes 7.38% due 10/28/09	145,000	145,309
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	30,000	30,814
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	50,000	51,285
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	313,000	321,396
General Motors Acceptance Corp. Bonds 8.00% due 11/01/31	25,000	28,702
		714,313
Finance-Commercial — 0.0%
CIT Group, Inc. Notes 5.85% due 09/15/16	15,000	15,220
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	14,000	14,230
		29,450
Finance-Consumer Loans — 0.3%
Household Finance Corp. Notes 6.38% due 10/15/11	675,000	705,837
John Deere Capital Corp. Notes 5.40% due 10/15/11	36,000	36,075
		741,912
Finance-Credit Card — 0.0%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	30,000	30,445
Finance-Investment Banker/Broker — 1.2%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	727,000	709,841
Credit Suisse First Boston USA, Inc. Notes 5.13% due 08/15/15	530,000	521,684
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	500,000	520,206
J.P. Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	1,065,000	1,047,232
Lehman Brothers Holdings, Inc. Senior Notes 5.75% due 05/17/13	15,000	15,237
Morgan Stanley Sub. Notes 4.75% due 04/01/14	860,000	822,269
		3,636,469
Finance-Mortgage Loan/Banker — 0.0%
Residential Capital Corp. Senior Notes 6.38% due 06/30/10	89,000	90,036
Finance-Other Services — 0.1%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(9)	350,000	368,382
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	295,000	302,913

10

Food-Misc. — 0.2%
Kraft Foods, Inc. Notes 6.25% due 06/01/12	490,000	509,013
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	25,000	24,875
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	200,000	211,606
Sempra Energy Senior Notes 4.62% due 05/17/07	29,000	28,889
Southern California Gas Co. 1st Mtg. Bonds 5.75% due 11/15/35	15,000	14,967
		255,462
Hotel/Motel — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16*	135,000	132,625
Independent Power Producers — 0.0%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*†(10)	50,000	53,625
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	35,000	35,175
		88,800
Insurance Broker — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	30,000	31,001
Insurance-Life/Health — 0.2%
Americo Life, Inc. Notes 7.88% due 05/01/13*	19,000	19,059
Lincoln National Corp. Bonds 7.00% due 05/17/16(9)	325,000	344,463
MIC Financing Trust I Pass Through Certs. 8.38% due 02/01/27*	12,000	12,017
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,224
Prudential Financial, Inc. Notes 5.10% due 09/20/14	295,000	288,150
Prudential Financial, Inc. Notes 5.70% due 12/14/36	36,000	35,042
		716,955
Insurance-Multi-line — 0.3%
Genworth Financial, Inc. Jr. Sub. Notes 6.15% due 11/15/16(9)	335,000	334,528
Metlife, Inc. Jr. Sub. Notes 6.40% due 12/15/36	15,000	15,069
Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	15,000	15,285
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	310,000	313,560
The Allstate Corp. Senior Notes 7.20% due 12/01/09	33,000	34,763
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	195,000	190,079
Xl Capital, Ltd. Senior Notes 5.25% due 09/15/14	125,000	122,502
		1,025,786
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Bonds 7.50% due 08/15/36*	150,000	164,111
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	220,000	225,133
		389,244
Insurance-Property/Casualty — 0.6%
Ace Capital Trust II Company Guar. Bonds 9.70% due 04/01/30	350,000	479,817
ACE INA Holdings, Inc. Notes 5.88% due 06/15/14	50,000	50,960
Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	20,000	21,650
Everest Reinsurance Holdings, Inc. Notes 5.40% due 10/15/14	75,000	73,450
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	255,000	277,953
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	116,566
St Paul Companies, Inc. Senior Notes 5.75% due 03/15/07	200,000	200,199
Travelers Property Casualty Corp. Senior Notes 6.38% due 03/15/33	240,000	252,768
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	206,278
		1,679,641

11

Leisure Products — 0.0%
Brunswick Corp. Notes 5.00% due 06/01/11	24,000	23,189
Machinery-Construction & Mining — 0.0%
Joy Global, Inc. Notes 6.63% due 11/15/36*	30,000	29,822
Medical Products — 0.0%
Baxter International, Inc. Senior Bonds 5.90% due 09/01/16	15,000	15,409
MEDIQ/PRN Life Support Services 11.00% due 06/01/08†(4)(5)	15,000	0
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	10,000	10,675
		26,084
Medical-Drugs — 0.0%
American Home Products Corp. Notes 6.95% due 03/15/11	17,000	18,055
Merck & Co., Inc. Notes 2.50% due 03/30/07	22,000	21,856
Wyeth Bonds 5.50% due 02/01/14	25,000	25,128
		65,039
Medical-HMO — 0.0%
WellPoint, Inc. Notes 3.75% due 12/14/07	25,986	25,576
Medical-Hospitals — 0.0%
HCA, Inc. Senior Notes 6.95% due 05/01/12	30,000	28,425
HCA, Inc. Sec Notes. 9.13% due 11/15/14*	10,000	10,688
HCA, Inc. Sec Notes. 9.25% due 11/15/16*	25,000	26,781
		65,894
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Bonds 5.88% due 09/15/15	320,000	312,889
Cardinal Health, Inc. Notes 5.80% due 10/15/16*	30,000	29,929
		342,818
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	22,000	21,769
Mining — 0.0%
Newmont Mining Corp. Notes 8.63% due 05/15/11	15,000	16,797
Multimedia — 0.6%
AOL Time Warner, Inc. Bonds 7.63% due 04/15/31	140,000	156,403
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	15,296
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	45,000	47,984
News America, Inc. Company Guar. Bond 6.40% due 12/15/35	50,000	49,672
News America, Inc. Debentures 7.28% due 06/30/28	315,000	339,003
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	16,207
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	14,000	15,293
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	292,000	342,563
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	15,000	18,129
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	15,000	15,702
Viacom, Inc. Senior Notes 6.25% due 04/30/16	312,000	309,839
Viacom, Inc. Senior Notes 6.88% due 04/30/36	15,000	14,830
Walt Disney Co. Notes 5.38% due 06/01/07	380,000	380,255
		1,721,176
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	30,000	29,563
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Senior Notes 7.50% due 09/15/13	50,000	52,063
El Paso Production Holding Co. Company Guar. Notes 7.75% due 06/01/13	50,000	52,312

12

Hilcorp Energy I LP Senior Notes 10.50% due 09/01/10*	15,000	16,050
		120,425
Oil Companies-Integrated — 0.0%
ConocoPhillips Canada Funding Co. Company Guar. Notes 5.95% due 10/15/36	12,000	12,167
Hess Corp. Notes 7.13% due 03/15/33	15,000	16,412
Hess Corp. Bonds 7.88% due 10/01/29	15,000	17,509
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	51,000	57,414
		103,502
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	54,000	55,029
Oil-Field Services — 0.0%
Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	25,000	27,000
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	30,000	27,375
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,988
Neenah Paper, Inc. Senior Notes 7.38% due 11/15/14	10,000	9,550
Plum Creek Timberlands LP Company Guar. Notes 5.88% due 11/15/15	26,000	25,549
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	200,000	207,391
Westvaco Corp. Bonds 7.95% due 02/15/31	15,000	16,423
		291,276
Pipelines — 0.2%
Duke Capital LLC Senior Notes 6.25% due 02/15/13	450,000	463,653
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	15,000	15,685
Dynegy-Roseton Danskammer Company Guar. Notes 7.67% due 11/08/16	10,000	10,363
Enbridge Energy Partners LP Senior Notes 5.88% due 12/15/16	11,000	10,891
Energy Transfer Partners LP Company Guar. Bonds 6.13% due 02/15/17	75,000	76,044
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/36	90,000	92,670
ONEOK Partners LP Bonds 6.15% due 10/01/16	15,000	15,220
Reliant Energy, Inc. Notes 7.75% due 02/15/11	30,000	32,332
		716,858
Precious Metals — 0.0%
Barrick Gold Finance Co. Bonds 5.80% due 11/15/34	15,000	13,892
Barrick Gold Finance Co. Company Guar. Debentures 7.50% due 05/01/07	22,000	22,150
		36,042
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	15,000	14,869
Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	15,000	14,224
Knight Ridder, Inc. Debentures 7.15% due 11/01/27	20,000	19,083
		33,307
Radio — 0.1%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	257,000	267,192
Real Estate Investment Trusts — 0.7%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	30,000	30,392
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	210,000	211,442
Developers Diversified Realty Corp. Notes 5.38% due 10/15/12	160,000	158,464
Health Care Properties Senior Notes 6.30% due 09/15/16	360,000	365,739
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	80,000	78,922

13

Heritage Property Investment Trust Notes 4.50% due 10/15/09	15,000	14,624
Liberty Property LP Senior Notes 7.25% due 03/15/11	145,000	154,379
Liberty Property LP Senior Notes 8.50% due 08/01/10	185,000	202,727
Mack-Cali Realty LP Bonds 5.80% due 01/15/16	15,000	15,041
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	239,000	233,247
Simon Property Group LP Notes 5.00% due 03/01/12	33,000	32,419
Simon Property Group LP Notes 5.10% due 06/15/15	205,000	199,377
Simon Property Group LP Notes 5.38% due 08/28/08	12,000	11,948
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	270,000	273,248
		1,981,969
Real Estate Management/Services — 0.1%
AMB Property LP Bonds 5.45% due 12/01/10	320,000	320,326
AMB Property LP Company Guar. Notes 5.90% due 08/15/13	12,000	12,173
EOP Operating LP Senior Notes 7.00% due 07/15/11	30,000	32,465
		364,964
Real Estate Operations & Development — 0.7%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	365,000	369,640
Developers Diversified Realty Senior Notes 5.00% due 05/03/10	265,000	261,372
EOP Operating LP Notes 6.80% due 01/15/09	400,000	413,339
Kimco Realty Corp. Notes 5.58% due 11/23/15	290,000	288,143
Regency Centers LP Company Guar. Bonds 4.95% due 04/15/14	110,000	105,873
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	130,000	126,039
Simon Property Group LP Senior Notes 4.60% due 06/15/10	150,000	146,298
Simon Property Group LP Notes 5.38% due 06/01/11	240,000	240,028
		1,950,732
Recycling — 0.0%
Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	10,000	10,050
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	5,000	5,038
		15,088
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	30,000	29,440
Retail-Drug Store — 0.0%
CVS Lease Pass Through Certs. 6.04% due 12/10/28*	30,000	29,876
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	220,000	219,658
Savings & Loans/Thrifts — 0.1%
Downey Financial Corp. Notes 6.50% due 07/01/14	30,000	30,068
Independence Community Bank Corp. Notes 3.50% due 06/20/13(9)	16,000	15,563
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10*	46,000	45,012
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	33,000	32,864
Washington Mutual Bank Sub. Notes 5.95% due 05/20/13	30,000	30,494
Western Financial Bank Senior Debentures 9.63% due 05/15/12	31,000	33,870
		187,871
School — 0.1%
Massachusetts Institute of Technology Notes 7.25% due 11/02/96	130,000	166,552

14

Sovereign Agency — 0.0%
Overseas Private Investment Sub. Notes 6.99% due 01/15/09	84,442	85,727
Special Purpose Entities — 0.3%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	45,000	42,864
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	52,000	55,640
Farmers Exchange Capital Notes 7.05% due 07/15/28*	470,000	490,461
Petroleum Export Senior Notes 5.27% due 06/15/11*	200,103	194,303
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	29,839
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	20,806
		833,913
Steel-Producer — 0.0%
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36*	30,000	29,363
Telecom Services — 0.3%
Embarq Corp. Notes 7.08% due 06/01/16	310,000	315,586
Qwest Corp. Senior Notes 7.50% due 10/01/14	5,000	5,300
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	540,000	633,408
		954,294
Telephone-Integrated — 0.6%
AT&T Corp. Senior Notes 7.30% due 11/15/11	21,000	22,736
AT&T, Inc. Notes 5.30% due 11/15/10	260,000	260,036
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	15,000	15,018
GTE Southwest, Inc. 1st Mtg. Bonds 8.50% due 11/15/31	40,000	47,851
LCI International, Inc. Senior Notes 7.25% due 06/15/07	35,000	35,088
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	15,000	16,366
SBC Communications, Inc. Notes 5.10% due 09/15/14	540,000	524,313
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	15,000	15,015
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	230,000	246,261
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	220,000	264,794
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	160,000	155,940
Verizon New York, Inc. Debentures Series A 6.88% due 04/01/12	27,000	27,991
		1,631,409
Television — 0.2%
CBS Corp. Company Guar. Bonds 7.70% due 07/30/10	140,000	149,538
CBS Corp. Company Guar. Bonds 7.88% due 07/30/30	240,000	251,503
Paxson Communications, Inc. Sec. Notes 11.62% due 01/15/13*(5)	20,000	20,250
Univision Communications, Inc. Company Guar. Bonds 3.88% due 10/15/08	120,000	114,453
		535,744
Tobacco — 0.3%
Altria Group, Inc. Notes 7.00% due 11/04/13	450,000	488,932
Reynolds American, Inc. Senior Sec. Notes 7.25% due 06/01/13	250,000	259,874
		748,806
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	76,742
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	26,849	27,923
		104,665

15

Transport-Rail — 0.0%
Burlington Northern Santa Fe Corp. Debentures 7.29% due 06/01/36	31,000	36,472
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 991A 6.72% due 01/15/22	118,822	127,276
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	15,000	15,057
Ryder System, Inc. Notes 5.85% due 11/01/16	30,000	29,442
		171,775
Total Corporate Bonds & Notes (cost $35,971,063)		36,368,336
FOREIGN CORPORATE BONDS & NOTES — 2.7%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	206,548	209,923
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16(9)	30,000	30,196
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 5.55% due 12/29/06(5)	23,000	18,918
Landsbanki Islands HF Notes 6.10% due 08/25/11*	15,000	15,250
NIBC Bank NV Bonds 5.82% due 12/11/13*(9)	15,000	14,553
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	330,000	363,537
RSHB Capital SA Notes 7.18% due 05/16/13	250,000	262,822
		705,276
Banks-Money Center — 0.0%
HBOS Capital Funding LP Company Guar. Notes 6.85% due 03/29/09	38,000	38,475
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 8.38% due 04/27/09	35,000	36,981
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(9)	13,000	13,176
		88,632
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.13% due 01/30/13	30,000	29,626
Brewery — 0.3%
CIA Brasileira De Bebida Company Guar. Bonds 8.75% due 09/15/13	110,000	128,150
CIA Brasileira De Bebida Company Guar. Bonds 10.50% due 12/15/11	210,000	254,100
SABMiller PLC Notes 6.50% due 07/01/16*	470,000	490,269
		872,519
Cellular Telecom — 0.0%
America Movil SA de CV Bonds 6.38% due 03/01/35	16,000	15,610
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	20,000	20,357
Diversified Manufactured Operations — 0.0%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	30,000	31,040
Diversified Minerals — 0.1%
Vale Overseas, Ltd. Notes 6.25% due 01/23/17	115,000	115,523
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/21/36	280,000	287,181
		402,704
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Bonds 6.50% due 10/27/36*	455,000	469,300
Finance-Consumer Loans — 0.1%
Aiful Corp. Notes 4.45% due 02/16/10*	285,000	273,352
Finance-Investment Banker/Broker — 0.0%
Kaupthing Bank Notes 7.13% due 05/19/16*	31,000	32,881
Food-Meat Products — 0.1%
JBS SA Company Guar. Notes 10.50% due 08/04/16*	250,000	266,250
Insurance-Multi-line — 0.2%
Aegon NV Sub. Notes 5.80% due 07/15/14(9)	33,000	28,374
AXA SA Sub. Notes 6.38% due 12/14/36*(9)	23,000	22,709
AXA SA Sub. Notes 8.60% due 12/15/30	390,000	505,659

16

ING Groep NV Bonds 5.78% due 12/08/15(9)	18,000	17,812
		574,554
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Bonds 6.50% due 01/15/12	280,000	291,683
Investment Companies — 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	29,000	28,985
Machinery-Construction & Mining — 0.0%
Atlas Copco AB Notes 6.50% due 04/01/08*	13,000	13,140
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc. Senior Sub. Notes 7.75% due 04/01/14*	20,000	17,400
Elan Finance PLC Company Guar. Senior Notes 7.75% due 11/15/11	20,000	19,525
		36,925
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	100,000	106,588
Inco, Ltd. Notes 7.75% due 05/15/12	30,000	32,816
		139,404
Oil Companies-Exploration & Production — 0.0%
Talisman Energy, Inc. Senior Notes 6.25% due 02/01/38	15,000	14,472
Oil Companies-Integrated — 0.0%
Petro-Canada Notes 5.95% due 05/15/35	15,000	14,224
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	25,000	23,750
Pipelines — 0.0%
Kinder Morgan Finance Co. ULC Company Guar. Notes Notes 5.70% due 01/05/16	27,000	24,773
Property Trust — 0.0%
WEA Finance LLC Senior Notes 5.70% due 10/01/16*	15,000	14,912
Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08	30,000	31,464
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 9.25% due 06/15/16*	10,000	10,750
Special Purpose Entities — 0.4%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 04/29/49	40,000	41,833
National Gas Co. of Trinidad & Tobago, Ltd. Notes 6.05% due 01/15/36*	525,000	512,031
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	15,000	14,348
UFJ Finance Aruba AEC Company Guar. Notes 6.75% due 07/15/13	485,000	517,577
		1,085,789
Telecom Services — 0.0%
Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(1)	39,000	35,149
TELUS Corp. Notes 7.50% due 06/01/07	22,000	22,163
TELUS Corp. Notes 8.00% due 06/01/11	33,000	36,086
		93,398
Telephone-Integrated — 0.8%
British Telecommunications PLC Bonds 8.63% due 12/15/30	15,000	20,518
Deutsche Telekom International Finance BV Company Guar. Notes 8.00% due 06/15/10	280,000	303,193
Deutsche Telekom International Finance BV Company Guar. Notes 8.25% due 06/15/30	250,000	307,335
France Telecom SA Senior Notes 7.75% due 03/01/11	310,000	337,675
France Telecom SA Senior Notes 8.50% due 03/01/31	160,000	210,036
Telecom Italia Capital Company Guar. Bonds 6.20% due 07/18/11	410,000	416,057

17

Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	30,000	28,647
Telecom Italia Capital SA Notes 5.25% due 10/01/15	185,000	172,810
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16	260,000	268,221
Telefonica Emisones SAU Company Guar. Notes Notes 7.05% due 06/20/36	260,000	276,163
Telefonica Europe BV Company Guar. Notes Notes 8.25% due 09/15/30	40,000	47,656
		2,388,311
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11	30,000	31,299
Total Foreign Corporate Bonds & Notes (cost $8,119,896)		8,235,303
FOREIGN GOVERNMENT AGENCIES — 0.7%
Sovereign — 0.7%
Federal Republic of Brazil Bonds 5.78% due 01/05/16	1,825,000	969,518
Federal Republic of Brazil Notes 8.00% due 01/15/18	20,000	22,240
Federal Republic of Brazil Bonds 10.50% due 07/14/14	30,000	37,950
Province of Quebec Debentures 7.50% due 09/15/29	34,000	43,141
Republic of Argentina Bonds 5.48% due 08/03/12(5)	45,000	32,670
Republic of Argentina Notes 8.28% due 12/31/33(13)	100,125	108,885
Republic of Turkey Notes 9.00% due 06/30/11	30,000	33,300
Republic of Turkey Senior Notes 11.88% due 01/15/30	100,000	154,250
Republic of Venezuela Notes 8.50% due 10/08/14	15,000	16,973
Republic of Venezuela Bonds 9.25% due 09/15/27	120,000	153,000
Russian Federation Bonds 5.00% due 03/31/30(1)	130,000	146,757
Russian Federation Bonds 5.00% due 03/31/30*(1)	18,000	20,362
United Mexican States Notes 6.75% due 09/27/34	240,000	259,200

Total Foreign Government Agencies (cost $1,891,300)		1,998,246
LOAN AGREEMENTS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank 5.38% due 02/15/07 (cost $200,000)	200,000	200,393
MUNICIPAL BONDS & NOTES-0.1%
U.S. Municipal Bonds & Notes-0.1%
Phoenix, Arizona, Civic Improvement Excise Tax Revenue 6.30% due 07/01/08	100,000	101,548
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17	100,000	113,032
(cost $203,569)		214,580
U.S. GOVERNMENT AGENCIES — 14.9%
Federal Home Loan Bank — 0.0%
4.50% due 09/08/08	60,000	59,454
Federal Home Loan Mtg. Corp. — 4.7%
3.63% due 02/15/07	115,000	114,786
4.13% due 07/12/10	54,000	52,623
4.45% due 03/06/08	85,000	84,300
4.50% due 04/01/19	118,158	114,005
5.00% due 05/01/20	1,687,335	1,657,840
5.00% due 05/01/21	293,738	288,603
5.00% due 05/01/34	346,792	334,970
5.00% due 06/01/34	32,578	31,467
5.00% due 08/01/35	226,888	218,996
5.00% due 11/01/35	260,890	251,816
5.00% due 12/01/35	429,423	414,486
5.00% due 01/01/36	513,893	496,018
5.00% due 07/01/36	714,449	689,294
5.00% due 08/01/36	481,635	464,882
5.00% due 11/01/36	2,840,006	2,740,015
5.00% due January TBA	2,700,000	2,605,829
5.50% due 07/01/34	95,762	94,804
5.50% due 07/01/35	160,773	159,030
5.50% due January TBA	2,000,000	1,977,500
5.72% due 08/01/36(5)	393,085	392,674
6.00% due 08/01/26	485,059	490,616
6.00% due 12/01/33	117,728	118,877
6.00% due January TBA	100,000	100,719
6.50% due 03/01/36	69,429	70,716
6.50% due 05/01/16	13,521	13,826
6.50% due 05/01/29	13,623	13,968
6.50% due 05/01/36	2,253	2,295
6.88% due 09/15/10	37,000	39,412
7.00% due 04/01/32	24,799	25,494
7.50% due 08/01/23	1,016	1,060
7.50% due 08/01/25	2,713	2,830
8.50% due 12/01/19	117	123
Federal Home Loan Mtg. Corp. REMIC
5.50% due 05/15/34	106,805	107,043

18

Federal Home Loan Mtg Corp., Series 2586, Class NK 3.50% due 08/15/16(3)	73,772	70,829
Federal Home Loan Mtg. Corp., Series 1577, Class PK 6.50% due 09/15/23(3)	40,000	41,432
Federal Home Loan Mtg. Corp., Series 1226, Class Z 7.75% due 03/15/22(3)	4,027	4,032
Federal Home Loan Mtg. Corp., Series 2635, Class NJ 3.00% due 03/15/17(3)	164,253	154,618
		14,441,828
Federal National Mtg. Assoc. — 8.8%
3.88% due 02/01/08	105,000	103,548
4.50% due 02/01/20	163,297	157,607
4.56% due 01/01/15	703,472	678,774
4.75% due 12/15/10	21,000	20,866
4.85% due 11/01/15	640,547	627,830
5.00% due 03/01/18	144,621	142,493
5.00% due 06/01/19	17,157	16,886
5.00% due 02/01/20	75,669	74,471
5.00% due 05/01/35	28,262	27,294
5.00% due January TBA	250,000	241,328
5.00% due January TBA	2,000,000	1,965,624
5.25% due 08/01/12	35,000	35,170
5.50% due 03/01/18	73,413	73,553
5.50% due 06/01/19	75,157	75,211
5.50% due 05/01/20	330,391	330,333
5.50% due 06/01/20	454,029	453,948
5.50% due 05/01/21	1,379,572	1,379,372
5.50% due 09/01/21	266,017	265,978
5.50% due 12/01/33	222,160	219,896
5.50% due 06/01/34	65,924	65,218
5.50% due 12/01/35	151,961	150,225
5.50% due 02/01/36(5)	74,234	74,605
5.50% due 06/01/36	4,499,939	4,454,993
5.50% due 11/01/36	768,452	759,406
5.50% due 12/01/36	179,982	177,863
5.50% due January TBA	3,100,000	3,063,187
5.92% due 10/01/11	446,063	457,134
6.00% due 09/01/13	7,692	7,812
6.00% due 06/01/17	42,366	42,988
6.00% due 06/01/21	1,313,415	1,331,912
6.00% due 08/01/21	640,874	649,899
6.00% due 06/01/26	328,730	332,290
6.00% due 12/01/33	110,902	111,837
6.00% due 05/01/34	81,325	81,934
6.00% due 07/01/34	94,640	95,379
6.00% due 10/01/34	71,314	71,849
6.00% due 06/01/35	116,256	117,069
6.06% due 09/01/11	216,354	221,725
6.34% due 01/01/08	16,402	16,415
6.36% due 07/01/08	61,776	62,044
6.38% due 08/01/11	283,196	296,556
6.43% due 01/01/08	17,603	17,626
6.50% due 08/01/16	335,729	343,930
6.50% due 09/01/26	1,444,710	1,475,098
6.50% due 09/01/32	105,245	107,658
6.50% due 04/01/34	64,406	65,682
6.50% due 01/01/36	1,746,645	1,779,938
6.50% due 04/01/36	314,862	320,799
6.50% due 07/01/36	358,886	365,652
6.50% due 07/01/36	210,651	214,623
6.50% due 08/01/36	499,950	509,377
6.50% due 09/01/36	135,581	138,137
6.50% due 10/01/36	592,161	603,325
6.80% due 01/01/07	109,284	109,022
7.00% due 08/01/36	720,704	739,773
7.00% due 10/01/36	29,370	30,148
		26,353,310
Government National Mtg. Assoc. — 1.4%
4.50% due 09/15/35	468,861	442,947
4.50% due 10/15/35	263,984	249,393
5.50% due 01/15/36	244,232	243,058
5.50% due 09/15/36	1,667,541	1,659,526
5.50% due 10/15/36	1,326,066	1,319,691
6.00% due 11/15/28	183,739	186,758
6.50% due 09/15/36	0	0
7.00% due 07/15/33	59,050	61,006
7.50% due 01/15/32	20,888	21,801
7.50% due 09/15/35	5,062	5,331
7.50% due 09/16/35	30,827	32,098
8.00% due 02/15/31	3,353	3,553
8.50% due 11/15/17	3,633	3,871
9.00% due 11/15/21	1,070	1,153
		4,230,186
Total U.S. Government Agencies (cost $45,273,194)		45,084,778
U.S. GOVERNMENT TREASURIES — 3.7%
United States Treasury Bonds — 0.4%
4.50% due 02/15/36	170,000	161,659
6.25% due 08/15/23	49,000	56,400
6.88% due 08/15/25	815,000	1,008,945
		1,227,004
United States Treasury Notes — 3.3%
2.25% due 02/15/07	2,000	1,993
2.63% due 05/15/08	15,000	14,552
3.13% due 09/15/08	600,000	583,360
3.25% due 08/15/08	750,000	731,484
3.63% due 01/15/10	28,000	27,136
3.63% due 04/30/07	500,000	497,735
3.63% due 07/15/09	3,500,000	3,407,716
3.88% due 05/15/10	61,000	59,439
3.88% due 07/15/10	46,000	44,782

19

3.88% due 05/15/09	2,125,000	2,083,248
4.00% due 02/15/14	300,000	287,168
4.00% due 02/15/15	250,000	238,154
4.25% due 08/15/14	63,000	61,154
4.25% due 08/15/15	43,000	41,609
4.25% due 10/15/10	30,000	29,536
4.38% due 12/15/10	1,000,000	988,477
4.50% due 02/28/11	3,000	2,978
4.50% due 11/15/10	15,000	14,893
4.50% due 11/15/15	96,000	94,523
4.63% due 02/29/08	124,000	123,477
4.88% due 02/15/12	10,000	10,091
5.00% due 08/15/11	8,000	8,112
5.13% due 05/15/16	10,000	10,300
5.63% due 05/15/08(15)	650,000	655,942
		10,017,859
Total U.S. Government Treasuries (cost $11,298,882)		11,244,863
Total Long-Term Investment Securities (cost $266,900,323)		287,127,652
SHORT-TERM INVESTMENT SECURITIES — 0.9%
U.S. Government Agencies — 0.9%
Federal Home Loan Bank Disc. Notes 6.00% due 01/02/07 (cost $2,799,533)	2,800,000	2,799,533
REPURCHASE AGREEMENTS — 6.6%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $1,658,553 and collateralized by $1,750,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 5.55%, due 07/14/28 and having an approximate value of $1,692,836	1,658,000	1,658,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $1,625,542 and collateralized by $1,695,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.00%, due 12/14/28 and having an approximate value of $1,658,981	1,625,000	1,625,000
State Street Bank & Trust Co. Joint Repurchase Agreement(11)	7,192,000	7,192,000
UBS Securities, LLC Joint Repurchase Agreement(11)	9,355,000	9,355,000
Total Repurchase Agreements (cost $19,830,000)		19,830,000
TOTAL INVESTMENTS (cost $289,529,856)(12)	102.8%	309,757,185
Liabilities in excess of other assets	(2.8)	(8,551,959)
NET ASSETS —	100.0%	$301,205,226

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2006, the aggregate value of these securities is $8,773,245 representing 2.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Collateralized Mortgaged Obligation
(4)	Variable Rate Security - the rate reflected is as of December 31, 2006, maturity date reflects the stated maturity date.
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2006
(6)	Fair valued security; see Note 1.
(7)	Illiquid security
(8)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Moderate Growth Portfolio may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of the December 31, 2006, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. 7.50% due 08/15/09	8/11/2005	5,000	$10,000	$5,550	$1.11	0.0%

Southern Energy, Inc. 7.90% due 07/15/09	7/15/2005	25,000	0	0	0	0.0
				$5,550		0.0%

(9)	Variable Rate Security - the rate reflected is as of December 31, 2006 , maturity date reflects next reset date.
(10)	Company has filed Chapter 11 bankruptcy protection.
(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	See Note 4 for cost of investments on a tax basis.
(13)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(14)	Bond is in default
(15)	The security was pledged as collateral to cover margin requirements for open future contracts.
ADR	American Depository Receipt
REMIC	Real Estate Mortgage Investment Conduit
TBA	Secuirties purchased on a forward commitmet basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value atTrade Date	Value as of December 31, 2006	Unrealized Appreciation (Depreciation)
15 Long	U.S. Treasury 2 YR Note	March 2007	3,073,633	3,060,469	$(13,164)
12 Long	U.S. Treasury 5 YR Note	March 2007	1,269,750	1,260,750	(9,000)
5 Short	U.S. Treasury 10 YR Note	March 2007	541,784	537,344	4,440
5 Short	U.S. Treasury Bond	March 2007	557,956	557,188	768
					$(16,956)

Bonds & Notes Sold Short — (0.2%)	Principal Amount	Value (Note 1)

U.S. GOVERNMENT AGENCIES — (0.2%)
Federal National Mtg. Assoc. 5.50% due January TBA	$(100,000)	$(98,813)
Federal National Mtg. Assoc. 6.50% due January TBA	(250,000)	(254,688)
Federal Home Loan Mtg. Corp. 5.00% due January TBA	(200,000)	(194,813)
TOTAL BOND AND NOTES SOLD SHORT (Proceeds $549,492)		$(548,314)

Open Foreign Bond Forward Contracts

Description	Principal Amount	Delivery Date	Value at Trade Date	Value as of 12/31/06	Unrealized Appreciation/ Depreciation
Japanese Government Bond Series 8 1.00% due 06/20/16	JPY 428,579,200	01/10/07	$3,674,356	$3,544,451	$(129,905)

Japanese Government Bond Series 280 1.90% due 06/20/16	JPY (434,500,000)	01/31/07	$(3,769,930)	(3,736,241)	33,689
					$(96,216)

Open Forward Foreign Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation

*	USD	773,243	BRL	1,705,000	3/20/2007	$15,237
	USD	2,190,083	SGD	3,355,000	3/20/2007	6,219
*	CAD	640,000	USD	562,640	3/20/2007	12,550
*	EUR	1,273,000	USD	1,700,525	3/20/2007	14,081
	GBP	105,000	USD	207,182	3/20/2007	1,533
*	JPY	276,600,000	USD	2,439,907	3/20/2007	91,276
*	KRW	585,670,000	USD	639,029	3/20/2007	8,212
						149,108

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation

*	USD	561,451	CAD	640,000	3/20/2007	$(11,362)
*	USD	1,486,548	EUR	1,113,000	3/20/2007	(12,069)
*	USD	2,231,596	JPY	253,200,000	3/20/2007	(81,656)
*	USD	213,603	KRW	195,810,000	3/20/2007	(2,699)
*	BRL	2,150,000	USD	984,432	3/20/2007	(9,838)
	NZD	310,000	USD	216,876	3/20/2007	(451)
						(118,075)

		Net Unrealized Appreciation (Depreciation)				$31,033

*      Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

BRL - Brazilian Real	KRW - South Korean Won
CAD - Canadian Dollar	NZD - New Zealand Dollar
EUR - Euro	SGD - Singapore Dollar
GBP - British Pound	USD - United States Dollar
JPY - Japanese Yen

See Notes to Portfolio of Investments

20

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2006
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 31.1%
Advertising Sales — 0.4%
Lamar Advertising Co., Class A†	14,060	919,383
Aerospace/Defense — 0.7%
Boeing Co.	4,700	417,548
General Dynamics Corp.	4,800	356,880
Lockheed Martin Corp.	4,700	432,729
Northrop Grumman Corp.	2,200	148,940
Raytheon Co.	6,000	316,800
		1,672,897
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	4,000	250,080
Agricultural Chemicals — 0.9%
Potash Corp. of Saskatchewan, Inc.	10,060	1,443,409
Syngenta AG†	3,524	655,634
		2,099,043
Agricultural Operations — 0.9%
Bunge, Ltd.	8,665	628,299
Monsanto Co.	30,335	1,593,498
		2,221,797
Apparel Manufacturer — 0.0%
Coach, Inc.†	2,400	103,104
Applications Software — 0.2%
Microsoft Corp.	17,300	516,578
Audio/Video Products — 0.1%
Sony Corp. ADR	4,445	190,379
Banks-Commercial — 0.4%
Commerce Bancorp, Inc.	26,940	950,174
Marshall & Ilsley Corp.	700	33,677
		983,851
Banks-Fiduciary — 0.2%
Bank of New York Co., Inc.	11,100	437,007
Banks-Super Regional — 1.4%
Bank of America Corp.	9,900	528,561
PNC Financial Services Group, Inc.	2,000	148,080
SunTrust Banks, Inc.	1,900	160,455
US Bancorp	6,300	227,997
Wachovia Corp.	2,800	159,460
Wells Fargo & Co.	59,675	2,122,043
		3,346,596
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	9,500	458,375
PepsiCo, Inc.	9,500	594,225
		1,052,600
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	4,600	364,826
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	2,700	132,840
Cable TV — 0.5%
Comcast Corp., Special Class A†	28,300	1,185,204
Casino Hotels — 1.0%
Boyd Gaming Corp.	12,290	556,860
Harrah’s Entertainment, Inc.	16,880	1,396,313
Melco PBL Entertainment Macau, Ltd. ADR†	19,830	421,586
		2,374,759
Coal — 0.1%
Peabody Energy Corp.	7,000	282,870
Commercial Services-Finance — 0.6%
Moody’s Corp.	20,460	1,412,968
Computers — 2.0%
Apple Computer, Inc.†	31,060	2,635,130
Hewlett-Packard Co.	3,300	135,927
International Business Machines Corp.	2,400	233,160
Research In Motion, Ltd.†	6,355	812,042
Sun Microsystems, Inc.†	178,360	966,711
		4,782,970
Consumer Products-Misc. — 0.5%
Clorox Co.	3,100	198,865
Kimberly-Clark Corp.	15,225	1,034,539
		1,233,404
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	9,000	587,160
Procter & Gamble Co.	15,900	1,021,893
		1,609,053
Data Processing/Management — 0.0%
Automatic Data Processing, Inc.†	2,000	98,500
Diversified Manufactured Operations — 0.5%
General Electric Co.	22,300	829,783
Honeywell International, Inc.	3,900	176,436
Parker Hannifin Corp.	1,700	130,696
		1,136,915
Electric Products-Misc. — 0.2%
Emerson Electric Co.	9,400	414,446
Electric-Generation — 0.7%
AES Corp.†	75,155	1,656,416
Electric-Integrated — 0.7%
Dominion Resources, Inc.	3,200	268,288
FPL Group, Inc.	7,100	386,382
PG&E Corp.	8,200	388,106
Progress Energy, Inc.	4,800	235,584
Southern Co.	8,000	294,880
		1,573,240
Electronic Components-Semiconductors — 0.3%
Advanced Micro Devices, Inc.†	5,300	107,855
Intel Corp.	9,200	186,300
NVIDIA Corp.†	2,700	99,927
Texas Instruments, Inc.	8,500	244,800
		638,882
Engineering/R&D Services — 0.1%
Fluor Corp.	2,900	236,785
Enterprise Software/Service — 0.1%
Oracle Corp.†	14,500	248,530
Entertainment Software — 0.6%
Activision, Inc.†	24,000	413,760
Electronic Arts, Inc.†	19,460	980,006
		1,393,766
Finance-Credit Card — 0.9%
American Express Co.	37,385	2,268,148
Finance-Investment Banker/Broker — 2.4%
Citigroup, Inc.	9,500	529,150
Goldman Sachs Group, Inc.	8,145	1,623,706
J.P. Morgan Chase & Co.	6,700	323,610
KKR Private Equity Investors LP	68,909	1,574,571
Lazard, Ltd.	24,110	1,141,367
Morgan Stanley	5,600	456,008
		5,648,412
Finance-Mortgage Loan/Banker — 0.2%
Fannie Mae	3,800	225,682
Freddie Mac	3,000	203,700
		429,382
Food-Misc. — 0.5%
Campbell Soup Co.	11,600	451,124
Kellogg Co.	4,600	230,276
Kraft Foods, Inc., Class A	13,800	492,660
		1,174,060
Food-Retail — 0.3%
Kroger Co.	15,600	359,892
Whole Foods Market, Inc.	8,950	420,024
		779,916
Industrial Gases — 0.1%
Praxair, Inc.	4,800	284,784
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	1,900	177,289
XL Capital, Ltd., Class A	2,300	165,646
		342,935
Internet Security — 0.1%
Symantec Corp.†	6,000	125,100
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	2,500	153,325
Machinery-Farming — 0.2%
Deere & Co.	5,390	512,427
Medical Instruments — 0.3%
Medtronic, Inc.	9,100	486,941
St. Jude Medical, Inc.†	5,300	193,768
		680,709
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	300	15,900
Medical Products — 0.4%
Baxter International, Inc.	8,300	385,037
Johnson & Johnson	9,600	633,792
		1,018,829
Medical-Biomedical/Gene — 1.0%
Amgen, Inc.†	1,580	107,930
Celgene Corp.†	11,655	670,512
Genentech, Inc.†	19,625	1,592,176
		2,370,618
Medical-Drugs — 1.5%
Abbott Laboratories	7,900	384,809
Allergan, Inc.	662	79,268
Bristol-Myers Squibb Co.	6,500	171,080
Merck & Co., Inc.	2,800	122,080
Novartis AG ADR	11,700	672,048
Pfizer, Inc.	9,000	233,100
Roche Holding AG	7,922	1,420,564
Wyeth	10,200	519,384
		3,602,333
Medical-HMO — 0.1%
Sierra Health Services, Inc.†	4,700	169,388
WellPoint, Inc.†	1,900	149,511
		318,899
Metal-Copper — 0.0%
Phelps Dodge Corp.	1,000	119,720
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	1,300	72,449
Mining — 0.2%
Barrick Gold Corp.	11,700	359,190
Newmont Mining Corp.	3,100	139,965
		499,155
Multimedia — 0.1%
Walt Disney Co.	6,000	205,620
Networking Products — 0.1%
Cisco Systems, Inc.†	10,800	295,164
Oil Companies-Exploration & Production — 0.4%
Apache Corp.	6,360	423,004
EOG Resources, Inc.	6,485	404,988
XTO Energy, Inc.	1,100	51,755
		879,747
Oil Companies-Integrated — 2.4%
Chevron Corp.	5,300	389,709
ConocoPhillips	28,160	2,026,112
Exxon Mobil Corp.	9,900	758,637
Hess Corp.	9,805	486,034
Occidental Petroleum Corp.	10,345	505,146
Suncor Energy, Inc.	19,950	1,574,255
		5,739,893
Oil Refining & Marketing — 0.3%
Valero Energy Corp.	15,125	773,795
Oil-Field Services — 0.3%
Baker Hughes, Inc.	4,800	358,368
Schlumberger, Ltd.	5,900	372,644
		731,012
Optical Supplies — 0.3%
Alcon, Inc.	5,720	639,324
Pharmacy Services — 0.3%
Caremark Rx, Inc.	3,200	182,752
Medco Health Solutions, Inc.†	7,900	422,176
		604,928
Pipelines — 0.0%
Dynegy, Inc., Class A†	38	275
Retail-Building Products — 0.0%
Home Depot, Inc.	400	16,064
Retail-Computer Equipment — 0.0%
GameStop Corp.†	1,300	71,643
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,000	196,760
Retail-Discount — 0.3%
Target Corp.	3,200	182,560
Wal-Mart Stores, Inc.	11,600	535,688
		718,248
Retail-Drug Store — 0.2%
CVS Corp.	10,700	330,737
Walgreen Co.	3,500	160,615
		491,352
Retail-Major Department Stores — 0.4%
J.C. Penney Co., Inc.	10,930	845,545
Retail-Regional Department Stores — 0.1%
Federated Department Stores, Inc.	4,900	186,837
Kohl’s Corp.†	1,800	123,174
		310,011
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.†	23,900	447,169
Telecom Services — 0.3%
Time Warner Telecom, Inc., Class A†	38,205	761,426
Telephone-Integrated — 0.6%
AT&T, Inc.	13,400	479,050
BellSouth Corp.	6,300	296,793
Level 3 Communications, Inc.†	99,755	558,628
Sprint Corp.	3,200	60,448
Verizon Communications, Inc.	3,100	115,444
		1,510,363
Therapeutics — 1.0%
Amylin Pharmaceuticals, Inc.†	12,450	449,071
Gilead Sciences, Inc.†	27,590	1,791,419
ImClone Systems, Inc.†	9,300	248,868
		2,489,358
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	3,300	247,434
Web Portals/ISP — 0.3%
Google, Inc., Class A†	1,365	628,555
Yahoo!, Inc.†	500	12,770
		641,325
Wireless Equipment — 0.4%
QUALCOMM, Inc.	24,690	933,035
Total Common Stock
(cost $63,633,897)		74,536,281
PREFERRED STOCK — 0.1%
Diversified Financial Services — 0.1%
General Electric Capital Corp.
4.50%(9)	5,000	114,350
Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae
Series O
7.00%(3)	1,000	52,500
Total Preferred Stock
(cost $179,250)		166,850
ASSET BACKED SECURITIES — 10.5%
Diversified Financial Services — 10.5%
Aesop Funding II LLC, Series 2003-3A, Class A3 3.72% due 07/20/09*	$440,000	$430,968
Aesop Funding II LLC, Series 2005-1A, Class A1 3.95% due 04/20/09*	725,000	713,242
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/43(1)	75,437	76,089
Banc America Large Loan, Series 2006-277A, Class PAA 5.10% due 10/10/45*(1)(2)	145,000	140,766
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	100,000	99,039
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(1)	1,000,000	967,909
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.75% due 09/11/38*(1)(2)	165,000	165,727
Bear Stearns Commercial Mtg. Securities, Inc., Series2006-PW12, Class G 5.75% due 09/11/38(1)	28,000	27,925
Capital One Auto Finance Trust, Series 2003-B, Class A4 3.18% due 09/15/10	674,074	666,817
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4 3.65% due 07/15/11	475,000	464,152
Capital One Prime Auto Receivables Trust, Series 2003-2, Class A4 2.88% due 06/15/10	496,109	488,420
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6 2.90% due 05/17/10	885,000	857,950
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4 3.20% due 08/24/09	210,000	207,145
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(1)(2)	295,000	294,325
Commercial Mtg. Pass Through Certificates, Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	1,300,000	1,347,112
Commercial Mtg. Pass Through Certificates, Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	522,000	504,468
Countrywide Asset-Backed Certificates, Series 2006-S6, Class A3 5.66% due 03/25/34(2)	260,000	259,040
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(1)	238,905	240,277
DLJ Mtg. Acceptance Corp., Series 1997-CF2, Class A1B 6.82% due 10/15/30*(1)	152,442	153,020
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)(2)	1,000,000	988,945
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(1)(2)	600,000	602,282
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 4.69% due 04/25/35(1)(2)	557,715	550,677
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	320,000	312,450
Hertz Vehicle Financing LLC, Series 2004-1A, Class A3 2.85% due 05/25/09*	850,000	827,454
Household Automotive Trust, Series 2003-2, Class A4 3.02% due 12/17/10	152,379	150,196
Household Automotive Trust, Series 2005-2, Class A2 4.16% due 09/17/08	4,401	4,399
Impac CMB Trust, Series 2005-4, Class 1A1A 5.62% due 06/25/35(1)(3)	543,310	544,267
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(1)	700,000	680,404
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(1)(2)	110,000	111,555
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	450,000	445,663
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 4.51% due 02/25/35(1)(2)	0	0
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.55% due 12/25/34(1)(2)	349,219	344,585

1

Merrill Lynch Mtg. Investors Trust, Series 1997-C2, Class A2 6.54% due 12/10/29(1)	25,740	25,860
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(2)	650,000	637,464
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.62% due 05/12/39(1)(2)	1,300,000	1,321,311
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	1,335,000	1,289,213
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.40% due 12/15/43(1)	205,000	204,499
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(1)(2)	360,000	360,233
Mortgage IT Trust, Series 2005-4, Class A1 5.63% due 10/25/35(1)(3)	756,813	757,248
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4 2.76% due 07/15/09	542,750	533,407
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(1)	500,000	529,902
Ocwen Advance Receivables Backed Notes, Series 2006-1A, Class Note 5.34% due 11/24/15*(4)	185,000	184,508
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	219,105
PP&L Transition Bond Co. LLC, Series 1999-1, Class A7 7.05% due 06/25/09	72,197	72,608
Providian Gateway Master Trust, Series 2004-DA, Class A 3.35% due 09/15/11*	350,000	345,568
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	470,000	456,570
USAA Auto Owner Trust, Series 2004-1, Class A4 2.67% due 10/15/10	885,000	873,053
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.69% due 09/15/21*(1)(3)	300,000	300,180
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(1)(3)	727,189	712,739
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.59% due 01/25/35(1)(3)	873,485	858,107
West Penn Funding LLC Transition Bonds, Series 1999-A, Class A4 6.98% due 12/26/08	497,418	503,680
WFS Financial Owner Trust, Series 2004-2, Class A4 3.54% due 11/21/11	882,643	871,151

Total Asset Backed Securities (cost $25,114,784)		24,723,674

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(6) (cost $10,000)	10,000	11,100

CORPORATE BONDS & NOTES — 20.3%
Aerospace/Defense — 0.1%
Raytheon Co. Debentures 6.00% due 12/15/10	30,000	30,664
Raytheon Co. Senior Notes 6.75% due 08/15/07	96,000	96,707
		127,371
Agricultural Chemicals — 0.2%
Agrium, Inc. Senior Unsecured Notes 7.13% due 05/23/36	380,000	400,335
Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. 3.86% due 07/09/10	58,806	57,042
American Airlines, Inc. Pass Through Certs., Series 2001-1, Class A-2 6.82% due 05/23/11	80,000	81,275
Continental Airlines, Inc. Pass Through Certs. 6.32% due 11/01/08	400,000	405,000
Continental Airlines, Inc. Pass Through Certs. Series 981A 6.65% due 03/15/19	54,432	56,473
		599,790
Auto-Cars/Light Trucks — 0.3%
DaimlerChrysler NA Holding Corp. Notes 5.75% due 09/08/11	30,000	29,924
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.88% due 03/15/11	150,000	150,565

2

DaimlerChrysler NA Holding Corp. Company Guar. Notes 7.30% due 01/15/12	30,000	31,846
DaimlerChrylser NA Holding Corp. Company Guar. Notes 7.75% due 01/18/11	60,000	64,224
DaimlerChrysler NA Holding Corp. Company Guar. Notes 8.50% due 01/18/31	320,000	380,939
Ford Motor Co. Notes 7.45% due 07/16/31	145,000	113,825
General Motors Corp. Senior Notes 7.13% due 07/15/13	45,000	42,412
General Motors Corp. Debentures 7.70% due 04/15/16	5,000	4,712
General Motors Corp. Senior Debentures 8.38% due 07/15/33	10,000	9,250
		827,697
Banks-Commercial — 0.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd. Sub. Notes 7.40% due 06/15/11	35,000	37,813
Branch Banking & Trust Co. Sub. Notes 5.63% due 09/15/16	30,000	30,215
First Maryland Capital II Company Guar. Notes 6.22% due 02/01/27(3)	64,000	62,559
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	45,000	45,106
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	70,000	67,872
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	30,000	30,454
UBS AG Sub. Notes 5.88% due 07/15/16	30,000	31,007
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	70,000	71,740
US Bank NA Notes 3.90% due 08/15/08	14,000	13,714
VTB Capital SA Senior Notes 6.25% due 07/02/35*	315,000	321,300
		711,780
Banks-Money Center — 0.3%
BankBoston Capital Trust IV Company Guar. Bonds 5.95% due 06/08/28(3)	73,000	71,012
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	610,000	613,577
RBS Capital Trust I Bank Guar. Notes 4.71% due 07/01/13(7)	45,000	42,778
		727,367
Banks-Super Regional — 0.6%
BAC Capital Trust XI Notes 6.63% due 05/23/36	78,000	84,176
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	200,000	197,037
Bank of America Corp. Sub. Notes 5.42% due 03/15/17*	400,000	394,124
Chemical Bank NA Sub. Notes 6.13% due 11/01/08	58,000	58,862
Fifth Third Bancorp Sub. Notes 5.45% due 01/15/17	50,000	49,424
Huntington National Bank Sub. Notes 6.60% due 06/15/18	34,000	35,942
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	30,000	30,809
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/11(7)	60,000	60,495
Wachovia Capital Trust III Sub. Notes 5.80% due 03/15/11(7)	435,000	438,591
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	42,000	42,365
Wells Fargo & Co. Notes 3.98% due 10/29/10	72,000	68,900
		1,460,725
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	87,000	84,761
Broadcast Services/Program — 0.3%
Clear Channel Communications, Inc. Bonds 4.90% due 05/15/15	14,000	11,163

3

Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	240,000	251,269
Liberty Media LLC Senior Notes 7.75% due 07/15/09	290,000	300,963
Liberty Media LLC Bonds 7.88% due 07/15/09	30,000	31,285
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	20,000	18,800
Turner Broadcasting Senior Notes 8.38% due 07/01/13	160,000	179,920
		793,400
Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	30,000	30,498
Building-Residential/Commerical — 0.4%
D.R. Horton, Inc. Senior Notes 5.38% due 06/15/12	45,000	43,524
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	280,000	270,447
D.R. Horton, Inc. Senior Notes 6.88% due 05/01/13	205,000	211,728
Pulte Homes, Inc. Company Guar. Bonds 7.88% due 08/01/11	170,000	184,019
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	185,000	199,607
		909,325
Cable TV — 0.8%
CCH I Holdings LLC Capital Corp. Bonds 11.00% due 10/01/15	19,000	19,428
CCH II LLC Company Guar. Notes 10.25% due 10/01/13	50,000	53,250
Comcast Cable Communications Notes 8.50% due 05/01/27	50,000	61,412
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	480,000	546,751
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	60,000	59,355
Comcast Corp. Company Guar. Bonds 5.90% due 03/15/16	100,000	100,285
Comcast Corp. Company Guar. Notes 6.45% due 03/15/37	35,000	35,019
Comcast Corp. Senior Notes 6.50% due 11/15/35	250,000	251,766
COX Communications, Inc. Notes 5.45% due 12/15/14	450,000	438,405
COX Communications, Inc. Bonds 5.50% due 10/01/15	60,000	58,134
COX Communications, Inc. Notes 7.75% due 11/01/10	300,000	322,644
		1,946,449
Casino Hotels — 0.2%
Harrah’s Operating Co., Inc. Guar. Senior Notes 5.50% due 07/01/10	190,000	186,229
Harrah’s Operating Co., Inc. Notes 6.50% due 06/01/16	175,000	156,686
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	75,000	69,375
		412,290
Cellular Telecom — 0.4%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	60,000	63,450
Centennial Communications Corp. Senior Notes 11.12% due 01/01/13(3)	50,000	52,875
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	660,000	719,907
		836,232
Chemicals-Diversified — 0.0%
EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	19,000	18,387
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	72,000	72,669
		91,056
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	220,000	203,860
Cytec Industries, Inc. Notes 5.50% due 10/01/10	155,000	154,056

4

Cytec Industries, Inc. Notes 6.00% due 10/01/15	60,000	59,472
Nalco Co. Senior Notes 7.75% due 11/15/11	65,000	66,463
		483,851
Coal — 0.1%
Peabody Energy Corp. Senior Notes 5.88% due 04/15/16	100,000	97,500
Peabody Energy Corp. Senior Notes 7.38% due 11/01/16	210,000	223,650
		321,150
Commercial Services — 0.0%
The ServiceMaster Co. Notes 7.88% due 08/15/09	24,000	24,867
Commercial Services-Finance — 0.0%
The Western Union Co. Bonds 5.40% due 11/17/11*	30,000	29,582
Computer Services — 0.1%
Computer Sciences Corp. Notes 3.50% due 04/15/08	30,000	29,157
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	260,000	284,516
		313,673
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	25,000	25,813
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(4)(8)(14)	20,000	0
Containers-Paper/Plastic — 0.2%
Pactiv Corp. Notes 7.95% due 12/15/25	70,000	77,986
Pliant Corp. Sec. Notes 11.13% due 09/01/09	41,000	39,873
Sealed Air Corp. Senior Notes 5.38% due 04/15/08*	245,000	243,822
		361,681
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	25,000	24,750
Diversified Financial Services — 0.1%
BTM (Curacao) Holdings NV 4.76% due 07/21/15*(7)	100,000	97,273
General Electric Capital Corp. Notes 2.80% due 01/15/07	87,000	86,935
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	42,000	42,628
		226,836
Diversified Manufactured Operations — 0.0%
Crane Co. Bonds 6.55% due 11/15/36	98,000	96,477
Diversified Operations — 0.1%
Hutchison Whampoa International Company Guar. Bonds 5.45% due 11/24/10*	310,000	310,793
Electric-Generation — 0.0%
The AES Corp. Senior Notes 8.88% due 02/15/11	50,000	53,625
Electric-Integrated — 1.3%
American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07(9)	36,000	35,823
Appalachian Power Co. Senior Notes 5.00% due 06/01/17	36,000	33,750
Baltimore Gas & Electric Co.
Senior Notes
6.35% due 10/01/36*	249,000	254,185
CenterPoint Energy Houston Electric LLC Sec. Notes
5.60% due 07/01/23	46,000	44,253
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	70,000	70,136
Commonwealth Edison Co. 1st Mtg. Bonds 5.40% due 12/15/11	60,000	59,527
Commonwealth Edison Co. 1st Mtg. Notes 5.95% due 08/15/16	60,000	60,660
Consumers Energy Co. 1st Mtg. Bonds 4.25% due 04/15/08	70,000	68,934
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08(9)	66,000	66,096
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	60,000	58,793
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	90,000	89,352

5

Mirant Mid Atlantic LLC Pass Through Certs. 9.13% due 06/30/17	22,363	25,242
Nisource Finance Corp. Company Guar. 7.88% due 11/15/10	470,000	507,065
Pepco Holdings, Inc. Notes 5.50% due 08/15/07	341,000	340,727
Pepco Holdings, Inc. Notes 6.45% due 08/15/12	30,000	31,103
PSEG Power Notes 3.75% due 04/01/09	140,000	135,206
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	200,000	216,100
PSI Energy, Inc. Debentures 7.85% due 10/15/07	102,000	103,730
Public Service Electric & Gas Co. Sec. Notes 5.00% due 08/15/14	36,000	34,960
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	103,000	98,521
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37	40,000	38,229
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(6)	50,000	0
Southwestern Public Service Senior Notes 6.00% due 10/01/36	225,000	222,666
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	140,000	141,733
The Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	40,000	38,149
TXU Corp. Senior Notes 4.80% due 11/15/09	270,000	263,504
		3,038,444
Electronic Parts Distribution — 0.2%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	390,000	401,037
Electronics-Military — 0.0%
L-3 Communications Corp. Senior Sub. Notes 6.38% due 10/15/15	50,000	49,500
Enterprise Software/Service — 0.0%
Oracle Corp. Notes 5.00% due 01/15/11	21,000	20,789
Finance-Auto Loans — 0.4%
Ford Motor Credit Co. Notes 5.70% due 01/15/10	145,000	138,997
Ford Motor Credit Co. Senior Notes 5.80% due 01/12/09	8,000	7,855
Ford Motor Credit Co. Notes 6.63% due 06/16/08	30,000	29,980
Ford Motor Credit Co. Notes 7.38% due 10/28/09	200,000	200,426
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	75,000	77,035
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	95,000	97,441
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	382,000	392,247
General Motors Acceptance Corp. Bonds 8.00% due 11/01/31	60,000	68,884
		1,012,865
Finance-Commercial — 0.0%
CIT Group, Inc.
Notes
5.85% due 09/15/16	30,000	30,440
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	33,000	33,543
		63,983
Finance-Consumer Loans — 0.4%
Household Finance Corp. Notes 6.38% due 10/15/11	830,000	867,918
John Deere Capital Corp. Notes 5.40% due 10/15/11	60,000	60,125
		928,043
Finance-Credit Card — 0.0%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	60,000	60,889
Finance-Investment Banker/Broker — 1.9%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	890,000	868,993
Credit Suisse First Boston USA, Inc. Notes 5.13% due 08/15/15	645,000	634,879
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	600,000	624,248
J.P. Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	1,295,000	1,273,396

6

Lehman Brothers Holdings, Inc. Senior Notes 5.75% due 05/17/13	30,000	30,474
Morgan Stanley Sub. Notes 4.75% due 04/01/14	1,050,000	1,003,933
		4,435,923
Finance-Mortgage Loan/Banker — 0.1%
Residential Capital Corp. Senior Notes 6.38% due 06/30/10	203,000	205,363
Finance-Other Services — 0.2%
SB Treasury Co. LLC 9.40% due 06/30/08*(10)	460,000	484,160
Food-Meat Products — 0.2%
Tyson Foods, Inc. Senior notes 6.60% due 04/01/16	355,000	364,522
Food-Misc. — 0.3%
Kraft Foods, Inc. Notes 6.25% due 06/01/12	600,000	623,281
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	55,000	54,725
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	260,000	275,087
Sempra Energy Senior Notes 4.62% due 05/17/07	63,000	62,759
Southern California Gas Co. 1st Mtg. Bonds 5.75% due 11/15/35	35,000	34,924
		372,770
Hotel/Motel — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16*	160,000	157,185
Independent Power Producers — 0.1%
Calpine Corp.† Sec. Notes 8.75% due 07/15/13*(8)(14)	100,000	107,250
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	75,000	75,375
		182,625
Insurance Broker — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	60,000	62,002
Insurance-Life/Health — 0.4%
Americo Life, Inc. Notes 7.88% due 05/01/13*	44,000	44,137
Lincoln National Corp. Bonds 7.00% due 05/17/16(7)	380,000	402,757
MIC Financing Trust I Pass Through Certs. 8.38% due 02/01/27*	29,000	29,040
Monumental Global Funding II Notes 5.65% due 07/14/11*	36,000	36,449
Prudential Financial, Inc. Notes 5.10% due 09/20/14	355,000	346,757
Prudential Financial, Inc. Notes 5.70% due 12/14/36	72,000	70,083
		929,223
Insurance-Multi-line — 0.6%
Genworth Financial, Inc. Jr. Sub Notes 6.15% due 11/15/16(7)	395,000	394,443
Metlife, Inc. Jr. Sub. Notes 6.40% due 12/15/36	35,000	35,161
Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	30,000	30,569
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	380,000	384,364
The Allstate Corp. Senior Notes 7.20% due 12/01/09	78,000	82,168
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	265,000	258,312
Xl Capital, Ltd. Senior Notes 5.25% due 09/15/14	165,000	161,703
		1,346,720
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Bonds 7.50% due 08/15/36*	180,000	196,933
Liberty Mutual Insurance Co. Sub notes 7.70% due 10/15/97*	290,000	296,767
		493,700
Insurance-Property/Casualty — 0.9%
Ace Capital Trust II Company Guar. Bonds 9.70% due 04/01/30	420,000	575,780
ACE INA Holdings, Inc. Notes 5.88% due 06/15/14	60,000	61,152

7

Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	40,000	43,300
Everest Reinsurance Holdings, Inc. Notes 5.40% due 10/15/14	80,000	78,346
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	350,000	381,505
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	142,129
St Paul Companies, Inc. Senior Notes 5.75% due 03/15/07	250,000	250,249
Travelers Property Casualty Corp. Senior Notes 6.38% due 03/15/33	310,000	326,492
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	260,000	255,391
		2,114,344
Leisure Products — 0.0%
Brunswick Corp. Notes 5.00% due 06/01/11	47,000	45,412
Machinery-Construction & Mining — 0.0%
Joy Global, Inc. Notes 6.63% due 11/15/36*	70,000	69,585
Medical Products — 0.0%
Baxter International, Inc. Senior Bonds 5.90% due 09/01/16	30,000	30,818
MEDIQ/PRN Life Services 11.00% due 06/01/08†(4)(5)	25,000	0
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	25,000	26,688
		57,506
Medical-Drugs — 0.1%
American Home Products Corp. Notes 6.95% due 03/15/11	40,000	42,481
Merck & Co., Inc. Notes 2.50% due 03/30/07	51,000	50,666
Wyeth Bonds 5.50% due 02/01/14	56,000	56,288
		149,435
Medical-HMO — 0.0%
WellPoint, Inc. Notes 3.75% due 12/14/07	51,972	51,152
Medical-Hospitals — 0.1%
HCA, Inc. Senior Notes 6.95% due 05/01/12	70,000	66,325
HCA, Inc. Sec Notes. 9.13% due 11/15/14*	25,000	26,719
HCA, Inc. Sec Notes. 9.25% due 11/15/16*	40,000	42,850
		135,894
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Bonds 5.88% due 09/15/15	390,000	381,333
Cardinal Health, Inc. Notes 5.80% due 10/15/16*	60,000	59,859
		441,192
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	52,000	51,454
Mining — 0.0%
Newmont Mining Corp. Notes 8.63% due 05/15/11	30,000	33,593
Multimedia — 1.0%
AOL Time Warner, Inc. Bonds 7.63% due 04/15/31	170,000	189,917
Belo Corp. Senior Notes 6.75% due 05/30/13	30,000	30,592
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	93,000	99,168
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	60,000	59,606
News America, Inc. Debentures 7.28% due 06/30/28	385,000	414,337
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	35,000	37,817
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	29,000	31,679
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	388,000	455,186
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	35,000	42,301
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	40,000	41,872

8

Viacom, Inc. Senior Notes 6.25% due 04/30/16	392,000	389,285
Viacom, Inc. Senior Notes 6.88% due 04/30/36	25,000	24,717
Walt Disney Co. Notes 5.38% due 06/01/07	500,000	500,336
		2,316,813
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	60,000	59,127
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Senior Notes 7.50% due 09/15/13	105,000	109,331
El Paso Production Holding Co. Company Guar. Notes 7.75% due 06/01/13	105,000	109,857
Hilcorp Energy I LP Senior Notes 10.50% due 09/01/10*	27,000	28,890
		248,078
Oil Companies-Integrated — 0.1%
ConocoPhillips Canada Funding Co. Senior Company Guar. Notes 5.95% due 10/15/36	29,000	29,403
Hess Corp. Notes 7.13% due 03/15/33	35,000	38,294
Hess Corp. Bonds 7.88% due 10/01/29	40,000	46,692
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	118,000	132,840
		247,229
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	108,000	110,057
Oil-Field Services — 0.0%
Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	35,000	37,800
Paper & Related Products — 0.2%
Bowater, Inc. Notes 6.50% due 06/15/13	60,000	54,750
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,987
Neenah Paper, Inc., Senior Notes 7.38% due 11/15/14	10,000	9,550
Plum Creek Timberlands LP Company Guar. Notes 5.88% due 11/15/15	60,000	58,960
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	240,000	248,869
Westvaco Corp. Bonds 7.95% due 02/15/31	35,000	38,321
		415,437
Pipelines — 0.4%
Duke Capital LLC Senior Notes 6.25% due 02/15/13	550,000	566,688
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	35,000	36,598
Dynegy-Roseton Danskammer Company Guar. Notes 7.67% due 11/08/16	25,000	25,906
Enbridge Energy Partners LP Senior Notes 5.88% due 12/15/16	23,000	22,772
Energy Transfer Partners LP Company Guar. Bonds 6.13% due 02/15/17	100,000	101,391
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/36	110,000	113,264
ONEOK Partners LP Bonds 6.15% due 10/01/16	30,000	30,440
Reliant Energy, Inc. Notes 7.75% due 02/15/11	60,000	64,664
		961,723
Precious Metals — 0.0%
Barrick Gold Finance Co. Bonds 5.80% due 11/15/34	35,000	32,416
Barrick Gold Finance Co. Company Guar. Debentures 7.50% due 05/01/07	45,000	45,306
		77,722
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	25,000	24,781
Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	35,000	33,188

9

Knight Ridder, Inc. Debentures 7.15% due 11/01/27	40,000	38,167
		71,355
Radio — 0.2%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	375,000	389,872
Real Estate Investment Trusts — 1.1%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	60,000	60,783
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	271,854
Developers Diversified Realty Corp. Notes 5.38% due 10/15/12	190,000	188,177
Health Care Properties Senior Notes 6.30% due 09/15/16	440,000	447,014
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	120,000	118,383
Heritage Property Investment Trust Notes 4.50% due 10/15/09	30,000	29,247
Liberty Property LP Senior Notes 7.25% due 03/15/11	170,000	180,996
Liberty Property LP Senior Notes 8.50% due 08/01/10	240,000	262,997
Mack-Cali Realty LP Bonds 5.80% due 01/15/16	30,000	30,083
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	306,000	298,635
Simon Property Group LP Notes 5.00% due 03/01/12	55,000	54,032
Simon Property Group LP Notes 5.10% due 06/15/15	250,000	243,143
Simon Property Group LP Notes 5.38% due 08/28/08	24,000	23,895
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	330,000	333,970
		2,543,209
Real Estate Management/Services — 0.2%
AMB Property LP Bonds 5.45% due 12/01/10	400,000	400,407
AMB Property LP Company Guar. Notes 5.90% due 08/15/13	24,000	24,346
EOP Operating LP Senior Notes 7.00% due 07/15/11	60,000	64,931
		489,684
Real Estate Operations & Development — 1.0%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	445,000	450,657
Developers Diversified Realty Senior Notes 5.00% due 05/03/10	320,000	315,619
EOP Operating LP Notes 6.80% due 01/15/09	490,000	506,340
Kimco Realty Corp. Notes 5.58% due 11/23/15	370,000	367,631
Regency Centers LP Company Guar. Bonds 4.95% due 04/15/14	140,000	134,747
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	180,000	174,515
Simon Property Group LP Senior Notes 4.60% due 06/15/10	170,000	165,805
Simon Property Group LP Notes 5.38% due 06/01/11	320,000	320,037
		2,435,351
Recycling — 0.0%
Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	25,000	25,125
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	10,000	10,075
		35,200
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	60,000	58,879
Retail-Drug Store — 0.0%
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	70,000	69,710
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	260,000	259,596
Savings & Loans/Thrifts — 0.2%
Downey Financial Corp. Notes 6.50% due 07/01/14	70,000	70,160

10

Independence Community Bank Corp. Notes 3.50% due 06/20/13(7)	32,000	31,125
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10*	90,000	88,067
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	78,000	77,679
Washington Mutual Bank Sub. Notes 5.95% due 05/20/13	70,000	71,152
Western Financial Bank Senior Debentures 9.63% due 05/15/12	63,000	68,832
		407,015
School — 0.1%
Massachusetts Institute of Technology Notes 7.25% due 11/02/96	170,000	217,799
Sovereign Agency — 0.0%
Overseas Private Investment Sub. Notes 6.99% due 01/15/09	103,333	104,905
Special Purpose Entities — 0.5%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	85,000	80,966
Consolidated Communications Senior Notes 9.75% due 04/01/12	82,000	87,740
Farmers Exchange Capital Notes 7.05% due 07/15/28*	580,000	605,250
Petroleum Export Senior Notes 5.27% due 06/15/11*	257,911	250,434
Pricoa Global Funding I Notes 5.30% due 09/27/13*	60,000	59,677
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	42,000	41,613
		1,125,680
Steel-Producer — 0.0%
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36*	70,000	68,514
Telecom Services — 0.5%
Embarq Corp. Notes 7.08% due 06/01/16	380,000	386,848
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	15,900
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	650,000	762,435
		1,165,183
Telephone-Integrated — 0.9%
AT&T Corp. Senior Notes 7.30% due 11/15/11	35,000	37,894
AT&T, Inc. Notes 5.30% due 11/15/10	335,000	335,046
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	30,000	30,035
GTE Southwest, Inc. 1st Mtg. Bonds 8.50% due 11/15/31	80,000	95,702
LCI International, Inc. Senior Notes 7.25% due 06/15/07	75,000	75,188
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	35,000	38,188
SBC Communications, Inc. Notes 5.10% due 09/15/14	660,000	640,826
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	35,000	35,035
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	290,000	310,503
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	260,000	312,939
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	205,000	199,799
Verizon New York, Inc. Debentures Series A 6.88% due 04/01/12	59,000	61,166
		2,172,321
Television — 0.3%
CBS Corp. Company Guar. Bonds 7.70% due 07/30/10	180,000	192,264
CBS Corp. Company Guar. Bonds 7.88% due 07/30/30	290,000	303,899
Paxson Communications, Inc. Sec. Notes 11.62% due 01/15/13*(3)	40,000	40,500
Univision Communications, Inc. Company Guar. Bonds 3.88% due 10/15/08	145,000	138,297
		674,960

11

Tobacco — 0.4%
Altria Group, Inc. Notes 7.00% due 11/04/13	550,000	597,584
Reynolds American, Inc. Sec. Notes 7.25% due 06/01/13	310,000	322,244
		919,828
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	167,983	182,262
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	33,562	34,904
		217,166
Transport-Rail — 0.0%
Burlington Northern Santa Fe Corp. Debentures 7.29% due 06/01/36	73,000	85,885
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 991A 6.72% due 01/15/22	150,508	161,217
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	30,000	30,114
Ryder System, Inc. Notes 5.85% due 11/01/16	60,000	58,884
		250,215
Total Corporate Bonds & Notes (cost $48,397,997)		48,930,584
FOREIGN CORPORATE BONDS & NOTES — 4.7%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	259,674	263,917
Banks-Commercial — 0.4%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(7)	70,000	70,457
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 5.02% due 12/29/06(3)	55,000	45,238
Landsbanki Islands HF Notes 6.10% due 08/25/11*	30,000	30,500
NIBC Bank NV Bonds 5.82% due 12/11/13*(7)	35,000	33,956
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	410,000	451,667
RSHB Capital SA Notes 7.18% due 05/16/13	300,000	315,387
Standard Chartered PLC Sub. Notes 6.41% due 01/30/17*(7)	65,000	64,484
		1,011,689
Banks-Money Center — 0.1%
HBOS Capital Funding LP Company Guar. Notes 6.85% due 03/29/09	88,000	89,100
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 8.38% due 04/27/09	65,000	68,679
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(7)	25,000	25,338
		183,117
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.13% due 01/30/13	60,000	59,251
Brewery — 0.5%
CIA Brasileira De Bebida Company Guar. Bonds 8.75% due 09/15/13	245,000	285,425
CIA Brasileira De Bebida Company Guar. Bonds 10.50% due 12/15/11	190,000	229,900
SABMiller PLC Notes 6.50% due 07/01/16*	600,000	625,876
		1,141,201
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	145,000	150,603
Cellular Telecom — 0.0%
America Movil SA de CV Bonds 6.38% due 03/01/35	37,000	36,099
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	40,000	40,714
Diversified Manufactured Operations — 0.0%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	60,000	62,080
Diversified Minerals — 0.2%
Vale Overseas, Ltd. Notes 6.25% due 01/23/17	140,000	140,636

12

Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/21/36	365,000	374,361
		514,997
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Bonds 6.50% due 10/27/36*	540,000	556,972
Finance-Consumer Loans — 0.2%
Aiful Corp. Notes 4.45% due 02/16/10*	370,000	354,878
Finance-Investment Banker/Broker — 0.0%
Kaupthing Bank Notes 7.13% due 05/19/16*	61,000	64,701
Food-Meat Products — 0.1%
JBS SA Company Guar. Notes 10.50% due 08/04/16*	300,000	319,500
Insurance-Multi-line — 0.4%
Aegon NV Sub. Notes 5.59% due 07/29/14(7)	78,000	67,067
AXA SA Sub. Notes 6.38% due 12/14/36*(7)	54,000	53,318
AXA SA Sub. Notes 8.60% due 12/15/30	490,000	635,314
ING Groep NV Bonds 5.78% due 12/08/15(7)	50,000	49,476
		805,175
Insurance-Property/Casualty — 0.2%
Xl Capital (Europe) PLC Company Guar. Bonds 6.50% due 01/15/12	335,000	348,978
Investment Companies — 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	62,000	61,969
Machinery-Construction & Mining — 0.0%
Atlas Copco AB Notes 6.50% due 04/01/08*	29,000	29,313
Medical-Drugs — 0.1%
Angiotech Pharmaceuticals, Inc. Senior Sub. Notes 7.75% due 04/01/14*	15,000	13,050
Angiotech Pharmaceuticals, Inc. Senior Notes 9.10% due 12/01/13*(3)	50,000	50,625
Elan Finance PLC Company Guar. Senior Notes 7.75% due 11/15/11	40,000	39,050
		102,725
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	120,000	127,906
Inco, Ltd. Notes 7.75% due 05/15/12	60,000	65,631
		193,537
Oil Companies-Exploration & Production — 0.0%
Talisman Energy, Inc. Senior Notes 6.25% due 02/01/38	35,000	33,768
Oil Companies-Integrated — 0.0%
Petro-Canada Notes 5.95% due 05/15/35	35,000	33,188
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	50,000	47,500
Pipelines — 0.0%
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	54,000	49,546
Property Trust — 0.0%
WEA Finance LLC Senior Notes 5.70% due 10/01/16*	30,000	29,824
Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08	70,000	73,415
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 9.25% due 06/15/16*	35,000	37,625
Special Purpose Entities — 0.6%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 04/29/49	104,000	108,766
National Gas Co. of Trinidad & Tobago, Ltd. Notes 6.05% due 01/15/36*	650,000	633,943
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	30,000	28,696
UFJ Finance Aruba AEC Company Guar. Notes 6.75% due 07/15/13	590,000	629,630
		1,401,035

13

Telecom Services — 0.1%
Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(9)	98,000	88,323
TELUS Corp. Notes 7.50% due 06/01/07	51,000	51,377
TELUS Corp. Notes 8.00% due 06/01/11	78,000	85,296
		224,996
Telephone-Integrated — 1.3%
British Telecommunications PLC Bonds 8.63% due 12/15/30	35,000	47,876
Deutsche Telekom International Finance BV Company Guar. Notes 8.00% due 06/15/10	340,000	368,163
Deutsche Telekom International Finance BV Company Guar. Notes 8.25% due 06/15/30	300,000	368,802
France Telecom SA Senior Notes 7.75% due 03/01/11	370,000	403,031
France Telecom SA Senior Notes 8.50% due 03/01/31	210,000	275,673
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	500,000	507,386
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	60,000	57,294
Telecom Italia Capital SA Notes 5.25% due 10/01/15	230,000	214,845
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16	320,000	330,118
Telefonica Emisones SAU Company Guar. Notes 7.05% due 06/20/36	320,000	339,893
Telefonica Europe BV Company Guar. Notes 8.25% due 09/15/30	50,000	59,570
		2,972,651
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11	60,000	62,598
Total Foreign Corporate Bonds & Notes (cost $11,125,483)		11,267,562
FOREIGN GOVERNMENT AGENCIES — 1.3%
Sovereign — 1.3%
Federal Republic of Brazil Bonds 5.78% due 01/05/16	2,200,000	1,168,734
Federal Republic of Brazil Notes 8.00% due 01/15/18	40,000	44,480
Federal Republic of Brazil Bonds 10.50% due 07/14/14	75,000	94,875
Province of Quebec Debentures 7.50% due 09/15/29	81,000	102,777
Republic of Argentina Bonds 5.48% due 08/03/12(3)	105,000	76,230
Republic of Argentina Notes 8.28% due 12/31/33(13)	166,874	181,476
Republic of Turkey Notes 9.00% due 06/30/11	75,000	83,250
Republic of Turkey Senior Notes 11.88% due 01/15/30	210,000	323,925
Republic of Venezuela Notes 8.50% due 10/08/14	40,000	45,260
Republic of Venezuela Bonds 9.25% due 09/15/27	280,000	357,000
Russian Federation Bonds 5.00% due 03/31/30(9)	240,000	270,936
Russian Federation Bonds 5.00% due 03/31/30*(9)	41,000	46,381
United Mexican States Notes 6.75% due 09/27/34	300,000	324,000
		3,119,324
Total Foreign Government Agencies (cost $2,908,796)		3,119,324
LOAN AGREEMENTS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank 4.50% due 09/08/08 (cost $235,000)	235,000	235,462
MUNICIPAL BONDS & NOTES-0.1%
U.S. Municipal Bonds & Notes-0.1%
Phoenix, Arizona, Civic Improvement Excise Tax Revenue 6.30% due 07/01/08	100,000	101,548
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17	125,000	141,290
(cost $229,313)		242,838
U.S. GOVERNMENT AGENCIES — 25.5%
Federal Home Loan Bank — 0.1%
4.50% due 09/08/08	130,000	128,817
5.38% due 02/15/07	65,000	65,012
		193,829
Federal Home Loan Mtg. Corp. — 7.5%
4.13% due 07/12/10	124,000	120,838
4.45% due 03/06/08	215,000	213,228
4.50% due 04/01/19	615,997	594,347

14

5.00% due 12/14/18	100,000	97,643
5.00% due 07/01/20	78,018	76,654
5.00% due 12/01/20	151,053	148,412
5.00% due 05/01/21	1,463,042	1,437,469
5.00% due 07/01/21	519,305	510,228
5.00% due 05/01/34	382,288	369,257
5.00% due 06/01/34	491,382	474,631
5.00% due 08/01/35	409,511	395,267
5.00% due 11/01/35	615,373	593,969
5.00% due 07/01/36	4,664,025	4,499,812
5.00% due 08/01/36	589,649	569,139
5.00% due 11/01/36	838,281	808,766
5.00% due January TBA	1,750,000	2,149,214
5.50% due 07/01/34	191,523	189,607
5.50% due 07/01/35	90,942	89,956
5.50% due January TBA	2,000,000	1,977,500
5.72% due 08/01/36(3)	820,565	819,706
6.00% due January TBA	450,000	453,235
6.00% due 09/01/26	492,523	498,165
6.00% due 12/01/33	249,981	252,422
6.00% due 08/01/36	149,999	151,108
6.50% due 05/01/16	27,041	27,653
6.50% due 05/01/29	20,434	20,951
6.50% due 07/01/35	27,579	28,148
6.50% due 03/01/36	160,553	163,530
6.50% due 05/01/36	5,633	5,738
6.88% due 09/15/10	79,000	84,151
7.00% due 04/01/32	49,597	50,988
8.50% due 11/01/08	6,652	6,641
8.50% due 12/01/19	126	133
Federal Home Loan Mtg. Corp.
REMIC
5.50% due 05/15/34	213,610	214,087
Federal Home Loan Mtg. Corp., Series 2635, Class NJ 3.00% due 03/15/17(1)	206,641	194,520
Federal Home Loan Mtg. Corp., Series 2586, Class NK 3.50% due 08/15/16(1)	94,521	90,749
Federal Home Loan Mtg. Corp., Series 1577, Class PK 6.50% due 09/15/23(1)	60,000	62,148
Federal Home Loan Mtg. Corp., Series 1226, Class Z 7.75% due 03/15/22(1)	5,752	5,759
		18,445,769
Federal National Mtg. Assoc. — 15.6%
3.88% due 02/01/08	250,000	246,544
4.56% due 01/01/15	937,963	905,032
4.75% due 12/15/10	69,000	68,559
4.85% due 11/01/15	837,639	821,008
5.00% due 03/01/18	446,940	440,363
5.00% due 06/01/19	52,250	51,422
5.00% due 05/01/35	3,818	3,687
5.00% due January TBA	400,000	386,125
5.00% due January TBA	2,500,000	2,457,030
5.25% due 08/01/12	109,000	109,530
5.50% due 03/01/18	161,509	161,817
5.50% due 06/01/19	75,569	75,624
5.50% due 08/01/21	981,678	981,535
5.50% due 10/01/21	2,226,430	2,226,106
5.50% due 12/01/33	541,753	536,231
5.50% due 05/01/34	163,945	162,274
5.50% due 06/01/34	146,498	144,928
5.50% due 12/01/35	351,413	347,399
5.50% due 02/01/36	171,665	172,525
5.50% due 06/01/36	5,499,926	5,444,991
5.50% due 11/01/36	1,765,743	1,744,960
5.50% due 12/01/36	299,970	296,439
5.50% due January TBA	5,150,000	5,357,844
5.92% due 10/01/11	159,308	163,262
6.00% due 02/01/21	284,389	288,156
6.00% due 03/01/21	1,730,072	1,752,990
6.00% due 05/01/34	209,121	210,688
6.00% due 06/01/17	84,732	85,977
6.00% due 06/01/26	328,730	332,290
6.00% due 06/01/35	51,934	52,297
6.00% due 07/01/34	189,279	190,758
6.00% due 10/01/21	570,120	578,150
6.00% due 10/01/34	314,429	316,786
6.00% due 12/01/33	302,459	305,009
6.06% due 09/01/11	86,543	88,692
6.11% due 05/01/11	330,104	341,233
6.31% due 02/01/11	429,890	446,852
6.34% due 01/01/08	102,512	102,594
6.36% due 07/01/08	61,776	62,044
6.43% due 01/01/08	123,218	123,381
6.50% due 06/01/13	186,920	191,414
6.50% due 09/01/26	1,685,494	1,720,947
6.50% due 09/01/32	233,879	239,239
6.50% due 04/01/34	157,436	160,556
6.50% due 06/01/35	1,545,891	1,576,524
6.50% due 01/01/36	112,015	114,150
6.50% due 02/01/36	494,110	503,426
6.50% due 05/01/36	1,092,095	1,112,685
6.50% due 06/01/36	336,472	342,816
6.50% due 07/01/36	687,869	700,838
6.50% due 08/01/36	247,223	251,884
6.50% due 11/01/35	921,996	939,571
6.59% due 11/01/07	87,818	87,838
7.00% due 07/01/36	26,311	27,007
7.00% due 08/01/36	723,764	742,913
		37,294,940
Government National Mtg. Assoc. — 2.2%
Government National Mtg. Assoc.
4.50% due 05/15/36	997,306	942,024
5.50% due 01/15/36	733,267	729,742
5.50% due 02/15/36	80,077	79,692
5.50% due 04/15/36	820,017	816,075
5.50% due 04/15/36	1,695,881	1,687,729
5.50% due 05/15/36	84,438	84,032
5.50% due 07/15/36	182,056	181,181
5.50% due 09/15/36	88,006	87,582

15

6.00% due 09/15/32	63,435	64,408
6.00% due 12/15/33	356,653	362,108
7.00% due 11/15/31	65,270	67,432
7.00% due 07/15/33	61,231	63,259
7.50% due 01/15/32	52,219	54,503
7.50% due 09/15/35	50,551	53,233
7.50% due 09/16/35	1,168	1,216
8.00% due 11/15/31	8,256	8,750
8.50% due 11/15/17	4,589	4,889
9.00% due 11/15/21	1,157	1,246
		5,289,101
Total U.S. Government Agencies
(cost $61,503,485)		61,223,639

U.S. GOVERNMENT TREASURIES — 4.2%
United States Treasury Bonds — 0.4%
4.50% due 02/15/36	100,000	95,094
5.38% due 02/15/31	150,000	160,676
6.25% due 08/15/23	105,000	120,857
6.88% due 08/15/25	400,000	495,187
		871,814
United States Treasury Notes — 3.8%
2.25% due 02/15/07	6,000	5,980
2.63% due 05/15/08	19,000	18,433
3.13% due 09/15/08	1,000,000	972,266
3.25% due 08/15/07	380,000	375,888
3.25% due 08/15/08	2,500,000	2,438,280
3.38% due 10/15/09	47,000	45,344
3.63% due 01/15/10	66,000	63,963
3.88% due 05/15/09	1,975,000	1,936,195
3.88% due 02/15/13	65,000	62,209
4.00% due 02/15/14	150,000	143,584
4.00% due 02/15/15	752,000	716,368
4.25% due 08/15/15	97,000	93,863
4.25% due 10/15/10	60,000	59,072
4.38% due 12/15/10	1,200,000	1,186,172
4.50% due 11/15/10	30,000	29,787
4.50% due 02/28/11	20,000	19,852
4.50% due 11/15/15	181,000	178,214
4.63% due 02/29/08	274,000	272,844
4.88% due 02/15/12	75,000	75,686
5.00% due 02/15/11	6,000	6,075
5.00% due 08/15/11	17,000	17,238
5.13% due 05/15/16	40,000	41,202
5.63% due 05/15/08(15)	400,000	403,656
		9,162,171
Total U.S. Government Treasuries
(cost $10,104,221)		10,033,985

16

Total Long-Term Investment Securities
(cost $223,442,226)		234,491,299
SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes
6.00% due 01/02/07
(cost $899,850)	900,000	899,850
Total Short-Term Investment Securities
(cost $899,850)		899,850
REPURCHASE AGREEMENTS — 6.4%
UBS Securities, LLC Joint Repurchase Agreement(11)	11,975,000	11,975,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $1,006,335 and collateralized by $1,050,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 5.70%, due 03/27/23 and having an approximate value of $1,027,688	1,006,000	1,006,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $2,492,831 and collateralized by $2,600,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.00%, due 12/14/18 and having an approximate value of $2,544,750	2,492,000	2,492,000
Total Repurchase Agreements (cost $15,473,000)		15,473,000
TOTAL INVESTMENTS
(cost $239,815,076) (12)	104.7%	250,864,149
Liabilities in excess of other assets	(4.7)	(11,309,010)
NET ASSETS —	100.0%	$239,555,139

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2006, the aggregate value of these securities was $12,957,766 representing 5.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Collateralized Mortgaged Obligation

(2)	Variable Rate Security - the rate reflected is as of December 31, 2006, maturity date reflects the stated maturity date.

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2006.

(4)	Fair valued security; see Note 2.

(5)	Illiquid security

(6)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Income/Equity Portfolio may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2006, the Multi-Managed Income/Equity portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets

ICO North America, Inc. 7.50% due 08/15/09	8/11/2005	10,000	$10,000	$11,100	$1.11	0.0%

Southern Energy, Inc. 7.90% due 07/15/09	7/15/2005	50,000	0	0	0	0.0
				$11,100		0.0%

(7)	Variable Rate Security - the rate reflected is as of December 31, 2006, maturity date reflects next in reset date.

(8)	Company has filed Chapter 11 bankruptcy protection.

(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(10)	Perpetual maturity - maturity date reflects the next call date.

(11)	See Note 2 for details of Joint Repurchase Agreements.

(12)	See Note 4 for cost of investments on a tax basis

(13)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.

(14)	Bond is in default.

(15)	The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR	American Depository Receipt

REMIC	Real Estate Mortgage Investment Conduit

TBA

Secuirites purchased on a forward commitment basis with an approximate prinicipal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2006	Unrealized Appreciation (Depreciation)
18 Long	U.S. Treasury 2 YR Note	March 2007	3,686,109	3,672,563	$(13,547)
19 Long	U.S. Treasury 5 YR Note	March 2007	2,010,141	1,996,188	(13,953)
5 Short	U.S. Treasury 10 YR Note	March 2007	541,784	537,344	4,440
					$(23,060)

Bonds & Notes Sold Short — (0.6%)	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — (0.6%)
Federal National Mtg. Assoc. 5.50% due January TBA	$(250,000)	$(247,031)
Federal National Mtg. Assoc. 6.50% due January TBA	(600,000)	(611,250)
Federal Home Loan Mtg. Corp. 5.00% due January TBA	(475,000)	(462,680)
TOTAL BONDS AND NOTES SOLD SHORT (Proceeds $1,323,860)		$(1,320,961)

Open Foreign Bond Forward Contracts

Description	Principal Amount	Delivery Date	Value at Trade Date	Value as of December 31, 2006	Unrealized Appreciation/ (Depreciation)
Japanese Government Bond Series 8 1.00% due 06/20/16	JPY 513,469,300	01/10/07	$4,403,373	$4,246,513	$(156,860)
Japanese Government Bond Series 280 1.90% due 06/20/16	JPY (520,500,000)	01/31/07	$(4,516,053)	(4,475,750)	40,303
					$(116,557)

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
* USD	931,973	BRL	2,055,000	03/20/2007	$18,365
USD	2,559,065	SGD	3,920,000	03/20/2007	7,105
* CAD	781,000	USD	886,596	03/20/2007	15,315
* EUR	1,569,000	USD	2,095,932	03/20/2007	17,354
GBP	130,000	USD	256,511	03/20/2007	1,898
* JPY	349,940,000	USD	3,086,843	03/20/2007	115,477
* KRW	711,290,000	USD	776,094	03/20/2007	9,973
					185,487

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
* USD	685,156	CAD	781,000	03/20/2007	$(13,875)
* USD	1,835,145	EUR	1,374,000	03/20/2007	(14,899)
* USD	2,829,524	JPY	321,040,000	03/20/2007	(103,550)
* USD	262,561	KRW	240,690,000	03/20/2007	(3,317)
* BRL	2,595,000	USD	1,188,187	03/20/2007	(11,874)
NZD	370,000	USD	258,852	03/20/2007	(539)
					(148,054)

Net Unrealized Appreciation (Depreciation)					$37,434

*  Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

BRL - Brazilian Real

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

KRW - South Korean Won

NZD - New Zealand Dollar

SGD - Singapore Dollar

USD - United States Dollar

See Notes to Portfolio of Investments

17

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO

Portfolio of Investments — December 31, 2006
(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCK — 16.1%
Advertising Sales — 0.2%
Lamar Advertising Co., Class A†	4,260	278,561
Aerospace/Defense — 0.4%
Boeing Co.	1,900	168,796
General Dynamics Corp.	1,900	141,265
Lockheed Martin Corp.	1,900	174,933
Northrop Grumman Corp.	1,100	74,470
Raytheon Co.	2,500	132,000
		691,464
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	1,700	106,284
Agricultural Chemicals — 0.4%
Potash Corp. of Saskatchewan, Inc.	3,015	432,592
Syngenta AG†	1,088	202,421
		635,013
Agricultural Operations — 0.5%
Bunge, Ltd.	2,600	188,526
Monsanto Co.	10,880	571,527
		760,053
Apparel Manufacturer — 0.0%
Coach, Inc.†	1,000	42,960
Applications Software — 0.1%
Microsoft Corp.	7,100	212,006

Audio/Video Products — 0.0%
Sony Corp. ADR	1,345	57,606
Banks-Commercial — 0.2%
Commerce Bancorp, Inc.	8,555	301,735
Marshall & Ilsley Corp.	300	14,433
		316,168
Banks-Fiduciary — 0.1%
Bank of New York Co., Inc.	4,600	181,102
Banks-Super Regional — 0.7%
Bank of America Corp.	4,200	224,238
PNC Financial Services Group, Inc.	900	66,636
SunTrust Banks, Inc.	900	76,005
US Bancorp	2,600	94,094
Wachovia Corp.	1,300	74,035
Wells Fargo & Co.	19,510	693,776
		1,228,784
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	3,900	188,175
PepsiCo, Inc.	3,900	243,945
		432,120
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	1,800	142,758
Brewery — 0.0%
Anheuser-Busch Cos., Inc.	1,200	59,040
Cable TV — 0.3%
Comcast Corp., Special Class A†	10,280	430,526
Casino Hotels — 0.4%
Boyd Gaming Corp.	3,675	166,514
Harrah’s Entertainment, Inc.	5,105	422,286
Melco PBL Entertainment Macau, Ltd. ADR†	6,030	128,198
		716,998
Coal — 0.1%
Peabody Energy Corp.	2,090	84,457
Commercial Services-Finance — 0.3%
Moody’s Corp.	6,145	424,374
Computers — 0.9%
Apple Computer, Inc.†	9,375	795,375
Hewlett-Packard Co.	1,400	57,666
International Business Machines Corp.	1,100	106,865
Research In Motion, Ltd.†	1,905	243,421
Sun Microsystems, Inc.†	53,755	291,352
		1,494,679
Consumer Products-Misc. — 0.3%
Clorox Co.	1,400	89,810
Kimberly-Clark Corp.	5,095	346,205
		436,015
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	3,700	241,388
Procter & Gamble Co.	6,600	424,182
		665,570
Data Processing/Management — 0.0%
Automatic Data Processing, Inc.†	900	44,325

1

Diversified Manufactured Operations — 0.3%
General Electric Co.	9,200	342,332
Honeywell International, Inc.	1,700	76,908
Parker Hannifin Corp.	800	61,504
		480,744
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,900	171,951
Electric-Generation — 0.3%
AES Corp.†	22,810	502,733
Electric-Integrated — 0.4%
Dominion Resources, Inc.	1,400	117,376
FPL Group, Inc.	2,900	157,818
PG&E Corp.	3,300	156,189
Progress Energy, Inc.	2,000	98,160
Southern Co.	3,200	117,952
		647,495
Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc.†	2,200	44,770
Intel Corp.	3,700	74,925
NVIDIA Corp.†	1,200	44,412
Texas Instruments, Inc.	3,500	100,800
		264,907
Engineering/R&D Services — 0.1%
Fluor Corp.	1,300	106,145
Enterprise Software/Service — 0.1%
Oracle Corp.†	6,000	102,840
Entertainment Software — 0.3%
Activision, Inc.†	9,900	170,676
Electronic Arts, Inc.†	6,605	332,628
		503,304
Finance-Credit Card — 0.4%
American Express Co.	11,735	711,963
Finance-Investment Banker/Broker — 1.1%
Citigroup, Inc.	3,900	217,230
Goldman Sachs Group, Inc.	2,520	502,362
J.P. Morgan Chase & Co.	2,800	135,240
KKR Private Equity Investors LP	21,337	487,550
Lazard, Ltd.	7,370	348,896
Morgan Stanley	2,300	187,289
		1,878,567
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	1,600	95,024
Freddie Mac	1,300	88,270
		183,294
Food-Misc. — 0.3%
Campbell Soup Co.	4,800	186,672
Kellogg Co.	1,900	95,114
Kraft Foods, Inc., Class A	5,600	199,920
		481,706
Food-Retail — 0.2%
Kroger Co.	6,600	152,262
Whole Foods Market, Inc.	2,715	127,415
		279,677
Industrial Gases — 0.1%
Praxair, Inc.	1,900	112,727
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	900	83,979
XL Capital, Ltd., Class A	1,100	79,222
		163,201
Internet Security — 0.0%
Symantec Corp.†	2,500	52,125
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	1,200	73,596
Machinery-Farming — 0.1%
Deere & Co.	1,615	153,538
Medical Instruments — 0.2%
Medtronic, Inc.	3,700	197,987
St. Jude Medical, Inc.†	2,100	76,776
		274,763
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	100	5,300
Medical Products — 0.2%
Baxter International, Inc.	3,400	157,726
Johnson & Johnson	3,900	257,478
		415,204
Medical-Biomedical/Gene — 0.5%
Amgen, Inc.†	700	47,817
Celgene Corp.†	3,545	203,944
Genentech, Inc.†	6,240	506,251
		758,012
Medical-Drugs — 0.8%
Abbott Laboratories	3,200	155,872
Allergan, Inc.	226	27,061
Bristol-Myers Squibb Co.	2,700	71,064
Merck & Co., Inc.	1,200	52,320
Novartis AG ADR	4,800	275,712
Pfizer, Inc.	3,700	95,830
Roche Holding AG	2,371	425,165
Wyeth	4,200	213,864
		1,316,888
Medical-HMO — 0.1%
Sierra Health Services, Inc.†	1,900	68,476
WellPoint, Inc.†	900	70,821
		139,297
Metal-Copper — 0.0%
Phelps Dodge Corp.	400	47,888
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	600	33,438
Mining — 0.1%
Barrick Gold Corp.	4,900	150,430
Newmont Mining Corp.	1,300	58,695
		209,125
Multimedia — 0.1%
Walt Disney Co.	2,500	85,675

2

Networking Products — 0.1%
Cisco Systems, Inc.†	4,500	122,985
Oil Companies-Exploration & Production — 0.2%
Apache Corp.	1,910	127,034
EOG Resources, Inc.	2,005	125,212
XTO Energy, Inc.	500	23,525
		275,771
Oil Companies-Integrated — 1.2%
Chevron Corp.	2,200	161,766
ConocoPhillips	8,805	633,520
Exxon Mobil Corp.	4,100	314,183
Hess Corp.	3,030	150,197
Occidental Petroleum Corp.	3,205	156,500
Suncor Energy, Inc.	6,325	499,106
		1,915,272
Oil Refining & Marketing — 0.1%
Valero Energy Corp.	4,915	251,451
Oil-Field Services — 0.2%
Baker Hughes, Inc.	2,000	149,320
Schlumberger, Ltd.	2,400	151,584
		300,904
Optical Supplies — 0.1%
Alcon, Inc.	1,755	196,156
Pharmacy Services — 0.2%
Caremark Rx, Inc.	1,400	79,954
Medco Health Solutions, Inc.†	3,300	176,352
		256,306
Pipelines — 0.0%
Dynegy, Inc., Class A†	45	326
Publishing-Periodicals — 0.0%
Idearc, Inc.†	65	1,862
Retail-Building Products — 0.0%
Home Depot, Inc.	200	8,032
Retail-Computer Equipment — 0.0%
GameStop Corp.†	500	27,555
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,700	83,623
Retail-Discount — 0.2%
Target Corp.	1,400	79,870
Wal-Mart Stores, Inc.	4,800	221,664
		301,534
Retail-Drug Store — 0.1%
CVS Corp.	4,600	142,186
Walgreen Co.	1,500	68,835
		211,021
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	3,275	253,354
Retail-Regional Department Stores — 0.1%
Federated Department Stores, Inc.	2,000	76,260
Kohl’s Corp.†	700	47,901
		124,161

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.†	9,900	185,229
Telecom Services — 0.1%
Time Warner Telecom, Inc., Class A†	11,415	227,501
Telephone-Integrated — 0.3%
AT&T, Inc.	5,400	193,050
BellSouth Corp.	2,600	122,486
Level 3 Communications, Inc.†	29,970	167,832
Sprint Corp.	1,400	26,446
Verizon Communications, Inc.	1,300	48,412
		558,226
Therapeutics — 0.5%
Amylin Pharmaceuticals, Inc.†	3,715	134,000
Gilead Sciences, Inc.†	8,945	580,799
ImClone Systems, Inc.†	3,800	101,688
		816,487
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	1,500	112,470
Web Portals/ISP — 0.1%
Google, Inc., Class A†	415	191,099
Yahoo!, Inc.†	200	5,108
		196,207
Wireless Equipment — 0.2%
QUALCOMM, Inc.	8,780	331,796
Total Common Stock (cost $22,596,045)		26,355,195
PREFERRED STOCK — 0.0%
Diversified Financial Services — 0.0%
General Electric Capital Corp. 4.50%(9)	2,000	45,740
Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae Series O 7.00%(3)	468	24,570
Total Preferred Stock (cost $75,474)		70,310

3

ASSET BACKED SECURITIES — 14.2%
Diversified Financial Services — 14.2%
Aesop Funding II LLC, Series 2003-3A, Class A3 3.72% due 07/20/09*	550,000	538,710
Aesop Funding II LLC, Series 2005-1A, Class A1 3.95% due 04/20/09*	750,000	737,837
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/43(1)	80,152	80,845
Banc America Large Loan, Series 2006-277A, Class PAA 5.27% due 10/10/45*(1)(2)	145,000	140,766
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	105,000	103,991
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	930,000	900,155
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.75% due 09/11/38*(1)(2)	60,000	60,264
Bear Stearns Commercial Mtg. Securities, Inc., Series2006-PW12, Class G 5.75% due 09/11/38	33,000	32,911
Capital One Auto Finance Trust, Series 2003-B, Class A4 3.18% due 09/15/10	754,049	745,931
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4 3.65% due 07/15/11	500,000	488,581
Capital One Prime Auto Receivables Trust, Series 2003-2, Class A4 2.88% due 06/15/10	554,969	546,369
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6 2.90% due 05/17/10	990,000	959,741
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4 3.20% due 08/24/09	500,000	493,203
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(1)(2)	300,000	299,314
Commercial Mtg. Pass Through Certificates, Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	900,000	932,616
Commercial Mtg. Pass Through Certificates, Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	244,000	235,805
Countrywide Asset-Backed Certificates, Series 2006-S6, Class A3 5.66% due 03/25/34(2)	126,000	125,534
Countrywide Home Loans, Seies 2006-14, Class A3 6.25% due 09/25/36(1)	259,929	261,422
CS First Boston Mtg. Securities Corp., Series 1997-C2, Class A3 6.55% due 01/17/35(1)	179,164	180,389
DLJ Mtg. Acceptance Corp., Series 1997-CF2, Class A1B 6.82% due 10/15/30*(1)	195,997	196,740
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)(2)	930,000	919,719
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(1)(2)	600,000	602,282
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 4.60% due 04/25/35(1)(2)	586,316	578,917
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	915,000	893,411
Hertz Vehicle Financing LLC, Series 2004-1A, Class A3 2.85% due 05/25/09*	1,100,000	1,070,823
Household Automotive Trust, Series 2003-2, Class A4 3.02% due 12/17/10	171,426	168,970
Household Automotive Trust, Series 2005-2, Class A2 4.16% due 09/17/08	4,689	4,687
Impac CMB Trust, Series 2005-4, Class 1A1A 5.62% due 05/25/35(1)(3)	569,182	570,185
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(1)	600,000	583,204
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(1)(2)	50,000	50,707
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/11/30(1)	240,000	248,993
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.55% due 12/25/34(1)(2)	370,383	365,469

4

Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(2)	400,000	392,286
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.62% due 05/12/39(1)(2)	1,300,000	1,321,311
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	1,390,000	1,342,327
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.40% due 12/15/43(1)	90,000	89,780
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(1)(2)	155,000	155,100
Mortgage IT Trust, Series 2005-4, Class A1 5.63% due 10/25/35(1)(3)	789,190	789,643
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4 2.76% due 07/15/09	640,167	629,147
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(1)	500,000	529,901
Ocwen Advance Receivables Backed Notes, Series 2006-1A, Class Note 5.34% due 11/24/15*(4)	80,000	79,787
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	219,105
PP&L Transition Bond Co. LLC, Series 1999-1, Class A7 7.05% due 06/25/09	66,899	67,279
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	230,000	223,428
USAA Auto Owner Trust, Series 2004-1, Class A4 2.67% due 10/15/10	990,000	976,636
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.69% due 09/15/21*(1)(3)	125,000	125,075
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(1)(3)	761,455	746,324
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(1)(3)	946,275	929,616

		22,735,236
Total Asset Backed Securities (cost $23,128,884)

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(6) (cost $5,000)	5,000	5,550
CORPORATE BONDS & NOTES — 26.0%
Aerospace/Defense — 0.0%
Raytheon Co. Debentures 6.00% due 12/15/10	15,000	15,332
Raytheon Co. Notes 6.75% due 08/15/07	45,000	45,332
		60,664
Agricultural Chemicals — 0.2%
Agrium, Inc. Senior Unsecured Notes 7.13% due 05/23/36	370,000	389,800

Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. 3.86% due 07/09/10	66,156	64,172
American Airlines, Inc. Pass Through Certs., Series 2001-1, Class A-2 6.82% due 05/23/11	35,000	35,558
Continental Airlines, Inc. Pass Through Certs. 6.32% due 11/01/08	400,000	405,000
Continental Airlines, Inc. Pass Through Certs. Series 981A 6.65% due 03/15/19	58,320	60,507
		565,237
Auto-Cars/Light Trucks — 0.5%
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 5.75% due 09/08/11	15,000	14,962
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.88% due 03/15/11	175,000	175,659
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 7.30% due 01/15/12	15,000	15,923
DaimlerChrylser NA Holding Corp. Company Guar. Notes 7.75% due 01/18/11	50,000	53,520
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 8.50% due 01/18/31	305,000	363,082
Ford Motor Co. Bonds 7.45% due 07/16/31	145,000	113,825
General Motors Corp. Senior Notes 7.13% due 07/15/13	20,000	18,850

5

General Motors Corp. Bonds 8.38% due 07/15/33	5,000	4,625
		760,446
Banks-Commercial — 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd. Sub. Notes 7.40% due 06/15/11	15,000	16,205
Branch Banking & Trust Co. Sub. Notes 5.63% due 09/15/16	15,000	15,108
First Maryland Capital II Company Guar. Sr. Notes 6.22% due 02/01/27(3)	32,000	31,279
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	23,000	23,054
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	30,000	29,088
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	15,227
UBS AG Sub. Notes 5.88% due 07/15/16	15,000	15,504
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	30,746
US Bank NA Notes 3.90% due 08/15/08	6,000	5,877
		182,088
Banks-Money Center — 0.4%
BankBoston Capital Trust IV Company Guar. Bonds 5.95% due 06/08/28(3)	36,000	35,020
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	550,000	553,225
RBS Capital Trust I Bank Guar. 4.71% due 07/01/13(7)	19,000	18,061
		606,306
Banks-Super Regional — 0.8%
BAC Capital Trust XI Bank Guar. 6.63% due 05/23/36	26,000	28,059
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	190,000	187,185
Bank of America Corp. Sub. Notes 5.42% due 03/15/17*	400,000	394,124
Capital One Financial Corp. Sr. Notes 5.70% due 09/15/11	30,000	30,445
Fifth Third Bancorp Subordinated 5.45% due 01/15/17	20,000	19,770
Huntington National Bank Sub. Notes 6.60% due 06/15/18	17,000	17,971
JPMorgan Chase Sub. Notes 6.13% due 11/01/08	27,000	27,401
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	15,000	15,404
Wachovia Capital Trust III Bank Guar. 5.80% due 03/15/42	30,000	30,248
Wachovia Capital Trust III Bank Guar. 5.80% due 3/15/11	435,000	438,591
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	21,000	21,182
Wells Fargo & Co. Notes 3.98% due 10/29/10	36,000	34,450
		1,244,830
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	37,000	36,048
Broadcast Services/Program — 0.4%
Clear Channel Communications, Inc. Bonds 4.90% due 05/15/15	12,000	9,569
Clear Channel Communications, Inc. Notes 7.65% due 09/15/10	170,000	177,982
Liberty Media LLC Senior Notes 7.75% due 07/15/09	290,000	300,963
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	10,000	9,400
Turner Broadcasting Senior Notes 8.38% due 07/01/13	140,000	157,430
		655,344

6

Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	$ 13,000	$ 13,216
Building-Residential/Commerical — 0.5%
D.R. Horton, Inc. Sr. Notes 5.63% due 09/15/14	285,000	275,277
D.R. Horton, Inc. Sr. Notes 6.88% due 05/01/13	210,000	216,892
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	160,000	173,194
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	185,000	199,607
		864,970
Cable TV — 1.1%
CCH I Holdings LLC Capital Corp. Bonds 11.00% due 10/01/15	7,000	7,158
CCH II LLC Company Guar. 10.25% due 10/01/13	20,000	21,300
Comcast Cable Communications Notes 8.50% due 05/01/27	80,000	98,259
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	500,000	569,533
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	20,000	19,785
Comcast Corp. Company Guar. Notes 6.45% due 03/15/37	15,000	15,008
Comcast Corp. Senior Notes 6.50% due 11/15/35	240,000	241,695
COX Communications, Inc. Notes 5.45% due 12/15/14	460,000	448,147
COX Communications, Inc. Notes 5.50% due 10/01/15	20,000	19,378
COX Communications, Inc. Notes 7.75% due 11/01/10	290,000	311,889
		1,752,152
Casino Hotels — 0.2%
Harrah’s Operating Co., Inc. Company Guar. Sr. Notes 5.50% due 07/01/10	190,000	186,228
Harrah’s Operating Co., Inc. Notes 6.50% due 06/01/16	165,000	147,733
MGM Mirage, Inc. Company Guar. Notes 5.88% due 02/27/14	35,000	32,375
		366,336
Cellular Telecom — 0.5%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	25,000	26,437
Centennial Communications Corp. Senior Notes 11.12% due 01/01/13(3)	25,000	26,438
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	630,000	687,184
		740,059
Chemicals-Diversified — 0.0%
EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	9,000	8,710
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	36,000	36,334
		45,044
Chemicals-Specialty — 0.3%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	225,000	208,493
Cytec Industries, Inc. Notes 5.50% due 10/01/10	150,000	149,087
Cytec Industries, Inc. Notes 6.00% due 10/01/15	30,000	29,736
Nalco Co. Company Guar. Notes 7.75% due 11/15/11	30,000	30,675
		417,991
Coal — 0.2%
Peabody Energy Corp. Senior Notes 5.88% due 04/15/16	95,000	92,625
Peabody Energy Corp. Senior Notes 7.38% due 11/01/16	195,000	207,675
		300,300
Commercial Services — 0.0%
The ServiceMaster Co. Notes 7.88% due 08/15/09	12,000	12,433
Commercial Services-Finance — 0.0%
The Western Union Co. Bonds 5.40% due 11/17/11*	15,000	14,791

7

Computer Services — 0.2%
Computer Sciences Corp. Notes 3.50% due 04/15/08	15,000	14,579
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	260,000	284,516
		299,095
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	10,000	10,325
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/49†(4)(8)(14)	20,000	0
Containers-Paper/Plastic — 0.2%
Pactiv Corp. Notes 7.95% due 12/15/25	65,000	72,416
Pliant Corp. Sec. Notes 11.13% due 09/01/09	19,000	18,477
Sealed Air Corp. Sr. Notes 5.38% due 04/15/08*	275,000	273,678
		364,571
Direct Marketing — 0.0%
Affinity Group, Inc. Sr. Sub. Notes 9.00% due 02/15/12	10,000	9,900
Diversified Financial Services — 0.0%
General Electric Capital Corp. Notes 2.80% due 01/15/07	43,000	42,968
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	21,000	21,314
		64,282
Diversified Manufactured Operations — 0.0%
Crane Co. Bonds 6.55% due 11/15/36	42,000	41,347
Diversified Operations — 0.2%
Hutchison Whampoa International Company Guar. Notes 5.45% due 11/24/10*	300,000	300,768
Electric-Generation — 0.0%
AES Corp. Sr. Notes 8.88% due 02/15/11	20,000	21,450
Electric-Integrated — 1.5%
American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07(9)	18,000	17,912
Appalachian Power Co. Sr. Notes 5.00% due 06/01/17	18,000	16,875
Baltimore Gas & Electric Co. Sr. Notes 6.35% due 10/01/36*	205,000	209,269
CenterPoint Energy Houston Electric LLC Sec. Notes 5.60% due 07/01/23	20,000	19,240
Centerpoint Energy, Inc. Notes 5.88% due 06/01/08	30,000	30,059
Cleveland Electric Illuminating Co. Sr. Notes 5.95% due 12/15/36	15,000	14,306
Commonwealth Edison Co. 1st Mtg. Bonds 5.40% due 12/15/11	20,000	19,842
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	30,000	30,330
Consumers Energy Co. 1st Mtg. Bonds Series C 4.25% due 04/15/08	30,000	29,543
Dominion Resources, Inc. Senior Notes Series A 5.69% due 05/15/08(9)	33,000	33,048
Duke Energy Corp. Sr. Notes 4.20% due 10/01/08	30,000	29,396
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	45,000	44,676
Mirant Mid Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	10,097
Nisource Finance Corp. Company Guar. Sr. Notes 7.88% due 11/15/10	440,000	474,699
Pepco Holdings, Inc. Notes 5.50% due 08/15/07	340,000	339,728
Pepco Holdings, Inc. Notes 6.45% due 08/15/12	15,000	15,552
PSEG Power LLC Notes 3.75% due 04/01/09	155,000	149,693
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	175,000	189,087
PSI Energy, Inc. Debentures 7.85% due 10/15/07	48,000	48,814

8

Public Service Electric & Gas Co. Sec. Notes 5.00% due 08/15/14	12,000	11,653
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	47,000	44,956
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37	15,000	14,336
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(5)(6)	30,000	0
Southwestern Public Service Senior Notes 6.00% due 10/01/36	210,000	207,821
Texas-New Mexico Power Senior Notes 6.25% due 01/15/09	150,000	151,857
TXU Corp. Notes 4.80% due 11/15/09	280,000	273,263
		2,426,052
Electronic Parts Distribution — 0.2%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	380,000	390,754
Electronics-Military — 0.0%
L-3 Communications Corp. Sr. Sub. Notes 6.38% due 10/15/15	20,000	19,800
Enterprise Software/Service — 0.0%
Oracle Corp. Notes 5.00% due 01/15/11	14,000	13,859
Finance-Auto Loans — 0.5%
Ford Motor Credit Co. Notes 5.70% due 01/15/10	130,000	124,619
Ford Motor Credit Co. Senior Notes 5.80% due 01/12/09	12,000	11,782
Ford Motor Credit Co. Notes 6.63% due 06/16/08	10,000	9,993
Ford Motor Credit Co. Notes 7.38% due 10/28/09	155,000	155,330
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	30,000	30,814
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	40,000	41,028
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	364,000	373,764
General Motors Acceptance Corp. Bonds 8.00% due 11/01/31	20,000	22,961
		770,291
Finance-Commercial — 0.0%
CIT Group, Inc. Notes 5.85% due 09/15/16	15,000	15,220
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	16,000	16,263
		31,483
Finance-Consumer Loans — 0.5%
Household Finance Corp. Notes 6.38% due 10/15/11	790,000	826,090
John Deere Capital Corp. Notes 5.40% due 10/15/11	24,000	24,050
		850,140
Finance-Investment Banker/Broker — 2.6%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	839,000	819,197
Credit Suisse First Boston USA, Inc. Notes 5.13% due 08/15/15	620,000	610,272
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	570,000	593,035
J.P. Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	1,235,000	1,214,396
Lehman Brothers Holdings, Inc. Senior Notes 5.75% due 05/17/13	15,000	15,237
Morgan Stanley Sub. Notes 4.75% due 04/01/14	1,000,000	956,127
		4,208,264
Finance-Mortgage Loan/Banker — 0.1%
Residential Capital Corp. Notes 6.38% due 06/30/10	92,000	93,071
Finance-Other Services — 0.3%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(10)	480,000	505,210
Food-Meat Products — 0.2%
Tyson Foods, Inc. Notes 6.60% due 04/01/16	345,000	354,254
Food-Misc. — 0.4%
Kraft Foods, Inc. Notes 6.25% due 06/01/12	570,000	592,117

9

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	25,000	24,875
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	290,000	306,828
Sempra Energy Senior Notes 4.62% due 05/17/07	31,000	30,882
Southern California Gas Co. 1st Mtg. Bonds 5.75% due 11/15/35	15,000	14,967
		352,677
Hotel/Motel — 0.1%
Wyndham Worldwide Corp. Notes 6.00% due 12/01/16*	155,000	152,273
Independent Power Producers — 0.1%
Calpine Corp.† Notes 8.75% due 07/15/13†(8)(14)	40,000	42,900
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	35,000	35,175
		78,075
Insurance Broker — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	20,000	20,667
Insurance-Life/Health — 0.5%
Americo Life, Inc. Notes 7.88% due 05/01/13*	22,000	22,069
Lincoln National Corp. Bonds 7.00% due 05/17/16(7)	380,000	402,757
MIC Financing Trust I Pass Through Certs. 8.38% due 02/01/27*	13,000	13,018
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,224
Prudential Financial, Inc. Notes 5.10% due 09/20/14	335,000	327,221
Prudential Financial, Inc. Notes 5.70% due 12/14/36	24,000	23,361
		806,650
Insurance-Multi-line — 0.7%
Genworth Financial, Inc. Jr. Sub. Notes 6.15% due 11/15/16(7)	375,000	374,472
Metlife, Inc. Jr. Sub. Notes 6.40% due 12/15/36	15,000	15,069
Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	15,000	15,285
Symetra Financial Corp. Notes 6.13% due 04/01/16*	360,000	364,134
The Allstate Corp. Senior Notes 7.20% due 12/01/09	38,000	40,030
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	255,000	248,565
Xl Capital, Ltd. Senior Notes 5.25% due 09/15/14	165,000	161,703
		1,219,258
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Sr. Notes 7.50% due 08/15/36*	130,000	142,229
Liberty Mutual Insurance Co. Notes 7.70% due 10/15/97*	320,000	327,467
		469,696
Insurance-Property/Casualty — 1.3%
Ace Capital Trust II Company Guar. Bonds 9.70% due 04/01/30	400,000	548,362
ACE INA Holdings, Inc. Notes 5.88% due 06/15/14	50,000	50,960
Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	15,000	16,237
Everest Reinsurance Holdings, Inc. Notes 5.40% due 10/15/14	55,000	53,863
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	385,000	419,655
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	142,129
St Paul Companies, Inc. Senior Notes 5.75% due 03/15/07	260,000	260,259
Travelers Property Casualty Corp. Senior Notes 6.38% due 03/15/33	330,000	347,556
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	206,278
		2,045,299

10

Leisure Products — 0.0%
Brunswick Corp. Notes 5.00% due 06/01/11	24,000	23,189
Machinery-Construction & Mining — 0.0%
Joy Global, Inc. Notes 6.63% due 11/15/36*	30,000	29,822
Medical Products — 0.0%
Baxter International, Inc. Senior Bonds 5.90% due 09/01/16	15,000	15,409
MEDIQ/PRN Life Support Services,
11.00% due 06/01/08†(4)(5)	25,000	0
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	10,000	10,675
		26,084
Medical-Drugs — 0.0%
American Home Products Corp. Notes 6.95% due 03/15/11	20,000	21,241
Merck & Co., Inc. Notes 2.50% due 03/30/07	24,000	23,843
Wyeth Bonds 5.50% due 02/01/14	25,000	25,128
		70,212
Medical-HMO — 0.0%
WellPoint, Inc. Notes 3.75% due 12/14/07	17,324	17,051
Medical-Hospitals — 0.0%
HCA, Inc. Senior Notes 6.95% due 05/01/12	25,000	23,687
HCA, Inc. Sec Notes. 9.13% due 11/15/14*	15,000	16,031
HCA, Inc. Notes 9.25% due 11/15/16*	10,000	10,713
		50,431
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Bonds 5.88% due 09/15/15	370,000	361,777
Cardinal Health, Inc. Sr. Notes 5.80% due 10/15/16*	30,000	29,930
		391,707
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	22,000	21,769
Mining — 0.0%
Newmont Mining Corp. Notes 8.63% due 05/15/11	15,000	16,797
Multimedia — 1.3%
AOL Time Warner, Inc. Bonds 7.63% due 04/15/31	160,000	178,746
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	15,296
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	45,000	47,985
News America, Inc. Company Guar. Bond 6.40% due 12/15/35	60,000	59,606
News America, Inc. Debentures 7.28% due 06/30/28	365,000	392,813
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	16,207
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	14,000	15,293
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	338,000	396,528
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	15,000	18,129
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	15,000	15,702
Viacom, Inc. Senior Notes 6.25% due 04/30/16	372,000	369,423
Viacom, Inc. Notes 6.88% due 04/30/36	15,000	14,830
Walt Disney Co. Notes 5.38% due 06/01/07	500,000	500,336
		2,040,894
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	30,000	29,563
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Senior Notes 7.50% due 09/15/13	40,000	41,650
El Paso Production Holding Co. Company Guar. Notes 7.75% due 06/01/13	45,000	47,081

11

Hilcorp Energy I LP Senior Notes 10.50% due 09/01/10*	15,000	16,050
		104,781
Oil Companies-Integrated — 0.1%
ConocoPhillips Canada Funding Co. Senior Company Guar. Notes 5.95% due 10/15/36	12,000	12,167
Hess Corp. Notes 7.13% due 03/15/33	15,000	16,412
Hess Corp. Bonds 7.88% due 10/01/29	15,000	17,509
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	59,000	66,420
		112,508
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	36,000	36,686
Oil-Field Services — 0.0%
Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	15,000	16,200
Paper & Related Products — 0.2%
Bowater, Inc. Notes 6.50% due 06/15/13	25,000	22,813
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,988
Neenah Paper, Inc., Senior Notes 7.38% due 11/15/14	10,000	9,550
Plum Creek Timberlands LP Company Guar. Notes 5.88% due 11/15/15	26,000	25,549
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	230,000	238,499
Westvaco Corp. Bonds 7.95% due 02/15/31	15,000	16,423
		317,822
Pipelines — 0.5%
Duke Capital LLC Senior Notes 6.25% due 02/15/13	520,000	535,777
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	15,000	15,685
Dynegy-Roseton Danskammer Company Guar. Notes 7.67% due 11/08/16	10,000	10,362
Enbridge Energy Partners LP Senior Notes 5.88% due 12/15/16	8,000	7,921
Energy Transfer Partners LP Company Guar. Bonds 6.13% due 02/15/17	85,000	86,183
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/36	100,000	102,967
ONEOK Partners LP Bonds 6.15% due 10/01/16	10,000	10,147
Reliant Energy, Inc. Notes 7.75% due 02/15/11	30,000	32,332
		801,374
Precious Metals — 0.0%
Barrick Gold Finance Co. Bonds 5.80% due 11/15/34	15,000	13,892
Barrick Gold Finance Co. Company Guar. Debentures 7.50% due 05/01/07	22,000	22,150
		36,042
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	10,000	9,913
Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	15,000	14,224
Knight Ridder, Inc. Debentures 7.15% due 11/01/27	20,000	19,083
		33,307
Radio — 0.3%
Chancellor Media Corp. Company Guar. Senior Notes 8.00% due 11/01/08	390,000	405,467

Real Estate Investment Trusts — 1.7%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	20,000	20,261
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	271,854
Developers Diversified Realty Corp. Notes 5.38% due 10/15/12	180,000	178,272
Health Care Properties Senior Notes 6.30% due 09/15/16	420,000	426,696
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	80,000	78,922

12

Heritage Property Investment Trust Notes 4.50% due 10/15/09	15,000	14,624
Kimco Realty Corp. Notes 5.58% due 11/23/15	375,000	372,599
Liberty Property LP Senior Notes 7.25% due 03/15/11	200,000	212,937
Liberty Property LP Senior Notes 8.50% due 08/01/10	210,000	230,122
Mack-Cali Realty LP Bonds 5.80% due 01/15/16	15,000	15,041
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	299,000	291,803
Simon Property Group LP Notes 5.00% due 03/01/12	22,000	21,613
Simon Property Group LP Notes 5.10% due 06/15/15	260,000	252,868
Simon Property Group LP Notes 5.38% due 08/28/08	8,000	7,965
United Dominion Realty Trust, Inc. Senior Unsecured 6.05% due 06/01/13	310,000	313,730
		2,709,307
Real Estate Management/Services — 0.3%
AMB Property LP Bonds 5.45% due 12/01/10	415,000	415,422
AMB Property LP Company Guar. Notes 5.90% due 08/15/13	12,000	12,173
EOP Operating LP Senior Notes 7.00% due 07/15/11	30,000	32,465
		460,060
Real Estate Operations & Development — 1.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	420,000	425,339
Developers Diversified Realty Senior Notes 5.00% due 05/03/10	300,000	295,893
EOP Operating LP Notes 6.80% due 01/15/09	460,000	475,340
Regency Centers LP Company Guar. Bonds 4.95% due 04/15/14	130,000	125,122
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	180,000	174,515
Simon Property Group LP Senior Notes 4.60% due 06/15/10	185,000	180,435
Simon Property Group LP Notes 5.38% due 06/01/11	250,000	250,029
		1,926,673
Recycling — 0.0%
Aleris International, Inc. Company Guar. Sr. Notes 9.00% due 12/15/14*	10,000	10,050
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	5,000	5,038
		15,088
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	20,000	19,627
Retail-Drug Store — 0.0%
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	30,000	29,876
Retail-Regional Department Stores — 0.2%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	248,000	247,614
Savings & Loans/Thrifts — 0.1%
Downey Financial Corp. Notes 6.50% due 07/01/14	30,000	30,068
Independence Community Bank Corp. Notes 3.50% due 06/20/13(7)	16,000	15,563
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10*	46,000	45,012
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	38,000	37,843
Washington Mutual Bank Bonds 5.95% due 05/20/13	30,000	30,494
Western Financial Bank Senior Debentures 9.63% due 05/15/12	31,000	33,870
		192,850
School — 0.2%
Massachusetts Institute of Technology Notes 7.25% due 11/02/96	200,000	256,234

13

Sovereign Agency — 0.0%
Overseas Private Investment Sub. Notes 6.99% due 01/15/09	32,221	32,712
Special Purpose Entities — 0.6%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	45,000	42,864
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	34,000	36,380
Farmers Exchange Capital Notes 7.05% due 07/15/28*	530,000	553,073
Petroleum Export/Cayman Senior Notes 5.27% due 06/15/11*	271,251	263,388
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	29,839
Principal Life Global Funding I Notes 5.25% due 01/15/13*	21,000	20,806
		946,350
Steel-Producer — 0.0%
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36*	30,000	29,363
Telecom Services — 0.7%
Embarq Corp. Sr. Notes 7.08% due 06/01/16	370,000	376,667
Qwest Corp. Senior Notes 7.50% due 10/01/14	5,000	5,300
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	620,000	727,246
		1,109,213
Telephone-Integrated — 1.4%
AT&T Corp. Senior Notes 7.30% due 11/15/11	14,000	15,157
AT&T, Inc. Notes 5.30% due 11/15/10	330,000	330,046
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	290,000	356,509
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	15,000	15,018
GTE Southwest, Inc. 1st Mtg. Bonds 8.50% due 11/15/31	30,000	35,888
LCI International, Inc. Senior Notes 7.25% due 06/15/07	30,000	30,075
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	15,000	16,366
SBC Communications, Inc. Notes 5.10% due 09/15/14	630,000	611,698
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	15,000	15,015
Sprint Capital Corp. Guar. Notes 7.63% due 01/30/11	290,000	310,503
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	250,000	300,903
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	175,000	170,560
Verizon New York, Inc. Debentures Series A 6.88% due 04/01/12	27,000	27,991
		2,235,729
Television — 0.4%
CBS Corp. Company Guar. Bonds 7.70% due 07/30/10	170,000	181,582
CBS Corp. Company Guar. Bonds 7.88% due 07/30/30	270,000	282,941
Ion Media Networks, Inc. Sr. Sec. Notes 11.62% due 01/15/13*(3)	15,000	15,187
Univision Communications, Inc. Company Guar. Bonds 3.88% due 10/15/08	150,000	143,066
		622,776
Tobacco — 0.5%
Altria Group, Inc. Notes 7.00% due 11/04/13	515,000	559,556
Reynolds American, Inc. Senior Sec. Notes 7.25% due 06/01/13	300,000	311,849
		871,405
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	3,248	3,289
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	76,742

14

Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	16,781	17,452
		97,483
Transport-Rail — 0.0%
Burlington Northern Santa Fe Corp. Debentures 7.29% due 06/01/36	32,000	37,648
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 991A 6.72% due 01/15/22	142,587	152,732
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	15,000	15,057
Ryder System, Inc. Notes 5.85% due 11/01/16	20,000	19,628
		187,417
Total Corporate Bonds & Notes (cost $41,715,652)		42,183,602
FOREIGN CORPORATE BONDS & NOTES — 5.8%
Airport Development/Maintenance — 0.2%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	298,513	303,391
Banks-Commercial — 0.7%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(7)	30,000	30,196
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 5.09% due 12/09/06(3)	23,000	18,917
Landsbanki Islands HF Notes 6.10% due 08/25/11*	15,000	15,250
NIBC Bank NV Bonds 5.82% due 12/11/13*(7)	15,000	14,553
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	330,000	363,537
RSHB Capital SA Notes 7.18% due 05/16/13	275,000	289,105
VTB Capital SA Notes 6.25% due 07/02/35*	350,000	357,000
		1,088,558
Banks-Money Center — 0.1%
HBOS Capital Funding LP Company Guar. Notes 6.85% due 03/29/09	38,000	38,475
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 8.38% due 04/27/09	35,000	36,981
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(7)	13,000	13,176
		88,632
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.13% due 01/30/13	30,000	29,625
Brewery — 0.7%
CIA Brasileira De Bebida Company Guar. Bonds 8.75% due 09/15/13	250,000	291,250
CIA Brasileira De Bebida Company Guar. Bonds 10.50% due 12/15/11	160,000	193,600
SABMiller PLC Company Guar. Bonds 6.50% due 07/01/16*	530,000	552,857
		1,037,707
Cellular Telecom — 0.0%
America Movil SA de CV Bonds 6.38% due 03/01/35	18,000	17,562
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	15,000	15,268
Diversified Manufactured Operations — 0.0%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	30,000	31,040
Diversified Minerals — 0.3%
Vale Overseas, Ltd. Notes 6.25% due 01/23/17	140,000	140,636
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/21/36	325,000	333,335
		473,971
Electric-Generation — 0.3%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	520,000	536,343
Finance-Consumer Loans — 0.2%
Aiful Corp. Bonds 4.45% due 02/16/10*	355,000	340,491
Finance-Investment Banker/Broker — 0.0%
Kaupthing Bank Sub. Notes 7.13% due 05/19/16*	31,000	32,881

15

Food-Meat Products — 0.2%
JBS SA Company Guar. Notes 10.50% due 08/04/16*	300,000	319,500
Insurance-Multi-line — 0.4%
Aegon NV Sub. Notes 5.59% due 07/15/14(7)	33,000	28,374
AXA SA Sub. Notes 6.38% due 12/14/36*(7)	23,000	22,709
AXA SA Sub. Notes 8.60% due 12/15/30	450,000	583,452
ING Groep NV Bonds 1.00% due 12/08/15(7)	18,000	17,812
		652,347
Insurance-Property/Casualty — 0.2%
Xl Capital (Europe) PLC Company Guar. Bonds 6.50% due 01/15/12	310,000	322,935
Investment Companies — 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	29,000	28,985
Machinery-Construction & Mining — 0.0%
Atlas Copco AB Notes 6.50% due 04/01/08*	15,000	15,162
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc. Senior Sub. Notes 7.75% due 04/01/14*	15,000	13,050
Elan Finance PLC Company Guar. Senior Notes 7.75% due 11/15/11	15,000	14,644
		27,694
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	110,000	117,247
Inco, Ltd. Notes 7.75% due 05/15/12	20,000	21,877
		139,124
Oil Companies-Exploration & Production — 0.0%
Talisman Energy, Inc. Senior Notes 6.25% due 02/01/38	15,000	14,472
Oil Companies-Integrated — 0.0%
Petro-Canada Notes 5.95% due 05/15/35	15,000	14,224
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	20,000	19,000
Pipelines — 0.0%
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	27,000	24,773
Property Trust — 0.0%
WEA Finance LLC Sr. Notes 5.70% due 10/01/16*	15,000	14,912
Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08	33,000	34,610
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 9.25% due 06/15/16*	20,000	21,500
Special Purpose Entities — 0.8%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 04/29/49	40,000	41,833
National Gas Co. Bonds 6.05% due 01/15/36*	650,000	633,943
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	15,000	14,348
UFJ Finance Aruba AEC Company Guar. Notes 6.75% due 07/15/13	555,000	592,279
		1,282,403
Telecom Services — 0.1%
Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(9)	39,000	35,149
TELUS Corp. Notes 7.50% due 06/01/07	24,000	24,178
TELUS Corp. Notes 8.00% due 06/01/11	38,000	41,554
		100,881
Telephone-Integrated — 1.5%
British Telecommunications PLC Bonds 8.63% due 12/15/30	15,000	20,518
Deutsche Telekom International Finance BV Company Guar. Notes 8.00% due 06/15/10	330,000	357,335
France Telecom SA Senior Notes 7.75% due 03/01/11	350,000	381,245

16

France Telecom SA Senior Notes 8.50% due 03/01/31	200,000	262,546
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	470,000	476,943
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	20,000	19,098
Telecom Italia Capital SA Notes 5.25% due 10/01/15	200,000	186,822
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16	310,000	319,801
Telefonica Emisones SAU Company Guar. Notes 7.05% due 06/20/36	310,000	329,272
Telefonica Europe BV Company Guar. Notes 8.25% due 09/15/30	50,000	59,570
		2,413,150
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11	30,000	31,299
Total Foreign Corporate Bonds & Notes (cost $9,351,459)		9,472,440
FOREIGN GOVERNMENT AGENCIES — 1.4%
Sovereign — 1.4%
Federal Republic of Brazil Bonds 5.78% due 01/05/16	2,125,000	1,128,891
Federal Republic of Brazil Notes 8.00% due 01/15/18	20,000	22,240
Federal Republic of Brazil Bonds 10.50% due 07/14/14	35,000	44,275
Province of Quebec Debentures 7.50% due 09/15/29	41,000	52,023
Republic of Argentina Bonds 5.48% due 08/03/12(3)	50,000	36,300
Republic of Argentina Notes 8.28% due 12/31/33(13)	77,875	84,689
Republic of Turkey Notes 9.00% due 06/30/11	35,000	38,850
Republic of Turkey Senior Notes 11.88% due 01/15/30	100,000	154,250
Republic of Venezuela Notes 8.50% due 10/08/14	20,000	22,630
Republic of Venezuela Bonds 9.25% due 09/15/27	150,000	191,250
Russian Federation Bonds 5.00% due 03/31/30(9)	100,000	112,890
Russian Federation Bonds 5.00% due 03/31/30*(9)	20,000	22,625
Russian Federation Notes 8.25% due 03/31/10	11,667	12,196
United Mexican States Notes 6.75% due 09/27/34	290,000	313,200
		2,236,309
Total Foreign Government Agencies (cost $2,129,125)
LOAN AGREEMENTS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank 4.50% due 09/08/08 (cost $220,000)	220,000	220,432
MUNICIPAL BONDS AND NOTES 0.2%
Muncipal Bond & Notes — 0.2%
Phoenix, Arizona, Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08	100,000	101,548
Southern California Public Power Authority Power Project, Series B 6.93% due 05/15/17	125,000	141,290
(Cost $229,312)		242,838
U.S. GOVERNMENT AGENCIES — 30.7%
Federal Home Loan Bank — 0.1%
Federal Home Loan Bank 4.50% due 09/08/08	70,000	69,363
Federal Home Loan Mtg. Corp. — 8.0%
Federal Home Loan Mtg. Corp.
4.45% due 03/06/08	110,000	109,094
4.50% due 04/01/19	243,504	234,946
5.00% due 12/01/20	45,465	44,670
5.00% due 05/01/21	1,958,259	1,924,029
5.00% due 07/01/21	236,493	232,320
5.00% due 10/01/33	66,541	64,341
5.00% due 05/01/34	252,580	243,970
5.00% due 06/01/34	161,934	156,414
5.00% due 02/01/35	400,406	386,479
5.00% due 07/01/35	104,409	100,778
5.00% due 08/01/35	138,359	133,546
5.00% due 09/01/35	485,863	468,963
5.00% due 11/01/35	214,094	206,647
5.00% due 12/01/35	984,718	950,466
5.00% due 10/01/36	484,132	467,087
5.00% due 11/01/36	3,057,411	2,949,764
5.00% due January TBA	1,525,000	1,472,467
5.50% due 07/01/34	111,722	110,604
5.50% due 07/01/35	116,346	115,084
5.50% due January TBA	1,350,000	1,334,813
5.72% due 08/01/36(3)	358,690	358,315
6.00% due 09/01/26	492,524	498,166
6.00% due 12/01/33	145,769	147,193
6.00% due 08/01/36	50,000	50,369

17

6.50% due 05/01/16	13,521	13,826
6.50% due 05/01/29	27,311	28,002
6.50% due 11/01/34	32,445	33,079
6.50% due 03/01/36	78,107	79,555
6.50% due 05/01/36	2,253	2,295
6.88% due 09/15/10	70,000	74,564
7.00% due 04/01/32	24,799	25,494
8.50% due 11/01/08	7,534	7,521
8.50% due 12/01/19	144	152
Federal Home Loan Mtg. Corp. REMIC 5.50% due 05/15/34	106,805	107,043
Federal Home Loan Mtg. Corp., Series 2635, Class NJ 3.00% due 03/15/17(1)	209,291	197,013
Federal Home Loan Mtg. Corp., Series 2586, Class NK 3.50% due 08/15/16(1)	94,521	90,749
Federal Home Loan Mtg. Corp., Series 1577, Class PK 6.50% due 09/15/23(1)	96,000	99,437
Federal Home Loan Mtg. Corp., Series 1226, Class Z 7.75% due 03/15/22(1)	8,053	8,062
		13,527,317
Federal National Mtg. Assoc. — 18.9%
4.56% due 01/01/15	937,963	905,032
4.75% due 12/15/10	15,000	14,904
4.85% due 11/01/15	837,639	821,008
5.00% due 03/01/18	92,085	90,730
5.00% due 06/01/19	26,125	25,711
5.00% due January TBA	300,000	289,594
5.00% due January TBA	2,400,000	2,358,749
5.25% due 08/01/12	23,000	23,112
5.50% due 03/01/18	88,096	88,264
5.50% due 06/01/19	103,685	103,759
5.50% due 06/01/20	627,965	627,854
5.50% due 07/01/20	475,399	475,316
5.50% due 03/01/21	462,060	461,979
5.50% due 04/01/21	629,050	628,958
5.50% due 06/01/21	427,644	427,582
5.50% due 09/01/21	469,300	469,232
5.50% due 12/01/33	235,808	233,405
5.50% due 05/01/34	27,325	27,046
5.50% due 06/01/34	73,249	72,464
5.50% due 12/01/35	170,957	169,005
5.50% due 02/01/36(3)	83,513	83,931
5.50% due 06/01/36	5,249,929	5,197,492
5.50% due 11/01/36	789,266	779,976
5.50% due 12/01/36	49,995	49,407
5.50% due January TBA	5,300,000	5,257,876
5.92% due 10/01/11	446,063	457,134
6.00% due 06/01/17	42,366	42,988
6.00% due 10/01/20	418,572	424,117
6.00% due 07/01/21	1,314,841	1,333,359
6.00% due 08/01/21	788,156	799,256
6.00% due 09/01/21	60,534	61,386
6.00% due 06/01/26	328,737	332,298
6.00% due 12/01/33	120,984	122,004
6.00% due 05/01/34	97,590	98,321
6.00% due 07/01/34	94,640	95,379
6.00% due 10/01/34	149,111	150,229
6.00% due 06/01/35	25,968	26,149
6.06% due 09/01/11	272,606	279,373
6.11% due 05/01/11	264,083	272,986
6.34% due 01/01/08	16,402	16,415
6.36% due 07/01/08	61,776	62,044
6.43% due 01/01/08	22,003	22,032
6.50% due 08/01/16	32,359	33,150
6.50% due 09/01/26	1,685,494	1,720,947
6.50% due 09/01/32	116,939	119,620
6.50% due 04/01/34	71,562	72,980
6.50% due 11/01/35	94,724	96,529
6.50% due 02/01/36	462,216	470,931
6.50% due 06/01/36	31,868	32,468
6.50% due 07/01/36	355,360	362,060
6.50% due 09/01/36	1,002,584	1,021,486
6.50% due 10/01/36	1,344,240	1,369,585
6.50% due 11/01/36	64,170	65,380
6.52% due 02/01/11	343,912	357,481
6.59% due 11/01/07	87,818	87,838
7.00% due 08/01/36	709,590	728,364
7.00% due 11/01/36	40,485	41,556
		30,858,231
Government National Mtg. Assoc. — 3.7%
4.50% due 10/15/35	302,295	285,587
4.50% due 05/15/36	578,084	546,039
5.50% due 02/15/36	486,264	483,926
5.50% due 03/15/36	313,765	312,256
5.50% due 04/15/36	1,049,847	1,044,799
5.50% due 05/15/36	790,138	786,340
5.50% due 06/15/36	216,065	215,026
5.50% due 09/15/36	291,603	290,201
5.50% due 10/15/36	320,278	318,738
6.00% due 02/15/33	83,293	84,536
6.50% due 07/15/28	1,197,926	1,232,656
6.50% due 08/15/28	57,097	58,753
6.50% due 09/15/28	108,793	111,948
6.50% due 11/15/28	91,186	93,830
7.00% due 11/15/31	25,519	26,364
7.00% due 01/15/33	41,712	43,098
7.00% due 05/15/33	58,891	60,843
7.50% due 01/15/32	26,109	27,251
7.50% due 09/15/35	18,537	19,520
7.50% due 09/16/35	13,437	13,991
8.00% due 02/15/30	6,096	6,460
8.50% due 11/15/17	4,785	5,097

18

9.00% due 11/15/21	1,302	1,402
		6,068,661
Total U.S. Government Agencies (cost $50,723,215)		50,523,572
U.S. GOVERNMENT TREASURIES — 3.7%
United States Treasury Bonds — 0.7%
United States Treasury Bonds
4.50% due 02/15/36	180,000	171,169
6.25% due 08/15/23	895,000	1,030,159
		1,201,328
United States Treasury Notes — 3.0%
United States Treasury Notes
2.25% due 02/15/07	2,000	1,993
3.25% due 08/15/08	300,000	292,594
3.38% due 02/28/07(15)	1,000,000	997,422
3.63% due 01/15/10	32,000	31,013
3.63% due 07/15/09	2,000,000	1,947,266
3.88% due 05/15/10	16,000	15,591
4.25% due 10/15/10	30,000	29,536
4.50% due 02/28/11	8,000	7,941
4.50% due 11/15/10	15,000	14,893
4.88% due 04/30/11	1,525,000	1,534,888
5.00% due 08/15/11	8,000	8,112
5.13% due 05/15/16	10,000	10,300
		4,891,549
Total U.S. Government Treasuries (cost $6,083,749)		6,092,877

19

Total Long-Term Investment Securities (cost $156,257,915)		160,138,361
SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Agencies — 0.1%
Federal Home Loan Bank Disc. Notes 6.00% due 01/02/07 Total Short-Term Investment Securities (cost $199,967)	200,000	199,967
REPURCHASE AGREEMENTS — 7.8%
UBS Securities, LLC Joint Repurchase Agreement(11)	11,565,000	11,565,000

20

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $287,096 and collateralized by $305,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 5.50%, due 07/14/28 and having an approximate value of $293,788	287,000	287,000

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $883,294 and collateralized by $925,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.00%, due 12/14/18 and having an approximate value of $905,344	883,000	883,000

Total Repurchase Agreements (cost $12,735,000)		12,735,000

TOTAL INVESTMENTS (cost $169,192,882) (12)	105.9%%	173,073,328
Liabilities in excess of other assets	(5.9)	(9,641,313)
NET ASSETS —	100.0%	$163,432,015

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2006 the aggregate value of these securities was $10,164,087 representing 6.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†                                          Non-income producing security

(1)                                  Collateralized Mortgaged Obligation

(2)                                  Variable Rate Security - the rate reflected is as of December 31, 2006, maturity date reflects the stated maturity date.

(3)                                  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2006.

(4)                                  Fair valued security; see Note 1.

(5)                                  Illiquid security

(6)                                  To the extent permitted by the Statement of Additional Information, the Multi-Managed Income Portfolio may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2006, the Muti-Managed Income portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc.
7.50% due 08/15/09	8/11/2005	5,000	$10,000	$5,550	$1.11	0.0%

Southern Energy, Inc.
7.90% due 07/15/09	7/15/2005	30,000	0	0	0	0.0
				$5,550		0.0%

(7)                                  Variable Rate Security - the rate reflected is as of , maturity date reflects next reset date.

(8)                                  Company has filed Chapter 11 bankruptcy protection.

(9)                                  “Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(10)                            Perpetual maturity - maturity date reflects the next call date.

(11)                            See Note 2 for details of Joint Repurchase Agreements.

(12)         See Note 4 for cost of investments on a tax basis.

(13)         Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.

(14)         Bonds is in default

(15)         The security of a portion thereof, was pledged as collateral to cover margin requirements for open futures contracts.

ADR       American Depository Receipt

REMIC   Real Estate Mortgage Investment Conduit

TBA                      Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Foreign Bond Forward Contracts

Description	Principal Amount	Delivery Date	Value at Trade Date	Value as of December 31, 2006	Unrealized Appreciation/ Depreciation

Japanese Government Bond Series 8 1.00% due 06/20/16	JPY 484,669,100	01/10/07	$4,156,789	$4,008,328	$(148,461)

Japanese Government Bond Series 280 1.90% due 06/20/16	JPY (491,300,000)	01/31/07	$(4,262,684)	(4,224,661)	38,023
					$(110,438)

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation

* USD	891,156	BRL	1,965,000	03/20/2007	$17,560
USD	2,464,409	SGD	3,775,000	03/20/2007	6,839
* CAD	739,000	USD	649,673	03/20/2007	14,492
* EUR	1,521,000	USD	2,031,813	03/20/2007	16,824
GBP	125,000	USD	246,645	03/20/2007	1,825
* JPY	348,080,000	USD	3,070,436	03/20/2007	114,863
* KRW	680,110,000	USD	742,073	03/20/2007	9,536
					$181,940

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized (Depreciation)

* USD	648,308	CAD	739,000	03/20/2007	$(13,127)
* USD	1,777,713	EUR	1,331,000	03/20/2007	(14,432)
* USD	2,823,715	JPY	320,380,000	03/20/2007	(103,344)
* USD	251,587	KRW	230,630,000	03/20/2007	(3,179)
* BRL	2,480,000	USD	1,135,531	03/20/2007	(11,348)
NZD	350,000	USD	244,860	03/20/2007	(509)
					$(145,940)

Net Unrealized Appreciation (Depreciation)					$36,000

*      Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

BRL - Brazilian Real

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

KRW - South Korean Won

NZD - New Zealand Dollar

SGD - Singapore Dollar

USD - United States Dollar

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2006	Unrealized Appreciation (Depreciation)
23 Long	U.S. Treasury 2 YR Note	March 2007	4,721,279	4,692,719	$(28,560)

7 Short	U.S. Treasury 10 YR Note	March 2007	758,497	752,281	6,216
					$(22,344)

	Principal Amount	Value (Note 1)
Bonds & Notes Sold Short — (0.3%)
U.S. GOVERNMENT AGENCIES — (0.3%)
Federal National Mtg. Assoc. 6.50% due January TBA	(300,000)	(305,625)
Federal Home Loan Mtg. Corp. 5.00% due January TBA	(225,000)	(219,164)
TOTAL BONDS AND NOTES SOLD SHORT (Proceeds $525,398)		$(524,789)

See Notes to Portfolio of Investments

21

SEASONS SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio of investments — December 31, 2006
(unaudited)

Security Description	Shares/Principal Amount (18)	Value (Note 1)
COMMON STOCK — 80.8%
Advertising Agency — 0.0%
Omnicom Group, Inc.	1,600	$167,264
Advertising Services — 0.1%
Aegis Group PLC	86,283	236,519
Dentsu, Inc.	16	46,922
inVentiv Health, Inc.†	4,500	159,075
		442,516
Aerospace/Defense — 0.9%
BAE Systems PLC	34,020	283,597
Boeing Co.	15,740	1,398,342
Lockheed Martin Corp.	12,900	1,187,703
MTU Aero Engines Holding AG	873	40,864
Raytheon Co.	3,300	174,240
Teledyne Technologies, Inc.†	3,800	152,494
United Industrial Corp.	7,050	357,787
		3,595,027
Aerospace/Defense-Equipment — 0.3%
CAE, Inc.	7,900	72,825
European Aeronautic Defense and Space Co.	5,998	206,651
HEICO Corp.	3,000	116,490
Moog, Inc., Class A†	8,200	313,158
Orbital Sciences Corp.†	5,600	103,264
United Technologies Corp.	3,700	231,324
		1,043,712
Agricultural Operations — 0.1%
Monsanto Co.	4,900	257,397
Airlines — 1.1%
Air China, Ltd.	204,000	110,415
Alaska Air Group, Inc.†	3,100	122,450
British Airways PLC†	96,970	1,001,550
Deutsche Lufthansa AG	44,270	1,218,445
ExpressJet Holdings, Inc.†	13,750	111,375
Korean Air Lines Co., Ltd.	3,605	137,416
Singapore Airlines, Ltd.	21,000	239,609
Skywest, Inc.	3,300	84,183
Southwest Airlines Co.	79,900	1,224,068
Thai Airways International Public Co., Ltd.(2)	48,500	60,540
Vueling Airlines SA†(3)	1,480	63,885
		4,373,936
Apparel Manufacturers — 0.4%
Burberry Group PLC	16,875	213,281
Gildan Activewear, Inc.†	1,000	46,727
Gymboree Corp.†	5,900	225,144
Kellwood Co.	5,900	191,868
Maidenform Brands, Inc.†	9,100	164,892
Phillips-Van Heusen Corp.	12,000	602,040
Polo Ralph Lauren Corp.	2,500	194,150
True Religion Apparel, Inc.†	4,100	62,771
		1,700,873
Applications Software — 0.8%
Citrix Systems, Inc.†	9,800	265,090
Intuit, Inc.†	15,100	460,701
Microsoft Corp.(1)	70,550	2,106,623
Red Hat, Inc.†	7,800	179,400
Satyam Computer Services, Ltd. ADR	9,480	227,615
		3,239,429
Athletic Footwear — 0.1%
Adidas AG	2,956	147,225
K-Swiss, Inc., Class A	3,100	95,294
NIKE, Inc., Class B	1,700	168,351
Puma AG Rudolf Dassler Sport	384	149,875
		560,745
Auction House/Art Dealer — 0.0%
Sotheby’s Holdings, Inc., Class A	2,700	83,754
Audio/Video Products — 0.3%
Matsushita Electric Industrial Co., Ltd.	28,000	558,800
Sony Corp.	10,700	458,552
Vestel Electronik†	37,438	97,331
		1,114,683
Auto-Cars/Light Trucks — 0.8%
Bayerische Motoren Werke AG†	800	45,948
Dongfeng Motor Group Co., Ltd.†	310,000	150,252
Fiat SpA†	36,527	698,189
General Motors Corp.	14,800	454,656
Honda Motor Co., Ltd.	6,000	236,965
Hyundai Motor Co.	1,150	83,344
Suzuki Motor Corp.	8,500	239,990
Toyota Motor Corp.	5,300	354,506
Volkswagen AG	8,027	910,094
		3,173,944
Auto-Heavy Duty Trucks — 0.1%
Volvo AB, Class A	5,600	397,549
Auto/Truck Parts & Equipment-Original — 0.2%
Aisin Seiki Co., Ltd.	9,300	311,811
Autoliv, Inc.	5,650	340,695
Hyundai Mobis†	1,040	96,060
Tenneco, Inc.†	6,500	160,680
		909,246
Banks-Commercial — 6.4%
Allied Irish Banks PLC	15,208	451,695
Australia and New Zealand Banking Group, Ltd.	20,229	450,451
Banco Bilbao Vizcaya Argentaria SA	8,886	213,955
Banco Popolare di Verona e Novara Scrl	1,250	35,889
Bank Hapoalim B.M.	31,474	148,223
Bank of Communications Co., Ltd.	159,500	191,934
Bank of Fukuoka, Ltd.	47,000	342,809
Bank of Hawaii Corp.	3,500	188,825
Bank of Ireland (Dublin)	7,031	162,422
Bank of Montreal	900	53,252
Bank Rakyat Indonesia	293,000	167,782
Barclays PLC	107,013	1,529,580
Bayerische Hypo- und Vereinsbank AG†	4,900	213,646
BNP Paribas SA	15,121	1,649,733
Canadian Imperial Bank of Commerce	700	59,006
Center Financial Corp.	3,900	93,483
China Merchants Bank Co., Ltd.†(3)	125,000	264,839
Citizens Banking Corp.	8,200	217,300
City Holding Co.	3,700	151,293
Commerzbank AG	11,457	436,322
Corus Bankshares, Inc.	25,800	595,206
Daegu Bank	17,330	296,287

DBS Group Holdings, Ltd.	30,141	444,131
Deutsche Bank AG	2,224	297,513
First Regional Bancorp†	2,100	71,589
ForeningsSparbanken AB, Class A	4,800	174,234
Fremont General Corp.	23,250	376,883
Frontier Financial Corp.	5,550	162,227
HBOS PLC	57,473	1,273,864
Independent Bank Corp.	5,475	138,463
Intervest Bancshares Corp.†	6,600	227,106
Kazkommertsbank†*(3)	9,400	217,140
Kazkommertsbank GDR†	836	19,312
KBC Groep NV	8,738	1,071,564
Kookmin Bank†	3,000	241,613
Korea Exchange Bank	4,390	60,658
Krung Thai Bank Public Co., Ltd.	269,100	90,333
Krung Thai Bank Public Co., Ltd. (Foreign Market)	664,700	223,129
Mitsubishi UFJ Financial Group, Inc.	78	963,489
Mizuho Financial Group, Inc.	116	828,537
Nara BanCorp., Inc.	8,600	179,912
Nedbank Group, Ltd.	7,695	146,477
Nordea Bank AB	142,500	2,196,006
Pacific Capital Bancorp	3,200	107,456
Park National Corp.	700	69,300
Public Bank BHD	130,200	286,012
Public Bank BHD	32,500	72,314
Republic Bancorp, Inc.†	9,200	123,832
Royal Bank of Scotland Group PLC	25,992	1,014,285
Siam Commercial Bank Public Co., Ltd.	69,100	112,080
Societe Generale	14,602	2,478,813
Southwest Bancorp, Inc.	4,000	111,440
Sumitomo Mitsui Financial Group, Inc.	42	430,570
Taylor Capital Group, Inc.	3,000	109,830
The Chiba Bank, Ltd.	38,000	321,230
Trustmark Corp.	6,000	196,260
Unibanco - Uniao de Bancos Brasileiros SA ADR	2,355	218,921
UniCredito Italiano SpA	7,821	68,552
UnionBanCal Corp.	14,500	888,125
Vineyard National Bancorp.	3,800	87,476
W Holding Co., Inc.	21,000	125,160
West Coast Bancorp.	2,000	69,280
Westpac Banking Corp.	51,371	982,925
		25,191,973
Banks-Special Purpose — 0.1%
Depfa Bank PLC	17,072	305,361
Banks-Super Regional — 1.6%
Bank of America Corp.(1)	32,789	1,750,605
KeyCorp	9,600	365,088
PNC Financial Services Group, Inc.	6,300	466,452
US Bancorp	27,830	1,007,168
Wachovia Corp.	20,996	1,195,722
Wells Fargo & Co.	46,160	1,641,449
		6,426,484
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	4,200	202,650
Pepsi Bottling Group, Inc.	16,200	500,742
PepsiCo, Inc.	7,400	462,870
		1,166,262
Brewery — 0.7%
Anheuser-Busch Cos., Inc.	4,700	231,240
Heineken NV	44,621	2,122,238
InBev NV	3,329	219,459
Thai Beverage Public Co., Ltd.(3)	240,000	42,249
		2,615,186
Broadcast Services/Program — 0.1%
Liberty Global, Inc., Class A†	11,000	320,650
Building & Construction Products-Misc. — 0.4%
Builders FirstSource, Inc.†	5,000	89,150
Fletcher Building, Ltd.	166,598	1,297,011
Kingspan Group PLC (United Kingdom)	1,667	44,231
NCI Building Systems, Inc.†	3,000	155,250
Owens Corning, Inc.†	1,479	44,222
Sika AG†	61	94,616
		1,724,480
Building & Construction-Misc. — 0.4%
Balfour Beatty PLC	24,399	211,636
Bouygues SA	5,765	370,079
GS Engineering & Construction Corp.	2,760	246,619
Leighton Holdings, Ltd.	20,450	326,395
Orascom Construction Industries	2,839	137,147
Road Builder M Holdings Bhd.	154,000	148,413
		1,440,289
Building Products-Cement — 0.3%
Cemex SA de CV ADR†	7,950	269,346
CRH PLC (Dublin)	3,186	132,647
CRH, PLC (Virt-x)	79	3,293
Eagle Materials, Inc.	5,200	224,796
Italcementi SpA	6,653	187,678
James Hardie Industries NV	17,320	131,384
Rinker Group, Ltd.	27,055	385,473
		1,334,617
Building Products-Light Fixtures — 0.1%
Genlyte Group, Inc.†	4,200	328,062
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	1,200	55,944
Building-Heavy Construction — 0.7%
ACS, Actividades de Construccion y Servicios SA	13,287	749,112
Daelim Industrial Co.†	2,520	205,936
Granite Construction, Inc.	6,300	317,016
Italian-Thai Development PCL	833,200	126,919
Skanska AB, Class B	21,200	418,058
Tecnicas Reunidas SA(3)	2,447	94,062
Vinci SA	5,328	680,816
		2,591,919
Building-MobileHome/Manufactured Housing — 0.1%
Winnebago Industries, Inc.	5,800	190,878
Building-Residential/Commerical — 0.3%
Baoye Group Co., Ltd.	73,000	122,006
Barratt Developments PLC	2,873	69,473

Kier Group PLC	1,550	65,857
The Berkeley Group Holdings PLC†(4)	27,166	910,099
		1,167,435
Cable TV — 0.3%
Comcast Corp., Class A†	8,700	368,271
DIRECTV Group, Inc.†	17,300	431,462
EchoStar Communications Corp., Class A†	6,400	243,392
LodgeNet Entertainment Corp.†	3,700	92,611
Rogers Communications, Inc.	1,200	35,707
		1,171,443
Capacitors — 0.0%
Mitsumi Electric Co., Ltd.	3,200	70,451
Casino Hotels — 0.1%
Genting Bhd.	17,200	160,885
Melco PBL Entertainment Macau, Ltd. ADR†	5,020	106,725
Monarch Casino & Resort, Inc.†	4,800	114,624
		382,234
Casino Services — 0.0%
Aristocrat Leisure, Ltd.	5,353	67,184
Cellular Telecom — 0.4%
America Movil SA de CV, Series L ADR	3,105	140,408
China Mobile Hong Kong, Ltd.	20,100	174,040
Mobile TeleSystems ADR	6,170	309,672
NII Holdings, Inc.†	1,746	112,512
NTT DoCoMo, Inc.	146	230,646
Syniverse Holdings, Inc.†	6,200	92,938
Turkcell Iletisim Hizmetleri AS	21,523	108,717
Vodafone Group PLC	210,668	583,671
		1,752,604
Chemicals-Diversified — 0.7%
BASF AG	5,608	546,700
Bayer AG	1,134	60,865
Dow Chemical Co.	12,700	507,238
FMC Corp.	4,600	352,130
Imperial Chemical Industries PLC	15,850	140,275
Koninklijke DSM DV	5,786	285,883
Pioneer Cos, Inc.†	3,000	85,980
PPG Industries, Inc.	8,150	523,312
Shin-Etsu Chemical Co., Ltd.	5,200	348,254
		2,850,637
Chemicals-Specialty — 0.2%
Clariant AG†	21,226	317,911
H.B. Fuller Co.	22,900	591,278
		909,189
Circuit Boards — 0.1%
Park Electrochemical Corp.	2,100	53,865
TTM Technologies, Inc.†	21,200	240,196
		294,061
Coal — 0.1%
China Coal Energy Co.†(3)	162,000	105,594
China Shenhua Energy Co., Ltd.	77,500	186,519
		292,113
Coatings/Paint — 0.2%
Sherwin-Williams Co.	9,800	623,084
Collectibles — 0.0%
RC2 Corp.†	2,200	96,800
Commercial Services — 0.1%
Convergys Corp.†	5,400	128,412
ICT Group, Inc.†	3,300	104,247
Live Nation, Inc.†	5,400	120,960
SGS SA	49	54,610
Standard Parking Corp.†	3,300	126,753
		534,982
Commercial Services-Finance — 0.1%
Advance America Cash Advance Centers, Inc.	5,200	76,180
Coinstar, Inc.†	3,500	106,995
Experian Group, Ltd.	17,859	209,633
Morningstar, Inc.†	3,000	135,150
		527,958
Communications Software — 0.0%
Smith Micro Software, Inc.†	7,900	112,101
Computer Aided Design — 0.1%
Ansys, Inc.†	3,700	160,913
Aspen Technology, Inc.†	6,900	76,038
		236,951
Computer Graphics — 0.0%
Trident Microsystems, Inc.†	2,600	47,268
Computer Services — 0.3%
Covansys Corp.†	3,085	70,801
FactSet Research Systems, Inc.	4,400	248,512
Manhattan Associates, Inc.†	9,300	279,744
Perot Systems Corp., Class A†	11,500	188,485
Sykes Enterprises, Inc.†	14,800	261,072
Tyler Technologies, Inc.†	7,200	101,232
		1,149,846
Computer Software — 0.1%
Blackbaud, Inc.	7,000	182,000
Computers — 1.2%
Dell, Inc.†	9,400	235,846
Hewlett-Packard Co.	51,000	2,100,690
International Business Machines Corp.†	21,250	2,064,437
Mitac International	149,000	180,163
Wincor Nixdorf AG	376	58,498
Wistron Corp.	187,422	278,387
		4,918,021
Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	59,500	488,495
Fujitsu, Ltd.	24,000	188,362
MTS Systems Corp.	7,000	270,340
Net One Systems Co., Ltd.	86	113,457

Radisys Corp.†	5,050	84,184
		1,144,838
Computers-Memory Devices — 0.2%
Imation Corp.	2,700	125,361
Komag, Inc.†	7,900	299,252
Seagate Technology(2)	970	0
Silicon Storage Technology, Inc.†	20,400	92,004
Xyratex, Ltd.†	3,800	82,004
		598,621
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	2,200	161,040
Consulting Services — 0.0%
Watson Wyatt Worldwide, Inc., Class A	3,800	171,570
Consumer Products-Misc. — 0.1%
Blyth, Inc.	4,100	85,075
Kimberly-Clark Corp.	4,200	285,390
Tupperware Brands Corp	5,900	133,399
		503,864
Containers-Metal/Glass — 0.2%
Greif, Inc., Class A	3,400	402,560
Silgan Holdings, Inc.	4,300	188,856
		591,416
Containers-Paper/Plastic — 0.0%
AEP Industries, Inc.†	2,900	154,599
Cosmetics & Toiletries — 0.6%
Aderans Co., Ltd.	8,900	220,995
Alberto-Culver Co.	11,100	238,095
Avon Products, Inc.	9,100	300,664
Chattem, Inc.†	3,000	150,240
Colgate-Palmolive Co.	4,600	300,104
Estee Lauder Cos., Inc., Class A	12,500	510,250
Procter & Gamble Co.	7,250	465,957
		2,186,305
Data Processing/Management — 0.3%
Acxiom Corp.	3,800	97,470
Automatic Data Processing, Inc.†	11,700	576,225
CSG Systems International, Inc.†	8,000	213,840
Dun & Bradstreet Corp.†	3,100	256,649
		1,144,184
Decision Support Software — 0.1%
SPSS, Inc.†	6,200	186,434
Diagnostic Kits — 0.2%
Dade Behring Holdings, Inc.	6,000	238,860
Idexx Laboratories, Inc.†	2,000	158,600
OraSure Technologies, Inc.†	10,100	83,426
Quidel Corp.†	7,000	95,340
		576,226
Dialysis Centers — 0.0%
Fresenius Medical Care AG	527	70,241
Distribution/Wholesale — 0.4%
Brightpoint, Inc.†	7,420	99,799
Inchcape PLC	90,947	901,056
Tech Data Corp.†	2,900	109,823
United Stationers, Inc.†	3,623	169,158
WESCO International, Inc.†	2,700	158,787
		1,438,623
Diversified Financial Services — 0.6%
Acta Holding ASA	28,175	149,117
Challenger Financial Services Group, Ltd.	43,655	141,971
Hitachi Capital Corp.	69,800	1,331,423
Sampo Oyj, Class A	8,900	238,259
Shinhan Financial Group Co., Ltd.†	5,200	265,592
Tower Australia Group, Ltd.†	43,186	103,971
Tower, Ltd.†	34,756	54,117
		2,284,450
Diversified Manufactured Operations — 1.1%
3M Co.	9,750	759,818
Cookson Group PLC	21,946	269,853
Eaton Corp.	1,700	127,738
EnPro Industries, Inc.†	2,850	94,649
General Electric Co.	25,550	950,715
Honeywell International, Inc.	3,900	176,436
Illinois Tool Works, Inc.	9,300	429,567
IMI PLC	22,095	219,338
Koppers Holdings, Inc.	7,200	187,704
Lancaster Colony Corp.	2,400	106,344
Parker Hannifin Corp.	8,100	622,728
Wartsila Corp., Class B	6,300	339,389
		4,284,279
Diversified Minerals — 0.1%
Companhia Vale do Rio Doce ADR	11,725	348,702
Diversified Operations — 0.3%
Barloworld, Ltd.	12,555	293,590
Sime Darby Bhd.	70,000	142,857
Swire Pacific, Ltd., Class A	64,000	690,331
Tomkins PLC	38,748	186,447
		1,313,225
Diversified Operations/Commerical Services — 0.1%
Davis Service Group PLC	22,493	221,968
Volt Information Sciences, Inc.†	5,600	281,176
		503,144
Drug Delivery Systems — 0.0%
Noven Pharmaceuticals, Inc.†	3,900	99,255
E-Commerce/Products — 0.0%
Nutri/System, Inc.†	1,500	95,085
E-Commerce/Services — 0.0%
Move, Inc.†	30,400	167,504
E-Marketing/Info — 0.0%
aQuantive, Inc.†	3,600	88,776
E-Services/Consulting — 0.0%
Websense, Inc.†	4,800	109,584
Electric Products-Misc. — 0.5%
AMETEK, Inc.	2,150	68,456
Emerson Electric Co.	16,000	705,440
Lamson & Sessions Co.†	3,800	92,188
Littelfuse, Inc.†	7,200	229,536

Mitsubishi Electric Corp.	29,000	264,645
Toshiba Corp.	85,000	553,548
		1,913,813
Electric-Distribution — 0.1%
National Grid PLC	15,977	230,556
Electric-Generation — 0.2%
AES Corp.†	26,600	586,264
Electric-Integrated — 1.8%
Allete, Inc.	4,000	186,160
American Electric Power Co., Inc.	12,700	540,766
Avista Corp.	3,200	80,992
Cleco Corp.	4,100	103,443
E.ON AG	5,275	716,033
Edison International	12,750	579,870
Energias de Portugal SA	51,901	263,086
First Philippine Holdings Corp.	85,890	110,317
FirstEnergy Corp.	4,700	283,410
MDU Resources Group, Inc.	9,500	243,580
NSTAR	2,600	89,336
PG&E Corp.	26,600	1,258,978
Pike Electric Corp.†	5,200	84,916
Portland General Electric Co.	3,800	103,550
RWE AG	3,153	347,537
Scottish and Southern Energy PLC	3,973	120,888
Scottish Power PLC	3,887	56,928
TXU Corp.	33,500	1,816,035
Westar Energy, Inc.	4,800	124,608
		7,110,433
Electronic Components-Misc. — 0.5%
Alps Electric Co., Ltd.	24,200	262,528
AVX Corp.	20,100	297,279
Hon Hai Precision Industry Co., Ltd.	24,600	175,526
Hoya Corp.	3,000	116,970
Minebea Co., Ltd.	7,000	48,939
NEC Corp.	12,000	57,376
Omron Corp.	11,400	323,785
Plexus Corp.†	3,500	83,580
Reunert, Ltd.	21,607	251,862
Yageo Corp.†	348,000	162,332
		1,780,177
Electronic Components-Semiconductors — 1.2%
Advanced Micro Devices, Inc.†	33,300	677,655
Diodes, Inc.†	2,600	92,248
Infineon Technologies AG†	14,545	205,057
Intel Corp.	52,400	1,061,100
LSI Logic Corp.†	18,800	169,200
MediaTek, Inc.	15,000	155,133
National Semiconductor Corp.	6,000	136,200
OmniVision Technologies, Inc.†	7,800	106,470
ON Semiconductor Corp.†	18,600	140,802
Samsung Electronics Co., Ltd.	1,282	845,017
Shinko Electric Industries	2,300	60,107
Silicon Image, Inc.†	15,800	200,976
Supertex, Inc.†	2,100	82,425
Texas Instruments, Inc.	25,800	743,040
Zoran Corp.†	10,500	153,090
		4,828,520
Electronic Connectors — 0.1%
Thomas & Betts Corp.†	10,500	496,440
Electronic Design Automation — 0.1%
Ansoft Corp.†	10,100	280,780
Electronic Measurement Instruments — 0.1%
Advantest Corp.	4,600	263,619
Eagle Test Systems, Inc.†	7,700	112,266
Itron, Inc.†	2,400	124,416
		500,301
Electronic Security Devices — 0.0%
American Science and Engineering, Inc.†	2,200	130,922
Energy-Alternate Sources — 0.1%
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA†(3)	26,516	146,449
EDF Energies Nouvelles SA†(3)	127	6,724
MGP Ingredients, Inc.	3,500	79,135
Renewable Energy Corp AS†(3)	6,832	124,912
		357,220
Engineering/R&D Services — 0.2%
ABB, Ltd.	7,480	134,131
Keller Group PLC	4,339	76,419
Linde AG	2,029	209,610
SembCorp Industries, Ltd.	35,000	87,628
URS Corp.†	1,600	68,560
		576,348
Engines-Internal Combustion — 0.3%
Cummins, Inc.	8,250	974,985
Enterprise Software/Service — 0.9%
BEA Systems, Inc.†	34,450	433,381
BMC Software, Inc.†	8,400	270,480
Hyperion Solutions Corp.†	4,225	151,846
MicroStrategy, Inc., Class A†	2,600	296,426
Oracle Corp.†	86,300	1,479,182
Packeteer, Inc.†	8,600	116,960
Sybase, Inc.†	21,300	526,110
SYNNEX Corp.†	4,400	96,536
		3,370,921
Entertainment Software — 0.0%
The9 Ltd. ADR†	3,690	118,892
Environmental Monitoring & Detection — 0.0%
Clean Harbors, Inc.†	3,000	145,230
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	3,300	109,989
Finance-Commercial — 0.2%
CapitalSource, Inc.	23,606	644,680
Finance-Consumer Loans — 0.2%
ASTA Funding, Inc.	10,000	304,400
Provident Financial PLC	16,965	233,021

World Acceptance Corp.†	6,200	291,090
		828,511
Finance-Credit Card — 0.1%
Advanta Corp., Class B	1,600	69,808
CompuCredit Corp.†	2,800	111,468
		181,276
Finance-Investment Banker/Broker — 2.6%
Citigroup, Inc.	54,201	3,018,996
Credit Suisse Group	869	60,798
Goldman Sachs Group, Inc.	8,600	1,714,410
Greenhill & Co., Inc.	1,900	140,220
Investment Technology Group, Inc.†	3,800	162,944
J.P. Morgan Chase & Co.	20,740	1,001,742
Knight Capital Group, Inc., Class A†	7,500	143,775
Lehman Brothers Holdings, Inc.	14,600	1,140,552
Macquarie Bank, Ltd.	4,327	269,587
Merrill Lynch & Co., Inc.	6,100	567,910
Morgan Stanley	15,700	1,278,451
Raymond James Financial, Inc.	18,653	565,372
SWS Group, Inc.	4,700	167,790
UBS AG	2,652	161,166
		10,393,713
Finance-Leasing Company — 0.3%
ORIX Corp.	3,800	1,100,038
Finance-Mortgage Loan/Banker — 0.4%
Accredited Home Lenders Holding Co.†	6,050	165,044
Countrywide Financial Corp.	15,450	655,852
IndyMac Bancorp, Inc.	12,300	555,468
		1,376,364
Finance-Other Services — 0.6%
Deutsche Boerse AG	734	135,086
Grupo Financiero Banorte SA de CV	17,400	68,034
International Securities Exchange Holdings, Inc.	2,900	135,691
London Stock Exchange Group PLC	22,472	576,403
Man Group PLC	158,474	1,622,053
		2,537,267
Financial Guarantee Insurance — 0.3%
MGIC Investment Corp.	6,400	400,256
PMI Group, Inc.	4,300	202,831
Radian Group, Inc.	7,200	388,152
Triad Guaranty, Inc.†	3,200	175,584
		1,166,823
Fishery — 0.1%
Toyo Suisan Kaisha, Ltd.	30,000	480,736
Food-Baking — 0.1%
Flowers Foods, Inc.	8,300	224,017
Food-Catering — 0.1%
Compass Group PLC	10,271	58,321
Sodexho Alliance SA	2,033	127,554
		185,875
Food-Dairy Products — 0.2%
Meiji Dairies Corp.	92,000	724,373
Parmalat SpA†	9,013	38,786
		763,159
Food-Meat Products — 0.0%
Perdigao SA	9,200	129,097
Food-Misc. — 0.6%
Electric Power Development Co., Ltd.	15,700	691,299
General Mills, Inc.	9,400	541,440
Kellogg Co.	7,250	362,935
Nestle SA	312	110,871
Ralcorp Holdings, Inc.†	2,600	132,314
Seaboard Corp.	70	123,550
Unilever NV	6,720	183,624
Universal Robina Corp.(3)	389,020	152,673
		2,298,706
Food-Retail — 0.6%
Colruyt SA	933	199,274
Koninklijke Ahold NV†	12,104	128,782
Kroger Co.	18,800	433,716
Safeway, Inc.	18,000	622,080
Woolworths, Ltd.	59,730	1,126,834
		2,510,686
Food-Wholesale/Distribution — 0.1%
Jeronimo Martins SGPS SA	3,218	72,215
Nash Finch Co.	12,200	333,060
Spartan Stores, Inc.†	4,900	102,557
		507,832
Footwear & Related Apparel — 0.3%
Deckers Outdoor Corp.†	7,200	431,640
Skechers USA, Inc., Class A†	8,500	283,135
Steven Madden, Ltd.	8,700	305,283
Wolverine World Wide, Inc.	3,700	105,524
		1,125,582
Gambling (Non-Hotel) — 0.2%
William Hill PLC	74,986	927,919
Garden Products — 0.1%
Toro Co.	5,800	270,454
Gas-Distribution — 0.4%
Energen Corp.	19,200	901,248
Nicor, Inc.	3,100	145,080
Osaka Gas Co., Ltd.	143,000	532,322
		1,578,650
Health Care Cost Containment — 0.4%
Healthspring, Inc.†	8,200	166,870
McKesson Corp.	24,900	1,262,430
		1,429,300
Home Furnishings — 0.1%
American Woodmark Corp.	5,500	230,175
Kimball International, Inc., Class B	3,500	85,050
Nobia AB	1,530	58,890
Tempur-Pedic International, Inc.†	9,500	194,370
		568,485

Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc.†	2,200	87,010
Human Resources — 0.3%
Administaff, Inc.	3,400	145,418
AMN Healthcare Services, Inc.†	6,500	179,010
Heidrick & Struggles International, Inc.†	2,700	114,372
Korn/Ferry International†	7,700	176,792
Labor Ready, Inc.†	12,800	234,624
Manpower, Inc.	2,100	157,353
Robert Half International, Inc.	7,300	270,976
		1,278,545
Import/Export — 0.2%
Itochu Corp.	72,000	591,101
Marubeni Corp.	43,000	218,243
		809,344
Independent Power Producer — 0.0%
Ormat Technologies, Inc.	2,615	96,284
Industrial Automated/Robotic — 0.1%
Nordson Corp.	5,300	264,099
Rockwell Automation, Inc.	2,428	148,302
		412,401
Instruments-Scientific — 0.5%
Applera Corp.	26,300	964,947
FEI Co.†	9,500	250,515
PerkinElmer, Inc.	6,300	140,049
Varian, Inc.†	5,700	255,303
Waters Corp.†	7,300	357,481
		1,968,295
Insurance-Life/Health — 0.2%
AMP, Ltd.	7,658	61,053
China Life Insurance Co.†	278,000	150,155
CIGNA Corp.	2,200	289,454
Nationwide Financial Services, Inc., Class A	4,000	216,800
		717,462
Insurance-Multi-line — 1.2%
Aegon NV	14,512	276,621
Allianz SE	5,128	1,047,604
American Financial Group, Inc.	15,375	552,116
Assurant, Inc.	3,500	193,375
Corp Mapfre SA	126,939	573,075
ING Groep NV	20,178	894,702
Loews Corp.	2,000	82,940
Zurich Financial Services AG	4,374	1,177,409
		4,797,842
Insurance-Property/Casualty — 1.7%
Admiral Group PLC	3,004	64,641
American Physicians Capital, Inc.†	2,000	80,080
Argonaut Group, Inc.†	7,200	250,992
Chubb Corp.	11,700	619,047
Commerce Group, Inc.	11,500	342,125
EMC Insurance Group, Inc.	2,000	68,240
FBD Holdings PLC	1,112	60,624
First American Corp.	3,500	142,380
LandAmerica Financial Group, Inc.	3,900	246,129
Navigators Group, Inc.†	2,900	139,722
Ohio Casualty Corp.	9,100	271,271
Philadelphia Consolidated Holding Corp.†	11,500	512,440
QBE Insurance Group, Ltd.	21,814	496,765
SAFECO Corp.	16,700	1,044,585
Safety Insurance Group, Inc.	4,800	243,408
SeaBright Insurance Holdings, Inc.†	7,800	140,478
Selective Insurance Group, Inc.	3,100	177,599
W.R. Berkley Corp.	32,637	1,126,303
Zenith National Insurance Corp.	16,470	772,608
		6,799,437
Insurance-Reinsurance — 0.1%
Muenchener Rueckversicherungs-Gesellschaft AG	1,160	199,707
Internet Application Software — 0.1%
RealNetworks, Inc.†	39,100	427,754
WebEx Communications, Inc.†	3,300	115,137
		542,891
Internet Content-Information/News — 0.1%
InfoSpace, Inc.†	6,300	129,213
TheStreet.com, Inc.	14,000	124,600
		253,813
Internet Infrastructure Equipment — 0.0%
Avocent Corp.†	4,500	152,325
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,400	103,894
Internet Security — 0.2%
Blue Coat Systems, Inc.†	4,800	114,960
SonicWALL, Inc.†	39,300	330,906
VASCO Data Security International, Inc.†	12,400	146,940
		592,806
Internet Telephone — 0.1%
j2 Global Communications, Inc.†	8,002	218,055
Investment Companies — 0.1%
Harris & Harris Group, Inc.†	10,600	128,154
MCG Capital Corp.	7,300	148,336
		276,490
Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.†	1,900	199,747
Ameriprise Financial, Inc.	11,100	604,950
Ashmore Group PLC†(3)	15,100	76,502
Calamos Asset Management, Inc., Class A	12,800	343,424
Julius Baer Holdings, Ltd., Class B	540	59,473
Schroders PLC	7,489	163,644
		1,447,740
Lasers-System/Components — 0.1%
II-VI, Inc.†	3,000	83,820
Rofin-Sinar Technologies, Inc.†	3,700	223,702
		307,522

Leisure Products — 0.0%
Multimedia Games, Inc.†	16,150	155,040
Lighting Products & Systems — 0.0%
Zumtobel AG†	1,768	56,432
Machinery-Construction & Mining — 0.2%
Terex Corp.†	13,700	884,746
Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	1,700	87,363
Schneider Electric SA	486	53,954
		141,317
Machinery-Farming — 0.0%
AGCO Corp.†	4,800	148,512
Machinery-General Industrial — 1.1%
Alstom†	909	123,232
Andritz AG	4,408	956,026
Applied Industrial Technologies, Inc.	11,100	292,041
Flow International Corp.†	15,000	165,300
MAN AG	3,676	332,202
Manitowoc Co., Inc.	2,600	154,518
Rieter Holding AG	4,022	2,104,247
Shanghai Prime Machinery Co., Ltd.†(3)	410,000	142,319
Sumitomo Heavy Industries, Ltd.	10,000	105,038
Wabtec Corp.	3,400	103,292
		4,478,215
Machinery-Material Handling — 0.1%
Cascade Corp.	2,500	132,250
NACCO, Industries, Inc., Class A	700	95,620
		227,870
Medical Imaging Systems — 0.0%
Vital Images, Inc.†	3,200	111,360
Medical Instruments — 0.1%
Intuitive Surgical, Inc.†	700	67,130
Techne Corp.†	2,400	133,080
		200,210
Medical Laser Systems — 0.1%
Candela Corp.†	10,575	130,813
LCA-Vision, Inc.	2,000	68,720
Palomar Medical Technologies, Inc.†	2,500	126,675
		326,208
Medical Products — 1.1%
Becton, Dickinson & Co.	18,800	1,318,820
China Medical Technologies, Inc. ADR†	4,400	119,108
Haemonetics Corp.†	5,550	249,861
Johnson & Johnson	26,300	1,736,326
Luminex Corp.†	4,300	54,610
Mentor Corp.	3,100	151,497
Nobel Biocare Holding AG	444	131,269
Terumo Corp.	2,800	110,113
Vital Signs, Inc.	1,500	74,880
West Pharmaceutical Services, Inc.	2,700	138,321
Zoll Medical Corp.†	5,400	314,496
		4,399,301
Medical-Biomedical/Gene — 0.5%
Amgen, Inc.†	13,700	935,847
Bio-Rad Laboratories, Inc., Class A†	2,700	222,804
Digene Corp.†	2,900	138,968
Enzon Pharmaceuticals, Inc.†	4,100	34,891
Illumina, Inc.†	2,800	110,068
LifeCell Corp.†	5,000	120,700
Millennium Pharmaceuticals, Inc.†	23,100	251,790
Regeneron Pharmaceuticals, Inc.†	4,400	88,308
Savient Pharmaceuticals, Inc.†	18,900	211,869
		2,115,245
Medical-Drugs — 3.1%
Abbott Laboratories	4,900	238,679
Astellas Pharma, Inc.	4,600	209,117
AstraZeneca PLC(1)	26,504	1,423,995
Bristol-Myers Squibb Co.	7,250	190,820
Daiichi Sankyo Co., Ltd.	5,300	165,674
Eli Lilly & Co.	8,500	442,850
Forest Laboratories, Inc.†	6,100	308,660
GlaxoSmithKline PLC	42,544	1,119,568
Kaken Pharmaceutical Co., Ltd.	29,000	226,385
King Pharmaceuticals, Inc.†	29,000	461,680
Labopharm, Inc.†	6,800	39,916
Ligand Pharmaceuticals, Inc., Class B†	5,200	56,940
Merck & Co., Inc.	32,450	1,414,820
New River Pharmaceuticals, Inc.†	1,300	71,123
Novartis AG	2,787	160,679
Ono Pharmaceutical Co., Ltd.	1,200	63,325
Pain Therapeutics, Inc.†	10,100	89,890
Pfizer, Inc.(1)	30,500	789,950
Prestige Brands Holdings, Inc.†	14,904	194,050
Roche Holding AG	6,876	1,232,996
Salix Pharmaceuticals, Ltd.†	9,071	110,394
Sanofi-Aventis	1,213	112,005
Schering AG	2,177	290,766
Schering-Plough Corp.	50,100	1,184,364
Sciele Pharma, Inc.†	11,600	278,400
Taisho Pharmaceutical Co., Ltd.	19,000	345,658
ViroPharma, Inc.†	7,200	105,408
Wyeth	19,800	1,008,216
		12,336,328
Medical-Generic Drugs — 0.2%
Alpharma, Inc., Class A	7,200	173,520
Mayne Pharma, Ltd.†	65,461	210,304
Teva Pharmaceutical Industries, Ltd. ADR	10,414	323,667
		707,491
Medical-HMO — 1.3%
Aetna, Inc.	18,700	807,466
AMERIGROUP Corp.†	5,400	193,806
Coventry Health Care, Inc.†	12,450	623,122
Humana, Inc.†	14,700	813,057
Magellan Health Services, Inc.†	8,800	380,336
Molina Healthcare, Inc.†	5,100	165,801
Sierra Health Services, Inc.†	22,600	814,504
UnitedHealth Group, Inc.	17,800	956,394
WellCare Health Plans, Inc.†	5,900	406,510
		5,160,996

Medical-Nursing Homes — 0.1%
Genesis HealthCare Corp.†	4,200	198,366
Medical-Outpatient/Home Medical — 0.0%
Apria Healthcare Group, Inc.†	4,600	122,590
Medical-Wholesale Drug Distribution — 0.1%
Alfresa Holdings Corp.	2,500	151,044
Celesio AG	2,876	154,288
MEDICEO Holdings Co., Ltd.	9,600	181,909
		487,241
Metal Processors & Fabrication — 0.1%
Lupatech SA†	9,104	136,358
Mueller Industries, Inc.	2,600	82,420
Quanex Corp.	4,250	147,007
Timken Co.	4,200	122,556
		488,341
Metal-Copper — 0.2%
Phelps Dodge Corp.	4,800	574,656
Southern Copper Corp.	5,900	317,951
		892,607
Metal-Diversified — 0.1%
Hecla Mining Co.†	13,500	103,410
Zinifex, Ltd.	6,779	100,545
		203,955
Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.	2,800	135,632
Novolipetsk Steel GDR	9,174	213,296
		348,928
Mining — 0.1%
Gold Fields, Ltd.	1,031	19,515
Gold Fields, Ltd. ADR	9,100	171,808
PAN American Silver Corp.†	4,900	123,333
		314,656
Miscellaneous Manufacturing — 0.1%
Freightcar America, Inc.	5,800	321,610
Motion Pictures & Services — 0.1%
Macrovision Corp.†	11,500	324,990
Motorcycle/Motor Scooter — 0.0%
Piaggio & C SpA	21,090	87,556
Multimedia — 1.2%
McGraw-Hill Cos., Inc.	17,800	1,210,756
Time Warner, Inc.	90,250	1,965,645
Viacom, Inc., Class B†	2,300	94,369
Vivendi Universal SA	17,990	703,169
Walt Disney Co.	18,750	642,563
		4,616,502
Music — 0.1%
Warner Music Group Corp.	18,400	422,280
Networking Products — 0.9%
Acme Packet, Inc.†	9,300	191,952
Anixter International, Inc.†	2,000	108,600
Cisco Systems, Inc.†	72,350	1,977,326
D-Link Corp.	125,000	163,802
NTT Data Corp.	126	631,032
Polycom, Inc.†	9,600	296,736
		3,369,448
Non-Ferrous Metals — 0.1%
Grupo Mexico SA de CV, Class B	40,700	149,192
USEC, Inc.†	18,400	234,048
		383,240
Office Automation & Equipment — 0.3%
Canon, Inc.	15,600	878,282
Global Imaging Systems, Inc.†	3,500	76,825
Oce NV	12,056	197,181
		1,152,288
Office Furnishings-Original — 0.1%
Herman Miller, Inc.	14,800	538,128
Office Supplies & Forms — 0.1%
John H. Harland Co.	5,900	296,180
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	4,600	112,562
Patterson-UTI Energy, Inc.	5,800	134,734
		247,296
Oil Companies-Exploration & Production — 0.4%
Harvest Natural Resources, Inc.†	11,800	125,434
Houston Exploration Co.†	1,700	88,026
OAO Gazprom	21,485	247,077
OAO Gazprom ADR	16,881	776,526
Unit Corp.†	2,300	111,435
Vaalco Energy, Inc.†	13,700	92,475
		1,440,973
Oil Companies-Integrated — 4.4%
BP PLC	80,783	897,633
Chevron Corp.(1)	25,900	1,904,427
China Petroleum & Chemical Corp., Class H	438,000	405,436
ConocoPhillips	13,886	999,098
Eni SpA	40,229	1,353,098
Exxon Mobil Corp.	70,580	5,408,545
LUKOIL	3,733	328,317
LUKOIL ADR	4,360	381,064
Marathon Oil Corp.	11,400	1,054,500
MOL Hungarian Oil and Gas Nyrt.	559	63,400
Norsk Hydro ASA	20,315	630,445
Occidental Petroleum Corp.	7,700	375,991
Petroleo Brasileiro SA ADR	3,831	394,555
Repsol YPF SA	8,302	287,127
Royal Dutch Shell PLC, Class B	42,165	1,477,808
Sasol, Ltd.	9,795	361,437
Statoil ASA	35,250	934,222
Total SA	3,454	249,174
		17,506,277
Oil Field Machinery & Equipment — 0.1%
Lone Star Technologies, Inc.†	4,200	203,322
Lufkin Industries, Inc.	1,800	104,544
		307,866
Oil Refining & Marketing — 0.6%
Alon USA Energy, Inc.	8,200	215,742
Frontier Oil Corp.	20,700	594,918

Holly Corp.	8,800	452,320
Sunoco, Inc.	14,600	910,456
Western Refining, Inc.	5,900	150,214
		2,323,650
Oil-Field Services — 0.2%
Core Laboratories NV†	2,900	234,900
Matrix Service Co.†	9,200	148,120
Oil States International, Inc.†	2,200	70,906
Saipem SpA	5,589	145,637
Trico Marine Services, Inc.†	5,300	203,043
		802,606
Paper & Related Products — 0.2%
Rayonier, Inc.	15,050	617,803
Patient Monitoring Equipment — 0.0%
Mindray Medical International, Ltd.† ADR	884	21,145
Pharmacy Services — 0.1%
Mayne Group, Ltd.	59,148	177,416
Photo Equipment & Supplies — 0.0%
Konica Minolta Holdings, Inc.†	4,000	56,468
Pipelines — 0.2%
Dynegy, Inc., Class A†	1,580	11,439
National Fuel Gas Co.	9,000	346,860
Questar Corp.	5,700	473,385
		831,684
Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	5,500	103,785
Printing-Commercial — 0.1%
Consolidated Graphics, Inc.†	4,100	242,187
Protection/Safety — 0.0%
Landauer, Inc.	2,100	110,187
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	4,300	165,421
Scholastic Corp.†	3,200	114,688
		280,109
Publishing-Newspapers — 0.1%
Daily Mail & General Trust	18,084	253,879
Schibsted ASA	1,300	46,494
		300,373
Publishing-Periodicals — 0.1%
Emap PLC	12,088	191,122
Idearc, Inc.†	2,012	57,644
United Business Media PLC	10,302	139,787
		388,553
Radio — 0.1%
Citadel Broadcasting Corp.†	10,400	103,584
Cumulus Media, Inc., Class A†	8,800	91,432
Westwood One, Inc.	21,900	154,614
		349,630
Real Estate Investment Trusts — 1.1%
American Home Mtg. Investment Corp.	12,250	430,220
Anthracite Capital, Inc.	16,100	204,953
AvalonBay Communities, Inc.	1,400	182,070
Boston Properties, Inc.	1,000	111,880
Capital Trust, Inc., Class A	1,900	94,886
CBL & Associates Properties, Inc.	2,300	99,705
DiamondRock Hospitality Co.	6,100	109,861
Digital Realty Trust, Inc.	5,400	184,842
Entertainment Properties Trust	5,200	303,888
Equity One, Inc.	3,000	79,980
Home Properties, Inc.	4,700	278,569
Lexington Corporate Properties Trust	4,600	103,132
LTC Properties, Inc.	7,100	193,901
Medical Properties Trust, Inc.	11,900	182,070
National Health Investors, Inc.	4,000	132,000
New Century Financial Corp	4,300	135,837
Newcastle Investment Corp.	4,800	150,336
Newkirk Realty Trust, Inc.†	6,300	113,652
NorthStar Realty Finance Corp.	21,100	349,627
Omega Healthcare Investors, Inc.	6,700	118,724
Post Properties, Inc.	2,900	132,530
PS Business Parks, Inc.	1,665	117,732
RAIT Investment Trust	7,850	270,668
Redwood Trust, Inc.	2,200	127,776
Saul Centers, Inc.	2,000	110,380
Winthrop Realty Trust	21,000	143,850
		4,463,069
Real Estate Management/Services — 0.8%
CB Richard Ellis Group, Inc., Class A†	49,900	1,656,680
Daito Trust Construction Co., Ltd.	7,200	330,339
Growthpoint Properties, Ltd.(4)	86,700	152,675
Jones Lang LaSalle, Inc.	10,000	921,700
LPS Brasil Consultoria de Imoveis SA†	9,700	106,693
		3,168,087
Real Estate Operations & Development — 0.5%
Avatar Holdings, Inc.†	1,300	105,105
Ayala Land, Inc.	431,600	134,187
Emaar Properties	73,796	245,126
Gagfah SA(3)	875	27,756
Globe Trade Centre SA†	15,348	212,513
Hopson Development Holdings, Ltd.	44,000	124,449
LPN Development PCL	632,800	99,963
Metrovacesa SA	3,163	536,528
Mirland Development Corp. PLC†(3)	10,854	105,198
Mitsui Fudosan Co., Ltd.	3,000	73,232
SP Setia Bhd	149,800	216,548
		1,880,605
Recreational Vehicles — 0.2%
Yamaha Motor Co., Ltd.	21,600	678,829
Rental Auto/Equipment — 0.1%
Rent-A-Center, Inc.†	6,300	185,913
Research & Development — 0.1%
Albany Molecular Research, Inc.†	5,200	54,912
Parexel International Corp.†	9,200	266,524
		321,436
Retail-Apparel/Shoe — 1.4%
Aeropostale, Inc.†	5,000	154,350
American Eagle Outfitters, Inc.	18,900	589,869

AnnTaylor Stores Corp.†	3,600	118,224
Brown Shoe Co., Inc.	3,100	147,994
Buckle, Inc.	4,201	213,621
Cato Corp., Class A	4,900	112,259
Charlotte Russe Holding, Inc.†	9,400	289,050
Claire’s Stores, Inc.	3,700	122,618
Dress Barn, Inc.†	15,300	356,949
DSW, Inc., Class A†	4,400	169,708
Genesco, Inc.†	3,700	138,010
Hennes & Mauritz AB, Class B	1,250	63,176
Industria de Diseno Textil SA	9,680	521,473
Men’s Wearhouse, Inc.	4,000	153,040
Next PLC	12,105	426,629
Nordstrom, Inc.	28,800	1,420,992
Payless ShoeSource, Inc.†	15,200	498,864
Tween Brands, Inc.†	4,800	191,664
		5,688,490
Retail-Auto Parts — 0.0%
Autobacs Seven Co., Ltd.	3,300	120,625
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.†	1,600	82,752
SA D’Ieteren NV	536	190,825
		273,577
Retail-Bedding — 0.0%
Select Comfort Corp.†	5,900	102,601
Retail-Building Products — 0.2%
Home Depot, Inc.	3,000	120,480
Lowe’s Cos., Inc.	14,700	457,905
		578,385
Retail-Computer Equipment — 0.0%
Positivo Informatica SA†(3)	10,600	114,112
Retail-Convenience Store — 0.1%
The Pantry, Inc.†	10,400	487,136
Retail-Discount — 0.4%
BJ’s Wholesale Club, Inc.†	3,600	111,996
Costco Wholesale Corp.	4,300	227,341
Dollar Tree Stores, Inc.†	11,600	349,160
TJX Cos., Inc.	5,300	151,156
Wal-Mart Stores, Inc.	17,600	812,768
		1,652,421
Retail-Drug Store — 0.1%
Longs Drug Stores Corp.	11,700	495,846
Retail-Jewelry — 0.0%
Compagnie Financiere Richemont AG(4)	1,044	60,832
Retail-Major Department Stores — 0.3%
Home Retail Group	17,859	143,368
Lotte Shopping Co., Ltd.	351	145,684
Marks & Spencer Group PLC	51,628	724,799
		1,013,851
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	8,500	324,445
Retail-Pubs — 0.0%
Punch Taverns PLC	2,991	74,903
Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	2,600	90,922
Retail-Restaurants — 1.1%
Autogrill SpA	21,366	392,884
Brinker International, Inc.†	7,650	230,724
CBRL Group, Inc.	7,000	313,320
CEC Entertainment, Inc.†	3,100	124,775
CKE Restaurants, Inc.	14,500	266,800
Darden Restaurants, Inc.	11,900	478,023
Domino’s Pizza, Inc.	10,000	280,000
IHOP Corp.	1,800	94,860
Jack in the Box, Inc.†	6,900	421,176
McDonald’s Corp.	19,400	860,002
Papa John’s International, Inc.†	7,100	205,971
Ruby Tuesday, Inc.	6,800	186,592
Starbucks Corp.†	6,700	237,314
Yum! Brands, Inc.	4,750	279,300
		4,371,741
Rubber-Tires — 0.1%
Continental AG	4,448	517,286
Rubber/Plastic Products — 0.1%
Ansell, Ltd.	27,237	241,870
PW Eagle, Inc.	7,400	255,300
		497,170
Savings & Loans/Thrifts — 0.5%
BankUnited Financial Corp. Class A	4,200	117,432
Downey Financial Corp.	3,500	254,030
FirstFed Financial Corp.†	6,800	455,396
ITLA Capital Corp.†	1,600	92,656
PFF BanCorp., Inc.	2,400	82,824
Sterling Financial Corp.†	5,100	172,431
Washington Mutual, Inc.	16,500	750,585
		1,925,354
Schools — 0.0%
New Oriental Education & Technology Group, Inc.†	1,320	44,273
Universal Technical Institute, Inc.†	5,300	117,713
		161,986
Seismic Data Collection — 0.1%
Input/Output, Inc.†	21,500	293,045
Semiconductor Equipment — 0.1%
Asyst Technologies, Inc.†	12,700	92,837
Varian Semiconductor Equipment Associates, Inc.†	2,100	95,592
Veeco Instruments, Inc.†	11,800	221,014
		409,443
Semiconductors Components-Intergrated Circuits — 0.4%
Atmel Corp.†	126,700	766,535
Emulex Corp.†	5,100	99,501
Greatek Electronics, Inc.	140,283	185,767
Himax Technologies, Inc. ADR†	17,621	84,052
Micrel, Inc.†	9,700	104,566
NEC Electronics Corp.†	3,100	90,652
Novatek Microelectronics Corp., Ltd.	37,000	167,485
		1,498,558

Shipbuilding — 0.0%
Hyundai Mipo Dockyard Co., Ltd.	1,020	130,516
Soap & Cleaning Preparation — 0.1%
Henkel KGaA	853	125,527
Reckitt Benckiser PLC	5,343	244,174
		369,701
Software Tools — 0.0%
Altiris, Inc.†	3,900	98,982
Steel Pipe & Tube — 0.1%
TMK OAO GDR†*(3)	1,628	56,980
Vallourec SA	349	101,492
Valmont Industries, Inc.	3,300	183,117
		341,589
Steel-Producers — 1.6%
AK Steel Holding Corp.†	14,900	251,810
Algoma Steel, Inc.†	1,840	51,911
BlueScope Steel, Ltd.	23,202	157,871
Carpenter Technology Corp.	4,400	451,088
Chaparral Steel Co.	5,800	256,766
China Steel Corp.	207,490	220,321
JFE Holdings, Inc.	5,000	257,552
Kobe Steel, Ltd.	196,000	671,972
Mittal Steel Co NV	33,486	1,413,618
Nucor Corp.	13,100	716,046
POSCO	1,051	349,203
Rautaruukki Oyj	9,500	378,096
Steel Dynamics, Inc.	2,300	74,635
Steel Technologies, Inc.	3,900	68,445
Tenaris SA ADR	3,270	163,140
Voestalpine AG	16,768	946,697
		6,429,171
Steel-Specialty — 0.0%
Oregon Steel Mills, Inc.†	2,600	162,266
Telecom Equipment-Fiber Optics — 0.0%
C-COR, Inc.†	11,800	131,452
Telecom Services — 0.3%
Commonwealth Telephone Enterprises, Inc.	3,500	146,510
Comstar United Telesystems GDR†*(3)	3,820	32,088
Embarq Corp.	3,152	165,669
Globe Telecom, Inc.	5,095	128,284
Lightbridge, Inc.†	6,900	93,426
Premiere Global Services, Inc.†	30,000	283,200
PT Telekomunikasi Indonesia	133,000	149,363
SAVVIS, Inc.†	3,600	128,556
USA Mobility, Inc.†	8,800	196,856
		1,323,952
Telecommunication Equipment — 0.1%
Arris Group, Inc.†	16,100	201,411
CommScope, Inc.†	3,900	118,872
Nice Systems, Ltd. ADR†	3,100	95,418
		415,701
Telephone-Integrated — 2.2%
AT&T, Inc.(1)	31,104	1,111,968
Axtel SA de CV†	109,063	333,156
Belgacom SA	4,410	194,261
BellSouth Corp.†	16,250	765,537
China Netcom Group Corp. Hong Kong, Ltd.	135,500	363,212
CT Communications, Inc.	13,400	307,128
Deutsche Telekom AG	7,598	138,812
Deutsche Telekom AG ADR	13,200	240,240
France Telecom SA	9,773	270,273
Golden Telecom, Inc.	3,200	149,888
Koninklijke (Royal) KPN NV	39,429	560,560
Nippon Telegraph and Telephone Corp.	132	649,990
Sprint Corp.	58,550	1,106,009
Telecom Egypt	75,083	186,680
Telefonica SA	22,168	471,717
Telekom Austria AG	4,088	109,546
Telkom SA, Ltd.	7,664	154,619
Verizon Communications, Inc.	40,250	1,498,910
Windstream Corp.	11,800	167,796
		8,780,302
Television — 0.2%
British Sky Broadcasting Group PLC	28,275	288,992
CTC Media, Inc.†	7,200	172,872
Mediaset SpA	15,376	182,471
Modern Times Group AB†	1,350	88,739
Societe Television Francaise 1	5,470	202,973
		936,047
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	2,900	118,900
Textile-Products — 0.0%
Toray Industries, Inc.	9,000	67,459
Therapeutics — 0.2%
Gilead Sciences, Inc.†	7,650	496,715
ImClone Systems, Inc.†	4,600	123,096
Neurocrine Biosciences, Inc.†	6,300	65,646
United Therapeutics Corp.†	1,900	103,303
		788,760
Tobacco — 1.7%
Altria Group, Inc.(1)	23,000	1,973,860
American Physicians Capital, Inc.	31,119	870,704
Imperial Tobacco Group PLC	6,311	248,375
Japan Tobacco, Inc.	261	1,261,081
Loews Corp. - Carolina Group	2,100	135,912
Reynolds American, Inc.	19,800	1,296,306
Swedish Match AB	24,700	461,821
UST, Inc.	6,850	398,670
Vector Group, Ltd.	5,400	95,850
Vector, Ltd.	67,992	120,717
		6,863,296
Tools-Hand Held — 0.0%
Makita Corp.	1,600	49,074
Snap-on, Inc.	2,200	104,808
		153,882
Toys — 0.2%
Hasbro, Inc.	7,500	204,375
JAKKS Pacific, Inc.†	11,600	253,344
Marvel Entertainment, Inc.†	4,600	123,786

Mattel, Inc.	12,700	287,782
		869,287
Transactional Software — 0.0%
Transaction Systems Architects, Inc.†	3,600	117,252
Transport-Air Freight — 0.0%
EGL, Inc.†	5,100	151,878
Transport-Marine — 0.2%
Bergesen Worldwide Gas ASA	5,755	76,146
Neptune Orient Lines, Ltd.	128,000	174,422
Orient Overseas International, Ltd.	65,800	418,742
Overseas Shipholding Group, Inc.	4,600	258,980
		928,290
Transport-Rail — 0.5%
Burlington Northern Santa Fe Corp.	3,200	236,192
Central Japan Railway Co.	99	1,023,234
East Japan Railway Co.	7	46,763
Norfolk Southern Corp.	12,800	643,712
		1,949,901
Transport-Services — 0.4%
Arriva PLC	17,545	262,458
FedEx Corp.	3,000	325,860
Hub Group, Inc., Class A†	6,900	190,095
Kuehne & Nagel International AG	487	35,431
Laidlaw International, Inc.	13,800	419,934
National Express Group PLC	12,113	268,005
Oesterreichische Post AG†	1,823	86,873
		1,588,656
Transport-Truck — 0.1%
Arkansas Best Corp.	2,500	90,000
Saia, Inc.†	6,000	139,260
		229,260
Travel Services — 0.2%
First Choice Holidays PLC	44,800	249,998
Kuoni Reisen Holding AG†	813	435,023
		685,021
Vitamins & Nutrition Products — 0.1%
USANA Health Sciences, Inc.†	6,300	325,458
Water — 0.2%
Veolia Environnement	10,400	801,746
Web Hosting/Design — 0.0%
eCollege.com, Inc.†	6,300	98,595
Web Portals/ISP — 0.4%
EarthLink, Inc.†	14,826	105,265
Google, Inc., Class A†	300	138,144
NHN Corp†	900	110,419
Trizetto Group, Inc.†	23,200	426,184
United Internet AG	4,046	66,922
United Online, Inc.	38,700	513,936
		1,360,870
Wire & Cable Products — 0.1%
Fujikura, Ltd.	10,000	87,980
General Cable Corp.†	8,000	349,680
Insteel Industries, Inc.	6,000	106,740
		544,400
Wireless Equipment — 0.8%
Interdigital Communications Corp.†	15,700	526,735
Motorola, Inc.	29,150	599,324
Nokia Oyj	57,450	1,173,955
QUALCOMM, Inc.	10,650	402,464
RF Micro Devices, Inc.†	24,300	164,997
Telefonaktiebolaget LM Ericsson, Class B	63,773	257,572
Uniden Corp.	10,000	68,316
Wistron NeWeb Corp.	36,000	92,803
		3,286,166
X-Ray Equipment — 0.0%
Hologic, Inc.†	1,800	85,104
Total Common Stock
(cost $260,737,412)		319,874,044
PREFERRED STOCK — 0.3%
Brewery — 0.0%
Companhia De Bebidas Das Americas ADR	2,140	104,432
Diversified Minerals — 0.1%
Companhia Vale do Rio Doce ADR	8,819	231,499
Electronic Components-Semiconductors — 0.0%
Samsung Electronics Co., Ltd.	209	107,871
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	5,285	490,237
Steel-Producer — 0.1%
Usinas Siderurgicas de Minas Gerais SA, Class A	2,987	112,545
Total Preferred Stock
(cost $966,504)		1,046,584
ASSET BACKED SECURITIES — 3.8%
Diversified Financial Services — 3.8%
Aames Mtg. Investment Trust,
Series 2004-1, Class 2A1
5.69% due 01/25/35(5)	1,805	1,806
Advanta Business Card Master Trust,
Series 2004-C1, Class C
6.40% due 09/20/13(5)	65,000	66,107
Aegis Asset Backed Securities Trust,
Series 2004-6N
4.75% due 03/25/35*(2)(3)	4,265	4,168
Aegis Asset Backed Securities Trust,
Series 2004-5N
5.00% due 12/25/34*(3)	4,578	4,555
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class A2
5.69% due 12/25/34(5)	2,323	2,324

Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2005-HE1, Class A3
5.64% due 03/25/35(5)	10,144	10,152
Asset Backed Securities Corp. NIMS Trust,
Series 2005-HE2, Class A1
4.50% due 02/27/35*(2)(3)	2,069	2,050
Asset Securitization Corp.,
Series 1997-D5, Class A5
7.15% due 02/14/43(6)(7)	50,000	54,112
Banc America Mtg. Securities, Inc.,
Series 2005-E, Class 2IO
0.31% due 06/25/35(2)(6)(7)(9)	1,039,000	6,224
Banc America Mtg. Securities, Inc.,
Series 2004-D, Class 2AI0
0.42% due 05/25/34(7)(8)(9)	417,965	1,664
Banc of America Commercial Mtg., Inc.,
Series 2005-4, Class XC
0.05% due 07/10/45*(6)(7)(9)	2,513,376	18,603
Banc of America Commercial Mtg., Inc.,
Series 2005-1, Class XW
0.10% due 11/10/42*(6)(7)(9)	5,962,056	25,562
Banc of America Commercial Mtg., Inc.,
Series 2004-3, Class A5
5.30% due 06/10/39(6)(7)	50,000	50,381
Banc of America Commercial Mtg., Inc.,
Series 2006-5, Class A4
5.41% due 09/10/47(2)(7)	169,000	169,377
Banc of America Commercial Mtg., Inc.,
Series 2006-4, Class A4
5.63% due 07/10/46(7)	140,000	143,007
Banc of America Commercial Mtg., Inc.,
Series 2006-2, Class A4
5.74% due 05/10/45(6)(7)	125,000	129,256
Banc of America Commerical Mtg., Inc.,
Series 2004-5, Class XC
0.08% due 11/10/41*(6)(7)(9)	1,578,091	19,771
Banc of America Large Loan,
Series 2003-BBA2, Class X1A
zero coupon due 11/15/15*(6)(7)(9)	104,364	0
Banc of America Large Loan,
Series 2005-MIB1, Class K
7.35% due 03/15/22*(3)(5)(7)	93,000	93,375
Bank One Issuance Trust,
Series 2003-C4, Class C4
6.38% due 02/15/11(5)	40,000	40,475
Bay View Auto Trust,
Series 2005-LJ2, Class C
4.92% due 02/25/14	45,000	44,438
Bayview Commercial Asset Trust,
Series 2005-1A, Class IO
0.77% due 04/25/35*(2)(7)(9)	212,213	16,289
Bayview Commercial Asset Trust,
Series 2005-3A, Class IO
0.77% due 11/25/35*(2)(7)(9)	612,798	50,079
Bayview Commercial Asset Trust,
Series 2004-3, Class IO
1.60% due 01/25/35*(2)(7)(9)	178,100	13,211
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
5.65% due 04/25/35*(2)(5)(7)	38,603	38,723
Bayview Financial Acquisition Trust,
Series 2004-D, Class AIO
3.94% due 05/28/07(2)(6)(9)	287,250	4,038
Bayview Financial Acquisition Trust,
Series 2005-B ,Class AIO
4.29% due 04/28/39(2)(6)(9)	952,777	24,157
Bayview Financial Acquisition Trust,
Series 2004-D, Class A
5.74% due 08/28/44(5)	63,493	63,550
Bayview Financial Acquisition Trust,
Series 2003-F, Class A
6.10% due 09/28/43(5)	35,227	35,240
Bayview Financial Asset Trust
Series 2003-SSRA, Class A
6.05% due 10/25/38*(5)	34,964	35,155
Bayview Financial Asset Trust,
Series 2004-SSRA, Class A1
5.95% due 12/25/39*(5)	58,280	58,717
Bear Stearns Alt-A Trust,
Series 2004-9, Class 1A1
4.87% due 09/25/34(6)(7)	16,536	16,627
Bear Stearns Asset Backed Securities, Inc.
Series 2003-3, Class A2
5.94% due 06/15/43(5)	41,406	41,732
Bear Stearns Asset Backed Securities, Inc.,
Series 2005-3, Class A1
5.80% due 09/25/35(5)	58,452	58,514
Bear Stearns Commercial Mtg. Securities, Inc.
Series 2005-PW10, Class X1
0.03% due 12/11/40(9)	6,534,856	30,239
Bear Stearns Commercial Mtg. Securities, Inc.
Series 2004-T16, Class A6
4.75% due 02/13/46(6)(7)	32,000	30,881
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2005-LXR1, Class X1
0.82% due 09/15/18*(6)(7)(9)	3,513,000	8,182
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2004-PWR4, Class A3
5.47% due 06/11/41(6)(7)	32,000	32,214
Bombardier Capital Mtg. Securitization Corp.,
Series 2001-A, Class A
6.80% due 12/15/30	23,012	23,335

Capital One Multi-Asset Execution Trust,
Series 2002-C1, Class C1
8.10% due 07/15/10(5)	15,000	15,269
Carmax Auto Owner Trust,
Series 2004-2, Class D
3.67% due 09/15/11	6,354	6,254
Chase Commercial Mtg. Securities Corp.,
Series 2000-3, Class A2
7.32% due 10/15/32(7)	18,000	19,057
Chase Credit Card Master Trust,
Series 2003-3, Class C
6.43% due 10/15/10(5)	60,000	60,785
Chase Funding Net Interest Margin Trust,
Series 2004-OPT1, Class Note
4.46% due 06/27/34*(2)(3)	8,848	8,730
Citibank Credit Card Issuance Trust,
Series 2001-C1, Class C1
6.45% due 01/15/10(5)	30,000	30,270
Citigroup Commercial Mtg. Trust,
Series 2005-C3, Class XC
0.08% due 05/15/43*(6)(7)(9)	4,798,082	51,289
CNL Funding,
Series 1999-1, Class A2
7.64% due 06/18/14*(3)(7)	100,000	104,340
Commercial Mtg. Acceptance Corp.,
Series 1998-C2, Class F
5.44% due 09/15/30*(3)(6)(7)	688,000	691,498
Commercial Mtg. Acceptance Corp.,
Series 1997-ML1, Class A2
6.53% due 12/15/30(7)	22,535	22,561
Commercial Mtg. Acceptance Corp.,
Series 1997-ML1, Class A3
6.57% due 12/15/30(7)	135,000	135,410
Commercial Mtg. Pass Through Certificates,
Series 2005-LP5, Class XC
0.07% due 05/10/43*(6)(7)(9)	1,819,586	19,121
Commercial Mtg. Pass Through Certificates,
Series 2004-LB2A, Class A4
4.72% due 03/10/39(7)	590,000	568,510
Commercial Mtg. Pass Through Certificates,
Series 2004-LB3A, Class A5
5.28% due 07/10/37(6)(7)	52,000	52,287
Commercial Mtg. Pass Through Certificates,
Series 2006-CN2A, Class H
5.57% due 02/05/19*(3)(6)(7)	19,000	19,019
Commercial Mtg. Pass Through Certificates,
Series 2006-C7, Class A4
5.77% due 06/10/46(6)(7)	12,000	12,435
Commercial Mtg. Pass Through Certificates,
Series 2001-J2A, Class A2F
5.85% due 07/16/34*(5)(7)	46,000	46,650
Commercial Mtg. Trust
Series 2005-C6, Class A1 IO
0.04% due 06/10/44(9)	3,693,559	25,233
Commercial Mtg. Trust,
Series 2004-C8, Class X5
.04% due 12/10/46(2)(3)(9)	2,204,000	27,980
Conseco Finance Securitizations Corp.,
Series 2000-4, Class A6
8.31% due 05/01/32	65,000	54,335
Conseco Finance Securitizations Corp.,
Series 2001-1, Class AI0
2.50% due 07/01/32(1)(2)(9)	564,983	508
Conseco Finance Securitizations Corp.,
Series 2001-3, Class A3
5.79% due 05/01/33	3,720	3,721
Conseco Finance Securitizations Corp.,
Series 2001-1, Class A4
6.21% due 07/01/32	22,723	22,729
Conseco Finance Securitizations Corp.,
Series 2002-1, Class A
6.68% due 12/01/33	61,713	63,097
Conseco Finance Securitizations Corp.,
Series 2001-3, Class A4
6.91% due 05/01/33(10)	195,000	201,652
Conseco Finance Securitizations Corp.,
Series 2001-1, Class A5
6.99% due 07/01/32(10)	307,000	303,153
Conseco Finance Securitizations Corp.,
Series 2001-4, Class A4
7.36% due 09/01/33	187,000	189,418
Conseco Finance Securitizations Corp.,
Series 2002-2, Class AI0
8.50% due 03/01/33(2)(9)	119,720	24,897
Conseco Finance Securitizations Corp.,
Series 2002-1, Class M2
9.55% due 12/01/33(2)	59,000	36,875
Countrywide Alternative Loan Trust Pass Through,
Series 2005-24, Class IIAX
Zero Coupon due 07/20/35(2)(7)(9)	437,840	12,915
Countrywide Alternative Loan Trust Pass Through,
Series 2005-24, Class 1AX
Zero Coupon due 07/20/35(2)(7)(9)	858,521	15,067
Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A3
Zero Coupon due 05/25/36(5)(7)(9)	424,717	1,164
Countrywide Alternative Loan Trust,
Series 2006-14CB, Class A9
Zero Coupon due 06/25/36(5)(7)(9)	24,896	184

Countrywide Alternative Loan Trust,
Series 2006-19CB, Class A2
Zero Coupon due 08/25/36(5)(7)(9)	23,892	106
Countrywide Alternative Loan Trust,
Series 2006-26CB, Class A2
0.45% due 09/25/36(5)(7)(9)	60,812	113
Countrywide Asset-Backed NIM Certificates,
Series 2004-14, Class N
5.00% due 06/25/36*(2)(3)	3,388	3,329
Countrywide Home Loan Mtg. Trust, Pass Through
Series 2006-OA5, Class X
2.06% due 04/25/46(2)(6)(7)(9)	250,057	10,471
Countrywide Home Loan Mtg. Trust Pass Through,
Series 2005-2, Class 2X
zero coupon due 03/25/35(2)(7)(9)	479,641	10,942
Countrywide Home Loan Mtg. Trust Pass Through,
Series 2005-9, Class 1X
zero coupon due 05/25/35(2)(7)(9)	404,470	9,480
Countrywide Home Loan Mtg. Trust Pass Through,
Series 2005-R2, Class A3
8.00% due 06/25/35*(7)	65,202	68,149
Credit Suisse Mtg. Capital Certificates,
Series 2006-C5, Class AX
0.07% due 12/15/39(2)(3)(6)(7)(9)	1,410,000	27,842
Credit Suisse Mtg. Capital Certificates,
Series 2006-C4, Class A3
5.47% due 09/15/39(7)	275,000	276,889
Crown Castle Towers LLC,
Series 2005-1A, Class D
5.61% due 06/15/35*(3)(7)	84,000	83,560
CS First Boston Mtg. Securities Corp.,
Series 2005-C2, Class AX
0.10% due 04/15/37*(6)(7)(9)	2,416,335	36,900
CS First Boston Mtg. Securities Corp.,
Series 2003-C3, Class AX
0.41% due 05/15/38*(6)(7)(9)	1,712,318	69,838
CS First Boston Mtg. Securities Corp.,
Series 2001-CK1, Class AY
0.78% due 12/18/35*(6)(7)(9)	1,973,000	49,336
CS First Boston Mtg. Securities Corp.,
Series 2004-FR1N, Class A
5.00% due 11/27/34*(2)(3)	32,039	31,422
CS First Boston Mtg. Securities Corp.,
Series 2005-C4, Class A5
5.10% due 08/15/38(1)(6)(7)	241,000	237,159
CS First Boston Mtg. Securities Corp.,
Series 2004-C2, Class A2
5.42% due 05/15/36(6)(7)	50,000	50,230
CS First Boston Mtg. Securities Corp.,
Series 2004-TF2A, Class H
6.05% due 11/15/19*(3)(5)(7)	50,000	50,015
CS First Boston Mtg. Securities Corp.,
Series 2005-TF2A, Class J
6.25% due 09/15/20*(3)(5)(7)	62,000	62,021
CS First Boston Mtg. Securities Corp.,
Series 2004-TF2A, Class J
6.30% due 11/15/19*(3)(5)(7)	50,000	49,954
DLJ Commercial Mtg. Corp.,
Series 2000-CF1, Class A1B
7.62% due 06/10/33(7)	69,979	74,427
FFCA Secured Lending Corp.,
Series 2000-1, Class A2
7.77% due 09/18/27*(7)	91,662	94,150
Ford Credit Auto Owner Trust
Series 2004-A, Class C
4.19% due 07/15/09	50,000	49,514
Fremont NIM Trust,
Series 2004-3, Class A
4.50% due 11/27/34*(3)	230	230
GE Capital Credit Card Master Note Trust,
Series 2004-2, Class C
5.80% due 09/15/10(5)	100,000	100,206
GE Commercial Mtg. Corp. Pass Through,
Series 2005-C3, Class XC
0.04% due 07/25/45*(6)(7)(9)	11,605,296	61,029
GMAC Commercial Mtg. Securities, Inc.
Series 2006-C1, Class XC
0.04% due 11/10/45(9)	8,952,421	60,577
GMAC Commercial Mtg. Securities, Inc.
Series 1999-C3, Class F
0.10% due 05/10/43(9)	3,351,863	61,901
GMAC Commercial Mtg. Securities, Inc.,
Series 1997-C1, Class X
1.53% due 07/15/29(6)(7)(9)	1,264,493	31,387
GMAC Commercial Mtg. Securities, Inc.,
Series 2003-C3, Class A4
5.02% due 04/10/40(7)	25,000	24,612
GMAC Commercial Mtg. Securities, Inc.,
Series 2004-C2, Class A4
5.30% due 08/10/38(6)(7)	160,000	159,500
GMAC Commercial Mtg. Securities, Inc.,
Series 1999-C3, Class F
7.81% due 08/15/36(6)(7)	34,000	36,054
GMAC Mtg. Corp. Loan Trust
Series 2004-HE5, Class AI0
6.00% due 05/25/07(2)(6)(7)(9)	458,150	10,950
Granite Mtg. PLC,
Series 2002-2, Class 1C
6.63% due 01/20/43(2)(5)(7)	30,000	30,166
Granite Mtg. PLC,
Series 2003-3, Class 1C
6.82% due 01/20/44(2)(5)(7)	30,000	30,388
Green Tree Financial Corp.,
Series 1997-7, Class A8
6.86% due 07/15/29	20,270	20,820

Green Tree Financial Corp.,
Series 1999-4, Class A5
6.97% due 05/01/31	37,738	37,885
Green Tree Financial Corp.,
Series1997-6, Class A8
7.07% due 01/15/29	32,771	33,647
Green Tree Financial Corp.,
Series 1997-6, Class M1
7.21% due 01/15/29	23,000	20,263
Green Tree Financial Corp.,
Series 1995-8, Class M1
7.30% due 12/15/26	6,310	6,421
Green Tree Financial Corp.,
Series 1997-4, Class A7
7.36% due 02/15/29	28,414	29,654
Green Tree Financial Corp.,
Series 1997-6, Class A9
7.55% due 01/15/29	45,058	47,243
Green Tree Financial Corp.,
Series 1999-5, Class A5
7.86% due 03/01/30	179,000	158,890
Greenpoint Manufactured Housing,
Series 1999-5, Class A4
7.59% due 11/15/28	113,258	116,282
Greenpoint Manufactured Housing,
Series 2000-3, Class IA
8.45% due 06/20/31	49,648	43,550
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class X1
1.36% due 06/25/45(2)(7)(9)	281,181	7,864
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class XC
0.05% due 04/10/37*(7)(8)(9)	5,561,377	24,349
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.57% due 08/10/42(7)	26,000	25,244
Greenwich Capital Commercial Funding Corp.,
Series 2003-C2, Class A4
4.91% due 01/05/36(7)	26,000	25,478
GS Mtg. Securities Corp II,
Series 2006-GG8, Class A4
5.56% due 11/10/39(2)(7)	174,000	176,674
GS Mtg. Securities Corp. II,
Series 2004-C1, Class X1
0.13% due 10/10/28*(6)(7)(9)	2,065,643	15,957
GS Mtg. Securities Corp. II,
Series 2005-GG4, Class XC
0.15% due 07/10/39*(6)(7)(9)	3,124,145	61,975
GS Mtg. Securities Corp. II,
Series 2003-C1, Class X1
0.25% due 01/10/40*(3)(6)(7)(9)	1,538,284	28,378
GS Mtg. Securities Corp. II,
Series 2005-GG4, Class A4B
4.73% due 07/10/39(7)(9)	88,000	84,242
GS Mtg. Securities Corp. II,
Series 2004-GG2, Class A6
5.40% due 08/10/38(6)(7)	108,000	108,411
GS Mtg. Securities Corp. II,
Series 2003-FL6A, Class L
8.60% due 11/15/15*(3)(5)(7)	25,000	24,597
GSAMP Trust,
Series 2005-NC1N, Class Note
5.00% due 02/25/35*(2)(3)	1,490	1,487
GSMPS Mtg. Loan Trust,
Series 2005-RP2, Class 1A2
7.50% due 03/25/35*(7)	39,315	40,817
GSMPS Mtg. Loan Trust,
Series 2005-RP3, Class 1A2
7.50% due 09/25/35(7)	46,568	47,991
GSMPS Mtg. Loan Trust,
Series 2005-RP2, Class 1A3
8.00% due 03/25/35*(7)	34,776	36,396
GSMPS Mtg. Loan Trust,
Series 2005-RP3, Class 1A3
8.00% due 09/25/35(7)	56,815	58,888
GSMPS Mtg. Loan Trust,
Series 2005-RP3, Class 1A4
8.50% due 09/25/35(7)	17,976	19,108
Holmes Financing PLC,
Series 8, Class 2C
6.09% due 07/15/40(2)(5)(7)	20,000	20,004
HVB Mtg. Capital Corp.,
Series 2003-FL1A, Class K
8.20% due 09/10/22*(2)(3)(5)(7)	72,000	71,985
Hyundai Auto Receivables Trust,
Series 2004-A, Class D
4.10% due 08/15/11	63,000	62,119
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-LDP5, Class X1
0.03% due 12/15/44*(6)(7)(9)	10,512,909	48,410
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-LDP3, Class X1
0.04% due 08/15/42*(6)(7)(9)	4,019,317	31,191
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-LDP4, Class X1
0.05% due 10/15/42*(6)(7)(9)	3,344,850	30,630
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-LDP1, Class X1
0.07% due 03/15/46*(6)(7)(9)	1,118,614	10,456
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-CB12, Class X1
0.07% due 09/12/37*(6)(7)(9)	2,237,563	24,860
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-LDP2, Class X1
0.10% due 07/15/42*(6)(7)(9)	9,011,675	153,152

J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-LDP2, Class AM
4.78% due 07/15/42(7)	10,000	9,601
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2003-CB6, Class A2
5.26% due 07/12/37(7)	32,000	31,965
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2005-CB11, Class A4
5.34% due 08/12/37(6)(7)	129,000	128,919
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2006-CB14, Class AM
5.45% due 12/12/44(6)(7)	40,000	40,405
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2006-CB14, Class A4
5.48% due 12/12/44(6)(7)	185,000	186,755
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2006-CB16, Class A4
5.55% due 05/12/45(7)	191,000	193,743
J.P. Morgan Chase Commerical Mtg. Securities Corp.,
Series 2006-LDP9, Class X
0.46% due 05/15/47(2)(6)(7)(9)	1,254,000	44,680
J.P. Morgan Chase Commerical Mtg. Securities Corp.,
Series 2006-LDP9, Class A3
5.34% due 05/15/47(2)(7)	1,225,000	1,223,089
J.P. Morgan Commercial Mtg. Finance Corp.
Series 2000-C9, Class G
6.25% due 10/15/32*(3)(7)	25,000	25,543
J.P. Morgan Commercial Mtg. Finance Corp.,
Series 1997-C5, Class F
7.56% due 09/15/29(7)	27,000	29,846
LB-UBS Commercial Mtg. Trust,
Series 2006-C1, Class XCL
0.06% due 02/15/41*(6)(7)(9)	5,255,271	59,738
LB-UBS Commercial Mtg. Trust,
Series 2005-C7, Class XCL
0.08% due 11/15/40*(6)(7)(9)	5,057,660	48,560
LB-UBS Commercial Mtg. Trust,
Series 2005-C5, Class XCL
0.10% due 09/15/40*(6)(7)(9)	2,537,173	37,198
LB-UBS Commercial Mtg. Trust,
Series 2005-C2, Class XCL
0.11% due 04/15/40*(6)(7)(9)	4,984,641	52,265
LB-UBS Commercial Mtg. Trust,
Series 2005-C3, Class XCL
0.12% due 07/15/40*(6)(7)(9)	1,414,883	30,521
LB-UBS Commercial Mtg. Trust,
Series 2004-C1, Class A4
4.57% due 01/15/31(7)	22,000	21,068
LB-UBS Commercial Mtg. Trust,
Series 2004-C7, Class A6
4.79% due 10/15/29(6)(7)	35,000	33,879
LB-UBS Commercial Mtg. Trust,
Series 2005-C7, Class AM
5.26% due 11/15/40(6)(7)	110,000	109,346
Lehman ABS Manufactured Housing Contract,
Series 2001-B, Class M1
6.63% due 03/15/28	3,000	2,784
Lehman Brothers Commercial Mtg. Trust,
Series 2005-LLFA, Class J
6.15% due 07/16/18*(3)(5)(7)	19,000	18,874
Lehman Mtg. Trust,
Serie 2006-5, Class 1A3
0.05% due 09/25/36(2)(5)(7)	47,852	216
Lehman Mtg. Trust,
Series 2006-5, Class 2A2
1.80% due 09/25/36(2)(5)(7)(9)	162,434	7,628
Marriott Vacation Club Owner Trust,
Series 2002-1A, Class A1
6.05% due 12/20/24*(5)	21,796	21,970
Master Adjustable Rate Mtgs. Trust,
Series 2005-2, Class 7AX
0.17% due 03/25/35(6)(7)(9)	205,038	576
Master Adjustable Rate Mtgs. Trust,
Series 2004-3, Class 4AX
1.42% due 04/25/34(7)(9)(10)	83,053	2,729
Master Reperforming Loan Trust,
Series 2005-1, Class 1A4
7.50% due 08/25/34*(7)	47,609	49,432
Master Reperforming Loan Trust,
Series 2005-2, Class 1A3
7.50% due 05/25/35*(2)(7)	51,854	53,952
Mastr Adjustable Rate Mtg. Trust,
Series 2004-7, Class 2A1
4.71% due 08/25/34(6)(7)	42,423	42,382
MBNA Credit Card Master Note Trust,
Series 2003-C5, Class C5
6.53% due 11/15/10(5)	60,000	60,823
Merit Securities Corp.,
Series 11PA, Class 3A1
5.97% due 04/28/27*(5)(7)	87,344	88,242
Merrill Lynch CFC Commercial Mtg.
0.48% due 12/12/49	2,740,000	41,553
Merrill Lynch Mtg. Investors, Inc.
Series 2005-LC1, Class XA IO
0.11% due 01/12/44	1,144,707	10,799
Merrill Lynch Mtg. Investors, Inc.,
Series 2004-WM2N, Class N1 IO
4.50% due 12/25/34*(3)	3,441	3,405
Merrill Lynch Mtg. Investors, Inc.,
Series 2004-WMC3, Class B3
5.00% due 01/25/35(6)	26,000	25,729
Merrill Lynch Mtg. Investors, Inc.,
Series 2004-HE2N, Class N1
5.00% due 08/25/35*(3)	1,679	1,645

Merrill Lynch Mtg. Investors, Inc.,
Series 2005-WM1N, Class N1
5.00% due 09/25/35*(3)	631	628
Merrill Lynch Mtg. Trust,
Series 2005-MCP1, Class XC
0.47% due 05/25/43	2,338,652	31,616
Merrill Lynch Mtg. Trust,
Series 2005-MKB2, Class A2
4.81% due 09/12/42	117,000	115,583
Mezz Capital Commercial Mtg. Trust,
Series 2006-C4, Class X
5.48% due 12/15/16(2)(3)	273,000	95,274
Mezz Capital Commercial Mtg. Trust,
Series 2005-C3, Class X
5.56% due 05/15/44(2)	174,829	54,306
Mezz Capital Commercial Mtg. Trust,
Series 2004-C2, Class A
6.41% due 12/15/19(2)	156,083	50,191
Mid-State Trust,
Series 11, Class B
8.22% due 07/15/38	10,104	10,176
Morgan Stanley ABS Capital I,
Series 2004-WMC3, Class A2PT
5.64% due 01/25/35(5)	7,486	7,492
Morgan Stanley Capital I,
Series 2005-HQ6, Class X1
0.07% due 08/13/42*(6)(7)(9)	3,848,324	40,975
Morgan Stanley Capital I,
Series 2005-HQ5, Class X1
0.07% due 01/14/42*(6)(7)(9)	3,825,205	30,633
Morgan Stanley Capital I,
Series 2004-HQ4, Class A7
4.97% due 04/14/40(7)	41,000	40,045
Morgan Stanley Capital I,
Series 2005-HQ6, Class A4A
4.99% due 08/13/42(7)	79,000	77,182
Morgan Stanley Capital I,
Series 1998-CF1, Class D
7.35% due 07/15/32(7)	56,000	59,049
Morgan Stanley Mtg. Loan Trust,
Series 2005-5AR, Class 2A1
5.39% due 09/25/35(6)(7)	211,011	212,539
Mortgage Capital Funding, Inc.,
Series 1998-MC2, Class E
7.09% due 06/18/30(6)(7)	27,000	27,871
Navistar Financial Corp. Owner Trust,
Series 2004-B, Class C
3.93% due 10/15/12	4,236	4,104
Navistar Financial Corp. Owner Trust,
Series 2005-A, Class C
4.84% due 01/15/14	23,464	23,259
New Century Home Equity Loan Trust,
Series 2003-5, Class AI7
5.15% due 11/25/33	33,000	32,601
Nomura Asset Acceptance Corp.,
Series 2004-R3, Class PT
7.08% due 02/25/35*(2)(6)(7)	54,205	55,459
Oakwood Mtg. Investors, Inc.,
Series 2001-E, Class AIO
6.00% due 11/15/09(2)(9)	139,425	17,418
Oakwood Mtg. Investors, Inc.,
Series 2002-C, Class A1
5.41% due 11/15/32	110,753	96,931
Oakwood Mtg. Investors, Inc.,
Series 2002-A, Class AIO
6.00% due 02/15/10(2)(9)	115,057	15,215
Oakwood Mtg. Investors, Inc.,
Series 2001-E, Class A4
6.81% due 12/15/31	74,414	62,763
Oakwood Mtg. Investors, Inc.,
Series 2000-A, Class A3
7.95% due 03/15/22	48,922	37,087
Origen Manufactured Housing,
Series 2004-B, Class A2
3.79% due 12/15/17	58,617	57,410
Origen Manufactured Housing,
Series 2004-B, Class A3
4.75% due 08/15/21	26,000	25,008
Permanent Financing PLC,
Series 8, Class 2C
5.75% due 06/10/42(2)(5)(7)	62,000	62,166
Permanent Financing PLC,
Series 5, Class 2C
6.00% due 06/10/42(2)(5)(7)	75,000	74,996
Permanent Financing PLC,
Series 4, Class 3C
6.15% due 06/10/42(2)(5)(7)	60,000	60,554
Permanent Financing PLC,
Series 3, Class 3C
6.50% due 06/10/42(2)(5)(7)	50,000	50,481
Pillar Funding PLC,
Series 2004-1A, Class C1
6.36% due 06/15/11*(2)(3)(5)	101,000	100,996
Providian Gateway Master Trust,
Series 2004-EA, Class D
6.25% due 11/15/11*(3)(5)	100,000	100,656
Pure Mortgages,
Series 2004-1A, Class E
6.62% due 02/28/34*(2)(3)(5)	50,000	50,000
Residential Asset Mtg. Products, Inc.,
Series 2002-SL1, ClassAI3
7.00% due 06/25/32(7)	88,471	88,151
Residential Asset Securities NIM Corp.,
Series 2004-NT11, Class Note
4.50% due 12/25/34*(2)(3)	7,855	7,598
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A6
0.20% due 07/25/36(5)(7)(9)	24,675	286
SACO I Trust,
Series 2005-10, Class 1A
5.61% due 06/25/36(5)	70,596	70,671
Sail Net Interest Margin Notes,
Series 2005-1A, Class A
4.25% due 02/27/35*(3)	2,080	2,077

Sail Net Interest Margin Notes,
Series 2005-2A, Class A
4.75% due 03/27/35*(2)(3)	1,667	1,651
Sail Net Interest Margin Notes,
Series 2003-5, Class A
7.35% due 06/27/33*(2)(3)	7,122	712
Sail Net Interest Margin Notes,
Series 2003-BC2A, Class A
7.75% due 04/27/33*(3)	10,591	2,183
Sasco Net Interest Margin Trust,
Series 2005-NC1A, Class A
4.75% due 02/27/35*(2)(3)	2,842	2,790
Sequoia Mtg. Funding Co.,
Series 2004-A, Class AX1
0.80% due 02/25/08*(3)(7)(9)	501,879	2,571
Sharps SP I LLC Net Interest Margin Trust,
Series 2004-HE1N, Class Note
4.94% due 02/25/34*(2)(3)	7,001	280
Strips,
Series 2004-1A, Class K
5.00% due 03/24/18*(2)(3)(7)	50,000	46,955
Structured Adjustable Rate Mtg. Loan Trust,
Series 2004-19, Class 2A1X
0.74% due 01/25/35(5)(7)(9)	418,109	4,411
Structured Adjustable Rate Mtg. Loan Trust,
Series 2005-9, Class AX
0.97% due 05/25/35(2)(6)(7)(9)	953,604	14,209
Structured Adjustable Rate Mtg. Loan Trust,
Series 2004-8, Class 1A3
4.65% due 07/25/34(6)(7)	13,045	13,379
Structured Asset Securities Corp.,
Series 2005-6, Class 5A8
3.20% due 05/25/35(5)(7)	81,065	69,731
Structured Asset Securities Corp.,
Series 2005-10, Class 3A3
5.09% due 12/25/35(5)(7)	89,020	78,224
Structured Asset Securities Corp.,
Series 2004-NP2, Class A
5.70% due 06/25/34*(2)(5)(7)	70,147	70,140
Terwin Mtg. Trust,
Series 2004-5HE, Class A1B
5.77% due 06/25/35(5)	7,960	7,974
Thornburg Mtg. Securities Trust,
Series 2006-4, Class A2B
5.47% due 07/25/36(2)(5)(7)	42,611	42,611
TIAA Real Estate CDO, Ltd.,
Series 2002-1A, Class IIFX
6.77% due 05/22/37*(2)(3)	86,000	89,712
Wachovia Bank Commercial Mtg. Trust,
Series 2005-C18, Class XC
0.08% due 04/15/42*(6)(7)(9)	5,364,987	54,833
Wachovia Bank Commercial Mtg. Trust,
Series 2004-C15, Class A4
4.80% due 10/15/41(7)	131,750	127,208
Wachovia Bank Commercial Mtg. Trust,
Series 2005-C16, Class A4
4.85% due 10/15/41(6)(7)	32,000	30,995
Wachovia Bank Commercial Mtg. Trust,
Series 2006-C23, Class A4
5.42% due 01/15/45(6)(7)	581,000	583,669
WAMU Commerical Mtg. Securities Trust,
Series 2005-C1A, Class F
5.30% due 05/25/36*(3)(6)(7)	65,000	63,384
Wells Fargo Mtg. Backed Securities Trust,
Series 2005-AR12, Class 2A5
4.32% due 07/25/35(5)(7)	654,000	635,708
Wells Fargo Mtg. Backed Securities Trust,
Series 2005-AR9, Class 1A2
4.35% due 05/25/35(6)(7)	129,885	127,476
WFS Financial Owner Trust,
Series 2004-1, Class D
3.17% due 08/22/11	4,749	4,708
WFS Financial Owner Trust,
Series 2004-4, Class D
3.58% due 05/17/12	20,609	20,319
WFS Financial Owner Trust,
Series 2004-3, Class D
4.07% due 02/17/12	11,137	11,025
WFS Financial Owner Trust,
Series 2005-1, Class D
4.09% due 08/17/12	14,931	14,755
Total Asset Backed Securities
(cost $15,132,304)		14,833,788
CORPORATE BONDS & NOTES — 4.7%
Advertising Agency — 0.0%
Omnicom Group, Inc.
Company Guar. Senior Notes
5.90% due 04/15/16	15,000	15,159
Advertising Sales — 0.0%
Lamar Media Corp.
Company Guar. Notes
6.63% due 08/15/15	15,000	14,869
Advertising Services — 0.0%
RH Donnelley Corp.
Senior Notes
8.88% due 01/15/16	30,000	31,500

Vertis, Inc.
Company Guar. Notes
10.88% due 06/15/09	65,000	65,325
Vertis, Inc.
Sub. Notes
13.50% due 12/07/09*(3)	25,000	22,750
		119,575
Aerospace/Defense — 0.0%
Raytheon Co.
Senior Notes
6.75% due 03/15/18	30,000	32,816
Aerospace/Defense-Equipment — 0.0%
Alliant Techsystems, Inc.
Company Guar. Notes
6.75% due 04/01/16	35,000	35,000
TransDigm, Inc.
Company Guar.
7.75% due 07/15/14	10,000	10,300
		45,300
Agricultural Chemicals — 0.0%
Mosaic Global Holdings, Inc.
Notes
7.30% due 01/15/28	25,000	23,000
The Mosaic Co.
Senior Notes
7.38% due 12/01/14*(3)	5,000	5,131
The Mosaic Co.
Senior Notes
7.63% due 12/01/16*(3)	10,000	10,363
		38,494
Airlines — 0.1%
American Airlines, Inc.
Pass Through Certs.
7.86% due 04/01/13	10,000	10,925
Continental Airlines, Inc.
Pass Through
Series 2002-1, Class G2
6.56% due 08/15/13	15,000	15,511
Continental Airlines, Inc.
Pass Through Certs.
Series 981A
6.65% due 09/15/17	34,992	36,304
Continental Airlines, Inc.
Pass Through Certs.
Series 974A
6.90% due 07/02/19	7,146	7,374
Delta Air Lines, Inc.
8.30% due 12/15/29(12)	40,000	26,800
Northwest Airlines Corp.
Company Guar.
10.00% due 02/01/09(12)	30,000	28,350
		125,264
Apparel Manufacturers — 0.0%
Hanesbrands, Inc
Senior Notes
8.74% due 12/15/14*(3)(5)	10,000	10,175
Levi Strauss & Co.
Senior Notes
8.88% due 04/01/16	30,000	31,350
		41,525
Applications Software — 0.0%
Serena Software, Inc.
Company Guar. Notes
10.38% due 03/15/16	10,000	10,613
Auto-Cars/Light Trucks — 0.1%
DaimlerChrysler NA Holding Corp.
Notes
5.75% due 09/08/11	65,000	64,836
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
6.50% due 11/15/13	5,000	5,134
Ford Motor Co.
Notes
7.45% due 07/16/31	65,000	51,025
General Motors Corp.
Notes
7.20% due 01/15/11	120,000	116,400
		237,395
Auto/Truck Parts & Equipment-Original — 0.1%
ArvinMeritor, Inc.
Senior Notes
8.13% due 09/15/15	30,000	29,588
Dana Corp.
Notes
5.85% due 01/15/15(11)(12)	45,000	32,175
Lear Corp.
Senior Notes
8.50% due 12/01/13*(3)	40,000	38,800
Titan International, Inc.
Senior Notes
8.00% due 01/15/12*(3)	30,000	30,187
TRW Automotive, Inc.
Senior Notes
9.38% due 02/15/13	90,000	96,525
TRW Automotive, Inc.
Senior Sub. Notes
11.00% due 02/15/13	5,000	5,481
		232,756
Banks-Commercial — 0.0%
PNC Bank NA
Sub. Notes
4.88% due 09/21/17	30,000	28,419
Banks-Money Center — 0.0%
UBS Preferred Funding Trust I
Company Guar. Notes
8.62% due 10/29/49(8)	30,000	33,139
Banks-Super Regional — 0.0%
Bank of America Corp.
Guar. Capital
6.39% due 12/18/28(5)	20,000	19,953

Building & Construction Products-Misc. — 0.1%
Associated Materials, Inc.
Senior Sub. Notes
9.75% due 04/15/12	65,000	66,950
Builders FirstSource, Inc.
Company Guar. Notes
9.66% due 02/15/12(5)	45,000	44,269
Nortek, Inc.
Senior Sub. Notes
8.50% due 09/01/14	45,000	44,100
NTK Holdings, Inc.
Senior Disc. Notes
10.75% due 03/01/14(10)	20,000	14,000
		169,319
Building Products-Air & Heating — 0.0%
Goodman Global Holdings, Inc.
Senior Notes
8.36% due 06/15/12(5)	45,000	45,675
Building-Maintance & Services — 0.0%
Brand Services, Inc.
Company Guar. Notes
12.00% due 10/15/12	40,000	44,235
Building-Residential/Commerical — 0.0%
DR Horton, Inc.
Senior Notes
7.88% due 08/15/11	10,000	10,745
K. Hovnanian Enterprises, Inc.
Company Guar.
7.75% due 05/15/13	30,000	29,925
K. Hovnanian Enterprises, Inc.
Company Guar.
8.88% due 04/01/12	15,000	15,225
Standard-Pacific Corp.
Senior Notes
6.50% due 10/01/08	35,000	35,000
		90,895
Cable TV — 0.2%
CCH I LLC
Sec. Notes
11.00% due 10/01/15	65,000	66,706
CCH II LLC/CCH II Capital Corp.
Senior Notes
10.25% due 09/15/10	35,000	36,531
Charter Communications Holdings II LLC
Senior Notes
10.25% due 09/15/10	170,000	177,862
Comcast Corp.
Company Guar. Notes
5.88% due 02/15/18	5,000	4,946
Comcast Corp.
Company Guar. Notes
6.45% due 03/15/37	5,000	5,003
COX Communications, Inc.
Notes
5.88% due 12/01/16*(3)	10,000	9,929
COX Communications, Inc.
Bonds
6.45% due 12/01/36*(3)	10,000	9,843
COX Communications, Inc.
Notes
7.13% due 10/01/12	40,000	42,643
CSC Holdings, Inc.
Senior Notes
7.25% due 04/15/12*(3)	65,000	63,375
DirecTV Holdings LLC
Company Guar. Notes
6.38% due 06/15/15	85,000	81,494
Echostar DBS Corp.
Company Guar. Senior Notes
6.38% due 10/01/11	95,000	94,406
Echostar DBS Corp.
Company Guar. Notes
6.63% due 10/01/14	10,000	9,750
Echostar DBS Corp.
Company Guar.
7.00% due 10/01/13	30,000	29,963
Tele-Communications, Inc.
Senior Notes
7.88% due 08/01/13	30,000	33,359
Tele-Communications, Inc.
Debentures
9.80% due 02/01/12	35,000	41,272
		707,082
Casino Hotels — 0.0%
Boyd Gaming Corp.
Senior Sub. Notes
7.13% due 02/01/16	40,000	39,800
Boyd Gaming Corp.
Senior Sub. Notes
7.75% due 12/15/12	40,000	41,350
Station Casinos, Inc.
Senior Notes
6.00% due 04/01/12	25,000	23,719
		104,869
Cellular Telecom — 0.1%
Cingular Wireless Services, Inc.
Senior Notes
8.75% due 03/01/31	40,000	51,983
Cricket Communications, Inc.
Senior Notes
9.38% due 11/01/14*	25,000	26,375
MetroPCS Wireless, Inc.
Senior Notes
9.25% due 11/01/14*	40,000	41,800
Nextel Communications, Inc.
Company Guar.
6.88% due 10/31/13	10,000	10,103
Rural Cellular Corp.
Senior Sub. Notes
9.75% due 01/15/10	25,000	25,688
Rural Cellular Corp.
Senior Notes
9.88% due 02/01/10	20,000	21,275

Rural Cellular Corp.
Senior Sub. Notes
11.24% due 11/01/12(5)		35,000	36,487
			213,711
Chemicals-Diversified — 0.0%
Bayer Corp.
Bonds
6.20% due 02/15/28*(3)(8)		15,000	15,042
Equistar Chemicals LP
Company Guar. Notes
10.13% due 09/01/08		5,000	5,312
ICI Wilmington, Inc.
Company Guar. Notes
5.63% due 12/01/13		35,000	34,559
Lyondell Chemical Co.
Company Guar.
8.00% due 09/15/14		30,000	31,125
Lyondell Chemical Co.
Company Guar. Notes
8.25% due 09/15/16		20,000	21,000
			107,038
Chemicals-Specialty — 0.0%
Lubrizol Corp.
Senior Notes
5.50% due 10/01/14		15,000	14,623
Nalco Co.
Senior Sub. Notes
9.00% due 11/15/13	EUR	40,000	57,686
PQ Corp.
Company Guar. Notes
8.00% due 02/15/13		15,000	14,775
			87,084
Coal — 0.1%
Arch Western Finance LLC
Sec. Notes
6.75% due 07/01/13		95,000	94,287
Peabody Energy Corp.
Senior Notes
5.88% due 04/15/16		70,000	68,250
Peabody Energy Corp.
Senior Notes
7.38% due 11/01/16		20,000	21,300
			183,837
Commercial Services — 0.0%
Iron Mountain, Inc.
Company Guar.
6.63% due 01/01/16		20,000	19,200
Iron Mountain, Inc.
Senior Sub. Notes
8.75% due 07/15/18		15,000	15,900
			35,100
Commercial Services-Finance — 0.0%
Block Financial Corp.
Company Guar. Notes
5.13% due 10/30/14		25,000	23,757
iPayment, Inc.
Company Guar. Notes
9.75% due 05/15/14		15,000	15,413
			39,170
Computer Services — 0.0%
Compucom Systems, Inc.
Senior Notes
12.00% due 11/01/14*(3)		35,000	36,050
Sungard Data Systems, Inc.
Company Guar. Notes
9.13% due 08/15/13		14,000	14,700
Sungard Data Systems, Inc.
Company Guar. Notes
10.25% due 08/15/15		34,000	36,295
			87,045
Computer Software — 0.0%
UGS Capital Corp. II
Senior Notes
10.35% due 06/01/11*(13)		15,756	16,071
Consumer Products-Misc. — 0.0%
Fortune Brands, Inc.
Senior Notes
5.38% due 01/15/16		25,000	23,705
Playtex Products, Inc.
Sec. Notes
8.00% due 03/01/11		15,000	15,675
Rayovac Corp.
Senior Sub. Notes
8.50% due 10/01/13		10,000	9,350
Spectrum Brands, Inc.
Company Guar. Notes
7.38% due 02/01/15		20,000	17,300
			66,030
Containers-Metal/Glass — 0.0%
Crown Americas LLC
Company Guar. Notes
7.63% due 11/15/13		10,000	10,300
Owens-Illinois, Inc.
Debentures
7.50% due 05/15/10		35,000	35,131
			45,431
Containers-Paper/Plastic — 0.0%
Graham Packaging Co., Inc.
Senior Sub. Guar. Notes
9.88% due 10/15/14		50,000	50,500
Jefferson Smurfit Corp.
Senior Guar. Notes
8.25% due 10/01/12		15,000	14,625
Smurfit-Stone Container Enterprises, Inc.
Senior Notes
9.75% due 02/01/11		19,000	19,594

Solo Cup Co.
Senior Sub. Notes
8.50% due 02/15/14	40,000	34,600
		119,319
Direct Marketing — 0.0%
Affinion Group, Inc.
Company Guar.
10.13% due 10/15/13	5,000	5,300
Affinion Group, Inc.
Company Guar.
11.50% due 10/15/15	25,000	26,437
		31,737
Diversified Financial Services — 0.0%
GATX Financial Corp.
Notes
5.80% due 03/01/16	10,000	9,863
Diversified Manufactured Operations — 0.1%
Amsted Industries, Inc.
Senior Notes
10.25% due 10/15/11*(3)	10,000	10,700
Blount, Inc.
Senior Sub. Notes
8.88% due 08/01/12	50,000	51,000
Covalence Specialty Materials Corp.
Senior Sub. Notes
10.25% due 03/01/16*	80,000	73,200
RBS Global Inc and Rexnord Corp.
Senior Notes
9.50% due 08/01/14*	65,000	67,600
RBS Global Inc and Rexnord Corp.
Senior Sub. Notes
11.75% due 08/01/16*(3)	10,000	10,450
		212,950
Electric-Generation — 0.1%
Edison Mission Energy
Senior Notes
7.50% due 06/15/13	20,000	20,900
Edison Mission Energy
Senior Notes
7.75% due 06/15/16	15,000	15,900
The AES Corp.
Sec. Notes
8.75% due 05/15/13*	55,000	58,919
The AES Corp.
Sec. Notes
9.00% due 05/15/15*	55,000	59,125
		154,844
Electric-Integrated — 0.2%
AEP Texas North Co.
Senior Notes
Series B
5.50% due 03/01/13	10,000	9,903
Appalachian Power Co.
Senior Notes
Series L
5.80% due 10/01/35	20,000	18,892
Arizona Public Service Co
Notes
6.50% due 03/01/12	20,000	20,661
CenterPoint Energy Houston Electric LLC
Series M2
5.75% due 01/15/14	20,000	20,048
Cleveland Electric Illuminating Co.
Senior Notes
5.95% due 12/15/36	20,000	19,074
Cleveland Electric Illuminating Co.
Sec. Notes
Series D
7.88% due 11/01/17	15,000	17,535
Commonwealth Edison Co.
1st Mtg. Bonds
5.95% due 08/15/16	10,000	10,110
Consumers Energy Co.
1st Mtg. Bonds
5.38% due 04/15/13	30,000	29,710
Dayton Power & Light Co.
1st Mtg. Notes
5.13% due 10/01/13	20,000	19,660
Dominion Resources, Inc./VA
Jr. Sub. Notes
6.30% due 09/30/66(8)	25,000	25,115
Entergy Gulf States, Inc.
1st Mortg. Bonds
5.25% due 08/01/15	20,000	18,937
Florida Power Corp.
1st Mtg. Bonds
5.90% due 03/01/33	10,000	10,046
Kansas Gas & Electric Co.
Bonds
5.65% due 03/29/21	10,000	9,710
Midamerican Energy Holdings Co.
Bonds
6.13% due 04/01/36	45,000	45,362
Nevada Power Co.
General Reference Mtg. Bonds
5.88% due 01/15/15	40,000	39,815
NorthWestern Corp.
Sec. Notes
5.88% due 11/01/14	20,000	19,651
Oncor Electric Delivery Co.
Sec. Notes
7.25% due 01/15/33	25,000	28,176
PacifiCorp.
1st Mtg. Bonds
5.45% due 09/15/13	20,000	19,989
Potomac Edison Co.
1st Mtg. Bonds
5.80% due 10/15/16*(3)	20,000	20,060
PPL Energy Supply LLC
Bonds
5.70% due 10/15/15	10,000	9,825
Progress Energy, Inc.
Senior Notes
5.63% due 01/15/16	15,000	14,965

Public Service Co. of Colorado
Senior Sub. Notes
Series A
6.88% due 07/15/09	30,000	31,038
Public Service Co. of New Mexico
Senior Sub. Notes
4.40% due 09/15/08	25,000	24,542
Southern California Edison Co.
1st Mtg. Bonds
5.55% due 01/15/37	25,000	23,893
Southern California Edison Co.
Notes
6.65% due 04/01/29	40,000	43,087
TECO Energy, Inc.
Notes
7.20% due 05/01/11	10,000	10,600
TXU Electric Delivery Co.
Debentures
7.00% due 09/01/22	10,000	10,757
Westar Energy, Inc.
1st Mtg. Notes
5.10% due 07/15/20	25,000	23,463
		594,624
Electric-Transmission — 0.0%
ITC Holdings Corp.
Notes
5.88% due 09/30/16*(3)	20,000	19,847
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc.
Senior Notes
9.25% due 06/01/16	20,000	19,600
Conexant Systems, Inc.
Secured Notes
9.13% due 11/15/10*(5)	25,000	25,375
Freescale Semiconductor, Inc.
Senior Notes
8.88% due 12/15/14*(3)	85,000	84,681
Freescale Semiconductor, Inc.
Senior Notes
9.13% due 12/15/14*(3)(13)	45,000	44,719
Freescale Semiconductor, Inc.
Senior Sub. Notes
10.13% due 12/15/16*(3)	40,000	40,050
		214,425
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.
Debentures
7.50% due 01/15/27	15,000	16,295
Avnet, Inc.
6.00% due 09/01/15	25,000	24,650
		40,945
Electronics-Military — 0.0%
L-3 Communications Corp.
Senior Sub. Notes
5.88% due 01/15/15	105,000	101,325
Enterprise Software/Service — 0.0%
Computer Associates International, Inc.
Senior Notes
5.63% due 12/01/14*	15,000	14,015
Finance-Auto Loans — 0.2%
Ford Motor Credit Co.
Notes
6.50% due 01/25/07	15,000	15,002
Ford Motor Credit Co.
Notes
7.38% due 10/28/09	20,000	20,043
Ford Motor Credit Co.
Notes
7.88% due 06/15/10	5,000	5,041
Ford Motor Credit Co.
Senior Notes
9.88% due 08/10/11	105,000	112,300
General Motors Acceptance Corp.
Senior Notes
5.85% due 01/14/09	90,000	89,659
General Motors Acceptance Corp.
Notes
Series MTN
6.24% due 03/20/07(5)	25,000	25,002
General Motors Acceptance Corp.
Notes
6.32% due 07/16/07(5)	115,000	115,091
General Motors Acceptance Corp.
Notes
6.75% due 12/01/14(1)	270,000	277,326
General Motors Acceptance Corp.
Notes
6.88% due 08/28/12	165,000	169,426
		828,890
Finance-Commercial — 0.0%
CIT Group, Inc.
Senior Notes
5.00% due 02/13/14	40,000	38,657
CIT Group, Inc.
Senior Notes
5.00% due 02/01/15	15,000	14,422
		53,079
Finance-Consumer Loans — 0.0%
HSBC Finance Capital Trust
5.91% due 11/30/15(8)	100,000	100,495
Finance-Credit Card — 0.0%
Capital One Capital III
Company Guar.
7.69% due 08/15/36	15,000	16,988
Finance-Investment Banker/Broker — 0.0%
BCP Crystal U.S. Holdings Corp.
Senior Sub. Notes
9.63% due 06/15/14	25,000	27,625

JP Morgan Chase Capital XVIII
Bonds
Series R
6.95% due 08/17/36	65,000	70,309
		97,934
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Capital III
Company Guar.
8.05% due 06/15/27	20,000	22,559
Finance-Other Services — 0.0%
Funding Corp.
Sec. Debentures.
9.00% due 06/01/17	25,000	28,075
Food-Dairy Products — 0.0%
Dean Foods Co.
Company Guar. Notes
7.00% due 06/01/16	50,000	50,500
Food-Meat Products — 0.0%
Swift & Co.
Company Guar. Notes
10.13% due 10/01/09	10,000	10,175
Food-Misc. — 0.1%
Chiquita Brands International, Inc.
Senior Notes
7.50% due 11/01/14	35,000	32,025
Chiquita Brands International, Inc.
Senior Notes
8.88% due 12/01/15	5,000	4,788
Del Monte Corp.
Senior Sub. Notes
8.63% due 12/15/12	65,000	68,575
Grand Metropolitan Investment Corp.
Company Guar. Debentures
8.00% due 09/15/22	45,000	54,379
Pinnacle Foods Holding Corp.
Senior Sub. Notes
8.25% due 12/01/13	75,000	76,781
		236,548
Food-Retail — 0.0%
Delhaize America, Inc.
Company Guar. Debentures
8.13% due 04/15/11	10,000	10,788
Kroger Co.
Senior Guar. Notes
6.75% due 04/15/12	10,000	10,493
Pathmark Stores, Inc
Company Guar.
8.75% due 02/01/12	20,000	20,025
		41,306
Forestry — 0.0%
Weyerhaeuser Co.
Notes
7.95% due 03/15/25	15,000	16,173
Funeral Services & Related Items — 0.0%
Service Corp. International
Senior Notes
6.75% due 04/01/16	55,000	54,725
Gas-Distribution — 0.0%
Atmos Energy Corp.
Notes
4.95% due 10/15/14	20,000	18,877
Southern Union Co.
Jr. Sub. Notes
7.20% due 11/01/66(8)	40,000	39,430
		58,307
Home Furnishings — 0.0%
Sealy Mattress Co.
Senior Sub. Notes
8.25% due 06/15/14	85,000	88,825
Hotels/Motels — 0.0%
Hilton Hotels Corp.
Notes
7.63% due 12/01/12	25,000	26,500
Wyndham Worldwide Corp.
Senior Notes
6.00% due 12/01/16*(3)	20,000	19,648
		46,148
Independent Power Producer — 0.0%
NRG Energy, Inc.
Company Guar. Notes
7.38% due 01/15/17	20,000	20,050
Insurance-Life/Health — 0.0%
Lincoln National Corp.
Jr. Subordinated
7.00% due 05/17/16(8)	25,000	26,497
Nationwide Financial Services, Inc.
Notes
5.63% due 02/13/15	10,000	9,919
		36,416
Insurance-Multi-line — 0.1%
CNA Financial Corp.
Notes
6.00% due 08/15/11	15,000	15,245
CNA Financial Corp.
Notes
6.50% due 08/15/16	15,000	15,647
Loews Corp.
Notes
5.25% due 03/15/16	15,000	14,615
MetLife, Inc.
Senior Notes
5.70% due 06/15/35	25,000	24,431
Metlife, Inc.
Jr. Sub. Notes
6.40% due 12/15/36	40,000	40,184
Safeco Capital Trust I
Company Guar.
8.07% due 07/15/37	45,000	47,098
		157,220

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc.
Notes
6.50% due 03/15/35*(3)	35,000	34,114
Nationwide Mutual Insurance Co.
Notes
8.25% due 12/01/31*(3)	15,000	18,388
		52,502
Insurance-Property/Casualty — 0.0%
Executive Risk Capital Trust
Guar. Capital
8.68% due 02/01/27	30,000	31,348
Investment Companies — 0.0%
Xstrata Finance Canada
Company Guar.
5.80% due 11/15/16*(3)	15,000	14,956
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc.
Jr. Sub. Notes
7.52% due 06/01/16(8)	30,000	32,945
Nuveen Investments, Inc.
Senior Notes
5.00% due 09/15/10	15,000	14,756
Nuveen Investments, Inc.
Senior Notes
5.50% due 09/15/15	15,000	14,685
		62,386
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.
Company Guar.
10.50% due 08/01/12	5,000	5,369
Medical Instruments — 0.0%
MedQuest, Inc.
Company Guar.
11.88% due 08/15/12	5,000	4,125
Medical-HMO — 0.0%
WellPoint, Inc.
Notes
5.00% due 12/15/14	15,000	14,522
WellPoint, Inc.
Notes
5.25% due 01/15/16	10,000	9,803
		24,325
Medical-Hospitals — 0.1%
Community Health Systems, Inc.
Senior Sec. Notes
6.50% due 12/15/12	45,000	44,325
HCA, Inc.
Sec. Notes
9.25% due 11/15/16*	70,000	74,987
HCA, Inc.
Sec. Notes
9.63% due 11/15/16*(15)	55,000	59,125
Tenet Healthcare Corp.
Senior Notes
7.38% due 02/01/13	60,000	55,125
Tenet Healthcare Corp.
Senior Notes
9.88% due 07/01/14	25,000	25,438
		259,000
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp.
Company Guar.
7.63% due 02/01/15	5,000	4,150
Metal Processors & Fabrication — 0.0%
Metals USA, Inc.
Secured Notes
11.13% due 12/01/15	5,000	5,494
Mining — 0.0%
Newmont Mining Corp.
Company Guar. Notes
5.88% due 04/01/35	20,000	18,591
Miscellaneous Manufacturing — 0.0%
Nutro Products, Inc.
Senior Notes
9.40% due 10/15/13*(5)	20,000	20,700
Multimedia — 0.1%
CanWest Media, Inc.
Company Guar. Notes
8.00% due 09/15/12	35,000	36,531
Cox Enterprises, Inc.
Notes
7.88% due 09/15/10*(3)	5,000	5,332
News America, Inc.
Company Guar. Bonds
6.40% due 12/15/35	35,000	34,770
Time Warner Cos., Inc.
Debentures
9.13% due 01/15/13	5,000	5,825
Time Warner Cos., Inc.
Debentures
9.15% due 02/01/23	10,000	12,371
Time Warner Entertainment Co. LP
Debentures
8.38% due 03/15/23	25,000	29,329
Time Warner, Inc.
Notes
5.88% due 11/15/16	10,000	9,975
Time Warner, Inc.
Company Guar. Notes
6.50% due 11/15/36	10,000	9,953
Viacom, Inc.
Senior Notes
5.75% due 04/30/11	10,000	10,005
		154,091
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc.
Senior Notes
8.50% due 12/01/08	50,000	52,562

Browning-Ferris Industries, Inc.
Senior Notes
6.38% due 01/15/08	30,000	30,038
		82,600
Office Automation & Equipment — 0.0%
Xerox Corp.
Senior Notes
6.75% due 02/01/17	25,000	26,125
Oil & Gas Drilling — 0.0%
Pride International, Inc.
Senior Notes
7.38% due 07/15/14	60,000	61,950
Oil Companies-Exploration & Production — 0.0%
Anadarko Petroleum Corp.
Senior Notes
5.95% due 09/15/16	15,000	15,031
Anadarko Petroleum Corp.
Senior Notes
6.45% due 09/15/36	5,000	5,052
Chesapeake Energy Corp.
Senior Notes
7.63% due 07/15/13	20,000	21,075
Forest Oil Corp.
Senior Notes
8.00% due 12/15/11	20,000	20,800
Hilcorp Energy I LP/Hilcorp Finance Co.
Senior Notes
9.00% due 06/01/16*(3)	15,000	15,863
Pogo Producing Co.
Senior Sub. Notes
7.88% due 05/01/13	20,000	20,300
Quicksilver Resources, Inc.
Company Guar. Notes
7.13% due 04/01/16	25,000	24,438
		122,559
Oil Companies-Integrated — 0.0%
Hess Corp.
Bonds
7.88% due 10/01/29	35,000	40,855
Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc.
Senior Notes
8.00% due 12/15/16*(3)	55,000	56,375
Oil Refining & Marketing — 0.0%
Enterprise Products Operating LP
Company Guar.
6.38% due 02/01/13	10,000	10,274
Enterprise Products Operating LP
Company Guar.
8.38% due 08/01/16(8)	20,000	21,664
Motiva Enterprises LLC
Senior Notes
5.20% due 09/15/12*(3)	10,000	9,875
Sunoco, Inc.
Senior Notes
4.88% due 10/15/14	15,000	14,043
The Premcor Refining Group, Inc.
Senior Notes
7.50% due 06/15/15	10,000	10,458
Valero Energy Corp.
Senior Notes
7.50% due 04/15/32	10,000	11,409
		77,723
Paper & Related Products — 0.0%
Georgia-Pacific Corp.
Debentures
9.50% due 12/01/11	75,000	82,125
NewPage Corp.
Sec. Notes
10.00% due 05/01/12	20,000	21,100
		103,225
Pharmacy Services — 0.0%
Omnicare, Inc.
Senior Sub. Notes
6.13% due 06/01/13	45,000	43,087
Omnicare, Inc.
Senior Sub. Notes
6.88% due 12/15/15	10,000	9,875
		52,962
Pipelines — 0.1%
Centerpoint Energy Resources Corp.
Notes
7.75% due 02/15/11	20,000	21,555
Consolidated Natural Gas Co.
Senior Notes
5.00% due 12/01/14	15,000	14,423
Duke Energy Field Services LLC
5.38% due 10/15/15*(3)	10,000	9,651
Enbridge Energy Partners LP
Senior Notes
5.88% due 12/15/16	20,000	19,802
National Fuel Gas Co.
Notes
5.25% due 03/01/13	10,000	9,781
Williams Cos., Inc.
Senior Notes
7.63% due 07/15/19	35,000	37,450
Williams Partners LP/Williams Partners Finance Corp.
Bonds
7.25% due 02/01/17*(3)	15,000	15,300
		127,962
Quarrying — 0.0%
Salt Holdings, Inc.
Senior Disc. Notes
1.00% due 06/01/13(11)	50,000	47,625
Real Estate Investment Trusts — 0.1%
Brandywine Operating Partnership LP
Company Guar.
5.75% due 04/01/12	10,000	10,069

Colonial Properties Trust
Notes
6.25% due 06/15/14	15,000	15,316
Developers Diversified Realty Corp.
Bonds
5.38% due 10/15/12	10,000	9,904
Equity One, Inc.
Notes
5.38% due 10/15/15	20,000	19,308
Health Care REIT, Inc.
Senior Notes
6.00% due 11/15/13	5,000	4,990
Heritage Property Investment Trust
Company Guar. Senior Notes
5.13% due 04/15/14	25,000	24,321
Hospitality Properties Trust
Notes
6.75% due 02/15/13	15,000	15,699
HRPT Properties Trust
Senior Notes
5.75% due 02/15/14	10,000	10,007
HRPT Properties Trust
Senior Notes
6.25% due 08/15/16	10,000	10,308
iStar Financial, Inc.
Senior Notes
5.88% due 03/15/16	15,000	14,867
Nationwide Health Properties, Inc.
Notes
6.50% due 07/15/11	10,000	10,217
Prologis
Senior Notes
5.75% due 04/01/16	20,000	20,122
Rouse Co.
Notes
7.20% due 09/15/12	10,000	10,281
Rouse Co. LP/TRC Co-Issuer, Inc.
Senior Notes
6.75% due 05/01/13*(3)	15,000	15,064
Simon Property Group LP
Notes
5.75% due 12/01/15	20,000	20,291
		210,764
Real Estate Management/Services — 0.0%
Realogy Corp.
Senior Notes
6.50% due 10/15/16*(3)	5,000	5,119
Real Estate Operations & Development — 0.0%
ERP Operating LP
Senior Notes
6.63% due 04/13/15	15,000	16,008
Recycling — 0.0%
Aleris International, Inc.
Senior Notes
9.00% due 12/15/14*(3)(13)	15,000	15,075
Aleris International, Inc.
Senior Sub. Notes
10.00% due 12/15/16*(3)	15,000	15,112
		30,187
Rental Auto/Equipment — 0.0%
Avis Budget Car Rental LLC
Senior Notes
7.63% due 05/15/14*	20,000	19,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
Senior Notes
7.75% due 05/15/16*	30,000	28,950
Rental Services Corp.
Bonds
9.50% due 12/01/14*(3)	15,000	15,488
United Rentals North America, Inc.
Senior Sub. Notes
7.00% due 02/15/14	25,000	24,531
		88,469
Retail-Apparel/Shoe — 0.0%
Burlington Coat Factory Warehouse Corp.
Senior Notes
11.13% due 04/15/14*	40,000	39,000
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc.
Senior Notes
10.00% due 11/01/14*	20,000	20,800
Michaels Stores, Inc.
Senior Sub. Notes
11.38% due 11/01/16*	35,000	36,487
		57,287
Retail-Automobile — 0.0%
AutoNation, Inc.
Company Guar. Notes
7.37% due 04/15/13(5)	10,000	10,050
AutoNation, Inc.
Company Guar. Notes
7.00% due 04/15/14	10,000	10,075
United Auto Group, Inc.
Senior Sub. Notes
7.75% due 12/15/16*(3)	35,000	35,175
		55,300
Retail-Drug Store — 0.0%
CVS Corp.
Pass Through Certs.
6.12% due 01/10/13*(3)	21,006	21,161
Retail-Office Supplies — 0.0%
Office Depot, Inc.
Notes
6.25% due 08/15/13	10,000	10,198
Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc.
Debentures
7.65% due 08/15/16	20,000	21,983

The Bon-Ton Stores, Inc.
Company Guar.
10.25% due 03/15/14	40,000	40,900
		62,883
Retail-Restaurants — 0.0%
Buffets, Inc.
Senior Notes
12.50% due 11/01/14*(3)	50,000	50,375
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.
Senior Notes
9.00% due 07/01/15	80,000	83,800
Savings & Loans/Thrifts — 0.0%
Greenpoint Capital Trust I
Company Guar. Sr. Notes
9.10% due 06/01/27	15,000	15,841
Independence Community Bank Corp.
Notes
3.50% due 06/20/13(8)	50,000	48,634
Sovereign Bancorp, Inc.
Senior Notes
4.80% due 09/01/10*(3)	20,000	19,571
Washington Mutual, Inc.
Senior Notes
5.00% due 03/22/12	20,000	19,492
		103,538
Special Purpose Entities — 2.4%
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.
Senior Disc. Notes
1.00% due 10/01/14(11)	115,000	98,325
Deutsche Bank Capital Funding Trust VII
Bonds
5.63% due 01/19/49*(3)(8)	15,000	14,741
Dow Jones CDX NA HY
Pass Through Certs.
8.75% due 12/29/10*(3)(17)	8,088,000	8,522,730
Fund American Cos., Inc.
Notes
5.88% due 05/15/13	35,000	34,791
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
Senior Notes
9.75% due 11/15/14*	60,000	60,825
Idearc, Inc.
Senior Notes
8.00% due 11/15/16*	105,000	106,575
Jostens IH Corp.
Company Guar. Notes
7.63% due 10/01/12	85,000	86,062
JP Morgan Chase Capital
Jr. Sub. Notes
6.55% due 09/29/36	10,000	10,326
K&F Acquisition, Inc.
Company Guar. Notes
7.75% due 11/15/14	30,000	30,900
Milacron Escrow Corp.
Secured Notes
11.50% due 05/15/11	50,000	47,500
Momentive Performance
Senior Notes
9.75% due 12/01/14*(3)	45,000	45,000
Momentive Performance
Sr. Sub. Notes
11.50% due 12/01/16*(3)	15,000	14,700
OneAmerica Financial Partners, Inc.
Bonds
7.00% due 10/15/33*(3)	20,000	20,689
UCAR Finance, Inc.
Company Guar. Notes
10.25% due 02/15/12	10,000	10,538
UCI Holdco, Inc.
Senior Notes
12.37% due 12/15/13*(3)(15)(16)	20,000	19,550
Vanguard Health Holdings II
Senior Sub. Notes
9.00% due 10/01/14	35,000	35,437
Wimar Opco LLC
Senior Sub. Notes
9.63% due 12/15/14*(3)	105,000	103,950
		9,262,639
Steel-Producers — 0.1%
AK Steel Corp.
Company Guar.
7.75% due 06/15/12	75,000	75,563
Chaparral Steel Co.
Company Guar. Notes
10.00% due 07/15/13	65,000	72,556
		148,119
Telephone-Integrated — 0.1%
Ameritech Capital Funding Co.
Company Guar. Notes
6.25% due 05/18/09	25,000	25,281
AT&T Corp.
Senior Notes
8.50% due 11/15/31	20,000	24,814
Level 3 Communications, Inc.
Senior Notes
11.50% due 03/01/10	35,000	37,100
Level 3 Financing, Inc.
Senior Notes
9.25% due 11/01/14*	40,000	40,800
Southwestern Bell Telephone
Debentures
7.00% due 11/15/27	30,000	30,648
Sprint Capital Corp.
Company Guar. Notes
6.88% due 11/15/28	25,000	25,025
Sprint Capital Corp.
Company Guar. Notes
6.90% due 05/01/19	10,000	10,310
Verizon New Jersey, Inc.
Debentures
8.00% due 06/01/22	25,000	28,052

Verizon Pennsylvania, Inc.
Debentures
8.35% due 12/15/30		20,000	23,074
Verizon Virginia, Inc.
Debentures
4.63% due 03/15/13		25,000	23,478
Windstream Corp.
Senior Notes
8.13% due 08/01/13*		30,000	32,475
Windstream Corp.
Senior Notes
8.63% due 08/01/16*		60,000	65,700
			366,757
Television — 0.0%
LIN Television Corp.
Company Guar. Senior Sec. Notes
6.50% due 05/15/13		35,000	33,337
Transport-Equipment & Leasng — 0.0%
Greenbrier Cos., Inc.
Company Guar.
8.38% due 05/15/15		35,000	35,612
Transport-Services — 0.0%
Ryder System, Inc.
Notes
5.85% due 11/01/16		10,000	9,814
Ryder System, Inc.
Notes
5.95% due 05/02/11		10,000	10,113
			19,927
Total Corporate Bonds & Notes
(cost $18,238,905)			18,673,654
FOREIGN CORPORATE BONDS & NOTES — 0.3%
Agricultural Chemicals — 0.0%
Potash Corp. of Saskatchewan
Notes
5.88% due 12/01/36		20,000	19,290
Banks-Commercial — 0.1%
Barclays Bank PLC
6.28% due 12/15/16(2)		40,000	39,260
Royal Bank of Scottland Group, LPC
Bonds
7.65% due 08/31/49(8)		70,000	82,186
			121,446
Banks-Money Center — 0.0%
Mizuho Financial Group Cayman, Ltd.
Bank Guar. Notes
8.38% due 4/27/09		15,000	15,849
Building Products-Cement — 0.0%
Lafarge SA
Notes
6.50% due 07/15/16		5,000	5,220
Chemicals-Diversified — 0.0%
Cognis Holdings GMBH & Co.
Senior Notes
12.88% due 01/15/15*(3)(13)	EUR	50,000	68,808
Chemicals-Specialty — 0.0%
Rockwood Specialties Group, Inc.
Company Guar. Bonds
7.63% due 11/15/14	EUR	50,000	70,293
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings
Company Guar. Notes
6.80% due 10/01/16		20,000	20,100
Containers-Metal/Glass — 0.0%
Crown European Holdings SA
Company Guar. Notes
6.25% due 09/01/11	EUR	50,000	68,808
Containers-Paper/Plastic — 0.0%
Clondalkin Industries BV
Senior Notes
8.00% due 03/15/14*(3)	EUR	15,000	20,865
Newpage Holding Corp.
Senior Notes
12.39% due 11/01/13(2)(13)		15,000	14,700
			35,565
Electric Products-Misc. — 0.0%
Legrand France
Debentures
8.50% due 02/15/25		45,000	51,750
Electric-Integrated — 0.0%
TransAlta Corp.
Notes
5.75% due 12/15/13		10,000	9,967
Electronic Components-Misc. — 0.1%
NXP BV/NXP Funding LLC
Sec. Notes
7.88% due 10/15/14*		75,000	77,531
Solectron Global Finance, Ltd.
Company Guar. Notes
8.00% due 03/15/16		25,000	25,313
			102,844
Machinery-Construction & Mining — 0.0%
Terex Corp.
Company Guar.
7.38% due 01/15/14		20,000	20,300
Metal-Aluminum — 0.0%
Novelis, Inc.
Senior Notes
7.75% due 02/15/15*(14)		35,000	33,862
Oil Companies-Exploration & Production — 0.0%
Petrohawk Energy Corp.,
Company Guar.
9.13% due 07/15/13		95,000	99,750
Oil-Field Services — 0.0%
Weatherford International, Ltd.
Senior Notes
5.50% due 02/15/16		10,000	9,714

Weatherford International, Ltd.
Company Guar. Sr. Notes
6.50% due 08/01/36	15,000	15,058
		24,772
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc.
Notes
6.00% due 06/20/13	30,000	24,000
Abitibi-Consolidated, Inc.
Notes
7.75% due 06/15/11	25,000	22,438
Abitibi-Consolidated, Inc.
Debentures
8.85% due 08/01/30	10,000	8,200
Catalyst Paper Corp.
Company Guar.
8.63% due 06/15/11	45,000	45,562
		100,200
Property Trust — 0.0%
WEA Finance LLC/WCI Finance LLC
Senior Notes
5.70% due 10/01/16*(3)	15,000	14,912
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd.
Senior Notes
11.25% due 06/15/16*	80,000	87,800
Special Purpose Entity — 0.0%
Bosphorus Financial Services, Ltd.
Senior Sec. Notes
7.21% due 02/15/12*(3)(5)	100,000	101,377
Specified Purpose Acquisitions — 0.0%
MDP Acquisitions PLC
Senior Notes
9.63% due 10/01/12	20,000	21,200
Telecom Services — 0.1%
Nordic Telephone Co. Holdings
Sec. Notes
8.88% due 05/01/16*(3)	75,000	80,250
TELUS Corp.
Notes
8.00% due 06/01/11	30,000	32,806
		113,056
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd.
Company Guar.
9.62% due 07/15/11*(5)	40,000	42,150
Nortel Networks, Ltd.
Company Guar.
10.75% due 07/15/16*	10,000	10,937
		53,087
Telephone-Integrated — 0.0%
France Telecom SA
Notes
8.75% due 03/01/31	25,000	32,818
Telecom Italia Capital
Company Guar. Notes
5.25% due 11/15/13	20,000	19,070
Telecom Italia Capital SA
Company Guar. Notes
4.00% due 01/15/10	10,000	9,549
Telecom Italia Capital SA
Company Guar. Bonds
7.20% due 07/18/36	5,000	5,223
Telefonica Europe BV
Company Guar. Bonds
8.25% due 09/15/30	15,000	17,871
		84,531
Total Foreign Corporate Bonds & Notes
(cost $1,313,620)		1,344,787
MUNICIPAL BONDS & NOTES — 0.0%
U.S. Municipal Bonds & Notes — 0.0%
Michigan Tobacco Settlement Finance Authority
Series A
7.31% due 06/01/34
(cost $19,999)	20,000	20,879
U.S. GOVERNMENT AGENCIES — 3.3%
Federal Home Loan Mtg. Corp. — 0.9%
Federal Home Loan Mtg. Corp.
0.79% due 08/15/35	244,879	6,995
1.73% due 10/15/30	135,887	5,897
4.50% due 11/01/20	95,298	91,944
5.50% due 04/01/20	380,564	380,254
5.50% due 06/01/35	79,175	78,383
6.00% due 08/01/34	13,388	13,497
7.50% due 10/01/29	36,040	37,639
Federal Home Loan Mtg. Corp.
Series 2815, Class PT
1.73% due 11/15/32(5)(7)(9)	142,070	8,253
Federal Home Loan Mtg. Corp.
Series 2815, Class S IO
8.50% due 07/01/28	5,657	6,063
Federal Home Loan Mtg. Corp.
REMIC Series 2006-85, Class TS
1.24% due 09/25/36(5)	165,436	6,116
Federal Home Loan Mtg. Corp.
Series 236, Class PO
Zero Coupon due 04/01/36(7)(15)	137,934	111,295
Federal Home Loan Mtg. Corp.
Series 239, Class P0
Zero Coupon due 08/15/36(7)(15)	436,962	348,496
Federal Home Loan Mtg. Corp.
Series 2815, Class S
0.65% due 09/15/32(5)(7)(9)	154,503	4,036
Federal Home Loan Mtg. Corp.
Series 2828, Class GI
2.15% due 06/15/34(5)(7)(9)	141,928	11,778
Federal Home Loan Mtg. Corp.
Series 2828, Class TI
1.70% due 10/15/30(5)(7)(9)	75,614	4,176
Federal Home Loan Mtg. Corp.
Series 2869, Class JS

1.90% due 04/15/34(5)(7)(9)	341,567	15,838
Federal Home Loan Mtg. Corp.
Series 2869, Class SH
1.95% due 04/15/34(5)(7)(9)	72,514	3,448
Federal Home Loan Mtg. Corp.
Series 2922, Class SE
1.40% due 02/15/35(5)(7)(9)	184,656	9,344
Federal Home Loan Mtg. Corp.
Series 2927, Class ES
1.38% due 01/15/35(5)(7)(9)	101,965	4,038
Federal Home Loan Mtg. Corp.
Series 2927, Class SI
3.15% due 02/15/35(5)(7)(9)	127,548	12,260
Federal Home Loan Mtg. Corp.
Series 2950, Class SM
1.35% due 03/15/35(2)(5)(7)(9)	143,780	7,683
Federal Home Loan Mtg. Corp.
Series 2957, Class SW
0.65% due 04/15/35(5)(9)	340,568	10,321
Federal Home Loan Mtg. Corp.
Series 2958, Class FB
zero coupon due 02/15/35(5)(7)	141,129	130,944
Federal Home Loan Mtg. Corp.
Series 2962, Class BS
1.30% due 03/15/35(5)(7)(9)	416,963	21,611
Federal Home Loan Mtg. Corp.
Series 2986, Class WS
1.30% due 06/15/35(5)(7)(9)	79,681	2,091
Federal Home Loan Mtg. Corp.
Series 2990, Class DP
4.66% due 08/15/34(5)(7)	90,069	89,170
Federal Home Loan Mtg. Corp.
Series 2990, Class LI
1.28% due 10/15/34(5)(7)(9)	121,111	7,718
Federal Home Loan Mtg. Corp.
Series 3003, Class XF
Zero Coupon due 07/15/35(5)(7)	73,840	67,189
Federal Home Loan Mtg. Corp.
Series 3028, Class ES
1.40% due 09/15/35(5)(7)(9)	350,765	22,690
Federal Home Loan Mtg. Corp.
Series 3031, Class BI
1.34% due 08/15/35(5)(7)(9)	85,704	6,173
Federal Home Loan Mtg. Corp.
Series 3033, Class SF
1.45% due 09/15/35(5)(7)(9)	101,743	3,850
Federal Home Loan Mtg. Corp.
Series 3045, Class D0
Zero Coupon due 10/15/35(7)(15)	70,520	55,882
Federal Home Loan Mtg. Corp.
Series 3054, Class CS
1.35% due 07/15/35(5)(7)(9)	88,015	3,765
Federal Home Loan Mtg. Corp.
Series 3065, Class DC
3.81% due 03/15/35(5)(7)	91,453	84,614
Federal Home Loan Mtg. Corp.
Series 3066, Class SI
1.35% due 04/15/35(2)(5)(7)(9)	343,362	22,512
Federal Home Loan Mtg. Corp.
Series 3067, Class SI
1.30% due 11/15/35(2)(5)(7)(9)	350,029	23,578
Federal Home Loan Mtg. Corp.
Series 3107, Class DC
1.35% due 06/15/35(5)(7)(9)	116,550	7,770
Federal Home Loan Mtg. Corp.
Series 3114, Class GI
1.25% due 02/15/36(2)(5)(7)(9)	90,323	5,869
Federal Home Loan Mtg. Corp.
Series 3114, Class TS
1.30% due 09/15/30(2)(5)(7)(9)	380,951	16,242
Federal Home Loan Mtg. Corp.
Series 3118, Class SD
1.35% due 02/15/36(5)(7)(9)	305,070	13,958
Federal Home Loan Mtg. Corp.
Series 3153, Class UK
7.32% due 05/15/36(5)(7)	118,025	128,643
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-41, Class 3A
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-41, Class 3A
7.50% due 07/25/32(7)	29,147	30,168
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-42, Class A5
7.50% due 02/25/42(7)	50,440	52,384
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-42, Class A6
9.50% due 02/25/42(7)	7,905	8,542
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-51, Class 2A
7.50% due 08/25/42(7)(8)	54,082	56,262
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-57, Class 1A3
7.50% due 07/25/43(7)	106,151	110,609
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-58, Class 4A
7.50% due 09/25/43(7)	34,340	35,574
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-59, Class 1A3
7.50% due 10/25/43(7)	104,340	108,598
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-60, Class 1A2
7.00% due 03/25/44(7)	98,811	101,390
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-60, Class 1A3
7.50% due 03/25/44(7)	157,185	162,902
Federal Home Loan Mtg. Corp.
Structured Pass-Through Series T-51, Class 1AIO

Federal Home Loan Mtg. Corp.
Structured Pass-Through Series T-51, Class 1AIO
0.37% due 09/25/43(2)(7)(8)(9)	151,617	1,319
Federal Home Loan Mtg. Corp.
Structured Pass-Through Series T-56, Class 1IO
0.28% due 05/25/43(7)(8)(9)	313,182	3,118
Federal Home Loan Mtg. Corp.
Structured Pass-Through Series T-56, Class 2IO
0.05% due 05/25/43(7)(8)(9)	287,449	1,387
Federal Home Loan Mtg. Corp.
Structured Pass-Through Series T-56, Class 3IO
0.35% due 05/25/43(7)(8)(9)	252,597	2,865
Federal Home Loan Mtg. Corp.
Structured Pass-Through Series T-56, Class AIO
0.57% due 05/25/43(7)(8)(9)	506,457	9,067
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-41, Class 2A
7.00% due 07/25/32(7)	13,378	13,757
Federal Home Loan Mtg. Corp. Strip
Series 231, Class PO
Zero Coupon due 08/01/35(7)(15)	807,794	611,894
Federal Home Loan Mtg. Corp. Strip
Series 3720, Class PO
Zero Coupon due 02/01/35(7)(15)	447,377	352,987
		3,554,846
Federal National Mtg. Assoc. — 2.3%
4.00% due 05/01/19(1)	766,292	722,186
4.00% due 09/01/20	174,173	163,990
4.50% due 04/01/18	37,276	36,047
4.50% due 03/01/20	74,569	71,944
4.50% due 04/01/20	94,489	91,162
4.50% due 09/01/20	136,689	131,877
5.00% due 03/01/21	55,865	54,921
5.00% due 12/01/35	189,320	182,835
5.00% due 05/01/36	98,331	94,930
5.50% due 10/01/17	6,475	6,491
5.50% due 03/01/18	52,036	52,160
5.50% due 03/01/35	115,791	114,482
5.50% due 04/01/35	18,673	18,460
5.50% due 07/01/35	134,527	132,990
5.50% due 08/01/35	119,671	118,304
5.50% due 09/01/35	244,967	242,170
5.50% due 10/01/35	232,262	229,609
5.50% due 11/01/35	59,266	58,589
5.50% due 12/01/35	187,679	185,537
5.50% due 01/01/36	95,567	94,476
6.00% due 03/01/14	1,392	1,414
6.00% due 04/01/17	4,273	4,336
6.00% due 04/01/35	5,447	5,485
6.00% due 05/01/35	11,442	11,522
6.00% due 06/01/36	380,912	383,491
6.50% due 10/01/33(1)	323,173	330,580
7.00% due 11/01/22	3,937	4,067
7.00% due 06/01/33	52,219	53,735
7.00% due 04/01/35	64,585	66,437
7.50% due 07/01/08	266	265
7.50% due 04/01/24	54,220	56,535
8.00% due 04/01/25	19,350	20,462
9.00% due 06/01/26	791	859
Federal National Mtg. Assoc.
Series 2002-T12, Class A3
7.50% due 05/25/42	24,405	25,387
Federal National Mtg. Assoc.
Series 2002-T16, Class A3
7.50% due 07/25/42	162,476	167,934
Federal National Mtg. Assoc.
Series 2002-T18, Class A4
7.50% due 08/25/42	75,383	78,041
Federal National Mtg. Assoc.
Series 2003-122, Class SA
1.78% due 02/25/28	190,192	8,728
Federal National Mtg. Assoc.
Series 2004-W12, Class 1A4
7.50% due 07/25/44	45,127	47,300
Federal National Mtg. Assoc.
Series 2005-17, Class ES
1.43% due 03/25/35(2)	113,364	6,942
Federal National Mtg. Assoc.
Series 2005-17, Class SE
1.38% due 03/25/35	311,663	19,183
Federal National Mtg. Assoc.
Series 2005-29, Class SX
1.38% due 04/25/35	368,488	20,675
Federal National Mtg. Assoc.
Series 2001-50, Class BI
0.46% due 10/25/41(8)(7)(9)	578,964	5,791
Federal National Mtg. Assoc.
Series 2002-14, Class A1
7.00% due 01/25/42(7)	52,202	53,732
Federal National Mtg. Assoc.
Series 2002-14, Class A2
7.50% due 01/25/42(7)	55,769	57,381
Federal National Mtg. Assoc.
Series 2002-26, Class A1
7.00% due 01/25/48(7)	40,547	41,808
Federal National Mtg. Assoc.
Series 2002-33, Class A2
7.50% due 06/25/32(7)	48,700	50,790
Federal National Mtg. Assoc.
Series 2002-82, Class TO
Zero Coupon due 02/25/32(7)(15)	42,817	34,654
Federal National Mtg. Assoc.
Series 2003-112, Class SA
1.15% due 01/25/28(5)(7)(9)	104,672	3,268
Federal National Mtg. Assoc.
Series 2003-122, Class SJ
1.75% due 02/25/28(5)(7)(9)	198,208	8,963
Federal National Mtg. Assoc.
Series 2003-124, Class ST
1.15% due 01/25/34(5)(7)(9)	71,164	2,776
Federal National Mtg. Assoc.
Series 2003-48, Class S

2.20% due 06/25/33(5)(7)(9)	47,096	3,697
Federal National Mtg. Assoc.
Series 2003-66, Class SA
2.30% due 07/25/33(5)(7)(9)	105,902	8,546
Federal National Mtg. Assoc.
Series 2004-24, Class CS
1.80% due 01/25/34(5)(7)(9)	137,296	9,000
Federal National Mtg. Assoc.
Series 2004-54, Class SW
0.65% due 06/25/33(5)(7)(9)	65,807	1,770
Federal National Mtg. Assoc.
Series 2004-60, Class SW
1.70% due 04/25/34(5)(7)(9)	253,201	16,863
Federal National Mtg. Assoc.
Series 2004-89, Class EI
1.80% due 08/25/34(2)(5)(7)(9)	357,658	24,270
Federal National Mtg. Assoc.
Series 2005-113, Class DO
Zero Coupon due 01/25/36(7)(15)	233,666	186,396
Federal National Mtg. Assoc.
Series 2005-17, Class SY
1.40% due 03/25/35(5)(7)(9)	84,538	4,875
Federal National Mtg. Assoc.
Series 2005-37, Class SU
7.80% due 03/25/35(5)(7)	78,879	86,362
Federal National Mtg. Assoc.
Series 2005-42, Class SA
1.45% due 05/25/35(5)(7)(9)	208,548	11,213
Federal National Mtg. Assoc.
Series 2005-45, Class DC
4.69% due 06/25/35(5)(7)	84,183	82,624
Federal National Mtg. Assoc.
Series 2005-45, Class SR
1.37% due 06/25/35(5)(7)(9)	327,559	15,776
Federal National Mtg. Assoc.
Series 2005-52, Class DC
1.85% due 06/25/35(5)(7)(9)	63,813	4,981
Federal National Mtg. Assoc.
Series 2005-54, Class SA
1.35% due 06/25/35(5)(7)(9)	233,250	11,314
Federal National Mtg. Assoc.
Series 2005-57, Class CD
5.06% due 01/25/35(5)(7)	88,863	89,137
Federal National Mtg. Assoc.
Series 2005-57, Class CI
1.35% due 04/25/35(5)(7)(9)	148,183	7,764
Federal National Mtg. Assoc.
Series 2005-57, Class DC
4.39% due 12/25/34(5)(7)	85,925	84,659
Federal National Mtg. Assoc.
Series 2005-57, Class DI
1.35% due 03/25/35(5)(7)(9)	345,145	15,231
Federal National Mtg. Assoc.
Series 2005-58, Class IK
0.65% due 07/25/35(5)(7)(9)	124,697	5,393
Federal National Mtg. Assoc.
Series 2005-65, Clas KI
1.65% due 08/25/35(5)(7)(9)	342,622	19,756
Federal National Mtg. Assoc.
Series 2005-65, Class ER
zero coupon due 08/25/35(5)(7)	84,930	74,994
Federal National Mtg. Assoc.
Series 2005-67, Class BS
0.80% due 08/25/35(5)(7)(9)	142,937	4,307
Federal National Mtg. Assoc.
Series 2005-69, Class AS
1.35% due 08/25/35(2)(5)(7)(9)	72,531	3,853
Federal National Mtg. Assoc.
Series 2005-73, Class SD
1.33% due 08/25/35(5)(7)(9)	142,684	9,483
Federal National Mtg. Assoc.
Series 2005-74, Class CP
5.13% due 05/25/35(5)(7)	85,443	85,544
Federal National Mtg. Assoc.
Series 2005-74, Class CS
5.31% due 05/25/35(5)(7)	85,443	85,388
Federal National Mtg. Assoc.
Series 2005-76, Class SA
5.13% due 06/25/34(5)(7)	85,939	86,113
Federal National Mtg. Assoc.
Series 2005-82, Class SI
0.75% due 09/25/35(5)(7)(9)	457,605	14,424
Federal National Mtg. Assoc.
Series 2005-82, Class SY
1.38% due 09/25/35(5)(7)(9)	249,589	12,036
Federal National Mtg. Assoc.
Series 2005-84, Class SG
1.35% due 10/25/35(5)(7)(9)	215,549	12,718
Federal National Mtg. Assoc.
Series 2005-92, Class SC
1.33% due 10/25/35(5)(7)(9)	290,895	18,419
Federal National Mtg. Assoc.
Series 2005-95, Class CI
1.35% due 11/25/35(5)(7)(9)	123,774	6,705
Federal National Mtg. Assoc.
Series 2005-99, Class SA
4.95% due 11/25/35(5)(7)	90,151	89,618
Federal National Mtg. Assoc.
Series 2006-20, Class IB
1.24% due 04/25/36(5)(7)(9)	199,993	6,835
Federal National Mtg. Assoc.
Series 2006-20, Class IG
1.30% due 04/25/36(5)(7)(9)	466,926	17,204
Federal National Mtg. Assoc.
Series 2006-63, Class SP
7.20% due 07/25/36(5)(7)	95,029	104,686
Federal National Mtg. Assoc.
Series 2006-70, Class SJ
7.50% due 06/25/36(2)(5)(7)	95,244	104,775
Federal National Mtg. Assoc.
Series 2006-8, Class HP
4.95% due 03/25/36(5)(7)	92,877	91,804
Federal National Mtg. Assoc.
Series 2006-8, Class PK
5.00% due 03/25/36(5)(7)	94,582	92,816
Federal National Mtg. Assoc.
Series 2006-8, Class PS
1.25% due 03/25/36(2)(5)(7)(9)	212,767	13,040

Federal National Mtg. Assoc.
Series 2976, Class KL
4.77% due 05/15/35(5)(7)	91,943	89,477
Federal National Mtg. Assoc.
Series 2990, Class LB
3.27% due 06/15/34(5)(7)	91,463	83,140
Federal National Mtg. Assoc.
Series 2990, Class WP
3.22% due 06/15/35(5)(7)	87,514	82,803
Federal National Mtg. Assoc.
Series 363, Class 1
Zero Coupon due 10/01/35(7)(15)	360,212	271,380
Federal National Mtg. Assoc.
Series 372, Class 1
Zero Coupon due 08/01/36(7)	222,206	177,762
Federal National Mtg. Assoc. Grantor Trust
Series 1999-T2, Class A1
7.50% due 01/19/39(7)	74,347	77,660
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T1, Class A1
7.50% due 10/25/40(7)	15,450	16,013
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A2
7.50% due 08/25/41(7)	23,124	24,035
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class IO
0.57% due 08/25/41(7)(8)(9)	344,276	5,062
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T3, Class A1
7.50% due 11/25/40(7)	5,745	5,893
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T4, Class A1
7.50% due 07/25/41(7)	12,751	13,213
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T5, Class A3
7.50% due 06/19/30(7)(8)	3,246	3,368
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T7, Class A1
7.50% due 02/25/41(7)	104,404	108,091
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T8, Class A1
7.50% due 07/25/31(1)(7)	166,642	172,580
Federal National Mtg. Assoc. Grantor Trust
Series 2002-T1, Class A3
7.50% due 11/25/31(7)	49,505	51,512
Federal National Mtg. Assoc. Grantor Trust
Series 2002-T1, Class A4
9.50% due 11/25/31(7)	11,513	12,192
Federal National Mtg. Assoc. Grantor Trust
Series 2002-T1, Class IO
0.43% due 11/25/31(7)(8)(9)	371,068	3,420
Federal National Mtg. Assoc. Grantor Trust
Series 2002-T12, Class A4
9.50% due 05/25/42(7)	7,560	8,053
Federal National Mtg. Assoc. Grantor Trust
Series 2002-T16
7.00% due 07/25/42(7)	41,506	42,640
Federal National Mtg. Assoc. Grantor Trust
Series 2002-T4, Class A2
7.00% due 12/25/41(7)	15,750	16,181
Federal National Mtg. Assoc. Grantor Trust
Series 2002-T4, Class A3
7.50% due 12/25/41(7)	73,711	76,590
Federal National Mtg. Assoc. Grantor Trust
Series 2002-T4, Class IO
0.45% due 12/25/41(7)(8)(9)	1,921,128	23,542
Federal National Mtg. Assoc. Grantor Trust
Series 2002-T6, Class A2
7.50% due 10/25/41(7)	193,943	200,326
Federal National Mtg. Assoc. Grantor Trust
Series 2002-T6, Class A3
9.50% due 10/25/41(7)	15,222	16,475
Federal National Mtg. Assoc. Grantor Trust
Series 2004-T2, Class 1A4
7.50% due 11/25/43(7)	29,372	30,133
Federal National Mtg. Assoc. Grantor Trust
Series 2004-T3, Class 1A3
7.00% due 02/25/44(7)	19,120	19,697
Federal National Mtg. Assoc. Grantor Trust
Series 2004-T3, Class 1A4
7.50% due 02/25/44(7)	3,396	3,560
Federal National Mtg. Assoc. Grantor Trust
Series 2004-T3, Class PT1
10.40% due 01/25/44(2)(7)(8)	52,731	59,693
Federal National Mtg. Assoc. Grantor Trust
Series 2004-T4, Class A4
9.50% due 12/25/41(7)	9,354	9,988
Federal National Mtg. Assoc. Strip
Series 342, Class 1
Zero Coupon due 10/01/33(7)(15)	60,936	47,597
Federal National Mtg. Assoc. Strip
Series 361, Class 1
Zero Coupon due 10/01/35(7)(15)	102,551	83,518

Federal National Mtg. Assoc. Whole Loan
Series 2003-W2, Class 2IO
0.83% due 07/25/42(7)(8)(9)	401,582	9,607
Federal National Mtg. Assoc. Whole Loan
Series 2001-W3, Class A
7.00% due 09/25/41(7)	18,623	19,083
Federal National Mtg. Assoc. Whole Loan
Series 2002-W1, Class 2A
7.50% due 02/25/42(7)	25,310	26,248
Federal National Mtg. Assoc. Whole Loan
Series 2002-W3, Class A5
7.50% due 01/25/28(7)	20,609	21,352
Federal National Mtg. Assoc. Whole Loan
Series 2002-W4, Class A5
7.50% due 05/25/42(7)	113,141	117,195
Federal National Mtg. Assoc. Whole Loan
Series 2002-W6, Class 2A
7.50% due 06/25/42(7)	65,974	68,683
Federal National Mtg. Assoc. Whole Loan
Series 2002-W7, Class A5
7.50% due 02/25/29(7)	16,155	16,836
Federal National Mtg. Assoc. Whole Loan
Series 2003-W10, Class 1IO
1.94% due 06/25/43(7)(8)(9)	735,392	40,500
Federal National Mtg. Assoc. Whole Loan
Series 2003-W10, Class 3IO
1.93% due 06/25/43(7)(8)(9)	153,734	7,005
Federal National Mtg. Assoc. Whole Loan
Series 2003-W12, Class 2IO
2.23% due 06/25/43(7)(8)(9)	350,610	21,688
Federal National Mtg. Assoc. Whole Loan
Series 2003-W2, Class 1A3
7.50% due 07/25/42(7)	23,332	24,302
Federal National Mtg. Assoc. Whole Loan
Series 2003-W3
7.00% due 08/25/42(7)	38,885	39,957
Federal National Mtg. Assoc. Whole Loan
Series 2003-W3, Class 1A3
7.50% due 08/25/42(7)	53,193	54,992
Federal National Mtg. Assoc. Whole Loan
Series 2003-W6, Class 2IO1
Zero Coupon due 09/25/42(7)(8)(9)	18,879	0
Federal National Mtg. Assoc. Whole Loan
Series 2003-W6, Class 2IO3
0.35% due 09/25/42(7)(8)(9)	365,624	3,727
Federal National Mtg. Assoc. Whole Loan
Series 2003-W6, Class 3IO
0.37% due 09/25/42(7)(8)(9)	332,495	3,472
Federal National Mtg. Assoc. Whole Loan
Series 2003-W6, Class 5IO1
0.68% due 09/25/42(7)(8)(9)	252,039	5,198
Federal National Mtg. Assoc. Whole Loan
Series 2003-W6, Class PT1
9.85% due 09/25/42(7)(8)	28,872	31,387
Federal National Mtg. Assoc. Whole Loan
Series 2003-W8, Class 1IO1
0.03% due 12/25/42(7)(8)(9)	65,648	3
Federal National Mtg. Assoc. Whole Loan
Series 2003-W8, Class 1IO2
1.64% due 12/25/42(7)(8)(9)	540,828	28,845
Federal National Mtg. Assoc. Whole Loan
Series 2003-WA, Class 4A
7.50% due 10/25/42(7)	75,648	78,485
Federal National Mtg. Assoc. Whole Loan
Series 2004-W11, Class 1A4
7.50% due 05/25/44(7)	57,168	59,610
Federal National Mtg. Assoc. Whole Loan
Series 2004-W12, Class 1A3
7.00% due 07/25/44(7)	37,129	38,414
Federal National Mtg. Assoc. Whole Loan
Series 2004-W12, Class A2
7.00% due 12/25/33(7)	108,285	111,073
Federal National Mtg. Assoc. Whole Loan
Series 2004-W14, Class 2A
7.50% due 07/25/44(7)	10,408	10,800
Federal National Mtg. Assoc. Whole Loan
Series 2004-W8, Class 3A
7.50% due 06/25/44(7)	93,549	97,759
Federal National Mtg. Assoc. Whole Loan
Series 2005-W1, Class A4
7.50% due 10/25/44(7)	80,425	84,082
Federal National Mtg. Assoc. Whole Loan
Series 2005-W3, Class 1A
7.50% due 03/25/45(7)	132,336	137,021
Federal National Mtg. Assoc. Whole Loan
Series 2005-W4, Class 1A3
7.00% due 08/25/35(7)	45,878	46,912
Federal National Mtg. Assoc. Whole Loan
Series 20074-W2, Class 5A

7.50% due 03/25/44(7)	90,971	95,119
		9,135,039
Government National Mtg. Assoc. — 0.1%
Government National Mtg. Assoc.
Series 2005-28, Class SA
0.85% due 03/20/35(5)(7)(9)	408,508	11,671
Government National Mtg. Assoc.
Series 2005-51, Class SJ
0.85% due 07/20/35(5)(7)(9)	176,448	6,447
Government National Mtg. Assoc.
Series 2005-60, Class SJ
0.43% due 02/20/34(5)(7)(9)	291,210	6,274
Government National Mtg. Assoc.
Series 2005-65, Class SI
1.00% due 08/20/35(5)(7)(9)	86,682	3,636
Government National Mtg. Assoc.
Series 2005-68, Class S
0.85% due 05/20/35(5)(7)(9)	342,881	12,254
Government National Mtg. Assoc.
Series 2005-68, Class SI
0.95% due 09/20/35(5)(7)(9)	597,471	25,232
Government National Mtg. Assoc.
Series 2005-7, Class JM
4.95% due 05/18/34(5)(7)	89,566	89,434
Government National Mtg. Assoc.
Series 2005-84, Class SL
3.00% due 11/16/35(5)(7)	95,365	87,286
Government National Mtg. Assoc.
Series 2006-14, Class S
0.90% due 03/20/36(5)(7)(9)	107,887	4,096
		246,330
Total U.S. Government Agencies
(cost $13,944,226)		12,936,215
EXCHANGE TRADED FUNDS — 1.8%
Index Fund — 0.4%
iShares MSCI EAFE Index Fund	19,400	1,420,468
Index Fund-Large Cap — 0.8%
SPDR Trust, Series 1	22,800	3,230,532
Index Fund-Small Cap — 0.5%
iShares Russell 2000 Growth Index Fund	5,600	440,440
iShares Russell 2000 Index Fund	17,400	1,358,070
ishares Russell 2000 Value Index Fund	4,500	360,090
		2,158,600
Mid Cap Equity Fund — 0.1%
S&P Midcap 400 Depository Receipts, Series 1	1,600	234,560
Total Exchange Traded Funds
(cost $6,652,787)		7,044,160
EQUITY CERTIFICATES — 0.1%
Finance-Investment Banker/Broker — 0.0%
UBS-IVRCL Infrastructures and Projects(2)(3)(14)	7,933	69,050
UBS-Lite-on Technology Corp.(2)(3)	70,084	94,757
		163,807
Semiconductors Components-Intergrated Circuits — 0.1%
UBS AG - Siliconware Corp.(2)(3)	61,611	96,823
UBS AG - Taiwan Semiconductor Co., Ltd.(2)(3)	60,348	125,030
UBS AG - United Microelectronics Corp.(2)(3)(14)	168,000	104,420
		326,273
Total Equity Certificates
(cost $443,210)		490,080
Total Long-Term Investment Securities
(cost $317,448,967)		376,264,191
SHORT-TERM INVESTMENT SECURITIES — 2.5%
Asset-Backed Commercial Paper — 1.2%
Ranger Funding Co. LLC
5.30% due 01/11/07	5,000,000	4,992,695
Commercial Paper — 1.3%
Thunder Bay Funding, Inc.
2.15% due 01/05/07	5,000,000	4,997,011
Total Short-Term Investment Securities
(cost $9,989,705)		9,989,706
REPURCHASE AGREEMENT — 1.9%

Agreement with Bank of America NA, bearing interest at 5.25% dated 12/31/06 to be repurchased 01/02/07 in the amount of $7,306,260 and collateralized by Federal Home Loan Bank Notes, bearing interest at 5.00% due 12/11/09 and having an approximate value of $7,444,490

(cost $7,302,000)	7,302,000	7,302,000
Total Repurchase Agreements
(cost $7,302,000)
TOTAL INVESTMENTS
(cost $334,740,672)(16)	99.5%	393,555,897
Other assets less liabilities	0.5	2,141,709
NET ASSETS—	100.0%	$395,697,606

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At, the aggregate value of these securities was $14,916,462 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)	Fair valued security; see Note 1.

(3)	Illiquid security

(4)	Consists of more than one class of securities traded together as a unit.

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2006.

(6)	Variable Rate Security - the rate reflected is as of December 31, 2006, maturity date reflects the stated maturity date.

(7)	Collateralized Mortgaged Obligation

(8)	Variable Rate Security - the rate reflected is as of December 31, 2006, maturity date reflects next reset date.

(9)	Interest Only

(10)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(11)	Bond in default

(12)	Company has filed Chapter 11 bankruptcy protection.

(13)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(14)

To the extent permitted by the Statement of Additional Information, the Asset Allocation:Diversified Growth portfolio may invest in restricted securities. The Fund has no right to demand registration of these securities.  The securities are valued pursuant to Note 1.  Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.  The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of December 31, 2006, the Asset Allocation:Diversified Growth portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Novelis, Inc.
7.75% due 02/15/15	02/27/06	35,000	$0	$33,863	$0.97	0.0%

UBS AG - United Microelectronics Corp.
	06/05/2006	663,920	405,921	405,921
	06/06/2006	44,000	26,497	26,497
	06/29/2006	17,289	9,933	9,933
	07/18/2006	67,528	36,445	36,445
	08/03/2006	5,473	0	0
	08/03/2006	0	0	0
	09/19/2006	11,024	6,194	6,194
	10/05/2006	84,000	47,309	47,309
	10/26/2006	69,552	37,871	37,871
	12/12/2006	102,000	60,965	60,965
	12/13/2006	106,000	62,275	62,275
		1,170,786	693,410	693,410	0.59	0.2%
UBS AG - IVRCL Infrastructures
	10/04/2006	3,255	18,787	18,787
	12/29/2006	4,678	41,398	36,351
		7,933	60,185	55,138	6.95	0.0%

				$782,411		0.2%

(15)	Principal only security.

(16)	See Note 4 for cost of investments on a tax basis.

(17)	Credit linked to underlying securities.

(18)	Denominated in United States Dollars unless otherwise indicated.

TBA	Securities purchased on a forward commitment basis with an appropriate prinicpal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

ADR	American Depository Receipt

REMIC	Real Estate Mortgage Investment Conduit

GDR	Global Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2006	Unrealized Appreciation (Depreciation)
30 Short	US Treasury 2 YR Note	March 2007	6,099,877	6,120,938	$21,062

21 Long	US Treasury Long Bond	March 2007	2,390,515	2,340,188	$(50,327)

113 Long	US Treasury 10 YR Note	March 2007	12,278,118	12,143,969	$(134,149)

16 Short	US Treasury 5YR Note	March 2007	1,672,030	1,681,000	$8,970

35 Long	90 Day Euro Dollar	March 2007	8,299,358	8,284,500	$(14,858)

1 Short	90 Day Euro Dollar	June 2007	236,715	236,925	$210

1 Short	90 Day Euro Dollar	September 2007	237,153	237,288	$135

40 Short	90 Day Euro Dollar	December 2007	9,485,221	9,505,000	$19,779

382 Short	US Treasury 10YR Note	March 2007	40,448,468	41,053,063	$604,594

148 Long	Australian 10YR Bond	March 2007	83,524,396	83,346,773	$(177,623)

62 Long	Euro-Bund	March 2007	9,702,090	9,486,903	$(215,187)

80 Long	Generic 7th US.	March 2007	17,239,998	16,926,670	$(313,328)

42 Long	Japan 10YR Bond	March 2007	4,738,736	4,723,567	$(15,169)

133 Long	US Treasury 10YR	March 2007	14,453,609	14,293,344	$(160,266)

30 Short	Euro-Bund	March 2007	4,486,856	4,590,437	$103,581

16 Short	US Treasury Long Bond	March 2007	1,743,780	1,783,000	$39,220

49 Short	US Treasury 5YR Note	March 2007	5,106,123	5,148,063	$41,939

2 Long	Canada 10YR Bond	March 2007	197,533	195,617	$(1,915)

6 Long	Euro-BOBL	March 2007	873,568	860,973	$(12,595)

24 Long	Euro-Bund	March 2007	3,755,364	3,672,073	$(83,292)

4 Long	LIFFE Long Gilt	March 2007	858,103	846,507	$(11,597)

3 Long	Japan 10YR Bond	March 2007	3,379,775	3,377,000	$(2,775)

73 Long	US Treasury 10YR Note	March 2007	7,933,184	7,845,219	$(87,965)

70 Long	US Treasury 5YR Note	March 2007	7,417,944	7,354,375	$(63,569)

36 Short	S&P ASX 200 Index	March 2007	4,053,756	4,011,003	$(42,753)

94 Short	S&P/TSE 60 Index	March 2007	12,052,806	12,092,885	$40,078

101 Short	Financial Times Stock xch. 100 Index	March 2007	12,255,059	12,311,158	$56,099

86 Long	Tokyo Price Index	March 2007	11,630,294	12,150,618	$520,324

381 Short	Dow Jones Euro Stock 50	March 2007	20,896,850	20,864,413	$(32,436)

51 Long	Russell 2000 Index	March 2007	4,094,382	4,053,990	$(40,392)

35 Long	LIFFE Long Gilt	March 2007	2,497,058	2,499,700	$2,643

33 Short	S&P Mid Cap 400 Index	March 2007	2,619,936	2,677,290	$57,354

11 Short	Financial Times Stock xch. 100 Index	March 2007	1,334,709	1,340,819	$6,110

8 Short	Tokyo Price Index	March 2007	1,178,723	1,130,290	$(48,433)

32 Short	Dow Jones Euro Stock 50	March 2007	1,755,105	1,752,392	$(2,714)

240 Short	Russell 2000 Index	March 2007	18,888,480	19,077,600	$189,120

761 Long	Euro 3MO LIFFE	March 2007	54,408,076	54,350,620	$57,456

4 Short	Tokyo Price Index	March 2007	589,001	564,811	$(24,191)

13 Short	Dow Jones Euro Stock 50	March 2007	713,723	712,612	$(1,111)

245 Short	LIFFE Long Gilt	March 2007	17,517,378	17,497,900	$(19,478)
					$212,551

Open Forward Foreign Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation

*	USD	28,802,477	AUD	37,946,500	01/17/07	1,136,544
*	USD	992,121	CHF	1,201,200	03/22/07	852
*	USD	82,010	CLP	44,055,600	08/01/07	724
*	USD	11,923,673	EUR	9,045,500	03/22/07	60,544
*	USD	7,078,372	GBP	3,625,800	03/22/07	22,990
*	USD	983,304	NOK	6,148,600	03/22/07	6,218
*	AUD	3,816,400	USD	3,013,201	01/17/07	2,138
*	CAD	13,322,100	USD	11,796,845	01/17/07	367,145
*	CHF	11,087,000	USD	9,317,876	03/22/07	152,806
*	EUR	28,793,200	USD	38,499,005	03/22/07	351,423
*	GBP	9,142,500	USD	18,058,903	03/22/07	152,729
*	JPY	3,511,794,000	USD	30,312,089	02/21/07	597,756
*	NOK	21,375,400	USD	3,489,770	03/22/07	49,729
*	SEK	23,646,000	USD	3,490,246	03/22/07	19,312
						2,920,910

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation

*	USD	1,003,751	AUD	1,272,100	01/17/07	(89)
*	USD	11,523,523	CAD	12,949,200	01/17/07	(413,753)
*	USD	6,966,984	CHF	8,259,700	03/22/07	(139,102)
*	USD	20,116,228	EUR	15,070,000	03/22/07	(150,262)
*	USD	4,797,793	GBP	2,432,900	03/22/07	(32,802)
*	USD	1,034,262	HKD	8,020,700	02/21/07	(888)
*	USD	10,162,075	JPY	1,162,581,100	02/21/07	(325,130)
*	USD	5,156,361	NOK	31,525,300	03/22/07	(82,850)
*	USD	5,219,813	SEK	35,221,800	03/22/07	(49,696)
*	AUD	17,432,800	USD	13,292,938	01/17/07	(461,188)
*	CHF	3,658,300	USD	3,018,907	03/22/07	(5,228)
*	CLP	44,055,600	USD	81,434	08/01/07	(1,300)
*	EUR	12,176,300	USD	16,055,187	03/22/07	(76,969)
*	GBP	3,023,000	USD	5,918,258	03/22/07	(2,482)
	NZD	1,576,300	USD	1,041,934	01/17/07	(67,488)
*	SEK	20,230,300	USD	2,959,446	03/22/07	(10,108)
	SGD	450,800	USD	288,974	02/21/07	(5,731)
	ZAR	246,000	USD	34,621	04/18/07	(51)
						(1,825,117)
Net Unrealized Appreciation (Depreciation)						$1,095,793

*                 Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

EUR - Euro

GBP - Pound Sterling

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

ZAR - South African Rand

USD - United States Dollar

Interest Rate Swaps

	Notional Amount	Termination Date	Gross Unrealized Appreciation
Agreement with Lehman Brothers dated August 01, 2006 to receive quarterly 5.57% and pay quarterly the 3 Month USD Libor Rate.	4,660,000	08/03/2016	114,169

Agreement with Lehman Brothers dated August 03, 2006 to receive quarterly 5.45% and pay quarterly the 3 Month USD Libor Rate.	1,443,000	08/03/2011	20,144

Agreement with Bank of America dated September 28, 2006 to receive quarterly 5.16% and pay quarterly the 3 Month USD Libor Rate.	185,000	10/02/2016	8,973.00

Agreement with JP Morgan dated October 05, 2006 to receive quarterly 5.05% and pay quarterly the 3 Month USD Libor Rate.	1,860,000	10/10/2013	7,788

Agreement with JP Morgan dated October 05, 2006 to receive quarterly 5.09% and pay quarterly the 3 Month USD Libor Rate.	2,590,000	10/10/2013	5,561

Agreement with Lehman Brothers dated October 19, 2006 to receive quarterly 5.25% and pay quarterly the 3 Month USD Libor Rate.	646,000	10/23/2008	651

Agreement with Lehman Brothers dated October 19, 2006 to receive quarterly 5.33% and pay quarterly the 3 Month USD Libor Rate.	260,000	10/23/2016	2,937

Agreement with JP Morgan dated November 16, 2006 to receive quarterly 5.17% and pay quarterly the 3 Month USD Libor Rate.	3,258,000	11/20/2006	1,704.32

Agreement with Goldman Sachs dated November 16, 2006 to receive quarterly 5.16% and pay quarterly the 3 Month USD Libor Rate.	3,267,000	11/20/2008	1,999

Agreement with Goldman Sachs dated November 17, 2006 to receive quarterly 5.09% and pay quarterly the 3 Month USD Libor Rate.	3,311,000	11/21/2008	5,974

Agreement with JP Morgan dated November 20, 2006 to receive quarterly 5.09% and pay quarterly the 3 Month USD Libor Rate.	4,500,000	11/22/2008	1,761

Agreement with JP Morgan dated December 15, 2006 to receive quarterly 5.06% and pay quarterly the 3 Month USD Libor Rate.	1,186,000	12/19/2016	11,251.57

			$182,914

			Gross Unrealized Depreciation
Agreement with Lehman Brothers dated August 01, 2006 to receive quarterly 5.42% and pay quarterly the 3 Month USD Libor Rate.	810,000	8/3/2008	(2,332)

Agreement with Lehman Brothers dated September 06, 2006 to receive quarterly 5.33% and pay quarterly the 3 Month USD Libor Rate.	1,790,000	09/08/2016	(20,304)

Agreement with Bank of America dated October 02, 2006 to receive quarterly 5.16% and pay quarterly the 3 Month USD Libor Rate.	185,000	10/02/2016	(317)

Agreement with JP Morgan dated October 10, 2006 to receive quarterly 5.23% and pay quarterly the 3 Month USD Libor Rate.	4,500,000	10/12/2006	(7,979)

Agreement with Goldman Sachs dated October 17, 2006 to receive quarterly 5.32% and pay quarterly the 3 Month USD Libor Rate.	174,000	10/19/2016	(1,921)

Agreement with Lehman Brothers dated October 19, 2006 to receive quarterly 5.25% and pay quarterly the 3 Month USD Libor Rate.	646,000	10/23/2008	(596)

Agreement with Lehman Brothers dated October 19, 2006 to receive quarterly 5.33% and pay quarterly the 3 Month USD Libor Rate.	260,000	10/23/2016	(2,887)

Agreement with Goldman Sachs dated November 16, 2006 to receive quarterly 5.26% and pay quarterly the 3 Month USD Libor Rate.	736,000	11/20/2026	(4,040)

Agreement with JP Morgan dated November 16, 2006 to receive quarterly 5.27% and pay quarterly the 3 Month USD Libor Rate.	734,000	11/20/2026	(3,579)

Agreement with Goldman Sachs dated November 17, 2006 to receive quarterly 5.21% and pay quarterly the 3 Month USD Libor Rate.	735,000	11/21/2020	(8,857)

Agreement with Goldman Sachs dated December 18, 2006 to receive quarterly 5.07% and pay quarterly the 3 Month USD Libor Rate.	624,000	12/20/2016	(5,223)
			$(58,035)
Net Unrealized Appreciation (Depreciation)			$124,879

Total Return Swaps

	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)

Agreement with Merrill Lynch dated October 23, 2006 to receive quarterly the total return on the RU20TR Index and pay quarterly the notational amount multiplied by the three month USD-LIBOR plus 0.85%	$40,001,317	10/26/07	$(1,379,530)

Agreement with Morgan Stanley dated January 27, 2006 to receive quarterly the total return on the MSCI India Index and pay quarterly the notational amount multiplied by the three month USD-LIBOR plus 4.00%	517,398	02/01/07	64,643

Agreement with Deutsche Bank dated June 19, 2006 to receive quarterly the total return on EEM Equity Index and pay quarterly the notational amount multiplied by the three month USD-LIBOR plus 3.00%	6,764,160	06/14/07	1,268,605

			$(46,282)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
STOCK PORTFOLIO

Portfolio of Investments — December 31, 2006
(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 97.7%
Aerospace/Defense — 0.5%
General Dynamics Corp.	20,500	$1,524,175

Agricultural Operations — 0.6%
Monsanto Co.	38,100	2,001,393

Airlines — 1.0%
Southwest Airlines Co.	199,100	3,050,212

Applications Software — 2.9%
Infosys Technologies, Ltd.	42,400	2,148,739
Intuit, Inc.†	39,700	1,211,247
Microsoft Corp.	194,650	5,812,249
		9,172,235
Athletic Footwear — 0.5%
NIKE, Inc., Class B	15,600	1,544,868

Audio/Video Products — 1.0%
Harman International Industries, Inc.	30,500	3,047,255

Banks-Commercial — 2.5%
Anglo Irish Bank Corp. PLC	130,300	2,691,839
Erste Bank der Oesterreichischen Sparkassen AG	38,934	2,986,040
UniCredito Italiano SpA	248,554	2,178,609
		7,856,488
Banks-Fiduciary — 2.1%
Northern Trust Corp.	41,500	2,518,635
State Street Corp.	62,800	4,235,232
		6,753,867
Beverages-Non-alcoholic — 0.8%
PepsiCo, Inc.	43,000	2,689,650

Brewery — 0.4%
InBev NV	21,600	1,423,943

Broadcast Services/Program — 1.5%
Grupo Televisa SA ADR	81,200	2,193,212
Liberty Media Holding Corp.- Capital, Series A	26,394	2,586,084
		4,779,296
Building-Residential/Commerical — 0.6%
Lennar Corp., Class A	38,400	2,014,464

Cable TV — 1.5%
EchoStar Communications Corp., Class A†	28,500	1,083,855
Rogers Communications, Inc., Class B	64,100	3,820,360
		4,904,215
Casino Hotels — 1.3%
MGM Mirage, Inc.†	32,000	1,835,200
Wynn Resorts, Ltd.†	24,200	2,271,170
		4,106,370
Casino Services — 0.7%
International Game Technology	45,600	2,106,720

Cellular Telecom — 1.1%
America Movil SA de CV, Series L ADR	75,300	3,405,066

Computer Aided Design — 0.7%
Autodesk, Inc.†	54,700	2,213,162

Computer Services — 0.1%
Affiliated Computer Services, Inc., Class A†	8,400	410,256

Computers — 0.9%
Apple Computer, Inc.†	21,800	1,849,512
Dell, Inc.†	40,900	1,026,181
		2,875,693
Computers-Memory Devices — 0.5%
EMC Corp.†	128,500	1,696,200

Consulting Services — 1.7%
Accenture Ltd., Class A	150,800	5,569,044

Cosmetics & Toiletries — 1.0%
Procter & Gamble Co.	49,992	3,212,986

Cruise Lines — 0.4%
Carnival Corp.(1)	27,100	1,329,255

Data Processing/Management — 1.2%
Automatic Data Processing, Inc.†	74,900	3,688,825

Distribution/Wholesale — 0.2%
Fastenal Co.	21,600	775,008

Diversified Manufactured Operations — 6.5%
Danaher Corp.	63,400	4,592,696
General Electric Co.	358,700	13,347,227
Tyco International, Ltd.	87,200	2,650,880
		20,590,803
Diversified Minerals — 0.8%
BHP Billiton, Ltd.	120,300	2,402,458

E-Commerce/Products — 0.9%
Amazon.com, Inc.†	71,500	2,821,390

E-Commerce/Services — 0.9%
eBay, Inc.†	44,700	1,344,129
Liberty Media Corp., Series A†	77,073	1,662,465
		3,006,594
Electronic Components-Semiconductors — 1.6%
Intel Corp.	51,400	1,040,850
Samsung Electronics Co., Ltd.	1,286	847,654
Texas Instruments, Inc.	32,000	921,600
Xilinx, Inc.	97,900	2,330,999
		5,141,103
Electronic Forms — 0.7%
Adobe Systems, Inc.†	50,600	2,080,672

Enterprise Software/Service — 0.4%
Oracle Corp.†	74,100	1,270,074

Finance-Consumer Loans — 1.0%
SLM Corp.	62,100	3,028,617

Finance-Credit Card — 1.5%
American Express Co.	80,400	4,877,868

Finance-Investment Banker/Broker — 7.0%
Charles Schwab Corp.	138,600	2,680,524
Citigroup, Inc.	90,035	5,014,950
E*TRADE Financial Corp.†	127,000	2,847,340
Goldman Sachs Group, Inc.	11,000	2,192,850
Morgan Stanley	35,600	2,898,908
UBS AG	107,000	6,502,544
		22,137,116

1

Finance-Mortgage Loan/Banker — 1.0%
Countrywide Financial Corp.	56,800	$2,411,160
Housing Development Finance Corp.	20,300	747,651
		3,158,811
Finance-Other Services — 0.5%
Chicago Merchantile Exchange Holdings, Inc.	1,300	662,675
Deutsche Boerse AG	5,923	1,090,077
		1,752,752
Food-Retail — 0.4%
Whole Foods Market, Inc.	24,500	1,149,785

Food-Wholesale/Distribution — 0.4%
Sysco Corp.	37,000	1,360,120

Hotel/Motel — 0.4%
Marriott International, Inc., Class A	26,300	1,255,036

Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	40,300	3,460,158

Insurance-Multi-line — 0.4%
Hartford Financial Services Group, Inc.	12,200	1,138,382

Investment Management/Advisor Services — 1.7%
Franklin Resources, Inc.	25,900	2,853,403
Legg Mason, Inc.	25,800	2,452,290
		5,305,693
Machinery-Construction & Mining — 0.5%
Joy Global, Inc.	33,000	1,595,220

Machinery-Farming — 0.3%
Deere & Co.	11,500	1,093,305

Medical Instruments — 1.5%
Medtronic, Inc.	71,000	3,799,210
St. Jude Medical, Inc.†	29,700	1,085,832
		4,885,042
Medical Products — 1.1%
Stryker Corp.	38,100	2,099,691
Zimmer Holdings, Inc.†	17,300	1,355,974
		3,455,665
Medical-Biomedical/Gene — 2.9%
Amgen, Inc.†	73,800	5,041,278
Celgene Corp.†	31,600	1,817,948
Genentech, Inc.†	28,400	2,304,092
		9,163,318
Medical-Drugs — 3.9%
Eli Lilly & Co.	26,500	1,380,650
Novartis AG	69,146	3,986,464
Roche Holding AG	19,221	3,446,687
Sepracor, Inc.†	27,900	1,718,082
Wyeth	35,400	1,802,568
		12,334,451
Medical-HMO — 5.0%
Aetna, Inc.	46,400	2,003,552
Humana, Inc.†	20,300	1,122,793
UnitedHealth Group, Inc.	140,100	7,527,573
WellPoint, Inc.†	65,700	5,169,933
		15,823,851
Multimedia — 0.9%
Viacom, Inc., Class B†	67,900	2,785,937

Networking Products — 1.9%
Cisco Systems, Inc.†	141,600	3,869,928
Juniper Networks, Inc.†	118,600	2,246,284
		6,116,212
Oil Companies-Exploration & Production — 1.0%
EOG Resources, Inc.	26,600	1,661,170
Murphy Oil Corp.	29,900	1,520,415
		3,181,585
Oil Companies-Integrated — 2.2%
Exxon Mobil Corp.	44,334	3,397,314
Total SA	51,142	3,689,422
		7,086,736
Oil-Field Services — 2.9%
Baker Hughes, Inc.	45,300	3,382,098
Schlumberger, Ltd.	93,400	5,899,144
		9,281,242
Pharmacy Services — 2.4%
Caremark Rx, Inc.	91,400	5,219,854
Medco Health Solutions, Inc.†	46,100	2,463,584
		7,683,438
Retail-Building Products — 0.4%
Home Depot, Inc.	32,400	1,301,184

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	17,350	853,447

Retail-Discount — 2.2%
Target Corp.	68,800	3,925,040
Wal-Mart Stores, Inc.	68,200	3,149,476
		7,074,516
Retail-Drug Store — 1.1%
CVS Corp.	59,000	1,823,690
Walgreen Co.	39,300	1,803,477
		3,627,167
Retail-Hypermarkets — 0.3%
Wal-Mart de Mexico SA de CV ADR	21,800	955,930

Retail-Pet Food & Supplies — 0.6%
PETsMART, Inc.	70,800	2,043,288

Retail-Regional Department Stores — 1.3%
Kohl’s Corp.†	62,600	4,283,718

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	98,900	1,824,705
ASML Holding NV †	27,000	665,010
		2,489,715
Semiconductors Components-Intergrated Circuits — 2.7%
Analog Devices, Inc.	72,500	2,383,075
Marvell Technology Group, Ltd.†	182,300	3,498,337
Maxim Integrated Products, Inc.	90,900	2,783,358
		8,664,770

2

Soap & Cleaning Preparation — 0.5%
Reckitt Benckiser PLC	35,002	1,599,582

Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.†	61,400	1,148,794

Telecom Services — 1.8%
Amdocs, Ltd.†	76,800	2,976,000
Bharti Tele-Ventures, Ltd.	127,800	1,871,160
TELUS Corp.	21,300	951,471
		5,798,631
Therapeutics — 0.9%
Gilead Sciences, Inc.†	42,700	2,772,511

Transport-Services — 0.5%
Expeditors International of Washington, Inc.	36,700	1,486,350

Web Portals/ISP — 2.4%
Google, Inc., Class A†	12,000	5,525,760
Yahoo!, Inc.†	82,500	2,107,050
		7,632,810
Wireless Equipment — 2.1%
American Tower Corp., Class A†	90,000	3,355,200
QUALCOMM, Inc.	29,000	1,095,910
Telefonaktiebolaget LM Ericsson, Class B	576,300	2,327,609
		6,778,719
Total Long-Term Investment Securities (cost $252,621,231)		311,085,212

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Registered Investment Company — 2.9%
T. Rowe Price Reserve Investment Fund Total Short-Term Investment Securities (cost $9,263,627)	9,263,627	9,263,627

TOTAL INVESTMENTS (cost $261,884,858) (2)	100.6%	320,348,839
Liabilities in excess of other assets	(0.6)	(2,042,102)
NET ASSETS	100.0%	$318,306,737

†	Non-income producing security
(1)	Consists of more than one class of securities traded together as a unit.
(2)	See Note 4 for cost of investments on a tax basis
ADR	American Depository Receipt

See Notes to Portfolio of Investments

3

Seasons Series Trust
Large Cap Growth Portfolio

Portfolio of Investments — December 31, 2006
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	1,460	$17,870
Omnicom Group, Inc.	2,100	219,534
		237,404
Advertising Sales — 1.2%
Lamar Advertising Co., Class A†	42,835	2,800,981
Aerospace/Defense — 0.5%
Boeing Co.	5,040	447,754
General Dynamics Corp.	4,950	368,032
Lockheed Martin Corp.	2,010	185,061
Rockwell Collins, Inc.	2,050	129,744
		1,130,591
Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	32,110	2,007,517
Agricultural Chemicals — 1.6%
Potash Corp. of Saskatchewan, Inc.	17,840	2,559,683
Syngenta AG†	6,971	1,296,944
		3,856,627
Agricultural Operations — 1.2%
Archer-Daniels-Midland Co.	4,990	159,481
Bunge, Ltd.	15,465	1,121,367
Monsanto Co.	29,270	1,537,553
		2,818,401
Airlines — 0.0%
Southwest Airlines Co.	3,440	52,701

Apparel Manufacturers — 0.1%
Coach, Inc.†	4,500	193,320
Liz Claiborne, Inc.	1,240	53,890
VF Corp.	460	37,757
		284,967
Applications Software — 2.3%
Citrix Systems, Inc.†	2,220	60,051
Intuit, Inc.†	4,270	130,277
Microsoft Corp.	178,380	5,326,427
		5,516,755
Athletic Footwear — 0.1%
NIKE, Inc., Class B	2,310	228,759

Audio/Video Products — 0.6%
Harman International Industries, Inc.	9,920	991,107
Sony Corp. ADR	7,970	341,355
		1,332,462
Banks-Commercial — 0.8%
Commerce Bancorp, Inc.	47,605	1,679,028
Compass Bancshares, Inc.	630	37,579
M&T Bank Corp.	430	52,529
Synovus Financial Corp.	1,920	59,194
		1,828,330
Banks-Fiduciary — 0.1%
Mellon Financial Corp.	1,890	79,663
Northern Trust Corp.	950	57,656
State Street Corp.	2,150	144,996
		282,315
Banks-Super Regional — 1.7%
SunTrust Banks, Inc.	9,500	802,275
Wells Fargo & Co.	92,170	3,277,565
		4,079,840
Beverages-Non-alcoholic — 1.6%
Coca-Cola Co.	15,000	723,750
Pepsi Bottling Group, Inc.	1,670	51,620
PepsiCo, Inc.	49,910	3,121,870
		3,897,240
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	970	64,253
Constellation Brands, Inc., Class A†	1,510	43,820
		108,073
Brewery — 0.2%
Anheuser-Busch Cos., Inc.	9,430	463,956

Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc.	3,030	107,686

Building & Construction Products-Misc. — 0.0%
Vulcan Materials Co.	460	41,340

Building Products-Air & Heating — 0.0%
American Standard Cos., Inc.	2,130	97,661

Building-Residential/Commerical — 0.1%
Centex Corp.	850	47,830
D.R. Horton, Inc.	3,380	89,536
KB Home Corp.	540	27,691
Lennar Corp., Class A	990	51,935
Pulte Homes, Inc.	1,550	51,336
		268,328
Cable TV — 0.6%
Comcast Corp., Class A†	8,170	345,836
Comcast Corp., Special Class A†	23,070	966,172
The DIRECTV Group, Inc.†	3,200	79,808
		1,391,816
Casino Hotels — 2.1%
Boyd Gaming Corp.	21,820	988,664
Harrah’s Entertainment, Inc.	41,030	3,394,001
Melco PBL Entertainment Macau, Ltd. ADR†	35,795	761,002
		5,143,667
Casino Services — 0.1%
International Game Technology	4,160	192,192

Chemicals-Specialty — 0.1%
Ecolab, Inc.	2,180	98,536
Hercules, Inc.†	630	12,165
International Flavors & Fragrances, Inc.	960	47,194
Sigma-Aldrich Corp.	810	62,953
		220,848
Coal — 0.2%
CONSOL Energy, Inc.	990	31,809
Peabody Energy Corp.	13,640	551,192
		583,001
Coatings/Paint — 0.0%
Sherwin-Williams Co.	940	59,765

Commercial Services — 0.0%
Convergys Corp.†	1,030	24,493

1

Commercial Services-Finance — 2.1%
Equifax, Inc.	910	36,946
H&R Block, Inc.	3,960	91,238
Moody’s Corp.	55,535	3,835,247
Western Union Co.†	53,740	1,204,851
		5,168,282
Computer Aided Design — 0.1%
Autodesk, Inc.†	2,850	115,311

Computer Services — 0.3%
Affiliated Computer Services, Inc., Class A†	1,460	71,306
Cognizant Technology Solutions Corp., Class A†	9,310	718,360
		789,666
Computers — 5.0%
Apple Computer, Inc.†	64,020	5,431,457
Dell, Inc.†	27,830	698,255
International Business Machines Corp.	18,460	1,793,389
Research In Motion, Ltd.†	17,930	2,291,095
Sun Microsystems, Inc.†	348,195	1,887,217
		12,101,413
Computers-Integrated Systems — 0.0%
NCR Corp.†	1,120	47,891

Computers-Memory Devices — 0.6%
EMC Corp.†	77,470	1,022,604
Network Appliance, Inc.†	4,590	180,295
SanDisk Corp.†	2,750	118,333
		1,321,232
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,210	88,572

Consumer Products-Misc. — 1.5%
Clorox Co.	1,870	119,961
Fortune Brands, Inc.	19,730	1,684,745
Kimberly-Clark Corp.	26,110	1,774,174
		3,578,880
Containers-Metal/Glass — 0.0%
Ball Corp.	1,280	55,808

Containers-Paper/Plastic — 0.0%
Pactiv Corp.†	1,630	58,175
Sealed Air Corp.	500	32,460
		90,635
Cosmetics & Toiletries — 1.3%
Avon Products, Inc.	5,430	179,407
Colgate-Palmolive Co.	6,310	411,665
Estee Lauder Cos., Inc., Class A	1,570	64,087
Procter & Gamble Co.	38,840	2,496,247
		3,151,406
Cruise Lines — 0.1%
Carnival Corp.	3,440	168,732

Data Processing/Management — 0.9%
Automatic Data Processing, Inc.	6,750	332,438
Fidelity National Information Services, Inc.	1,990	79,779
First Data Corp.	58,510	1,493,175
Fiserv, Inc.†	2,130	111,655
Paychex, Inc.	4,160	164,486
		2,181,533
Dental Supplies & Equipment — 0.0%
Patterson Cos, Inc.†	1,710	60,722

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	1,270	105,372

Distribution/Wholesale — 0.3%
W.W. Grainger, Inc.	8,570	599,386

Diversified Manufactured Operations — 1.2%
3M Co.	5,960	464,463
Cooper Industries, Ltd.	450	40,694
Danaher Corp.	2,910	210,800
Dover Corp.	830	40,687
General Electric Co.	50,510	1,879,477
Illinois Tool Works, Inc.	2,580	119,170
ITT Industries, Inc.	2,270	128,981
		2,884,272
Drug Delivery Systems — 0.0%
Hospira, Inc.†	1,910	64,138

E-Commerce/Products — 0.1%
Amazon.com, Inc.†	3,790	149,553

E-Commerce/Services — 0.2%
eBay, Inc.†	14,180	426,393
Monster Worldwide, Inc.†	700	32,648
		459,041
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,340	147,261
Molex, Inc.	640	20,243
		167,504
Electric-Generation — 1.2%
The AES Corp.†	135,215	2,980,139

Electric-Integrated — 0.2%
Allegheny Energy, Inc.†	490	22,496
Constellation Energy Group, Inc.	1,230	84,710
Edison International	2,050	93,234
Exelon Corp.	4,030	249,417
		449,857
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	2,260	55,483

Electronic Components-Semiconductors — 0.7%
Altera Corp.†	2,420	47,626
Broadcom Corp., Class A†	2,930	94,668
Intel Corp.	54,320	1,099,980
LSI Logic Corp.†	1,660	14,940
National Semiconductor Corp.	3,510	79,677
NVIDIA Corp.†	4,360	161,364
PMC - Sierra, Inc.†	700	4,697
QLogic Corp.†	1,920	42,086
Texas Instruments, Inc.	7,260	209,088
Xilinx, Inc.	1,880	44,763
		1,798,889

2

Electronic Forms — 0.1%
Adobe Systems, Inc.†	7,140	293,597

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	1,200	41,820
Tektronix, Inc.	350	10,210
		52,030
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,540	125,941

Engineering/R&D Services — 0.0%
Fluor Corp.	360	29,394

Enterprise Software/Service — 0.4%
BMC Software, Inc.†	980	31,556
CA, Inc.	1,140	25,821
Oracle Corp.†	48,990	839,689
		897,066
Entertainment Software — 1.1%
Electronic Arts, Inc.†	54,885	2,764,009

Filtration/Separation Products — 0.0%
Pall Corp.	760	26,258

Finance-Consumer Loans — 0.1%
SLM Corp.	5,010	244,338

Finance-Credit Card — 2.8%
American Express Co.	103,530	6,281,165
Capital One Financial Corp.	5,010	384,868
		6,666,033
Finance-Investment Banker/Broker — 4.5%
Charles Schwab Corp.	66,960	1,295,006
E*TRADE Financial Corp.†	2,660	59,637
Goldman Sachs Group, Inc.	18,270	3,642,125
KKR Private Equity Investors LP	95,199	2,175,297
Lazard, Ltd.	49,205	2,329,365
Lehman Brothers Holdings, Inc.	2,270	177,332
Merrill Lynch & Co., Inc.	6,660	620,046
Morgan Stanley	7,450	606,654
		10,905,462
Finance-Mortgage Loan/Banker — 2.2%
Countrywide Financial Corp.	7,610	323,044
Freddie Mac	61,120	4,150,048
Fannie Mac	15,040	893,226
		5,366,318
Finance-Other Services — 0.4%
Chicago Merchantile Exchange Holdings, Inc.	1,980	1,009,305

Financial Guarantee Insurance — 0.1%
Ambac Financial Group, Inc.	1,310	116,682
MBIA, Inc.	1,000	73,060
MGIC Investment Corp.	630	39,400
		229,142
Food-Confectionery — 0.1%
Hershey Co.	2,140	106,572
WM Wrigley Jr. Co.	2,700	139,644
		246,216
Food-Dairy Products — 0.0%
Dean Foods Co.†	940	39,743

Food-Misc. — 0.2%
Campbell Soup Co.	2,660	103,448
General Mills, Inc.	1,850	106,560
Kellogg Co.	3,070	153,684
McCormick & Co., Inc.	1,620	62,467
		426,159
Food-Retail — 0.3%
Whole Foods Market, Inc.	17,490	820,806

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	7,560	277,906

Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.	20,300	587,685

Hotels/Motels — 0.1%
Hilton Hotels Corp.	2,790	97,371
Marriott International, Inc., Class A	2,350	112,142
Starwood Hotels & Resorts Worldwide, Inc.	1,170	73,125
		282,638
Human Resources — 0.0%
Robert Half International, Inc.	920	34,150

Identification Systems — 0.0%
Symbol Technologies, Inc.†	1,100	16,434

Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	19,400	1,184,952

Industrial Gases — 0.1%
Praxair, Inc.	3,950	234,354

Instruments-Scientific — 0.3%
Applera Corp.	2,250	82,552
Thermo Fisher Scientific, Inc.†	13,670	619,114
Waters Corp.†	1,250	61,213
		762,879
Insurance-Life/Health — 0.2%
AFLAC, Inc.	4,010	184,460
CIGNA Corp.	700	92,099
Principal Financial Group	1,380	81,006
Torchmark Corp.	750	47,820
		405,385
Insurance-Multi-line — 1.0%
American International Group, Inc.#	31,850	2,282,371
MetLife, Inc.	3,990	235,450
		2,517,821
Insurance-Property/Casualty — 0.1%
Progressive Corp.	9,300	225,246

Internet Security — 0.3%
CheckFree Corp.†	8,600	345,376
Symantec Corp.†	11,490	239,566
VeriSign, Inc.†	1,510	36,316
		621,258
Investment Companies — 0.3%
KKR Private Equity Investors LLP	27,690	632,716

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	1,810	98,645

3

Federated Investors, Inc., Class B	1,090	36,820
Franklin Resources, Inc.	1,130	124,492
Janus Capital Group, Inc.	750	16,193
Legg Mason, Inc.	8,360	794,618
T. Rowe Price Group, Inc.	1,720	75,284
		1,146,052
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,670	66,316

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,390	269,239
Terex Corp.†	590	38,102
		307,341
Machinery-Farming — 0.4%
Deere & Co.	10,905	1,036,738

Medical Information Systems — 0.0%
IMS Health, Inc.	2,420	66,502

Medical Instruments — 1.4%
Boston Scientific Corp.†	14,420	247,735
Medtronic, Inc.	42,580	2,278,456
St. Jude Medical, Inc.†	25,180	920,581
		3,446,772
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,540	113,144
Quest Diagnostics, Inc.	1,970	104,410
		217,554
Medical Products — 2.1%
Baxter International, Inc.	8,030	372,512
Becton, Dickinson & Co.	3,030	212,554
Biomet, Inc.	3,010	124,223
Johnson & Johnson	35,530	2,345,691
Stryker Corp.	18,210	1,003,553
Zimmer Holdings, Inc.†	14,140	1,108,293
		5,166,826
Medical-Biomedical/Gene — 5.4%
Amgen, Inc.†	41,320	2,822,569
Biogen Idec, Inc.†	2,200	108,218
Celgene Corp.†	57,325	3,297,907
Charles River Laboratories International, Inc.†	9,060	391,845
Genentech, Inc.†	53,330	4,326,663
Genzyme Corp.†	3,230	198,903
MedImmune, Inc.†	55,650	1,801,391
Millipore Corp.†	660	43,956
		12,991,452
Medical-Drugs — 2.8%
Abbott Laboratories	10,540	513,403
Allergan, Inc.	1,890	226,309
Eli Lilly & Co.	5,800	302,180
Forest Laboratories, Inc.†	3,890	196,834
King Pharmaceuticals, Inc.†	1,960	31,203
Pfizer, Inc.	49,460	1,281,014
Roche Holding AG	14,133	2,534,313
Schering-Plough Corp.	7,420	175,409
Wyeth	29,340	1,493,993
		6,754,658
Medical-Generic Drugs — 0.1%
Barr Pharmaceuticals, Inc.†	1,310	65,657
Mylan Laboratories, Inc.	2,570	51,297
Watson Pharmaceuticals, Inc.†	660	17,180
		134,134
Medical-HMO — 0.6%
Coventry Health Care, Inc.†	1,960	98,098
Humana, Inc.†	2,040	112,832
UnitedHealth Group, Inc.	16,500	886,545
WellPoint, Inc.†	3,040	239,218
		1,336,693
Medical-Hospitals — 0.0%
Health Management Assoc., Inc., Class A	2,890	61,008

Medical-Nursing Homes — 0.0%
Manor Care, Inc.	610	28,621

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc.	4,970	320,217

Metal-Copper — 0.1%
Phelps Dodge Corp.	910	108,945

Mining — 0.1%
Newmont Mining Corp.	5,510	248,776

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,180	224,095

Multimedia — 1.6%
E.W. Scripps Co., Class A	600	29,964
Meredith Corp.	260	14,651
News Corp., Class A	9,680	207,926
The McGraw-Hill Cos., Inc.	34,090	2,318,802
Viacom, Inc., Class B†	22,118	907,502
Walt Disney Co.	10,630	364,290
		3,843,135
Networking Products — 1.9%
Cisco Systems, Inc.†	166,410	4,547,985
Juniper Networks, Inc.†	2,700	51,138
		4,599,123
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	2,730	126,099

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	540	36,682

Oil & Gas Drilling — 0.2%
Nabors Industries, Ltd.†	3,660	108,995
Noble Corp.	1,670	127,170
Transocean, Inc.†	1,620	131,042
		367,207
Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	5,630	245,018
Apache Corp.	15,395	1,023,921
Canadian Natural Resources, Ltd.	30,890	1,644,275
Chesapeake Energy Corp.	53,020	1,540,231
Devon Energy Corp.	5,410	362,903

4

EOG Resources, Inc.	15,810	987,334
Murphy Oil Corp.	2,300	116,955
Quicksilver Resources, Inc.†	12,600	461,034
XTO Energy, Inc.	4,480	210,784
		6,592,455
Oil Companies-Integrated — 7.2%
Chevron Corp.	13,900	1,022,067
ConocoPhillips	46,310	3,332,005
Exxon Mobil Corp.	71,480	5,477,512
Hess Corp.	19,380	960,667
Occidental Petroleum Corp.	27,195	1,327,932
Suncor Energy, Inc.	66,750	5,267,242
		17,387,425
Oil Field Machinery & Equipment — 0.2%
Grant Prideco, Inc.†	9,730	386,962
National-Oilwell Varco, Inc.†	2,160	132,149
		519,111
Oil Refining & Marketing — 0.6%
Sunoco, Inc.	880	54,877
Valero Energy Corp.	28,155	1,440,410
		1,495,287
Oil-Field Services — 2.4%
Baker Hughes, Inc.	30,150	2,250,999
BJ Services Co.	3,590	105,259
Halliburton Co.	6,890	213,934
Schlumberger, Ltd.	36,260	2,290,182
Smith International, Inc.	2,440	100,211
Weatherford International, Ltd.†	19,180	801,532
		5,762,117
Optical Supplies — 0.5%
Alcon, Inc.	10,970	1,226,117

Pharmacy Services — 0.2%
Caremark Rx, Inc.	5,220	298,114
Express Scripts, Inc.†	1,670	119,572
		417,686
Pipelines — 0.1%
Questar Corp.	1,060	88,033
Williams Cos., Inc.	2,330	60,860
		148,893
Power Converter/Supply Equipment — 0.0%
American Power Conversion Corp.	980	29,978

Real Estate Investment Trusts — 0.1%
Kimco Realty Corp.	890	40,006
Public Storage, Inc.	610	59,475
Vornado Realty Trust	620	75,330
		174,811
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	1,330	44,156

Retail-Apparel/Shoe — 0.2%
Chico’s FAS, Inc.†	14,750	305,177
Gap, Inc.	3,150	61,425
Nordstrom, Inc.	1,740	85,852
		452,454
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	630	72,803

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	3,470	132,207

Retail-Building Products — 1.3%
Home Depot, Inc.	25,000	1,004,000
Lowe’s Cos., Inc.	70,610	2,199,501
		3,203,501
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,950	243,491
RadioShack Corp.	1,630	27,351
		270,842
Retail-Discount — 2.3%
Big Lots, Inc.†	570	13,064
Dollar General Corp.	2,420	38,865
Family Dollar Stores, Inc.	1,090	31,970
Target Corp.	38,470	2,194,714
TJX Cos., Inc.	5,570	158,856
Wal-Mart Stores, Inc.	67,070	3,097,293
		5,534,762
Retail-Drug Store — 0.3%
CVS Corp.	5,750	177,732
Walgreen Co.	12,300	564,447
		742,179
Retail-Jewelry — 0.0%
Tiffany & Co.	1,660	65,138

Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.†	11,340	356,530

Retail-Major Department Stores — 0.7%
J.C. Penney Co., Inc.	21,165	1,637,324

Retail-Office Supplies — 0.1%
Office Depot, Inc.†	1,840	70,233
Staples, Inc.	8,830	235,761
		305,994
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	4,000	273,720

Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	1,800	72,306
McDonald’s Corp.	8,330	369,269
Starbucks Corp.†	9,260	327,989
Wendy’s International, Inc.	580	19,192
Yum! Brands, Inc.	3,250	191,100
		979,856
Savings & Loans/Thrifts — 0.0%
Sovereign Bancorp, Inc.	1,510	38,339

School — 0.0%
Apollo Group, Inc., Class A†	1,720	67,028

Semiconductor Equipment — 0.1%
Applied Materials, Inc.	5,870	108,302
KLA-Tencor Corp.	2,450	121,887

5

Novellus Systems, Inc.†	650	22,373
		252,562
Semiconductors Components-Intergrated Circuits — 0.7%
Analog Devices, Inc.	1,760	57,851
Linear Technology Corp.	50,710	1,537,527
Maxim Integrated Products, Inc.	2,470	75,632
		1,671,010
Steel-Producer — 0.1%
Nucor Corp.	3,710	202,789

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	390	35,365

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	250	6,928
Corning, Inc.†	5,360	100,286
JDS Uniphase Corp.†	640	10,662
		117,876
Telecom Services — 0.6%
NeuStar Inc., Class A†	14,800	480,112
Time Warner Telecom, Inc., Class A†	53,865	1,073,529
		1,553,641
Telecommunication Equipment — 0.0%
Avaya, Inc.†	1,070	14,958
Comverse Technology, Inc.†	1,080	22,799
		37,757
Telephone-Integrated — 0.7%
Level 3 Communications, Inc.†	178,105	997,388
Sprint Corp.	42,170	796,591
		1,793,979
Television — 0.0%
Univision Communications, Inc., Class A†	1,700	60,214

Therapeutics — 1.5%
Amylin Pharmaceuticals, Inc.†	17,640	636,275
Gilead Sciences, Inc.†	44,540	2,891,982
		3,528,257
Tobacco — 0.5%
Altria Group, Inc.	12,850	1,102,787
UST, Inc.	1,310	76,242
		1,179,029
Tools-Hand Held — 0.0%
Black & Decker Corp.	840	67,175

Toys — 0.0%
Mattel, Inc.	2,060	46,680

Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp.	1,900	140,239
Norfolk Southern Corp.	1,760	88,510
		228,749
Transport-Services — 0.4%
FedEx Corp.	2,400	260,688
United Parcel Service, Inc., Class B	8,560	641,829
		902,517
Web Portals/ISP — 3.2%
Google, Inc., Class A†	11,225	5,168,888
Yahoo!, Inc.†	98,710	2,521,053
		7,689,941
Wireless Equipment — 2.3%
American Tower Corp., Class A†	54,080	2,016,102
Crown Castle International Corp.†	14,270	460,921
QUALCOMM, Inc.	83,000	3,136,570
		5,613,593
Total Common Stock (cost $205,749,099)		231,163,467

EXCHANGE TRADED FUNDS — 0.9%
Index Fund — 0.9%
iShares S&P 500 Growth Index Fund (cost $2,211,012)	34,000	2,206,940

Total Long-Term Investment Securities (cost $207,960,111)		233,370,407

SHORT-TERM INVESTMENT SECURITIES — 1.9%
U.S. Government Agencies — 1.9%
Federal Home Loan Bank Cons. Disc. Notes 4.80% due 01/03/07	500,000	499,867
Federal Home Loan Bank Cons. Disc. Notes 6.00% due 01/02/07	4,100,000	4,099,316
		4,599,183
U.S. Government Treasuries — 0.0%
United States Treasury Bills 4.80% due 03/15/07(2)	60,000	59,428

Total Short-Term Investment Securities (cost $4,658,599)		4,658,611

REPURCHASE AGREEMENTS — 1.5%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $238,097 and collateralized by $215,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $248,053	238,000	238,000

Agreement with State Street Bank & Trust Co., bearing interest at 4.35%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $3,301,595 and collateralized by $2,920,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $3,368,909	3,300,000	3,300,000

Total Repurchase Agreements (cost $3,538,000)		3,538,000

TOTAL INVESTMENTS (cost $216,156,710)(1)	99.9%	241,567,018
Other assets less liabilities	0.1	186,171

NET ASSETS	100.0%	$241,753,189

†              Non-income producing security

#              Security represents an investment in an affiliated Company; see Note 3.

(1)           See Note 4 for cost of investments on a tax basis.

(2)           The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)           Consist of more than one class of securities traded together as a unit.

ADR       American Depository Receipt

See Notes to Portfolio of Investments

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2006	Unrealized Appreciation (Depreciation)
4 Long	S&P Barra Growth	March 2007	$659,730	$657,900	$(1,830)

6

SEASONS SERIES TRUST
LARGE CAP COMPOSITE
PORTFOLIO

Portfolio of Investments — December 31, 2006
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	581	$7,111
Omnicom Group, Inc.	225	23,522
		30,633
Aerospace/Defense — 1.0%
Boeing Co.	2,841	252,394
General Dynamics Corp.	1,733	128,849
Lockheed Martin Corp.	469	43,181
Northrop Grumman Corp.	455	30,803
Raytheon Co.	586	30,941
Rockwell Collins, Inc.	220	13,924
		500,092
Aerospace/Defense-Equipment — 0.9%
Alliant Techsystems, Inc.†	3,000	234,570
Goodrich Corp.	164	7,470
United Technologies Corp.	3,822	238,952
		480,992
Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	866	27,677
Monsanto Co.	2,916	153,178
		180,855
Airlines — 0.4%
Southwest Airlines Co.	12,943	198,287

Apparel Manufacturers — 0.1%
Coach, Inc.†	484	20,793
Jones Apparel Group, Inc.	145	4,847
Liz Claiborne, Inc.	135	5,867
VF Corp.	118	9,686
		41,193
Appliances — 0.0%
Whirlpool Corp.	103	8,551

Applications Software — 2.4%
Citrix Systems, Inc.†	238	6,438
Compuware Corp.†	464	3,865
Infosys Technologies, Ltd.	2,800	141,898
Intuit, Inc.†	2,759	84,177
Microsoft Corp.	33,619	1,003,863
		1,240,241
Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,148	113,686

Audio/Video Products — 0.4%
Harman International Industries, Inc.	1,886	188,430

Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	2,488	18,685
General Motors Corp.	745	22,886
		41,571
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	327	21,222

Auto/Truck Parts & Equipment-Original — 0.0%
Johnson Controls, Inc.	258	22,167

Banks-Commercial — 1.2%
Anglo Irish Bank Corp. PLC	8,000	165,270
BB&T Corp.	712	31,278
Commerce Bancorp, Inc.	247	8,712
Compass Bancshares, Inc.	171	10,200
Erste Bank der Oesterreichischen Sparkassen AG	2,315	177,549
First Horizon National Corp.	164	6,852
M&T Bank Corp.	102	12,460
Marshall & Ilsley Corp.	336	16,165
Regions Financial Corp.	960	35,904
Synovus Financial Corp.	428	13,195
UniCredito Italiano SpA	14,725	129,067
Zions Bancorp.	141	11,624
		618,276
Banks-Fiduciary — 0.9%
Bank of New York Co., Inc.	1,007	39,646
Mellon Financial Corp.	542	22,845
Northern Trust Corp.	2,547	154,578
State Street Corp.	4,137	278,999
		496,068
Banks-Super Regional — 3.4%
Bank of America Corp.	12,115	646,820
Comerica, Inc.	209	12,264
Fifth Third Bancorp	735	30,083
Huntington Bancshares, Inc.	313	7,434
KeyCorp	529	20,118
National City Corp.	832	30,418
PNC Financial Services Group, Inc.	387	28,653
SunTrust Banks, Inc.	466	39,354
US Bancorp	2,315	83,780
Wachovia Corp.	8,210	467,559
Wells Fargo & Co.	11,346	403,464
		1,769,947
Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	2,686	129,599
Coca-Cola Enterprises, Inc.	365	7,453
Pepsi Bottling Group, Inc.	180	5,564
PepsiCo, Inc.	9,963	623,186
		765,802
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	104	6,889
Constellation Brands, Inc., Class A†	277	8,038
		14,927
Brewery — 0.3%
Anheuser-Busch Cos., Inc.	1,013	49,840
InBev NV	1,233	81,283
Molson Coors Brewing Co., Class B	60	4,586
		135,709
Broadcast Services/Program — 0.6%
Clear Channel Communications, Inc.	650	23,101
Grupo Televisa SA ADR	4,700	126,947
Liberty Media Holding Corp.- Capital, Series A	1,682	164,802
		314,850
Building & Construction Products-Misc. — 0.1%
Masco Corp.	519	15,502
Vulcan Materials Co.	124	11,144
		26,646
Building Products-Air & Heating — 0.0%
American Standard Cos., Inc.	228	10,454

1

Building-Residential/Commerical — 0.3%
Centex Corp.	156	8,778
D.R. Horton, Inc.	363	9,616
KB Home Corp.	103	5,282
Lennar Corp., Class A	2,382	124,960
Pulte Homes, Inc.	278	9,207
		157,843
Cable TV — 1.1%
Comcast Corp., Class A†	6,741	285,347
DIRECTV Group, Inc.†	1,015	25,314
EchoStar Communications Corp., Class A†	1,600	60,848
Rogers Communications, Inc., Class B	3,800	226,480
		597,989
Casino Hotels — 0.5%
Harrah’s Entertainment, Inc.	245	20,266
MGM Mirage, Inc.†	2,000	114,700
Wynn Resorts, Ltd.†	1,400	131,390
		266,356
Casino Services — 0.3%
International Game Technology	3,047	140,771

Cellular Telecom — 0.4%
America Movil SA de CV, Series L ADR	4,600	208,012

Chemicals-Diversified — 0.3%
Dow Chemical Co.	1,258	50,245
du Pont (E.I.) de Nemours & Co.	1,211	58,988
PPG Industries, Inc.	218	13,998
Rohm & Haas Co.	187	9,559
		132,790
Chemicals-Specialty — 0.1%
Ashland, Inc.	75	5,189
Eastman Chemical Co.	108	6,405
Ecolab, Inc.	235	10,622
Hercules, Inc.†	150	2,897
International Flavors & Fragrances, Inc.	103	5,063
Sigma-Aldrich Corp.	87	6,762
		36,938
Coal — 0.0%
CONSOL Energy, Inc.	241	7,744
Peabody Energy Corp.	347	14,022
		21,766
Coatings/Paint — 0.0%
Sherwin-Williams Co.	147	9,346

Commercial Services — 0.0%
Convergys Corp.†	181	4,304

Commercial Services-Finance — 0.1%
Equifax, Inc.	165	6,699
H&R Block, Inc.	425	9,792
Moody’s Corp.	310	21,408
Western Union Co.†	1,009	22,622
		60,521
Computer Aided Design — 0.3%
Autodesk, Inc.†	3,605	145,858

Computer Services — 0.1%
Affiliated Computer Services, Inc., Class A†	556	27,155
Cognizant Technology Solutions Corp., Class A†	187	14,429
Computer Sciences Corp.†	226	12,062
Electronic Data Systems Corp.	681	18,761
Unisys Corp.†	454	3,559
		75,966
Computers — 2.2%
Apple Computer, Inc.†	2,320	196,829
Dell, Inc.†	5,292	132,776
Hewlett-Packard Co.	10,007	412,188
International Business Machines Corp.	4,184	406,476
Sun Microsystems, Inc.†	4,636	25,127
		1,173,396
Computers-Integrated Systems — 0.0%
NCR Corp.†	235	10,049

Computers-Memory Devices — 0.3%
EMC Corp.†	10,601	139,933
Network Appliance, Inc.†	492	19,326
SanDisk Corp.†	296	12,737
		171,996
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	129	9,443

Consulting Services — 0.6%
Accenture Ltd., Class A	9,000	332,370

Consumer Products-Misc. — 0.1%
Clorox Co.	200	12,830
Fortune Brands, Inc.	199	16,992
Kimberly-Clark Corp.	604	41,042
		70,864
Containers-Metal/Glass — 0.0%
Ball Corp.	137	5,973

Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	138	4,689
Pactiv Corp.†	175	6,246
Sealed Air Corp.	106	6,881
		17,816
Cosmetics & Toiletries — 2.0%
Avon Products, Inc.	586	19,361
Colgate-Palmolive Co.	677	44,167
Estee Lauder Cos., Inc., Class A	168	6,858
Procter & Gamble Co.	14,999	963,986
		1,034,372
Cruise Lines — 0.2%
Carnival Corp.	2,186	107,223

Data Processing/Management — 0.6%
Automatic Data Processing, Inc.†	5,425	267,181
Fidelity National Information Services, Inc.	213	8,539
First Data Corp.	1,009	25,750
Fiserv, Inc.†	228	11,952

2

Paychex, Inc.	446	17,635
		331,057
Dental Supplies & Equipment — 0.0%
Patterson Cos, Inc.†	183	6,498

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	136	11,284

Distribution/Wholesale — 0.1%
Fastenal Co.	1,500	53,820
Genuine Parts Co.	224	10,625
W.W. Grainger, Inc.	96	6,714
		71,159
Diversified Manufactured Operations — 6.1%
3M Co.	3,970	309,382
Cooper Industries, Ltd.	120	10,852
Danaher Corp.	4,112	297,873
Dover Corp.	5,069	248,482
Eaton Corp.	196	14,728
General Electric Co.	46,077	1,714,525
Honeywell International, Inc.	1,075	48,633
Illinois Tool Works, Inc.	553	25,543
Ingersoll-Rand Co., Ltd., Class A	404	15,809
ITT, Inc.	4,643	263,815
Leggett & Platt, Inc.	236	5,640
Parker Hannifin Corp.	155	11,916
Textron, Inc.	165	15,472
Tyco International, Ltd.	8,019	243,778
		3,226,448
Diversified Minerals — 0.3%
BHP Billiton, Ltd.	7,634	152,455

Drug Delivery Systems — 0.0%
Hospira, Inc.†	205	6,884

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	4,707	185,738

E-Commerce/Services — 0.5%
eBay, Inc.†	4,124	124,009
IAC/InterActive Corp.†	294	10,925
Liberty Media Corp., Series A†	4,410	95,124
Monster Worldwide, Inc.†	169	7,882
		237,940
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,057	46,603
Molex, Inc.	187	5,915
		52,518
Electric-Generation — 0.0%
AES Corp.†	875	19,285

Electric-Integrated — 2.0%
Allegheny Energy, Inc.†	218	10,008
Ameren Corp.	272	14,615
American Electric Power Co., Inc.	521	22,184
CenterPoint Energy, Inc.	412	6,831
CMS Energy Corp.†	293	4,893
Consolidated Edison, Inc.	338	16,248
Constellation Energy Group, Inc.	237	16,322
Dominion Resources, Inc.	466	39,069
DTE Energy Co.	234	11,328
Duke Energy Corp.	6,854	227,621
Edison International	429	19,511
Entergy Corp.	272	25,111
Exelon Corp.	3,684	228,003
FirstEnergy Corp.	420	25,326
FPL Group, Inc.	532	28,951
NiSource, Inc.	360	8,676
PG&E Corp.	459	21,725
Pinnacle West Capital Corp.	132	6,691
PPL Corp.	503	18,028
Progress Energy, Inc.	335	16,442
Public Service Enterprise Group, Inc.	332	22,038
Southern Co.	6,078	224,035
TECO Energy, Inc.	276	4,756
TXU Corp.	605	32,797
Xcel Energy, Inc.	536	12,360
		1,063,569
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	243	5,966
Sanmina-SCI Corp.†	702	2,422
Solectron Corp.†	1,205	3,880
		12,268
Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	723	14,713
Altera Corp.†	477	9,387
Broadcom Corp., Class A†	618	19,968
Intel Corp.	25,494	516,253
LSI Logic Corp.†	528	4,752
Micron Technology, Inc.†	994	13,876
National Semiconductor Corp.	380	8,626
NVIDIA Corp.†	468	17,321
PMC - Sierra, Inc.†	276	1,852
QLogic Corp.†	208	4,559
Samsung Electronics Co., Ltd.	77	50,754
Texas Instruments, Inc.	8,654	249,235
Xilinx, Inc.	5,943	141,503
		1,052,799
Electronic Forms — 0.3%
Adobe Systems, Inc.†	3,668	150,828

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	538	18,749
Tektronix, Inc.	109	3,180
		21,929
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	165	13,494

Engineering/R&D Services — 0.0%
Fluor Corp.	116	9,471

Engines-Internal Combustion — 0.0%
Cummins, Inc.	69	8,154

Enterprise Software/Service — 0.4%
BMC Software, Inc.†	270	8,694
CA, Inc.	541	12,254
Novell, Inc.†	447	2,771

3

Oracle Corp.†	9,469	162,299
		186,018
Entertainment Software — 0.0%
Electronic Arts, Inc.†	406	20,446

Filtration/Separation Products — 0.0%
Pall Corp.	161	5,563

Finance-Commercial — 0.0%
CIT Group, Inc.	261	14,556

Finance-Consumer Loans — 0.9%
SLM Corp.	9,138	445,660

Finance-Credit Card — 1.3%
American Express Co.	10,687	648,380
Capital One Financial Corp.	537	41,253
		689,633
Finance-Investment Banker/Broker — 7.1%
Bear Stearns Cos., Inc.	1,755	285,679
Charles Schwab Corp.	9,547	184,639
Citigroup, Inc.	20,664	1,150,985
E*TRADE Financial Corp.†	8,162	182,992
Goldman Sachs Group, Inc.	1,161	231,445
J.P. Morgan Chase & Co.	11,369	549,123
Lehman Brothers Holdings, Inc.	698	54,528
Merrill Lynch & Co., Inc.	2,964	275,948
Morgan Stanley	5,494	447,376
UBS AG	6,135	372,833
		3,735,548
Finance-Mortgage Loan/Banker — 0.7%
Countrywide Financial Corp.	4,318	183,299
Fannie Mae	1,284	76,257
Freddie Mac	913	61,993
Housing Development Finance Corp.	1,215	44,748
		366,297
Finance-Other Services — 0.2%
Chicago Merchantile Exchange Holdings, Inc.	96	48,936
Deutsche Boerse AG	327	60,182
		109,118
Financial Guarantee Insurance — 0.1%
Ambac Financial Group, Inc.	140	12,470
MBIA, Inc.	178	13,004
MGIC Investment Corp.	109	6,817
		32,291
Food-Confectionery — 0.1%
Hershey Co.	229	11,404
WM Wrigley Jr. Co.	289	14,947
		26,351
Food-Dairy Products — 0.0%
Dean Foods Co.†	176	7,441

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	332	5,461

Food-Misc. — 0.6%
Campbell Soup Co.	287	11,161
ConAgra Foods, Inc.	671	18,117
General Mills, Inc.	3,452	198,835
H.J. Heinz Co.	434	19,534
Kellogg Co.	331	16,570
McCormick & Co., Inc.	173	6,671
Sara Lee Corp.	984	16,758
		287,646
Food-Retail — 0.2%
Kroger Co.	945	21,801
Safeway, Inc.	584	20,183
Whole Foods Market, Inc.	1,588	74,525
		116,509
Food-Wholesale/Distribution — 0.2%
SUPERVALU, Inc.	271	9,688
Sysco Corp.	2,914	107,119
		116,807
Forestry — 0.1%
Plum Creek Timber Co., Inc.	233	9,285
Weyerhaeuser Co.	312	22,043
		31,328
Gas-Distribution — 0.1%
KeySpan Corp.	231	9,513
Nicor, Inc.	59	2,761
Peoples Energy Corp.	51	2,273
Sempra Energy	345	19,334
		33,881
Health Care Cost Containment — 0.0%
McKesson Corp.	390	19,773

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	365	10,567

Hotels/Motels — 0.3%
Hilton Hotels Corp.	509	17,764
Marriott International, Inc., Class A	1,843	87,948
Starwood Hotels & Resorts Worldwide, Inc.(1)	279	17,438
Wyndham Worldwide Corp.	261	8,357
		131,507
Human Resources — 0.0%
Robert Half International, Inc.	221	8,204

Identification Systems — 0.0%
Symbol Technologies, Inc.†	336	5,020

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	224	13,682

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	2,590	182,025
Praxair, Inc.	425	25,215
		207,240
Instruments-Scientific — 0.1%
Applera Corp.	241	8,842
PerkinElmer, Inc.	162	3,601
Thermo Fisher Scientific, Inc.†	537	24,321
Waters Corp.†	134	6,562
		43,326

4

Insurance Brokers — 0.1%
AON Corp.	408	14,419
Marsh & McLennan Cos., Inc.	726	22,259
		36,678
Insurance-Life/Health — 0.7%
AFLAC, Inc.	651	29,946
CIGNA Corp.	135	17,762
Genworth Financial, Inc., Class A	584	19,979
Lincoln National Corp.	378	25,099
Principal Financial Group	355	20,838
Prudential Financial, Inc.	2,928	251,398
Torchmark Corp.	129	8,225
UnumProvident Corp.	451	9,372
		382,619
Insurance-Multi-line — 1.6%
ACE, Ltd.	429	25,985
Allstate Corp.	3,323	216,360
American International Group, Inc. (5)	3,424	245,364
Cincinnati Financial Corp.	228	10,331
Hartford Financial Services Group, Inc.	1,117	104,227
Loews Corp.	602	24,965
MetLife, Inc.	3,701	218,396
XL Capital, Ltd., Class A	238	17,141
		862,769
Insurance-Property/Casualty — 0.7%
Chubb Corp.	5,242	277,354
Progressive Corp.	1,003	24,293
SAFECO Corp.	139	8,695
St. Paul Travelers Cos., Inc.	909	48,804
		359,146
Internet Security — 0.1%
Symantec Corp.†	1,235	25,750
VeriSign, Inc.†	323	7,768
		33,518
Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	319	17,386
Federated Investors, Inc., Class B	119	4,020
Franklin Resources, Inc.	1,820	200,509
Janus Capital Group, Inc.	261	5,635
Legg Mason, Inc.	1,673	159,019
T. Rowe Price Group, Inc.	347	15,188
		401,757
Leisure Products — 0.0%
Brunswick Corp.	121	3,860

Linen Supply & Related Items — 0.0%
Cintas Corp.	180	7,148

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	857	52,560
Joy Global, Inc.	1,900	91,846
Terex Corp.†	134	8,654
		153,060
Machinery-Farming — 0.2%
Deere & Co.	1,005	95,545

Medical Information Systems — 0.0%
IMS Health, Inc.	261	7,172

Medical Instruments — 1.3%
Boston Scientific Corp.†	1,553	26,681
Medtronic, Inc.	10,516	562,711
St. Jude Medical, Inc.†	2,166	79,189
		668,581
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	165	12,123
Quest Diagnostics, Inc.	211	11,183
		23,306
Medical Products — 1.7%
Baxter International, Inc.	862	39,988
Becton, Dickinson & Co.	325	22,799
Biomet, Inc.	323	13,330
Johnson & Johnson	8,319	549,221
Stryker Corp.	2,691	148,301
Zimmer Holdings, Inc.†	1,314	102,991
		876,630
Medical-Biomedical/Gene — 2.0%
Amgen, Inc.†	8,036	548,939
Biogen Idec, Inc.†	444	21,840
Celgene Corp.†	2,391	137,554
Genentech, Inc.†	1,700	137,921
Genzyme Corp.†	2,646	162,941
MedImmune, Inc.†	315	10,197
Millipore Corp.†	70	4,662
		1,024,054
Medical-Drugs — 4.0%
Abbott Laboratories	5,422	264,106
Allergan, Inc.	203	24,307
Bristol-Myers Squibb Co.	2,590	68,169
Eli Lilly & Co.	2,797	145,724
Forest Laboratories, Inc.†	417	21,100
King Pharmaceuticals, Inc.†	320	5,094
Merck & Co., Inc.	2,859	124,653
Novartis AG	4,073	234,820
Pfizer, Inc.	19,837	513,778
Roche Holding AG	1,089	195,278
Schering-Plough Corp.	9,353	221,105
Sepracor, Inc.†	1,700	104,686
Wyeth	3,974	202,356
		2,125,176
Medical-Generic Drugs — 0.0%
Barr Pharmaceuticals, Inc.†	140	7,017
Mylan Laboratories, Inc.	279	5,569
Watson Pharmaceuticals, Inc.†	135	3,514
		16,100
Medical-HMO — 2.5%
Aetna, Inc.	3,288	141,976
Coventry Health Care, Inc.†	210	10,510
Humana, Inc.†	1,319	72,954
UnitedHealth Group, Inc.	13,474	723,958
WellPoint, Inc.†	4,817	379,050
		1,328,448

5

Medical-Hospitals — 0.0%
Health Management Assoc., Inc., Class A	317	6,692
Tenet Healthcare Corp.†	621	4,328
		11,020
Medical-Nursing Homes — 0.0%
Manor Care, Inc.	97	4,551

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	253	11,375
Cardinal Health, Inc.	533	34,341
		45,716
Metal-Aluminum — 0.4%
Alcoa, Inc.	6,742	202,327

Metal-Copper — 0.1%
Phelps Dodge Corp.	269	32,205

Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	259	14,434

Mining — 0.1%
Newmont Mining Corp.	593	26,774

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	341	24,030

Multimedia — 1.9%
E.W. Scripps Co., Class A	110	5,493
McGraw-Hill Cos., Inc.	467	31,765
Meredith Corp.	51	2,874
News Corp., Class A	14,183	304,651
Time Warner, Inc.	17,158	373,701
Viacom, Inc., Class B†	4,921	201,909
Walt Disney Co.	2,724	93,352
		1,013,745
Networking Products — 1.6%
Cisco Systems, Inc.†	25,498	696,861
Juniper Networks, Inc.†	8,145	154,266
		851,127
Non-Hazardous Waste Disposal — 0.1%
Allied Waste Industries, Inc.†	334	4,105
Waste Management, Inc.	705	25,923
		30,028
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	292	13,488
Xerox Corp.†	1,271	21,543
		35,031
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	124	8,423

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.†	394	11,733
Noble Corp.	179	13,631
Rowan Cos., Inc.	145	4,814
Transocean, Inc.†	385	31,143
		61,321
Oil Companies-Exploration & Production — 1.0%
Anadarko Petroleum Corp.	606	26,373
Apache Corp.	434	28,865
Chesapeake Energy Corp.	548	15,919
Devon Energy Corp.	582	39,041
EOG Resources, Inc.	2,021	126,212
Murphy Oil Corp.	1,846	93,869
XTO Energy, Inc.	3,982	187,353
		517,632
Oil Companies-Integrated — 4.8%
Chevron Corp.	6,171	453,754
ConocoPhillips	5,668	407,813
Exxon Mobil Corp.	17,084	1,309,147
Hess Corp.	357	17,696
Marathon Oil Corp.	463	42,828
Occidental Petroleum Corp.	1,135	55,422
Total SA	3,165	228,325
		2,514,985
Oil Field Machinery & Equipment — 0.0%
National-Oilwell Varco, Inc.†	231	14,133

Oil Refining & Marketing — 0.1%
Sunoco, Inc.	162	10,102
Valero Energy Corp.	796	40,724
		50,826
Oil-Field Services — 2.4%
Baker Hughes, Inc.	3,122	233,089
BJ Services Co.	386	11,318
Halliburton Co.	1,324	41,110
Schlumberger, Ltd.	10,952	691,728
Smith International, Inc.	6,263	257,221
Weatherford International, Ltd.†	447	18,680
		1,253,146
Optical Supplies — 0.0%
Bausch & Lomb, Inc.	71	3,696

Paper & Related Products — 0.4%
International Paper Co.	5,499	187,516
MeadWestvaco Corp.	239	7,184
Temple-Inland, Inc.	141	6,490
		201,190
Pharmacy Services — 1.3%
Caremark Rx, Inc.	5,962	340,490
Express Scripts, Inc.†	178	12,744
Medco Health Solutions, Inc.†	6,186	330,580
		683,814
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	378	9,752

Pipelines — 0.1%
Dynegy, Inc., Class A†	499	3,613
El Paso Corp.	929	14,195
Kinder Morgan, Inc.	141	14,911
Questar Corp.	113	9,384
Williams Cos., Inc.	785	20,504
		62,607
Power Converter/Supply Equipment — 0.0%
American Power Conversion Corp.	223	6,822

6

Printing-Commercial — 0.0%
R. R. Donnelley & Sons Co.	286	10,164

Publishing-Newspapers — 0.5%
Dow Jones & Co., Inc.	6,686	254,068
Gannett Co., Inc.	309	18,682
New York Times Co., Class A	189	4,604
Tribune Co.	251	7,726
		285,080
Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co., Class A	127	7,115
Archstone-Smith Trust	288	16,764
Boston Properties, Inc.	154	17,230
Equity Office Properties Trust	463	22,303
Equity Residential	385	19,539
Kimco Realty Corp.	298	13,395
ProLogis	326	19,811
Public Storage, Inc.	161	15,697
Simon Property Group, Inc.	291	29,475
Vornado Realty Trust	170	20,655
		181,984
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	243	8,068
Realogy Corp.	282	8,550
		16,618
Retail-Apparel/Shoe — 0.5%
Foot Locker, Inc.	9,800	214,914
Gap, Inc.	694	13,533
Limited Brands, Inc.	450	13,023
Nordstrom, Inc.	301	14,851
		256,321
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	67	7,743

Retail-Automobile — 0.0%
AutoNation, Inc.†	197	4,200

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	372	14,173

Retail-Building Products — 1.2%
Home Depot, Inc.	9,388	377,022
Lowe’s Cos., Inc.	7,306	227,582
		604,604
Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	1,531	75,310
Circuit City Stores, Inc.	187	3,549
RadioShack Corp.	179	3,004
		81,863
Retail-Discount — 1.8%
Big Lots, Inc.†	144	3,300
Costco Wholesale Corp.	604	31,934
Dollar General Corp.	411	6,601
Family Dollar Stores, Inc.	200	5,866
Target Corp.	9,531	543,744
TJX Cos., Inc.	599	17,083
Wal-Mart Stores, Inc.	7,339	338,915
		947,443
Retail-Drug Store — 0.6%
CVS Corp.	4,585	141,722
Walgreen Co.	3,522	161,625
		303,347
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SA de CV ADR	1,400	61,390

Retail-Jewelry — 0.0%
Tiffany & Co.	178	6,985

Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	296	22,899
Sears Holdings Corp.†	109	18,304
		41,203
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	367	14,008
OfficeMax, Inc.	98	4,866
Staples, Inc.	952	25,418
		44,292

Retail-Pet Food & Supplies — 0.2%
PETsMART, Inc.	4,100	118,326

Retail-Regional Department Stores — 0.6%
Dillard’s, Inc., Class A	80	2,798
Federated Department Stores, Inc.	692	26,386
Kohl’s Corp.†	4,231	289,527
		318,711
Retail-Restaurants — 0.6%
Darden Restaurants, Inc.	193	7,753
McDonald’s Corp.	5,429	240,668
Starbucks Corp.†	996	35,278
Wendy’s International, Inc.	126	4,169
Yum! Brands, Inc.	349	20,521
		308,389
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	234	4,912

Savings & Loans/Thrifts — 0.1%
Sovereign Bancorp, Inc.	473	12,010
Washington Mutual, Inc.	1,245	56,635
		68,645
School — 0.0%
Apollo Group, Inc., Class A†	184	7,170

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	7,729	142,600
ASML Holding NV (New York)†	1,600	39,408
KLA-Tencor Corp.	262	13,035
Novellus Systems, Inc.†	163	5,610
Teradyne, Inc.†	250	3,740
		204,393

Semiconductors Components-Intergrated Circuits — 1.1%
Analog Devices, Inc.	4,550	149,558
Linear Technology Corp.	394	11,946
Marvell Technology Group, Ltd.†	11,000	211,090

7

Maxim Integrated Products, Inc.	5,922	181,332
		553,926
Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser PLC	2,097	95,832

Steel-Producers — 0.1%
Nucor Corp.	398	21,755
United States Steel Corp.	156	11,410
		33,165
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	133	12,060

Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	111	3,076
Corning, Inc.†	5,460	102,157
JDS Uniphase Corp.†	278	4,631
		109,864
Telecom Services — 1.1%
Amdocs, Ltd.†	4,600	178,250
BCE, Inc.	9,100	245,700
Bharti Tele-Ventures, Ltd.	7,216	105,652
Embarq Corp.	197	10,354
TELUS Corp.	1,300	58,071
		598,027
Telecommunication Equipment — 0.3%
ADC Telecommunications, Inc.†	154	2,238
Avaya, Inc.†	598	8,360
Comverse Technology, Inc.†	266	5,615
Tellabs, Inc.†	14,782	151,663
		167,876
Telephone-Integrated — 2.1%
ALLTEL Corp.	492	29,756
AT&T, Inc.	13,361	477,656
BellSouth Corp.	2,402	113,158
CenturyTel, Inc.	151	6,593
Citizens Communications Co.	424	6,093
Qwest Communications International, Inc.†	2,118	17,728
Sprint Corp.	3,813	72,027
Verizon Communications, Inc.	10,545	392,696
Windstream Corp	628	8,930
		1,124,637
Television — 0.1%
CBS Corp., Class B	1,029	32,084
Univision Communications, Inc., Class A†	332	11,760
		43,844
Therapeutics — 0.4%
Gilead Sciences, Inc.†	3,206	208,166

Tobacco — 1.0%
Altria Group, Inc.	5,660	485,741
Reynolds American, Inc.	226	14,796
UST, Inc.	212	12,339
		512,876
Tools-Hand Held — 0.0%
Black & Decker Corp.	90	7,198
Snap-on, Inc.	77	3,668
Stanley Works	107	5,381
		16,247
Toys — 0.0%
Hasbro, Inc.	209	5,695
Mattel, Inc.	502	11,376
		17,071
Transport-Rail — 0.2%
Burlington Northern Santa Fe Corp.	473	34,912
CSX Corp.	573	19,728
Norfolk Southern Corp.	523	26,302
Union Pacific Corp.	355	32,667
		113,609
Transport-Services — 0.8%
Expeditors International of Washington, Inc.	2,300	93,150
FedEx Corp.	404	43,882
Ryder System, Inc.	80	4,085
United Parcel Service, Inc., Class B	3,514	263,480
		404,597
Travel Service — 0.0%
Sabre Holdings Corp., Class A	174	5,549

Web Portals/ISP — 1.6%
Google, Inc., Class A†	962	442,982
Yahoo!, Inc.†	15,212	388,514
		831,496
Wireless Equipment — 1.8%
American Tower Corp., Class A†	5,300	197,584
Motorola, Inc.	14,684	301,903
QUALCOMM, Inc.	7,877	297,672
Telefonaktiebolaget LM Ericsson, Class B	35,100	141,765
		938,924
Total Common Stock (cost $43,684,989)		51,086,836

EXCHANGE TRADED FUNDS — 0.9%
Index Fund-Large Cap — 0.9%
SPDR Trust, Series 1 (cost $449,726)	3,200	453,408

Total Long-Term Investment Securities (cost $44,134,715)		51,540,244

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Company — 0.9%
T. Rowe Price Reserve Investment Fund	455,361	455,361

U.S. Government Treasuries — 0.0%
United States Treasury Bills 4.80% due 03/15/07(2)	30,000	29,714

8

Total Short-Term Investment Securities (cost $485,069)			485,075

REPURCHASE AGREEMENTS — 1.0%

Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $344,140 and collateralized by $305,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $351,889.		344,000	344,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)		172,000	172,000

Total Repurchase Agreements (cost $516,000)			516,000

TOTAL INVESTMENTS (cost $45,135,784)(4)	99.9%		52,541,319
Other assets less liabilities	0.1		39,540
NET ASSETS	100.0%		$52,580,859

†	Non-income producing security
(1)	Consists of more than one class of securities traded together as a unit.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis
(5)	Security represents an investment in an affiliated Company; see note 3.
ADR	American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value of Trade Date	Value as of December 31, 2006	Unrealized Appreciation
1 Long	S&P 500 Index	March 2007	$356,720	$357,100	$380

See Notes to Portfolio of Investments

9

Seasons Series Trust
Large Cap Value Portfolio

Portfolio of Investments — December 31, 2006
(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCK — 95.8%
Advertising Agency — 0.0%
Interpublic Group of Cos., Inc.†	4,740	$58,018
Aerospace/Defense — 1.5%
Boeing Co.	5,730	509,053
General Dynamics Corp.	32,500	2,416,375
Lockheed Martin Corp.	2,900	267,003
Northrop Grumman Corp.	5,200	352,040
Raytheon Co.	21,910	1,156,848
		4,701,319
Aerospace/Defense-Equipment — 0.3%
Goodrich Corp.	23,490	1,069,970
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	3,770	120,489
Monsanto Co.	4,760	250,043
		370,532
Airlines — 0.3%
Southwest Airlines Co.	62,820	962,402
Apparel Manufacturers — 0.0%
Jones Apparel Group, Inc.	1,660	55,494
VF Corp.	800	65,664
		121,158
Appliances — 0.0%
Whirlpool Corp.	1,190	98,794
Applications Software — 1.2%
Compuware Corp.†	5,240	43,649
Microsoft Corp.	121,360	3,623,810
		3,667,459
Audio/Video Products — 0.2%
Sony Corp. ADR	14,000	599,620
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	57,520	431,975
General Motors Corp.	8,520	261,735
		693,710
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	3,750	243,375
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	2,960	254,323
Banks-Commercial — 0.6%
BB&T Corp.	8,130	357,151
Compass Bancshares, Inc.	1,200	71,580
First Horizon National Corp.	1,850	77,293
M&T Bank Corp.	640	78,182
Marshall & Ilsley Corp.	3,830	184,261
Mercantile Bankshares Corp.	8,500	397,715
Regions Financial Corp.	10,960	409,904
Synovus Financial Corp.	2,430	74,917
Zions Bancorp.	1,620	133,553
		1,784,556
Banks-Fiduciary — 1.6%
Bank of New York Co., Inc.	39,300	1,547,241
Mellon Financial Corp.	32,740	1,379,991
Northern Trust Corp.	1,670	101,352
State Street Corp.	30,860	2,081,199
		5,109,783
Banks-Super Regional — 7.5%
Bank of America Corp.	148,804	7,944,646
Comerica, Inc.	2,390	140,245
Fifth Third Bancorp	37,020	1,515,229
Huntington Bancshares, Inc.	3,530	83,838
KeyCorp	6,050	230,081
National City Corp.	22,990	840,514
PNC Financial Services Group, Inc.	19,830	1,468,213
SunTrust Banks, Inc.	25,076	2,117,668
US Bancorp	88,770	3,212,586
Wachovia Corp.	50,725	2,888,789
Wells Fargo & Co.	91,460	3,252,318
		23,694,127
Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	37,280	1,798,760
Coca-Cola Enterprises, Inc.	4,150	84,743
PepsiCo, Inc.	21,400	1,338,570
		3,222,073
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc., Class A†	1,290	37,436
Brewery — 0.4%
Anheuser-Busch Cos., Inc.	23,700	1,166,040
Molson Coors Brewing Co., Class B	690	52,744
		1,218,784
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc.	3,720	132,209
Building & Construction Products-Misc. — 0.5%
Masco Corp.	30,240	903,269
Vulcan Materials Co.	8,860	796,248
		1,699,517
Building Products-Air & Heating — 0.3%
American Standard Cos., Inc.	22,900	1,049,965
Building-Residential/Commerical — 0.3%
Centex Corp.	760	42,765
D.R. Horton, Inc.	31,000	821,190
KB Home Corp.	540	27,691
Lennar Corp., Class A	880	46,165
Pulte Homes, Inc.	1,280	42,394
		980,205
Cable TV — 0.8%
Comcast Corp., Class A†	45,840	1,940,407
EchoStar Communications Corp., Class A†	8,400	319,452
The DIRECTV Group, Inc.†	7,680	191,539
		2,451,398
Casino Hotel — 0.0%
Harrah’s Entertainment, Inc.	990	81,893
Chemicals-Diversified — 1.7%
Dow Chemical Co.	40,290	1,609,183
du Pont (E.I.) de Nemours & Co.	70,460	3,432,106
PPG Industries, Inc.	2,500	160,525
Rohm & Haas Co.	2,150	109,908
		5,311,722
Chemicals-Specialty — 0.4%
Ashland, Inc.	860	59,495
Chemtura Corp.	21,439	206,458
Eastman Chemical Co.	1,250	74,137

1

Hercules, Inc.†	880	16,993
International Flavors & Fragrances, Inc.	19,000	934,040
		1,291,123
Coal — 0.1%
CONSOL Energy, Inc.	1,550	49,802
Peabody Energy Corp.	2,710	109,511
		159,313
Coatings/Paint — 0.0%
Sherwin-Williams Co.	550	34,969
Commercial Services — 0.0%
Convergys Corp.†	780	18,548
Commercial Services-Finance — 0.3%
Equifax, Inc.	780	31,668
H&R Block, Inc.	32,100	739,584
Western Union Co.†	6,110	136,986
		908,238
Computer Services — 0.2%
Computer Sciences Corp.†	8,080	431,230
Electronic Data Systems Corp.	7,790	214,614
Unisys Corp.†	5,130	40,219
		686,063
Computers — 2.1%
Apple Computer, Inc.†	6,160	522,614
Dell, Inc.†	31,500	790,335
Hewlett-Packard Co.	69,080	2,845,405
International Business Machines Corp.	13,400	1,301,810
Sun Microsystems, Inc.†	226,540	1,227,847
		6,688,011
Computers-Integrated Systems — 0.0%
NCR Corp.†	1,320	56,443
Computers-Memory Devices — 0.6%
EMC Corp.†	136,880	1,806,816
Consumer Products-Misc. — 0.9%
Fortune Brands, Inc.	9,490	810,351
Kimberly-Clark Corp.	29,240	1,986,858
		2,797,209
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,580	53,689
Sealed Air Corp.	610	39,601
		93,290
Cosmetics & Toiletries — 0.7%
Avon Products, Inc.	24,300	802,872
Colgate-Palmolive Co.	20,800	1,356,992
		2,159,864
Cruise Lines — 0.0%
Carnival Corp.	2,490	122,135
Distribution/Wholesale — 0.3%
Genuine Parts Co.	15,070	714,770
W. W. Grainger, Inc.	700	48,958
		763,728
Diversified Manufactured Operations — 5.9%
3M Co.	15,480	1,206,356
Cooper Industries, Ltd.	6,630	599,551
Dover Corp.	2,070	101,471
Eaton Corp.	7,350	552,279
General Electric Co.	259,340	9,650,042
Honeywell International, Inc.	41,700	1,886,508
Illinois Tool Works, Inc.	16,670	769,987
Ingersoll-Rand Co., Ltd., Class A	17,120	669,906
Leggett & Platt, Inc.	2,690	64,291
Parker Hannifin Corp.	1,770	136,078
Textron, Inc.	11,900	1,115,863
Tyco International, Ltd.	57,370	1,744,048
		18,496,380
E-Commerce/Services — 0.1%
IAC/InterActiveCorp.†	3,360	124,857
Monster Worldwide, Inc.†	1,090	50,838
		175,695
Electric Products-Misc. — 0.1%
Emerson Electric Co.	7,990	352,279
Molex, Inc.	1,350	42,701
		394,980
Electric-Integrated — 5.3%
Allegheny Energy, Inc.†	1,900	87,229
Ameren Corp.	3,110	167,100
American Electric Power Co., Inc.	5,970	254,203
CenterPoint Energy, Inc.	4,680	77,594
CMS Energy Corp.†	3,320	55,444
Consolidated Edison, Inc.	3,880	186,512
Constellation Energy Group, Inc.	1,200	82,644
Dominion Resources, Inc.	20,590	1,726,266
DTE Energy Co.	2,690	130,223
Duke Energy Corp.	50,020	1,661,164
Edison International	2,350	106,878
Entergy Corp.	20,120	1,857,479
Exelon Corp.	27,660	1,711,877
FirstEnergy Corp.	15,520	935,856
FPL Group, Inc.	27,200	1,480,224
NiSource, Inc.	46,560	1,122,096
PG&E Corp.	5,260	248,956
Pinnacle West Capital Corp.	9,600	486,624
PPL Corp.	5,730	205,363
Progress Energy, Inc.	19,640	963,931
Public Service Enterprise Group, Inc.	3,810	252,908
SCANA Corp.	22,500	913,950
TECO Energy, Inc.	13,770	237,257
The Southern Co.	11,170	411,726
TXU Corp.	6,930	375,675
Xcel Energy, Inc.	36,110	832,697
		16,571,876
Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp.†	7,930	27,358
Solectron Corp.†	13,630	43,889
		71,247
Electronic Components-Semiconductors — 0.8%
Advanced Micro Devices, Inc.†	8,280	168,498
Altera Corp.†	2,440	48,019
Broadcom Corp., Class A†	3,470	112,116

2

Intel Corp.	71,760	1,453,140
LSI Logic Corp.†	3,890	35,010
Micron Technology, Inc.†	11,360	158,586
PMC - Sierra, Inc.†	2,210	14,829
Texas Instruments, Inc.	13,410	386,208
Xilinx, Inc.	2,720	64,763
		2,441,169
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	4,680	163,098
Tektronix, Inc.	790	23,044
		186,142
Engineering/R&D Services — 0.0%
Fluor Corp.	890	72,669
Engines-Internal Combustion — 0.0%
Cummins, Inc.	800	94,544
Enterprise Software/Service — 0.1%
BMC Software, Inc.†	1,890	60,858
CA, Inc.	4,760	107,814
Novell, Inc.†	5,050	31,310
		199,982
Filtration/Separation Products — 0.2%
Pall Corp.	20,320	702,056
Finance-Commercial — 0.1%
CIT Group, Inc.	3,000	167,310
Finance-Investment Banker/Broker — 8.7%
Bear Stearns Cos., Inc.	1,770	288,121
Charles Schwab Corp.	61,850	1,196,179
Citigroup, Inc.	175,876	9,796,293
E*TRADE Financial Corp.†	3,140	70,399
Goldman Sachs Group, Inc.	13,990	2,788,906
J.P. Morgan Chase & Co.	145,712	7,037,889
Lehman Brothers Holdings, Inc.	5,200	406,224
Merrill Lynch & Co., Inc.	18,430	1,715,833
Morgan Stanley	30,060	2,447,786
UBS AG (New York)	25,500	1,538,415
		27,286,045
Finance-Mortgage Loan/Banker — 0.5%
Feddie Mac	4,180	283,822
Fannie Mae	23,500	1,395,665
		1,679,487
Financial Guarantee Insurance — 0.0%
MBIA, Inc.	820	59,909
MGIC Investment Corp.	480	30,019
		89,928
Food-Confectionery — 0.0%
Hershey Co.	1,200	59,760
Food-Dairy Products — 0.0%
Dean Foods Co.†	870	36,784
Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	84,980	1,397,921
Food-Misc. — 1.5%
Campbell Soup Co.	35,000	1,361,150
ConAgra Foods, Inc.	7,640	206,280
General Mills, Inc.	19,400	1,117,440
H.J. Heinz Co.	4,970	223,700
Kellogg Co.	20,900	1,046,254
McCormick & Co., Inc.	11,700	451,152
Sara Lee Corp.	26,430	450,103
		4,856,079
Food-Retail — 0.6%
Kroger Co.	10,810	249,386
Safeway, Inc.	49,680	1,716,941
Whole Foods Market, Inc.	930	43,645
		2,009,972
Food-Wholesale/Distribution — 0.1%
SUPERVALU, Inc.	3,110	111,183
Sysco Corp.	8,700	319,812
		430,995
Forestry — 0.1%
Plum Creek Timber Co., Inc.	2,650	105,603
Weyerhaeuser Co.	3,570	252,220
		357,823
Gas-Distribution — 0.1%
KeySpan Corp.	2,650	109,127
Nicor, Inc.	670	31,356
Peoples Energy Corp.	580	25,851
Sempra Energy	3,960	221,918
		388,252
Health Care Cost Containment — 0.1%
McKesson Corp.	4,470	226,629
Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	37,760	1,093,152
Hotels/Motels — 0.1%
Hilton Hotels Corp.	2,400	83,760
Marriott International, Inc., Class A	2,180	104,029
Starwood Hotels & Resorts Worldwide, Inc.	1,760	110,000
Wyndham Worldwide Corp.	2,980	95,420
		393,209
Human Resources — 0.0%
Robert Half International, Inc.	1,400	51,968
Identification Systems — 0.0%
Symbol Technologies, Inc.	2,440	36,454
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,600	97,728
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,330	234,032
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,840	40,903
Thermo Fisher Scientific, Inc.†	3,330	150,816
		191,719
Insurance Brokers — 0.7%
AON Corp.	4,660	164,684
Marsh & McLennan Cos., Inc.	61,400	1,882,524
		2,047,208

3

Insurance-Life/Health — 1.0%
AFLAC, Inc.	2,460	113,160
CIGNA Corp.	690	90,783
Genworth Financial, Inc., Class A	6,660	227,839
Lincoln National Corp.	18,706	1,242,079
Principal Financial Group	2,350	137,945
Prudential Financial, Inc.	7,200	618,192
Torchmark Corp.	570	36,343
UnumProvident Corp.	34,940	726,053
		3,192,394
Insurance-Multi-line — 2.0%
ACE, Ltd.	42,110	2,550,603
Allstate Corp.	36,930	2,404,512
Cincinnati Financial Corp.	2,620	118,712
Hartford Financial Services Group, Inc.	4,770	445,089
Loews Corp.	6,880	285,313
MetLife, Inc.	6,540	385,925
XL Capital, Ltd., Class A	2,730	196,615
		6,386,769
Insurance-Property/Casualty — 1.3%
Chubb Corp.	48,200	2,550,262
SAFECO Corp.	1,580	98,829
St. Paul Travelers Cos., Inc.	28,164	1,512,125
		4,161,216
Internet Security — 0.0%
VeriSign, Inc.†	1,850	44,493
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	1,420	77,390
Franklin Resources, Inc.	1,140	125,594
Janus Capital Group, Inc.	2,020	43,612
Legg Mason, Inc.	630	59,881
T. Rowe Price Group, Inc.	1,860	81,412
		387,889
Leisure Products — 0.0%
Brunswick Corp.	1,390	44,341
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,420	271,078
Terex Corp.†	810	52,310
		323,388
Machinery-Farming — 0.5%
Deere & Co.	15,220	1,446,965
Medical Instruments — 0.7%
Beckman Coulter, Inc.	14,300	855,140
Boston Scientific Corp.†	77,600	1,333,168
		2,188,308
Medical Products — 1.0%
Baxter International, Inc.	44,200	2,050,438
Johnson & Johnson	16,900	1,115,738
		3,166,176
Medical-Biomedical/Gene — 0.2%
Biogen Idec, Inc.†	2,380	117,072
MedImmune, Inc.†	15,520	502,383
		619,455
Medical-Drugs — 5.0%
Abbott Laboratories	50,890	2,478,852
Bristol-Myers Squibb Co.	81,240	2,138,237
Eli Lilly & Co.	31,420	1,636,982
King Pharmaceuticals, Inc.†	1,190	18,945
Merck & Co., Inc.	69,030	3,009,708
Pfizer, Inc.	96,320	2,494,688
Schering-Plough Corp.	32,560	769,718
Wyeth	60,600	3,085,752
		15,632,882
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc.†	720	18,742
Medical-HMO — 0.9%
Aetna, Inc.	30,460	1,315,263
WellPoint, Inc.†	17,510	1,377,862
		2,693,125
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	7,040	49,069
Medical-Nursing Homes — 0.0%
Manor Care, Inc.	370	17,360
Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	2,900	130,384
Metal-Aluminum — 0.5%
Alcoa, Inc.	51,570	1,547,616
Metal-Copper — 0.1%
Phelps Dodge Corp.	1,960	234,651
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc.
Class B	2,970	165,518
Multimedia — 2.3%
E.W. Scripps Co., Class A	530	26,468
Meredith Corp.	260	14,651
News Corp., Class A	23,250	499,410
Time Warner, Inc.	192,660	4,196,135
Viacom, Inc., Class B†	23,550	966,257
Walt Disney Co.	46,460	1,592,184
		7,295,105
Networking Products — 0.5%
Cisco Systems, Inc.†	58,700	1,604,271
Juniper Networks, Inc.†	5,200	98,488
		1,702,759
Non-Ferrous Metals — 0.4%
Cameco Corp.	27,800	1,124,510
Non-Hazardous Waste Disposal — 0.3%
Allied Waste Industries, Inc.†	3,790	46,579
Waste Management, Inc.	26,660	980,288
		1,026,867
Office Automation & Equipment — 0.5%
Pitney Bowes, Inc.	27,800	1,284,082
Xerox Corp.†	14,560	246,792
		1,530,874
Office Supplies & Forms — 0.3%
Avery Dennison Corp.	13,970	948,982

4

Oil & Gas Drilling — 0.4%
GlobalSantaFe Corp.	14,100	828,798
Rowan Cos., Inc.	1,670	55,444
Transocean, Inc.†	2,420	195,754
		1,079,996
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp.	15,500	674,560
Murphy Oil Corp.	14,900	757,665
XTO Energy, Inc.	4,700	221,135
		1,653,360
Oil Companies-Integrated — 6.3%
BP PLC ADR	12,804	859,148
Chevron Corp.	59,038	4,341,064
ConocoPhillips	24,800	1,784,360
Exxon Mobil Corp.	89,912	6,889,957
Hess Corp.	26,790	1,327,980
Marathon Oil Corp.	5,300	490,250
Occidental Petroleum Corp.	50,270	2,454,684
Royal Dutch Shell PLC, Class A ADR	22,800	1,614,012
		19,761,455
Oil Field Machinery & Equipment — 0.3%
National-Oilwell Varco, Inc.†	13,800	844,284
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	790	49,264
Valero Energy Corp.	3,740	191,339
		240,603
Oil-Field Services — 0.9%
Baker Hughes, Inc.	2,080	155,293
Halliburton Co.	38,570	1,197,598
Schlumberger, Ltd.	21,000	1,326,360
Weatherford International, Ltd.†	2,000	83,580
		2,762,831
Optical Supplies — 0.0%
Bausch & Lomb, Inc.	820	42,689
Paper & Related Products — 0.8%
International Paper Co.	51,448	1,754,377
MeadWestvaco Corp.	20,020	601,801
Temple-Inland, Inc.	1,620	74,569
		2,430,747
Pharmacy Services — 0.1%
Medco Health Solutions, Inc.†	4,430	236,739
Photo Equipment & Supplies — 0.3%
Eastman Kodak Co.	32,740	844,692
Pipelines — 0.2%
Dynegy, Inc., Class A†	5,640	40,834
El Paso Corp.	10,640	162,579
Kinder Morgan, Inc.	1,620	171,315
Williams Cos., Inc.	6,110	159,593
		534,321
Power Converter/Supply Equipment — 0.0%
American Power Conversion Corp.	1,350	41,297
Printing-Commercial — 0.0%
R. R. Donnelley & Sons Co.	3,270	116,216
Publishing-Newspapers — 1.3%
Dow Jones & Co., Inc.	21,590	820,420
Gannett Co., Inc.	16,240	981,870
New York Times Co., Class A	39,960	973,426
Tribune Co.	42,950	1,322,001
		4,097,717
Publishing-Periodicals — 0.0%
Idearc, Inc.†	1,242	35,583
Real Estate Investment Trusts — 1.2%
Apartment Investment & Management Co., Class A	1,460	81,789
Archstone-Smith Trust	3,300	192,093
Boston Properties, Inc.	1,770	198,028
Equity Office Properties Trust	5,300	255,301
Equity Residential	4,410	223,807
Host Marriott Corp.	75,091	1,843,484
Kimco Realty Corp.	2,290	102,936
ProLogis	3,730	226,672
Public Storage, Inc.	1,100	107,250
Simon Property Group, Inc.	3,340	338,309
Vornado Realty Trust	1,190	144,585
		3,714,254
Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	1,150	38,180
Realogy Corp.	3,240	98,237
		136,417
Retail-Apparel/Shoe — 0.4%
Gap, Inc.	54,940	1,071,330
Limited Brands, Inc.	5,150	149,041
Nordstrom, Inc.	1,320	65,129
		1,285,500
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,230	47,544
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	13,600	518,160
Retail-Building Products — 0.3%
Home Depot, Inc.	25,900	1,040,144
Retail-Consumer Electronics — 0.1%
Circuit City Stores, Inc.	2,140	40,617
RadioShack Corp.	15,400	258,412
		299,029
Retail-Discount — 0.5%
Big Lots, Inc.†	930	21,316
Costco Wholesale Corp.	6,910	365,332
Dollar General Corp.	1,670	26,820
Family Dollar Stores, Inc.	940	27,570
Target Corp.	4,150	236,757
Wal-Mart Stores, Inc.	21,500	992,870
		1,670,665
Retail-Drug Store — 0.7%
CVS Corp.	75,140	2,322,577
Retail-Major Department Stores — 0.6%
J.C. Penney Co., Inc.	3,400	263,024
Sears Holdings Corp.†	1,260	211,592
Federated Department Stores, Inc.	32,520	1,239,987
		1,714,603

5

Retail-Office Supplies — 0.0%
Office Depot, Inc.†	1,940	74,050
OfficeMax, Inc.	1,130	56,104
		130,154
Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	910	31,823

Retail-Restaurants — 0.5%
McDonald’s Corp.	32,990	1,462,446
Wendy’s International, Inc.	720	23,825
		1,486,271
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	2,680	56,253
Savings & Loans/Thrifts — 0.2%
Sovereign Bancorp, Inc.	3,530	89,627
Washington Mutual, Inc.	14,240	647,777
		737,404
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	60,140	1,109,583
Novellus Systems, Inc.†	1,070	36,829
Teradyne, Inc.†	2,830	42,337
		1,188,749
Semiconductors Components-Intergrated Circuits — 0.3%
Analog Devices, Inc.	27,890	916,744
Linear Technology Corp.	1,750	53,060
Maxim Integrated Products, Inc.	1,780	54,504
		1,024,308
Steel-Producer — 0.0%
United States Steel Corp.	1,780	130,189
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,050	95,214
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	970	26,879
Corning, Inc.†	69,970	1,309,138
JDS Uniphase Corp.†	2,380	39,651
		1,375,668
Telecom Services — 0.0%
Embarq Corp.	2,250	118,260
Telecommunication Equipment — 0.1%
ADC Telecommunications, Inc.†	1,750	25,428
Avaya, Inc.†	5,460	76,331
Comverse Technology, Inc.†	1,700	35,887
Tellabs, Inc.†	6,640	68,126
		205,772
Telephone-Integrated — 6.0%
ALLTEL Corp.	19,740	1,193,875
AT&T, Inc.	167,486	5,987,625
BellSouth Corp.	64,000	3,015,040
CenturyTel, Inc.	1,740	75,968
Citizens Communications Co.	4,860	69,838
Qwest Communications International, Inc.†	140,750	1,178,078
Sprint Corp.	124,730	2,356,150
Verizon Communications, Inc.	124,952	4,653,212
Windstream Corp.	23,570	335,165
		18,864,951
Television — 0.4%
CBS Corp., Class B	37,180	1,159,272
Univision Communications, Inc., Class A†	1,680	59,506
		1,218,778
Tobacco — 1.2%
Altria Group, Inc.	36,100	3,098,102
Reynolds American, Inc.	2,590	169,567
UST, Inc.	10,130	589,566
		3,857,235
Tools-Hand Held — 0.0%
Snap-on, Inc.	890	42,399
Stanley Works	1,230	61,857
		104,256
Toys — 0.4%
Hasbro, Inc.	2,390	65,128
Mattel, Inc.	49,650	1,125,069
		1,190,197
Transport-Rail — 0.9%
Burlington Northern Santa Fe Corp.	3,090	228,073
CSX Corp.	6,550	225,516
Norfolk Southern Corp.	14,330	720,656
Union Pacific Corp.	18,770	1,727,215
		2,901,460
Transport-Services — 0.2%
FedEx Corp.	1,670	181,395
Ryder System, Inc.	920	46,975
United Parcel Service, Inc., Class B	5,670	425,137
		653,507
Travel Service — 0.0%
Sabre Holdings Corp., Class A	1,990	63,461
Wireless Equipment — 1.0%
Motorola, Inc.	107,040	2,200,742
Nokia Oyj ADR	40,200	816,864
		3,017,606
Total Common Stock
(cost $257,068,975)		301,742,070
EXCHANGE TRADED FUNDS — 1.2%
Index Fund — 1.2%
iShares S&P 500 Value Index Fund (cost $3,780,883)	49,500	3,806,055
CONVERTIBLE BONDS & NOTES — 0.0%
Telecommunication Equipment — 0.0%
Lucent Technologies, Inc. 8.00% due 08/01/31 (cost $112,792)	142,000	142,000

6

CORPORATE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co.
Senior Notes
4.25% due 12/15/36
(cost $133,000)	133,000	142,144
Total Long-Term Investment Securities
(cost $261,095,650)		305,832,269
SHORT-TERM INVESTMENT SECURITIES — 2.4%
Registered Investment Company — 1.8%
T. Rowe Price Reserve Investment Fund
5.38% due 09/19/34	5,792,111	5,792,111
Sovereign Agency — 0.3%
Federal Home Loan Bank Discount Notes
4.80% due 01/02/07	800,000	799,894
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes
4.80% due 01/02/07	800,000	799,893
U.S. Government Treasuries — 0.0%
United States Treasury Bills
4.80% due 03/15/07(1)	55,000	54,476
Total Short-Term Investment Securities
(cost $7,446,362)		7,446,374
REPURCHASE AGREEMENTS — 1.6%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $241,098 and collateralized by $215,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $248,053	241,000	241,000
UBS Securities, LLC Joint Repurchase Agreement(2)	4,670,000	4,670,000
Total Repurchase Agreements
(cost $4,911,000)		4,911,000
TOTAL INVESTMENTS
(cost $273,453,012)(3)	101.0%	318,189,643
Liabilities in excess of other assets	(1.0)	(3,039,416)
NET ASSETS	100.0%	$315,150,227

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreement
(3)	See Note 4 for cost of investments on a tax basis
ADR	American Depository Receipt

See Notes to Portfolio of Investments

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	December 31,2006	(Depreciation)
4 Long	S&P 500 Index	March 2007	$764,680	$769,000	$4,320

7

Seasons Series Trust
Mid Cap Growth Portfolio

Portfolio of Investments — December 31, 2006
(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCK — 96.3%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.†	10,484	$128,324
Omnicom Group, Inc.	3,600	376,344
		504,668
Advertising Sales — 1.2%
Clear Channel Outdoor Holdings, Inc., Class A†	12,950	361,435
Focus Media Holding, Ltd. ADR†	17,100	1,135,269
Lamar Advertising Co., Class A†	7,790	509,388
		2,006,092
Advertising Services — 0.3%
Getty Images, Inc.†	3,749	160,532
WPP Group PLC ADR Sponsored ADR	5,601	379,412
		539,944
Aerospace/Defense — 1.2%
Empressa Brasileira de Aeronautica SA ADR	5,200	215,436
Rockwell Collins, Inc.	22,112	1,399,469
Spirit Aerosystems Holdings, Inc.†	1,098	35,867
TransDigm Group, Inc.†	11,000	291,610
		1,942,382
Aerospace/Defense-Equipment — 0.1%
Alliant Techsystems, Inc.†	299	23,379
DRS Technologies, Inc.	288	15,172
Goodrich Corp.	2,772	126,264
		164,815
Agricultural Chemicals — 0.4%
Potash Corp. of Saskatchewan, Inc.	4,800	688,704

Airlines — 0.9%
AMR Corp.†	3,865	116,839
Continental Airlines, Inc., Class B†	2,108	86,955
Gol-Linhas Aereas Inteligentes SA ADR	14,300	409,981
Skywest, Inc.	12,500	318,875
Southwest Airlines Co.	30,887	473,189
US Airways Group, Inc.†	1,462	78,729
		1,484,568
Apparel Manufacturers — 1.1%
Coach, Inc.†	39,252	1,686,266
Hanesbrands, Inc.†	1,201	28,367
Polo Ralph Lauren Corp.	1,468	114,005
		1,828,638
Applications Software — 1.4%
American Reprographics Co.†	4,400	146,564
Citrix Systems, Inc.†	9,678	261,790
Intuit, Inc.†	17,469	532,979
Red Hat, Inc.†	15,720	361,560
Salesforce.com, Inc.†	19,429	708,187
Satyam Computer Services, Ltd. ADR	10,000	240,100
		2,251,180
Auction House/Art Dealer — 0.2%
Ritchie Bros. Auctioneers, Inc	5,200	278,408

Audio/Video Products — 0.2%
Harman International Industries, Inc.	3,008	300,529

Auto-Heavy Duty Trucks — 0.2%
Oshkosh Truck Corp., Class B	1,769	85,655
PACCAR, Inc.	3,540	229,746
		315,401
Auto/Truck Parts & Equipment-Original — 0.0%
BorgWarner, Inc.	103	6,079

Banks-Commercial — 0.7%
Bank of Hawaii Corp.	793	42,783
City National Corp.	1,000	71,200
Commerce Bancorp, Inc.	4,427	156,140
Cullen/Frost Bankers, Inc.	544	30,366
East West Bancorp, Inc.	5,045	178,694
First Horizon National Corp.	2,600	108,628
SVB Financial Group†	2,300	107,226
Synovus Financial Corp.	9,189	283,297
TCF Financial Corp.	1,205	33,041
UCBH Holdings, Inc.	4,400	77,264
Webster Financial Corp.	71	3,459
		1,092,098
Banks-Fiduciary — 0.9%
Investors Financial Services Corp.	8,580	366,108
Northern Trust Corp.	13,452	816,402
State Street Corp.	4,800	323,712
		1,506,222
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.†	1,106	78,515

Beverages-Non-alcoholic — 0.1%
Hansen Natural Corp.†	1,466	49,375
Pepsi Bottling Group, Inc.	1,707	52,763
		102,138
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,481	98,102
Constellation Brands, Inc., Class A†	855	24,812
		122,914
Broadcast Services/Program — 0.1%
Discovery Holding Co., Class A†	1,899	30,555
Liberty Global, Inc., Class A†	3,999	116,571
		147,126
Building & Construction Products-Misc. — 0.3%
Masco Corp.	5,785	172,798
USG Corp.†	838	45,922
Vulcan Materials Co.	2,418	217,306
		436,026
Building & Construction-Misc. — 0.0%
Insituform Technologies, Inc., Class A†	1,900	49,134

Building Products-Air & Heating — 0.1%
American Standard Cos., Inc.	4,281	196,284

Building Products-Cement — 0.1%
Eagle Materials, Inc.	1,209	52,265
Florida Rock Industries, Inc.	1,152	49,594
Martin Marietta Materials, Inc.	1,099	114,197
		216,056
Building-MobileHome/Manufactured Housing — 0.2%
Thor Industries, Inc.	4,356	191,620
Winnebago Industries, Inc.	3,900	128,349
		319,969

1

Building-Residential/Commerical — 0.8%
Beazer Homes USA, Inc.	489	22,988
Centex Corp.	3,627	204,091
D.R. Horton, Inc.	4,043	107,099
KB Home Corp.	3,202	164,199
Lennar Corp., Class A	5,221	273,894
M.D.C Holdings, Inc.	367	20,937
Meritage Homes Corp.†	1,400	66,808
NVR, Inc.†	112	72,240
Pulte Homes, Inc.	5,336	176,728
Ryland Group, Inc.	397	21,684
Standard-Pacific Corp.	608	16,288
Toll Brothers, Inc.†	3,999	128,888
		1,275,844
Cable TV — 0.3%
Cablevision Systems Corp., Class A	2,618	74,561
EchoStar Communications Corp., Class A†	4,945	188,058
Rogers Communications, Inc., Class B
	2,650	157,940
		420,559
Casino Hotels — 0.8%
Boyd Gaming Corp.	3,250	147,258
Harrah’s Entertainment, Inc.	3,277	271,073
Melco PBL Entertainment Macau, Ltd. ADR†	1,200	25,512
MGM Mirage, Inc.†	2,875	164,881
Station Casinos, Inc.	2,754	224,919
Wynn Resorts, Ltd.†	4,782	448,791
		1,282,434
Casino Services — 0.7%
International Game Technology	19,049	880,064
Scientific Games Corp., Class A†	1,590	48,066
Shuffle Master, Inc.†	6,975	182,745
		1,110,875
Cellular Telecom — 0.7%
Leap Wireless International, Inc.†	11,609	690,387
NII Holdings, Inc.†	7,510	483,945
US Cellular Corp.†	221	15,379
		1,189,711
Chemicals-Diversified — 0.1%
Celanese Corp.	982	25,414
Huntsman Corp.†	1,537	29,157
PPG Industries, Inc.	506	32,490
Rohm & Haas Co.	576	29,445
		116,506
Chemicals-Specialty — 0.5%
Cabot Corp.	628	27,362
Ecolab, Inc.	10,634	480,657
International Flavors & Fragrances, Inc.	1,482	72,855
Sigma-Aldrich Corp.	1,792	139,274
Symyx Technologies†	4,600	99,314
Valhi Inc New	175	4,547
		824,009
Coal — 0.4%
Arch Coal, Inc.	3,437	103,213
CONSOL Energy, Inc.	7,503	241,072
Foundation Coal Holdings, Inc.	6,095	193,577
Massey Energy Co.	1,970	45,763
		583,625
Coatings/Paint — 0.2%
Sherwin-Williams Co.	1,652	105,034
Valspar Corp.	5,800	160,312
		265,346
Commercial Services — 1.2%
Alliance Data Systems Corp.†	1,952	121,942
ChoicePoint, Inc.†	5,202	204,855
Convergys Corp.†	185	4,399
Iron Mountain, Inc.†	28,180	1,164,961
Live Nation, Inc.	13,000	291,200
Quanta Services, Inc.†	1,190	23,407
ServiceMaster Co.	2,110	27,662
Weight Watchers International, Inc.	1,112	58,413
		1,896,839
Commercial Services-Finance — 0.7%
Equifax, Inc.	12,969	526,541
H&R Block, Inc.	12,193	280,927
Moody’s Corp.	3,800	262,428
		1,069,896
Communications Software — 0.0%
Avid Technology, Inc.†	2,000	74,520

Computer Aided Design — 0.7%
Autodesk, Inc.†	30,452	1,232,088

Computer Services — 1.3%
Affiliated Computer Services, Inc., Class A†	936	45,714
Ceridian Corp.†	3,010	84,220
Cognizant Technology Solutions Corp., Class A†	18,010	1,389,652
DST Systems, Inc.†	3,021	189,205
Electronic Data Systems Corp.	6,990	192,575
FactSet Research Systems, Inc.	3,851	217,504
		2,118,870
Computers-Integrated Systems — 0.2%
Diebold, Inc.	1,298	60,487
Jack Henry & Assoc., Inc.	5,600	119,840
National Instruments Corp.	5,001	136,227
NCR Corp.†	919	39,296
Riverbed Technology, Inc.†	164	5,100
		360,950
Computers-Memory Devices — 1.1%
Network Appliance, Inc.†	35,992	1,413,766
SanDisk Corp.†	5,430	233,653
Western Digital Corp.†	5,304	108,520
		1,755,939
Computers-Periphery Equipment — 0.4%
Lexmark International, Inc., Class A†	1,931	141,349
Logitech International SA†	18,008	514,849
		656,198

2

Consulting Services — 0.3%
Corporate Executive Board Co.	5,262	461,478
Hewitt Associates Inc., Class A†	115	2,961
LECG Corp.†	3,500	64,680
		529,119
Consumer Products-Misc. — 0.2%
Clorox Co.	2,000	128,300
Fortune Brands, Inc.	1,209	103,236
Jarden Corp.†	576	20,039
Scotts Miracle-Gro Co., Class A†	846	43,696
		295,271
Containers-Metal/Glass — 0.3%
Ball Corp.	8,716	380,018
Crown Holdings, Inc.†	4,031	84,328
Owens-Illinois, Inc.†	3,686	68,007
		532,353
Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	1,951	43,117
Pactiv Corp.†	3,392	121,061
Sealed Air Corp.	2,008	130,359
		294,537
Cosmetics & Toiletries — 0.5%
Alberto-Culver Co.	399	8,559
Avon Products, Inc.	22,822	754,039
Bare Escentuals, Inc.†	305	9,491
Estee Lauder Cos., Inc., Class A	2,988	121,970
		894,059
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	2,500	103,450

Data Processing/Management — 2.5%
Acxiom Corp.	2,084	53,455
Dun & Bradstreet Corp.†	3,810	315,430
Fair Isaac Corp.	3,769	153,210
Fidelity National Information Services, Inc.	3,549	142,279
Fiserv, Inc.†	6,072	318,294
Global Payments, Inc.	5,820	269,466
Mastercard, Inc., Class A	1,479	145,667
MoneyGram International, Inc.	43,336	1,359,017
NAVTEQ Corp.†	10,532	368,304
Paychex, Inc.	19,128	756,321
SEI Investments Co.	3,610	215,011
Total Systems Services, Inc.	902	23,804
		4,120,258
Decision Support Software — 0.1%
Cognos, Inc.†	2,600	110,396

Dental Supplies & Equipment — 0.3%
DENTSPLY International, Inc.	7,995	238,651
Patterson Cos, Inc.†	5,832	207,094
		445,745
Diagnostic Equipment — 0.2%
Cytyc Corp.†	2,748	77,768
Gen-Probe, Inc.†	3,340	174,916
		252,684
Diagnostic Kits — 0.1%
Dade Behring Holdings, Inc.	4,495	178,946
Idexx Laboratories, Inc.†	758	60,109
		239,055
Dialysis Centers — 0.2%
DaVita, Inc.†	5,283	300,497

Direct Marketing — 0.1%
Harte-Hanks, Inc.	4,694	130,071

Disposable Medical Products — 0.3%
C.R. Bard, Inc.	4,989	413,937

Distribution/Wholesale — 0.6%
CDW Corp.	3,412	239,932
Fastenal Co.	8,020	287,758
Pool Corp.	1,272	49,824
W. W. Grainger, Inc.	5,018	350,959
WESCO International, Inc.†	1,163	68,396
		996,869
Diversified Manufactured Operations — 0.9%
Brink’s Co.	902	57,656
Carlisle Cos., Inc.	632	49,612
Dover Corp.	4,386	215,002
Harsco Corp.	1,008	76,709
ITT Industries, Inc.	5,569	316,430
Leggett & Platt, Inc.	2,414	57,695
Parker Hannifin Corp.	1,235	94,947
Pentair, Inc.	924	29,014
Roper Industries, Inc.	5,187	260,595
Textron, Inc.	2,920	273,808
Trinity Industries, Inc.	1,788	62,937
		1,494,405
Diversified Operations — 0.1%
Aramark Corp., Class B	2,846	95,199
Walter Industries, Inc.	1,046	28,294
		123,493
Drug Delivery Systems — 0.3%
Alkermes, Inc.†	33,100	442,547
Hospira, Inc.†	3,754	126,059
		568,606
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	11,402	449,923
Nutri/System, Inc.†	771	48,874
		498,797
E-Commerce/Services — 1.7%
Ctrip.com International, Ltd. ADR	16,100	1,005,928
Emdeon Corp.†	3,937	48,779
Expedia, Inc.†	459	9,630
IAC/InterActive Corp.†	1,603	59,568
Liberty Media Corp., Series A†	12,929	278,879
Monster Worldwide, Inc.†	31,271	1,458,479
		2,861,263
E-Marketing/Info — 0.1%
Digital River, Inc.†	3,600	200,844

E-Services/Consulting — 0.1%
Websense, Inc.†	4,800	109,584

3

Electric Products-Misc. — 0.2%
AMETEK, Inc.	9,456	301,079
Molex, Inc.	3,301	104,411
		405,490
Electric-Generation — 0.5%
The AES Corp.†	36,022	793,925

Electric-Integrated — 0.1%
Allegheny Energy, Inc.†	3,926	180,243
Constellation Energy Group, Inc.	546	37,603
DPL, Inc.	488	13,556
		231,402
Electronic Components-Misc. — 0.3%
AVX Corp.	549	8,120
Gentex Corp.	7,144	111,160
Jabil Circuit, Inc.	13,485	331,057
Sanmina-SCI Corp.†	5,122	17,671
Solectron Corp.†	9,797	31,546
Vishay Intertechnology, Inc.†	850	11,509
		511,063
Electronic Components-Semiconductors — 4.0%
Agere Systems, Inc.†	4,070	78,022
Altera Corp.†	31,830	626,415
Broadcom Corp., Class A†	8,175	264,134
Cree, Inc.†	1,574	27,262
Fairchild Semiconductor International, Inc.†	7,202	121,066
International Rectifier Corp.†	946	36,449
Intersil Corp., Class A	6,085	145,553
LSI Logic Corp.†	6,865	61,785
MEMC Electronic Materials, Inc.†	44,627	1,746,701
Microchip Technology, Inc.	19,102	624,635
Micron Technology, Inc.†	7,947	110,940
National Semiconductor Corp.	22,514	511,068
NVIDIA Corp.†	8,472	313,549
PMC - Sierra, Inc.†	4,962	33,295
QLogic Corp.†	7,678	168,302
Rambus, Inc.†	1,899	35,948
Semtech Corp.†	5,900	77,113
Silicon Laboratories, Inc.†	8,502	294,594
SiRF Technology Holdings, Inc.†	27,900	712,008
Spansion, Inc.†	187	2,779
Xilinx, Inc.	26,556	632,298
		6,623,916
Electronic Connectors — 0.1%
Amphenol Corp., Class A	2,153	133,658
Thomas & Betts Corp.†	1,500	70,920
		204,578
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	10,203	182,736
Synopsys, Inc.†	4,011	107,214
		289,950
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,100	168,592

Electronic Measurement Instruments — 0.8%
FLIR Systems, Inc.†	31,700	1,009,011
Garmin, Ltd.	2,200	122,452
Tektronix, Inc.	1,435	41,859
Trimble Navigation, Ltd.†	1,313	66,608
		1,239,930
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	407	12,841
Avnet, Inc.†	1,423	36,329
		49,170
Electronics-Military — 0.5%
L-3 Communications Holdings, Inc.	10,211	835,056

Energy-Alternate Sources — 0.8%
Covanta Holding Corp.†	2,740	60,390
Suntech Power Holdings Co., Ltd. ADR†	28,700	976,087
Trina Solar, Ltd. ADR†	12,400	234,360
		1,270,837
Engineering/R&D Services — 0.8%
Fluor Corp.	6,104	498,392
Foster Wheeler, Ltd.†	2,400	132,336
Jacobs Engineering Group, Inc.†	1,408	114,808
KBR, Inc.†	304	8,021
URS Corp.†	13,267	568,491
		1,322,048
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,031	121,844

Enterprise Software/Service — 0.3%
BEA Systems, Inc.†	9,362	117,774
BMC Software, Inc.†	5,115	164,703
CA, Inc.	1,669	37,803
Hyperion Solutions Corp.†	3,000	107,820
		428,100
Entertainment Software — 1.4%
Activision, Inc.†	85,590	1,475,572
Electronic Arts, Inc.†	14,701	740,342
THQ, Inc.†	4,200	136,584
		2,352,498
Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	1,777	61,680
Pall Corp.	3,237	111,838
		173,518
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	749	18,852

Finance-Commercial — 0.0%
CapitalSource, Inc.	1,459	39,845

Finance-Consumer Loans — 0.0%
First Marblehead Corp.	1,102	60,224
Nelnet, Inc., Class A†	405	11,081
		71,305
Finance-Investment Banker/Broker — 1.0%
Charles Schwab Corp.	6,800	131,512
E*TRADE Financial Corp.†	41,270	925,273
Investment Technology Group, Inc.†	1,040	44,595
Lazard, Ltd.	3,900	184,626
optionsXpress Holdings, Inc.	3,400	77,146

4

TD Ameritrade Holding Corp.†	13,788	223,090
		1,586,242
Finance-Mortgage Loan/Banker — 0.0%
IndyMac Bancorp, Inc. 456607100	342	15,445

Finance-Other Services — 2.0%
CBOT Holdings, Inc.†	4,369	661,772
Chicago Merchantile Exchange Holdings, Inc.	900	458,775
Hong Kong Exchanges & Clearing, Ltd.	44,500	489,721
IntercontinentalExchange, Inc.†	5,535	597,227
International Securities Exchange Holdings, Inc.	2,300	107,617
Nasdaq Stock Market, Inc.†	23,271	716,514
Nymex Holdings, Inc.	968	120,107
NYSE Group, Inc.†	1,903	184,972
		3,336,705
Financial Guarantee Insurance — 0.2%
Ambac Financial Group, Inc.	1,716	152,844
MBIA, Inc.	1,600	116,896
		269,740
Food-Confectionery — 0.7%
Hershey Co.	9,327	464,485
WM Wrigley Jr. Co.	12,592	651,258
		1,115,743
Food-Misc. — 0.4%
Campbell Soup Co.	3,123	121,453
H.J. Heinz Co.	4,573	205,831
McCormick & Co., Inc.	6,012	231,823
Sara Lee Corp.	9,609	163,641
		722,748
Food-Retail — 0.1%
Kroger Co.	2,171	50,085
Whole Foods Market, Inc.	3,367	158,013
		208,098
Footwear & Related Apparel — 0.3%
Crocs, Inc.†	12,700	548,640

Gambling (Non-Hotel) — 0.2%
Isle of Capri Casinos, Inc.†	12,400	329,592

Garden Products — 0.0%
Toro Co.	1,025	47,796

Hazardous Waste Disposal — 0.6%
Stericycle, Inc.†	12,364	933,482

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	4,091	118,434

Hospital Beds/Equipment — 0.0%
Hillenbrand Industries, Inc.	622	35,410
Kinetic Concepts, Inc.†	1,054	41,686
		77,096
Hotels/Motels — 1.6%
Choice Hotels International, Inc.	5,907	248,685
Hilton Hotels Corp.	22,144	772,826
Marriott International, Inc., Class A	10,300	491,516
Starwood Hotels & Resorts Worldwide, Inc.	18,949	1,184,312
		2,697,339
Human Resources — 0.5%
Manpower, Inc.	4,305	322,574
Robert Half International, Inc.	11,613	431,074
		753,648
Identification Systems — 0.1%
Cogent, Inc.†	9,300	102,393
Symbol Technologies, Inc.	4,891	73,072
		175,465
Independent Power Producer — 0.0%
NRG Energy, Inc.†	984	55,114

Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc.†	6,041	187,392

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	4,018	245,419

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	630	44,276
Airgas, Inc.	1,523	61,712
		105,988
Instruments-Controls — 0.0%
Mettler Toledo International, Inc.†	980	77,273

Instruments-Scientific — 0.5%
Applera Corp.	3,580	131,350
PerkinElmer, Inc.	1,576	35,035
Thermo Fisher Scientific, Inc.†	6,212	281,342
Waters Corp.†	7,288	356,893
		804,620
Insurance Brokers — 0.3%
Arthur J. Gallagher & Co.	704	20,803
Brown & Brown, Inc.	7,500	211,575
Marsh & McLennan Cos., Inc.	3,200	98,112
Willis Group Holdings, Ltd.	2,700	107,217
		437,707
Insurance-Life/Health — 0.2%
CIGNA Corp.	2,000	263,140

Insurance-Multi-line — 0.4%
Assurant, Inc.	9,700	535,925
CNA Financial Corp.†	68	2,742
Hanover Insurance Group, Inc.	442	21,570
HCC Insurance Holdings, Inc.	1,449	46,498
		606,735
Insurance-Property/Casualty — 0.4%
Arch Capital Group, Ltd.†	2,900	196,069
Markel Corp.†	342	164,194
OneBeacon Insurance Group, Ltd.†	4,500	126,000
Philadelphia Consolidated Holding Corp.†	1,092	48,660
W.R. Berkley Corp.	2,095	72,298
		607,221
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	2,600	86,762

5

RenaissanceRe Holdings, Ltd.	2,000	120,000
Transatlantic Holdings, Inc.	233	14,469
		221,231
Internet Connectivity Services — 0.6%
Redback Networks, Inc.†	41,900	1,044,986

Internet Content-Information/News — 0.4%
Baidu.com ADR†	6,300	710,136
WebMD Health Corp.†	170	6,803
		716,939
Internet Infrastructure Software — 0.7%
Akamai Technologies, Inc.†	3,713	197,235
F5 Networks, Inc.†	13,474	999,905
		1,197,140
Internet Security — 0.6%
Check Point Software Technologies†	5,750	126,040
CheckFree Corp.†	5,788	232,446
McAfee, Inc.†	9,046	256,726
VeriSign, Inc.†	13,126	315,680
		930,892
Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.†	1,653	173,780
BlackRock, Inc.	2,276	345,724
Eaton Vance Corp.	9,980	329,440
Federated Investors, Inc., Class B	6,151	207,781
Janus Capital Group, Inc.	8,863	191,352
Legg Mason, Inc.	2,820	268,041
Nuveen Investments Inc., Class A	22,004	1,141,568
T. Rowe Price Group, Inc.	6,382	279,340
		2,937,026
Lasers-System/Components — 0.1%
Cymer, Inc.†	2,300	101,085
II-VI, Inc.†	5,000	139,700
		240,785
Leisure Products — 0.1%
Brunswick Corp.	2,127	67,851
WMS Industries, Inc.†	2,800	97,608
		165,459
Linen Supply & Related Items — 0.2%
Cintas Corp.	8,320	330,387

Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	1,020	61,628

Machinery-Construction & Mining — 0.3%
Joy Global, Inc.	7,071	341,812
Terex Corp.†	1,144	73,880
		415,692
Machinery-Farming — 0.0%
AGCO Corp.†	148	4,579

Machinery-General Industrial — 0.2%
Gardner Denver, Inc.†	1,258	46,936
IDEX Corp.	2,983	141,424
Manitowoc Co., Inc.	1,471	87,422
		275,782
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	3,401	118,321

Machinery-Pumps — 0.2%
Flowserve Corp.†	205	10,347
Graco, Inc.	7,644	302,855
		313,202
Medical Information Systems — 0.4%
Cerner Corp.†	12,546	570,843
IMS Health, Inc.	3,432	94,311
		665,154
Medical Instruments — 1.3%
ArthroCare Corp.†	1,900	75,848
Beckman Coulter, Inc.	1,394	83,361
Edwards Lifesciences Corp.†	3,817	179,552
Intuitive Surgical, Inc.†	879	84,296
Kyphon, Inc.†	2,400	96,960
St. Jude Medical, Inc.†	35,075	1,282,342
Techne Corp.†	4,846	268,711
Ventana Medical Systems, Inc.†	2,500	107,575
		2,178,645
Medical Labs & Testing Services — 1.2%
Covance, Inc.†	18,853	1,110,630
Laboratory Corp. of America Holdings†	5,697	418,559
Quest Diagnostics, Inc.	7,255	384,515
		1,913,704
Medical Products — 1.2%
American Medical Systems Holdings, Inc.†	7,300	135,196
Becton, Dickinson & Co.	1,900	133,285
Biomet, Inc.	5,914	244,071
Cooper Cos., Inc.	537	23,896
Hengan International Group Co., Ltd.	236,000	576,476
Henry Schein, Inc.†	5,622	275,365
Varian Medical Systems, Inc.†	7,258	345,263
Zimmer Holdings, Inc.†	3,200	250,816
		1,984,368
Medical-Biomedical/Gene — 2.5%
Celgene Corp.†	17,749	1,021,100
Charles River Laboratories International, Inc.†	2,692	116,429
deCode Genetics, Inc.†	15,100	68,403
Digene Corp.†	11,700	560,664
Genzyme Corp.†	2,300	141,634
Integra LifeSciences Holdings†	1,400	59,626
Invitrogen Corp.†	2,063	116,745
Martek Biosciences Corp.†	2,200	51,348
MedImmune, Inc.†	11,178	361,832
Millennium Pharmaceuticals, Inc.†	12,370	134,833
Millipore Corp.†	3,078	204,995
Nektar Therapeutics†	4,900	74,529
PDL BioPharma, Inc.†	6,351	127,909
Qiagen NV†	14,900	225,437

6

Vertex Pharmaceuticals, Inc.†	24,735	925,584
		4,191,068
Medical-Drugs — 3.1%
Abraxis Bioscience, Inc.†	614	16,787
Allergan, Inc.	7,253	868,474
Auxilium Pharmaceuticals, Inc.†	19,400	284,986
Cephalon, Inc.†	11,560	813,940
Elan Corp. PLC ADR†	40,200	592,950
Endo Pharmaceuticals Holdings, Inc.†	3,198	88,201
Forest Laboratories, Inc.†	7,832	396,299
Medicis Pharmaceutical Corp., Class A	23,000	807,990
OSI Pharmaceuticals, Inc.†	2,800	97,944
Sepracor, Inc.†	6,414	394,974
Shionogi & Co., Ltd.	34,000	668,543
		5,031,088
Medical-Generic Drugs — 0.1%
Barr Pharmaceuticals, Inc.†	2,552	127,906
Mylan Laboratories, Inc.	5,053	100,858
		228,764
Medical-HMO — 0.8%
Coventry Health Care, Inc.†	9,507	475,825
Health Net, Inc.†	5,953	289,673
Humana, Inc.†	7,757	429,040
Sierra Health Services, Inc.†	1,345	48,474
WellCare Health Plans, Inc.†	785	54,086
		1,297,098
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	1,441	52,625
Health Management Assoc., Inc., Class A	4,187	88,388
LifePoint Hospitals, Inc.†	2,686	90,518
Tenet Healthcare Corp.†	7,703	53,690
Triad Hospitals, Inc.†	347	14,515
Universal Health Services, Inc., Class B	253	14,024
		313,760
Medical-Nursing Homes — 0.2%
Manor Care, Inc.	7,470	350,492

Medical-Outpatient/Home Medical — 0.2%
Lincare Holdings, Inc.†	7,498	298,720

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	896	40,284

Metal Processors & Fabrication — 0.4%
Precision Castparts Corp.	9,248	723,934
Timken Co.	156	4,552
		728,486
Metal-Copper — 0.0%
Southern Copper Corp.	326	17,568

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,437	135,814

Mining — 0.6%
UrAsia Energy LTD†	225,200	1,037,023

Motion Pictures & Services — 0.1%
Dreamworks Animation SKG, Inc., Class A†	2,814	82,985

Motorcycle/Motor Scooter — 0.6%
Harley-Davidson, Inc.	13,656	962,338

Multimedia — 0.3%
E.W. Scripps Co., Class A	4,116	205,553
Meredith Corp.	2,747	154,793
The McGraw-Hill Cos., Inc.	1,600	108,832
		469,178
Music — 0.0%
Warner Music Group Corp.	1,193	27,379

Networking Products — 0.1%
Juniper Networks, Inc.†	12,615	238,928

Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	1,905	56,217

Non-Hazardous Waste Disposal — 0.1%
Allied Waste Industries, Inc.†	336	4,130
Republic Services, Inc.	2,696	109,646
		113,776
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,132	144,667

Office Furnishings-Original — 0.1%
HNI Corp.	2,645	117,464
Steelcase, Inc. Class A	1,442	26,187
		143,651
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	3,766	255,824

Oil & Gas Drilling — 1.0%
Diamond Offshore Drilling, Inc.	10,918	872,785
ENSCO International, Inc.	3,696	185,022
Helmerich & Payne, Inc.	2,526	61,811
Nabors Industries, Ltd.†	4,100	122,098
Patterson-UTI Energy, Inc.	4,122	95,754
Pride International, Inc.†	3,164	94,952
Rowan Cos., Inc.	2,466	81,871
Todco, Class A†	1,486	50,776
		1,565,069
Oil Companies-Exploration & Production — 1.1%
Bill Barrett Corp.†	3,700	100,677
Cabot Oil & Gas Corp.	5,800	351,770
CNX Gas Corp.†	671	17,111
ComptonPetroleum Corp.†	8,600	78,432
Denbury Resources, Inc.†	2,861	79,507
Mariner Energy, Inc.†	5,700	111,720
Murphy Oil Corp.	5,800	294,930
Plains Exploration & Production Co.†	1,891	89,879
Quicksilver Resources, Inc.†	1,503	54,995
Range Resources Corp.	3,314	91,002
Southwestern Energy Co.†	4,029	141,217
St. Mary Land & Exploration Co.	1,373	50,581
Ultra Petroleum Corp.†	2,700	128,925
Unit Corp.†	1,112	53,876
W&T Offshore, Inc.	482	14,807

7

XTO Energy, Inc.	3,533	166,228
		1,825,657
Oil Field Machinery & Equipment — 0.9%
Cameron International Corp.†	11,176	592,887
Dresser Rand Group, Inc.†	752	18,402
FMC Technologies, Inc.†	1,643	101,258
Grant Prideco, Inc.†	12,847	510,925
National-Oilwell Varco, Inc.†	3,928	240,315
		1,463,787
Oil Refining & Marketing — 0.1%
Cheniere Energy, Inc.†	1,318	38,051
Frontier Oil Corp.	1,464	42,075
Holly Corp.	1,154	59,316
Sunoco, Inc.	1,600	99,776
		239,218
Oil-Field Services — 1.2%
BJ Services Co.	10,590	310,499
Core Laboratories NV†	1,700	137,700
Global Industries, Ltd.†	2,122	27,671
Helix Energy Solutions Group, Inc.†	8,191	256,952
Oceaneering International, Inc.†	1,292	51,292
Smith International, Inc.	16,642	683,487
Superior Energy Services, Inc.†	1,918	62,680
TETRA Technologies, Inc.†	3,316	84,823
Tidewater, Inc.	841	40,671
Weatherford International, Ltd.†	6,400	267,456
		1,923,231
Optical Supplies — 0.0%
Advanced Medical Optics, Inc.†	1,426	50,195
Bausch & Lomb, Inc.	210	10,933
		61,128
Paper & Related Products — 0.0%
Rayonier, Inc.	167	6,855

Pharmacy Services — 1.0%
Express Scripts, Inc.†	7,971	570,723
Medco Health Solutions, Inc.†	17,400	929,856
Omnicare, Inc.	3,109	120,101
		1,620,680
Physicians Practice Management — 0.1%
Healthways, Inc.†	3,300	157,443
Pediatrix Medical Group, Inc.†	1,166	57,017
		214,460
Pipelines — 0.8%
El Paso Corp.	15,637	238,933
Equitable Resources, Inc.	2,515	105,001
Kinder Morgan, Inc.	2,560	270,720
Questar Corp.	1,822	151,317
Williams Cos., Inc.	23,571	615,675
		1,381,646
Power Converter/Supply Equipment — 0.0%
American Power Conversion Corp.	1,594	48,760
Hubbell, Inc., Class B	412	18,627
		67,387
Private Corrections — 0.0%
Corrections Corp. of America†	954	43,149

Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	1,063	40,894

Publishing-Newspapers — 0.0%
Dow Jones & Co., Inc.	1,422	54,036
McClatchy Co., Class A	109	4,720
Washington Post Co., Class B	27	20,131
		78,887
Racetrack — 0.0%
Penn National Gaming, Inc.†	1,738	72,336

Radio — 0.2%
Citadel Broadcasting Corp.†	7,200	71,712
Salem Communications Corp., Class A†	5,400	64,530
Sirius Satellite Radio, Inc.†	33,747	119,464
XM Satellite Radio Holdings, Inc., Class A†	6,572	94,966
		350,672
Real Estate Investment Trusts — 0.6%
Developers Diversified Realty Corp.	1,226	77,177
Douglas Emmett, Inc.†	387	10,280
Essex Property Trust, Inc.	248	32,054
Federal Realty Investment Trust	664	56,440
General Growth Properties, Inc.	2,136	111,563
Global Signal, Inc.	410	21,595
Kilroy Realty Corp.	770	60,060
Kimco Realty Corp.	45	2,023
Public Storage, Inc.	1,826	178,035
SL Green Realty Corp.	1,100	146,058
Taubman Centers, Inc.	682	34,687
The Macerich Co.	1,725	149,333
United Dominion Realty Trust, Inc.	3,227	102,586
Ventas, Inc.	1,491	63,099
Weingarten Realty Investors, Inc.	477	21,995
		1,066,985
Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	4,447	147,641
Jones Lang LaSalle, Inc.	860	79,266
		226,907
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc. Class A	1,692	98,813
The St. Joe Co.	1,792	95,997
		194,810
Research & Development — 0.0%
Pharmaceutical Product Development, Inc.	2,427	78,198

Respiratory Products — 0.6%
ResMed, Inc.†	6,912	340,209
Respironics, Inc.†	16,547	624,649
		964,858
Retail-Apparel/Shoe — 2.0%
Abercrombie & Fitch Co., Class A	2,114	147,198

8

American Eagle Outfitters, Inc.	4,114	128,398
AnnTaylor Stores Corp.†	1,612	52,938
Chico’s FAS, Inc.†	4,305	89,070
Children’s Place Retail Stores, Inc.†	15,200	965,504
Claire’s Stores, Inc.	2,237	74,134
Foot Locker, Inc.	422	9,255
Limited Brands, Inc.	8,199	237,279
Men’s Wearhouse, Inc.	3,750	143,475
Nordstrom, Inc.	5,671	279,807
Ross Stores, Inc.	7,649	224,116
Tween Brands, Inc.†	19,800	790,614
Urban Outfitters, Inc.†	7,358	169,455
		3,311,243
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	5,594	198,923
AutoZone, Inc.†	1,216	140,521
O’Reilly Automotive, Inc.†	7,621	244,329
		583,773
Retail-Automobile — 0.1%
CarMax, Inc.†	2,530	135,684
Copart, Inc.†	1,701	51,030
Hertz Global Holdings, Inc.†	1,464	25,439
United Auto Group, Inc.	146	3,441
		215,594
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	15,883	605,142

Retail-Bookstore — 0.0%
Barnes & Noble, Inc.	287	11,397

Retail-Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	1,436	35,211
MSC Industrial Direct Co., Inc., Class A	909	35,587
		70,798
Retail-Computer Equipment — 0.4%
GameStop Corp.†	12,078	665,619

Retail-Consumer Electronics — 0.1%
Circuit City Stores, Inc.	3,894	73,908
RadioShack Corp.	2,485	41,698
		115,606
Retail-Discount — 0.7%
Dollar General Corp.	13,909	223,378
Dollar Tree Stores, Inc.†	269	8,097
Family Dollar Stores, Inc.	6,897	202,289
Fred’s, Inc.	5,600	67,424
TJX Cos., Inc.	24,207	690,384
		1,191,572
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	3,364	150,404

Retail-Jewelry — 0.3%
Tiffany & Co.	11,065	434,191

Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.†	9,711	305,314

Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	5,638	436,156

Retail-Office Supplies — 0.3%
Office Depot, Inc.†	6,915	263,946
Staples, Inc.	7,400	197,580
		461,526
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings, Inc.†	399	3,112

Retail-Pet Food & Supplies — 0.2%
PETsMART, Inc.	10,166	293,391

Retail-Regional Department Stores — 0.6%
Kohl’s Corp.†	14,200	971,706

Retail-Restaurants — 1.4%
Brinker International, Inc.†	3,057	92,199
Burger King Holdings, Inc.†	601	12,681
California Pizza Kitchen, Inc.†	20,400	679,524
Chipotle Mexican Grill, Inc., Class A†	2,400	135,446
Darden Restaurants, Inc.	3,562	143,085
OSI Restaurant Partners, Inc.	849	33,281
Panera Bread Co., Class A†	7,422	414,964
The Cheesecake Factory, Inc.†	4,551	111,955
Tim Hortons Inc.	9,699	280,883
Wendy’s International, Inc.	1,143	37,822
Yum! Brands, Inc.	6,536	384,317
		2,326,157
Retail-Sporting Goods — 0.7%
Dick’s Sporting Goods, Inc.†	24,377	1,194,229

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.	454	21,792

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.†	4,259	89,396

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	6,940	96,327
People’s Bank/ Bridgeport CT	1,402	62,557
		158,884
Schools — 0.4%
Apollo Group, Inc., Class A†	5,171	201,514
Career Education Corp.†	2,347	58,158
DeVry, Inc.	3,000	84,000
ITT Educational Services, Inc.†	3,151	209,132
Laureate Education, Inc.†	884	42,989
Universal Technical Institute, Inc.†	2,900	64,409
		660,202
Semiconductor Equipment — 0.9%
KLA-Tencor Corp.	5,575	277,356
Lam Research Corp.†	21,480	1,087,318
Novellus Systems, Inc.†	1,211	41,683
Teradyne, Inc.†	10,473	156,676
		1,563,033
Semiconductors Components-Intergrated Circuits — 1.5%
Analog Devices, Inc.	20,680	679,752
Cypress Semiconductor Corp.†	2,998	50,576
Integrated Device Technology, Inc.†	10,627	164,506
Linear Technology Corp.	21,597	654,821
Marvell Technology Group, Ltd.†	14,600	280,174

9

Maxim Integrated Products, Inc.	21,053	644,643
		2,474,472
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,554	66,278

Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc., Class B	1,728	25,747

Steel-Producer — 0.0%
Carpenter Technology Corp.	571	58,539

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	2,410	218,539

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	444	12,303
JDS Uniphase Corp.†	4,903	81,684
		93,987
Telecom Services — 1.0%
Amdocs, Ltd.†	33,700	1,305,875
NeuStar Inc., Class A†	5,799	188,120
Time Warner Telecom, Inc., Class A†	7,000	139,510
		1,633,505
Telecommunication Equipment — 0.2%
ADC Telecommunications, Inc.†	2,496	36,267
Avaya, Inc.†	866	12,107
Comverse Technology, Inc.†	3,903	82,392
Harris Corp.	3,227	147,990
		278,756
Telephone-Integrated — 0.2%
Citizens Communications Co.	3,210	46,128
Level 3 Communications, Inc.†	28,188	157,853
Telephone and Data Systems, Inc.	1,410	76,605
		280,586
Television — 0.1%
CTC Media, Inc.†	381	9,148
Univision Communications, Inc., Class A†	3,540	125,387
		134,535
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	148	11,079

Theater — 0.0%
Regal Entertainment Group, Class A	1,516	32,321

Therapeutics — 0.9%
Amylin Pharmaceuticals, Inc.†	20,265	730,959
AtheroGenics, Inc.†	5,900	58,469
CV Therapeutics, Inc.†	35,800	499,768
ImClone Systems, Inc.†	1,670	44,689
Neurocrine Biosciences, Inc.†	7,200	75,024
Theravance, Inc.†	3,300	101,937
		1,510,846
Tobacco — 0.1%
UST, Inc.	2,157	125,537

Tools-Hand Held — 0.1%
Black & Decker Corp.	1,679	134,270
Snap-on, Inc.	176	8,385
Stanley Works	1,367	68,746
		211,401
Transactional Software — 0.6%
VeriFone Holdings, Inc.†	26,224	928,330

Transport-Equipment & Leasng — 0.0%
GATX Corp.	569	24,655

Transport-Marine — 0.0%
Kirby Corp.†	1,267	43,243

Transport-Rail — 0.1%
CSX Corp.	5,208	179,311
Kansas City Southern†	655	18,982
		198,293
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	9,975	407,878
Expeditors International of Washington, Inc.	12,328	499,284
UTI Worldwide, Inc.	12,300	367,770
		1,274,932
Transport-Truck — 0.3%
Con-way, Inc.	1,153	50,778
J.B. Hunt Transport Services, Inc.	2,631	54,646
Landstar System, Inc.	8,917	340,451
Swift Transportation Co., Inc.†	593	15,578
		461,453
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	1,997	64,283

Water — 0.0%
Aqua America, Inc.	1,871	42,621

Water Treatment Systems — 0.0%
Nalco Holding Co.†	2,552	52,214

Web Hosting/Design — 0.6%
Equinix, Inc.†	12,700	960,374

Web Portals/ISP — 0.1%
SINA Corp.†	4,400	126,280

Wireless Equipment — 1.8%
American Tower Corp., Class A†	45,284	1,688,187
Crown Castle International Corp.†	21,812	704,528
SBA Communcations Corp.† Class A	17,976	494,340
		2,887,055
X-Ray Equipment — 0.9%
Hologic, Inc.†	30,376	1,436,177

Total Common Stock
(cost $134,702,301)		158,670,250

EXCHANGE TRADED FUNDS — 1.1%
Index Fund — 1.1%
iShares Russell Midcap Growth Index Fund
	8,100	835,515

10

Oil Service HOLDRs Trust 676002106
	7,200	1,005,552
Total Exchange Traded Funds
(cost $1,629,069)		1,841,067

Total Long-Term Investment Securities
(cost $136,331,370)		160,511,317

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Company — 0.0%
T. Rowe Price Reserve Investment Fund
	64,877	64,877

U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes
4.80% due 01/03/07	600,000	599,840

U.S. Government Treasuries — 0.0%
United States Treasury Bills
4.80% due 03/15/07(3)	60,000	59,428

Total Short-Term Investment Securities
(cost $724,133)		724,145

REPURCHASE AGREEMENTS — 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $180,073 and collateralized by $160,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $184,598	180,000	180,000
UBS Securities, LLC Joint Repurchase Agreement (1)	2,570,000	2,570,000

Total Repurchase Agreements
(cost $2,750,000)		2,750,000

TOTAL INVESTMENTS
(cost $139,805,503)(2)	99.5%	163,985,462
Other assets less liabilities	0.5	747,516
NET ASSETS	100.0%	$164,732,978

†              Non-income producing security

ADR       American Depository Receipt

(1)           See Note 2 for details of Joint Repurchase Agreement

(2)           See Note 4 for cost of investment on a tax basis.

(3)           The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts

See Notes to Portfolio of Investments

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2006	Unrealized Appreciation (Depreciation)
2 Long	S&P Midcap 400 Index	March 2007	$824,565	$811,300	$(13,265)

11

Seasons Series Trust
Mid Cap Value Portfolio

Portfolio of Investments — December 31, 2006
(unaudited)

	Shares/Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 96.5%

Advertising Agency — 0.9%
Interpublic Group of Cos., Inc.†	147,000	$1,799,280

Advertising Sales — 0.3%
Lamar Advertising Co., Class A†	8,847	578,505

Advertising Services — 0.8%
R.H. Donnelley Corp.	28,388	1,780,779

Aerospace/Defense — 0.4%
Armor Holdings, Inc.†	1,063	58,305
Rockwell Collins, Inc.	12,621	798,783
Spirit Aerosystems Holdings, Inc.†	525	17,150
		874,238
Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc.†	8,393	656,249
DRS Technologies, Inc.	946	49,835
Goodrich Corp.	290	13,209
		719,293
Agricultural Chemicals — 0.4%
Agrium, Inc.	18,200	573,118
Potash Corp. of Saskatchewan, Inc.	2,500	358,700
		931,818
Agricultural Operations — 0.4%
Monsanto Co.	14,600	766,938

Airlines — 0.2%
AMR Corp.†	1,697	51,300
Southwest Airlines Co.	11,731	179,719
UAL Corp.†	3,623	159,412
		390,431
Apparel Manufacturers — 0.3%
Hanesbrands, Inc.†	1,529	36,115
Jones Apparel Group, Inc.	3,905	130,544
Liz Claiborne, Inc.	3,627	157,630
VF Corp.	3,050	250,344
		574,633
Appliances — 0.1%
Whirlpool Corp.	2,533	210,290

Applications Software — 0.1%
Compuware Corp.†	13,333	111,064

Auction House/Art Dealer — 0.0%
Adesa, Inc.	3,157	87,607

Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	62,710	470,952

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	3,571	231,758

Auto/Truck Parts & Equipment-Original — 0.6%
Autoliv, Inc.	18,718	1,128,695
BorgWarner, Inc.	1,841	108,656
TRW Automotive Holdings Corp.†	1,480	38,288
		1,275,639
Banks-Commercial — 3.4%
Associated Banc-Corp.	4,582	159,820
BancorpSouth, Inc.	2,784	74,667
Bank of Hawaii Corp.	606	32,694
BOK Financial Corp.	741	40,740
City National Corp.	8,728	621,434
Colonial BancGroup, Inc.	5,361	137,992
Commerce Bancshares, Inc.	10,110	489,425
Compass Bancshares, Inc.	4,483	267,411
Cullen/Frost Bankers, Inc.	1,146	63,970
East West Bancorp, Inc.	161	5,703
First Citizens BancShares, Inc. Class A	204	41,339
First Horizon National Corp.	12,675	529,561
Fulton Financial Corp.	6,051	101,052
M&T Bank Corp.	8,306	1,014,661
Marshall & Ilsley Corp.	8,795	423,127
Mercantile Bankshares Corp.	4,277	200,121
Popular, Inc.	9,665	173,487
Regions Financial Corp.	9,581	358,329
Sky Financial Group, Inc.	3,525	100,603
South Financial Group, Inc.	2,645	70,330
Synovus Financial Corp.	5,231	161,272
TCF Financial Corp.	2,873	78,778
TD Banknorth, Inc.	3,509	113,270
UnionBanCal Corp.	1,859	113,864
Valley National Bancorp.	4,065	107,763
Webster Financial Corp.	9,447	460,258
Whitney Holding Corp.	2,303	75,124
Zions Bancorp.	15,546	1,281,612
		7,298,407
Banks-Fiduciary — 0.4%
Northern Trust Corp.	13,797	837,340
Wilmington Trust Corp.	2,374	100,112
		937,452
Banks-Super Regional — 1.3%
Comerica, Inc.	5,640	330,955
Huntington Bancshares, Inc.	8,509	202,089
KeyCorp.	58,985	2,243,199
		2,776,243
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.†	382	27,118

Beverages-Non-alcoholic — 0.6%
Coca-Cola Enterprises, Inc.	43,607	890,455
Pepsi Bottling Group, Inc.	8,276	255,811
PepsiAmericas, Inc.	2,119	44,457
		1,190,723
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	5,666	164,427

Brewery — 0.1%
Molson Coors Brewing Co., Class B	1,696	129,642

Broadcast Services/Program — 1.2%
Clear Channel Communications, Inc.	44,000	1,563,760
Discovery Holding Co., Class A	7,006	112,727
Liberty Global, Inc., Class A†	10,189	297,009
Liberty Media Holding Corp.- Capital, Series A	4,882	478,338
		2,451,834
Building & Construction Products-Misc. — 0.1%
Masco Corp.	5,443	162,583
USG Corp.†	1,459	79,953
		242,536
Building Products-Air & Heating — 0.2%
American Standard Cos., Inc.	9,173	420,582

1

Lennox International, Inc.	2,047	62,659
		483,241
Building-Residential/Commerical — 0.9%
Beazer Homes USA, Inc.	680	31,967
Centex Corp.	2,298	129,308
D.R. Horton, Inc.	5,019	132,953
KB Home Corp.	1,381	70,818
Lennar Corp., Class A	22,905	1,201,596
M.D.C Holdings, Inc.	654	37,311
Pulte Homes, Inc.	3,725	123,372
Ryland Group, Inc.	988	53,964
Standard-Pacific Corp.	1,396	37,399
Toll Brothers, Inc.†	3,629	116,963
		1,935,651
Cable TV — 0.2%
Cablevision Systems Corp., Class A	3,751	106,828
Charter Communications, Inc., Class A†	107,000	327,420
		434,248
Casino Hotels — 0.6%
Boyd Gaming Corp.	8,300	376,073
Harrah’s Entertainment, Inc.	10,300	852,016
		1,228,089
Cellular Telecom — 0.0%
Leap Wireless International, Inc.†	912	54,237
US Cellular Corp.†	223	15,518
		69,755
Chemicals-Diversified — 0.5%
Celanese Corp.	8,292	214,597
FMC Corp.	1,366	104,567
Huntsman Corp.†	891	16,902
Lyondell Chemical Co.	7,531	192,568
PPG Industries, Inc.	5,020	322,334
Rohm & Haas Co.	4,749	242,769
Westlake Chemical Corp.	460	14,435
		1,108,172
Chemicals-Specialty — 2.2%
Albemarle Corp.	4,079	292,872
Ashland, Inc.	1,976	136,700
Cabot Corp.	1,267	55,203
Chemtura Corp.	89,845	865,207
Cytec Industries, Inc.	1,445	81,657
Eastman Chemical Co.	24,835	1,472,964
International Flavors & Fragrances, Inc.	990	48,668
Lubrizol Corp.	2,376	119,109
Mosaic Co.†	65,918	1,408,009
Sigma-Aldrich Corp.	1,330	103,368
		4,583,757
Coatings/Paint — 0.1%
RPM International, Inc.	4,163	86,965
Sherwin-Williams Co.	1,542	98,040
Valspar Corp.	3,548	98,067
		283,072
Commercial Services — 0.1%
Convergys Corp.†	4,617	109,792
Quanta Services, Inc.†	2,022	39,773
ServiceMaster Co.	7,125	93,409
		242,974
Commercial Services-Finance — 0.0%
Equifax, Inc.	454	18,432

Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	1,908	93,187
Ceridian Corp.†	494	13,822
Computer Sciences Corp.†	5,966	318,405
Electronic Data Systems Corp.	7,912	217,976
Unisys Corp.†	12,078	94,691
		738,081
Computers-Integrated Systems — 0.1%
Diebold, Inc.	453	21,110
NCR Corp.†	4,996	213,629
Riverbed Technology, Inc.	115	3,576
		238,315
Computers-Memory Devices — 0.6%
Seagate Technology	44,073	1,167,935

Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	848	62,074

Consulting Services — 0.3%
BearingPoint, Inc.†	84,564	665,519
Hewitt Associates, Inc., Class A	1,634	42,075
		707,594
Consumer Products-Misc. — 1.3%
American Greetings Corp., Class A	29,600	706,552
Clorox Co.	18,760	1,203,454
Fortune Brands, Inc.	3,347	285,800
Jarden Corp.†	830	28,876
Scotts Miracle-Gro Co., Class A†	396	20,453
Tupperware Brands Corp.	23,500	531,335
		2,776,470
Containers-Metal/Glass — 0.7%
Ball Corp.	34,600	1,508,560

Containers-Paper/Plastic — 0.9%
Bemis Co., Inc.	3,636	123,551
Packaging Corp. of America	26,848	593,341
Pactiv Corp.†	28,200	1,006,458
Sealed Air Corp.†	1,675	108,741
Sonoco Products Co.	3,437	130,812
		1,962,903
Cosmetics & Toiletries — 0.0%
Alberto-Culver Co.	2,133	45,753
Bare Escentuals, Inc.†	200	6,224
		51,977
Data Processing/Management — 0.1%
Fair Isaac Corp.	381	15,488
Fidelity National Information Services, Inc.	5,846	234,366
		249,854

2

Distribution/Wholesale — 1.2%
Genuine Parts Co.	31,198	1,479,721
Ingram Micro, Inc., Class A†	4,892	99,846
Tech Data Corp.†	1,954	73,998
W.W. Grainger, Inc.	11,735	820,746
		2,474,311
Diversified Manufactured Operations — 1.2%
Brink’s Co.	368	23,523
Carlisle Cos., Inc.	4,736	371,776
Cooper Industries, Ltd.	9,992	903,577
Crane Co.	1,859	68,114
Dover Corp.	727	35,637
Eaton Corp.	5,217	392,005
ITT Industries, Inc.	2,133	121,197
Leggett & Platt, Inc.	2,882	68,880
Parker Hannifin Corp.	2,391	183,820
Pentair, Inc.	2,233	70,116
SPX Corp.	2,074	126,846
Teleflex, Inc.	1,409	90,965
Textron, Inc.	292	27,381
Trinity Industries, Inc.	156	5,491
		2,489,328
Diversified Operations — 0.1%
Leucadia National Corp.	5,668	159,838

E-Commerce/Services — 0.2%
Expedia, Inc.	6,874	144,217
IAC/InterActive Corp.	3,733	138,718
Liberty Media Holding Corp., Series A	5,705	123,057
		405,992
Electric-Integrated — 11.3%
Alliant Energy Corp.	4,078	154,026
Ameren Corp.	31,034	1,667,457
American Electric Power Co., Inc.	13,686	582,750
CenterPoint Energy, Inc.	10,811	179,246
CMS Energy Corp.†	100,653	1,680,905
Consolidated Edison, Inc.	8,538	410,422
Constellation Energy Group, Inc.	5,428	373,826
DPL, Inc.	49,358	1,371,165
DTE Energy Co.	6,170	298,690
Edison International	43,717	1,988,249
Energy East Corp.	5,122	127,026
Entergy Corp.	32,726	3,021,264
FirstEnergy Corp.	8,377	505,133
Great Plains Energy, Inc.	2,780	88,404
Hawaiian Electric Industries, Inc.	2,849	77,350
MDU Resources Group, Inc.	6,252	160,301
NiSource, Inc.	66,969	1,613,953
Northeast Utilities	70,597	1,988,012
NSTAR	3,704	127,270
OGE Energy Corp.	3,152	126,080
Pepco Holdings, Inc.	6,604	171,770
PG&E Corp.	48,624	2,301,374
Pinnacle West Capital Corp.	3,441	174,424
PPL Corp.	53,779	1,927,439
Progress Energy, Inc.	8,785	431,168
Puget Energy, Inc.	26,550	673,308
SCANA Corp.	4,007	162,764
Sierra Pacific Resources†	11,013	185,349
TECO Energy, Inc.	7,252	124,952
Wisconsin Energy Corp.	16,777	796,237
WPS Resources Corp.	1,511	81,639
Xcel Energy, Inc.	14,084	324,777
		23,896,730
Electronic Components-Misc. — 0.1%
AVX Corp.	945	13,977
Gentex Corp.	496	7,718
Sanmina-SCI Corp.†	10,858	37,460
Solectron Corp.†	17,259	55,574
Vishay Intertechnology, Inc.†	4,699	63,624
		178,353
Electronic Components-Semiconductors — 0.4%
Cree, Inc.†	393	6,807
Fairchild Semiconductor International, Inc.†	2,007	33,738
International Rectifier Corp.†	1,093	42,113
Intersil Corp., Class A	2,814	67,311
LSI Logic Corp.†	3,773	33,957
Micron Technology, Inc.†	13,701	191,266
National Semiconductor Corp.	18,862	428,167
Rambus, Inc.†	311	5,887
Spansion, Inc.	1,229	18,263
		827,509
Electronic Connectors — 0.6%
Amphenol Corp., Class A	20,868	1,295,485

Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†	71,835	1,286,565
Synopsys, Inc.†	4,565	122,022
		1,408,587
Electronic Measurement Instruments — 0.0%
Tektronix, Inc.	812	23,686

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	3,650	115,158
Avnet, Inc.†	15,891	405,697
		520,855
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	3,931	321,477

Engineering/R&D Services — 0.1%
KBR, Inc.†	532	14,037
Shaw Group, Inc.†	2,818	94,403
URS Corp.†	1,702	72,930
		181,370
Engines-Internal Combustion — 0.3%
Cummins, Inc.	5,335	630,490

Enterprise Software/Service — 0.6%
CA, Inc.	13,364	302,694
Novell, Inc.†	11,929	73,960
Sybase, Inc.†	38,700	955,890
		1,332,544
Entertainment Software — 0.6%
Activision, Inc.†	79,172	1,364,925

3

Filtration/Separation Products — 0.1%
Pall Corp.	3,563	123,102

Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	3,471	87,365

Finance-Commercial — 0.8%
CapitalSource, Inc.†	1,110	30,314
CIT Group, Inc.	28,592	1,594,576
		1,624,890
Finance-Consumer Loans — 0.0%
Nelnet, Inc., Class A†	87	2,380
Student Loan Corp.	136	28,193
		30,573
Finance-Investment Banker/Broker — 1.0%
AG Edwards, Inc.	2,657	168,162
Bear Stearns Cos., Inc.	7,753	1,262,034
E*TRADE Financial Corp.†	9,077	203,506
Jefferies Group, Inc.	4,115	110,364
Lazard, Ltd.	5,500	260,370
Raymond James Financial, Inc.	3,159	95,749
		2,100,185
Finance-Mortgage Loan/Banker — 0.0%
IndyMac Bancorp, Inc.	1,798	81,198

Finance-Other Services — 0.1%
Nymex Holdings, Inc.	130	16,247
NYSE Group, Inc.†	2,665	259,038
		275,285
Financial Guarantee Insurance — 1.9%
Ambac Financial Group, Inc.	23,668	2,108,109
MBIA, Inc.	4,681	341,994
MGIC Investment Corp.	8,882	555,480
PMI Group, Inc.	18,329	864,579
Radian Group, Inc.	4,163	224,546
		4,094,708
Food-Canned — 0.0%
Del Monte Foods Co.	7,022	77,453

Food-Confectionery — 0.1%
Hershey Co.	725	36,105
J. M. Smucker Co.	2,030	98,394
		134,499
Food-Dairy Products — 0.1%
Dean Foods Co.†	4,724	199,731

Food-Meat Products — 0.4%
Hormel Foods Corp.	2,578	96,263
Smithfield Foods, Inc.†	27,367	702,237
Tyson Foods, Inc., Class A	7,716	126,928
		925,428
Food-Misc. — 0.6%
Campbell Soup Co.	3,337	129,776
ConAgra Foods, Inc.	18,048	487,296
Corn Products International, Inc.	2,595	89,631
H.J. Heinz Co.	5,029	226,355
McCormick & Co., Inc.	949	36,594
Sara Lee Corp.	12,523	213,267
		1,182,919
Food-Retail — 1.6%
Kroger Co.	57,082	1,316,882
Safeway, Inc.	60,525	2,091,744
		3,408,626
Food-Wholesale/Distribution — 0.7%
SUPERVALU, Inc.	42,730	1,527,597

Forestry — 0.1%
Plum Creek Timber Co., Inc.	6,407	255,319

Funeral Services & Related Items — 0.1%
Service Corp. International	10,321	105,790

Gas-Distribution — 1.1%
AGL Resources, Inc.	15,020	584,428
Atmos Energy Corp.	3,055	97,485
Energen Corp.	2,558	120,073
KeySpan Corp.	6,069	249,921
ONEOK, Inc.	4,073	175,628
Sempra Energy	8,998	504,248
Southern Union Co.	3,480	97,266
Southwest Gas Corp.	8,800	337,656
UGI Corp.	3,679	100,363
Vectren Corp.	2,679	75,762
		2,342,830
Home Decoration Products — 0.9%
Newell Rubbermaid, Inc.	66,766	1,932,876

Hospital Beds/Equipment — 0.0%
Hillenbrand Industries, Inc.	1,248	71,049

Hotel/Motel — 0.0%
Starwood Hotels & Resorts Worldwide, Inc.(1)	1,274	79,625

Human Resources — 0.0%
Manpower, Inc.	426	31,920

Identification Systems — 0.0%
Symbol Technologies, Inc.	1,706	25,488

Independent Power Producers — 0.3%
Mirant Corp.†	10,432	329,338
NRG Energy, Inc.†	3,336	186,849
Reliant Energy, Inc.†	10,659	151,465
		667,652
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	9,475	665,903
Airgas, Inc.	13,545	548,843
		1,214,746
Instruments-Controls — 0.2%
Thermo Fisher Scientific, Inc.†	7,508	340,037

Instruments-Scientific — 0.3%
Applera Corp.	1,226	44,982
PerkinElmer, Inc.	24,792	551,126
		596,108
Insurance Brokers — 0.3%
AON Corp.	11,072	391,284
Arthur J. Gallagher & Co.	2,383	70,418

4

Erie Indemnity Co.	1,719	99,668
		561,370
Insurance-Life/Health — 1.7%
CIGNA Corp.	3,854	507,071
Conseco, Inc.†	45,070	900,498
Genworth Financial, Inc., Class A	17,600	602,096
Lincoln National Corp.	8,952	594,413
Nationwide Financial Services, Inc., Class A	1,713	92,844
Protective Life Corp.	2,430	115,425
Reinsurance Group of America, Inc.	987	54,976
StanCorp Financial Group, Inc.	1,915	86,271
Torchmark Corp.	7,075	451,102
UnumProvident Corp.	11,900	247,282
		3,651,978
Insurance-Multi-line — 1.6%
ACE, Ltd.	10,500	635,985
American Financial Group, Inc.	2,976	106,868
American National Insurance	482	55,001
Assurant, Inc.	12,433	686,923
Cincinnati Financial Corp.	5,410	245,127
CNA Financial Corp.†	761	30,684
Hanover Insurance Group, Inc.	1,100	53,680
HCC Insurance Holdings, Inc.	1,806	57,955
Old Republic International Corp.	7,983	185,844
Unitrin, Inc.	1,670	83,684
XL Capital, Ltd., Class A	17,300	1,245,946
		3,387,697
Insurance-Property/Casualty — 0.7%
Alleghany Corp.	165	59,994
Fidelity National Title Group, Inc., Class A	7,424	177,285
First American Corp.	2,978	121,145
Markel Corp.†	275	132,028
Mercury General Corp.	900	47,457
Philadelphia Consolidated Holding Corp.†	327	14,571
SAFECO Corp.	14,643	915,920
W.R. Berkley Corp.	2,591	89,415
Wesco Financial Corp.	48	22,080
		1,579,895
Insurance-Reinsurance — 1.9%
Everest Re Group, Ltd.	15,561	1,526,690
PartnerRe, Ltd.	30,342	2,155,192
RenaissanceRe Holdings, Ltd.	6,348	380,880
Transatlantic Holdings, Inc.	581	36,080
		4,098,842
Internet Infrastructure Software — 0.1%
Openwave Systems, Inc.†	15,100	139,373

Internet Security — 0.7%
McAfee, Inc.†	48,906	1,387,952
VeriSign, Inc.†	516	12,410
		1,400,362
Investment Companies — 0.4%
Allied Capital Corp.	4,848	158,433
American Capital Strategies, Ltd.	14,102	652,358
		810,791
Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	7,460	406,570
Eaton Vance Corp.	9,333	308,083
Janus Capital Group, Inc.	3,688	79,624
Legg Mason, Inc.	1,945	184,872
		979,149
Leisure Products — 0.0%
Brunswick Corp.	2,686	85,683

Machine Tools & Related Products — 0.0%
Kennametal, Inc.	1,385	81,507

Machinery-Construction & Mining — 0.1%
Terex Corp.†	1,840	118,827

Machinery-Farming — 0.0%
AGCO Corp.†	2,958	91,521

Machinery-Pumps — 0.0%
Flowserve Corp.†	1,677	84,638

Medical Information Systems — 0.5%
IMS Health, Inc.	34,411	945,614

Medical Instruments — 0.0%
Beckman Coulter, Inc.	174	10,405

Medical Products — 0.0%
Cooper Cos., Inc.	753	33,509

Medical-Biomedical/Gene — 0.8%
Charles River Laboratories International, Inc.†	17,046	737,240
Invitrogen Corp.†	1,192	67,455
MedImmune, Inc.†	23,543	762,087
Millennium Pharmaceuticals, Inc.†	4,939	53,835
		1,620,617
Medical-Drugs — 0.7%
King Pharmaceuticals, Inc.†	94,723	1,507,990

Medical-Generic Drugs — 0.7%
Mylan Laboratories, Inc.	72,500	1,447,100
Watson Pharmaceuticals, Inc.†	3,562	92,719
		1,539,819
Medical-HMO — 1.0%
Aetna, Inc.	15,800	682,244
Coventry Health Care, Inc.†	11,623	581,731
Health Net, Inc.†	15,706	764,254
		2,028,229
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	1,302	47,549
Health Management Assoc., Inc., Class A	6,231	131,536
LifePoint Hospitals, Inc.†	1,265	42,630
Tenet Healthcare Corp.†	5,099	35,540
Triad Hospitals, Inc.†	2,544	106,416
Universal Health Services, Inc., Class B	1,241	68,789
		432,460

5

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	5,385	242,110

Metal Processors & Fabrication — 1.0%
Commercial Metals Co.	39,353	1,015,307
Timken Co.	35,220	1,027,720
		2,043,027
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	3,019	168,249

Motion Pictures & Services — 0.0%
Dreamworks Animation SKG, Inc., Class A†	510	15,040

Music — 0.0%
Warner Music Group Corp.†	1,447	33,209

Networking Products — 0.1%
Juniper Networks, Inc.†	9,086	172,089

Non-Hazardous Waste Disposal — 1.3%
Allied Waste Industries, Inc.†	170,598	2,096,649
Republic Services, Inc.	14,694	597,605
		2,694,254
Office Automation & Equipment — 0.3%
Pitney Bowes, Inc.	3,192	147,439
Xerox Corp.†	31,912	540,908
		688,347
Office Furnishings-Original — 0.0%
Steelcase, Inc. Class A	585	10,624

Oil & Gas Drilling — 0.6%
GlobalSantaFe Corp.	21,200	1,246,136
Pride International, Inc.†	1,028	30,850
Rowan Cos., Inc.	258	8,566
		1,285,552
Oil Companies-Exploration & Production — 3.9%
Cabot Oil & Gas Corp.	1,709	103,651
Chesapeake Energy Corp.	14,412	418,669
Cimarex Energy Co.	2,877	105,010
EOG Resources, Inc.	47,291	2,953,323
Forest Oil Corp.†	1,942	63,465
Murphy Oil Corp.	6,486	329,813
Newfield Exploration Co.†	4,465	205,167
Noble Energy, Inc.	6,149	301,731
Pioneer Natural Resources Co.	4,490	178,208
Pogo Producing Co.	2,024	98,042
Range Resources Corp.	76,960	2,113,322
Ultra Petroleum Corp.†	27,537	1,314,892
		8,185,293
Oil Companies-Integrated — 0.2%
Hess Corp.	8,406	416,685

Oil Field Machinery & Equipment — 0.0%
National-Oilwell Varco, Inc.†	392	23,983

Oil Refining & Marketing — 0.2%
Frontier Oil Corp.	1,777	51,071
Sunoco, Inc.	2,295	143,116
Tesoro Petroleum Corp.	2,382	156,664
		350,851
Oil-Field Services — 0.9%
BJ Services Co.	17,609	516,296
Halliburton Co.	36,300	1,127,115
SEACOR Holdings, Inc.†	798	79,114
Tidewater, Inc.	860	41,589
W-H Energy Services, Inc.†	4,800	233,712
		1,997,826
Optical Supplies — 0.4%
Bausch & Lomb, Inc.	16,374	852,430

Paper & Related Products — 1.6%
Bowater, Inc.	35,700	803,250
Louisiana-Pacific Corp.	3,731	80,329
MeadWestvaco Corp.	70,652	2,123,799
Rayonier, Inc.	2,428	99,669
Smurfit-Stone Container Corp.†	8,870	93,667
Temple-Inland, Inc.	3,835	176,525
		3,377,239
Pharmacy Services — 0.0%
Omnicare, Inc.	2,180	84,213

Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	9,983	257,561

Pipelines — 1.1%
Dynegy, Inc., Class A†	14,817	107,275
El Paso Corp.	1,534	23,439
Equitable Resources, Inc.	541	22,587
National Fuel Gas Co.	2,923	112,652
Questar Corp.	331	27,490
Williams Cos., Inc.	73,751	1,926,376
		2,219,819
Power Converter/Supply Equipment — 0.6%
American Power Conversion Corp.	3,666	112,143
Hubbell, Inc., Class B	25,632	1,158,823
		1,270,966
Printing-Commercial — 0.9%
R. R. Donnelley & Sons Co.	51,113	1,816,556

Private Corrections — 0.0%
Corrections Corp. of America†	694	31,390

Publishing-Newspapers — 0.6%
Dow Jones & Co., Inc.	5,530	210,140
Gannett Co., Inc.	8,263	499,581
McClatchy Co., Class A	1,744	75,515
New York Times Co., Class A	4,601	112,080
Tribune Co.	6,328	194,776
Washington Post Co., Class B	155	115,568
		1,207,660
Racetrack — 0.0%
International Speedway Corp., Class A	1,248	63,698

Real Estate Investment Trusts — 6.8%
AMB Property Corp.	3,054	178,995
Annaly Mortgage Management, Inc.	6,930	96,396
Apartment Investment & Management Co., Class A	21,475	1,203,029

6

Archstone-Smith Trust	7,425	432,209
AvalonBay Communities, Inc.	2,584	336,049
Boston Properties, Inc.	3,965	443,604
Brandywine Realty Trust	21,194	704,700
BRE Properties, Inc., Class A	1,784	115,996
Camden Property Trust	1,956	144,451
CBL & Associates Properties, Inc.	2,244	97,277
Colonial Properties Trust	1,605	75,242
Developers Diversified Realty Corp.	14,325	901,759
Douglas Emmett, Inc.†	2,096	55,679
Duke Realty Corp.	4,683	191,535
Equity Office Properties Trust	28,386	1,367,354
Equity Residential	20,505	1,040,629
Essex Property Trust, Inc.	427	55,190
Federal Realty Investment Trust	896	76,160
General Growth Properties, Inc.	2,887	150,788
Health Care Property Investors, Inc.	4,751	174,932
Health Care REIT, Inc.	2,171	93,396
Home Properties, Inc.	7,131	422,654
Hospitality Properties Trust	2,995	142,352
Host Marriott Corp.	50,176	1,231,821
HRPT Properties Trust	7,342	90,674
iStar Financial, Inc.	16,798	803,280
Kimco Realty Corp.	7,606	341,890
Liberty Property Trust	17,513	860,589
Mack-Cali Realty Corp.	12,665	645,915
New Century Financial Corp	1,616	51,049
New Plan Excel Realty Trust	3,644	100,137
ProLogis	8,510	517,153
Public Storage, Inc.	1,585	154,538
Reckson Associates Realty Corp.	2,888	131,693
Regency Centers Corp.	2,381	186,123
Taubman Centers, Inc.	828	42,112
Thornburg Mtg., Inc.	3,897	97,932
Ventas, Inc.	1,422	60,179
Vornado Realty Trust	4,546	552,339
Weingarten Realty Investors, Inc.	2,112	97,384
		14,465,184
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	2,297	58,413

Retail-Apparel/Shoe — 0.6%
AnnTaylor Stores Corp.†	185	6,075
Foot Locker, Inc.	43,893	962,574
Ross Stores, Inc.	11,086	324,820
		1,293,469
Retail-Automobile — 0.1%
AutoNation, Inc.†	5,467	116,556
Hertz Global Holdings, Inc.	958	16,647
United Auto Group, Inc.	1,651	38,914
		172,117
Retail-Bookstore — 0.0%
Barnes & Noble, Inc.	1,360	54,006

Retail-Consumer Electronics — 0.0%
Circuit City Stores, Inc.	531	10,079
RadioShack Corp.	1,085	18,206
		28,285
Retail-Discount — 0.1%
BJ’s Wholesale Club, Inc.†	2,384	74,166
Dollar General Corp.	718	11,531
Dollar Tree Stores, Inc.†	3,287	98,939
Family Dollar Stores, Inc.	2,538	74,440
		259,076
Retail-Drug Store — 0.1%
Rite Aid Corp.†	18,529	100,798

Retail-Jewelry — 0.0%
Tiffany & Co.	1,888	74,085

Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.†	10,969	344,865

Retail-Major Department Stores — 1.0%
J.C. Penney Co., Inc.	25,062	1,938,796
Saks, Inc.	4,763	84,877
		2,023,673
Retail-Office Supplies — 0.7%
OfficeMax, Inc.	30,570	1,517,800

Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings, Inc.	2,133	16,637

Retail-Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	2,209	77,249
Federated Department Stores, Inc.	14,476	551,970
		629,219
Retail-Restaurants — 0.9%
Brinker International, Inc.†	29,500	889,720
OSI Restaurant Partners, Inc.	24,447	958,322
Wendy’s International, Inc.	2,418	80,012
		1,928,054
Savings & Loans/Thrifts — 0.7%
Astoria Financial Corp.	3,183	95,999
Capitol Federal Financial	747	28,700
Hudson City Bancorp, Inc.	57,443	797,309
New York Community Bancorp, Inc.	10,225	164,623
Sovereign Bancorp, Inc.	13,621	345,837
Washington Federal, Inc.	3,072	72,284
		1,504,752
School — 0.0%
Laureate Education, Inc.†	233	11,331

Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	1,479	73,580
Novellus Systems, Inc.†	2,698	92,865
Teradyne, Inc.†	1,542	23,069
Tessera Technologies, Inc.†	14,617	589,650
		779,164
Semiconductors Components-Integrated Circuits — 0.1%
Atmel Corp.†	14,983	90,647
Cypress Semiconductor Corp.†	508	8,570
Integrated Device Technology, Inc.†	3,957	61,254
		160,471

7

Steel-Producers — 0.2%
Carpenter Technology Corp.	56	5,741
Reliance Steel & Aluminum Co.	2,304	90,732
Steel Dynamics, Inc.	3,394	110,135
United States Steel Corp.	4,272	312,454
		519,062
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.	2,297	63,650
JDS Uniphase Corp.	46,262	770,725
		834,375
Telecom Services — 1.1%
Embarq Corp.	38,808	2,039,748
NTL, Inc.	10,103	255,000
		2,294,748
Telecommunication Equipment — 1.7%
ADC Telecommunications, Inc.†	59,949	871,059
Avaya, Inc.†	115,094	1,609,014
Comverse Technology, Inc.†	1,345	28,393
Tellabs, Inc.†	112,567	1,154,937
		3,663,403
Telephone-Integrated — 1.7%
CenturyTel, Inc.	19,930	870,144
Citizens Communications Co.	6,676	95,934
Level 3 Communications, Inc.†	39,200	219,520
Qwest Communications International, Inc.†	274,915	2,301,039
Telephone and Data Systems, Inc.	1,768	96,055
		3,582,692
Television — 0.1%
CTC Media, Inc.	336	8,067
Hearst-Argyle Television, Inc.	904	23,052
Univision Communications, Inc., Class A†	2,385	84,477
		115,596
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,630	122,022

Tobacco — 0.2%
Loews Corp. - Carolina Group	3,241	209,758
UST, Inc.	2,491	144,976
		354,734
Tools-Hand Held — 0.5%
Black & Decker Corp.	209	16,714
Snap-on, Inc.	22,481	1,070,995
Stanley Works	828	41,640
		1,129,349
Toys — 0.2%
Hasbro, Inc.	5,974	162,791
Mattel, Inc.	13,524	306,454
		469,245
Transport-Equipment & Leasng — 0.0%
GATX Corp.	724	31,371

Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	1,558	69,082
Overseas Shipholding Group, Inc.	1,055	59,396
		128,478
Transport-Rail — 0.7%
CSX Corp.	7,872	271,033
Kansas City Southern†	1,631	47,266
Norfolk Southern Corp.	22,351	1,124,032
		1,442,331
Transport-Services — 0.1%
Laidlaw International, Inc.	2,847	86,634
Ryder System, Inc.	2,119	108,196
		194,830
Transport-Truck — 0.2%
Swift Transportation Co., Inc.†	9,419	247,437
YRC Worldwide, Inc.†	2,012	75,913
		323,350
Travel Service — 1.0%
Sabre Holdings Corp., Class A	68,810	2,194,351

Water — 0.0%
Aqua America, Inc.	1,755	39,979

Wireless Equipment — 0.0%
Crown Castle International Corp.†	803	25,937

Total Common Stock
(cost $167,701,735)		204,507,439

EXCHANGE TRADED FUNDS — 1.4%
Index Fund- Mid Cap— 1.4%
iShares Russell Midcap Value Index Fund (cost $2,999,286)	20,900	3,065,821

Total Long-Term Investment Securities
(cost $170,701,021)		207,573,260

SHORT-TERM INVESTMENT SECURITIES — 2.0%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes 4.80% due 01/03/07	600,000	599,840

U.S. Government Treasuries — 0.0%
United States Treasury Bills 4.80% due 03/15/07(2)	55,000	54,476

REPURCHASE AGREEMENTS — 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $2,070,690 and collateralized by $2,185,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 5.55%, due 07/10/28 and having an approximate value of $2,113,627.	2,070,000	2,070,000

Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $202,082 and collateralized by $202,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $207,672.	202,000	202,000

Agreement with State Street Bank & Trust Co., bearing interest at 4.35%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $1,400,677 and collateralized by $1,240,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $1,430,633.	1,400,000	1,400,000

Total Repurchase Agreements
(cost $3,672,000)		3,672,000

Total Short-Term Investment Securities
(cost $4,326,305)		4,326,316

TOTAL INVESTMENTS
(cost $175,027,326) (3)	99.9%	211,899,576
Other assets less liabilities	0.1	137,324
NET ASSETS	100.0%	$212,036,900

†	Non-income producing security

8

(1)	Consists of more than one class of securities traded together as a unit.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis
ADR	American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2006	Unrealized (Depreciation)
2 Long	S&P Mid Cap 400 Index	March 2007	$824,565	$811,300	$(13,265)

See Notes to Portfolio of Investments

9

Seasons Series Trust
Small Cap Portfolio

Portfolio of Investments — December 31, 2006
(unaudited)

	Shares/Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 92.0%
Advanced Materials — 0.6%
Ceradyne, Inc.†	19,410	$1,096,665
Hexcel Corp.†	4,521	78,711
		1,175,376
Advertising Services — 0.4%
inVentiv Health, Inc.†	1,490	52,672
Marchex, Inc., Class B†	1,098	14,691
R.H. Donnelley Corp.	11,700	733,941
		801,304
Aerospace/Defense — 0.3%
Esterline Technologies Corp.†	1,274	51,253
Herley Industries, Inc.†	706	11,430
MTC Technologies, Inc.†	455	10,715
Spirit Aerosystems Holdings, Inc.†	9,700	324,659
Teledyne Technologies, Inc.†	1,675	67,218
TransDigm Group, Inc.	615	16,304
United Industrial Corp.	426	21,619
		503,198
Aerospace/Defense-Equipment — 2.0%
AAR Corp.†	1,832	53,476
ARGON ST, Inc.†	530	11,416
BE Aerospace, Inc.†	3,853	98,945
Curtiss-Wright Corp.	2,127	78,869
DRS Technologies, Inc.	16,280	857,631
GenCorp, Inc.†	2,775	38,906
HEICO Corp.	1,034	40,150
Heico Corp.	21,400	697,212
Innovative Solutions and Support, Inc.†	601	10,235
K&F Industries Holdings, Inc.	914	20,757
Kaman Corp., Class A	1,253	28,055
LMI Aerospace, Inc.†	66,600	1,030,968
Moog, Inc., Class A†	1,796	68,589
Orbital Sciences Corp.†	41,362	762,715
Sequa Corp., Class A†	339	39,005
Triumph Group, Inc.†	791	41,472
		3,878,401
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,707	69,407
UAP Holding Corp.	2,492	62,749
		132,156
Agricultural Operations — 0.1%
Alico, Inc.†	173	8,759
Andersons, Inc.	729	30,902
Delta & Pine Land Co.	1,725	69,776
Maui Land & Pineapple Co., Inc.†	138	4,681
Tejon Ranch Co.†	521	29,093
		143,211
Airlines — 0.7%
AirTran Holdings, Inc.†	60,541	710,751
Alaska Air Group, Inc.†	1,993	78,724
ExpressJet Holdings, Inc.†	2,348	19,019
Frontier Airlines Holdings, Inc.	2,066	15,288
JetBlue Airways Corp.†	8,528	121,098
Mesa Air Group, Inc.†	1,832	15,700
Republic Airways Holdings, Inc.†	1,553	26,059
Skywest, Inc.	12,872	328,365
		1,315,004
Alternative Waste Technology — 0.0%
Calgon Carbon Corp.	1,825	11,315
Darling International, Inc.†	3,908	21,533
Rentech, Inc.	7,339	27,668
Synagro Technologies, Inc.	3,498	15,461
		75,977
Apparel Manufacturers — 0.3%
Carter’s, Inc.†	2,373	60,512
Columbia Sportswear Co.†	656	36,539
Guess ?, Inc.†	1,023	64,889
Gymboree Corp.†	1,615	61,628
Hartmarx Corp.†	1,442	10,181
Kellwood Co.	1,265	41,138
Maidenform Brands, Inc.†	804	14,568
Oxford Industries, Inc.	753	37,386
Phillips-Van Heusen Corp.	2,693	135,108
Quiksilver, Inc.†	6,120	96,390
True Religion Apparel, Inc.†	583	8,926
Volcom, Inc.†	633	18,718
		585,983
Applications Software — 0.4%
Actuate Corp.†	3,145	18,681
American Reprographics Co.†	1,334	44,435
EPIQ Systems, Inc.†	24,577	417,072
Keane, Inc.†	2,053	24,451
MapInfo Corp.†	1,203	15,699
Nuance Communications, Inc.	6,132	70,273
PDF Solutions, Inc.†	1,161	16,776
Progress Software Corp.†	2,035	56,838
Quest Software, Inc.†	3,385	49,590
VA Software Corp.	3,466	17,434
Verint Systems, Inc.†	620	21,254
		752,503
Athletic Equipment — 0.0%
Nautilus, Inc.	1,710	23,940
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A	1,330	40,884
Auction House/Art Dealer — 0.1%
Sotheby’s Holdings, Inc., Class A	3,107	96,379
Audio/Video Products — 0.0%
DTS, Inc.†	839	20,295
Tivo, Inc.†	4,196	21,484
Universal Electronics, Inc.†	762	16,017
		57,796
Auto Repair Centers — 0.0%
Midas, Inc.†	755	17,365
Monro Muffler Brake, Inc.†	554	19,445
		36,810
Auto-Heavy Duty Trucks — 0.1%
A.S.V., Inc.†	936	15,229
Navistar International Corp.†	3,089	103,265
		118,494
Auto-Truck Trailers — 0.0%
Wabash National Corp.	1,668	25,187
Auto/Truck Parts & Equipment-Original — 0.9%
Accuride Corp.†	1,016	11,440

1

American Axle & Manufacturing Holdings, Inc.	2,598	49,336
ArvinMeritor, Inc.	3,466	63,185
Fuel Systems Solutions, Inc.	495	10,930
Keystone Automotive Industries, Inc.†	23,231	789,622
Lear Corp.	3,252	96,032
Miller Industries, Inc.	479	11,496
Modine Manufacturing Co.	1,734	43,402
Noble International, Ltd.	523	10,486
Superior Industries International, Inc.	22,550	434,539
Tenneco, Inc.†	2,253	55,694
Titan International, Inc.	728	14,669
Visteon Corp.†	6,376	54,068
		1,644,899
Auto/Truck Parts & Equipment-Replacement — 0.0%
Aftermarket Technology Corp.†	1,180	25,110
Commercial Vehicle Group, Inc.†	1,137	24,787
		49,897
Banks-Commercial — 8.6%
1st Source Corp.	598	19,214
Alabama National Bancorp	765	52,578
AMCORE Financial, Inc.	1,105	36,100
AmericanWest Bancorp†	509	12,328
Ameris Bancorp	620	17,472
Arrow Financial Corp.	598	14,812
Bancfirst Corp.	343	18,522
Bancorp, Inc.†	470	13,912
BancTrust Financial Group, Inc.	19,028	485,595
Bank Mutual Corp.	3,014	36,500
Bank of Granite Corp.	805	15,271
Bank of the Ozarks, Inc.	557	18,414
BankFinancial Corp.	1,170	20,838
Banner Corp.	582	25,806
Cadence Financial Corp.	599	12,980
Camden National Corp.	328	15,127
Capital City Bank Group, Inc.	703	24,816
Capital Corp. of the West	15,170	486,805
Capitol Bancorp, Ltd.	698	32,248
Cardinal Financial Corp.†	1,091	11,183
Cascade Bancorp	1,401	43,473
Cascade Financial Corp.	25,160	429,481
Cass Information Systems, Inc.	285	10,311
Cathay General Bancorp	2,554	88,139
Centennial Bank Holdings, Inc.†	2,775	26,252
Center Financial Corp.	11,475	275,056
Centerstate Banks of Florida, Inc.	441	9,217
Central Pacific Financial Corp.	18,006	697,913
Chemical Financial Corp.	1,144	38,095
Chittenden Corp.	2,262	69,421
Citizens Banking Corp.	2,111	55,942
City Bank	9,462	338,740
City Holding Co.	897	36,678
City National Corp.	5,100	363,120
Coastal Financial Corp.	763	12,780
CoBiz, Inc.	715	15,759
Columbia Bancorp.	446	11,797
Columbia Banking System, Inc.	763	26,797
Community Bancorp Nevada†	437	13,193
Community Bank Systems, Inc.	1,502	34,546
Community Banks, Inc.	1,216	33,756
Community Trust Bancorp, Inc.	789	32,767
Corus Bankshares, Inc.	1,928	44,479
Cullen/Frost Bankers, Inc.	10,400	580,528
CVB Financial Corp.	3,105	44,898
Dearborn Bancorp, Inc.†	28,805	547,295
East West Bancorp, Inc.	41,200	1,459,304
Enterprise Financial Services Corp.†	514	16,746
F.N.B. Corp.	2,821	51,540
Farmers Capital Bank Corp.	396	13,515
First Bancorp	675	14,742
First BanCorp.	3,523	33,574
First Busey Corp.	813	18,740
First Charter Corp.	1,626	40,000
First Commonwealth Financial Corp.	3,479	46,723
First Community Bancorp	1,126	58,856
First Community Bancshares, Inc.	478	18,910
First Financial Bancorp	1,586	26,343
First Financial Bankshares, Inc.	978	40,939
First Financial Corp.	641	22,723
First Indiana Corp.	619	15,698
First Merchants Corp.	875	23,791
First Midwest Bancorp, Inc.	2,449	94,727
First Regional Bancorp†	463	15,784
First Republic Bank	1,250	48,850
First Security Group, Inc.	30,140	347,514
First South Bancorp, Inc.	470	14,988
First State Bancorp.	5,007	123,923
FirstMerit Corp.	3,937	95,039
FNB Corp.	318	13,213
Fremont General Corp.	3,295	53,412
Frontier Financial Corp.	1,964	57,408
GB&T Bancshares, Inc.	730	16,184
Glacier Bancorp, Inc.	2,463	60,196
Great Southern Bancorp, Inc.	511	15,080
Greater Bay Bancorp	2,440	64,245
Greene County Bancshares, Inc.	423	16,806
Hancock Holding Co.	1,300	68,692
Hanmi Financial Corp.	2,081	46,885
Harleysville National Corp.	1,518	29,313
Heartland Financial USA, Inc.	702	20,253
Heritage Commerce Corp.†	638	16,996
Home Bancshares, Inc.	570	13,703
IBERIABANK Corp.	7,660	452,323
Independent Bank Corp.	1,937	56,720
Integra Bank Corp.	831	22,869
Interchange Financial Services Corp.	880	20,231
International Bancshares Corp.	2,250	69,548
Intervest Bancshares Corp.	222	7,639
Irwin Financial Corp.	941	21,295
Lakeland Bancorp, Inc.	1,052	15,675
Lakeland Financial Corp.	595	15,190
Macatawa Bank Corp.	703	14,946
MainSource Financial Group, Inc.	920	15,585
MB Financial, Inc.	1,380	51,902
MBT Financial Corp.	673	10,310
Mercantile Bank Corp.	394	14,854

2

MetroCorp Bancshares, Inc.	305	6,417
Mid-State Bancshares	1,115	40,575
Midwest Banc Holdings, Inc.	24,524	582,445
Nara BanCorp., Inc.	1,010	21,129
National Penn Bancshares, Inc.	2,401	48,620
NBT Bancorp, Inc.	1,758	44,847
Northern Empire Bancshares†	512	15,125
Old National Bancorp	3,270	61,868
Old Second Bancorp, Inc.	717	21,008
Omega Financial Corp.	570	18,194
Oriental Financial Group, Inc.	942	12,199
PAB Bankshares, Inc.	6,180	132,067
Pacific Capital Bancorp	2,354	79,047
Park National Corp.	582	57,618
Peoples Bancorp, Inc.	517	15,355
Pinnacle Financial Partners, Inc.†	730	24,221
Placer Sierra Bancshares	661	15,712
Preferred Bank Los Angeles California	249	14,962
Premierwest Bancorp	649	10,358
PrivateBancorp, Inc.	883	36,759
Prosperity Bancshares, Inc.	1,278	44,104
Provident Bankshares Corp.	1,586	56,462
R-G Financial Corp., Class B	1,268	9,700
Renasant Corp.	732	22,421
Republic Bancorp, Inc.	3,752	50,502
Republic Bancorp, Inc., Class A	392	9,835
Royal Bancshares of Pennsylvania, Inc., Class A	226	5,939
S&T Bancorp, Inc.	1,304	45,210
S.Y. Bancorp, Inc.	595	16,660
Sandy Spring Bancorp, Inc.	791	30,200
Santander Bancorp	166	2,963
SCBT Financial Corp.	421	17,568
Seacoast Banking Corp. of Florida	675	16,740
Security Bank Corp.	781	17,822
Shore Bancshares, Inc.	377	11,370
Sierra Bancorp	274	8,039
Signature Bank†	20,886	647,048
Simmons First National Corp., Class A	686	21,643
Smithtown Bancorp, Inc.	354	9,600
Southside Bancshares, Inc.	576	14,820
Southwest Bancorp, Inc.	689	19,196
State National Bancshares, Inc.	503	19,360
Sterling Bancorp	906	17,848
Sterling Bancshares, Inc.	3,508	45,674
Sterling Financial Corp.	1,337	31,647
Suffolk Bancorp	493	18,798
Sun Bancorp, Inc.†	661	13,927
Superior Bancorp.	1,453	16,477
Susquehanna Bancshares, Inc.	2,491	66,958
SVB Financial Group†	18,174	847,272
Taylor Capital Group, Inc.	296	10,837
Texas Capital Bancshares, Inc.†	1,243	24,711
Texas United Bancshares, Inc.	503	17,273
Tompkins Trustco, Inc.	4,292	195,071
TriCo Bancshares	733	19,945
TrustCo Bank Corp. NY	3,785	42,089
Trustmark Corp.	2,414	78,962
U.S.B. Holding Co., Inc.	667	16,075
UAP Holding Corp.	29,404	865,360
UCBH Holdings, Inc.	69,039	1,212,325
UMB Financial Corp.	1,538	56,152
Union Bankshares Corp.	724	22,147
United Bankshares, Inc.	1,770	68,411
United Community Banks, Inc.	1,688	54,556
United Security Bancshares	464	11,182
Univest Corp. of Pennsylvania	554	16,886
Vineyard National Bancorp	40,613	934,911
Virginia Commerce Bancorp, Inc.†	758	15,069
Virginia Financial Group, Inc.	531	14,863
W Holding Co., Inc.	5,588	33,305
Washington Trust Bancorp, Inc.	564	15,730
WesBanco, Inc.	1,111	37,252
West Bancorp., Inc.	856	15,220
West Coast Bancorp.	742	25,703
Westamerica Bancorp.	1,530	77,464
Western Alliance Bancorp.	700	24,339
Wilshire Bancorp, Inc.	662	12,558
Wintrust Financial Corp.	1,252	60,121
Yardville National Bancorp	432	16,295
		16,584,537
Banks-Fiduciary — 0.2%
Boston Private Financial Holdings, Inc.	1,777	50,129
Investors Financial Services Corp.	7,800	332,826
		382,955
Batteries/Battery Systems — 0.1%
China BAK Battery, Inc.	1,367	8,913
Energy Conversion Devices, Inc.†	1,900	64,562
EnerSys†	2,411	38,576
Greatbatch, Inc.	1,049	28,239
Medis Technologies, Ltd.†	1,151	20,062
		160,352
Beverages-Non-alcoholic — 0.0%
Coca-Cola Bottling Co.	230	15,739
Jones Soda Co.	1,147	14,108
National Beverage Corp.†	316	4,433
		34,280
Brewery — 0.0%
Boston Beer Co., Inc., Class A†	457	16,443
Broadcast Services/Program — 0.1%
Acacia Research - Acacia Technologies	1,363	18,237
CKX, Inc.	2,574	30,193
Crown Media Holdings, Inc., Class A†	588	2,134
Fisher Communications, Inc.†	370	16,358
Gray Television, Inc.	1,932	14,162
World Wrestling Entertainment, Inc.	1,028	16,756
		97,840
Building & Construction Products-Misc. — 0.7%
Builders FirstSource, Inc.	679	12,107
Drew Industries, Inc.†	888	23,097
ElkCorp	1,064	43,720
Interline Brands, Inc.†	1,374	30,874
NCI Building Systems, Inc.†	1,006	52,060
Patrick Industries, Inc.	19,200	237,120
Simpson Manufacturing Co., Inc.	29,539	934,909

3

Trex Co., Inc.†	672	15,382
		1,349,269
Building & Construction-Misc. — 0.1%
Dycom Industries, Inc.†	2,064	43,592
Insituform Technologies, Inc., Class A†	1,375	35,557
Layne Christensen Co.†	573	18,812
		97,961
Building Products-Air & Heating — 0.2%
Aaon, Inc.†	425	11,169
Comfort Systems USA, Inc.†	1,840	23,258
Goodman Global, Inc.	14,753	253,751
		288,178
Building Products-Cement — 0.1%
Texas Industries, Inc.	1,171	75,213
US Concrete, Inc.	1,528	10,880
		86,093
Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	1,327	25,624
PGT, Inc.	414	5,237
		30,861
Building Products-Light Fixtures — 0.1%
Genlyte Group, Inc.†	1,190	92,951
LSI Industries, Inc.	1,025	20,346
		113,297
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	869	40,513
Building-Heavy Construction — 0.4%
Granite Construction, Inc.	1,728	86,953
Infrasource Services, Inc.†	1,280	27,866
Perini Corp.†	15,824	487,063
Sterling Construction Co., Inc.	436	9,487
Washington Group International, Inc.†	1,450	86,695
		698,064
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	2,217	50,348
Healthcare Services Group	1,368	39,617
Home Solutions of America, Inc.	2,529	14,820
Integrated Electrical Services, Inc.	691	12,293
Rollins, Inc.	1,326	29,318
		146,396
Building-MobileHome/Manufactured Housing — 0.2%
Cavco Industries, Inc.	291	10,197
Champion Enterprises, Inc.†	3,903	36,532
Fleetwood Enterprises, Inc.†	2,865	22,662
MonaCo. Coach Corp.	1,431	20,263
Palm Harbor Homes, Inc.†	422	5,917
Skyline Corp.	286	11,503
Williams Scotsman International, Inc.†	15,315	300,480
Winnebago Industries, Inc.	1,618	53,248
		460,802
Building-Residential/Commerical — 0.3%
Amrep Corp.	92	11,270
Brookfield Homes Corp.	590	22,154
Hovnanian Enterprises, Inc., Class A†	2,513	85,191
Levitt Corp., Class A	750	9,180
M/I Homes, Inc.	647	24,709
Meritage Home Corp.	1,128	53,828
Orleans Homebuilders, Inc.	179	3,365
Technical Olympic USA, Inc.	903	9,184
WCI Communities, Inc.†	16,191	310,543
		529,424
Cable TV — 0.1%
Charter Communications, Inc., Class A†	18,646	57,057
LodgeNet Entertainment Corp.†	796	19,924
Mediacom Communications Corp., Class A†	3,010	24,200
Outdoor Channel Holdings, Inc.†	578	7,416
		108,597
Capacitors — 0.0%
KEMET Corp.†	4,421	32,273
Casino Hotels — 0.2%
Ameristar Casinos, Inc.	1,308	40,208
Aztar Corp.†	1,794	97,629
Boyd Gaming Corp.	2,900	131,399
Monarch Casino & Resort, Inc.†	473	11,295
MTR Gaming Group, Inc.†	1,025	12,526
Riviera Holdings Corp.†	499	12,056
Trump Entertainment Resorts, Inc.	1,616	29,476
		334,589
Casino Services — 1.0%
Bally Technologies, Inc.	2,625	49,035
Progressive Gaming International Corp.	1,865	16,915
Scientific Games Corp., Class A†	32,500	982,475
Shuffle Master, Inc.†	33,654	881,735
		1,930,160
Cellular Telecom — 0.1%
Centennial Communications Corp.†	1,095	7,873
Dobson Communications Corp., Class A†	7,307	63,644
iPCS, Inc.†(5)	851	47,111
Syniverse Holdings, Inc.†	1,132	16,969
		135,597
Chemicals-Diversified — 0.1%
Georgia Gulf Corp.	1,628	31,437
Innophos Holdings, Inc.	396	5,786
Innospec, Inc.	588	27,371
Olin Corp.	3,533	58,365
Pioneer Cos, Inc.†	639	18,314
Rockwood Holdings, Inc.	1,740	43,952
		185,225
Chemicals-Fibers — 0.0%
Zoltek Cos., Inc.†	765	15,048
Chemicals-Other — 0.0%
American Vanguard Corp.	1,010	16,059
Chemicals-Plastics — 0.1%
A. Schulman, Inc.	1,198	26,656
PolyOne Corp.†	4,572	34,290

4

Spartech Corp.	1,646	43,158
		104,104
Chemicals-Specialty — 0.4%
Arch Chemicals, Inc.	1,189	39,606
Balchem Corp.	646	16,589
Ferro Corp.	2,190	45,311
H.B. Fuller Co.	2,857	73,768
Hercules, Inc.†	5,615	108,426
MacDermid, Inc.	1,406	47,945
Minerals Technologies, Inc.	985	57,908
NewMarket Corp.†	853	50,370
NL Industries, Inc.	287	2,967
OM Group, Inc.†	1,424	64,479
Omnova Solutions, Inc.	2,087	9,558
Sensient Technologies Corp.	2,305	56,703
Stepan Co.	314	9,944
Symyx Technologies†	1,675	36,163
Terra Industries, Inc.†	4,809	57,612
Tronox, Inc., Class B	1,976	31,201
WR Grace & Co.†	3,381	66,944
		775,494
Circuit Boards — 0.0%
Multi-Fineline Electronix, Inc.†	382	7,751
Park Electrochemical Corp.	1,031	26,445
TTM Technologies, Inc.†	1,988	22,524
		56,720
Coal — 0.0%
Alpha Natural Resources, Inc.†	2,671	38,008
International Coal Group, Inc.	5,384	29,343
James River Coal Co.†	767	7,118
Westmoreland Coal Co.	299	5,881
		80,350
Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	95	3,093
Coffee — 0.0%
Farmer Brothers Co.	311	6,640
Green Mountain Coffee Roasters, Inc.†	241	11,865
Peet’s Coffee & Tea, Inc.†	660	17,318
		35,823
Collectibles — 0.0%
RC2 Corp.†	1,060	46,640
The Topps Co., Inc.	1,880	16,732
		63,372
Commerce — 0.0%
Agile Software Corp.†	2,675	16,451
Ariba, Inc.†	3,953	30,596
i2 Technologies, Inc.	794	18,119
webMethods, Inc.†	2,526	18,592
		83,758
Commercial Services — 1.8%
AerCap Holdings NV†	41,900	971,242
Alliance Data Systems Corp.†	4,800	299,856
Arbitron, Inc.	1,467	63,726
Central Parking Corp.	511	9,198
Coinmach Service Corp., Class A	1,492	17,755
CoStar Group, Inc.†	833	44,615
DynCorp International, Inc., Class A	1,357	21,536
Exlservice Holdings, Inc.	285	6,076
First Advantage Corp., Class A†	320	7,347
ICT Group, Inc.	306	9,666
Live Nation, Inc.	3,106	69,574
Medifast, Inc.	720	9,058
PeopleSupport, Inc.†	1,113	23,429
PHH Corp.†	2,686	77,545
Pre-Paid Legal Services, Inc.	474	18,548
Source Interlink Cos., Inc.†	57,442	468,727
Standard Parking Corp.	225	8,642
StarTek, Inc.	525	7,108
Steiner Leisure, Ltd.	12,550	571,025
Team, Inc.	277	9,648
TeleTech Holdings, Inc.†	1,687	40,286
The Providence Service Corp.†	26,682	670,519
Vertrue, Inc.†	320	12,291
		3,437,417
Commercial Services-Finance — 1.0%
Advance America Cash Advance Centers, Inc.	3,392	49,693
Bankrate, Inc.†	470	17,836
CBIZ, Inc.	2,550	17,773
Clayton Holdings, Inc.	391	7,316
Coinstar, Inc.†	1,319	40,322
Deluxe Corp.	2,520	63,504
Dollar Financial Corp.†	660	18,388
Euronet Worldwide, Inc.†	1,747	51,868
Global Cash Access, Inc.	1,583	25,692
Heartland Payment Systems, Inc.	31,494	889,705
Interactive Data Corp.	1,784	42,887
Jackson Hewitt Tax Service, Inc.	1,613	54,794
MedQuist, Inc.	25,870	351,832
Morningstar, Inc.†	736	33,157
Net 1 UEPS Technologies, Inc.	2,485	73,456
QC Holdings, Inc.†	206	3,288
Rewards Network, Inc.	1,664	11,565
TNS, Inc.†	1,139	21,926
Wright Express Corp.†	1,993	62,122
		1,837,124
Communications Software — 0.1%
Avid Technology, Inc.†	2,137	79,624
Digi International, Inc.†	1,194	16,465
DivX, Inc.	451	10,581
InPhonic, Inc.†	1,168	12,953
Inter-Tel, Inc.	1,129	25,019
Smith Micro Software, Inc.†	1,293	18,348
Ulticom, Inc.†	488	4,680
Witness Systems, Inc.†	1,760	30,853
		198,523
Computer Aided Design — 0.2%
Ansys, Inc.†	6,497	282,555
Aspen Technology, Inc.†	2,525	27,825
Parametric Technology Corp.†	5,500	99,110
		409,490

5

Computer Graphics — 0.0%
Trident Microsystems, Inc.†	2,819	51,249
Computer Services — 0.7%
BISYS Group, Inc.†	5,867	75,743
CACI International, Inc., Class A†	1,521	85,937
CIBER, Inc.†	2,592	17,574
COMSYS IT Partners, Inc.†	738	14,915
Covansys Corp.†	1,600	36,720
iGate Corp.†	1,045	7,190
IHS, Inc.†	1,153	45,520
Kanbay International, Inc.†	1,621	46,636
Manhattan Associates, Inc.†	1,365	41,059
Ness Technologies, Inc.†	1,294	18,452
Perot Systems Corp., Class A†	50,103	821,188
SI International, Inc.†	702	22,759
SRA International, Inc.†	1,887	50,458
Sykes Enterprises, Inc.†	1,560	27,518
Syntel, Inc.	416	11,149
Tyler Technologies, Inc.†	1,860	26,152
		1,348,970
Computer Software — 0.0%
Blackbaud, Inc.	2,159	56,134
Omniture, Inc.	625	8,800
		64,934
Computers — 0.1%
Gateway, Inc.†	13,573	27,282
Palm, Inc.	4,492	63,292
Rackable Systems, Inc.	1,346	41,686
		132,260
Computers-Integrated Systems — 0.3%
3D Systems Corp.†	685	10,933
Agilysys, Inc.	1,411	23,620
Brocade Communications Systems, Inc.†	13,316	109,324
Echelon Corp.†	1,374	10,992
Integral Systems, Inc	541	12,535
Jack Henry & Assoc., Inc.	3,972	85,001
Kronos, Inc.†	1,582	58,123
Maxwell Technologies, Inc.	640	8,928
McDATA Corp., Class A†	8,247	45,771
Mercury Computer Systems, Inc.†	1,203	16,072
MICROS Systems, Inc.†	1,928	101,606
MTS Systems Corp.	944	36,457
NetScout Systems, Inc.†	1,278	10,607
Radiant Systems, Inc.†	1,281	13,374
Radisys Corp.†	974	16,236
Stratasys, Inc.†	561	17,621
		577,200
Computers-Memory Devices — 0.1%
Hutchinson Technology, Inc.†	1,348	31,772
Imation Corp.	1,758	81,624
Komag, Inc.†	1,513	57,312
Quantum Corp.†	9,375	21,750
Silicon Storage Technology, Inc.†	4,227	19,064
		211,522
Computers-Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	2,825	75,088
Mobility Electronics, Inc.†	1,131	3,789
Rimage Corp.†	9,000	234,000
Sigma Designs, Inc.	1,196	30,438
Synaptics, Inc.†	1,279	37,974
		381,289
Computers-Voice Recognition — 0.0%
Intervoice, Inc.†	1,741	13,336
Talx Corp.	1,657	45,485
		58,821
Consulting Services — 2.2%
BearingPoint, Inc.†	9,050	71,224
Clark, Inc.	805	13,387
CRA International, Inc.†	598	31,335
Diamond Management & Technology Consultants, Inc.	1,556	19,357
First Consulting Group, Inc.	979	13,471
Forrester Research, Inc.†	765	20,739
FTI Consulting, Inc.†	17,287	482,134
Gartner, Inc., Class A†	2,821	55,828
Huron Consulting Group, Inc.†	879	39,854
ICF International, Inc.†	16,500	239,580
LECG Corp.†	1,301	24,042
MAXIMUS, Inc.	1,115	34,320
Navigant Consulting, Inc.†	65,495	1,294,181
The Advisory Board Co.†	21,228	1,136,547
Watson Wyatt Worldwide, Inc., Class A	18,796	848,639
		4,324,638
Consumer Products-Misc. — 0.5%
American Greetings Corp., Class A	2,616	62,444
Blyth, Inc.	1,356	28,137
Central Garden & Pet Co.†	1,064	51,519
CSS Industries, Inc.	310	10,965
Fossil, Inc.†	2,190	49,450
Playtex Products, Inc.†	2,751	39,587
Russ Berrie and Co., Inc.	596	9,208
Spectrum Brands, Inc.	1,801	19,631
The Yankee Candle Co., Inc.	1,980	67,874
Tupperware Brands Corp	25,154	568,732
WD-40 Co.	896	31,244
		938,791
Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	802	94,957
Silgan Holdings, Inc.	1,169	51,342
		146,299
Containers-Paper/Plastic — 0.0%
AEP Industries, Inc.	289	15,406
Chesapeake Corp.	1,083	18,433
Graphic Packaging Corp.†	3,303	14,302
		48,141
Cosmetics & Toiletries — 0.5%
Chattem, Inc.†	861	43,119
Elizabeth Arden, Inc.†	1,378	26,251
Inter Parfums, Inc.	176	3,377
Parlux Fragrances, Inc.	454	2,529
Physicians Formula Holdings, Inc.†	45,571	851,774

6

Revlon, Inc., Class A†	7,138	9,137
		936,187
Data Processing/Management — 0.1%
Commvault Systems, Inc.	633	12,570
CSG Systems International, Inc.†	2,332	62,334
eFunds Corp.†	2,286	62,865
FalconStor Software, Inc.†	2,048	17,715
Infocrossing, Inc.†	779	12,698
infoUSA, Inc.	1,750	20,843
Pegasystems, Inc.†	670	6,613
Schawk, Inc.	846	16,531
		212,169
Decision Support Software — 0.0%
QAD, Inc.	712	5,974
SPSS, Inc.†	925	27,815
Wind River Systems, Inc.†	3,898	39,954
		73,743
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	2,850	39,815
Sirona Dental Systems, Inc.	906	34,890
		74,705
Diagnostic Equipment — 0.4%
Adeza Biomedical Corp.†	679	10,124
Hansen Medical, Inc.	309	3,683
Home Diagnostics, Inc.†	69,000	731,400
Immucor, Inc.†	3,390	99,090
Neurometrix, Inc.†	567	8,454
		852,751
Diagnostic Kits — 0.1%
Biosite, Inc.†	816	39,862
Inverness Medical Innovations, Inc.†	1,609	62,268
Meridian Bioscience, Inc.	1,011	24,800
OraSure Technologies, Inc.†	2,188	18,073
Quidel Corp.	1,392	18,959
		163,962
Dialysis Centers — 0.2%
Dialysis Corp Of America†	24,300	308,853
Direct Marketing — 0.1%
Advo, Inc.	1,600	52,160
Catalina Marketing Corp.	2,269	62,398
FTD Group, Inc.†	588	10,519
Gaiam, Inc.	736	10,068
Sitel Corp.	2,822	11,909
ValueVision Media, Inc., Class A†	1,463	19,224
		166,278
Disposable Medical Products — 0.1%
Arrow International, Inc.	1,129	39,944
ICU Medical, Inc.†	732	29,778
Medical Action Industries, Inc.	520	16,765
Merit Medical Systems, Inc.†	1,280	20,275
Volcano Corp.	310	5,081
		111,843
Distribution/Wholesale — 0.5%
Beacon Roofing Supply, Inc.†	2,237	42,100
BlueLinx Holdings, Inc.	653	6,791
Brightpoint, Inc.†	2,549	34,284
Building Materials Holding Corp.	1,451	35,825
Central European Distribution Corp.†	1,557	46,243
Core-Mark Holding Co., Inc.	484	16,190
Directed Electronics, Inc.	610	6,984
Houston Wire & Cable Co.	434	9,071
LKQ Corp.†	2,234	51,360
MWI Veterinary Supply, Inc.	257	8,301
NuCo2, Inc.†	718	17,656
Owens & Minor, Inc.	1,971	61,633
Scansource, Inc.†	1,327	40,341
United Stationers, Inc.†	11,524	538,056
Valley National Gases, Inc.	92	2,433
Watsco, Inc.	1,422	67,061
		984,329
Diversified Manufactured Operations — 0.8%
A.O. Smith Corp.	1,017	38,198
Actuant Corp., Class A†	1,325	63,136
Acuity Brands, Inc.	2,169	112,875
Ameron International Corp.	452	34,519
Barnes Group, Inc.	1,959	42,608
Blount International, Inc.†	2,040	27,458
Crane Co.	21,800	798,752
EnPro Industries, Inc.†	1,065	35,369
ESCO Technologies, Inc.†	1,272	57,800
Federal Signal Corp.	2,399	38,480
GenTek, Inc.	551	19,059
Griffon Corp.†	1,492	38,046
Jacuzzi Brands, Inc.†	3,933	48,887
Koppers Holdings, Inc.	495	12,905
Lancaster Colony Corp.	1,207	53,482
Matthews International Corp., Class A	1,579	62,134
Raven Industries, Inc.	832	22,298
Standex International Corp.	591	17,807
Tredegar Corp.	1,748	39,522
		1,563,335
Diversified Minerals — 0.0%
AMCOL International Corp.	1,152	31,956
Diversified Operations — 0.0%
Resource America, Inc., Class A	755	19,932
Diversified Operations/Commerical Services — 0.1%
Chemed Corp.	1,321	48,851
Compass Diversified Trust	596	10,221
Viad Corp.	1,050	42,630
Volt Information Sciences, Inc.†	368	18,477
		120,179
Drug Delivery Systems — 0.3%
Alkermes, Inc.†	4,749	63,494
Bentley Pharmaceuticals, Inc.†	28,673	291,605
Conor Medsystems, Inc.†	1,492	46,744
Depomed, Inc.	1,919	6,621
Emisphere Technologies, Inc.	1,080	5,713
I-Flow Corp.†	1,143	17,088
Nastech Pharmaceutical Co., Inc.†	1,044	15,796
Noven Pharmaceuticals, Inc.†	1,247	31,736

7

Penwest Pharmaceuticals Co.†	1,065	17,700
		496,497
E-Commerce/Products — 0.3%
1-800-FLOWERS.COM, Inc., Class A†	1,565	9,640
Blue Nile, Inc.†	636	23,462
drugstore.com, Inc.†	4,488	16,426
Overstock.com, Inc.†	550	8,690
Shutterfly, Inc.†	37,129	534,678
Stamps.com, Inc.†	905	14,254
		607,150
E-Commerce/Services — 0.0%
Move, Inc.†	4,834	26,635
Priceline.com, Inc.†	1,193	52,027
		78,662
E-Marketing/Info — 0.2%
24/7 Real Media, Inc.	2,612	23,638
aQuantive, Inc.†	3,720	91,735
Digital River, Inc.†	1,948	108,679
Digitas, Inc.†	4,548	60,989
Liquidity Services, Inc.	346	5,955
Netratings, Inc.†	604	10,576
ValueClick, Inc.†	4,744	112,101
		413,673
E-Services/Consulting — 0.1%
Access Integrated Technologies, Inc., Class A	489	4,264
Digital Insight Corp.†	1,567	60,314
GSI Commerce, Inc.†	2,028	38,025
Perficient, Inc.	989	16,229
RightNow Technologies, Inc.†	675	11,624
Sapient Corp.†	4,344	23,849
Websense, Inc.†	2,139	48,833
WebSideStory, Inc.†	789	9,989
		213,127
Educational Software — 0.0%
Blackboard, Inc.†	1,392	41,816
INVESTools, Inc.	2,150	29,648
Renaissance Learning, Inc.	373	6,613
		78,077
Electric Products-Misc. — 0.0%
GrafTech International, Ltd.†	5,092	35,237
Lamson & Sessions Co.	629	15,259
Littelfuse, Inc.†	1,114	35,514
		86,010
Electric-Integrated — 0.7%
Allete, Inc.	1,241	57,756
Aquila, Inc.†	18,200	85,540
Avista Corp.	2,546	64,439
Black Hills Corp.	1,644	60,729
CH Energy Group, Inc.	809	42,715
Cleco Corp.	2,747	69,307
Duquesne Light Holdings, Inc.	4,444	88,214
El Paso Electric Co.†	2,396	58,391
Empire District Electric Co.	1,370	33,825
IDACORP, Inc.	2,081	80,431
MGE Energy, Inc.	5,045	184,546
Northwestern Corp.	1,779	62,941
Osiris Therapeutics, Inc.	132	3,342
Otter Tail Corp.	1,496	46,615
Pike Electric Corp.	707	11,545
PNM Resources, Inc.	3,757	116,843
Portland General Electric Co.	1,364	37,169
UIL Holdings Corp.	1,227	51,767
Unisource Energy Corp.	1,714	62,613
Westar Energy, Inc.	4,296	111,524
		1,330,252
Electric-Transmission — 0.0%
ITC Holdings Corp.	930	37,107
Electronic Components-Misc. — 0.3%
Bel Fuse, Inc., Class B	5,984	208,183
Benchmark Electronics, Inc.†	3,243	79,000
CTS Corp.	1,714	26,910
Cubic Corp.	664	14,409
Daktronics, Inc.	1,917	70,642
Methode Electronics, Inc.	1,765	19,115
OSI Systems, Inc.†	825	17,267
Plexus Corp.†	2,267	54,136
Rogers Corp.†	863	51,046
Technitrol, Inc.	2,015	48,138
		588,846
Electronic Components-Semiconductors — 1.0%
Actel Corp.†	1,211	21,992
Advanced Analogic Technologies, Inc.	1,789	9,643
AMIS Holdings, Inc.†	2,027	21,425
Amkor Technology, Inc.†	5,064	47,298
Applied Micro Circuits Corp.†	14,828	52,788
Bookham, Inc.	3,671	14,941
Conexant Systems, Inc.†	24,168	49,303
Diodes, Inc.†	938	33,280
DSP Group, Inc.†	1,534	33,288
Emcore Corp.†	1,857	10,269
Ikanos Communications, Inc.	1,058	9,194
IXYS Corp.†	1,221	10,867
Kopin Corp.†	3,108	11,095
Lattice Semiconductor Corp.†	5,685	36,839
Microsemi Corp.†	24,542	482,250
Microtune, Inc.†	2,358	11,083
Mindspeed Technologies, Inc.	5,411	10,335
MIPS Technologies, Inc.†	2,314	19,206
Monolithic Power Systems, Inc.†	992	11,021
MoSys, Inc.	1,024	9,472
Netlogic Microsystems, Inc.†	738	16,007
OmniVision Technologies, Inc.†	49,112	670,379
ON Semiconductor Corp.†	7,618	57,668
PLX Technology, Inc.†	1,342	17,500
PortalPlayer, Inc.†	1,345	18,090
Semtech Corp.†	3,667	47,928
Silicon Image, Inc.†	4,069	51,758
SiRF Technology Holdings, Inc.†	2,502	63,851
Skyworks Solutions, Inc.†(1)	7,975	56,463
Staktek Holdings, Inc.	452	2,328
Supertex, Inc.†	574	22,529

8

Transmeta Corp. - Delaware	8,902	9,881
TranSwitch Corp.†	6,417	8,984
Virage Logic Corp.†	995	9,243
Volterra Semiconductor Corp.†	1,051	15,765
Zoran Corp.†	2,436	35,517
		2,009,480
Electronic Design Automation — 0.1%
Ansoft Corp.†	881	24,492
Comtech Group, Inc.	665	12,097
Magma Design Automation, Inc.†	1,725	15,404
Mentor Graphics Corp.†	3,911	70,515
		122,508
Electronic Forms — 0.0%
Convera Corp., Class A	1,233	5,659
Electronic Measurement Instruments — 0.5%
Analogic Corp.	689	38,681
Badger Meter, Inc.	735	20,360
Eagle Test Systems, Inc.	523	7,625
FLIR Systems, Inc.†	3,198	101,792
Itron, Inc.†	1,248	64,696
Measurement Specialties, Inc.†	770	16,663
Molecular Devices Corp.†	901	18,984
RAE Systems, Inc.	2,396	7,667
Tektronix, Inc.	23,500	685,495
Zygo Corp.†	815	13,407
		975,370
Electronic Security Devices — 0.0%
American Science and Engineering, Inc.†	473	28,148
LoJack Corp.†	893	15,253
Taser International, Inc.†	2,930	22,297
		65,698
Electronics-Military — 0.0%
EDO Corp.	783	18,588
Energy-Alternate Sources — 0.2%
Aventine Renewable Energy Holdings, Inc.†	1,523	35,882
Evergreen Energy, Inc.	3,352	33,151
Evergreen Solar, Inc.†	3,159	23,914
First Solar, Inc.†	1,088	32,367
FuelCell Energy, Inc.†	2,496	16,124
Headwaters, Inc.†	2,117	50,723
MGP Ingredients, Inc.	437	9,881
Pacific Ethanol, Inc.†	1,385	21,315
Plug Power, Inc.†	3,964	15,420
Quantum Fuel Systems Technologies Worldwide, Inc.†	1,982	3,171
Sunpower Corp., Class A	542	20,146
Syntroleum Corp.†	2,052	7,100
Verasun Energy Corp.	881	17,400
		286,594
Engineering/R&D Services — 0.4%
EMCOR Group, Inc.†	12,168	691,751
ENGlobal Corp.	771	4,957
SAIC, Inc.	4,267	75,631
Stanley, Inc.	308	5,181
		777,520
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	2,492	67,159
Enterprise Software/Service — 1.0%
Advent Software, Inc.†	1,012	35,714
Concur Technologies, Inc.†	1,547	24,814
Emageon, Inc.†	1,013	15,560
Epicor Software Corp.†	2,722	36,774
Hyperion Solutions Corp.†	2,911	104,621
Informatica Corp.†	4,278	52,234
JDA Software Group, Inc.†	1,589	21,881
Lawson Software, Inc.†	182,305	1,347,234
ManTech International Corp., Class A†	930	34,252
MicroStrategy, Inc., Class A†	462	52,673
Neoware, Inc.	884	11,678
Omnicell, Inc.	1,307	24,350
Opnet Technologies, Inc.	649	9,378
Packeteer, Inc.†	1,684	22,902
Sybase, Inc.†	4,349	107,420
SYNNEX Corp.†	547	12,001
Taleo Corp. Class A	714	9,760
The Ultimate Software Group, Inc.†	1,124	26,144
		1,949,390
Entertainment Software — 0.1%
Midway Games, Inc.†	1,940	13,541
Take-Two Interactive Software, Inc.†	3,534	62,764
THQ, Inc.†	3,157	102,666
		178,971
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	2,847	51,502
Environmental Monitoring & Detection — 0.1%
Clean Harbors, Inc.†	792	38,341
Mine Safety Appliances Co.	1,522	55,781
		94,122
Filtration/Separation Products — 0.1%
CLARCOR, Inc.	2,587	87,466
Flanders Corp.†	573	5,673
		93,139
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	469	15,632
United PanAm Financial Corp.†	414	5,696
		21,328
Finance-Consumer Loans — 0.5%
ASTA Funding, Inc.	547	16,651
Ocwen Financial Corp.	1,629	25,836
Portfolio Recovery Associates, Inc.†	17,797	830,942
World Acceptance Corp.†	938	44,039
		917,468
Finance-Credit Card — 0.0%
Advanta Corp., Class B	956	41,710
CompuCredit Corp.†	1,042	41,482
		83,192

9

Finance-Investment Banker/Broker — 0.8%
Friedman Billings Ramsey Group, Inc., Class A	7,290	58,320
GFI Group, Inc.†	606	37,729
Greenhill & Co., Inc.	868	64,058
KBW, Inc.	336	9,891
Knight Capital Group, Inc., Class A†	5,199	99,665
LaBranche & Co., Inc.†	2,537	24,939
optionsXpress Holdings, Inc.	44,506	1,009,841
Penson Worldwide, Inc.	389	10,662
Piper Jaffray Cos., Inc.†	892	58,114
Sanders Morris Harris Group, Inc.	945	12,068
Stifel Financial Corp.†	565	22,165
SWS Group, Inc.	838	29,916
Thomas Weisel Partners Group, Inc.	308	6,499
Tradestation Group, Inc.†	1,201	16,514
		1,460,381
Finance-Leasing Companies — 0.3%
Financial Federal Corp.	16,293	479,177
Marlin Business Services, Inc.†	687	16,509
		495,686
Finance-Mortgage Loan/Banker — 0.1%
Accredited Home Lenders Holding Co.†	1,112	30,335
CharterMac	2,531	54,341
Doral Financial Corp.	4,344	12,467
Federal Agricultural Mtg. Corp., Class C	614	16,658
		113,801
Finance-Other Services — 0.1%
Asset Acceptance Capital Corp.†	741	12,464
eSPEED, Inc., Class A†	1,033	9,018
International Securities Exchange Holdings, Inc.	1,840	86,093
MarketAxess Holdings, Inc.†	1,730	23,476
		131,051
Financial Guarantee Insurance — 0.5%
ACA Capital Holdings, Inc.	342	5,278
PMI Group, Inc.	14,700	693,399
Triad Guaranty, Inc.†	4,732	259,645
		958,322
Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	1,372	14,186
Food-Baking — 0.0%
Flowers Foods, Inc.	2,511	67,772
Food-Canned — 0.5%
Del Monte Foods Co.	83,700	923,211
Treehouse Foods, Inc.	1,521	47,455
		970,666
Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,765	57,715
Food-Meat Products — 0.0%
Premium Standard Farms, Inc.	617	11,458
Food-Misc. — 0.1%
Chiquita Brands International, Inc.	2,207	35,246
Diamond Foods, Inc.	893	16,976
Hain Celestial Group, Inc.†	1,581	49,343
J & J Snack Foods Corp.	712	29,477
Lance, Inc.	1,566	31,445
M&F Worldwide Corp.†	543	13,716
Ralcorp Holdings, Inc.†	1,289	65,597
Seaboard Corp.	18	31,770
		273,570
Food-Retail — 0.1%
Arden Group, Inc., Class A	58	7,181
Great Atlantic & Pacific Tea Co., Inc.†	1,004	25,843
Ingles Markets, Inc., Class A	569	16,951
Pathmark Stores, Inc.†	2,481	27,663
Ruddick Corp.	1,966	54,556
Village Super Market, Class A	78	6,668
Weis Markets, Inc.	451	18,090
Wild Oats Markets, Inc.†	1,384	19,902
		176,854
Food-Wholesale/Distribution — 0.1%
Nash Finch Co.	711	19,410
Performance Food Group Co.†	1,742	48,149
Spartan Stores, Inc.†	986	20,637
United Natural Foods, Inc.†	2,136	76,725
		164,921
Footwear & Related Apparel — 0.6%
CROCS, Inc.	481	20,779
Deckers Outdoor Corp.†	516	30,934
Iconix Brand Group, Inc.	2,386	46,265
Skechers USA, Inc., Class A†	466	15,522
Steven Madden, Ltd.	1,073	37,652
Stride Rite Corp.	1,926	29,044
Timberland Co., Class A†	28,928	913,546
Weyco Group, Inc.	302	7,505
Wolverine World Wide, Inc.	2,818	80,369
		1,181,616
Forestry — 0.0%
Deltic Timber Corp.	486	27,109
Funeral Services & Related Items — 0.0%
Stewart Enterprises, Inc., Class A	5,465	34,156
Gambling (Non-Hotel) — 0.1%
Century Casinos, Inc.	924	10,312
Dover Downs Gaming & Entertainment, Inc.	715	9,559
Isle of Capri Casinos, Inc.†	757	20,121
Lakes Entertainment, Inc.	1,024	11,049
Pinnacle Entertainment, Inc.†	2,427	80,431
		131,472
Gas-Distribution — 0.7%
Cascade Natural Gas Corp.	639	16,563
EnergySouth, Inc.	394	15,800
Laclede Group, Inc.	975	34,154
New Jersey Resources Corp.	8,411	408,606
Nicor, Inc.	2,179	101,977
Northwest Natural Gas Co.	10,078	427,710
Peoples Energy Corp.	1,917	85,441
Piedmont Natural Gas, Inc.	3,762	100,634

10

South Jersey Industries, Inc.	1,468	49,046
Southwest Gas Corp.	1,938	74,361
WGL Holdings, Inc.	2,390	77,866
		1,392,158
Golf — 0.4%
Callaway Golf Co.	47,991	691,550
Hazardous Waste Disposal — 0.0%
American Ecology Corp.	837	15,493
Health Care Cost Containment — 0.0%
Corvel Corp.†	363	17,268
Healthspring, Inc.†	890	18,111
		35,379
Home Furnishings — 0.5%
American Woodmark Corp.	638	26,700
Ethan Allen Interiors, Inc.	1,622	58,570
Furniture Brands International, Inc.	44,739	726,114
Hooker Furniture Corp.	472	7,401
Kimball International, Inc., Class B	1,167	28,358
La-Z-Boy, Inc.	2,612	31,005
O’Sullivan Industries Hloldings, Inc.(4)	183	0
Sealy Corp.	1,111	16,387
Stanley Furniture Co., Inc.	547	11,733
Tempur-Pedic International, Inc.†	2,532	51,805
		958,073
Hotels/Motels — 0.1%
Gaylord Entertainment Co.†	2,019	102,828
Lodgian, Inc.†	1,155	15,708
Marcus Corp.	1,024	26,194
Morgans Hotel Group Co.	1,015	17,184
		161,914
Housewares — 0.0%
Lifetime Brands, Inc.	518	8,511
National Presto Industries, Inc.	267	15,985
		24,496
Human Resources — 1.3%
Administaff, Inc.	1,116	47,731
AMN Healthcare Services, Inc.†	1,659	45,689
Barrett Business Services	19,005	445,097
CDI Corp.	551	13,720
Cross Country Healthcare, Inc.†	35,362	771,599
Gevity HR, Inc.	1,381	32,716
Heidrick & Struggles International, Inc.†	839	35,540
Hudson Highland Group, Inc.†	1,106	18,448
Kelly Services, Inc., Class A	951	27,522
Kenexa Corp.†	821	27,307
Kforce, Inc.†	1,367	16,636
Korn/Ferry International†	2,141	49,157
Labor Ready, Inc.†	45,836	840,174
MPS Group, Inc.†	5,229	74,147
On Assignment, Inc.	1,898	22,302
Resources Connection, Inc.†	2,352	74,888
Spherion Corp.†	2,666	19,808
		2,562,481
Identification Systems — 0.1%
Brady Corp., Class A	2,254	84,029
Checkpoint Systems, Inc.†	1,971	39,814
Cogent, Inc.†	2,048	22,549
L-1 Identity Solutions, Inc.	3,260	49,324
Paxar Corp.†	2,091	48,218
		243,934
Independent Power Producer — 0.0%
Ormat Technologies, Inc.	484	17,821
Industrial Audio & Video Products — 0.0%
Sonic Solutions†	1,200	19,560
Industrial Automated/Robotic — 0.1%
Cognex Corp.	2,311	55,048
Gerber Scientific, Inc.	1,211	15,210
Intermec, Inc.	2,481	60,214
iRobot Corp.	509	9,192
Nordson Corp.	1,430	71,257
		210,921
Instruments-Controls — 0.1%
Photon Dynamics, Inc.†	771	9,013
Watts Water Technologies, Inc., Class A	1,370	56,321
Woodward Governor Co.	1,489	59,128
X-Rite, Inc.	1,393	17,134
		141,596
Instruments-Scientific — 0.1%
Dionex Corp.†	1,000	56,710
FEI Co.†	1,133	29,877
OYO Geospace Corp.	181	10,515
Varian, Inc.†	1,509	67,588
		164,690
Insurance Brokers — 0.1%
Crawford & Co., Class B	1,188	8,672
eHealth, Inc.	284	5,774
Hilb Rogal and Hobbs Co.	1,749	73,668
USI Holdings Corp.†	2,338	35,912
		124,026
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	2,790	36,354
Delphi Financial Group, Inc., Class A	2,065	83,550
FBL Financial Group, Inc., Class A	714	27,903
Great American Financial Resources, Inc.	404	9,312
Independence Holding Co.	229	4,999
Kansas City Life Insurance Co.	200	10,016
National Western Life Insurance Co., Class A†	105	24,165
Presidential Life Corp.	1,027	22,542
The Phoenix Cos., Inc.	5,639	89,604
Universal American Financial Corp.†	1,956	36,460
		344,905
Insurance-Multi-line — 0.9%
Alfa Corp.	1,702	32,015
Direct General Corp.	734	15,150
HCC Insurance Holdings, Inc.	52,100	1,671,889
Horace Mann Educators Corp.	2,197	44,379

11

United Fire & Casualty Co.	1,042	36,730
		1,800,163
Insurance-Property/Casualty — 1.9%
21st Century Insurance Group	1,562	27,569
Affirmative Insurance Holdings, Inc.	340	5,532
American Physicians Capital, Inc.†	492	19,700
Amtrust Financial Services, Inc.	1,267	10,820
Argonaut Group, Inc.†	1,560	54,382
Baldwin & Lyons, Inc., Class B	371	9,475
Bristol West Holdings, Inc.	695	11,002
CNA Surety Corp.†	27,095	582,543
Commerce Group, Inc.	2,709	80,593
Darwin Professional Underwriters, Inc.	235	5,511
Donegal Group, Inc., Class A	751	14,712
EMC Insurance Group, Inc.	300	10,236
First Acceptance Corp.†	845	9,058
First Mercury Financial Corp.	552	13,010
Fpic Insurance Group, Inc.†	494	19,251
Harleysville Group, Inc.	659	22,946
Infinity Property & Casualty Corp.	1,045	50,568
James River Group, Inc.†	512	16,548
LandAmerica Financial Group, Inc.	877	55,347
Meadowbrook Insurance Group, Inc.	1,457	14,410
Midland Co.	7,467	313,241
National Interstate Corp.†	735	17,861
Navigators Group, Inc.†	606	29,197
NYMAGIC, Inc.	291	10,651
Ohio Casualty Corp.	3,163	94,289
OneBeacon Insurance Group, Ltd.†	29,700	831,600
PMA Capital Corp., Class A†	1,764	16,264
ProAssurance Corp.†	19,559	976,385
RLI Corp.	1,101	62,118
Safety Insurance Group, Inc.	649	32,911
SCPIE Holdings, Inc.	580	15,161
SeaBright Insurance Holdings, Inc.†	727	13,093
Selective Insurance Group, Inc.	1,461	83,701
State Auto Financial Corp.	676	23,477
Stewart Information Services Corp.	766	33,214
Tower Group, Inc.	790	24,545
Zenith National Insurance Corp.	1,847	86,643
		3,697,564
Insurance-Reinsurance — 0.0%
Enstar Group, Inc.†	143	13,714
Odyssey Re Holdings Corp.	595	22,193
		35,907
Internet Application Software — 0.5%
@Road, Inc.	2,913	21,265
Art Technology Group, Inc.†	306,663	714,525
CyberSource Corp.†	1,482	16,332
DealerTrack Holdings, Inc.	595	17,505
eResearch Technology, Inc.†	2,303	15,499
Interwoven, Inc.†	2,041	29,941
Lionbridge Technologies, Inc.†	2,742	17,658
RealNetworks, Inc.†	5,268	57,632
S1 Corp.†	862	4,750
Vignette Corp.†	1,591	27,158
WebEx Communications, Inc.†	2,122	74,037
		996,302
Internet Connectivity Services — 0.4%
Cogent Communications Group, Inc.†	1,153	18,702
Covad Communications Group, Inc.	13,635	18,816
Internap Network Services Corp.	1,470	29,209
NDS Group PLC ADR†	12,000	579,480
Redback Networks, Inc.†	3,119	77,788
		723,995
Internet Content-Entertainment — 0.0%
Audible, Inc.†	1,243	9,857
NetFlix, Inc.†	2,205	57,021
		66,878
Internet Content-Information/News — 0.3%
CNET Networks, Inc.†	7,356	66,866
Harris Interactive, Inc.†	77,088	388,524
InfoSpace, Inc.†	1,632	33,472
Jupitermedia Corp.†	1,089	8,625
Loopnet, Inc.	86	1,288
ProQuest Co.†	1,233	12,885
The Knot, Inc.	950	24,928
TheStreet.com, Inc.	839	7,467
Travelzoo, Inc.†	115	3,444
		547,499
Internet Financial Services — 0.4%
NetBank, Inc.	2,051	9,517
Online Resources Corp.†	78,297	799,412
		808,929
Internet Incubators — 0.0%
CMGI, Inc.†	21,886	29,327
Internet Capital Group, Inc.†	1,837	18,848
Safeguard Scientifics, Inc.	6,867	16,618
		64,793
Internet Infrastructure Equipment — 0.0%
Avocent Corp.†	2,483	84,050
Internet Infrastructure Software — 0.1%
Chordiant Software, Inc.	3,561	11,787
Openwave Systems, Inc.†	4,853	44,793
Opsware, Inc.†	4,058	35,792
TIBCO Software, Inc.†	10,453	98,676
		191,048
Internet Security — 0.6%
Blue Coat Systems, Inc.†	776	18,585
CheckFree Corp.†	13,200	530,112
iPass, Inc.†	3,468	20,392
McAfee, Inc.†	19,600	556,248
Secure Computing Corp.†	2,453	16,092
SonicWALL, Inc.†	3,243	27,306
VASCO Data Security International, Inc.†	1,394	16,519
		1,185,254
Internet Telephone — 0.0%
j2 Global Communications, Inc.†	2,446	66,653

12

Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	2,328	59,085
Investment Companies — 0.2%
Apollo Investment Corp.	3,829	85,770
Ares Capital Corp.	2,646	50,565
Capital Southwest Corp.	120	15,149
Gladstone Capital Corp.	698	16,654
Gladstone Investment Corp.	678	10,380
Harris & Harris Group, Inc.†	1,176	14,218
MCG Capital Corp.	2,844	57,790
Medallion Financial Corp.	667	8,251
MVC Capital, Inc.	776	10,367
NGP Capital Resources Co.	963	16,130
Technology Investment Capital Corp.	964	15,559
		300,833
Investment Management/Advisor Services — 0.1%
Calamos Asset Management, Inc., Class A	1,183	31,740
Cohen & Steers, Inc.	729	29,284
GAMCO Investors, Inc., Class A	258	9,923
National Financial Partners Corp.	1,883	82,795
Waddell & Reed Financial, Inc., Class A	4,069	111,328
		265,070
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,557	49,155
Cymer, Inc.†	1,777	78,099
Electro Scientific Industries, Inc.†	1,536	30,935
Excel Technology, Inc.†	593	15,175
II-VI, Inc.†	1,225	34,227
Ionatron, Inc.†	2,094	8,585
Rofin-Sinar Technologies, Inc.†	783	47,340
		263,516
Leisure Products — 0.5%
K2, Inc.†	46,972	619,561
Marine Products Corp.	569	6,680
Multimedia Games, Inc.†	25,174	241,670
WMS Industries, Inc.†	1,375	47,933
		915,844
Lighting Products & Systems — 0.0%
Color Kinetics, Inc.†	876	18,703
Universal Display Corp.†	1,323	19,858
		38,561
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	1,099	42,740
UniFirst Corp.	508	19,512
		62,252
Machine Tools & Related Products — 0.3%
Kennametal, Inc.	11,100	653,235
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.†	885	31,064
Bucyrus International, Inc.	1,537	79,555
		110,619
Machinery-Electrical — 0.1%
Baldor Electric Co.	1,612	53,873
Franklin Electric Co., Inc.	1,119	57,506
Raser Technologies, Inc.	1,083	6,628
Regal-Beloit Corp.	1,485	77,977
		195,984
Machinery-Farming — 0.0%
Gehl Co.†	588	16,188
Lindsay Manufacturing Co.	548	17,892
		34,080
Machinery-General Industrial — 2.1%
Albany International Corp., Class A	20,458	673,273
Applied Industrial Technologies, Inc.	2,188	57,566
Chart Industries, Inc.	634	10,277
DXP Enterprises, Inc.	66	2,313
Flow International Corp.†	94,700	1,043,594
IDEX Corp.	16,400	777,524
Intevac, Inc.†	1,009	26,184
Kadant, Inc.†	651	15,871
Middleby Corp.†	314	32,866
Robbins & Myers, Inc.	697	32,006
Sauer-Danfoss, Inc.	16,666	537,479
Tennant Co.	879	25,491
Wabtec Corp.	24,555	745,981
		3,980,425
Machinery-Material Handling — 0.1%
Cascade Corp.	648	34,279
Columbus McKinnon Corp.†	886	18,624
NACCO, Industries, Inc., Class A	272	37,155
		90,058
Machinery-Print Trade — 0.0%
Presstek, Inc.†	1,503	9,559
Machinery-Pumps — 0.0%
Gorman-Rupp Co.	503	18,596
Tecumseh Products Co., Class A	940	15,886
		34,482
Machinery-Thermal Process — 0.0%
TurboChef Technologies, Inc.†	691	11,761
Medical Imaging Systems — 0.0%
IRIS International, Inc.†	802	10,145
Merge Technologies, Inc.†	1,308	8,581
Vital Images, Inc.†	781	27,179
		45,905
Medical Information Systems — 0.3%
Allscripts Heathcare Solutions, Inc.†	2,281	61,564
Computer Programs & Systems, Inc.	455	15,466
Dendrite International, Inc.†	24,953	267,247
Eclipsys Corp.†	2,290	47,082
Per-Se Technologies, Inc.†	1,637	45,476
Phase Forward, Inc.†	1,811	27,129
Quality Systems, Inc.†	846	31,530
		495,494
Medical Instruments — 0.8%
Abaxis, Inc.†	926	17,825
AngioDynamics, Inc.†	700	15,043
ArthroCare Corp.†	1,297	51,776
Bruker BioSciences Corp.†	1,839	13,811

13

Cepheid, Inc.†	2,560	21,760
Conceptus, Inc.	1,217	25,910
CONMED Corp.†	1,465	33,871
Datascope Corp.	692	25,216
Dexcom, Inc.†	882	8,697
DJ Orthopedics, Inc.†	1,151	49,286
ev3, Inc.	925	15,938
Foxhollow Technologies, Inc.†	1,024	22,098
Kensey Nash Corp.†	555	17,649
Kyphon, Inc.†	2,231	90,132
Natus Medical, Inc.	1,132	18,803
NuVasive, Inc.†	1,654	38,207
Spectranetics Corp.	1,448	16,348
Stereotaxis, Inc.†	1,056	10,898
SurModics, Inc.†	750	23,340
Symmetry Medical, Inc.†	1,651	22,833
Thoratec Corp.†	2,716	47,747
Ventana Medical Systems, Inc.†	20,218	869,981
Young Innovations, Inc.	250	8,325
		1,465,494
Medical Labs & Testing Services — 0.2%
Bio-Reference Laboratories, Inc.†	471	10,593
National Dentex Corp.	18,730	327,775
		338,368
Medical Laser Systems — 0.1%
Candela Corp.†	1,325	16,390
Intralase Corp.†	1,155	25,849
LCA-Vision, Inc.	1,041	35,769
Palomar Medical Technologies, Inc.†	856	43,373
		121,381
Medical Products — 1.1%
ABIOMED, Inc.†	1,128	15,905
American Medical Systems Holdings, Inc.†	3,441	63,727
Cerus Corp.	1,209	7,085
Cyberonics, Inc.†	1,145	23,633
Haemonetics Corp.†	1,309	58,931
HealthTronics, Inc.†	1,592	10,603
Invacare Corp.	1,568	38,494
Luminex Corp.†	1,510	19,177
Mentor Corp.	1,752	85,620
Metabolix, Inc.	337	6,525
Northstar Neuroscience, Inc.†	64,104	921,815
NxStage Medical, Inc.	459	3,846
PolyMedica Corp.	11,766	475,464
PSS World Medical, Inc.†	3,306	64,566
Solexa, Inc.	1,071	14,084
ThermoGenesis Corp.†	2,512	10,827
Viasys Healthcare, Inc.†	1,523	42,370
Vital Signs, Inc.	321	16,024
West Pharmaceutical Services, Inc.	1,569	80,380
Wright Medical Group, Inc.†	1,767	41,136
Zoll Medical Corp.†	461	26,849
		2,027,061
Medical Sterilization Products — 0.0%
STERIS Corp.	3,393	85,402
Medical-Biomedical/Gene — 1.6%
Advanced Magnetics, Inc.	455	27,172
ADVENTRX Pharmaceuticals, Inc.	3,679	10,853
Affymetrix, Inc.†	3,394	78,266
Alexion Pharmaceuticals, Inc.†	1,709	69,026
American Oriental Bioengineering, Inc.	2,088	24,367
Applera Corp. - Celera Genomics Group†	3,868	54,113
Arena Pharmaceuticals, Inc.†	3,068	39,608
ARIAD Pharmaceuticals, Inc.†	3,440	17,682
Bio-Rad Laboratories, Inc., Class A†	905	74,680
BioCryst Pharmaceuticals, Inc.†	1,024	11,837
Cambrex Corp.	1,419	32,240
Cell Genesys, Inc.†	2,654	8,997
Coley Pharmaceutical Group, Inc.†	818	7,926
Cotherix, Inc.†	851	11,480
Cytokinetics, Inc.	1,534	11,474
deCode Genetics, Inc.†	3,428	15,529
Digene Corp.†	902	43,224
Diversa Corp.†	1,694	18,431
Encysive Pharmaceuticals, Inc.†	3,370	14,188
Enzo Biochem, Inc.†	20,904	298,300
Enzon Pharmaceuticals, Inc.†	2,120	18,041
Exelixis, Inc.†	4,674	42,066
Genitope Corp.†	996	3,506
Genomic Health, Inc.	560	10,416
Geron Corp.†	3,438	30,186
GTx, Inc.†	662	11,810
Hana Biosciences, Inc.	1,316	8,383
Human Genome Sciences, Inc.†	6,402	79,641
ICOS Corp.†	3,238	109,412
Illumina, Inc.†	2,305	90,609
Incyte Corp.†	3,975	23,214
Integra LifeSciences Holdings†	947	40,333
InterMune, Inc.†	1,363	41,912
Invitrogen Corp.†	15,000	848,850
Keryx Biopharmaceuticals, Inc.†	2,273	30,231
Lexicon Genetics, Inc.†	3,702	13,364
LifeCell Corp.†	1,741	42,028
Martek Biosciences Corp.†	1,603	37,414
Maxygen, Inc.†	1,723	18,557
Metabasis Therapeutics, Inc.	916	6,888
Millipore Corp.†	6,700	446,220
Momenta Pharmaceuticals, Inc.†	1,353	21,283
Monogram Biosciences, Inc.	5,891	10,486
Myriad Genetics, Inc.†	1,966	61,536
Nektar Therapeutics†	4,389	66,757
Northfield Laboratories, Inc.†	1,216	4,949
Novavax, Inc.	3,472	14,235
Panacos Pharmaceuticals, Inc.	2,664	10,683
Peregrine Pharmaceuticals, Inc.	8,487	9,845
Regeneron Pharmaceuticals, Inc.†	2,500	50,175
Replidyne, Inc.	140	804
Sangamo Biosciences, Inc.†	1,261	8,323
Savient Pharmaceuticals, Inc.†	2,465	27,633
Sirna Therapeutics, Inc.	2,053	26,709
SuperGen, Inc.†	2,217	11,262
Telik, Inc.†	2,587	11,460
		3,158,614

16

Medical-Drugs — 1.0%
Acadia Pharmaceuticals, Inc.†	1,099	9,660
Adams Respiratory Therapeutics, Inc.†	24,986	1,019,679
Adolor Corp.†	2,084	15,672
Akorn, Inc.	2,474	15,462
Array Biopharma, Inc.†	1,893	24,458
Auxilium Pharmaceuticals, Inc.	1,224	17,981
Bradley Pharmaceuticals, Inc.†	802	16,505
Cadence Pharmaceuticals, Inc.	342	4,219
CombinatoRx, Inc.	1,077	9,327
Cubist Pharmaceuticals, Inc.†	2,681	48,553
Durect Corp.†	3,488	15,487
Emergent Biosolutions, Inc.	247	2,778
Hi-Tech Pharmacal Co., Inc.†	435	5,294
Idenix Pharmaceuticals, Inc.†	1,122	9,750
Indevus Pharmaceuticals, Inc.†	2,670	18,957
K-V Pharmaceutical Co., Class A†	1,966	46,751
Medicis Pharmaceutical Corp., Class A	2,704	94,991
New River Pharmaceuticals, Inc.†	804	43,987
OSI Pharmaceuticals, Inc.†	2,828	98,923
Pain Therapeutics, Inc.†	1,954	17,391
Pharmion Corp.†	1,269	32,664
Pozen, Inc.†	1,217	20,677
Prestige Brands Holdings, Inc.†	1,560	20,311
Rigel Pharmaceuticals, Inc.†	1,384	16,428
Salix Pharmaceuticals, Ltd.†	2,377	28,928
Santarus, Inc.	2,612	20,452
Sciele Pharma, Inc.	1,504	36,096
Somaxon Pharmaceuticals, Inc.	190	2,696
Valeant Pharmaceuticals International	4,702	81,062
ViroPharma, Inc.†	3,466	50,742
Xenoport, Inc.	1,062	26,072
Zymogenetics, Inc.†	1,931	30,066
		1,902,019
Medical-Generic Drugs — 0.1%
Alpharma, Inc., Class A	2,137	51,502
Caraco Pharmaceutical Laboratories, Ltd.†	528	7,392
Par Pharmaceutical Cos., Inc.†	1,793	40,109
Perrigo Co.	3,815	66,000
		165,003
Medical-HMO — 0.4%
AMERIGROUP Corp.†	15,900	570,651
Centene Corp.†	2,097	51,523
Magellan Health Services, Inc.†	1,873	80,951
Molina Healthcare, Inc.†	564	18,336
		721,461
Medical-Hospitals — 0.4%
Horizon Health Corp.†	676	13,230
Medcath Corp.†	481	13,160
Symbion, Inc.†	977	18,084
Triad Hospitals, Inc.†	14,300	598,169
United Surgical Partners International, Inc.†	2,194	62,200
		704,843
Medical-Nursing Homes — 0.1%
Genesis HealthCare Corp.†	991	46,805
Kindred Healthcare, Inc.†	1,423	35,931
National Healthcare Corp.	309	17,057
Sun Healthcare Group, Inc.	1,421	17,947
		117,740
Medical-Outpatient/Home Medical — 0.8%
Air Methods Corp.	586	16,361
Amedisys, Inc.†	1,205	39,609
Amsurg Corp.†	1,522	35,006
Apria Healthcare Group, Inc.†	21,332	568,498
Gentiva Health Services, Inc.†	1,422	27,103
Hythiam, Inc.	1,163	10,746
LHC Group, Inc.†	641	18,275
Lincare Holdings, Inc.†	19,900	792,816
Odyssey HealthCare, Inc.†	1,661	22,025
Option Care, Inc.	1,260	17,955
Radiation Therapy Services, Inc.†	585	18,439
Res-Care, Inc.†	1,202	21,816
VistaCare, Inc., Class A†	420	4,263
		1,592,912
Metal Processors & Fabrication — 1.8%
Ampco-Pittsburgh Corp.	325	10,881
CIRCOR International, Inc.	763	28,071
Dynamic Materials Corp.	39,257	1,103,121
Kaydon Corp.	20,090	798,376
Ladish Co., Inc.†	9,747	361,419
LB Foster Co., Class A	501	12,981
Mueller Industries, Inc.	22,994	728,910
NN, Inc.	787	9,782
Quanex Corp.	1,837	63,542
RBC Bearings, Inc.†	8,971	257,109
Worthington Industries, Inc.	3,526	62,481
		3,436,673
Metal Products-Distribution — 0.0%
A.M. Castle & Co.†	443	11,274
Lawson Products, Inc.	224	10,280
		21,554
Metal-Aluminum — 0.0%
Century Aluminum Co.†	1,172	52,330
Metal-Diversified — 0.0%
Hecla Mining Co.†	6,031	46,197
Metal-Iron — 0.5%
Cleveland-Cliffs, Inc.	2,074	100,465
Gibraltar Industries, Inc.	36,697	862,746
		963,211
Mining — 0.1%
Meridian Gold, Inc.	8,200	227,878
Royal Gold, Inc.	921	33,138
		261,016
Miscellaneous Manufacturing — 0.5%
American Railcar Industries, Inc.	506	17,224
AptarGroup, Inc.	13,330	787,003
Freightcar America, Inc.	637	35,322
Reddy Ice Holdings, Inc.	782	20,191
		859,740

17

Motion Pictures & Services — 0.0%
Macrovision Corp.†	2,516	71,102
MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	614	4,083
Nighthawk Radiology Holdings, Inc.	280	7,140
		11,223
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	2,856	52,065
Multimedia — 0.1%
Belo Corp., Class A	4,543	83,455
Entravision Communications Corp., Class A†	3,219	26,460
Gemstar-TV Guide International, Inc.†	12,798	51,320
Journal Communications, Inc., Class A	2,096	26,431
Martha Stewart Living Omnimedia, Inc., Class A	1,318	28,864
Media General, Inc., Class A	1,136	42,225
Private Media Group, Ltd.	956	3,853
		262,608
Music — 0.0%
Steinway Musical Instruments, Inc.†	332	10,309
Networking Products — 1.5%
3Com Corp.†	19,661	80,807
Acme Packet, Inc.†	659	13,862
Adaptec, Inc.†	5,449	25,393
Aeroflex, Inc.†	3,853	45,157
Anixter International, Inc.†	1,600	86,880
Atheros Communications, Inc.†	2,562	54,622
Black Box Corp.	14,170	594,998
Extreme Networks, Inc.†	6,273	26,284
Foundry Networks, Inc.†	68,549	1,026,864
Hypercom Corp.†	2,512	15,951
Ixia†	2,018	19,373
Netgear, Inc.†	30,233	793,616
Parkervision, Inc.	821	9,154
Polycom, Inc.†	4,244	131,182
SafeNet, Inc.†	1,242	29,734
Zhone Technologies, Inc.†	4,846	6,348
		2,960,225
Non-Ferrous Metals — 0.1%
Brush Engineered Materials, Inc.†	1,007	34,006
RTI International Metals, Inc.†	1,150	89,953
USEC, Inc.†	4,348	55,307
		179,266
Non-Hazardous Waste Disposal — 0.1%
Casella Waste Systems, Inc., Class A†	997	12,193
Waste Connections, Inc.†	2,204	91,576
Waste Industries USA, Inc.	341	10,407
Waste Services, Inc.	2,103	20,715
		134,891
Office Automation & Equipment — 0.1%
Global Imaging Systems, Inc.†	2,567	56,346
IKON Office Solutions, Inc.	5,490	89,871
		146,217
Office Furnishings-Original — 0.1%
CompX International, Inc.	61	1,230
Herman Miller, Inc.	3,255	118,352
Interface, Inc. Class A†	2,423	34,455
Knoll, Inc.	1,575	34,650
		188,687
Office Supplies & Forms — 0.6%
ACCO Brands Corp.†	2,224	58,869
Ennis, Inc.	1,342	32,826
John H. Harland Co.	12,130	608,926
The Standard Register Co.	42,301	507,612
		1,208,233
Oil & Gas Drilling — 0.1%
Atlas America, Inc.†	854	43,529
Atwood Oceanics, Inc.†	1,321	64,689
Bronco Drilling Co., Inc.†	615	10,572
Grey Wolf, Inc.†	9,469	64,957
Parker Drilling Co.	5,496	44,902
Pioneer Drilling Co.†	1,966	26,109
		254,758
Oil Companies-Exploration & Production — 1.5%
Arena Resources, Inc.	559	23,875
ATP Oil & Gas Corp.†	992	39,253
Aurora Oil & Gas Corp.	4,091	13,132
Berry Petroleum Co., Class A	1,751	54,299
Bill Barrett Corp.†	1,405	38,230
Bois d’Arc Energy, Inc.†	756	11,060
Brigham Exploration Co.†	2,409	17,610
Callon Petroleum Co.†	1,115	16,758
Carrizo Oil & Gas, Inc.†	1,153	33,460
Clayton Williams Energy, Inc.†	231	8,388
Comstock Resources, Inc.†	2,122	65,909
Delta Petroleum Corp.†	2,591	60,008
Denbury Resources, Inc.†	27,700	769,783
Edge Petroleum Corp.†	770	14,045
Encore Acquisition Co.†	2,587	63,459
Energy Partners, Ltd.†	1,934	47,228
EXCO Resources, Inc.	2,622	44,338
Gasco Energy, Inc.†	3,355	8,220
GeoGlobal Resources, Inc.	1,468	11,524
GeoMet, Inc.	525	5,460
GMX Resources, Inc.	433	15,371
Goodrich Petroleum Corp.†	674	24,385
Gulfport Energy Corp.	569	7,733
Harvest Natural Resources, Inc.†	1,739	18,486
Houston Exploration Co.†	1,411	73,062
Mariner Energy, Inc.†	3,562	69,815
McMoRan Exploration Co.†	1,136	16,154
Meridian Resource Corp.†	4,825	14,909
Parallel Petroleum Corp.†	1,876	32,961
Penn Virginia Corp.	914	64,017
PetroHawk Energy Corp.†	7,165	82,397
Petroleum Development Corp.†	750	32,287
Petroquest Energy, Inc.†	2,136	27,213
PrimeEnergy Corp.	28	1,806
Quest Resource Corp.	984	9,938
RAM Energy Resources, Inc.	953	5,251
Rosetta Resources, Inc.†	2,377	44,379
Stone Energy Corp.†	1,366	48,288

18

Swift Energy Co.†	1,421	63,675
The Exploration Co. of Delaware, Inc.	1,537	20,504
Toreador Resources Corp.†	673	17,343
Transmeridian Exploration, Inc.†	4,026	13,890
Vaalco Energy, Inc.	3,085	20,824
Venoco, Inc.	619	11,069
Warren Resources, Inc.†	2,771	32,476
Whiting Petroleum Corp.†	1,791	83,461
XTO Energy, Inc.	14,666	690,035
		2,887,768
Oil Companies-Integrated — 0.0%
Delek US Holdings, Inc.	514	8,424
PetroCorp, Inc.(4)	154	0
		8,424
Oil Field Machinery & Equipment — 1.1%
CARBO Ceramics, Inc.	1,009	37,706
Complete Production Services, Inc.	1,251	26,521
Dril-Quip, Inc.†	1,087	42,567
Gulf Island Fabrication, Inc.	628	23,173
Hydril†	832	62,558
Lone Star Technologies, Inc.†	1,510	73,099
Lufkin Industries, Inc.	756	43,909
Metretek Technologies, Inc.†	72,174	889,184
NATCO Group, Inc., Class A	769	24,516
National-Oilwell Varco, Inc.†	16,035	981,021
T-3 Energy Services, Inc.	54	1,191
		2,205,445
Oil Refining & Marketing — 0.1%
Alon USA Energy, Inc.	641	16,865
Crosstex Energy, Inc.	1,596	50,577
Giant Industries, Inc.†	722	54,114
Sulphco, Inc.	1,697	8,010
Western Refining, Inc.	1,101	28,031
		157,597
Oil-Field Services — 0.4%
Allis-Chalmers Energy, Inc.	980	22,579
Basic Energy Services, Inc.	689	16,984
Hanover Compressor Co.†	5,082	95,999
Helix Energy Solutions Group, Inc.	477	14,963
Hercules Offshore, Inc.†	1,030	29,767
Hornbeck Offshore Services, Inc.†	1,244	44,411
MarkWest Hydrocarbon, Inc.	282	13,691
Matrix Service Co.	1,135	18,273
Newpark Resources, Inc.†	4,270	30,787
Oil States International, Inc.†	2,420	77,997
RPC, Inc.	1,685	28,443
Superior Energy Services, Inc.†	1	23
Superior Well Services, Inc.	7,990	204,224
Trico Marine Services, Inc.†	556	21,300
Union Drilling, Inc.	687	9,673
Universal Compression Holdings, Inc.†	1,499	93,103
W-H Energy Services, Inc.†	1,437	69,968
		792,185
Optical Supplies — 0.0%
Oakley, Inc.	1,317	26,419
Paper & Related Products — 0.2%
Bowater, Inc.	2,742	61,695
Buckeye Technologies, Inc.†	1,815	21,744
Caraustar Industries, Inc.†	1,304	10,549
Glatfelter	2,297	35,603
Longview Fibre Co.	3,213	70,525
Mercer International, Inc.	1,503	17,841
Neenah Paper, Inc.	702	24,795
Potlatch Corp.	1,950	85,449
Rock-Tenn Co., Class A	1,700	46,087
Schweitzer-Mauduit International, Inc.	817	21,283
Wausau Paper Corp.	2,324	34,837
Xerium Technologies, Inc.†	894	8,752
		439,160
Patient Monitoring Equipment — 0.0%
Aspect Medical Systems, Inc.†	890	16,741
Visicu, Inc.	261	2,923
		19,664
Pharmacy Services — 1.3%
HealthExtras, Inc.†	68,898	1,660,442
Omnicare, Inc.	19,300	745,559
		2,406,001
Physical Therapy/Rehabilation Centers — 0.3%
Psychiatric Solutions, Inc.†	2,646	99,278
RehabCare Group, Inc.†	26,371	391,609
		490,887
Physicians Practice Management — 0.1%
Healthways, Inc.†	1,676	79,962
Matria Healthcare, Inc.†	1,099	31,574
		111,536
Platinum — 0.0%
Stillwater Mining Co.†	1,967	24,568
Poultry — 0.6%
Gold Kist, Inc.†	2,553	53,664
Pilgrim’s Pride Corp.	27,409	806,647
Sanderson Farms, Inc.	11,717	354,908
		1,215,219
Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	1,842	34,759
Capstone Turbine Corp.	4,589	5,644
Powell Industries, Inc.†	338	10,671
Power-One, Inc.†	3,354	24,417
Vicor Corp.	900	9,999
		85,490
Precious Metals — 0.0%
Coeur d’Alene Mines Corp.†	13,517	66,909
Printing-Commercial — 0.4%
Banta Corp.	1,178	42,879
Bowne & Co., Inc.	1,605	25,584
Cenveo, Inc.†	2,650	56,180
Consolidated Graphics, Inc.†	514	30,362
Valassis Communications, Inc.†	47,378	686,981
		841,986
Private Corrections — 0.0%
Cornell Cos., Inc.	524	9,605

19

Geo Group, Inc.†	996	37,370
		46,975
Protection/Safety — 0.0%
Landauer, Inc.	433	22,719
Publishing-Books — 0.0%
Courier Corp.	472	18,394
Scholastic Corp.†	1,732	62,075
		80,469
Publishing-Newspapers — 0.4%
Dow Jones & Co., Inc.	17,200	653,600
GateHouse Media, Inc.	777	14,354
Journal Register Co.	2,232	16,294
Lee Enterprises, Inc.	2,223	69,047
Sun-Times Media Group, Inc., Class A	3,052	14,985
		768,280
Publishing-Periodicals — 0.3%
Idearc, Inc.†	17,200	492,780
Playboy Enterprises, Inc., Class B†	971	11,128
Primedia, Inc.†	9,599	16,222
Reader’s Digest Association, Inc.	4,666	77,922
Value Line, Inc.	51	2,318
		600,370
Quarrying — 0.0%
Compass Minerals International, Inc.	1,501	47,372
Racetracks — 0.0%
Churchill Downs, Inc.	416	17,780
Dover Motorsports, Inc.	453	2,405
Magna Entertainment Corp., Class A†	1,832	8,262
Speedway Motorsports, Inc.	719	27,610
		56,057
Radio — 0.1%
Citadel Broadcasting Corp.†	1,758	17,510
Cox Radio, Inc., Class A†	2,264	36,903
Cumulus Media, Inc., Class A†	1,637	17,008
Emmis Communications Corp., Class A†	1,546	12,739
Entercom Communications Corp.	1,633	46,018
Radio One, Inc., Class D†	3,671	24,743
Salem Communications Corp., Class A†	478	5,712
Spanish Broadcasting System, Inc., Class A†	2,032	8,352
Westwood One, Inc.	3,335	23,545
		192,530
Real Estate Investment Trusts — 3.6%
Acadia Realty Trust	1,447	36,204
Affordable Residential Communities	1,665	19,397
Agree Reality Corp.	435	14,951
Alexander’s, Inc.†	101	42,385
Alexandria Real Estate Equities, Inc.	1,435	144,074
American Campus Communities, Inc.	1,181	33,623
American Financial Realty Trust	6,337	72,495
American Home Mtg. Investment Corp.	2,224	78,107
Anthracite Capital, Inc.	2,978	37,910
Anworth Mtg. Asset Corp.	2,188	20,808
Arbor Realty Trust, Inc.	578	17,392
Ashford Hospitality Trust, Inc.	2,993	37,263
BioMed Realty Trust, Inc.	6,227	178,092
Capital Lease Funding, Inc.	1,741	20,196
Capital Trust, Inc., Class A	552	27,567
CBRE Realty Finance, Inc.	492	7,815
Cedar Shopping Centers, Inc.	2,047	32,568
CentraCore Properties Trust	536	17,329
Corporate Office Properties Trust	1,675	84,537
Cousins Properties, Inc.	19,950	703,636
Crescent Real Estate Equities Co.	3,953	78,072
Crystal River Capital, Inc.	385	9,829
Deerfield Triarc Capital Corp.	2,580	43,679
DiamondRock Hospitality Co.	3,418	61,558
Digital Realty Trust, Inc.	1,229	42,069
Duke Realty Corp.	7,600	310,840
EastGroup Properties, Inc.	1,181	63,254
Education Realty Trust, Inc.	1,262	18,640
Entertainment Properties Trust	1,330	77,725
Equity Inns, Inc.	2,787	44,481
Equity Lifestyle Properties, Inc.	961	52,307
Equity One, Inc.	1,879	50,094
Extra Space Storage, Inc.	2,904	53,027
FelCor Lodging Trust, Inc.†	3,017	65,891
Fieldstone Investment Corp.	2,253	9,868
First Industrial Realty Trust, Inc.	2,201	103,205
First Potomac Reality Trust	1,212	35,281
Franklin Street Properties Corp.	2,879	60,603
Getty Realty Corp.	832	25,709
Glimcher Realty Trust	1,810	48,345
GMH Communities Trust	1,887	19,153
Gramercy Capital Corp.	895	27,647
Health Care REIT, Inc.	444	19,101
Healthcare Realty Trust, Inc.	2,380	94,105
Hersha Hospitality Trust	1,463	16,590
Highland Hospitality Corp.	3,088	44,004
Highwoods Properties, Inc.	2,662	108,503
Home Properties, Inc.	1,698	100,640
HomeBanc Corp.	2,779	11,755
Impac Mtg. Holdings, Inc.	3,819	33,607
Inland Real Estate Corp.	3,323	62,207
Innkeepers USA Trust	2,167	33,588
Investors Real Estate Trust	2,433	24,963
Jer Investors Trust, Inc.	1,238	25,589
Kite Realty Group Trust	1,371	25,528
KKR Financial Corp.	3,934	105,392
LaSalle Hotel Properties	16,801	770,326
Lexington Corporate Properties Trust	2,636	59,099
Liberty Property Trust	6,700	329,238
LTC Properties, Inc.	1,216	33,209
Luminent Mtg. Capital, Inc.	2,234	21,692
Maguire Properties, Inc.	1,914	76,560
Medical Properties Trust, Inc.	1,895	28,994
MFA Mtg. Investments, Inc.	4,154	31,944
Mid-America Apartment Communities, Inc.	1,180	67,543
Mills Corp.	2,823	56,460
MortgageIT Holdings, Inc.	1,589	23,438
National Health Investors, Inc.	1,177	38,841
National Retail Properties, Inc.	2,817	64,650
Nationwide Health Properties, Inc.	4,133	124,899

20

Newcastle Investment Corp.	2,146	67,213
Newkirk Realty Trust, Inc.	939	16,940
NorthStar Realty Finance Corp.	3,035	50,290
Novastar Financial, Inc.	1,801	47,997
Omega Healthcare Investors, Inc.	2,742	48,588
Parkway Properties, Inc.	766	39,074
Pennsylvania Real Estate Investment Trust	1,776	69,939
Post Properties, Inc.	2,118	96,793
PS Business Parks, Inc.	798	56,427
RAIT Investment Trust	2,661	91,751
Ramco-Gershenson Properties Trust	884	33,716
Realty Income Corp.	4,904	135,841
Redwood Trust, Inc.	936	54,363
Republic Property Trust	1,334	15,394
Saul Centers, Inc.	522	28,809
Senior Housing Properties Trust	3,334	81,616
Sovran Self Storage, Inc.	1,010	57,853
Spirit Finance Corp.	5,282	65,867
Strategic Hotel Capital, Inc.	3,564	77,660
Sun Communities, Inc.	859	27,797
Sunstone Hotel Investors, Inc.	2,929	78,292
Tanger Factory Outlet Centers, Inc.	1,544	60,340
Trustreet Properties, Inc.	3,272	55,133
U-Store-It Trust	2,365	48,601
Universal Health Realty Income Trust	535	20,854
Urstadt Biddle Properties, Inc., Class A	979	18,689
Washington Real Estate Investment Trust	2,242	89,680
Winston Hotels, Inc.	1,528	20,246
Winthrop Realty Trust	1,926	13,193
		6,929,047
Real Estate Management/Services — 0.0%
Housevalues, Inc.†	545	3,069
Tarragon Corp.†	596	7,253
		10,322
Real Estate Operations & Development — 0.2%
American Land Lease, Inc.	10,800	286,308
Avatar Holdings, Inc.†	276	22,314
California Coastal Communities, Inc.†	614	13,170
Consolidated-Tomoka Land Co.	269	19,476
Resource Capital Corp.	203	3,441
		344,709
Recreational Centers — 0.0%
Bally Total Fitness Holding Corp.	1,420	3,479
Life Time Fitness, Inc.†	1,538	74,608
Town Sports International Holdings, Inc.	450	7,416
		85,503
Recreational Vehicles — 0.1%
Arctic Cat, Inc.	583	10,255
Polaris Industries, Inc.	1,846	86,448
		96,703
Recycling — 0.0%
Metal Management, Inc.	1,275	48,259
Rental Auto/Equipment — 0.2%
Aaron Rents, Inc.	2,164	62,280
Dollar Thrifty Automotive Group, Inc.†	1,232	56,191
Electro Rent Corp.†	928	15,498
H&E Equipment Services, Inc.	644	15,952
McGrath Rentcorp	1,139	34,887
Rent-A-Center, Inc.†	3,445	101,662
		286,470
Research & Development — 0.6%
Albany Molecular Research, Inc.†	1,463	15,449
Exponent, Inc.†	702	13,099
Kendle International, Inc.	575	18,084
Parexel International Corp.†	1,401	40,587
Pharmaceutical Product Development, Inc.	30,200	973,044
PharmaNet Development Group, Inc.	876	19,334
PRA International†	938	23,703
Senomyx, Inc.†	1,616	20,992
		1,124,292
Resorts/Theme Parks — 0.1%
Bluegreen Corp.†	1,200	15,396
Great Wolf Resorts, Inc.†	1,299	18,134
Six Flags, Inc.†	3,341	17,507
Vail Resorts, Inc.†	1,493	66,916
		117,953
Retail-Apparel/Shoe — 1.7%
Aeropostale, Inc.†	2,755	85,047
AnnTaylor Stores Corp.†	14,000	459,760
Bebe Stores, Inc.	1,109	21,947
Brown Shoe Co., Inc.	1,386	66,168
Buckle, Inc.	10,859	552,180
Cache, Inc.†	557	14,059
Casual Male Retail Group, Inc.†	1,429	18,648
Cato Corp., Class A	28,340	649,269
Charlotte Russe Holding, Inc.†	898	27,614
Charming Shoppes, Inc.†	6,140	83,074
Children’s Place Retail Stores, Inc.†	1,100	69,872
Christopher & Banks Corp.	1,891	35,286
Deb Shops, Inc.	16,340	431,376
dELiA*s, Inc.	1,090	11,434
Dress Barn, Inc.†	2,296	53,566
DSW, Inc., Class A†	767	29,583
Genesco, Inc.†	1,185	44,201
Hot Topic, Inc.†	2,263	30,188
J Crew Group, Inc.	1,089	41,981
Jos. A. Bank Clothiers, Inc.†	853	25,036
Kenneth Cole Productions, Inc. Class A	415	9,956
Men’s Wearhouse, Inc.	2,291	87,654
New York & Co., Inc.†	1,181	15,447
Pacific Sunwear of California, Inc.†	3,560	69,705
Payless ShoeSource, Inc.†	3,311	108,667
Shoe Carnival, Inc.†	381	12,040
Stage Stores, Inc.†	1,462	44,430
Stein Mart, Inc.	1,217	16,137
Syms Corp.	432	8,601
Talbots, Inc.	1,170	28,197
The Finish Line, Inc., Class A	2,020	28,846
Tween Brands, Inc.	1,636	65,325
Under Armour, Inc., Class A†	1,041	52,518

21

Wet Seal, Inc., Class A†	3,167	21,124
		3,318,936
Retail-Appliances — 0.0%
Conn’s, Inc.†	340	7,912
Retail-Arts & Crafts — 0.0%
A.C. Moore Arts & Crafts, Inc.†	837	18,138
Retail-Auto Parts — 0.0%
CSK Auto Corp.†	2,241	38,433
PEP Boys-Manny Moe & Jack	2,702	40,152
		78,585
Retail-Automobile — 0.3%
America’s Car-Mart, Inc.†	403	4,780
Asbury Automotive Group, Inc.†	547	12,887
Group 1 Automotive, Inc.†	1,210	62,581
Lithia Motors, Inc., Class A	12,445	357,918
Rush Enterprises, Inc.†	1,027	17,377
Sonic Automotive, Inc.	1,494	43,386
		498,929
Retail-Bedding — 0.0%
Select Comfort Corp.†	2,659	46,240
Retail-Bookstore — 0.0%
Books-A-Million, Inc.	778	17,645
Borders Group, Inc.	3,019	67,475
		85,120
Retail-Computer Equipment — 0.0%
Insight Enterprises, Inc.†	2,412	45,514
Systemax, Inc.†	390	6,806
		52,320
Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	2,463	58,004
Susser Holdings Corp.	370	6,744
The Pantry, Inc.†	1,115	52,226
		116,974
Retail-Discount — 0.1%
99 Cents Only Stores†	2,497	30,389
Big Lots, Inc.†	5,533	126,816
Citi Trends, Inc.†	286	11,337
Fred’s, Inc.	1,906	22,948
Tuesday Morning Corp.	1,559	24,243
		215,733
Retail-Drug Store — 0.0%
Longs Drug Stores Corp.	1,548	65,604
Retail-Fabric Store — 0.0%
Jo-Ann Stores, Inc.†	1,119	27,527
Retail-Hair Salons — 0.1%
Regis Corp.	2,285	90,349
Retail-Home Furnishings — 0.0%
Cost Plus, Inc.†	983	10,125
Haverty Furniture Cos., Inc.	1,075	15,910
Pier 1 Imports, Inc.	4,630	27,548
Restoration Hardware, Inc.†	1,321	11,242
		64,825
Retail-Hypermarkets — 0.0%
Smart & Final, Inc.†	799	15,101
Retail-Jewelry — 0.1%
Movado Group, Inc.	944	27,376
Zale Corp.†	2,332	65,786
		93,162
Retail-Leisure Products — 0.4%
MarineMax, Inc.†	889	23,052
West Marine, Inc.†	39,146	676,051
		699,103
Retail-Misc./Diversified — 0.0%
Pricesmart, Inc.	354	6,340
Retail-Music Store — 0.0%
Guitar Center, Inc.†	1,433	65,144
Retail-Office Supplies — 0.0%
School Specialty, Inc.†	1,080	40,489
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	1,452	68,099
Ezcorp, Inc., Class A†	1,836	29,835
First Cash Financial Services, Inc.†	1,461	37,796
		135,730
Retail-Petroleum Products — 0.3%
World Fuel Services Corp.	11,149	495,684
Retail-Regional Department Stores — 0.3%
Bon-Ton Stores, Inc.	302	10,464
Dillard’s, Inc., Class A	16,700	583,999
Retail Ventures, Inc.†	1,130	21,515
		615,978
Retail-Restaurants — 1.5%
AFC Enterprises, Inc.†	1,211	21,398
Applebee’s International, Inc.	3,577	88,245
BJ’s Restaurants, Inc.†	763	15,420
Bob Evans Farms, Inc.	1,763	60,330
Buffalo Wild Wings, Inc.†	387	20,588
California Pizza Kitchen, Inc.†	932	31,045
CBRL Group, Inc.	1,504	67,319
CEC Entertainment, Inc.†	1,628	65,527
Chipotle Mexican Grill, Inc., Class B	1,199	62,348
CKE Restaurants, Inc.	3,338	61,419
Cosi, Inc.	2,031	10,338
Denny’s Corp.†	4,447	20,945
Domino’s Pizza, Inc.	1,908	53,424
IHOP Corp.	932	49,117
Jack in the Box, Inc.†	1,700	103,768
Krispy Kreme Doughnuts, Inc.†	2,829	31,402
Landry’s Restaurants, Inc.	11,487	345,644
Luby’s, Inc.†	970	10,563
Mccormick & Schmick’s Seafood Restaurants, Inc.†	668	16,059
Morton’s Restaurant Group, Inc.†	26,157	435,514
O’Charley’s, Inc.†	39,334	837,028
Papa John’s International, Inc.†	1,261	36,582
PF Chang’s China Bistro, Inc.†	1,318	50,585

22

Rare Hospitality International, Inc.†	1,687	55,553
Red Robin Gourmet Burgers, Inc.†	844	30,257
Ruby Tuesday, Inc.	2,975	81,634
Ruth’s Chris Steak House, Inc.	919	16,799
Sonic Corp.	3,315	79,394
Texas Roadhouse, Inc., Class A†	2,623	34,781
The Steak n Shake Co.†	1,343	23,637
Triarc Cos., Inc. Class B	3,066	61,320
		2,877,983
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,083	26,447
Cabela’s Inc., Class A†	1,581	38,150
Hibbett Sporting Goods, Inc.†	1,621	49,489
Zumiez, Inc.†	667	19,703
		133,789
Retail-Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	692	19,390
Retail-Video Rentals — 0.0%
Blockbuster, Inc., Class A	9,354	49,483
Retirement/Aged Care — 0.1%
Capital Senior Living Corp.	1,100	11,704
Emeritus Corp.	223	5,542
Five Star Quality Care, Inc.	1,688	18,821
Sunrise Senior Living, Inc.†	2,163	66,447
		102,514
Rubber-Tires — 0.5%
Bandag, Inc.	540	27,232
Cooper Tire & Rubber Co.	58,132	831,288
		858,520
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,437	22,503
PW Eagle, Inc.	514	17,733
		40,236
Satellite Telecom — 0.0%
Globalstar, Inc.	940	13,178
Loral Space & Communications, Inc.	492	20,034
		33,212
Savings & Loans/Thrifts — 0.7%
Abington Community Bancorp, Inc.	386	7,403
Anchor BanCorp Wisconsin, Inc.	920	26,514
BankAtlantic Bancorp, Inc. Class A	2,447	33,793
BankUnited Financial Corp. Class A	1,614	45,127
Berkshire Hills Bancorp, Inc.	422	14,120
BFC Financial Corp., Class A†	1,114	7,118
Brookline Bancorp, Inc.	3,027	39,866
Charter Financial Corp.	173	8,913
Citizens First Bancorp, Inc.	500	15,370
Clifton Savings Bancorp, Inc.	612	7,460
Dime Community Bancshares	1,185	16,602
Downey Financial Corp.	1,019	73,959
Fidelity Bankshares, Inc.	1,273	50,500
First Financial Holdings, Inc.	579	22,685
First Niagara Financial Group, Inc.	5,532	82,206
First Place Financial Corp.	827	19,426
FirstFed Financial Corp.†	833	55,786
Flagstar Bancorp, Inc.	1,894	28,107
Flushing Financial Corp.	923	15,756
Franklin Bank Corp.†	1,128	23,169
Home Federal Bancorp, Inc.	422	7,242
Horizon Financial Corp.	610	14,677
Investors Bancorp, Inc.	2,642	41,559
ITLA Capital Corp.†	271	15,694
Kearny Financial Corp.	1,045	16,783
KNBT Bancorp, Inc.	1,565	26,182
MAF Bancorp, Inc.	1,615	72,174
NASB Financial, Inc.	181	7,484
NewAlliance Bancshares, Inc.	5,439	89,200
Northwest Bancorp, Inc.	897	24,632
OceanFirst Financial Corp.	417	9,562
Partners Trust Financial Group, Inc.	2,157	25,107
PennFed Financial Services, Inc.	488	9,428
PFF BanCorp., Inc.	1,164	40,170
Provident Financial Services, Inc.	3,059	55,460
Provident New York Bancorp, Inc.	2,199	32,941
Rockville Financial, Inc.†	379	6,765
Roma Financial Corp.	516	8,545
Sterling Financial Corp.†	2,047	69,209
TierOne Corp.	953	30,124
United Community Financial Corp.	1,304	15,961
ViewPoint Financial Group	574	9,762
Wauwatosa Holdings, Inc.	525	9,356
Westfield Financial, Inc.	181	6,263
Willow Grove Bancorp, Inc.	672	10,026
WSFS Financial Corp.	281	18,807
		1,266,993
Schools — 0.1%
Capella Education Co.	191	4,666
Corinthian Colleges, Inc.†	4,283	58,377
DeVry, Inc.†	3,082	86,296
Educate, Inc.†	811	5,775
Lincoln Educational Services Corp.	172	2,320
Strayer Education, Inc.	724	76,780
Universal Technical Institute, Inc.†	1,229	27,296
		261,510
School-Day Care — 0.0%
Bright Horizons Family Solutions, Inc.†	1,314	50,799
Seismic Data Collection — 0.4%
Dawson Geophysical Co.	345	12,569
Input/Output, Inc.†	47,600	648,788
Veritas DGC, Inc.†	1,767	151,308
		812,665
Semiconductor Equipment — 1.7%
Asyst Technologies, Inc.†	2,323	16,981
ATMI, Inc.†	1,666	50,863
Axcelis Technologies, Inc.†	5,148	30,013
Brooks Automation, Inc.†	3,739	53,842
Cabot Microelectronics Corp.†	8,007	271,758
Cohu, Inc.	1,221	24,615
Credence Systems Corp.†	5,281	27,461
Entegris, Inc.†	6,714	72,646
FormFactor, Inc.†	2,303	85,787
Kulicke and Soffa Industries, Inc.†	88,013	739,309

23

LTX Corp.†	3,350	18,760
Mattson Technology, Inc.†	2,726	25,406
MKS Instruments, Inc.†	1,797	40,576
Nextest Systems Corp.	228	2,570
Photronics, Inc.†	2,159	35,278
Rudolph Technologies, Inc.†	35,832	570,445
Semitool, Inc.†	994	13,230
Tessera Technologies, Inc.†	2,238	90,281
Ultratech, Inc.†	1,301	16,236
Varian Semiconductor Equipment Associates, Inc.†	2,817	128,230
Veeco Instruments, Inc.†	1,600	29,968
Verigy, Ltd.	47,300	839,575
		3,183,830
Semiconductors Components-Intergrated Circuits — 0.8%
Anadigics, Inc.	2,244	19,882
Cirrus Logic, Inc.†	4,491	30,898
Emulex Corp.†	4,237	82,664
Exar Corp.†	44,752	581,776
Genesis Microchip, Inc.†	1,648	16,711
Hitte Microwave Corp.†	618	19,974
Integrated Device Technology, Inc.†	36,800	569,664
Micrel, Inc.†	3,211	34,615
Pericom Semiconductor Corp.†	1,467	16,826
Standard Microsystems Corp.†	1,125	31,478
Techwell, Inc.	222	3,565
TriQuint Semiconductor, Inc.†	7,083	31,873
		1,439,926
Software Tools — 0.0%
Altiris, Inc.†	1,119	28,400
Borland Software Corp.†	4,210	22,903
		51,303
Specified Purpose Acquisitions — 0.0%
Star Maritime Acquisition Corp.	956	9,378
Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc., Class A	1,181	17,561
Valmont Industries, Inc.	906	50,274
		67,835
Steel-Producers — 0.2%
AK Steel Holding Corp.†	5,530	93,457
Chaparral Steel Co.	2,264	100,227
Olympic Steel, Inc.	381	8,470
Ryerson, Inc.	1,354	33,972
Schnitzer Steel Industries, Inc., Class A	1,112	44,147
Shiloh Industries, Inc.	183	3,468
Steel Technologies, Inc.	517	9,073
Wheeling-Pittsburgh Corp.†	529	9,908
		302,722
Steel-Specialty — 0.1%
Oregon Steel Mills, Inc.†	1,749	109,155
Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	1,756	47,307
Sugar — 0.0%
Imperial Sugar Co.	552	13,364
Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	1,757	17,236
Telecom Equipment-Fiber Optics — 0.1%
Avanex Corp.	7,395	13,976
C-COR, Inc.†	2,521	28,084
Essex Corp.†	921	22,021
Finisar Corp.†	11,746	37,940
Harmonic, Inc.†	3,485	25,336
MRV Communications, Inc.†	5,919	20,953
Newport Corp.†	1,984	41,565
Oplink Communications, Inc.	788	16,201
Optical Communication Products, Inc.†	756	1,240
Sycamore Networks, Inc.†	9,293	34,942
		242,258
Telecom Services — 1.3%
Advanced Radio Telecom Corp.(4)	200	0
Allot Communications, Ltd.†	89,800	1,051,558
Cbeyond, Inc.	791	24,197
Commonwealth Telephone Enterprises, Inc.	1,052	44,037
Consolidated Commerce Holdings, Inc.	1,092	22,823
Eschelon Telecom, Inc.	425	8,419
Fairpoint Communications, Inc.	1,325	25,109
FiberTower Corp.	6,151	36,168
Iowa Telecommunications Services, Inc.	1,641	32,344
Lightbridge, Inc.	1,422	19,254
MasTec, Inc.†	2,132	24,603
NeuStar Inc., Class A†	28,800	934,272
NTELOS Holdings Corp.	742	13,267
Orbcomm, Inc.	456	4,170
Premiere Global Services, Inc.†	3,389	31,992
RCN Corp.†	1,454	43,838
SAVVIS, Inc.	1,623	57,957
Time Warner Telecom, Inc., Class A†	6,976	139,032
USA Mobility, Inc.†	1,406	31,452
Vonage Holdings Corp.	1,423	9,876
		2,554,368
Telecommunication Equipment — 1.4%
ADTRAN, Inc.	3,307	75,069
Anaren, Inc.†	38,220	678,787
Andrew Corp.†	7,750	79,283
Arris Group, Inc.†	46,437	580,927
CommScope, Inc.†	2,903	88,483
Comtech Telecommunications Corp.†	1,167	44,428
CPI International, Inc.	268	4,020
Ditech Networks, Inc.	1,455	10,069
North Pittsburgh Systems, Inc.	710	17,139
Optium Corp.	295	7,373
Plantronics, Inc.	2,375	50,350
Sirenza Microdevices, Inc.†	113,819	894,617
Sonus Networks, Inc.†	12,372	81,531
Symmetricom, Inc.†	2,194	19,570
Tekelec†	2,967	44,001
UTStarcom, Inc.†	5,982	52,343
		2,727,990
Telephone-Integrated — 0.2%
Alaska Communications Systems Group, Inc.	2,205	33,494
Atlantic Tele-Network, Inc.	304	8,907

24

Broadwing Corp.†	3,789	59,184
Cincinnati Bell, Inc.†	12,239	55,932
CT Communications, Inc.	1,054	24,158
General Communication, Inc., Class A†	2,684	42,220
Golden Telecom, Inc.	1,067	49,978
IDT Corp., Class B†	2,273	29,731
Shenandoah Telecom Co.	373	17,535
SureWest Communications	717	19,746
		340,885
Television — 0.0%
Lin TV Corp., Class A†	1,258	12,517
Sinclair Broadcast Group, Inc., Class A	2,474	25,977
		38,494
Textile-Apparel — 0.0%
Cherokee, Inc.	382	16,392
Perry Ellis International, Inc.†	409	16,769
		33,161
Theaters — 0.1%
Carmike Cinemas, Inc.	556	11,337
Regal Entertainment Group, Class A	10,000	213,200
		224,537
Therapeutics — 0.4%
Alnylam Pharmaceuticals, Inc.	1,764	37,750
Altus Pharmaceuticals, Inc.	329	6,202
Anadys Pharmaceuticals, Inc.	1,155	5,683
AtheroGenics, Inc.†	1,872	18,551
AVANIR Pharmaceuticals, Class A	1,679	3,878
AVI BioPharma, Inc.	2,479	7,883
Bioenvision, Inc.†	1,654	7,674
BioMarin Pharmaceutical, Inc.†	4,430	72,608
CV Therapeutics, Inc.†	2,799	39,074
Cypress Bioscience, Inc.†	1,440	11,160
Dendreon Corp.†	3,738	15,587
Genta, Inc.	6,506	2,879
Isis Pharmaceuticals, Inc.†	3,718	41,344
Mannkind Corp.†	1,455	23,993
Medarex, Inc.†	6,181	91,417
Medicines Co.†	2,455	77,872
MGI Pharma, Inc.†	3,809	70,124
Nabi Biopharmaceuticals†	2,891	19,601
Neurocrine Biosciences, Inc.†	1,742	18,152
NPS Pharmaceuticals, Inc.†	2,257	10,224
Nuvelo, Inc.†	2,447	9,788
Onyx Pharmaceuticals, Inc.†	2,065	21,848
Progenics Pharmaceuticals, Inc.†	1,053	27,104
Renovis, Inc.†	962	3,040
Tanox, Inc.†	1,243	24,736
Trimeris, Inc.†	1,041	13,231
Trubion Pharmaceuticals, Inc.	229	4,175
United Therapeutics Corp.†	1,154	62,743
		748,321
Tobacco — 0.1%
Alliance One International, Inc.	4,892	34,538
Universal Corp.	1,286	63,027
Vector Group, Ltd.	2,007	35,624
		133,189
Tools-Hand Held — 0.3%
Snap-on, Inc.	10,100	481,164
Toys — 0.1%
JAKKS Pacific, Inc.†	1,451	31,690
Leapfrog Enterprises, Inc.†	1,858	17,614
Marvel Entertainment, Inc.†	2,305	62,027
		111,331
Transactional Software — 0.1%
Bottomline Technologies, Inc.†	1,008	11,542
Innerworkings, Inc.	548	8,746
Open Solutions, Inc.†	1,029	38,731
Synchronoss Technologies, Inc.	297	4,075
Transaction Systems Architects, Inc.†	1,831	59,636
		122,730
Transport-Air Freight — 0.1%
ABX Air, Inc.†	3,140	21,760
Atlas Air Worldwide Holdings, Inc.†	1,009	44,901
EGL, Inc.†	1,562	46,516
		113,177
Transport-Equipment & Leasng — 0.3%
AMERCO†	521	45,332
Greenbrier Companies, Inc.	17,324	519,720
Interpool, Inc.	504	11,773
TAL International Group, Inc.	769	20,525
		597,350
Transport-Marine — 0.4%
American Commercial Lines, Inc.	1,522	99,706
Gulfmark Offshore, Inc.†	834	31,200
Horizon Lines, Inc. Class A	759	20,463
Kirby Corp.†	20,700	706,491
		857,860
Transport-Rail — 0.1%
Florida East Coast Industries, Inc.	1,683	100,307
Genesee & Wyoming, Inc., Class A†	1,818	47,704
RailAmerica, Inc.†	2,011	32,337
		180,348
Transport-Services — 0.1%
Bristow Group, Inc.	1,157	41,756
Dynamex, Inc.†	502	11,727
Hub Group, Inc., Class A†	1,980	54,549
Pacer International, Inc.	1,864	55,491
PHI, Inc.	637	20,849
Sirva, Inc.†	2,206	7,677
Universal Truckload Services, Inc.†	259	6,151
		198,200
Transport-Truck — 0.3%
Arkansas Best Corp.	9,966	358,776
Celadon Group, Inc.	1,062	17,789
Forward Air Corp.	1,569	45,391
Heartland Express, Inc.	3,060	45,961
Knight Transportation, Inc.	2,850	48,593
Marten Transport, Ltd.†	879	16,112

25

Old Dominion Freight Lines, Inc.†	1,463	35,214
P.A.M. Transportation Services, Inc.†	237	5,219
Patriot Transportation Holding, Inc.	69	6,442
Quality Distribution, Inc.	344	4,582
Saia, Inc.†	806	18,707
U.S. Xpress Enterprises, Inc., Class A†	418	6,884
USA Truck, Inc.†	381	6,115
Werner Enterprises, Inc.	2,606	45,553
		661,338
Travel Services — 0.0%
Ambassadors Group, Inc.	1,089	33,051
Ambassadors International, Inc.	322	14,690
		47,741
Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	746	23,074
Veterinary Products — 0.0%
PetMed Express, Inc.†	857	11,441

Vitamins & Nutrition Products — 0.1%
Mannatech, Inc.	722	10,635
NBTY, Inc.†	2,757	114,608
Tiens Biotech Group USA, Inc.†	133	523
USANA Health Sciences, Inc.†	432	22,317
		148,083
Water — 0.6%
American States Water Co.	862	33,291
Aqua America, Inc.	41,600	947,648
California Water Service Group	923	37,289
PICO Holdings, Inc.†	517	17,976
SJW Corp.	791	30,659
Southwest Water Co.	1,134	15,604
		1,082,467
Water Treatment Systems — 0.0%
Basin Water, Inc.	227	1,537
Web Hosting/Design — 0.1%
eCollege.com, Inc.†	989	15,478
Equinix, Inc.†	1,419	107,305
NIC, Inc.†	1,745	8,672
Terremark Worldwide, Inc.†	1,790	12,029
		143,484
Web Portals/ISP — 0.1%
EarthLink, Inc.†	6,315	44,837
Sohu.com, Inc.†	1,345	32,280
Trizetto Group, Inc.†	2,162	39,716
United Online, Inc.	3,165	42,031
		158,864
Wire & Cable Products — 0.1%
Belden CDT, Inc.	2,142	83,731
Encore Wire Corp.†	1,190	26,192
General Cable Corp.†	2,501	109,319
Insteel Industries, Inc.	618	10,994
Superior Essex, Inc.†	1,006	33,449
		263,685

Wireless Equipment — 0.7%
Audiovox Corp., Class A†	742	10,455
Calamp Corp.†	1,027	8,668
Carrier Access Corp.†	924	6,061
EMS Technologies, Inc.	827	16,565
ID Systems, Inc.	502	9,448
Interdigital Communications Corp.†	2,605	87,398
Novatel Wireless, Inc.†	1,476	14,273
Powerwave Technologies, Inc.†	6,181	39,867
Radyne Corp.†	86,619	930,288
RF Micro Devices, Inc.†	9,370	63,622
Stratex Networks, Inc.	4,467	21,576
ViaSat, Inc.†	1,157	34,490
Wireless Facilities, Inc.†	2,350	6,697
		1,249,408
X-Ray Equipment — 0.1%
Hologic, Inc.†	2,589	122,408
Total Common Stock (cost $160,784,690)		177,564,293
EXCHANGE TRADED FUNDS — 0.4%
Index Fund — 0.4%
iShares Nasdaq Biotechnology Index Fund	8,700	676,512
Index Fund-Small Cap — 0.0%
iShares Russell 2000 Index Fund	800	62,440

Total Exchange Traded Funds (cost $683,453)		738,952
WARRANTS — 0.0%
Enterprise Software/Service — 0.0%
MicroStrategy, Inc. (expires 06/24/07)
(cost $0)	18	1
CORPORATE BONDS & NOTES — 0.0%
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14 (cost $9,000)	9,000	8,437
Rights† — 0.0%
Affordable Residential (expires 01/23/07)	1,605	1,471
Revlon, Inc. (expires 01/19/07)	7,138	357
Total Rights (cost $0)
		1,828
Total Long-Term Investment Securities (cost $161,477,143)		178,313,511
SHORT-TERM INVESTMENT SECURITIES — 0.8%
U.S. Government Agencies — 0.7%
Federal Home Loan Bank Cons. Disc. Notes 4.80% due 01/03/07	1,300,000	1,299,653
U.S. Government Treasuries — 0.1%
United States Treasury Bills 4.80% due 03/15/07(1)	170,000	168,379
Total Short-Term Investment Securities (cost $1,467,999)		1,468,032
REPURCHASE AGREEMENTS — 7.1%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $271,110 and collateralized by $240,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $276,897	271,000	271,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $4,061,353 and collateralized by $4,235,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.00%, due 12/14/18 and having an approximate value of $4,145,006	4,060,000	4,060,000

26

Security Description	Principal Amount	Value (Note 2)
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	$9,460,000	$9,460,000
Total Repurchase Agreements (cost $13,791,000)		13,791,000
TOTAL INVESTMENTS (cost $176,736,142)(3)	100.3%	193,572,543
Liabilities in excess of other assets	(0.3)	(536,031)
NET ASSETS	100.0%	$193,036,512

†	Non-income producing security
(1)	The security was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreement
(3)	See Note 4 for cost of investments on a tax basis
(4)	Fair valued security; see Note 1
(5)

To the extent permitted by the Statement of Additional Information, the Small Cap Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2006, the Small Cap Portfolio held the following restricted securities:

	Acquisition		Acquisition	Market	Market	% of Net
Name	Date	Shares	Cost	Price	Value	Assets

IPCS, Inc.	06/30/2006	581	$28,182	$48.26	$28,039	0.0%
	09/14/2006	63	3,268	51.86	3,267	0.0
	09/21/2006	30	1,575	52.48	1,574	0.0
	09/28/2006	16	850	53.08	850	0.0
	10/10/2006	24	1,304	54.30	1,303	0.0
	10/16/2006	38	2,079	54.70	2,079	0.0
	10/30/2006	35	1,889	53.96	1,889	0.0
	12/15/2006	64	3,332	52.05	3,331	0.0

ADR	American Depository Receipt

See Notes to Portfolio of Investments

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	December 31,2006	(Depreciation)
4 Long	Russell 2000 Index	March 2007	$1,602,730	$1,589,800	$(12,930)

27

SEASONS SERIES TRUST

INTERNATIONAL EQUITY

PORTFOLIO

Portfolio of Investments — December 31, 2006

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 95.1%

Australia — 2.6%
ABC Learning Centers, Ltd.	3,047	$20,203
AGL Energy, Ltd.†	3,243	41,419
Alinta, Ltd.	4,118	38,421
Alumina, Ltd.	230,054	1,151,301
Amcor, Ltd.	7,784	44,546
AMP, Ltd.	16,095	128,316
Ansell, Ltd.	1,297	11,518
APN News & Media, Ltd.	2,367	11,304
Aristocrat Leisure, Ltd.	3,023	37,941
ASX, Ltd.	1,469	44,237
Australia and New Zealand Banking Group, Ltd.	15,795	351,716
Axa Asia Pacific Holdings, Ltd.	7,501	43,163
Babcock & Brown, Ltd.	1,960	38,369
BHP Billiton, Ltd.	30,089	600,894
Billabong International, Ltd.	1,426	19,586
BlueScope Steel, Ltd.	6,014	40,920
Boral, Ltd.	5,043	30,373
Brambles, Ltd.†	18,945	191,863
Caltex Australia, Ltd.	1,160	21,060
Centro Properties Group	7,054	50,670
CFS Retail Property Trust(3)	11,713	21,542
Challenger Financial Services Group, Ltd.	3,516	11,434
Coca-Cola Amatil, Ltd.	192,434	1,178,727
Cochlear, Ltd.	471	21,563
Coles Myer, Ltd.	9,753	107,779
Commonwealth Bank of Australia	11,044	431,346
Commonwealth Property Office Fund(3)	12,526	14,534
Computershare, Ltd.	3,867	27,167
CSL, Ltd.	1,567	80,857
CSR, Ltd.	7,776	23,017
DB RREEF Trust	22,913	32,103
Downer EDI, Ltd.	174,060	960,386
Foster’s Group, Ltd.	17,375	94,908
Futuris Corp., Ltd.	5,280	8,211
Goodman Fielder, Ltd.	9,124	15,989
GPT Group	16,693	73,789
Harvey Norman Holdings, Ltd.	4,551	13,651
Iluka Resources, Ltd.	2,003	10,514
ING Industrial Fund	7,162	13,398
Insurance Australia Group, Ltd.	13,728	68,810
Investa Property Group	13,130	26,014
John Fairfax Holdings, Ltd.	8,695	33,150
Leighton Holdings, Ltd.	1,195	19,073
Lend Lease Corp., Ltd.	3,096	45,064
Lion Nathan, Ltd.	2,528	16,283
Macquarie Airports Management, Ltd.	5,819	16,536
Macquarie Bank, Ltd.	2,148	133,828
Macquarie Communications Infrastructure Group	2,718	13,516
Macquarie Goodman Group	11,965	71,779
Macquarie Infrastructure Group	21,785	59,498
Macquarie Office Trust	16,938	20,590
Mayne Group, Ltd.	5,536	16,605
Mayne Pharma, Ltd.	5,475	17,589
Mirvac Group	8,472	37,382
Multiplex Group	5,405	17,023
National Australia Bank, Ltd.	13,854	441,801
Newcrest Mining, Ltd.	2,867	59,632
OneSteel, Ltd.	4,899	18,098
Orica, Ltd.	2,660	51,022
Origin Energy, Ltd.	6,838	44,638
Pacific Brands, Ltd.	4,329	8,919
Paladin Resources, Ltd.†	3,609	25,354
PaperlinX, Ltd.	3,839	11,909
Perpetual, Ltd.	350	21,607
Publishing & Broadcasting, Ltd.	1,165	19,633
Qantas Airways, Ltd.	8,245	33,973
QBE Insurance Group, Ltd.	6,917	157,519
Rinker Group, Ltd.	7,814	111,332
Rio Tinto, Ltd.	2,459	144,217
Santos, Ltd.	5,129	39,959
Sonic Healthcare, Ltd.	2,287	26,862
Stockland	11,777	76,972
Suncorp-Metway, Ltd.	4,791	76,959
Sydney Roads Group	8,038	8,375
TABCORP Holdings, Ltd.	4,518	60,092
Tattersall’s, Ltd.	9,395	28,996
Telstra Corp., Ltd.	18,207	59,499
Toll Holdings, Ltd.	4,620	66,627
Tower Australia Group, Ltd.†	265	638
Transurban Group	7,177	43,169
Wesfarmers, Ltd.	3,252	96,364
Westfield Group	12,958	214,694
Westpac Banking Corp.	15,829	302,870
Woodside Petroleum, Ltd.	4,015	120,780
Woolworths, Ltd.	10,192	192,277
WorleyParsons, Ltd.	1,234	20,728
Zinifex, Ltd.	4,190	62,146
		9,319,136

Austria — 0.9%
Andritz AG	83	18,001
Boehler-Uddeholm AG	350	24,533
Bwin Interactive Entertainment AG†	196	4,202
Erste Bank der Oesterreichischen Sparkassen AG	16,817	1,289,778
Flughafen Wien AG	89	8,741
Immoeast AG†	2,391	33,614
Immofinanz Immobilien Anlagen AG†	3,851	54,902
Mayr-Melnhof Karton AG	36	6,748
Meinl European Land, Ltd.†	1,935	49,681
Oesterreichische Elektrizitaetswirtschafts AG, Class A	663	35,375
OMV AG	1,419	80,527
Raiffeisen International Bank Holding AG	306	46,659
RHI AG†	219	11,188
Telekom Austria AG	47,833	1,281,782
Voestalpine AG	749	42,288
Wiener Staedtische Versicherung AG	270	18,961
Wienerberger AG	605	35,938
		3,042,918

Belgium — 1.4%
Agfa Gevaert NV	831	21,237
Barco NV	96	8,744

Bekaert NV	110	13,751
Belgacom SA	1,400	61,670
Cofinimmo	55	11,050
Colruyt SA	136	29,047
Compagnie Maritime Belge SA	134	5,768
Delhaize Group	19,671	1,639,798
Dexia	4,939	135,284
Euronav NV	157	4,692
Fortis	10,080	430,053
Group Bruxelles Lambert SA	633	76,081
InBev NV	30,330	1,999,454
KBC Groep NV	1,576	193,269
Mobistar SA	271	23,128
Omega Pharma SA	164	12,372
S.A D’Ieteren NV	23	8,188
Solvay SA	545	83,598
Total SA	288	4
UCB SA	753	51,638
Umicore	212	36,101
		4,844,927

Brazil — 0.3%
Tim Participacoes SA ADR	35,348	1,223,748

Canada — 1.3%
Addax Petroleum Corp.	12,799	359,336
Alcan, Inc.	38,395	1,871,372
Bank of Nova Scotia	37,254	1,664,394
OPTI Canada, Inc.	47,770	810,265
		4,705,367

Cayman Islands — 0.8%
Agile Property Holdings, Ltd.	878,000	822,882
ASM Pacific Technology, Ltd.	1,500	8,350
Foxconn International Holdings, Ltd.†	17,000	55,950
Hutchison Telecommunications International, Ltd.†	12,000	30,331
Kingboard Chemical Holdings, Ltd.	4,500	17,674
Melco PBL Entertainment Macau, Ltd. ADR†	23,200	493,232
Solomon Systech International, Ltd.	20,000	3,111
Xinhua Finance, Ltd.	2,690	1,530,297
		2,961,827

Cyprus — 0.7%
Bank of Cyprus Public Co., Ltd.	188,940	2,583,890

Denmark — 0.2%
AP Moller - Maersk A/S	9	84,761
Bang & Olufsen A/S, Class B	80	10,310
Carlsberg A/S	250	24,828
Codan A/S	125	12,149
Coloplast A/S	219	19,811
D/S Torm A/S	100	6,550
Danisco A/S	398	33,890
Danske Bank A/S	4,109	182,580
DSV A/S	175	31,971
East Asiatic Co., Ltd. A/S	150	8,391
FLSmidth & Co A/S	380	24,150
GN Store Nord A/S	1,700	25,129
H. Lundbeck A/S	500	13,786
Jyske Bank A/S†	525	37,269
NKT Holding A/S	175	15,475
Novo-Nordisk A/S (London)†	300	24,988
Novo-Nordisk A/S (Copenhagen)	1,725	143,679
Novozymes A/S	404	34,759
Sydbank A/S	550	26,289
Topdanmark A/S†	150	24,802
TrygVesta AS	250	19,097
Vestas Wind Systems A/S†	1,537	64,962
William Demant Holding A/S†	250	20,270
		889,896

Egypt — 0.5%
Orascom Telecom Holding SAE GDR	25,786	1,701,876

Finland — 0.4%
Amer Sports Oyj	614	13,519
Cargotec Corp., Class B	327	18,173
Elisa Oyj	1,285	35,197
Fortum Oyj	3,798	108,092
KCI Konecranes Oyj	487	14,336
Kesko Oyj, Class B	563	29,742
Kone Oyj, Class B	656	37,184
Metso Corp.	1,096	55,325
Neste Oil Oyj	1,102	33,502
Nokia Oyj	35,242	720,148
Nokian Renkaat Oyj	892	18,275
OKO Bank
Class A	814	13,646
Orion Oyj†	730	15,852
Outokumpu Oyj	857	33,554
Rautaruukki Oyj	717	28,536
Sampo Oyj, Class A	3,640	97,445
SanomaWSOY Oyj	551	15,529
Stora Enso Oyj, Class R	4,999	79,187

2

TietoEnator Oyj	652	21,035
UPM-Kymmene Oyj	4,502	113,628
Uponor Oyj	471	17,633
Wartsila Corp., Class B	548	29,521
YIT Oyj	1,080	29,867
		1,578,926

France — 8.0%
Accor SA	1,735	134,440
Air France-KLM	1,043	43,907
Alcatel SA	19,863	285,800
Alstom†	945	128,113
Atos Origin SA†	579	34,340
AXA	36,933	1,495,267
BNP Paribas SA	16,312	1,779,674
Bouygues SA	1,752	112,468
Business Objects SA†	829	32,534
Cap Gemini SA	1,079	67,727
Carrefour SA	19,891	1,206,252
Casino Guichard-Perrachon SA	373	34,664
CNP Assurances	356	39,757
Compagnie de St. Gobain	2,715	228,118
Compagnie Generale des Etablissements Michelin, Class B	1,233	118,003
Credit Agricole SA	32,780	1,378,622
Dassault Systemes SA	494	26,215
Essilor International SA	846	90,960
France Telecom SA	64,757	1,790,858
Gaz de France	1,693	77,884
Gecina SA	106	20,289
Groupe Danone	2,041	309,297
Hermes International	550	68,791
Imerys SA	273	24,289
Klepierre	158	29,825
L’Air Liquide SA	1,036	246,026
L’Oreal SA	2,476	248,075
Lafarge SA	11,804	1,756,077
Lagardere SCA	1,040	83,744
LVMH Moet Henessy Louis Vuitton SA	2,108	222,474
M6-Metropole Television	566	20,218
Neopost SA	274	34,415
PagesJaunes Groupe SA	109	2,168
Pernod Ricard SA	647	148,609
PPR	568	84,876
PSA Peugeot Citroen	1,311	86,875
Publicis Groupe	1,195	50,400
Renault SA	1,593	191,358
Safran SA	1,435	33,301
Sanofi-Aventis	41,819	3,861,462
Schneider Electric SA	7,297	810,085
SCOR	8,662	25,613
Societe BIC SA	238	16,573
Societe Des Autoroutes Paris-Rhin-Rhone	194	15,494
Societe Generale	3,171	538,304
Societe Television Francaise 1	1,016	37,700
Sodexho Alliance SA	821	51,511
Suez SA† (Brussels)	833	11
Suez SA (Virt-x)	8,753	453,279
Technip SA	19,012	1,305,033
Thales SA	739	36,855
Thomson	2,237	43,733
Total SA	52,934	3,818,698
Ub Soft Entertainment	34,117	1,151,574
Unibail	394	96,271
Valeo SA	599	24,931
Vallourec SA	341	99,165
Veolia Environnement	2,457	189,412
Vinci SA	22,324	2,852,580
Vivendi Universal SA	9,941	388,561
Zodiac SA	352	23,651
		28,607,206

Germany — 8.5%
Adidas AG	35,238	1,755,046
Allianz SE	9,676	1,976,719
Altana AG	603	37,412
BASF AG	4,208	410,220
Bayer AG	6,249	335,404
Beiersdorf AG	433	28,076
Bilfinger Berger AG	21,666	1,587,883
Celesio AG	731	39,216
Commerzbank AG	5,373	204,622
Continental AG	1,129	131,299
DaimlerChrysler AG	7,887	487,246
Deutsche Bank AG	4,469	597,835
Deutsche Boerse AG	877	161,404
Deutsche Lufthansa AG	1,969	54,193
Deutsche Post AG (Xatra)	54,332	1,638,107
Deutsche Post AG† (London)	395	11,779
Deutsche Postbank AG	705	59,533
Deutsche Telekom AG	98,299	1,795,873
Douglas Holding AG	269	13,909
E.ON AG	30,170	4,095,298
Fresenius Medical Care AG	19,567	2,607,997
Hannover Rueckversicherung AG	13,215	611,952
Heidelberger Druckmaschinen AG	499	23,634
Henkel KGaA	11,287	1,472,062
Hochtief AG	360	26,232
Hypo Real Estate Holding AG	1,152	72,598
Infineon Technologies AG†	6,496	91,581
IVG Immobilien AG	748	32,130
KarstadtQuelle AG†	543	15,741
Linde AG	12,579	1,299,500
MAN AG	1,091	98,594
Merck KGaA	13,425	1,391,860
Metro AG	1,394	88,898
MLP AG	513	10,185
Muenchener Rueckversicherungs-Gesellschaft AG	1,777	305,930
Premiere AG†	563	9,438
Puma AG Rudolf Dassler Sport	101	39,420
Rheinmetall AG	9,662	733,119
RWE AG	8,826	972,839

3

Salzgitter AG	352	46,024
SAP AG	30,332	1,612,001
Siemens AG	19,784	1,962,347
Solarworld AG	311	19,541
Suedzucker AG	568	13,744
Symrise AG	36,478	938,979
ThyssenKrupp AG	3,099	146,002
TUI AG	1,834	36,654
Volkswagen AG	1,465	166,100
Wincor Nixdorf AG	134	20,848
		30,287,024

Gibraltar — 0.0%
PartyGaming PLC	8,606	5,350

Greece — 1.9%
Alpha Bank A.E.	3,160	95,524
Athens Stock Exchange SA	392	7,213
Coca-Cola Hellenic Bottling Co. SA	931	36,378
Cosmote Mobile Telecommunications SA	861	25,459
EFG Eurobank Ergasias	1,977	71,611
Emporiki Bank Of Greece SA	20	615
Folli-Follie SA	141	5,565
Greek Postal Savings Bank	38,713	912,701
Hellenic Petroleum SA	920	12,679
Hellenic Technodomiki Tev SA	1,025	11,447
Hellenic Telecommunications Organization SA†	27,784	834,752
Intracom Holdings SA†	740	5,021
Motor Oil Hellas Corinth Refineries SA	380	9,792
National Bank of Greece SA	62,556	2,881,939
OPAP SA	31,961	1,235,327
Piraeus Bank SA	20,988	676,561
Public Power Corp.	898	22,760
Technical Olympic SA	684	2,293
Titan Cement Co. SA	494	26,932
Viohalco	858	10,692
		6,885,261

Hong Kong — 1.8%
Bank of East Asia, Ltd.	12,400	70,463
BOC Hong Kong Holdings, Ltd.	31,500	85,652
Cathay Pacific Airways, Ltd.	8,000	19,747
Cheung Kong (Holdings), Ltd.	13,000	160,196
Cheung Kong Infrastructure Holding, Inc.	4,000	12,393
China Unicom, Ltd.	1,039,020	1,522,804
CLP Holdings, Ltd.	15,400	114,040
Esprit Holdings, Ltd.	144,500	1,617,156
Galaxy Entertainment Group, Ltd.	621,000	581,217
Giordano International, Ltd.	12,000	6,557
Hang Lung Properties, Ltd.	19,000	47,535
Hang Seng Bank, Ltd.	6,500	88,831
Henderson Land Development Co., Ltd.	7,000	39,102
Hong Kong & China Gas Co., Ltd.	30,392	68,377
Hong Kong Exchanges & Clearing, Ltd.	9,000	99,045
HongKong Electric Holdings, Ltd.	11,500	56,108
Hopewell Holdings, Ltd.	5,000	17,549
Hutchison Whampoa, Ltd.	18,300	185,863
Hysan Development Co., Ltd.	5,000	13,081
Johnson Electric Holdings, Ltd.	12,500	8,565
Kerry Properties, Ltd.	4,000	18,693
Li & Fung, Ltd.	19,200	59,859
Link REIT	18,000	37,211
Melco International Development	174,000	413,844
MTR Corp., Ltd.	11,500	28,771
New World Development Co., Ltd.	21,126	42,533
Noble Group, Ltd.	8,000	5,738
Orient Overseas International, Ltd.	2,100	13,364
PCCW, Ltd.	30,923	18,804
Shangri-La Asia, Ltd.	10,000	26,098
Shun Tak Holdings, Ltd.	8,000	12,239
Sino Land Co., Ltd.	10,000	23,347
Sun Hung Kai Properties, Ltd.	11,323	130,141
Swire Pacific, Ltd., Class A	8,000	86,291
Techtronic Industries Co., Ltd.	616,500	797,345
Television Broadcasts, Ltd.	2,000	12,214
Texwinca Holdings, Ltd.	4,000	2,777
Wharf Holdings, Ltd.	10,000	36,898
Wing Hang Bank, Ltd.	1,500	17,645
Yue Yuen Industrial Holdings, Ltd.	5,500	17,395
		6,615,488

India — 0.1%
Reliance Capital, Ltd.	1,238	17,008
Reliance Communications, Ltd.	24,770	263,930
Reliance Natural Resources, Ltd.	24,770	12,396
		293,334

Indonesia — 0.5%
PT Indosat Tbk	2,304,000	1,729,249

Ireland — 1.0%
Allied Irish Banks PLC	7,534	223,768
Bank of Ireland (London)	632	14,600
Bank of Ireland(Dublin)	7,766	179,401
C&C Group PLC	2,671	47,423
CRH PLC (Dublin)	4,511	187,813
CRH, PLC (Virt-x)	37,318	1,555,682
DCC PLC	688	23,386
Depfa Bank PLC	3,037	54,322
Elan Corp. PLC (London)†	176	2,486
Elan Corp. PLC (Dublin)†	3,523	49,993
Fyffes PLC	2,710	6,368
Grafton Group PLC (Ireland)†	1,947	32,538
Greencore Group PLC	1,355	8,371
IAWS Group PLC (London)	811	20,683
IAWS Group PLC (Dublin)	111	2,843
Independent News & Media PLC (London)	230	914
Independent News & Media PLC (Dublin)	4,657	18,504
Irish Life & Permanent PLC	40,359	1,118,794
Kerry Group PLC	1,111	27,762
Kingspan Group PLC (Dublin)	1,045	27,686
Kingspan Group PLC (London)	50	1,327
Paddy Power PLC (London)	360	7,218
Paddy Power PLC (Dublin)	29	576
Ryanair Holdings PLC†	447	36,430
		3,648,888

4

Israel — 0.2%
Teva Pharmaceutical Industries, Ltd. ADR	19,050	592,074

Italy — 2.5%
Alleanza Assicurazioni SpA	3,641	48,592
Arnoldo Mondadori Editore SpA	1,003	10,486
Assicurazione Generali SpA	8,242	361,973
Autogrill SpA	875	16,090
Autostrade SpA	2,463	70,845
Banca Intesa SpA (London)	33,656	259,901
Banca Intesa SpA (Milan)	8,026	58,589
Banca Monte dei Paschi di Siena SpA	9,483	61,370
Banca Popolare di Milano Scarl	3,572	62,005
Banche Popolari Unite Scrl	2,964	81,461
Banco Popolare di Verona e Novara Scrl	3,229	92,708
Benetton Group SpA	545	10,403
Bulgari SpA	1,282	18,192
Capitalia SpA	14,516	137,390
Enel SpA	37,182	383,577
Eni SpA	22,408	753,690
Fiat SpA†	4,699	89,818
Finmeccanica SpA	2,555	69,242
Fondiaria-Sai SpA	635	30,378
Gruppo Editoriale L’Espresso SpA	1,494	8,125
Italcementi SpA	609	17,180
Lottomatica SpA	514	21,386
Luxottica Group SpA	1,185	36,416
Mediaset SpA	73,088	867,354
Mediobanca SpA	77,031	1,819,141
Mediolanum SpA	2,195	17,892
Pirelli & C. SpA	24,774	24,674
SanPaolo IMI SpA	9,583	222,641
Seat Pagine Gialle SpA	35,077	20,906
Snam Rete Gas SpA	8,416	47,743
Telecom Italia SpA	92,141	278,534
Telecom Italia SpA (Milan)	51,869	131,599
Terna Rete Elettrica Nazionale SpA	10,328	35,004
Tiscali SpA†	2,218	7,408
UniCredito Italiano SpA	302,810	2,654,170
		8,826,883

Japan — 17.8%
Access Co., Ltd.†	2	9,226
ACOM Co., Ltd.	610	20,503
Aderans Co., Ltd.	300	7,449
Advantest Corp.	1,300	74,501
Aeon Co., Ltd.	5,400	116,844
Aeon Credit Service Co., Ltd.	700	13,264
AIFUL Corp.	650	18,298
Aisin Seiki Co., Ltd.	1,600	53,645
Ajinomoto Co., Inc.	5,000	66,090
Alfresa Holdings Corp.	200	12,084
All Nippon Airways Co., Ltd.	5,000	17,688
Alpen Co., Ltd.	31,200	888,769
Alps Electric Co., Ltd.	1,400	15,188
Amada Co., Ltd.	3,000	31,789
Amano Corp.	500	6,277
Aoyama Trading Co., Ltd.	500	14,999
Arrk Corp.	500	7,533
Asahi Breweries, Ltd.	3,100	49,624
Asahi Glass Co., Ltd.	8,000	96,130
Asahi Kasei Corp.	10,000	65,459
Asatsu-DK, Inc.	300	9,529
Asics Corp.	1,000	12,554
Astellas Pharma, Inc.	4,500	204,571
Autobacs Seven Co., Ltd.	200	7,311
Bank of Fukuoka, Ltd.	5,000	36,469
Bank Of Kyoto, Ltd.	2,000	18,655
Benesse Corp.	500	19,033
Bridgestone Corp.	5,200	116,012
Canon Marketing Japan, Inc.	600	13,638
Canon, Inc.	9,100	512,331
Casio Computer Co., Ltd.	1,900	43,107
Central Glass Co., Ltd.	1,000	5,731
Central Japan Railway Co.	13	134,364
Chiyoda Corp.	1,000	19,579
Chubu Electric Power Co., Inc.	5,600	167,522
Chugai Pharmaceutical Co., Ltd.	2,400	49,511
Circle K Sunkus Co., Ltd.	400	7,109
Citizen Watch Co., Ltd.	3,100	23,731
Coca-Cola West Japan Co., Ltd.	500	11,575
COMSYS Holdings Corp.	1,000	11,075
Credit Saison Co., Ltd.	52,600	1,812,193
CSK Holdings Corp.	600	25,612
Dai Nippon Printing Co., Ltd.	5,000	77,224
Daicel Chemical Industries, Ltd.	2,000	14,100
Daido Steel Co., Ltd.	3,000	19,940
Daifuku Co., Ltd.	500	7,937
Daiichi Sankyo Co., Ltd.	6,200	193,807
Daikin Industries, Ltd.	2,000	69,577
Daimaru, Inc.	2,000	27,108
Dainippon Ink and Chemicals, Inc.	5,000	19,495
Dainippon Screen Manufacturing Co., Ltd.	2,000	17,966
Daito Trust Construction Co., Ltd.	700	32,116
Daiwa House Industry Co., Ltd.	5,000	86,971
Daiwa Securities Group, Inc.	11,000	123,398
Denki Kagaku Kogyo Kabushiki Kaisha	4,000	16,638
Denso Corp.	4,500	178,480
Dentsu, Inc.	15	43,990
Don Quijote Co, Ltd.	74,500	1,424,205
Dowa Mining Co., Ltd.	2,000	17,109
eAccess, Ltd.	11	6,212
East Japan Railway Co.	218	1,456,325
Ebara Corp.	3,000	11,495
Edion Corp.	600	8,899
Eisai Co., Ltd.	20,100	1,104,609
Electric Power Development Co., Ltd.	1,300	57,241
Elpida Memory, Inc.†	800	43,965
FamilyMart Co., Ltd.	500	13,613
Fanuc, Ltd.	29,000	2,856,014
Fast Retailing Co., Ltd.	400	38,183
Fuji Electric Holdings Co., Ltd.	5,000	27,100
Fuji Photo Film Co., Ltd.	4,100	168,472
Fuji Soft ABC, Inc.	300	7,109
Fuji Television Network, Inc.	4	9,142

5

Fujikura, Ltd.	3,000	26,394
Fujitsu, Ltd.	16,000	125,575
Furukawa Electric Co., Ltd.	5,000	31,427
Glory, Ltd.	500	8,802
Goodwill Group, Inc.	11	8,966
Gunma Bank, Ltd.	3,000	18,024
Gunze, Ltd.	2,000	10,050
Hakuhodo DY Holdings, Inc.	210	13,641
Hankyu Department Stores, Inc.	1,000	8,336
Hankyu Hanshin Holdings, Inc.	9,800	55,998
Haseko Corp.†	6,500	23,268
Hikari Tsushin, Inc.	200	8,790
Hino Motors, Ltd.	2,000	10,285
Hirose Electric Co., Ltd.	300	34,057
Hitachi Cable, Ltd.	1,000	5,613
Hitachi Capital Corp.	400	7,630
Hitachi Chemical Co., Ltd.	900	24,806
Hitachi Construction Machinery Co., Ltd.	800	21,512
Hitachi High-Technologies Corp.	500	14,873
Hitachi Metals, Ltd.	135,000	1,437,293
Hitachi, Ltd.	28,000	174,581
Hokkaido Electric Power Co., Inc.	1,500	38,318
Hokuhoku Financial Group, Inc.	10,000	36,637
Honda Motor Co., Ltd.	13,300	525,272
House Foods Corp.	600	9,892
Hoya Corp.	3,500	136,465
Ibiden Co., Ltd.	1,100	55,460
Index Corp.	9	5,294
Inpex Holdings, Inc.†	7	57,527
Isetan Co., Ltd.	1,600	28,906
Ishikawajima-Harima Heavy Industries Co., Ltd.	10,000	33,864
Ito En, Ltd.	500	15,293
Itochu Corp.	13,000	106,727
ITOCHU Techno-Solutions Corp.	300	15,957
Jafco Co., Ltd.	300	14,823
Japan Airlines Corp.†	7,000	12,470
Japan Prime Reality Investment Corp.	4	14,520
Japan Real Estate Investment Corp.	3	32,268
Japan Retail Fund Investment Corp.	3	24,453
Japan Steel Works, Ltd.	3,000	23,444
Japan Tobacco, Inc.	38	183,606
JFE Holdings, Inc.	34,700	1,787,412
JGC Corp.	2,000	34,368
JS Group Corp.	2,200	46,309
JSR Corp.	1,500	38,822
JTEKT Corp.	1,600	33,948
Jupiter Telecommunications Co.	2,067	1,667,426
K.K. DaVinci Advisors†	9	8,924
Kajima Corp.	8,000	35,091
Kaken Pharmaceutical Co., Ltd.	1,000	7,806
Kamigumi Co., Ltd.	2,000	16,369
Kaneka Corp.	3,000	27,327
Kansai Paint Co., Ltd.	2,000	15,831
Kao Corp.	4,000	107,895
Katokichi Co., Ltd.	1,000	8,100
Kawasaki Heavy Industries, Ltd.	11,000	41,318
Kawasaki Kisen Kaisha, Ltd.	4,000	31,293
KDDI Corp.	20	135,625
Keihin Electric Express Railway Co., Ltd.	4,000	27,562
Keio Corp.	5,000	32,352
Keisei Electric Railway Co., Ltd.	2,000	11,378
Keyence Corp.	300	74,341
Kikkoman Corp.	1,000	12,075
Kinden Corp.	1,000	8,092
Kintetsu Corp.	14,000	40,822
Kirin Brewery Co., Ltd.	7,000	110,054
Kobe Steel, Ltd.	24,000	82,282
Kokuyo Co., Ltd.	700	11,064
Komatsu, Ltd.	7,600	154,229
Konami Corp.	800	24,201
Konica Minolta Holdings, Inc.†	4,000	56,468
Kose Corp.	300	9,075
Kubota Corp.	9,000	83,341
Kuraray Co., Ltd.	3,000	35,393
Kurita Water Industries, Ltd.	900	19,436
Kyocera Corp.	1,400	131,994
Kyowa Hakko Kogyo Co., Ltd.	3,000	25,688
Kyushu Electric Power Co., Inc.	3,200	84,433
LAWSON, Inc.	500	17,898
LEOPALACE21 Corp.	1,100	35,125
Mabuchi Motor Co., Ltd.	200	11,899
Makita Corp.	900	27,604
Marubeni Corp.	13,000	65,980
Marui Co., Ltd.	2,600	30,325
Matsui Securities Co., Ltd.	1,000	7,588
Matsumotokiyoshi Co., Ltd.	300	6,668
Matsushita Electric Industrial Co., Ltd.	16,000	319,314
Matsushita Electric Works, Ltd.	3,000	34,763
MEDICEO Holdings Co., Ltd.	1,400	26,528
Meiji Dairies Corp.	2,000	15,747
Meiji Seika Kaisha, Ltd.	3,000	14,344
Meitec Corp.	300	9,100
Millea Holdings, Inc.	46,100	1,626,990
Minebea Co., Ltd.	3,000	20,974
Miraca Holdings, Inc.	28,400	653,888
Mitsubishi Chemical Holdings Corp.	10,000	63,023
Mitsubishi Corp.	11,500	216,461
Mitsubishi Electric Corp.	16,000	146,011
Mitsubishi Estate Co., Ltd.	10,000	258,813
Mitsubishi Gas Chemical Co., Inc.	3,000	31,385
Mitsubishi Heavy Industries, Ltd.	27,000	122,743
Mitsubishi Logistics Corp.	1,000	15,520
Mitsubishi Materials Corp.	8,000	30,049
Mitsubishi Rayon Co., Ltd.	5,000	33,612
Mitsubishi Securities Co., Ltd.	2,000	22,218
Mitsubishi UFJ Financial Group, Inc.	73	901,727
Mitsui & Co., Ltd.	13,000	194,446
Mitsui Chemicals, Inc.	5,000	38,486
Mitsui Engineering & Shipbuilding Co., Ltd.	6,000	19,512
Mitsui Fudosan Co., Ltd.	7,000	170,875
Mitsui Mining & Smelting Co., Ltd.	5,000	25,041
Mitsui O.S.K. Lines, Ltd.	9,000	88,786
Mitsui Sumitomo Insurance Co., Ltd.	10,000	109,407
Mitsui Trust Holdings, Inc.	5,000	57,393
Mitsukoshi, Ltd.	3,000	14,041

6

Mitsumi Electric Co., Ltd.	600	13,210
Mizuho Financial Group, Inc.	80	571,405
Murata Manufacturing Co., Ltd.	1,700	114,995
NamCo Bandai Holdings, Inc.	1,700	24,928
NEC Corp.	17,000	81,282
NEC Electronics Corp.†	300	8,773
Net One Systems Co., Ltd.	4	5,277
NGK Insulators, Ltd.	2,000	30,889
NGK Spark Plug Co., Ltd.	1,000	18,823
NHK Spring Co., Ltd.	1,000	10,512
Nichirei Corp.	2,000	11,210
Nidec Corp.	900	69,577
Nikko Cordial Corp.	7,000	80,291
Nikon Corp.	2,000	43,864
Nintendo Co., Ltd.	800	207,722
Nippon Building Fund, Inc.	4	53,107
Nippon Commercial Investment Corp.	453	1,853,796
Nippon Electric Glass Co., Ltd.	2,000	42,015
Nippon Express Co., Ltd.	7,000	38,293
Nippon Kayaku Co., Ltd.	1,000	7,983
Nippon Light Metal Co., Ltd.	4,000	10,252
Nippon Meat Packers, Inc.	1,000	10,924
Nippon Mining Holdings, Inc.	7,500	53,947
Nippon Oil Corp.	10,000	66,888
Nippon Paper Group, Inc.	7	26,411
Nippon Sheet Glass Co., Ltd.	3,000	14,067
Nippon Shokubai Co., Ltd.	1,000	10,630
Nippon Steel Corp.	52,000	298,878
Nippon Telegraph and Telephone Corp.	44	216,663
Nippon Yusen Kabushiki Kaisha	9,000	65,796
Nishi-Nippon City Bank, Ltd.	5,000	21,512
Nishimatsu Construction Co., Ltd.	2,000	6,605
Nissan Chemical Industries, Ltd.	1,000	12,436
Nissan Motor Co., Ltd.	177,700	2,139,776
Nisshin Seifun Group, Inc.	1,500	15,478
Nisshin Steel Co., Ltd.	7,000	25,999
Nisshinbo Industries, Inc.	1,000	10,361
Nissin Food Products Co., Ltd.	38,957	1,443,640
Nitori Co., Ltd.	300	13,033
Nitto Denko Corp.	1,400	70,115
NOK Corp.	900	17,697
Nomura Holdings, Inc.	112,300	2,118,512
Nomura Real Estate Office Fund, Inc.	2	18,319
Nomura Research Institute, Ltd.	200	29,007
NSK, Ltd.	143,000	1,409,512
NTN Corp.	3,000	26,898
NTT Data Corp.	11	55,090
NTT DoCoMo, Inc.	160	252,762
NTT Urban Development Corp.	10	19,327
Obayashi Corp.	5,000	32,436
Obic Co, Ltd.	60	12,418
Odakyu Electric Railway Co., Ltd.	5,000	31,973
OJI Paper Co., Ltd.	6,000	31,864
Oki Electric Industry Co., Ltd.	5,000	11,134
OKUMA Corp.	1,000	11,596
Okumura Corp.	2,000	9,899
Olympus Corp.	2,000	62,854
Omron Corp.	1,900	53,964
Onward Kashiyama Co., Ltd.	1,000	12,764
ORACLE Corp. JAPAN	300	13,890
Oriental Land Co., Ltd.	400	20,940
ORIX Corp.	6,760	1,956,909
Osaka Gas Co., Ltd.	17,000	63,283
OSG Corp.	700	11,470
Otsuka Corp.	100	10,168
Park24 Co, Ltd.	800	10,252
Pioneer Corp.	1,300	17,850
Promise Co., Ltd.	700	21,764
QP Corp.	800	6,917
Rakuten, Inc.†	55	25,650
Resona Holdings, Inc.	39	106,508
Ricoh Co., Ltd.	78,000	1,592,706
Rinnai Corp.	300	8,974
Rohm Co., Ltd.	900	89,618
Round One Corp.	3	8,874
Ryohin Keikaku Co., Ltd.	200	15,310
Sanken Electric Co., Ltd.	1,000	12,344
Sankyo Co., Ltd.	400	22,150
Santen Pharmaceutical Co., Ltd.	600	16,890
Sanwa Shutter Corp.	2,000	11,831
Sanyo Electric Co., Ltd.†	13,000	16,495
Sapporo Hokuyo Holdings, Inc.	3	28,990
Sapporo Holdings, Ltd.	2,000	11,394
SBI E*TRADE SECURITIES Co., Ltd.	13	12,344
SBI Holdings, Inc.	81	27,294
Secom Co., Ltd.	1,800	93,324
Sega Sammy Holdings, Inc.	1,500	40,460
Seiko Epson Corp.	1,100	26,759
Seino Holdings Corp.	1,000	9,395
Sekisui Chemical Co., Ltd.	4,000	31,898
Sekisui House, Ltd.	4,000	58,250
Seven & I Holdings Co., Ltd.	7,000	217,638
SFCG Co., Ltd.	50	7,769
Sharp Corp.	8,000	137,809
Shimachu Co., Ltd.	400	11,596
Shimamura Co., Ltd.	200	22,974
Shimano, Inc.	600	17,394
Shimizu Corp.	5,000	24,999
Shin-Etsu Chemical Co., Ltd.	3,300	221,008
Shinko Electric Industries	600	15,680
Shinko Securities Co., Ltd.	4,000	15,529
Shinsei Bank, Ltd.	13,000	76,467
Shionogi & Co., Ltd.	2,000	39,326
Shiseido Co., Ltd.	3,000	65,039
Showa Denko K.K.	9,000	34,486
Showa Shell Sekiyu K.K.	1,600	17,908
SMC Corp.	500	70,921
Softbank Corp.	6,300	122,554
Sojitz Corp.†	5,400	16,426
Sompo Japan Insurance, Inc.	7,000	85,585
Sony Corp.	8,500	364,270
Stanley Electric Co., Ltd.	1,300	26,054
Sumco Corp.	400	33,814
Sumitomo Bakelite Co., Ltd.	2,000	13,815
Sumitomo Chemical Co., Ltd.	12,000	93,072
Sumitomo Corp.	114,300	1,710,586
Sumitomo Electric Industries, Ltd.	6,100	95,341
Sumitomo Heavy Industries, Ltd.	5,000	52,519

7

Sumitomo Metal Industries, Ltd.	35,000	152,052
Sumitomo Metal Mining Co., Ltd.	5,000	64,157
Sumitomo Mitsui Financial Group, Inc.	422	4,326,205
Sumitomo Osaka Cement Co., Ltd.	3,000	9,806
Sumitomo Realty & Development Co., Ltd.	3,000	96,298
Sumitomo Rubber Industries, Ltd.	95,500	1,233,423
Sumitomo Titanium Corp.	200	22,369
Suruga Bank, Ltd.	2,000	24,772
Suzuken Co., Ltd.	600	22,587
T&D Holdings, Inc.	1,991	131,668
Taiheiyo Cement Corp.	456,000	1,785,606
Taisei Corp.	8,000	24,402
Taisho Pharmaceutical Co., Ltd.	1,000	18,193
Taiyo Nippon Sanso Corp.	2,000	18,016
Taiyo Yuden Co., Ltd.	1,000	17,646
Takara Holdings, Inc.	1,000	6,445
Takashimaya Co., Ltd.	2,000	28,268
Takeda Pharmaceutical Co., Ltd.	7,600	521,760
Takefuji Corp.	940	37,203
Tanabe Seiyaku Co., Ltd.	2,000	26,133
TDK Corp.	1,100	87,442
Teijin, Ltd.	7,000	43,116
Terumo Corp.	1,400	55,057
The 77 Bank, Ltd.	3,000	19,033
The Bank of Yokohama, Ltd.	10,000	78,316
The Chiba Bank, Ltd.	6,000	50,721
The Joyo Bank, Ltd.	6,000	33,125
The Kansai Electric Power Co., Inc.	6,500	175,329
The Shizuoka Bank, Ltd.	5,000	49,620
The Sumitomo Trust & Banking Co., Ltd.	10,000	104,870
THK Co., Ltd.	1,000	25,797
TIS, Inc.	300	7,096
Tobu Railway Co., Ltd.	7,000	33,822
Toda Corp.	2,000	8,487
Toho Co., Ltd.	1,200	21,680
Toho Titanium Co., Ltd.	300	15,756
Tohoku Electric Power Co., Inc.	3,600	89,996
Tokai Rika Co., Ltd.	500	12,731
Tokuyama Corp.	2,000	30,452
Tokyo Broadcasting System, Inc.	300	10,008
Tokyo Electric Power Co., Inc.	10,400	336,456
Tokyo Electron, Ltd.	1,400	110,348
Tokyo Gas Co., Ltd.	19,000	101,063
Tokyo Seimitsu Co., Ltd.	300	14,167
Tokyo Steel Manufacturing Co., Ltd.	900	14,112
Tokyo Style Co., Ltd.	1,000	10,815
Tokyo Tatemono Co., Ltd.	144,000	1,604,504
Tokyu Corp.	9,000	57,628
Tokyu Land Corp.	3,000	28,285
TonenGeneral Sekiyu KK	2,000	19,814
Toppan Printing Co., Ltd.	5,000	55,208
Toray Industries, Inc.	11,000	82,450
Toshiba Corp.	24,000	156,296
Tosoh Corp.	4,000	17,680
Toto, Ltd.	2,000	20,033
Toyo Seikan Kaisha, Ltd.	1,400	23,187
Toyo Suisan Kaisha, Ltd.	1,000	16,025
Toyobo Co., Ltd.	5,000	15,083
Toyoda Gosei Co., Ltd.	500	11,575
Toyota Industries Corp.	1,600	73,543
Toyota Motor Corp.	24,800	1,658,821
Toyota Tsusho Corp.	1,700	45,570
Trend Micro, Inc.†	1,000	29,326
Ube Industreis, Ltd.	8,000	22,991
Uni-Charm Corp.	300	17,823
Union Tool Co.	26,800	1,207,075
UNY Co., Ltd.	1,000	13,025
Ushio, Inc.	900	18,491
USS Co, Ltd.	200	13,025
Wacoal Corp.	1,000	13,588
West Japan Railway Co.	14	59,880
Yahoo Japan Corp.	129	51,381
Yakult Honsha Co., Ltd.	900	25,864
Yamada Denki Co., Ltd.	727	61,701
Yamaha Corp.	1,500	31,763
Yamaha Motor Co., Ltd.	1,600	50,284
Yamato Transport Co., Ltd.	64,000	984,160
Yamazaki Baking Co., Ltd.	1,000	9,697
Yaskawa Electric Corp.	2,000	23,142
Yokogawa Electric Corp.	1,800	28,542
Zeon Corp.	1,000	10,806
		63,744,116

Kazakhstan — 0.6%
Kazkommertsbank†*	92,300	2,132,130

Luxembourg — 0.6%
Acergy SA†	49,450	951,694
Millicom International Cellular SA	19,402	1,195,939
Oriflame Cosmetics SA	350	14,417
Stolt-Nielsen SA	350	10,722
		2,172,772

Netherlands — 2.9%
ABN Amro Holding NV	15,615	501,916
Aegon NV	12,481	237,907
Akzo Nobel NV	2,339	142,678
ASML Holding NV†	4,175	103,831
Buhrmann NV	930	13,823
Corio NV	346	28,272
Euronext NV	91	10,751
Euronext NV	683	80,693
European Aeronautic Defense and Space Co.	2,806	96,676
Fugro NV	498	23,797
Getronics NV	1,060	8,591
Hagemeyer NV†	4,443	22,522
Heineken NV	2,108	100,260
ING Groep NV	78,196	3,467,249
James Hardie Industries NV	3,987	30,244
Koninklijke (Royal) KPN NV	18,000	255,905
Koninklijke (Royal) Philips Electronics NV	10,054	379,175
Koninklijke Ahold NV†	99,535	1,059,013

8

Koninklijke DSM DV	1,302	64,331
Mittal Steel	2,104	88,793
Mittal Steel Co NV	3,883	163,922
Oce NV	675	11,040
Qiagen NV†	1,220	18,714
Randstad Holding NV	398	27,530
Reed Elsevier NV	6,092	103,899
Rodamco Europe NV	462	61,474
Royal Numico NV	1,475	79,343
SBM Offshore NV	1,206	41,471
STMicroelectronics NV	5,870	109,024
TPG NV	36,196	1,556,690
Unilever NV	14,759	403,290
Vedior NV	46,201	958,116
Wereldhave NV	177	23,575
Wolters Kluwer NV	2,523	72,571
		10,347,086

New Zealand — 0.0%
Auckland International Airport, Ltd.	8,404	12,967
Contact Energy, Ltd.	2,481	14,543
Fisher & Paykel Appliances Holdings, Ltd.	2,315	6,263
Fisher & Paykel Healthcare Corp., Ltd.	4,396	13,194
Fletcher Building, Ltd.	4,039	31,445
Kiwi Income Property Trust	6,127	6,648
Sky City Entertainment Group, Ltd.	3,700	13,399
Sky Network Television, Ltd.	1,674	7,725
Telecom Corp. of New Zealand, Ltd.	16,878	57,792
Tower, Ltd.†	1,297	2,020
Vector, Ltd.	2,151	3,819
Warehouse Group, Ltd.	919	4,662
		174,477

Norway — 2.0%
Aker Kvaerner ASA	240	29,946
DET Norske Oljeselskap†	6,800	12,542
DNB NOR ASA	5,654	80,251
Frontline, Ltd.	450	14,506
Norsk Hydro ASA	6,015	186,666
Norske Skogindustrier ASA	1,420	24,482
Ocean RIG ASA†	1,600	11,778
Orkla ASA	1,591	90,073
PAN Fish ASA	21,000	19,198
Petroleum Geo-Services ASA	53,090	1,247,383
ProSafe ASA	83,775	1,189,070
Schibsted ASA	400	14,306
SeaDrill, Ltd.†	1,800	30,384
Statoil ASA	5,576	147,779
Storebrand ASA	2,000	25,436
Tandberg ASA	1,100	16,583
Tandberg Television ASA†	700	8,779
Teekay Petrojart ASA	44,351	501,467
Telenor ASA	174,072	3,273,342
TGS Nopec Geophysical Co. ASA†	860	17,793
Tomra Systems ASA	1,400	9,655
Yara International ASA	1,753	39,852
		6,991,271

Portugal — 0.1%
Banco BPI SA	2,615	20,401
Banco Comercial Portugues SA	18,650	68,933
Banco Espirito Santo SA	1,720	30,924
Brisa-Auto Estradas de Portugal SA	2,581	32,197
Cimpor Cimentos de Portugal SGPS SA	2,022	16,789
Energias de Portugal SA	17,310	87,744
Jeronimo Martins SGPS SA	324	7,271
Portugal Telecom SGPS SA	6,801	88,340
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA	675	8,696
Sonae Industria SGPS SA†	601	5,950
Sonae SGPS SA	6,885	13,724
		380,969

Russia — 0.8%
LUKOIL ADR	13,022	1,138,123
OAO Gazprom ADR (United States)	28,084	1,291,864
OAO Gazprom ADR (Chi-X)	8,168	375,728
		2,805,715

Singapore — 0.3%
Allgreen Properties, Ltd.	4,000	3,416
Ascendas Real Estate Investment Trust	8,000	13,927
CapitaCommercial Trust	8,000	13,666
CapitaLand, Ltd.	10,000	40,424
CapitaMall Trust	8,000	15,178
Chartered Semiconductor Manufacturing, Ltd.†	8,000	6,676
City Developments, Ltd.	4,000	33,121
ComfortDelGro Corp., Ltd.	15,000	15,746
Cosco Corp. Singapore, Ltd.	6,000	8,998
Creative Technology, Ltd.	450	2,993
DBS Group Holdings, Ltd.	9,163	135,018
Fraser and Neave, Ltd.	7,000	20,538
Haw Par Corp., Ltd.	1,040	4,814
Jardine Cycle & Carriage, Ltd.	1,000	9,650
Keppel Corp., Ltd.	5,000	57,376
Keppel Land, Ltd.	3,000	13,496
Neptune Orient Lines, Ltd.	4,000	5,451
Olam International, Ltd.	5,000	6,944
Overseas-Chinese Banking Corp., Ltd.	21,100	105,930
Parkway Holdings, Ltd.	5,000	10,236
SembCorp Industries, Ltd.	6,760	16,925
SembCorp Marine, Ltd.	4,000	8,867
Singapore Airlines, Ltd.	5,000	57,050
Singapore Exchange, Ltd.	7,000	26,015
Singapore Land, Ltd.	1,000	5,607
Singapore Petroleum Co., Ltd.	1,000	2,843
Singapore Post, Ltd.	11,000	7,817
Singapore Press Holdings, Ltd.	12,250	34,184

9

Singapore Technologies Engineering, Ltd.	11,000	22,090
Singapore Telecommunications, Ltd.	60,910	130,259
SMRT Corp, Ltd.	5,000	3,879
STATS ChipPAC, Ltd.†	11,000	8,391
Suntec Real Estate Investment Trust	8,000	9,493
United Overseas Bank, Ltd.	10,000	126,487
United Overseas Land, Ltd.	4,500	12,734
Venture Corp., Ltd.	2,000	17,604
Want Want Holdings, Ltd.	4,000	6,520
Wing Tai Holdings, Ltd.	4,000	5,946
		1,026,309

South Africa — 1.2%
FirstRand, Ltd.	389,700	1,233,571
Massmart Holdings, Ltd.	131,107	1,312,332
MTN Group Ltd.	134,318	1,633,668
		4,179,571

South Korea — 1.8%
Hana Financial Group, Inc.	31,467	1,654,555
Hyundai Motor Co. GDR†*	31,441	1,112,383
Kookmin Bank†	12,482	1,005,271
Samsung Electronics Co., Ltd. (Korea)	1,467	966,958
Samsung Electronics Co., Ltd. GDR (Chi-X)	700	177,275
Samsung Electronics Co., Ltd. (Chi-X) GDR*	700	230,300
Samsung Electronics Co., Ltd. (United States) GDR*	3,100	785,075
Samsung Electronics Co., Ltd. GDR†*	1,900	625,100
		6,556,917

Spain — 3.1%
Abertis Infraestructuras SA	1,964	58,333
Acciona SA	245	45,634
Acerinox SA	1,562	47,527
ACS, Actividades de Construccion y Servicios SA	2,125	119,806
Altadis SA	2,206	115,462
Antena 3 de Television SA	682	16,061
Banco Bilbao Vizcaya Argentaria SA	91,429	2,201,401
Banco Popular Espanol SA	7,322	132,706
Banco Santander Central Hispano SA	51,142	954,591
Cintra Concesiones de Infraestructuras de Transporte SA	51,837	869,028
Corp Mapfre SA	4,625	20,880
Ebro Puleva SA	727	18,426
Enagas	37,787	878,899
Endesa SA	6,382	301,852
Fadesa Inmobiliaria SA	438	20,323
Fomento de Construcciones y Contratas SA	392	39,948
Gamesa Corp. Tecnologica SA	1,465	40,321
Gas Natural SDG, SA	1,541	61,006
Grupo Ferrovial SA	542	52,909
Iberdrola SA	6,598	288,465
Iberia Lineas Aereas de Espana SA	4,078	14,858
Indra Sistemas SA	74,955	1,841,354
Industria de Diseno Textil SA	1,877	101,116
Inmobiliaria Colonial	11	952
NH Hoteles SA	584	11,571
Promotora de Informaciones SA	659	11,492
Repsol YPF SA	7,358	254,479
Sacyr Vallehermoso SA	857	50,908
Sociedad General de Aguas de Barcelona SA, Class A	515	18,865
Sogecable SA†	353	12,581
Telefonica SA	110,492	2,351,182
Union Fenosa SA	920	45,542
Zeltia SA†	1,391	10,246
		11,008,724

Sweden — 1.3%
Alfa Laval AB	800	36,109
Assa Abloy AB, Class B	2,600	56,588
Atlas Copco AB, Class A	2,756	92,592
Atlas Copco AB, Class B	1,800	58,370
Axfood AB	250	10,335
Billerud AB	400	7,099
Boliden AB	2,450	62,986
Castellum AB	1,250	16,661
D Carnegie AB	500	10,773
Electrolux AB, Class B	2,240	44,827
Elekta AB, Class B	800	16,857
Eniro AB	1,400	18,507
Fabege AB	700	18,763
Getinge AB, Class B	1,400	31,391
Hennes & Mauritz AB, Class B	4,050	204,690
Hoganas AB	200	5,244
Holmen AB	400	17,412
Husqvarna AB†	2,240	35,011
Kungsleden AB	1,100	16,871
Lundin Petroleum AB†	1,900	22,064
Modern Times Group AB†	431	28,331
Nobia AB	400	15,396
Nordea Bank AB	17,600	271,226
OMX AB	600	11,043
Sandvik AB	8,600	124,994
SAS AB†	700	11,912
Scania AB, Class B	800	56,208
Securitas AB	2,692	41,780
Securitas Direct AB†	2,500	7,924
Securitas Systems AB†	2,492	10,083
Skandinaviska Enskilda Banken AB, Class A	3,800	120,728
Skanska AB, Class B	3,116	61,447
SKF AB, Class B	3,476	64,230
SSAB Svenskt Stal AB, Series B	600	13,541
SSAB Svenskt Stal AB, Series A	1,200	28,484
Svenska Cellulosa AB, Class B	32,029	1,672,575
Svenska Handelsbanken, Class A	4,373	132,226
Swedish Match AB	2,600	48,613
Tele2 AB, Class B	2,700	39,439

10

Telefonaktiebolaget LM Ericsson, Class B	187,580	757,614
Telelogic AB†	2,100	4,693
TeliaSonera AB	15,959	131,128
Trelleborg AB	600	14,374
Volvo AB, Class A	800	56,793
Volvo AB, Class B	1,870	128,792
Wihlborgs Fastigheter AB	260	5,421
		4,642,145

Switzerland — 5.8%
ABB, Ltd.	97,075	1,740,738
Adecco SA	1,126	76,930
Ciba Specialty Chemicals AG	608	40,442
Clariant AG†	1,979	29,640
Compagnie Financiere Richemont AG	4,492	261,741
Credit Suisse Group	30,311	2,120,651
Geberit AG	33	50,861
Givaudan SA	53	49,064
Holcim, Ltd.	1,726	158,223
Julius Baer Holdings, Ltd. Class B	18,780	2,068,343
Kudelski SA	282	10,623
Kuehne & Nagel International AG	463	33,685
Kuoni Reisen Holding AG†	24	12,842
Logitech International SA	1,484	42,809
Lonza Group AG	324	27,999
Micronas Semiconductor Holding AG†	280	6,158
Nestle SA	14,361	5,103,252
Nobel Biocare Holding AG	201	59,426
Novartis AG	77,600	4,473,861
OC Oerlikon Corp. AG†	54	26,701
Phonak Holding AG	394	31,365
PSP Swiss Property AG†	403	23,151
Rieter Holding AG	38	19,881
Roche Holding AG	6,046	1,084,162
Schindler Holding AG	441	27,741
Serono SA, Class B	41	36,811
SGS SA	36	40,121
SIG Holding AG†	52	17,369
Straumann AG	66	15,979
Sulzer AG	31	35,287
Swatch Group AG	453	20,261
Swatch Group AG, Class B	277	61,208
Swiss Re	2,900	246,565
Swisscom AG	157	59,431
Syngenta AG†	896	166,699
UBS AG	32,898	1,999,259
Zurich Financial Services AG	1,247	335,672
		20,614,951

Taiwan — 0.8%
Acer, Inc.	295,000	615,621
MediaTek, Inc.	119,000	1,230,720
Taiwan Semiconductor Manufacturing Co., Ltd. ADR
Sponsored ADR	96,310	1,052,668
		2,899,009

Turkey — 0.2%
Turkiye Garanti Bankasi AS ADR	227,928	753,051

United Kingdom — 22.2%
3i Group PLC†	4,005	79,163
Aegis Group PLC	496,469	1,360,921
Aggreko PLC	2,200	18,760
Alliance Boots PLC	69,709	1,143,106
AMEC PLC	2,869	23,678
American Physicians Capital, Inc.	63,546	1,778,006
Amvescap PLC	171,409	2,000,289
Anglo American PLC	12,411	605,332
ARM Holdings PLC	11,718	28,852
Arriva PLC	1,701	25,445
AstraZeneca PLC (London)	13,417	720,862
Aviva PLC	134,925	2,171,586
BAE Systems PLC	276,655	2,306,248
Balfour Beatty PLC	3,691	32,016
Barclays PLC	56,023	800,759
Barratt Developments PLC	2,091	50,563
BBA Aviation PLC	3,518	18,839
Bellway PLC	973	29,415
BG Group PLC	29,475	399,945
BHP Billiton PLC	21,082	385,748
Biffa PLC	2,996	18,009
Bodycote International	239,854	1,071,940
Bovis Homes Group PLC	1,033	21,925
BP PLC	170,004	1,889,026
Britannic Group PLC	5,895	74,045
British Airways PLC†	4,901	50,620
British Land Co. PLC	82,988	2,785,088
British Sky Broadcasting Group PLC	9,910	101,288
Brixton PLC	2,199	24,800
BT Group PLC	71,671	423,101
Bunzl PLC	2,988	36,770
Burberry Group PLC	3,809	48,142
Cadbury Schweppes PLC	18,000	192,609
Capita Group PLC	5,408	64,274
Carnival PLC	1,471	74,540
Carphone Warehouse PLC	3,435	21,119
Catlin Group, Ltd.	128,795	1,296,209
Cattles PLC	2,830	24,339
Centrica PLC	31,257	216,958
Charter PLC†	1,433	25,393
Close Brothers Group PLC	1,132	22,530
Cobham PLC	362,461	1,375,042
Collins Stewart PLC	1,826	9,081
Compass Group PLC	18,234	103,536
Cookson Group PLC	1,658	20,387
Corus Group PLC	7,727	80,262
CSR PLC†	1,108	14,102
Daily Mail & General Trust	2,561	35,954
Davis Service Group PLC	1,468	14,487
De La Rue PLC	1,401	17,680

11

Diageo PLC	23,905	469,230
DSG International PLC	15,785	59,187
Electrocomponents PLC	3,746	21,509
Emap PLC	1,857	29,361
EMI Group PLC	6,826	35,418
Enterprise Inns PLC	50,473	1,337,118
Experian Group, Ltd.	8,766	102,897
Fiberweb PLC†	1,016	4,138
First Choice Holidays PLC	4,317	24,090
FirstGroup PLC	3,383	38,088
FKI PLC	5,017	10,143
Friends Provident PLC	14,730	62,586
Gallaher Group PLC	5,647	126,767
George Wimpey PLC	3,419	37,388
GKN PLC	6,095	33,177
GlaxoSmithKline PLC	127,930	3,366,546
Great Portland Estates PLC	1,397	18,969
Group 4 Securicor PLC	9,851	36,262
Hammerson PLC	2,454	75,774
Hanson PLC	6,132	92,510
Hays PLC	12,577	39,217
HBOS PLC	32,699	724,759
HMV Group PLC	139,112	390,186
Home Retail Group	7,536	60,498
HSBC Holdings PLC	99,195	1,808,224
ICAP PLC	4,156	38,938
IMI PLC	2,918	28,967
Imperial Chemical Industries PLC	10,264	90,838
Imperial Tobacco Group PLC	5,900	232,199
Inchcape PLC	3,941	39,045
Intercontinental Hotels Group PLC	3,081	76,131
International Power PLC	12,801	95,683
Intertek Group PLC	1,343	21,918
Invensys PLC†	6,852	36,928
Investec PLC	2,890	37,319
ITV PLC	34,230	71,379
J Sainsbury PLC	12,519	100,316
Johnson Matthey PLC	1,887	52,059
Kelda Group PLC	3,085	55,934
Kesa Electricals PLC	230,507	1,531,147
Kingfisher PLC	20,281	94,709
Ladbrokes PLC	5,389	44,132
Land Securities Group PLC	4,031	183,347
Legal & General Group PLC	56,195	173,297
Liberty International PLC	2,341	63,988
Lloyds TSB Group PLC	48,483	542,524
LogicaCMG PLC	12,729	46,357
London Stock Exchange Group PLC	1,378	35,345
Man Group PLC	15,065	154,197
Marks & Spencer Group PLC	14,495	203,493
Meggitt PLC	3,740	22,701
MFI Furniture Group PLC†	5,118	13,704
Michael Page International PLC	2,892	25,609
Misys PLC	4,303	18,220
National Express Group PLC	1,187	26,263
National Grid PLC	23,419	337,947
Next PLC	1,961	69,114
Old Mutual PLC	478,192	1,631,503
Pearson PLC	6,923	104,579
Persimmon PLC	2,425	72,457
Premier Farnell PLC	3,130	12,104
Provident Financial PLC	2,199	30,204
Prudential PLC	302,690	4,145,708
Punch Taverns PLC	63,149	1,581,430
QinetiQ PLC	310,792	1,165,337
Rank Group PLC	5,002	22,893
Reckitt Benckiser PLC	69,206	3,162,696
Reed Elsevier PLC	10,852	119,096
Rentokil Initial PLC	15,612	50,667
Reuters Group PLC	11,236	97,955
Rexam PLC	4,789	49,275
Rio Tinto PLC	8,963	476,997
Rolls-Royce Group PLC†	105,000	920,530
Royal Bank of Scotland Group PLC	111,665	4,357,499
Royal Dutch Shell PLC, (Virt-x) Class A	13,918	486,438
Royal Dutch Shell PLC, (London) Class A	18,430	650,058
Royal Dutch Shell PLC, Class B	23,750	832,395
RT Group PLC† (4)(5)(6)	207	20
SABMiller PLC	97,387	2,240,535
Sage Group PLC	11,131	59,063
Schroders PLC	40,246	879,427
Scottish & Newcastle PLC	6,874	75,305
Scottish and Southern Energy PLC	7,405	225,314
Scottish Power PLC	12,795	187,394
Serco Group PLC	4,068	30,427
Severn Trent PLC	32,373	931,780
Shire PLC	58,305	1,208,968
Signet Group PLC	14,930	34,641
Slough Estates PLC	4,053	62,336
Smith & Nephew PLC	8,104	84,575
Smiths Group PLC	52,393	1,017,136
SSL International PLC	1,636	11,844
Stagecoach Group PLC	6,976	20,898
Standard Life PLC†	18,113	104,889
Tate & Lyle PLC	4,207	63,304
Taylor Woodrow PLC	4,967	41,454
Tesco PLC	282,438	2,236,941
The Berkeley Group Holdings PLC†	779	26,098
Tomkins PLC	7,367	35,448
Travis Perkins PLC	993	38,575
Trinity Mirror PLC	2,522	23,184
Tullett Prebon PLC	1,826	23,240
Tullow Oil PLC	57,844	450,769
Unilever PLC	60,874	1,702,052
United Business Media PLC	2,431	32,986
United Utilities PLC	7,541	115,169
Vodafone Group PLC	1,642,002	4,549,283
Whitbread PLC	1,888	61,920
William Hill PLC	3,101	38,374
William Morrison Supermarkets PLC	166,099	827,690
Wolseley PLC	67,552	1,630,851
WPP Group PLC	75,817	1,025,046
Xstrata PLC	5,257	262,477
Yell Group PLC	123,222	1,375,232
		79,405,045

12

United States — 0.0%
Halyk Savings Bank Kazakhstan GDR	4,343	95,546
Synthes, Inc.	408	48,652
Total Common Stock (cost $283,277,807)		144,198
		340,321,724
EXCHANGE TRADED FUNDS — 1.7%
United States — 1.7%
iShares MSCI EAFE Index Fund (cost $5,823,620)	80,500	5,894,210
PREFERRED STOCK — 0.6%
Brazil — 0.5%
Companhia Vale do Rio Doce ADR	45,800	1,202,250
Petroleo Brasileiro SA ADR	8,730	809,795
		2,012,045

Germany — 0.1%
Porsche AG	EUR	67	85,265
ProSiebenSat.1 Media AG	EUR	705	23,126
RWE AG	EUR	334	31,744
Volkswagen AG	EUR	905	67,557
			207,692

Italy — 0.0%
Unipol SpA	EUR	7,743	25,093
Total Preferred Stock (cost $2,010,485)			2,244,830
			348,460,764

RIGHTS — 0.0%
Allgreen Properties, Ltd. Expires 1/15/2007		2,000	709
Dowa Mining Co., Ltd. Expires 1/29/2010		3,000	1,282
Total Rights (cost $626)			1,991

Total Long-Term Investment Securities (cost $291,112,538)			348,462,755

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Euro Time Deposit with State Street Bank & Trust Co. 1.80% due 01/02/07		446,000	446,000
Federal Home Loan Bank Disc. Notes 4.80% due 01/03/07		4,100,000	4,098,907
United States Treasury Bills 4.80% due 03/15/07(1)		170,000	168,379
Total Short-Term Investment Securities (cost $4,713,252)			4,713,286

	Principal Amount
Repurchase Agreements — 1.2%

Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $236,096 and collateralized by $210,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $242,285	236,000	236,000

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $446,149 and collateralized by $475,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 5.50%, due 07/14/28 and having an approximate value of $457,539	446,000	446,000

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $3,721,240 and collateralized by $3,940,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 5.50%, due 07/14/28 and having an approximate value of $3,795,162	3,720,000	3,720,000

Total Repurchase Agreements (cost $4,402,000)		4,402,000

TOTAL INVESTMENTS — (cost $300,227,790)(2)	99.9%	357,578,041
Other assets less liabilities	0.1	362,839

NET ASSETS —	100.0%	357,940,880

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2006, the aggregate value of these securities was $4,884,988 representing 1.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	The security was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Consists of more than one class of securities traded together as a unit.
(4)	Fair valued security; see Note 1
(5)	Illiquid security
(6)

To the extent permitted by the Statement of Additional Information, the International Equity Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities.The security is valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2006, the International Equity Portfolio held the following restricted securities:

					Market
	Acquisition		Acquisition	Market	Value	% of Net
Name	Date	Shares	Cost	Value	Per Share	Assets

RT Group PLC	02/08/1999	207	$5,103	$20.00	$0.10	0.00%

ADR — American Depository Receipt

GDR — Global Depository Receipt

13

Open Future Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2006	Unrealized Appreciation (Depreciation)
1 Long	Hang Seng Stock Index	January 2007	$123,868	$128,696	$4,828
2 Long	OMX530 Index	January 2007	33,229	33,713	484
2 Long	SPI 200 Index	March 2007	220,196	222,509	2,313
90 Long	MSCI Pan-Euro	March 2007	2,850,067	2,891,246	41,179
6 Long	TOPIX Index	March 2007	817,507	847,216	29,709
3 Long	NIKKEI 225 Index	March 2007	246,772	258,975	12,203
					$90,716

14

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation
* USD	35,122	MXN	383,713	01/12/07	$376
* CAD	1,120,208	USD	995,033	01/12/07	34,035
					34,411

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation
* USD	986,880	CAD	1,120,208	01/12/07	$(25,882)
* MXN	383,713	USD	34,539	01/12/07	(959)
					(26,841)
	Net Unrealized Appreciation (Depreciation)				$7,570

*                 Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

CAD - Canadian Dollar

MXN - Mexican Peso

USD - United States Dollar

See Note to Portfolio of Investments

International Equity

Industry Allocation*

Banks-Commercial	12.8%
Medical-Drugs	5.7
Oil Companies-Integrated	3.5
Telephone-Integrated	3.0
Insurance-Multi-line	2.9
Cellular Telecom	2.6
Food-Misc.	2.6
Finance-Investment Banker/Broker	2.5
Telecom Services	2.5
Electric-Integrated	2.4
Food-Retail	2.1
Auto-Cars/Light Trucks	2.0
Insurance-Life/Health	2.0
Real Estate Operations & Development	1.9
Building Products-Cement	1.7
Index Fund	1.7
Investment Management/Advisor Services	1.5
Oil-Field Services	1.4
Brewery	1.3
Soap & Cleaning Preparation	1.3
Electronic Components-Misc.	1.2
Engineering/R&D Services	1.2
Repurchase Agreements	1.2
Electronic Components-Semiconductors	1.1
U.S. Government Agencies	1.1
Aerospace/Defense	1.0
Distribution/Wholesale	1.0
Diversified Manufactured Operations	1.0
Insurance-Property/Casualty	1.0
Oil Companies-Exploration & Production	1.0
Transport-Services	1.0
Diversified Minerals	0.9
Retail-Pubs	0.9
Building-Heavy Construction	0.8
Diversified Operations	0.8
Metal-Aluminum	0.8
Steel-Producers	0.8
Tobacco	0.8
Advertising Services	0.7
Chemicals-Diversified	0.7
Dialysis Centers	0.7
Diversified Financial Services	0.7
Import/Export	0.7
Office Automation & Equipment	0.7
Retail-Misc./Diversified	0.7

15

Commercial Services-Finance	0.6
Finance-Leasing Companies	0.6
Machinery-Electrical	0.6
Paper & Related Products	0.6
Real Estate Management/Services	0.6
Athletic Footwear	0.5
Cable TV	0.5
Computer Services	0.5
Enterprise Software/Service	0.5
Finance-Credit Card	0.5
Multimedia	0.5
Publishing-Books	0.5
Rubber-Tires	0.5
Transport-Rail	0.5
Water	0.5
Aerospace/Defense-Equipment	0.4
Beverages-Non-alcoholic	0.4
Building & Construction-Misc.	0.4
Electric Products-Misc.	0.4
Gambling (Non-Hotel)	0.4
Gas-Distribution	0.4
Insurance-Reinsurance	0.4
Metal Processors & Fabrication	0.4
Metal-Iron	0.4
Retail-Consumer Electronics	0.4
Retail-Discount	0.4
Wireless Equipment	0.4
Entertainment Software	0.3
Human Resources	0.3
Machine Tools & Related Products	0.3
Metal-Diversified	0.3
Public Thoroughfares	0.3
Retail-Drug Store	0.3
Retail-Sporting Goods	0.3
Semiconductors Components-Intergrated Circuits	0.3
Television	0.3
Transport-Truck	0.3
Research & Development	0.3
Audio/Video Products	0.2
Beverages-Wine/Spirits	0.2
Casino Hotels	0.2
Computer Software	0.2
Finance-Other Services	0.2
Machinery-General Industrial	0.2
Medical-Generic Drugs	0.2
Transport-Marine	0.2
Agricultural Chemicals	0.1
Airlines	0.1
Auto/Truck Parts & Equipment-Original	0.1
Auto-Heavy Duty Trucks	0.1
Building & Construction Products-Misc.	0.1
Computers-Integrated Systems	0.1

16

Cosmetics & Toiletries	0.1
Diversified Operations/Commerical Services	0.1
Electric-Distribution	0.1
Hotels/Motels	0.1
Industrial Gases	0.1
Internet Incubators	0.1
Machinery-Construction & Mining	0.1
Photo Equipment & Supplies	0.1
Retail-Apparel/Shoe	0.1
Retail-Jewelry	0.1
Retail-Major Department Stores	0.1
Retail-Music Store	0.1
Semiconductor Equipment	0.1
Telecommunication Equipment	0.1
Toys	0.1
U.S. Government Treasuries	0.1
Time Deposits	0.1
99.9%

* Calculated as a percentage of net Assets

17

SEASONS SERIES TRUST
DIVERSIFIED FIXED INCOME
PORTFOLIO

Portfolio of Investments — December 31, 2006
(unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 6.4%
Diversified Financial Services – 6.4%
Banc of America Commercial Mtg., Inc. Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	$525,000	$542,876
Banc of America Commercial Mtg., Inc. Series 2005-2, Class A4 5.18% due 09/10/47(1)(2)	430,000	425,868
Bear Stearns Commercial Mortgage Securities Series 1998-C1, Class A2 6.44% due 06/16/08(2)	200,000	202,318
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-T16, Class A6 4.75% due 02/13/46(2)	500,000	482,517
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR5C, Class A5 4.98% due 07/11/42(2)	500,000	489,615
Bear Stearns Commercial Mtg. Securities, Inc. Series 2001-TOP4, Class A3 5.61% due 11/15/33(2)	200,000	202,813
Bear Stearns Commercial Mtg. Securities, Inc. Series 2001-TOP2, Class A2 6.48% due 02/15/35(2)	350,000	365,411
Bear Stearns Commercial Mtg. Securities, Inc. Series 1999-WF2, Class A2 7.08% due 06/15/09(2)	300,000	309,688
Chase Commercial Mortgage Securities Corp. 6.56% Series 1998-1, Class A2 due 05/18/30(2)	140,135	141,387
Chase Commercial Mtg. Securities Corp. Series 1998-2, Class A2 6.39% due 11/18/30(2)	183,869	186,469
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2005-CD1, Class A4 due 5.23% due 07/15/44(1)(2)	225,000	224,485
CNH Equipment Trust Series 2006-A, Class A3 5.20% due 08/16/10	650,000	651,137
Commercial Mortgage Asset Trust Series 1999-C1, Class A3 6.64% due 01/17/32(2)	200,000	204,936
Commercial Mtg. Pass Through Certificates Series 2005-C6, Class A5A 5.12% due 06/10/44(2)	350,000	345,075
Commercial Mtg. Pass Through Certificates Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	175,000	181,342
CS First Boston Mortgage Securities Corp. Series 2000-C1, Class A2 7.55% due 04/15/62(2)	450,000	475,553
First Union - Chase Commercial Mortgage Series 1999-C2, Class A2 6.64% due 06/15/31(2)	266,025	271,850
First Union - Lehman Brothers-Bank of America Series 1998-C2, Class A2 6.56% due 11/18/35(2)	228,321	230,689
GE Commercial Equipment Financing LLC Series 2004-A, Class A3 3.36% due 06/23/08*	246,003	244,153
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(2)	650,000	645,353
Greenwich Capital Commerical Funding Corp. Series 2005-GG3, Class A4 4.80% due 08/10/42(2)	600,000	580,101
Harley-Davidson Motorcycle Trust Series 2002-1, Class A2 4.50% due 01/15/10	0	0
Harley-Davidson Motorcycle Trust Series 2004-3, Class A2 3.20% due 05/15/12	220,000	214,809
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class A4 5.18% due 12/15/44(1)(2)	500,000	492,656
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB14, Class A4 5.48% due 12/12/44(2)	650,000	656,166
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A2 4.89% due 09/15/30(2)	650,000	643,735
LB-UBS Commercial Mtg. Trust Series 2001-C7, Class A5 6.13% due 12/15/30(2)	200,000	207,494
Merrill Lynch Mtg. Trust Series 2005-CIP1, Class A4

5.05% due 07/12/38(2)	400,000	392,286
Morgan Stanley Capital I Series 2006-T21, Class A2 5.09% due 10/12/52(2)	670,000	666,713
Morgan Stanley Capital I Series 1999-WF1, Class A2 6.21% due 11/15/31(2)	267,350	270,061
Morgan Stanley Capital I Series 1998-WF2, Class A2 6.54% due 07/15/30(2)	114,694	115,912
Morgan Stanley Capital I 1998-WF1, Class A2 6.55% due 03/15/30(2)	42,022	42,186
Morgan Stanley Capital I Series 1999-LIFE, Class A2 7.11% due 04/15/33(2)	450,000	467,225
Morgan Stanley Capital I Series 2005-T17, Class A5 4.78% due 12/13/41(2)	493,000	476,291
Morgan Stanley Dean Witter Capital I Series 2002-HQ, Class A2 6.09% due 04/15/34(2)	68,608	69,072
Morgan Stanley Dean Witter Capital I Series 2001-TOP3, Class A4 6.39% due 07/15/33(2)	650,000	677,526
Morgan Stanley Dean Witter Capital I Series2001-TOP5, Class A4 6.39% due 10/15/35(2)	350,000	366,094
Morgan Stanley Dean Witter Capital I Series 2002-HQ, Class A3 6.51% due 04/15/34(2)	200,000	209,945
Nissan Auto Receivables Owner Trust Series 2005-A, Class A4 3.82% due 07/15/10	100,000	98,164
Nissan Auto Receivables Owner Trust Series 2004-A, Class A4 2.76% due 07/15/09	0	0
Nomura Asset Securities Corp. Series 1998-D6, Class A1B 6.59% due 03/15/30(2)	198,299	200,684
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.36% due 11/24/15*(2)(9)	275,000	274,269
Onyx Acceptance Grantor Trust Series 2004-B, Class A3 3.09% due 09/15/08(2)	10,195	10,186
WFS Financial Owner Trust Series 2003-4, Class A4 2.98% due 05/20/11(2)	85,216	84,153
WFS Financial Owner Trust Series 2003-4, Class A4 3.25% due 05/20/11(2)	262,205	259,502

Total Asset Backed Securities
(cost $14,383,866)		14,298,765

CORPORATE BONDS & NOTES — 24.4%
Advertising Agency — 0.1%
Omnicom Group, Inc.
Company Guar. Senior Notes
5.90% due 04/15/16	200,000	202,114

Aerospace/Defense — 0.0%
Raytheon Co.
Senior Notes
6.75% due 08/15/07	99,000	99,729

Aerospace/Defense-Equipment — 0.1%
Goodrich Corp.
Notes
6.29% due 07/01/16	250,000	257,008

Agricultural Chemicals — 0.1%
Agrium, Inc.
Debentures
7.70% due 02/01/17	40,000	44,259
Agrium, Inc.
Debentures
7.80% due 02/01/27	185,000	206,718
		250,977
Agricultural Operations — 0.2%
Bunge, Ltd. Finance Corp.
Notes
5.35% due 04/15/14	77,000	74,005
Cargill, Inc.
Notes
6.38% due 06/01/12*	255,000	266,008
		340,013
Airlines — 0.3%
American Airlines, Inc.
Pass Through Certs.
3.86% due 07/09/10	191,118	185,385
American Airlines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.82% due 11/23/12	125,000	126,992
Continental Airlines, Inc.
Pass Through Certs.
6.32% due 11/01/08	250,000	253,125
		565,502
Auto-Cars/Light Trucks — 0.5%
Chrysler Corp.
Debentures
7.45% due 03/01/27	100,000	106,379
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
4.05% due 06/04/08	250,000	244,659
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
5.75% due 05/18/09	100,000	100,142
DaimlerChrysler NA Holding Corp.
Notes
5.75% due 09/08/11	41,000	40,897
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
6.50% due 11/15/13	250,000	256,676
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
7.30% due 01/15/12	33,000	35,030
DaimlerChrysler NA Holding Corp.
Company Guar. Bonds
8.50% due 01/18/31	80,000	95,235
Ford Motor Co.
Notes
7.45% due 07/16/31	70,000	54,950
General Motors Corp.
Senior Notes
7.13% due 07/15/13	50,000	47,125
General Motors Corp.
Debentures
8.38% due 07/15/33	50,000	46,250
		1,027,343
Banks-Commercial — 0.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
Sub. Notes
7.40% due 06/15/11	39,000	42,134
Branch Banking & Trust Co.
Sub. Notes
5.63% due 09/15/16	44,000	44,316
HSBC Bank USA
Sub. Notes
4.63% due 04/01/14	300,000	285,954
Popular North America, Inc.
Company Guar. Notes
5.65% due 04/15/09	50,000	50,118
UBS AG
Sub. Notes
5.88% due 07/15/16	39,000	40,309
Union Bank of California NA
Sub. Notes
5.95% due 05/11/16	74,000	75,840
US Bank NA
Notes
3.90% due 08/15/08	13,000	12,734

Wachovia Bank NA
Sub. Notes
7.80% due 08/18/10	300,000	322,695
		874,100
Banks-Money Center — 0.2%
Mizuho Financial Group Cayman, Ltd.
Bank Guar. Sr. Sub. Notes
5.79% due 04/15/14*	300,000	301,759
RBS Capital Trust I
Bank Guar. Notes
4.71% due 07/01/13(3)(4)	71,000	67,493
		369,252
Banks-Super Regional — 1.1%
BAC Capital Trust VI
Jr. Subordinated Notes
5.63% due 03/08/35	230,000	215,577
BAC Capital Trust XI
Bank Guar.
6.63% due 05/23/36	117,000	126,265
Bank of America Corp.
Sub. Notes
5.25% due 12/01/15	620,000	610,815
Bank of America Corp.
Sub. Notes
5.42% due 03/15/17*	200,000	197,062
Bank One Corp.
Sub. Notes
5.90% due 11/15/11	260,000	265,267
Capital One Financial Corp.
Sr. Notes
5.70% due 09/15/11	84,000	85,245
Fifth Third Bancorp.
Subordinated Notes
5.45% due 01/15/17	80,000	79,078
Huntington National Bank
Sub. Notes
5.50% due 02/15/16	350,000	342,097
JPMorgan Chase
Sub. Notes
6.13% due 11/01/08	60,000	60,892
Wachovia Capital Trust III
Bank Guar.
5.80% due 03/15/11(3)(4)	314,000	316,592
Wachovia Corp.
Sub. Notes
5.63% due 10/15/16	67,000	67,582
		2,366,472
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc.
Debentures
6.70% due 10/15/36	250,000	276,360
PepsiAmericas, Inc.
Notes
4.88% due 01/15/15	250,000	239,343
		515,703
Brewery — 0.1%
Anheuser-Busch Cos., Inc.
Bonds
6.00% due 11/01/41	124,000	120,809
Broadcast Services/Program — 0.2%
Clear Channel Communications, Inc.
Senior Notes
7.65% due 09/15/10	160,000	167,513
Liberty Media LLC
Bonds
7.88% due 07/15/09	40,000	41,713
Liberty Media LLC
Debentures
8.25% due 02/01/30	120,000	117,627
		326,853
Building-Residential/Commerical — 0.3%
D.R. Horton, Inc.
Company Guar. Sr. Notes
5.38% due 06/15/12	10,000	9,672
D.R. Horton, Inc.
Company Guar. Sr. Notes
5.63% due 09/15/14	35,000	33,806
D.R. Horton, Inc.
Company Guar. Sr. Notes
6.50% due 04/15/16	70,000	70,427
D.R. Horton, Inc.
Company Guar. Sr. Notes
6.88% due 05/01/13	25,000	25,820
D.R. Horton, Inc.
Company Guar. Notes
8.00% due 02/01/09	180,000	188,482
Pulte Homes, Inc.
Company Guar. Notes
7.88% due 08/01/11	290,000	313,915
		642,122
Cable TV — 0.7%
CCH II LLC/CCH II Capital Corp.
Company Guar.
10.25% due 10/01/13	100,000	106,500
Comcast Cable Communications Holdings, Inc.
Company Guar. Notes
8.38% due 03/15/13	360,000	410,063
Comcast Cable Communications, Inc.
Senior Notes
6.75% due 01/30/11	90,000	94,301
Comcast Cable Communications, Inc.
Notes
8.38% due 05/01/07	150,000	151,388
Comcast Corp.
Company Guar. Notes
5.90% due 03/15/16	30,000	30,086

Comcast Corp.
Company Guar. Notes
7.05% due 03/15/33	365,000	390,294
Cox Communications, Inc.
Bonds
5.50% due 10/01/15	79,000	76,544
Cox Communications, Inc.
Notes
6.75% due 03/15/11	80,000	83,633
Cox Communications, Inc.
Notes
7.13% due 10/01/12	270,000	287,838
		1,630,647
Casino Hotels — 0.2%
Caesars Entertainment, Inc.
Senior Notes
7.50% due 09/01/09	200,000	207,535
Harrah’s Operating Co., Inc.
Company Guar. Sr. Notes
5.50% due 07/01/10	10,000	9,802
MGM Mirage, Inc.
Senior Notes
5.88% due 02/27/14	100,000	92,500
MGM Mirage, Inc.
Company Guar. Notes
8.50% due 09/15/10	210,000	224,700
		534,537
Cellular Telecom — 0.3%
Cingular Wireless Services, Inc.
Senior Notes
7.88% due 03/01/11	170,000	185,431
Cingular Wireless Services, Inc.
Notes
8.13% due 05/01/12	160,000	180,043
Cingular Wireless Services, Inc.
Senior Notes
8.75% due 03/01/31	250,000	324,891
		690,365
Chemicals-Diversified — 0.1%
EI Du Pont de Nemours & Co.
Senior Notes
4.88% due 04/30/14	22,000	21,290
ICI Wilmington, Inc.
Company Guar. Notes
7.05% due 09/15/07	97,000	97,902
		119,192
Chemicals-Specialty — 0.2%
Cytec Industries, Inc.
Notes
4.60% due 07/01/13	110,000	101,930
Cytec Industries, Inc.
Notes
5.50% due 10/01/10	90,000	89,452
Nalco Co.
Senior Notes
7.75% due 11/15/11	100,000	102,250
Rockwood Specialties Group, Inc.
Sub. Notes
7.50% due 11/15/14	100,000	100,750
		394,382
Commercial Services — 0.1%
Aramark Services, Inc.
Notes
7.00% due 05/01/07	200,000	200,552

Computer Services — 0.2%
Computer Sciences Corp.
Notes
3.50% due 04/15/08	34,000	33,045
Electronic Data Systems Corp.
Senior Notes
6.00% due 08/01/13	190,000	191,279
Electronic Data Systems Corp.
Notes
7.45% due 10/15/29	160,000	175,087
		399,411
Consulting Services — 0.0%
FTI Consulting, Inc.
Company Guar. Notes
7.63% due 06/15/13	50,000	51,625

Containers-Paper/Plastic — 0.1%
Pactiv Corp.
Bonds
7.95% due 12/15/25	35,000	38,993
Pliant Corp.
Secured
11.13% due 09/01/09	75,000	72,937
Sealed Air Corp.
Senior Notes
5.38% due 04/15/08*	165,000	164,207
		276,137
Direct Marketing — 0.0%
Affinity Group, Inc.
Senior Sub. Notes
9.00% due 02/15/12	75,000	74,250

Diversified Financial Services — 0.6%
General Electric Capital Corp
Notes
8.63% due 06/15/08	150,000	156,680
General Electric Capital Corp.
Notes
2.80% due 01/15/07	89,000	88,933
General Electric Capital Corp.
Notes
3.75% due 12/15/09	1,100,000	1,058,781
General Electric Capital Corp.
Senior Notes
5.65% due 06/09/14	69,000	70,032
		1,374,426
Diversified Operations — 0.1%
Hutchison Whampoa International
Company Guar. Notes
5.45% due 11/24/10*	200,000	200,512

Electric-Generation — 0.0%
AES Corp.
Senior Notes
8.88% due 02/15/11	75,000	80,438

Electric-Integrated — 1.9%
American Electric Power Co., Inc.
Senior Notes
4.71% due 08/16/07	37,000	36,818
American Electric Power Co., Inc.
Senior Notes
5.38% due 03/15/10	200,000	199,815
Appalachian Power Co.
Senior Notes
5.00% due 06/01/17	40,000	37,500
Baltimore Gas & Electric
Senior Notes
6.35% due 10/01/36	185,000	188,852
Centerpoint Energy, Inc.
Senior Notes
5.88% due 06/01/08	81,000	81,158
Cleveland Electric Illuminating Co.
5.95% due 12/15/36	50,000	47,686
Commonwealth Edison Co.
1st Mtg. Bonds
5.40% due 12/15/11	90,000	89,290
Commonwealth Edison Co.
1st Mtg. Bonds
5.95% due 08/15/16	204,000	206,245
Consumers Energy Co.
1st Mtg. Bonds
4.25% due 04/15/08	69,000	67,950
Dominion Resources, Inc.
Senior Notes
5.00% due 03/15/13	350,000	340,746
Dominion Resources, Inc.
Senior
Series A
5.69% due 05/15/08	69,000	69,100
Dominion Resources, Inc.
Senior Notes
8.13% due 06/15/10	240,000	260,263
Duke Energy Corp.
Senior Notes
4.20% due 10/01/08	61,000	59,773
Entergy Gulf States, Inc.
1st Mtg. Bonds
5.25% due 08/01/15	140,000	132,561
Exelon Generation Co. LLC
Senior Notes
6.95% due 06/15/11	200,000	210,694
Midamerican Energy Holdings Co.
Bonds
6.13% due 04/01/36	430,000	433,463
Nisource Finance Corp.
Company Guar. Sr. Notes
7.88% due 11/15/10	385,000	415,362
NSTAR
Notes
8.00% due 02/15/10	200,000	214,964
Pepco Holdings, Inc.
Notes
5.50% due 08/15/07	250,000	249,800
Pepco Holdings, Inc.
Notes
6.45% due 08/15/12	39,000	40,434
Progress Energy, Inc.
Senior Notes
6.85% due 04/15/12	160,000	170,107
PSEG Power LLC
Company Guar. Sr. Notes
3.75% due 04/01/09	30,000	28,973
PSEG Power LLC
Company Guar. Notes
7.75% due 04/15/11	51,000	55,105
PSEG Power LLC
Company Guar. Notes
8.63% due 04/15/31	170,000	217,147
Public Service Electric & Gas Co.
Sec. Notes
5.00% due 08/15/14	34,000	33,018
Southern California Edison Co.
1st Mtg. Bonds
5.55% due 01/15/37	50,000	47,787
TXU Corp.
Senior Notes
4.80% due 11/15/09	130,000	126,872
TXU Energy Co.
Senior Notes
7.00% due 03/15/13	110,000	115,099
Virginia Electric & Power Co.
Notes
4.10% due 12/15/08	64,000	62,447
		4,239,029

Electronics-Military — 0.0%
L-3 Communications Corp.
Senior Sub. Notes
6.38% due 10/15/15	75,000	74,250
Enterprise Software/Service — 0.0%
Oracle Corp.
Notes
5.00% due 01/15/11	23,000	22,768
Finance-Auto Loans — 0.4%
Ford Motor Credit Co.
Notes
5.70% due 01/15/10	160,000	153,376
Ford Motor Credit Co.
Notes
6.63% due 06/16/08	50,000	49,966
Ford Motor Credit Co.
Notes
7.38% due 10/28/09	130,000	130,277
General Motors Acceptance Corp.
Notes
6.75% due 12/01/14	145,000	148,934

General Motors Acceptance Corp.
Notes
6.88% due 09/15/11	195,000	200,011
General Motors Acceptance Corp.
Bonds
8.00% due 11/01/31	100,000	114,807
		797,371

Finance-Commercial — 0.2%
CIT Group, Inc.
Senior Notes
5.50% due 11/30/07	200,000	200,440
CIT Group, Inc.
Notes
5.85% due 09/15/16	44,000	44,646
CIT Group, Inc.
Senior Notes
6.00% due 04/01/36	190,000	187,336
		432,422

Finance-Consumer Loans — 0.6%
Household Finance Corp.
Notes
6.38% due 10/15/11	420,000	439,187
HSBC Finance Corp.
Notes
4.75% due 07/15/13	100,000	96,966
HSBC Finance Corp.
Notes
6.75% due 05/15/11	450,000	476,253
John Deere Capital Corp.
Notes
5.40% due 04/07/10	280,000	280,501
John Deere Capital Corp.
Notes
5.40% due 10/15/11	96,000	96,200
		1,389,107

Finance-Credit Card — 0.1%
Capital One Capital III
Company Guar.
7.69% due 08/15/36	110,000	124,581

Finance-Investment Banker/Broker — 3.0%
Citigroup, Inc.
Sub. Notes
5.00% due 09/15/14	1,363,000	1,330,829
Citigroup, Inc.
Senior Notes
5.13% due 02/14/11	150,000	149,575
Credit Suisse First Boston USA, Inc.
Notes
3.88% due 01/15/09	180,000	175,467
Credit Suisse First Boston USA, Inc.
Notes
5.13% due 08/15/15	400,000	393,724
Credit Suisse First Boston USA, Inc.
Notes
6.50% due 01/15/12	160,000	168,149
Goldman Sachs Group, Inc.
Notes
6.13% due 02/15/33	82,000	83,555
Goldman Sachs Group, Inc.
Sub. Notes
6.45% due 05/01/36	350,000	364,144
Goldman Sachs Group, Inc.
Notes
6.60% due 01/15/12	310,000	327,719
Goldman Sachs Group, Inc.
Notes
6.65% due 05/15/09	260,000	268,425
J. P. Morgan Chase & Co.
Sub. Notes
5.75% due 01/02/13	120,000	122,125
J.P. Morgan Chase & Co.
Sub. Notes
5.13% due 09/15/14	500,000	491,658
J.P. Morgan Chase & Co.
Sub. Notes
5.15% due 10/01/15	100,000	98,131
J.P. Morgan Chase & Co.
Sub. Notes
6.75% due 02/01/11	420,000	441,550
Jefferies Group, Inc.
Senior Debentures
6.25% due 01/15/36	350,000	339,518
Merrill Lynch & Co., Inc.
Notes
5.45% due 07/15/14	400,000	402,135
Merrill Lynch & Co., Inc.
Notes
5.77% due 07/25/11	150,000	153,312
Merrill Lynch & Co., Inc.
Sub. Notes
6.22% due 09/15/26	200,000	206,093
Morgan Stanley
Sub. Notes
4.75% due 04/01/14	1,150,000	1,099,546
Morgan Stanley
Notes
6.75% due 04/15/11	100,000	105,697
		6,721,352

Finance-Mortgage Loan/Banker — 0.1%
Residential Capital Corp.
Senior Notes
6.38% due 06/30/10	235,000	237,735

Finance-Other Services — 0.3%
SB Treasury Co. LLC
Bonds
9.40% due 06/30/08*(3)(4)	220,000	231,555
Sun Life Canada US Capital Trust
Company Guar.
8.53% due 05/06/07*(3)	350,000	367,610
Western Union Co.
Notes
5.93% due 10/01/16*	140,000	138,659
		737,824

Food-Meat Products — 0.1%
Tyson Foods, Inc.
Senior Notes
6.60% due 04/01/16	315,000	323,449

Food-Misc. — 0.3%
ConAgra Foods, Inc.
Notes
8.25% due 09/15/30	100,000	122,819
Kraft Foods, Inc,
Notes
4.13% due 11/12/09	180,000	174,590
Kraft Foods, Inc.
Senior Bonds
5.63% due 11/01/11	200,000	202,126
Kraft Foods, Inc.
Notes
6.25% due 06/01/12	190,000	197,372
		696,907

Forestry — 0.1%
Weyerhaeuser Co.
Notes
5.95% due 11/01/08	130,000	131,039
Weyerhaeuser Co.
Debentures
7.38% due 03/15/32	110,000	114,821
		245,860

Funeral Services & Related Items — 0.0%
Service Corp. International
Senior Notes
6.75% due 04/01/16	75,000	74,625

Gas-Distribution — 0.1%
Energen Corp.
Notes
7.63% due 12/15/10	190,000	201,025
Sempra Energy
Senior Notes
4.62% due 05/17/07	67,000	66,745
		267,770

Gas-Transportation — 0.0%
Northern National Gas Co.
Senior Notes
6.75% due 09/15/08*	50,000	51,095

Hotels/Motels — 0.1%
Marriott International, Inc.
Notes
4.63% due 06/15/12	180,000	170,532
Wyndham Worldwide Corp.
Senior Notes
6.00% due 12/01/16*	95,000	93,329
		263,861

Independent Power Producer — 0.1%
Calpine Corp.†
Secured Notes
8.75% due 07/15/13*(5)	150,000	160,875

Insurance Broker — 0.0%
Marsh & McLennan Cos., Inc.
Senior Notes
7.13% due 06/15/09	90,000	93,003

Insurance-Life/Health — 0.4%
AmerUs Group Co.
Senior Notes
5.95% due 08/15/15	130,000	135,374
Jackson National Life Global Funding
Notes
5.25% due 03/15/07*	85,000	85,055
Lincoln National Corp.
Jr. Subordinated Notes
7.00% due 05/17/66	205,000	217,277
Protective Life Secured Trusts
Senior Sec. Notes
4.00% due 10/07/09	170,000	164,503
Prudential Financial, Inc.
Notes
5.70% due 12/14/36	108,000	105,124
Prudential Financial, Inc.
Senior Notes
5.90% due 03/17/36	120,000	120,321
		827,654

Insurance-Multi-line — 0.6%
Farmers Insurance Exchange
Notes
8.63% due 05/01/24*	250,000	299,864
Genworth Financial, Inc.
Jr. Suborinated Notes
6.15% due 11/15/66	235,000	234,669
Metlife, Inc.
Jr. Subordinated notes
6.40% due 12/15/36	55,000	55,253
Metlife, Inc.
Senior Notes
6.13% due 12/01/11	200,000	206,750
MMI Capital Trust I 553086hc3
Company Guar.
7.63% due 12/15/27	100,000	110,991
Symetra Financial Corp.
Senior Notes
6.13% due 04/01/16*	225,000	227,584
Unitrin, Inc.
Senior Notes
5.75% due 07/01/07	200,000	200,150
Xl Capital, Ltd.
Senior Notes
5.25% due 09/15/14	65,000	63,701
		1,398,962

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc.
Notes
5.75% due 03/15/14*	200,000	199,258
Liberty Mutual Group, Inc.
Bonds
7.50% due 08/15/36*	30,000	32,822

Liberty Mutual Insurance Co.
Sub. Notes
7.70% due 10/15/97*	130,000	133,034
		365,114

Insurance-Property/Casualty — 0.5%
Ace Capital Trust II
Company Guar.
9.70% due 04/01/30	220,000	301,599
Crum & Forster Holdings Corp.
Senior Notes
10.38% due 06/15/13	50,000	54,125
Everest Reinsurance Holdings, Inc.
Senior Notes
5.40% due 10/15/14	160,000	156,693
Everest Reinsurance Holdings, Inc.
Senior Notes
8.75% due 03/15/10	60,000	65,401
Fidelity National Title Group, Inc.
Notes
7.30% due 08/15/11	100,000	105,003
Mercury General Corp.
Senior Notes
7.25% due 08/15/11	175,000	186,319
Navigators Group, Inc.
Senior Notes
7.00% due 05/01/16	89,000	91,003
W.R. Berkley Corp.
Senior Notes
5.60% due 05/15/15	70,000	68,759
		1,028,902

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.
Senior Notes
5.65% due 11/15/15	150,000	151,183
Nuveen Investments, Inc.
Senior Notes
5.50% due 09/15/15	215,000	210,479
		361,662

Machine Tools & Related Products — 0.1%
Kennametal, Inc.
Senior Notes
7.20% due 06/15/12	180,000	189,555

Machinery-Construction & Mining — 0.0%
Joy Global, Inc.
Notes
6.63% due 11/15/36*	100,000	99,408

Medical Products — 0.0%
Baxter International, Inc.
Senior Notes
5.90% due 09/01/16	38,000	39,037

Medical-Drugs — 0.1%
American Home Products Corp.
Notes
6.70% due 03/15/11	44,000	46,729

Schering-Plough Corp.
Senior Notes
6.50% due 12/01/33	125,000	135,578
Wyeth
Bonds
5.50% due 02/01/14	74,000	74,380
		256,687

Medical-HMO — 0.2%
UnitedHealth Group, Inc.
Senior Bonds
5.38% due 03/15/16	340,000	336,693

Medical-Hospitals — 0.1%
HCA, Inc.
Senior Notes
6.95% due 05/01/12	100,000	94,750
HCA, Inc.
Sec. Notes
9.25% due 11/15/16*	100,000	107,125
		201,875

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.
Company Guar. Notes
5.63% due 09/15/12	130,000	127,800
AmerisourceBergen Corp.
Company Guar. Notes
5.88% due 09/15/15	160,000	156,444
Cardinal Health, Inc.
Senior Notes
5.80% due 10/15/16*	90,000	89,789
		374,033

Metal Processors & Fabrication — 0.1%
Commercial Metals Co.
Notes
5.63% due 11/15/13	125,000	122,813

Multimedia — 0.9%
AOL Time Warner, Inc.
Company Guar. Bonds
7.63% due 04/15/31	230,000	256,947
Belo Corp.
Senior Notes
8.00% due 11/01/08	180,000	186,747
Cox Enterprises, Inc.
Notes
7.88% due 09/15/10*	210,000	223,928
News America Holdings, Inc.
Debentures
8.45% due 08/01/34	20,000	24,043
News America, Inc.
Company Guar. Bonds
6.40% due 12/15/35	160,000	158,949
News America, Inc.
Senior Notes
6.63% due 01/09/08	190,000	192,068
News America, Inc.
Debentures
7.28% due 06/30/28	95,000	102,239

News America, Inc.
Company Guar.
7.30% due 04/30/28	50,000	54,024
Time Warner Cos., Inc.
Company Guar. Notes
7.25% due 10/15/17	31,000	33,864
Time Warner Entertainment Co. LP
Debentures
8.38% due 03/15/23	176,000	206,476
Time Warner, Inc.
Company Guar. Notes
6.75% due 04/15/11	185,000	193,660
Time Warner, Inc.
Company Guar. Notes
6.88% due 05/01/12	110,000	116,242
Viacom, Inc.
Senior Notes
6.25% due 04/30/16	242,000	240,324
		1,989,511

Office Automation & Equipment — 0.1%
Xerox Corp.
Senior Notes
6.40% due 03/15/16	180,000	183,825

Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp.
Senior Notes
6.45% due 09/15/36	210,000	212,204
Chesapeake Energy Corp.
Senior Notes
7.50% due 09/15/13	200,000	208,250
Devon Financing Corp. ULC
Company Guar. Notes
6.88% due 09/30/11	66,000	69,790
El Paso Production Holding Co.
Company Guar. Sr. Notes
7.75% due 06/01/13	150,000	156,937
Pemex Project Funding Master Trust
Company Guar. Notes
5.75% due 12/15/15	75,000	74,475
Pemex Project Funding Master Trust
Company Guar. Notes
8.00% due 11/15/11	150,000	165,000
		886,656

Oil Companies-Integrated — 0.3%
ConocoPhillips Canada Funding Co.
Company Guar. Notes
5.95% due 10/15/36	45,000	45,626
ConocoPhillips
Debentures
7.00% due 03/30/29	138,000	155,356
ConocoPhillips Co.
Notes
8.75% due 05/25/10	160,000	177,293
Hess Corp.
Notes
7.13% due 03/15/33	55,000	60,176
Hess Corp.
Bonds
7.88% due 10/01/29	186,000	217,116

		655,567

Oil Refining & Marketing — 0.2%
Motiva Enterprises LLC
Senior Notes
5.20% due 09/15/12*	225,000	222,181
Premcor Refining Group, Inc.
Company Guar. Notes
6.75% due 05/01/14	162,000	165,085
Valero Energy Corp.
Senior Notes
7.50% due 04/15/32	120,000	136,908
		524,174

Oil-Field Services — 0.2%
Halliburton Co.
Debentures
7.60% due 08/15/96	180,000	206,549
Smith International, Inc.
Senior Notes
6.00% due 06/15/16	300,000	305,178
		511,727

Paper & Related Products — 0.1%
Bowater, Inc.
Notes
6.50% due 06/15/13	100,000	91,250
Georgia-Pacific Corp.
Company Guar. Notes
7.00% due 01/15/15*	5,000	4,987
Georgia-Pacific Corp.
Company Guar. Notes
7.13% due 01/15/17*	5,000	4,988
Temple-Inland, Inc.
Bonds
6.63% due 01/15/18	140,000	145,174
		246,399

Pipelines — 0.7%
Centerpoint Energy Resources Corp.
Notes
7.75% due 02/15/11	347,000	373,976
DCP Midstream LP
Bonds
6.45% due 11/03/36*	70,000	71,923
Duke Energy Field Services LLC
Notes
6.88% due 02/01/11	35,000	36,598
Dynegy-Roseton Danskammer
Company Guar. Pass Through Certs.
7.67% due 11/08/16	75,000	77,719
Enbridge Energy Partners LP
Senior Notes
5.88% due 12/15/16	34,000	33,664
Energy Transfer Partners LP
Company Guar. Sr. Notes
6.13% due 02/15/17	55,000	55,765

Energy Transfer Partners LP
Senior Notes
6.63% due 10/15/36	60,000	61,780
Kinder Morgan Energy Partners LP
Notes
6.75% due 03/15/11	370,000	384,979
ONEOK Partners LP
Company Guar. Sr. Notes
6.15% due 10/01/16	44,000	44,645
Spectra Energy Capital LLC
Notes
5.67% due 08/15/14	190,000	189,486
Spectra Energy Capital LLC
Notes
6.25% due 02/15/13	180,000	185,461
		1,515,996
Private Corrections — 0.0%
Corrections Corp. of America
Company Guar. Notes
6.25% due 03/15/13	50,000	49,563

Radio — 0.1%
Chancellor Media Corp.
Company Guar. Sr. Notes
8.00% due 11/01/08	231,000	240,161

Real Estate Investment Trusts — 1.4%
Archstone-Smith Operating Trust
Senior Notes
5.25% due 05/01/15	250,000	245,294
Avalon Properties, Inc.
Notes
6.88% due 12/15/07	40,000	40,402
AvalonBay Communities, Inc.
Senior Notes
5.75% due 09/15/16	87,000	88,136
AvalonBay Communities, Inc.
Notes
7.50% due 08/01/09	200,000	210,472
Brandywine Operating Partnership LP
Company Guar. Notes
5.75% due 04/01/12	160,000	161,098
Camden Property Trust
Senior Notes
4.38% due 01/15/10	230,000	223,912
Camden Property Trust
Notes
6.75% due 09/15/10	80,000	83,580
Developers Diversified Realty Corp.
Notes
3.88% due 01/30/09	180,000	174,325
Developers Diversified Realty Corp.
Bonds
5.38% due 10/15/12	90,000	89,136
Health Care Property Investors, Inc.
Senior Notes
5.65% due 12/15/13	90,000	88,787
Health Care Property Investors, Inc.
Senior Notes
6.00% due 03/01/15	60,000	59,663
Health Care Property Investors, Inc.
Senior Notes
6.30% due 09/15/16	300,000	304,783
Kimco Realty Corp.
Notes
5.19% due 10/01/13	80,000	78,166
Kimco Realty Corp.
Notes
5.58% due 11/23/15	180,000	178,848
Liberty Property LP
Senior Notes
5.50% due 12/15/16	50,000	49,293
Liberty Property LP
Senior Notes
7.75% due 04/15/09	70,000	73,213
Liberty Property LP
Senior Notes
8.50% due 08/01/10	230,000	252,039
Mack-Cali Realty LP
Bonds
5.80% due 01/15/16	34,000	34,094
Reckson Operating Partnership LP
Senior Notes
6.00% due 03/31/16	160,000	156,149
Simon Property Group LP
Notes
5.00% due 03/01/12	88,000	86,451
Simon Property Group LP
Notes
5.10% due 06/15/15	285,000	277,183
Simon Property Group LP
Notes
5.38% due 08/28/08	35,000	34,847
United Dominion Realty Trust, Inc.
Senior Notes
5.25% due 01/15/15	190,000	184,169
		3,174,040
Real Estate Management/Services — 0.3%
AMB Property LP
Company Guar. Bonds
5.45% due 12/01/10	100,000	100,102
AMB Property LP
Company Guar. Notes
7.10% due 06/30/08	150,000	153,385
EOP Operating LP
Company Guar. Notes
6.75% due 02/15/12	50,000	53,999
EOP Operating LP
Notes
6.80% due 01/15/09	110,000	113,668
EOP Operating LP
Company Guar. Notes
7.00% due 07/15/11	306,000	331,147
		752,301

Real Estate Operations and Development — 0.5%

Colonial Realty LP
Senior Notes
6.05% due 09/01/16	255,000	258,242
Developers Diversified Realty
Senior Notes
5.00% due 05/03/10	60,000	59,179
ERP Operating LP
Notes
5.13% due 03/15/16	95,000	92,262
ERP Operating LP
Notes
6.63% due 03/15/12	150,000	158,160
Regency Centers LP
Company Guar. Notes
4.95% due 04/15/14	100,000	96,248
Regency Centers LP
Company Guar. Bonds
5.25% due 08/01/15	105,000	101,800
Simon Property Group LP
Notes
4.60% due 06/15/10	75,000	73,149
Simon Property Group LP
Notes
5.38% due 06/01/11	180,000	180,021
		1,019,061

Recycling — 0.0%
Aleris International, Inc.
Senior Notes
9.00% due 12/15/14*	40,000	40,200
Aleris International, Inc.
Senior Sub. Notes
10.00% due 12/15/16*	10,000	10,075
		50,275

Rental Auto/Equipment — 0.0%
Erac USA Finance Co.
Notes
7.35% due 06/15/08*	90,000	92,253

Retail-Building Products — 0.0%
Home Depot, Inc.
Senior Notes
5.88% due 12/16/36	90,000	88,319

Retail-Drug Store — 0.1%
CVS Lease Pass Through Trust
Pass Through Certs.
6.04% due 12/10/28*	225,000	224,069

Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc.
Company Guar. Sr. Notes
5.90% due 12/01/16	138,000	137,785

Savings & Loans/Thrifts — 0.1%
Downey Financial Corp.
Senior Notes
6.50% due 07/01/14	71,000	71,162
Washington Mutual Bank
Sub. Notes
5.95% due 05/20/13	73,000	74,201
Washington Mutual Preferred Funding Delaware
Bonds
6.53% due 03/15/11*(3)(4)	100,000	98,850
		244,213

Special Purpose Entities — 0.4%
Allstate Life Global Funding Trusts
Notes
4.25% due 02/26/10	235,000	227,964
BAE Systems Holdings, Inc.
Notes
5.20% due 08/15/15*	89,000	84,776
John Hancock Global Funding II
Notes
5.00% due 07/27/07*	200,000	199,367
Pricoa Global Funding I
Notes
3.90% due 12/15/08*	200,000	194,361
Principal Life Global Funding I
Notes
5.25% due 01/15/13*	91,000	90,161
Principal Life Global Funding I
Notes
6.13% due 10/15/33*	190,000	197,267
		993,896

Telecom Services — 0.6%
Embarq Corp.
Senior Notes
7.08% due 06/01/16	270,000	274,865
Verizon Global Funding Corp.
Senior Notes
6.88% due 06/15/12	350,000	373,820
Verizon Global Funding Corp.
Notes
7.75% due 12/01/30	540,000	633,408
		1,282,093

Telephone-Integrated — 1.0%
AT&T, Inc.
Notes
5.30% due 11/15/10	200,000	200,028
BellSouth Corp.
Bonds
5.20% due 09/15/14	190,000	185,424
BellSouth Corp.
Bonds
6.55% due 06/15/34	180,000	184,522
GTE Northwest, Inc.
Debentures
5.55% due 10/15/08	39,000	39,046
New England Telephone & Telegraph Co.
Debentures
7.88% due 11/15/29	53,000	57,827
SBC Communications, Inc.
Notes
5.10% due 09/15/14	740,000	718,502

Sprint Capital Corp.
Company Guar. Bonds
6.38% due 05/01/09	100,000	102,002
Sprint Capital Corp.
Company Guar. Notes
7.63% due 01/30/11	400,000	428,280
Sprint Capital Corp.
Company Guar. Bonds
8.38% due 03/15/12	30,000	33,342
Sprint Capital Corp.
Company Guar. Bonds
8.75% due 03/15/32	220,000	264,795
Verizon New York, Inc.
Debentures
6.88% due 04/01/12	34,000	35,248
		2,249,016

Television — 0.3%
CBS Corp.
Company Guar. Notes
7.70% due 07/30/10	210,000	224,308
CBS Corp.
Company Guar. Notes
7.88% due 07/30/30	180,000	188,627
Ion Media Networks, Inc.
Secured Sr. Notes
1.00% due 01/15/13*	75,000	75,938
Univision Communications Inc
Company Guar. Notes
7.85% due 07/15/11	180,000	181,349
Univision Communications, Inc.
Company Guar. Sr. Notes
3.88% due 10/15/08	60,000	57,226
		727,448

Tobacco — 0.2%
Altria Group, Inc.
Notes
7.00% due 11/04/13	235,000	255,331
Altria Group, Inc.
Notes
7.65% due 07/01/08	70,000	72,168
Philip Morris Capital Corp
Bonds
7.50% due 07/16/09	40,000	41,732
		369,231

Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp.
Debentures
7.29% due 06/01/36	87,000	102,356

Transport-Services — 0.1%
FedEx Corp.
Company Guar. Notes
5.50% due 08/15/09	38,000	38,144
Ryder System, Inc.
Notes
5.00% due 06/15/12	71,000	68,335
		106,479

Total Corporate Bonds & Notes
(cost $54,892,019)		54,957,164

FOREIGN CORPORATE BONDS & NOTES — 4.8%
Agricultural Chemicals — 0.1%
Potash Corp. of Saskatchewan
Notes
7.13% due 06/15/07	125,000	125,883
Yara International ASA
Notes
5.25% due 12/15/14*	155,000	148,223
		274,106

Banks-Commercial — 0.7%
Barclays Bank PLC
Sub. Notes
5.93% due 12/31/49*(3)	103,000	104,297
HSBC Holdings PLC
Sub. Notes
6.50% due 05/02/36	200,000	215,154
Landsbanki Islands HF
Notes
6.10% due 08/25/11*	42,000	42,700
Overseas-Chinese Banking
Sub. Notes
7.75% due 09/06/11*	250,000	275,407
Royal Bank of Scotland Group PLC
Sub. Notes
5.05% due 01/08/15	230,000	224,361
Royal Bank of Scotland Group PLC
Sub. Notes
6.38% due 02/01/11	280,000	291,567
RSHB Capital
Bonds
7.18% due 05/16/13	175,000	183,976
Standard Chartered PLC
Sub. Notes
6.41% due 01/30/17*(3)(4)	50,000	49,603
VTB Capital SA
Senior Notes
6.25% due 07/02/35*	190,000	193,800
		1,580,865

Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC
Company Guar. Notes
5.13% due 01/30/12	90,000	88,876

Brewery — 0.3%
CIA Brasileira De Bebida
Notes
8.75% due 09/15/13	235,000	273,775
CIA Brasileira De Bebida
Company Guar. Notes
10.50% due 12/15/11	40,000	48,400

SABMiller PLC
Notes
6.20% due 07/01/11*	250,000	255,883
SABMiller PLC
Notes
6.50% due 07/01/16*	91,000	94,924
		672,982

Building & Construction-Misc. — 0.1%
Conproca SA de CV
Secured Sr. Notes
12.00% due 06/16/10	140,000	161,700

Chemicals-Specialty — 0.1%
Methanex Corp.
Notes
6.00% due 08/15/15	220,000	208,678

Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.
Senior Notes
7.00% due 06/15/13	43,000	43,767

Diversified Manufactured Operations — 0.2%
Tyco International Group SA
Company Guar. Notes
6.00% due 11/15/13	70,000	72,427
Tyco International Group SA
Company Guar. Notes
6.13% due 11/01/08	100,000	101,238
Tyco International Group SA
Company Guar. Notes
6.38% due 10/15/11	70,000	73,255
Tyco International Group SA
Company Guar. Notes
6.75% due 02/15/11	150,000	158,160
		405,080

Diversified Minerals — 0.0%
Vale Overseas, Ltd.
Company Guar. Notes
6.25% due 01/23/17	100,000	100,455

Diversified Operations — 0.1%
Pacificorp Australia
Bonds
6.15% due 01/15/08*	170,000	171,059

Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd.
Senior Notes
4.70% due 04/15/11*	85,000	82,893

Electric-Generation — 0.2%
Abu Dhabi National Energy Co.
Notes
6.50% due 10/27/36*	325,000	335,214

Finance-Consumer Loans — 0.1%
Aiful Corp.
Notes
4.45% due 02/16/10*	204,000	195,663

Finance-Investment Banker/Broker — 0.0%
Kaupthing Bank
Sub. Notes
7.13% due 05/19/16*	92,000	97,582

Insurance-Multi-line — 0.2%
AXA SA
Sub. Notes
6.38% due 12/14/36*(3)(4)	77,000	76,027
AXA SA
Sub. Notes
8.60% due 12/15/30	250,000	324,140
ING Groep NV
Bonds
5.78% due 12/29/49	52,000	51,455
		451,622

Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC
Company Guar. Notes
6.50% due 01/15/12	240,000	250,014

Medical-Drugs — 0.1%
Angiotech Pharmaceuticals, Inc.
Senior Notes
9.10% due 12/01/13*	110,000	111,375
Elan Finance PLC
Company Guar. Bonds
7.75% due 11/15/11	75,000	73,219
		184,594

Metal-Diversified — 0.2%
Inco, Ltd.
Bonds
7.20% due 09/15/32	220,000	234,494
Inco, Ltd.
Senior Notes
7.75% due 05/15/12	157,000	171,736
		406,230

Non-Ferrous Metals — 0.1%
Codelo, Inc.
Notes
6.38% due 11/30/12*	200,000	208,768

Oil Companies-Integrated — 0.0%
Petro-Canada
Notes
5.95% due 05/15/35	50,000	47,412

Oil-Field Services — 0.1%
Weatherford International, Ltd.
Company Guar. Sr. Notes
6.50% due 08/01/36	230,000	230,890

Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc.
Notes
8.55% due 08/01/10	100,000	95,000

Property Trust — 0.2%
WEA Finance LLC/WCI Finance LLC
Senior Notes
5.70% due 10/01/16*	43,000	43,162

Westfield Group
Senior Notes
5.40% due 10/01/12*	290,000	288,319
		331,481

Special Purpose Entities — 0.4%
National Gas Co.
Notes
6.05% due 01/15/36*	325,000	316,972
SMFG Preferred Capital USD 1, Ltd. 78454AAA2
Bonds
6.08% due 01/25/17*(3)(4)	111,000	110,256
UFJ Finance Aruba AEC
Company Guar. Notes
6.75% due 07/15/13	490,000	522,913
		950,141

Telecom Services — 0.0%
TELUS Corp.
Notes
8.00% due 06/01/11	21,000	22,964

Telephone-Integrated — 1.5%
British Telecommunications PLC
Notes
8.13% due 12/15/10	350,000	390,604
British Telecommunications PLC
Bonds
8.63% due 12/15/30	47,000	64,290
British Telecommunications PLC
Notes
8.88% due 12/15/30	120,000	164,145
Deutsche Telekom International Finance BV
Company Guar. Bonds
8.50% due 06/15/10	220,000	238,223
Deutsche Telekom International Finance BV
Company Guar. Bonds
8.75% due 06/15/30	410,000	504,029
France Telecom SA
Bonds
7.75% due 03/01/11	180,000	196,069
France Telecom SA
Notes
8.50% due 03/01/31	210,000	275,673
Telecom Italia Capital SA
Company Guar. Notes
4.00% due 01/15/10	125,000	119,362
Telecom Italia Capital SA
Company Guar. Bonds
5.25% due 10/01/15	120,000	112,093
Telecom Italia Capital SA
Company Guar. Bonds
6.20% due 07/18/11	590,000	598,715
Telefonica Emisones SAU
Company Guar. Notes
6.42% due 06/20/16	100,000	103,162
Telefonica Emisones SAU
Company Guar. Notes
7.05% due 06/20/36	100,000	106,217
Telefonica Europe BV
Company Guar. Bonds
7.75% due 09/15/10	180,000	193,328
Telefonica Europe BV
Company Guar. Bonds
8.25% due 09/15/30	165,000	196,582
		3,262,492
Total Foreign Corporate Bonds & Notes
(cost $10,777,126)		10,860,528

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Province of Quebec
Debentures
7.50% due 09/15/29	116,000	147,187
United Mexican States
Notes
5.63% due 01/15/17	150,000	150,150
United Mexican States
Notes
6.75% due 09/27/34	240,000	259,200
United Mexican States
Notes
7.50% due 04/08/33	150,000	177,000
		733,537

Total Foreign Government Agencies
(cost $717,782)		733,537

U.S. GOVERNMENT AGENCIES — 27.3%
Federal Home Loan Mtg. Corp. — 4.3%
Fedeal Home Loan Mtg. Corp.
4.13% due 07/12/10	556,000	541,824
4.50% due 01/15/13	1,579,000	1,539,874
4.50% due 11/01/20	992,564	956,756
5.00% due 12/14/18	200,000	195,286
5.00% due 09/01/21	1,977,719	1,943,148
5.00% due 11/01/36	399,960	385,879
5.00% due 12/01/36	3,246,520	3,132,216
5.00% due January TBA	700,000	679,383
5.75% due 03/15/09	50,000	50,770
6.25% due 07/15/32	206,000	237,075
6.75% due 03/15/31	100,000	121,068
		9,783,279

Federal National Mtg. Assoc. — 5.1%
4.66% due 07/01/35	71,447	70,868
5.01% due 12/01/35	67,998	67,723
5.33% due 11/01/36	103,798	104,063
5.38% due 11/15/11	500,000	509,549
5.50% due 12/01/20	976,644	976,472
5.50% due 11/01/36	4,968,972	4,910,483
5.50% due 12/01/36	349,965	345,846
6.00% due 05/15/11	250,000	260,308
6.00% due 10/01/36	2,740,842	2,759,399

6.50% due 07/01/36	1,206,981	1,229,737
6.63% due 11/15/30	107,000	127,683
7.25% due 01/15/10	200,000	212,779
		11,574,910

Government National Mtg. Assoc. — 17.9%
4.50% due 04/15/18	272,966	264,901
4.50% due 05/15/18	1,597,536	1,550,040
4.50% due 08/15/18	88,118	85,498
4.50% due 09/15/18	663,297	643,576
4.50% due 10/15/18	3,030,535	2,940,434
4.50% due 09/15/33	735,330	695,847
5.00% due 06/15/33	28,074	27,336
5.00% due 08/15/33	164,006	159,698
5.00% due 09/15/33	243,702	237,302
5.00% due 10/15/33	171,493	166,989
5.00% due 11/15/33	18,828	18,334
5.00% due 06/15/34	646,390	629,068
5.00% due 05/15/35	26,619	25,891
5.00% due 09/15/35	28,553	27,772
5.00% due 11/15/35	993,798	966,613
5.00% due 02/15/36	858,919	835,196
5.00% due 03/15/36	995,117	967,633
5.00% due 05/15/36	967,630	940,905
5.00% due 06/15/36	899,810	874,958
5.00% due 08/15/36	53,232	51,762
5.50% due 02/15/32	48,716	48,564
5.50% due 03/15/32	46,756	46,622
5.50% due 12/15/32	67,798	67,586
5.50% due 01/15/33	31,112	30,998
5.50% due 02/15/33	211,501	210,728
5.50% due 03/15/33	680,621	678,137
5.50% due 04/15/33	2,160,859	2,153,051
5.50% due 05/15/33	45,496	45,330
5.50% due 06/15/33	2,980,082	2,969,200
5.50% due 07/15/33	2,112,981	2,105,266
5.50% due 08/15/33	416,900	415,377
5.50% due 09/15/33	52,335	52,144
5.50% due 11/15/33	374,923	373,554
5.50% due 12/15/33	23,784	23,697
5.50% due 01/15/34	935,429	931,511
5.50% due 02/15/34	466,364	464,412
6.00% due 04/15/28	983,164	999,434
6.00% due 01/15/29	170,383	173,152
6.00% due 03/15/29	260,879	265,119
6.00% due 11/15/31	85,182	86,503
6.00% due 12/15/31	202,964	206,110
6.00% due 04/15/32	186,940	189,806
6.00% due 08/15/32	43,124	43,785
6.00% due 09/15/32	156,486	158,885
6.00% due 10/15/32	470,484	477,697
6.00% due 11/15/32	197,889	200,923
6.00% due 01/15/33	27,396	27,805
6.00% due 02/15/33	336,668	341,691
6.00% due 03/15/33	83,461	84,706
6.00% due 09/15/33	155,425	157,744
6.00% due 01/15/34	793,692	805,234
6.00% due 03/15/34	224,954	228,225
6.00% due 05/15/34	197,429	200,300
6.00% due 07/15/34	116,532	118,227
6.00% due 08/15/34	1,101,863	1,117,886
6.00% due 09/15/34	163,434	165,810
6.00% due 11/15/34	536,440	544,240
6.00% due 03/15/35	578,588	587,177
6.00% due 08/15/35	623,906	632,667
6.00% due 01/15/36	310,369	314,976
6.00% due 02/15/36	374,869	380,434
6.00% due 04/15/36	876,971	889,988
6.00% due 05/15/36	487,673	494,912
6.00% due 06/15/36	1,711,289	1,736,691
6.00% due 07/15/36	388,610	394,378
6.00% due 08/15/36	1,138,514	1,155,414
6.00% due 09/15/36	1,294,437	1,313,651
6.00% due 10/15/36	1,840,753	1,868,076
6.00% due 11/15/36	748,400	759,509
6.00% due 12/15/36	249,723	253,430
6.50% due 09/15/28	25,991	26,745
6.50% due 06/15/31	27,795	28,564
6.50% due 09/15/31	72,616	74,627
6.50% due 10/15/31	29,641	30,461
6.50% due 11/15/31	14,162	14,554
6.50% due 12/15/31	35,523	36,507
7.50% due 08/15/07	7,209	7,237
7.50% due 09/15/30	28,203	29,436
		40,348,646

Total U.S. Government Agencies
(cost $62,089,768)		61,706,835

U.S. GOVERNMENT TREASURIES — 29.0%
United States Treasury Bonds — 5.5%
4.63% due 11/15/16	2,000,000	1,986,876
4.50% due 02/15/36	5,000,000	4,754,690
5.38% due 02/15/31	708,000	758,390
6.25% due 08/15/23	531,000	611,189
7.13% due 02/15/23	249,000	309,966
7.25% due 08/15/22	60,000	75,248
7.88% due 02/15/21	1,540,000	2,005,490
8.13% due 05/15/21	30,000	39,945
8.75% due 08/15/20	1,042,000	1,440,565
8.88% due 02/15/19	124,000	169,551
9.00% due 11/15/18	100,000	137,508
9.13% due 05/15/18	75,000	103,154
		12,392,572

United States Treasury Notes — 23.5%
2.63% due 05/15/08	1,060,000	1,028,365
2.75% due 08/15/07	1,186,000	1,169,507
3.00% due 11/15/07	1,915,000	1,882,162
3.25% due 08/15/07	35,000	34,621
4.00% due 11/15/12	3,435,000	3,316,520
4.00% due 02/15/14	278,000	266,109
4.25% due 08/15/13	4,245,000	4,138,544
4.25% due 11/15/13	2,056,000	2,001,709
4.25% due 08/15/14	136,000	132,016
4.38% due 05/15/07	2,460,000	2,453,850
4.38% due 08/15/12	3,389,000	3,340,283

4.50% due 09/30/11	900,000	892,090
4.50% due 11/15/15	11,000,000	10,830,699
4.63% due 08/31/11	1,876,000	1,870,064
4.75% due 11/15/08	1,572,000	1,569,974
4.75% due 05/15/14	430,000	431,108
4.88% due 05/31/11	3,600,000	3,624,750
4.88% due 02/15/12	1,615,000	1,629,763
4.88% due 08/15/16	1,300,000	1,315,539
5.00% due 02/15/11	1,250,000	1,265,625
5.00% due 08/15/11	809,000	820,313
5.13% due 06/30/08	3,000,000	3,009,375
5.50% due 02/15/08	84,000	84,466
5.63% due 05/15/08	90,000	90,823
5.75% due 08/15/10	789,000	816,214
6.00% due 08/15/09	1,293,000	1,332,042
6.13% due 08/15/07	875,000	880,537
6.50% due 02/15/10	1,395,000	1,465,459
6.63% due 05/15/07	80,000	80,447
8.50% due 02/15/20	1,000,000	1,350,547
		53,123,521

Total U.S. Government Treasuries
(cost $66,021,791)		65,516,093

EXCHANGE TRADED FUNDS — 1.5%
Index Fund-Debt — 1.5%
iShares Lehman 1-3 Year Treasury Bond Fund	11,300	903,548
iShares Lehman 20+ Year Treasury Bond Fund	10,200	901,986
iShares Lehman 7-10 Year Treasury Bond Fund	19,300	1,591,092

Total Exchange Traded Funds
(cost $3,425,871)		3,396,626

COMMON STOCK — 0.0%
Pipelines — 0.0%
Dynegy, Inc., Class A†
(cost $0)	23	167

Total Long-Term Investment Securities
(cost $212,308,223)		211,469,715

SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes
4.80% due 01/03/07
Total Short-Term Investment Securities (cost $499,867)	500,000	499,867

REPURCHASE AGREEMENTS — 9.0%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $201,082 and collateralized by $180,000 of United States Treasury Bonds, bearing interest at 6.00%, due 02/15/26 and having an approximate value of $207,672	201,000	201,000

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $4,542,514 and collateralized by $4,555.000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.00%, due 04/15/11 and having an approximate value of $4,634,713	4,541,000	4,541,000

UBS Securities, LLC Joint Repurchase Agreement (6)	630,000	630,000

UBS Securities, LLC Joint Repurchase Agreement (6)	14,983,000	14,983,000

Total Repurchase Agreements
(cost $20,355,000)		20,355,000

TOTAL INVESTMENTS
(cost $233,163,090(7))	102.9%	232,324,582
Liabilities in excess of other assets	(2.9)	(6,534,931)
NET ASSETS	100.0%	$225,789,651

Bonds & Notes Sold Short — (0.1%)	Principal Amount	Value (Note 1)

U.S. GOVERNMENT AGENCIES — (0.3%)
Federal Home Loan Mtg. Corp. 5.00% due January TBA (Proceeds ($681,844))	$(700,000)	$(681,844)

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2006 the aggregate value of these securities was $8,187,502 representing 3.63% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†                                          Non-income producing security

(1)                                  Variable Rate Security - the rate reflected is as of December 31, 2006, maturity date reflects the stated maturity date.

(2)                                  Collateralized Mortgaged Obligation

(3)                                  Perpetual maturity - maturity date reflects the next call date.

(4)                                  Floating rate security where the rate fluctuates.  The rate moves up or down at each reset date.  The rate reflected is as of December 31, 2006

(5)                                  Bond in default

(6)                                  See Note 2 for details of Joint Repurchase Agreement.

(7)                                  See Note 4 for cost of investment on a tax basis.

(9)           Fair Value Security, (see Note 1)

ADR                     American Depository Receipt

See Notes to Portfolio Investments

SEASONS SERIES TRUST
STRATEGIC FIXED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2006
(unaudited)

	Principal	Value
Security Description	Amount	(Note 1)(9)
ASSET BACKED SECURITIES — 10.2%
Diversified Financial Services — 10.2%
ACE Securities Corp.
Series 2005-HE5, Class A2A
5.47% due 08/25/35(1)	$271,333	$271,360
Asset Backed Securities Corp Home Equity
Series 2004-HE7, Class A2
5.73% due 10/25/34(1)	320,420	320,892
Bear Stearns Asset Backed Securities, Inc.
Series 2001-2, Class 2A
5.67% due 10/25/34(1)	552,673	552,960
Bear Stearns Asset Backed Securities, Inc.
Series 2005-HE2, Class 1A2
5.59% due 12/25/33(1)	100,872	100,908
Citifinancial Mtg. Securities, Inc.
Series 2003-4, Class AF6
4.49% due 10/25/33(2)	250,000	242,518
Citigroup/Deutsche Bank Commercial Mtg. Trust
Series 2006-CD3, Class A5
5.62% due 10/15/48(3)	700,000	713,097
Citigroup/Deutsche Bank Commercial Mtg. Trust,
Series 2005-CD1, Class A4
5.23% due 07/15/44(3)(4)	200,000	199,543
Countrywide Asset-Backed Certificates
Series 2005-17, Class 1AF1
5.55% due 12/25/36(1)	435,495	435,716
First Franklin Mtg, Loan Asset Backed Certificates
Series 2005-FF10, Class A2
5.45% due 11/25/35(1)	168,494	168,520
Fremont Home Loan Trust
Series 2005-E, Class 2A2
5.52% due 01/25/36(1)	500,000	500,162
Fremont Home Loan Trust
Series 2004-4, Class 2A2
5.10% due 03/25/35(1)	15,040	15,049
GE Capital Commercial Mtg. Corp.
Series 2003-C1, Class A4
4.82% due 01/10/38	126,268	123,362
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A7
5.32% due 06/10/36(3)(4)	300,000	299,701
GS Mtg. Securities Corp. II
Series 2006-GG6, Class A4
5.55% due 04/10/38(3)(4)	535,000	543,230
GSAMP Trust
Series 2006-S4, Class A1
5.44% due 05/25/36(1)	455,111	455,139
IXIS Real Estate Capital Trust
Series 2005-HE4, Class A1
5.46% due 02/25/36(1)	745,690	745,799
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2004-CB9, Class A4
5.38% due 06/12/41(3)(4)	377,963	382,668
JP Morgan Chase Commercial Mtg. Securities Corp.
Series 2004-LN2, Class A2
5.12% due 07/15/41(3)	55,768	54,950
Mastr Asset Backed Securities Trust
Series 2006-AB1, Class A1
5.49% due 02/25/36(1)	236,722	236,755
Morgan Stanley Capital I
Series 2004-IQ7, Class A4
5.43% due 06/15/38(3)(4)	150,000	151,124
Novastar Home Equity Loan
Series 2005-2, Class A2B
5.50% due 10/25/35(1)	216,685	216,727
Novastar Home Equity Loan
Series 2005-3, Class A2A
5.48% due 01/25/36(1)	47,992	47,988
Ownit Mtg. Loan Asset Backed
Certificates Series 2006-6, Class A2B
5.46% due 09/25/37(1)	575,000	575,625
Popular ABS, Inc.
Series 2004-4, Class AF1
5.60% due 09/25/34(1)	133,743	133,801
Residential Asset Securities Corp.
Series 2004-KS6, Class AI3
4.16% due 07/25/30(4)	96,999	95,705
Residential Funding Mtg. Securities II, Inc.
Series 2006-HI1, Class A1
5.46% due 02/25/36(1)	587,328	587,437
Structured Asset Investment Loan Trust
Series 2005-HE2, Class A1
5.47% due 07/25/35(1)	242,343	242,354
Structured Asset Investment Loan Trust
Series 2005-7, Class A3
5.46% due 08/25/35(1)	212,576	212,604
		8,625,694
Total Asset Backed Securities
(cost $8,675,635)		8,625,694
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc.
Notes
7.50% due 08/15/09
(cost $25,000)(11)(15)	25,000	27,750
CORPORATE BONDS & NOTES — 27.4%
Agricultural Chemicals — 0.1%
The Mosaic Co.
Senior Notes
7.38% due 12/01/14*	25,000	25,656
The Mosaic Co.
Senior Notes
7.63% due 12/01/16*	25,000	25,907
		51,563

Airlines — 0.8%
American Airlines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.82% due 05/23/11	475,000	482,571
Continental Airlines, Inc.
Pass Through Certs.,
Series 1991, Class A,
6.55% due 02/02/19	119,959	124,169
Continental Airlines, Inc.
Pass Through Certs.
Series 1999, Class 2
7.73% due 03/15/11	15,362	14,517
Northwest Airlines, Inc.
Pass Through Certs.
Series 1A-1
7.04% due 04/01/22	35,144	35,408
United AirLines, Inc.
Pass Through Certificates,
Series 2001-1, Class A-2
6.20% due 09/01/08	16,480	16,583
		673,248
Applications Software — 0.2%
SS&C Technologies, Inc.
Company Guar. Notes
11.75% due 12/01/13	150,000	162,750
Auto-Cars/Light Trucks — 0.7%
General Motors Corp.
Debentures
7.70% due 04/15/16	50,000	47,125
General Motors Corp.
Senior Notes
7.13% due 07/15/13	350,000	329,875
General Motors Corp.
Debentures
8.38% due 07/15/33	75,000	69,375
General Motors Corp.
Debentures
8.25% due 07/15/23	125,000	116,250
		562,625
Beverages-Non-alcoholic — 0.1%
Cott Beverages, Inc.
Company Guar. Notes
8.00% due 12/15/11	50,000	51,000
Broadcast Services/Program — 0.3%
Fisher Communications, Inc.
Senior Notes
8.63% due 09/15/14	156,000	165,360
Nexstar Finance, Inc.
Senior Disc. Notes
11.38% due 04/01/13(2)	25,000	22,406
Nexstar Finance, Inc.
Senior Sub. Notes
7.00% due 01/15/14	75,000	70,500
		258,266
Building & Construction Products-Misc. — 0.5%
Associated Materials, Inc.
Senior Disc. Notes
11.25% due 03/01/14(2)	25,000	16,875
Associated Materials, Inc.
Senior Sub. Notes
9.75% due 04/15/12	175,000	180,250
Dayton Superior Corp.
Senior Sec. Notes
10.75% due 09/15/08	100,000	104,500
Interline Brands, Inc.
Senior Sub. Notes
8.13% due 06/15/14	125,000	128,437
		430,062
Building Products-Wood — 0.1%
Masonite Corp.
Senior Sub. Notes
11.00% due 04/06/15*	50,000	46,250

Cable TV — 1.8%
Adelphia Communications Corp.†
Senior Notes
10.25% due 06/15/11(5)	75,000	71,250
Cablevision Systems Corp.
Senior Notes
8.00% due 04/15/12	20,000	19,650
CCH I Holdings LLC
Company Guar.
11.00% due 10/01/15	326,000	333,335
CCH II LLC
Senior Notes
10.25% due 09/15/10	200,000	208,750
CCH II LLC
Company Guar.
10.25% due 10/01/13	537,000	571,905
Charter Communications Holdings II LLC
Senior Notes
10.25% due 09/15/10	150,000	156,937
CSC Holdings, Inc.
Debentures
8.13% due 08/15/09	50,000	51,813
CSC Holdings, Inc.
Senior Notes
7.63% due 04/01/11	40,000	40,750
Insight Communications Co., Inc.
Senior Disc. Notes
12.25% due 02/15/11(2)	65,000	68,087
		1,522,477
Casino Hotels — 1.2%
Circus & Eldorado Joint Venture
Mtg. Notes
10.13% due 03/01/12	150,000	157,500
Eldorado Casino Corp. (Shreveport)
Sec. Bonds
10.00% due 08/01/12(6)(12)	156,000	148,200
MGM Mirage, Inc.
Senior Notes
5.88% due 02/27/14	525,000	485,625

Station Casinos, Inc.
Senior Sub. Notes
6.88% due 03/01/16	125,000	112,187
Station Casinos, Inc.
Senior Sub. Notes
6.63% due 03/15/18	25,000	21,438
Turning Stone Resort Casino Enterprise
Senior Notes
9.13% due 12/15/10*	50,000	51,250
Turning Stone Resort Casino Enterprise
Senior Notes
9.13% due 09/15/14*	50,000	51,125
		1,027,325
Cellular Telecom — 0.6%
American Cellular Corp.
Senior Notes
10.00% due 08/01/11	175,000	185,062
Centennial Communications Corp.
Company Guar. Notes
10.13% due 06/15/13(1)	125,000	134,687
Centennial Communications Corp.
Senior Notes
10.25% due 01/01/13	50,000	52,875
Centennial Communications Corp.
Senior Notes
10.00% due 01/01/13	8,000	8,510
Rural Cellular Corp.
Senior Sub. Notes
9.75% due 01/15/10	100,000	102,750
Rural Cellular Corp.
Senior Sub. Notes
11.12% due 11/01/12(1)	25,000	26,063
		509,947
Chemicals-Diversified — 0.1%
Equistar Chemicals LP / Equistar Funding Corp.
Senior Notes
10.63% due 05/01/11	100,000	106,500
Chemicals-Specialty — 0.2%
Nalco Co.
Senior Notes
7.75% due 11/15/11	25,000	25,563
Nalco Co.
Senior Sub. Notes
8.88% due 11/15/13	45,000	47,644
Rockwood Specialties Group, Inc.
Sub. Notes
7.50% due 11/15/14	50,000	50,375
Tronox Worldwide LLC/Tronox Finance Corp.
Company Guar. Notes
9.50% due 12/01/12	75,000	78,937
		202,519
Coal — 0.1%
Massey Energy Co.
Senior Notes
6.63% due 11/15/10	81,000	81,000
Commercial Services — 0.1%
DI Finance/DynCorp International
Senior Sub. Notes
9.50% due 02/15/13	96,000	101,760
Computer Services — 0.1%
Compucom Systems, Inc.
Senior Notes
12.00% due 11/01/14*	50,000	51,500
Sungard Data Systems, Inc.
Company Guar. Notes
9.13% due 08/15/13	50,000	52,500
		104,000
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc.
Senior Sub. Notes
9.50% due 05/01/16*	25,000	23,250
Consulting Services — 0.0%
FTI Consulting, Inc.
Company Guar. Notes
7.63% due 06/15/13	25,000	25,813
Consumer Products-Misc. — 0.1%
American Achievement Corp.
Senior Sub. Notes
8.25% due 04/01/12	14,000	14,333
Jostens Holding Corp.
Senior Disc. Notes
10.25% due 12/01/13	44,000	38,830
Prestige Brands, Inc.
Senior Sub. Notes
9.25% due 04/15/12	25,000	25,500
Visant Holding Corp.
Senior Notes
8.75% due 12/01/13(2)	30,000	30,900
		109,563
Containers-Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc.
Debentures
8.00% due 04/15/23	150,000	146,250
Crown Cork & Seal Co., Inc.
Debentures
7.38% due 12/15/26	100,000	93,500
Owens Brockway Glass Container, Inc.
Company Guar. Notes
8.88% due 02/15/09	44,000	44,990
Owens-Brockway Glass Container, Inc.
Company Guar. Notes
8.25% due 05/15/13	75,000	77,531
		362,271

Containers-Paper/Plastic — 0.2%
Pliant Corp.
Secured
11.13% due 09/01/09	211,000	205,197
Direct Marketing — 0.1%
Affinity Group, Inc.
Senior Sub. Notes
9.00% due 02/15/12	125,000	123,750
Diversified Manufactured Operations — 0.1%
Indalex Holding Corp.
Sec. Notes
11.50% due 02/01/14*	50,000	52,000
Electric-Generation — 0.3%
Edison Mission Energy
Senior Notes
7.50% due 06/15/13	50,000	52,250
Edison Mission Energy
Senior Notes
7.75% due 06/15/16	25,000	26,500
The AES Corp.
Sec. Notes
8.75% due 05/15/13*	175,000	187,469
		266,219
Electric-Integrated — 0.2%
Mirant Americas Generation LLC
Senior Notes
8.30% due 05/01/11	125,000	128,125
Mirant Americas Generation LLC
Senior Notes
8.50% due 10/01/21	75,000	75,937
		204,062
Electronic Components-Semiconductors — 0.5%
Advanced Micro Devices, Inc.
Senior Notes
7.75% due 11/01/12	131,000	135,912
Amkor Technology, Inc.
Senior Notes
9.25% due 06/01/16	75,000	73,500
Freescale Semiconductor, Inc.
Senior Notes
9.24% due 12/15/14*(1)	25,000	24,781
Freescale Semiconductor, Inc.
Senior Notes
9.13% due 12/15/14*(6)	50,000	49,688
Freescale Semiconductor, Inc.
Senior Sub. Notes
10.13% due 12/15/16*	125,000	125,156
		409,037
Electronics-Military — 0.4%
L-3 Communications Corp.
Company Guar. Senior Sec. Notes
6.13% due 07/15/13	100,000	98,000
L-3 Communications Corp.
Senior Sub. Notes
6.38% due 10/15/15	275,000	272,250
		370,250
Energy-Alternate Sources — 0.1%
VeraSun Energy Corp.
Secured Notes
9.88% due 12/15/12	50,000	53,000
Finance-Auto Loans — 2.6%
Ford Motor Credit Co.
Senior Bonds
5.80% due 01/12/09	145,000	142,367
Ford Motor Credit Co.
Bonds
7.38% due 10/28/09	425,000	425,905
Ford Motor Credit Co.
Notes
6.63% due 06/16/08	125,000	124,915
General Motors Acceptance Corp.
Notes
6.88% due 09/15/11	380,000	389,765
General Motors Acceptance Corp.
Notes
6.88% due 08/28/12	210,000	215,633
General Motors Acceptance Corp.
Notes
6.75% due 12/01/14	500,000	513,567
General Motors Acceptance Corp.
Notes
7.57% due 12/01/14(1)	75,000	78,435
General Motors Acceptance Corp.
Bonds
8.00% due 11/01/31	275,000	315,719
		2,206,306
Food-Misc. — 0.1%
Wornick Co.
Sec. Notes
10.88% due 07/15/11	75,000	67,125
Funeral Services & Related Items — 0.3%
Service Corp. International
Senior Notes
6.75% due 04/01/16	100,000	99,500
Service Corp. International
Senior Notes
8.00% due 06/15/17	75,000	75,937
Service Corp. International
Senior Notes
7.38% due 10/01/14	50,000	52,250
Stewart Enterprises, Inc.
Senior Notes
6.25% due 02/15/13	75,000	72,188
		299,875
Gambling (Non-Hotel) — 0.3%
Greektown Holdings LLC
Senior Notes
10.75% due 12/01/13*	250,000	261,250
Golf — 0.1%
True Temper Sports, Inc.
Company Guar. Notes
8.38% due 09/15/11	50,000	43,500

Hotel/Motel — 0.1%
Gaylord Entertainment Co.
Company Guar. Senior Notes
6.75% due 11/15/14	75,000	74,438
Independent Power Producers — 1.3%
Calpine Corp.†
Secured
8.75% due 07/15/13*(5)	729,000	781,852
NRG Energy, Inc.
Company Guar. Notes
7.38% due 02/01/16	250,000	251,250
Reliant Energy, Inc.
Sec. Notes
9.50% due 07/15/13	101,000	108,323
		1,141,425
Instruments-Scientific — 0.1%
Fisher Scientific International, Inc.
Senior Sub. Notes
6.75% due 08/15/14	50,000	50,981
Insurance-Life/Health — 0.0%
Presidential Life Corp.
Senior Notes
7.88% due 02/15/09	15,000	14,325
Insurance-Property/Casualty — 0.1%
Crum & Forster Holdings Corp.
Senior Notes
10.38% due 06/15/13	75,000	81,188
Leisure Products — 0.0%
K2, Inc.
Company Guar. Senior Notes
7.38% due 07/01/14	25,000	25,250
Machinery-Farming — 0.1%
Case New Holland, Inc.
Senior Notes
6.00% due 06/01/09	100,000	99,500
Machinery-General Industrial — 0.1%
Stewart & Stevenson LLC/Stewart &
Stevenson Corp.
Senior Notes
10.00% due 07/15/14*	50,000	52,500
Medical Products — 0.4%
CDRV Investors, Inc.
Senior Disc. Notes
9.63% due 01/01/15(2)	75,000	58,125
Encore Medical Finance LLC/Encore Medical Finance Corp.
Senior Sub. Notes
11.75% due 11/15/14*	90,000	89,325
Universal Hospital Services, Inc.
Senior Notes
10.13% due 11/01/11	150,000	160,125
		307,575
Medical-Biomedical/Gene — 0.0%
Bio-Rad Laboratories, Inc.
Senior Sub. Notes
6.13% due 12/15/14	13,000	12,578
Medical-Generic Drugs — 0.2%
Mylan Laboratories, Inc.
Company Guar. Notes
5.75% due 08/15/10	25,000	24,938
Mylan Labs, Inc.
Company Guar. Notes
6.38% due 08/15/15	150,000	148,500
		173,438
Medical-HMO — 0.1%
Multiplan, Inc.
Senior Sub. Notes
10.38% due 04/15/16*	100,000	99,500
Medical-Hospitals — 1.2%
Community Health Systems, Inc.
Senior Sec. Notes
6.50% due 12/15/12	121,000	119,185
HCA, Inc.
Senior Notes
6.95% due 05/01/12	90,000	85,275
HCA, Inc.
Sec Notes.
9.13% due 11/15/14*	175,000	187,031
HCA, Inc.
Sec. Notes
9.25% due 11/15/16*	550,000	589,188
		980,679
Medical-Nursing Homes — 0.1%
Genesis HealthCare Corp.
Senior Notes
8.00% due 10/15/13	50,000	52,125
Metal Processors & Fabrication — 0.0%
Metals USA, Inc.
Secured Notes
11.13% due 12/01/15	25,000	27,469
Non-Hazardous Waste Disposal — 0.2%
Allied Waste North America, Inc.
Senior Notes
8.50% due 12/01/08	175,000	183,969
Office Automation & Equipment — 0.2%
Xerox Corp.
Senior Notes
7.63% due 06/15/13	50,000	52,500
Xerox Corp.
Senior Notes
6.75% due 02/01/17	100,000	104,500
		157,000
Oil Companies-Exploration & Production — 2.4%
Belden & Blake Corp.
Company Guar. Sec. Notes
8.75% due 07/15/12	25,000	25,625
Brigham Exploration Co.
Company Guar.
9.63% due 05/01/14	75,000	75,187
Chaparral Energy, Inc.
Company Guar. Notes
8.50% due 12/01/15	100,000	99,500

Chesapeake Energy Corp
Company Guar. Notes
6.88% due 11/15/20	25,000	24,563
Chesapeake Energy Corp.
Senior Notes
6.63% due 01/15/16	325,000	322,969
Chesapeake Energy Corp.
Senior Notes
6.25% due 01/15/18	150,000	144,375
El Paso Production Holding Co.
Company Guar. Sr. Notes
7.75% due 06/01/13	350,000	366,187
Encore Acquisition Co.
Senior Sub. Notes
6.00% due 07/15/15	100,000	91,250
Exco Resources, Inc.
Company Guar.
7.25% due 01/15/11	15,000	15,225
Hilcorp Energy I LP
Senior Notes
7.75% due 11/01/15*	125,000	122,812
Hilcorp Energy I LP
Senior Notes
10.50% due 09/01/10*	27,000	28,890
Pemex Project Funding Master Trust
Company Guar.
6.63% due 06/15/35	430,000	439,890
Quicksilver Resources, Inc.
Company Guar. Notes
7.13% due 04/01/16	25,000	24,438
Sabine Pass LNG LP
Sec Notes.
7.50% due 11/30/16*	115,000	114,569
Southern Energy, Inc.
7.90% due 07/15/09†*(11)(12)(15)
Transmeridian Exploration, Inc.	175,000	0
Company Guar. Notes
12.00% due 12/15/10	50,000	48,125
Transmeridian Exploration, Inc.(11)
Company Guar. Notes
15.00% due 12/01/11	525	54,462
		1,998,067
Oil-Field Services — 0.2%
Allis-Chalmers Energy, Inc.
Senior Notes
9.00% due 01/15/14*	40,000	40,200
Hanover Compressor Co.
Company Guar. Senior Sec. Notes
8.63% due 12/15/10	125,000	130,625
		170,825

Paper & Related Products — 0.5%
Bowater, Inc.
Notes
6.50% due 06/15/13	275,000	250,937
Caraustar Industries, Inc.
Notes
7.38% due 06/01/09	50,000	48,375
Georgia-Pacific Corp.
Company Guar. Notes
7.00% due 01/15/15*	50,000	49,875
Georgia-Pacific Corp.
Company Guar. Notes
7.13% due 01/15/17*	50,000	49,875
		399,062

Pipelines — 1.2%
Atlas Pipeline Partners LP
Company Guar. Notes
8.13% due 12/15/15	50,000	51,375
Copano Energy LLC
Senior Notes
8.13% due 03/01/16	25,000	25,875
Dynegy-Roseton Danskammer
Company Guar. Pass Through Certs.
7.67% due 11/08/16	50,000	51,813
El Paso Natural Gas Co.
Debentures
8.63% due 01/15/22	150,000	181,663
MarkWest Energy Partners LP
Senior Notes
6.88% due 11/01/14*	25,000	24,125
MarkWest Energy Partners LP /
MarkWest Energy Finance Corp.
Senior Notes
8.50% due 07/15/16	50,000	52,000
NGC Corp Capital Trust
Guar. Bonds
8.32% due 06/01/27	225,000	212,625
Pacific Energy Partners LP
Senior Notes
7.13% due 06/15/14	26,000	26,681
Pacific Energy Partners LP
Company Guar. Notes
6.25% due 09/15/15	49,000	47,904
Tennessee Gas Pipeline Co.
Debentures
7.00% due 10/15/28	100,000	105,588
The Williams Cos., Inc.
Notes
7.88% due 09/01/21	200,000	214,500
Transcontinental Gas Pipe Line Corp.
Senior Notes
8.88% due 07/15/12	50,000	56,500
		1,050,649

Private Corrections — 0.1%
Corrections Corp. of America
Company Guar. Notes
6.25% due 03/15/13	75,000	74,344

Publishing-Newspapers — 0.0%
Medianews Group, Inc.
Senior Sub. Notes
6.88% due 10/01/13	25,000	22,625

Real Estate Investment Trusts — 0.5%
Omega Healthcare Investors, Inc.
Senior Notes
7.00% due 04/01/14	75,000	75,562

Senior Housing Properties Trust
Senior Notes
8.63% due 01/15/12	300,000	325,500
Trustreet Properties, Inc.
Senior Notes
7.50% due 04/01/15	50,000	54,000
		455,062

Recycling — 0.3%
Aleris International, Inc.
Senior Notes
9.00% due 12/15/14*(6)	125,000	125,625
Aleris International, Inc.
Senior Sub. Notes
10.00% due 12/15/16*	125,000	125,937
		251,562

Rental Auto/Equipment — 0.3%
Avis Budget Car Rental LLC
Senior Notes
7.63% due 05/15/14*	25,000	24,375
Avis Budget Car Rental LLC
Senior Notes
7.87% due 05/15/14*(1)	25,000	24,125
H&E Equipment Services, Inc.
Company Guar. Notes
8.38% due 07/15/16	75,000	78,562
Rental Services Corp.
Bonds
9.50% due 12/01/14*	25,000	25,813
United Rentals North America, Inc.
Senior Sub. Notes
7.75% due 11/15/13	100,000	100,375
		253,250

Retail-Drug Store — 0.5%
General Nutrition Centers, Inc.
Senior Sub. Notes
8.50% due 12/01/10	332,000	341,130
General Nutrition Centers, Inc.
Company Guar. Notes
8.63% due 01/15/11	20,000	21,050
Rite Aid Corp.
Sec. Notes
8.13% due 05/01/10	50,000	51,062
		413,242

Retail-Major Department Stores — 0.1%
Saks, Inc.
Company Guar. Notes
9.88% due 10/01/11	75,000	83,625

Retail-Petroleum Products — 0.2%
Ferrellgas LP
Senior Notes
6.75% due 05/01/14	150,000	145,875

Retail-Regional Department Stores — 0.1%
Neiman-Marcus Group, Inc.
Company Guar. Notes
9.00% due 10/15/15(6)	50,000	54,563

Retail-Restaurants — 0.2%
Dave & Buster’s, Inc.
Company Guar. Notes
11.25% due 03/15/14	50,000	50,750
NPC International, Inc.
Company Guar. Notes
9.50% due 05/01/14	100,000	102,500
		153,250

Seismic Data Collection — 0.1%
Seitel, Inc.
Senior Notes
11.75% due 07/15/11	100,000	124,000

Special Purpose Entities — 0.8%
AAC Group Holding Corp.
Senior Disc. Notes
10.25% due 10/01/12(2)	25,000	21,875
Bluewater Finance, Ltd.
Company Guar. Notes
10.25% due 02/15/12	81,000	84,847
CCM Merger, Inc.
Notes
8.00% due 08/01/13*	75,000	73,312
Chukchansi Economic Development Authority
Senior Notes
8.88% due 11/15/12*(1)	25,000	25,688
Consolidated Communications Illinois/Texas Holdings, Inc.
Senior Notes
9.75% due 04/01/12	96,000	102,720
GNC Parent Corp.
Notes
12.14% due 12/01/11*(1)	25,000	25,000
Hellas Telecommunications Luxembourg II
Sub. Notes
11.12% due 01/15/15*(1)	75,000	75,281
Jostens IH Corp.
Company Guar. Senior Sec. Notes
7.63% due 10/01/12	60,000	60,750
MedCath Holdings Corp.
Senior Notes
9.88% due 07/15/12	92,000	99,130
MXEnergy Holdings, Inc.
Senior Notes
13.02% due 08/01/11*(1)	80,000	77,600
Southern Star Central Corp.
Senior Notes
6.75% due 03/01/16	25,000	24,938
		671,141

Steel-Producer — 0.1%
Chaparral Steel Co.
Company Guar. Notes
10.00% due 07/15/13	50,000	55,813

Storage/Warehousing — 0.1%
Mobile Mini, Inc.
Senior Notes
9.50% due 07/01/13	33,000	35,228

Mobile Services Group, Inc.
Senior Notes
9.75% due 08/01/14*	25,000	26,125
		61,353

Telecom Services — 0.2%
Insight Midwest LP
Senior Notes
9.75% due 10/01/09	13,000	13,211
Qwest Corp.
Senior Notes
7.50% due 10/01/14	185,000	196,100
		209,311

Telephone-Integrated — 0.5%
Citizens Communications Co.
Senior Notes
9.00% due 08/15/31	21,000	22,785
LCI International, Inc.
Senior Notes
7.25% due 06/15/07	300,000	300,750
Windstream Corp.
Senior Notes
8.63% due 08/01/16*	100,000	109,500
		433,035

Television — 0.7%
Allbritton Communications Co.
Senior Sub. Notes
7.75% due 12/15/12	125,000	126,250
ION Media Networks, Inc.
Secured Sr. Notes
11.62% due 01/15/13*(1)	160,000	162,000
LIN Television Corp.
Senior Sub. Notes
6.50% due 05/15/13	140,000	133,350
Young Broadcasting, Inc.
Company Guar. Notes
10.00% due 03/01/11	50,000	47,500
Young Broadcasting, Inc.
Senior Sub. Notes
8.75% due 01/15/14	100,000	86,625
		555,725

Textile-Products — 0.1%
Collins & Aikman Floorcoverings, Inc.
Company Guar. Notes
9.75% due 02/15/10	71,000	72,598

Theaters — 0.3%
AMC Entertainment, Inc.
Senior Sub. Notes
9.88% due 02/01/12	75,000	78,750
AMC Entertainment, Inc.
Senior Sub. Notes
8.00% due 03/01/14	50,000	49,625
Cinemark, Inc.
Senior Disc. Notes
9.75% due 03/15/14(2)	175,000	150,281
		278,656

Transport-Air Freight — 0.7%
Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class A-1
7.20% due 01/02/19	335,194	339,384
Atlas Air, Inc.
Pass Through Certs.
Series 2000-1, Class A
8.71% due 01/02/19	167,808	174,520
Atlas Air, Inc.
Pass Through Certs.
Series 2000-1, Class B
9.06% due 07/02/17	78,870	91,489
		605,393

Transport-Services — 0.1%
PHI, Inc.
Company Guar. Notes
7.13% due 04/15/13	50,000	48,375

Travel Services — 0.1%
Travelport, Inc.
Senior Notes
9.99% due 09/01/14*(1)	25,000	24,375
Travelport, Inc.
Senior Notes
9.88% due 09/01/14*	25,000	25,125
		49,500

Total Corporate Bonds & Notes
(cost $22,523,753)		23,198,601

FOREIGN CONVERTIBLE BONDS & NOTES — 0.6%
Diversified Financial Services — 0.3%
TNK-BP Finance SA
Bonds
7.50% due 07/18/16*	210,000	223,388

Special Purpose Entity — 0.3%
AES El Salvador Trust
Notes
6.75% due 02/01/16	270,000	268,574

Total Foreign Convertible Bonds & Notes
(cost $471,801)		491,962

FOREIGN CORPORATE BONDS & NOTES — 7.4%
Banks-Commercial — 0.3%
Banco Mercantil del Norte SA
6.14% due 10/13/16*(7)	50,000	50,017
RSHB Capital SA for OJSC Russian
Agricultural Bank
Notes
7.18% due 05/16/13*	200,000	210,750
		260,767

Building & Construction-Misc. — 0.0%
North American Energy Partners, Inc.
Senior Notes
8.75% due 12/01/11	10,000	10,050

Cellular Telecom — 0.3%
Rogers Wireless, Inc.
Sec. Notes
7.25% due 12/15/12	25,000		26,500
True Move Co., Ltd.
Company Guar.
Bonds
10.75% due 12/16/13*	210,000		205,275
			231,775

Chemicals-Specialty — 0.4%
Rhodia SA
Senior Notes
8.88% due 06/01/11	323,000		340,765

Coal — 0.0%
Adaro Finance B.V.
Company Guar. Notes
8.50% due 12/08/10*	25,000		25,500

Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings
Company Guar. Notes
6.80% due 10/01/16	100,000		100,500

Diversified Manufactured Operations — 0.1%
Bombardier, Inc.
Senior Notes
8.00% due 11/15/14*	40,000		41,000

Diversified Minerals — 0.5%
Vale Overseas, Ltd.
Bonds
6.88% due 11/21/36	410,000		420,515

Electric-Generation — 0.2%
AES China Generating Co.
Notes
8.25% due 06/26/10	210,000		209,970

Electronic Components-Misc. — 0.2%
Celestica, Inc.
Senior Sub. Notes
7.63% due 07/01/13	25,000		24,375
NXP BV/NXP Funding LLC
Sec. Notes
7.88% due 10/15/14*	50,000		51,687
NXP BV/NXP Funding LLC
Senior Notes
9.50% due 10/15/15*	75,000		76,875
Solectron Global Finance, Ltd.
Company Guar. Notes
8.00% due 03/15/16	25,000		25,313
			178,250

Electronic Components-Semiconductors — 0.2%
Avago Technologies Finance, Ltd.
Senior Notes
10.13% due 12/01/13*	75,000		80,062
STATS ChipPAC, Ltd.
Company Guar. Notes
6.75% due 11/15/11	50,000		49,000
			129,062

Food-Meat Products — 0.1%
JBS SA
Company Guar. Notes
10.50% due 08/04/16*	75,000		79,875

Housewares — 0.1%
Vitro Envases Norteamerica SA
Sec. Notes
10.75% due 07/23/11*	75,000		82,125

Insurance-Multi-line — 0.2%
Fairfax Financial Holdings, Ltd.
Notes
8.25% due 10/01/15	145,000		142,100
Fairfax Financial Holdings, Ltd.
Notes
7.38% due 04/15/18	20,000		18,450
Fairfax Financial Holdings, Ltd.
Notes
7.75% due 04/26/12	18,000		17,730
			178,280

Medical-Drugs — 0.6%
Angiotech Pharmaceuticals, Inc.
Senior Sub. Notes
7.75% due 04/01/14*(1)	50,000		43,500
Angiotech Pharmaceuticals, Inc.
Senior Notes
9.10% due 12/01/13*	100,000		101,250
Elan Finance PLC
Company Guar. Bonds
7.75% due 11/15/11	250,000		244,062
Elan Finance PLC
Company Guar. Senior Notes
9.37% due 11/15/11(1)	50,000		49,625
Elan Finance PLC/Elan Finance Corp.
Senior Notes
8.88% due 12/01/13*	75,000		75,000
			513,437

Metal-Diversified — 0.2%
Vale Overseas, Ltd.
8.25% due 01/17/34	158,000		187,158

Music — 0.0%
Corporacion Interamericana de Entetenimiento SA de CV
Senior Notes
8.88% due 06/14/15*	40,000		39,800

Oil Companies-Exploration & Production — 1.6%
Compton Petroleum Finance Corp.
Company Guar. Notes
7.63% due 12/01/13	50,000		48,250
Gaz Capital for Gazprom
Notes
6.21% due 11/22/16*	50,000		50,350
OAO Gazprom
0.26% due 10/27/11	RUB	16,160,000	615,695
OAO Gazprom
0.26% due 08/06/09	RUB	5,670,000	217,642
OAO Gazprom
0.27% due 10/27/11	RUB	5,390,000	205,359

OPTI Canada, Inc.
Company Guar.
8.25% due 12/15/14*	125,000	128,437
Paramount Resources, Ltd.
Senior Notes
8.50% due 01/31/13	100,000	99,250
		1,364,983

Oil Companies-Integrated — 0.4%
Petrozuata Finance, Inc.
Notes
8.22% due 04/01/17*	310,000	309,225

Paper & Related Products — 0.3%
Abitibi-Consolidated, Inc.
Notes
8.55% due 08/01/10	225,000	213,750
Abitibi-Consolidated, Inc.
Debentures
8.85% due 08/01/30	25,000	20,500
		234,250

Retail-Drug Store — 0.1%
Jean Coutu Group (PJC), Inc.
Senior Sub. Notes
8.50% due 08/01/14	100,000	100,625

Satellite Telecom — 0.6%
Intelsat Bermuda, Ltd.
Company Guar. Notes
9.25% due 06/15/16*	100,000	107,500
Intelsat Bermuda, Ltd.
Senior Notes
11.25% due 06/15/16*	250,000	274,375
Intelsat Intermediate Holding Co., Ltd.
Company Guar. Notes
9.25% due 02/01/15(2)	115,000	87,400
		469,275

Specified Purpose Acquisitions — 0.2%
Nell AF SCA
Company Guar. Bonds
8.38% due 08/15/15*	125,000	128,437

Steel-Specialty — 0.2%
CSN Islands IX Corp.
Company Guar. Notes
10.00% due 01/15/15*	75,000	87,375
CSN Islands VIII Corp.
Company Guar. Notes
9.75% due 12/16/13*	50,000	56,650
		144,025

Telecom Services — 0.3%
Axtel SA
Company Guar. Senior Notes
11.00% due 12/15/13	40,000	44,520
Telenet Group Holdings NV
Disc. Notes
11.50% due 06/15/14*(2)	227,000	204,584
		249,104

Telephone-Integrated — 0.1%
Telefonos de Mexico SA de CV
8.75% due 01/31/16(11)	MXN 1,000,000	96,211

Transport-Marine — 0.1%
Navios Maritime Holdings, Inc.
Senior Notes
9.50% due 12/15/14*	75,000	73,842
Ultrapetrol Bahamas, Ltd.
1st Mtg. Bonds
9.00% due 11/24/14	50,000	48,562
		122,404

Transport-Rail — 0.0%
Grupo Transportacion Ferroviaria
Mexicana SA DE CV
Senior Notes
9.38% due 05/01/12	25,000	26,688

Total Foreign Corporate Bonds & Notes
(cost $6,206,388)		6,274,056

FOREIGN GOVERNMENT AGENCIES — 18.0%
Sovereign — 18.0%
Federal Republic of Brazil Notes
7.88% due 03/07/15	260,000		289,640
Federal Republic of Brazil Notes
8.00% due 01/15/15	1,669,000		1,855,928
Federal Republic of Brazil
Bonds
8.25% due 01/20/34	275,000		333,437
Federal Republic of Brazil Notes
8.75% due 02/04/25	70,000		86,450
Federal Republic of Brazil Notes
11.00% due 08/17/40	852,000		1,128,900
Republic of Argentina Bonds
5.25% due 12/31/38(2)	40,000		21,600
Republic of Argentina Bonds
5.48% due 08/03/12(1)	275,000		199,650
Republic of Argentina Notes
5.83% due 12/31/33(7)	ARS	404,337	192,334
Republic of Argentina† Notes
8.13% due 04/21/08†(5)	EUR	425,000	173,731
Republic of Argentina† Notes
9.25% due 07/20/04†(5)	EUR	125,000	49,667
Republic of Argentina† Notes
11.25% due 04/10/06†(5)	DEM	275,000	58,466
Republic of Colombia Bonds
7.38% due 09/18/37	332,000		356,402
Republic of Colombia Bonds
10.38% due 01/28/33	8,000		11,460
Republic of Colombia Guar. Notes
10.75% due 01/15/13	220,000		272,250
Republic of Ecuador Bonds
9.00% due 08/15/30(2)	300,000		222,000
Republic of Ecuador
12.00% due 11/15/12	16,320		12,730
Republic of El Salvador
7.75% due 01/24/23	95,000		108,918
Republic of El Salvador Bonds
8.25% due 04/10/32	30,000		36,075
Republic of Panama
6.70% due 01/26/36	1,000		1,040
Republic of Panama Bonds
9.38% due 04/01/29	125,000		166,875
Republic of Peru
5.00% due 03/07/07(7)	38,400		38,112
Republic of Peru Notes
7.35% due 07/21/25	225,000		254,250
Republic of Peru Bonds
8.75% due 11/21/33	175,000		230,125
Republic of Philippines Bonds
7.75% due 01/14/31	12,000		13,620
Republic of Philippines Notes
10.63% due 03/16/25	79,000		113,266

Republic of Turkey Notes
7.00% due 06/05/20	220,000		221,375
Republic of Turkey Notes
7.38% due 02/05/25	320,000		328,000
Republic of Turkey
Senior Notes
11.88% due 01/15/30	135,000		208,237
Republic of Venezuela Bonds
5.75% due 02/26/16	942,000		892,545
Republic of Venezuela Bonds
7.65% due 04/21/25	100,000		109,000
Republic of Venezuela Notes
8.50% due 10/08/14	75,000		84,863
Republic of Venezuela Bonds
9.38% due 01/13/34	531,000		700,920
Republic of Venezuela Notes
10.75% due 09/19/13	225,000		279,562
Russian Federation Bonds
5.00% due 03/31/30(2)	2,795,000		3,155,275
Russian Federation Notes
12.75% due 06/24/28	185,000		334,114
United Mexican States Notes
6.38% due 01/16/13	142,000		149,313
United Mexican States Notes
6.63% due 03/03/15	175,000		187,863
United Mexican States Notes
7.50% due 04/08/33	570,000		672,600
United Mexican States Bonds
8.30% due 08/15/31	260,000		332,410
United Mexican States, Bonds
11.38% due 09/15/16	325,000		468,000
United Mexican States, Bonds
5.88% due 01/15/14	725,000		743,850
United Mexican States, Bonds
8.00% due 09/24/22	50,000		61,100
Republic of Venezuela Bonds
5.38% due 08/07/10	150,000		147,375
Total Foreign Government Agencies
(cost $14,659,971)
			15,303,328

RIGHTS† — 0.1%
Sovereign — 0.1%
Republic of Argentina
Series GDP Expires 12/15/35(13)	40,000		5,320
Republic of Argentina
Series GDP Expires 12/15/35(13)	EUR	100,000	17,161
Republic of Argentina
Series GDP Expires 12/15/35(13)	ARS	1,199,813	46,285
Total Rights
(cost $24,206)			68,766

U.S. GOVERNMENT AGENCIES — 32.1%
Federal Home Loan Bank — 2.1%
Federal Home Loan Bank
4.88% due 11/18/11	1,800,000		1,792,845

Federal Home Loan Mtg. Corp. — 6.4%
3.26% due 05/01/34	241,640		241,430
3.85% due 07/01/34	73,047		73,186
3.99% due 09/01/34	55,691		55,635
4.50% due 11/01/19	379,604		366,263
4.93% due 01/01/34	363,426		368,414
5.00% due 06/01/19	75,956		74,708
5.00% due 09/01/19	190,880		187,745
5.00% due 08/01/20	758,816		745,994
5.00% due 07/01/35	223,501		215,727
5.00% due 07/01/35	92,276		89,066

	Principal Amount
5.00% due January TBA	1,000,000		964,688
5.50% due 07/01/35	248,800		246,102
5.50% due 09/01/35	508,368		502,855
5.50% due January TBA	500,000		494,375
6.00% due 01/01/34	324,399		327,039
6.00% due 08/01/35	437,474		440,808
			5,394,035
Federal National Mtg. Assoc. — 23.4%
3.40% due 03/01/34(1)	105,685		106,450
3.56% due 04/01/34(1)	338,315		342,337
4.26% due 01/01/35(1)	45,733		45,852
4.37% due 02/01/34(1)	58,826		58,388
4.50% due 06/01/19	806,436		778,907
4.61% due 12/01/34(1)	119,812		118,616
4.67% due 11/01/34(1)	36,244		36,350
4.72% due 10/01/32(1)	119,937		119,954
4.78% due 03/01/34(1)	128,593		130,715
5.00% due 01/01/20	83,388		82,067
5.00% due 04/01/20	40,343		39,661
5.00% due 06/01/34	742,297		717,555
5.00% due 04/01/35	763,446		737,291
5.00% due 08/01/35	303,020		292,640
5.00% due 09/01/35	654,080		631,673
5.00% due 09/01/35	458,102		442,408
5.50% due 09/01/19	68,570		68,701
5.50% due 02/01/35	676,527		668,800
5.50% due 03/01/35	487,729		482,158
5.50% due 06/01/35	149,185		147,481
5.50% due 07/01/35	313,795		310,211
5.50% due 08/01/35	469,231		464,201
5.50% due 09/01/35	263,226		260,220
5.50% due 11/01/35	747,876		739,334
5.50% due 11/01/35	730,033		721,695
5.50% due 11/01/35	467,483		462,144
5.50% due 02/01/36	477,130		471,514
5.50% due 03/01/36	287,675		284,390
6.00% due 09/01/32	98,510		99,632
6.00% due 10/01/34	390,783		393,712
6.00% due 08/01/35	474,506		478,533
6.00% due 11/01/35	173,752		174,966
6.00% due 01/01/36	456,014		459,201
6.00% due 03/01/36	312,436		314,552
6.00% due 05/01/36	307,315		309,396
6.50% due 10/20/34	113,663		116,183
7.00% due 04/01/34	199,358		204,756
7.50% due 02/01/30	208,391		217,104
4.50% due January TBA	100,000		96,438
5.00% due January TBA	2,325,000		2,244,350
5.00% due January TBA	100,000		98,281
5.50% due January TBA	2,200,000		2,173,875
6.00% due January TBA	1,200,000		1,207,874
6.50% due January TBA	1,475,000		1,502,656
			19,853,222
Government National Mtg. Assoc. — 0.2%
6.00% due 02/20/35	134,972		136,530
Total U.S. Government Agencies
(cost $27,303,049)			27,176,632

COMMON STOCK — 0.3%
Oil-Field Services — 0.3%
Trico Marine Services, Inc.† (cost $175,478)	6,705		256,869
Oil Companies-Exploration & Production — 0.1%	525		54,462
Transmeridian Exploration, Inc.(11)
Television — 0.1%
ION Media Networks, Inc.(6)
(cost $122,163)	15		111,000

Total Long-Term Investment Securities
(cost $80,187,444)			81,534,658

SHORT-TERM INVESTMENT SECURITIES — 12.9%

Foreign Government Agencies — 0.6%
Republic of Egypt zero coupon due 04/17/07	EGP	1,925,000	328,021
UBS AG Jersey BRH zero coupon due 01/11/07	200,000		200,174
Foreign Government Treasuries — 0.9%
Republic of Egypt zero coupon due 10/30/07	EGP	4,425,000	716,058
Time Deposits — 11.4%
State Street Euro Dollar Time Deposit 2.80% due 01/02/07	4,173,000		4,173,000
State Street Euro Time Deposit 4.05% due 01/02/07	5,521,000		5,521,000
			9,694,000
U.S. Government Agencies — 0.0%
United States Treasury Bill 5.15% due 02/22/07(14)	15,000		14,893
Total Short-Term Investment Securities
(cost $10,951,273)			10,953,146

TOTAL INVESTMENTS
(cost $91,138,717) (8)	109.1%	92,487,804
Liabilities in excess of other assets	(9.1)	(7,740,520)
NET ASSETS	100.0%	$84,747,284

*                        Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2006, the aggregate value of these securities was $7,258,233 representing 8.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†                         Non-income producing security

(1)                 Floating rate security where the rate fluctuates.  The rate moves up or down at each reset date.  The rate reflected is as of December 31, 2006

(2)                 “Step-up” security where the rate increases (“steps-up”) at a predetermined rate.  Rate shown reflects the increased rate.

(3)                 Commercial Mortgaged Back Security

(4)                 Variable Rate Security - the rate reflected is as of December 31, 2006, maturity date reflects the stated maturity date.

(5)                 Bond in default

(6)                 PIK (“Payment-in-Kind”) security.  Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(7)                 Variable Rate Security - the rate reflected is as of December 31, 2006, maturity date reflects next reset date.

(8)                 See Note 4 for cost of investments on a tax basis

(9)                 Denominated in United States dollars unless otherwise indicated.

(10)           Company has filed for Chapter 11 bankruptcy protection.

(11)           Fair valued security, see Note 1

(12)           Illiquid security

(13)           Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.

(14)           The security was pledged as collateral to cover margin requirements for open futures contracts.

(15)           To the extent permitted by the Statement of Additional Information, the Strategic Fixed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. These securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2006, the Strategic Fixed Income Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of Net
Name	Date	Amount	Cost	Value	Per Share	Assets
ICO North America, Inc. 7.50% due 08/15/09	08/11/05	$25,000	$25,000	$27,750	$111.00	0.00%

Southern Energy, Inc. 7.90% due 07/15/09	01/10/06	175,000	175,000	0	0	0
				$27,750		0.00%

TBA — Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

ARS — Argentine Peso

DEM — German Mark

EUR — Euro

MXN — Mexican Peso

EGP — Egyptian Pound

RUB — Russian Federation Ruble

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	December 31, 2006	(Depreciation)
8 Short	U.S. Treasury 10 Year Note	March 2007	$868,753	859,750	$9,003
7 Long	U.S. Treasury 5 Year Note	March 2007	740,251	735,438	(4,813)
					$4,190

ADR    American Depository Receipt

SEASONS SERIES TRUST
CASH MANAGEMENT
PORTFOLIO

Portfolio of Investments — December 31, 2006
(unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 100.1%
Banks — 6.5%
National City Bank 5.32% due 09/18/07(1)	$4,500,000	$4,500,585
Wells Fargo Bank NA 4.79% due 01/18/07	1,000,000	998,767
Total Banks (cost $5,499,510)		5,499,352

Business Services — 22.8%
Cheyne Finance LLC 5.33% due 10/25/07*(1)	1,000,000	999,920
Cullinan Finance Corp. 5.32% due 03/15/07*(1)	2,000,000	2,000,160
KLIO II Funding, Ltd. 5.34% due 01/22/07*	3,500,000	3,489,159
Rhineland Funding Capital 5.10% due 01/05/07*	4,000,000	3,997,644
Sedna Finance, Inc. 5.33% due 12/07/07*(1)	1,000,000	999,870
Sigma Finance, Inc. 4.85% due 02/12/07*	1,000,000	998,820
Sigma Finance, Inc. 5.37% due 11/21/07*(1)	500,000	500,050
Sigma Finance, Inc. 5.32% due 03/16/07*(1)	2,000,000	2,000,180
Whistlejacket Capital, Ltd. 5.32% due 11/28/07*(1)	250,000	249,957
Whistlejacket Capital, Ltd. 5.32% due 02/21/07*(1)	1,000,000	999,945
White Pine Finance LLC 5.35% due 08/15/07*(1)	3,000,000	3,000,660
Total Business Services (cost $19,236,810)		19,236,365

Finance-Other Services — 15.9%
Brahms Funding Corp. 5.30% due 01/10/07*	3,500,000	3,495,362
Citibank Credit Card Issuance Trust 5.27% due 02/14/07*	3,500,000	3,477,456
Links Finance LLC 5.33% due 04/02/07(1)	2,500,000	2,500,225
Sunbelt Funding Corp. 5.29% due 02/09/07*	4,000,000	3,977,077
Total Finance-Other Services (cost $13,449,834)		13,450,120

Multi Industry — 24.8%
Crown Point Capital Co. 5.27% due 01/10/07*	3,000,000	2,996,047
Deer Valley Funding LLC 5.31% due 01/23/07*	3,500,000	3,488,642
KKR Altantic Funding Trust 5.36% due 01/26/07*	2,000,000	1,992,556
KKR Pacific Funding Trust 5.36% due 01/26/07*	2,000,000	1,992,556
Manhattan Asset Funding Co. LLC 5.26% due 01/31/07*	4,000,000	3,982,467
Millstone Funding, Ltd. 5.35% due 01/16/07*	3,000,000	2,993,313
Ormond Quay Funding LLC 5.28% due 01/10/07*	3,500,000	3,495,380
Total Multi Industry (cost $20,940,960)		20,940,961

Real Estate — 4.1%
Thornburg Mtg. Capital 5.31% due 01/16/07* (cost $3,492,256)	3,500,000	3,492,256

Securities Holdings Companies — 3.0%
Goldman Sachs Group, Inc. 5.46% due 03/30/07(1) (cost $2,550,636)	2,550,000	2,550,816

U.S. Government Agencies — 20.5%
Federal Home Loan Bank Discount Notes 5.10% due 01/02/07 (cost $17,323,545)	17,326,000	17,323,546

U.S. Municipal Bonds & Notes — 2.4%
Texas State Veterans Housing (LOC - Dexia Credit Local) 5.37% due 01/31/07(2) (cost $2,000,247)	2,000,000	2,000,000

Total Short-Term Investment Securities — 100.1% (cost $84,493,798)		84,493,416

TOTAL INVESTMENTS — (cost $84,493,798)	100.1%	84,493,416
Liabilities in excess of other assets	(0.1)	(94,956)
NET ASSETS	100.0%	$84,398,460

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio/Fund has no rights to demand registration of these securities. At 12/31/06, the aggregate value of these securities was $54,619,477 representing 64.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)                                  Floating rate security where the rate fluctuates.  The rate moves up or down at each reset date.  The rate reflected is as of December 31, 2006

(2)                                  Variable Rate Security - the rate reflected is as of December 31, 2006, maturity date reflects next reset date.

LOC   -  Line of Credit

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2006
(unaudited)

Security Description		Shares	Value (Note 1)
COMMON STOCK — 97.6%
Aerospace/Defense — 5.2%
General Dynamics Corp.		50,015	$3,718,615
Lockheed Martin Corp.		28,224	2,598,584
			6,317,199
Agricultural Operations — 4.3%
Bunge, Ltd.		72,670	5,269,302

Banks-Commercial — 3.1%
Commerce Bancorp, Inc.		106,390	3,752,375

Building-Residential/Commerical — 3.7%
Lennar Corp., Class A		86,517	4,538,682

Cable TV — 3.7%
Comcast Corp., Class A†		108,263	4,582,773

Casino Hotel — 3.7%
Las Vegas Sands Corp.†		50,208	4,492,612

Computers — 4.1%
Apple Computer, Inc.†		59,440	5,042,890

Disposable Medical Products — 3.1%
C.R. Bard, Inc.		46,100	3,824,917

Diversified Manufactured Operations — 3.6%
ITT Industries, Inc.		78,400	4,454,688

Electric Products-Misc. — 3.4%
AMETEK, Inc.		131,550	4,188,552

Enterprise Software/Service — 5.3%
Oracle Corp.†		171,000	2,930,940
SAP AG ADR		67,990	3,610,269
			6,541,209
Finance-Investment Banker/Broker — 1.5%
UBS AG (New York)		30,470	1,838,255

Industrial Automated/Robotic — 3.2%
Rockwell Automation, Inc.		63,600	3,884,688

Internet Security — 3.3%
Symantec Corp.†		195,900	4,084,515

Medical Instruments — 2.8%
Intuitive Surgical, Inc.†		35,635	3,417,396

Medical-Biomedical/Gene — 11.8%
Celgene Corp.†		102,928	5,921,448
Genentech, Inc.†		61,052	4,953,149
Genzyme Corp.†		57,200	3,522,376
			14,396,973
Medical-HMO — 5.0%
UnitedHealth Group, Inc.		113,314	6,088,361

Metal Processors & Fabrication — 3.8%
Precision Castparts Corp.		58,800	4,602,864

Networking Products — 2.8%
Cisco Systems, Inc.†		124,669	3,407,204

Research & Development — 3.3%
Pharmaceutical Product Development, Inc.		123,300	3,972,726

Retail-Restaurants — 2.7%
Chipotle Mexican Grill, Inc., Class A		58,405	3,329,085

Semiconductors Components-Intergrated Circuits — 2.7%
Integrated Device Technology, Inc.†		215,800	3,340,584

Telecom Services — 1.8%
Time Warner Telecom, Inc., Class A†		112,760	$2,247,307

Transport-Rail — 3.4%
Burlington Northern Santa Fe Corp.		57,127	4,216,544

Transport-Services — 2.2%
FedEx Corp.		24,862	2,700,510

Web Portals/ISP — 4.1%
Google, Inc., Class A†		10,780	4,963,974

Total Long-Term Investment Securities
(cost $95,714,313)			119,496,185

REPURCHASE AGREEMENTS — 2.2%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated
12/31/06, to be repurchased 01/02/07 in the amount of $1,833,611 and collateralized by $1,874,306 of Federal National Mtg. Assoc. Bonds, bearing interest at 5.00%, due 12/14/18 and having an approximate value of $1,915,000		1,833,000	1,833,000
State Street Bank & Trust Co Joint Repurchase Agreement(1)		841,000	841,000
Total Repurchase Agreements
(cost $2,674,000)			2,674,000
TOTAL INVESTMENTS
(cost $98,388,313)	99.8%		122,170,185
Other assets less liabilities	0.2		287,902
NET ASSETS	100.0%		$122,458,087

†	Non-income producing security
ADR	American Depository Receipt
(1)	See Note 2 for details of Joint Repurchase Agreement

See Notes to Portfolio of Investments

Seasons Series Trust
Focus TechNet Portfolio

Portfolio of Investments — December 31, 2006
(unaudited)

Security Description		Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.0%
Applications Software — 5.8%
Microsoft Corp.		37,800	$1,128,708
Red Hat, Inc.†		59,710	1,373,330
			2,502,038
Batteries/Battery Systems — 3.7%
Energy Conversion Devices, Inc.†		46,570	1,582,449

Cable TV — 2.8%
Comcast Corp., Special Class A†		29,000	1,214,520

Computer Aided Design — 4.5%
Autodesk, Inc.†		48,300	1,954,218

Computers — 16.6%
Apple Computer, Inc.†		43,300	3,673,572
Hewlett-Packard Co.		61,180	2,520,004
Research In Motion, Ltd.†		7,900	1,009,462
			7,203,038
E-Commerce/Services — 7.9%
eBay, Inc.†		44,500	1,338,115
Move, Inc.†		375,000	2,066,250
			3,404,365
Electronic Components-Semiconductors — 2.5%
Texas Instruments, Inc.		38,300	1,103,040

Electronic Forms — 1.5%
Adobe Systems, Inc.†		15,500	637,360

Enterprise Software/Service — 2.8%
Oracle Corp.†		71,000	1,216,940

Entertainment Software — 2.9%
Electronic Arts, Inc.†		25,000	1,259,000

Finance-Investment Banker/Broker — 4.5%
E*TRADE Financial Corp.†		87,000	1,950,540

Finance-Other Services — 2.4%
Chicago Mercantile Exchange Holdings, Inc.		2,000	1,019,500

Internet Security — 2.6%
Symantec Corp.†		53,500	1,115,475

Networking Products — 3.0%
Cisco Systems, Inc.†		47,300	1,292,709

Semiconductors Components-Integrated Circuits — 5.3%
Integrated Device Technology, Inc.†		77,500	1,199,700
Marvell Technology Group, Ltd.†		56,740	1,088,840
			2,288,540
Telecommunication Equipment — 2.8%
Comverse Technology, Inc.†		58,170	1,227,969

Telephone-Integrated — 2.3%
Level 3 Communications, Inc.†		180,100	1,008,560

Toys — 2.6%
Nintendo Co., Ltd.		4,300	1,116,508

Web Hosting/Design — 6.5%
Equinix, Inc.†		37,450	2,831,969

Web Portals/ISP — 8.4%
Google, Inc., Class A†		7,938	3,655,290

Wireless Equipment — 4.6%
American Tower Corp., Class A†		53,400	1,990,752

Total Long-Term Investment Securities
(cost $34,947,696)			41,574,780

REPURCHASE AGREEMENTS — 2.8%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $552,184 and collateralized by $580,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.00%, due 12/14/18 and having an approximate value of $567,675		$552,000	$552,000

State Street Bank & Trust Co. Joint Repurchase Agreement (1)		655,000	655,000

Total Repurchase Agreements
(cost $1,207,000)			1,207,000

TOTAL INVESTMENTS —
(cost $36,154,696) (2)	98.8%		42,781,780
Other assets less liabilities	1.2		498,685
NET ASSETS	100.0%		$43,280,465

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
FOCUS GROWTH AND INCOME PORTFOLIO

Portfolio of Investments — December 31, 2006
(unaudited)

Security Description		Shares	Value (Note 1)
COMMON STOCK — 93.3%
Aerospace/Defense — 4.2%
General Dynamics Corp.		26,240	$1,950,944
Lockheed Martin Corp.		17,970	1,654,498
			3,605,442
Banks-Super Regional — 3.5%
Bank of America Corp.		56,600	3,021,874
Building-Residential/Commerical — 3.2%
Lennar Corp., Class A		52,582	2,758,452
Cable TV — 3.5%
Comcast Corp., Class A†		69,500	2,941,935
Casino Hotel — 6.3%
Las Vegas Sands Corp.†		60,487	5,412,377
Cellular Telecom — 3.4%
NII Holdings, Inc.†		45,600	2,938,464
Computers — 5.8%
Dell, Inc.†		97,700	2,451,293
International Business Machines Corp.		26,000	2,525,900
			4,977,193
Diversified Manufactured Operations — 3.8%
General Electric Co.		86,500	3,218,665
Finance-Investment Banker/Broker — 3.9%
Citigroup, Inc.		60,100	3,347,570
Instruments-Controls — 3.6%
Thermo Fisher Scientific, Inc.†		67,200	3,043,488
Medical Information Systems — 4.2%
Eclipsys Corp.†		173,700	3,571,272
Medical Products — 2.3%
Johnson & Johnson		30,300	2,000,406
Medical-Biomedical/Gene — 3.8%
Genentech, Inc.†		40,074	3,251,204
Medical-HMO — 4.7%
UnitedHealth Group, Inc.		74,350	3,994,825
Metal-Copper — 3.5%
Southern Copper Corp.		56,000	3,017,840
Multimedia — 2.6%
News Corp., Class A		102,900	2,210,292
Networking Products — 2.3%
Cisco Systems, Inc.†		73,232	2,001,430
Oil Companies-Exploration & Production — 1.6%
Apache Corp.		20,500	1,363,455
Oil Companies-Integrated — 6.0%
Exxon Mobil Corp.		67,000	5,134,210
Retail-Discount — 2.3%
Wal-Mart Stores, Inc.		41,500	1,916,470
Telephone-Integrated — 7.8%
AT&T, Inc.		81,000	2,895,750
Level 3 Communications, Inc.†		675,900	3,785,040
			6,680,790
Transport-Rail — 2.5%
Burlington Northern Santa Fe Corp.		28,672	2,116,280
Transport-Services — 2.1%
FedEx Corp.		16,280	1,768,334
Wireless Equipment — 6.4%
American Tower Corp., Class A†		76,600	$2,855,648
Motorola, Inc.		126,000	2,590,560
			5,446,208
Total Long-Term Investment Securities
(cost $65,757,511)			79,738,476

SHORT-TERM INVESTMENT SECURITIES — 1.8%

Time Deposit — 1.8%
Euro Time Deposit with State Street Bank & Trust Co.
2.80% due 01/02/07
(cost $1,568,000)		1,568,000	1,568,000

Total Short-Term Investment Securities
(cost $1,568,000)			1,568,000

REPURCHASE AGREEMENTS — 5.2%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/29/06, to be repurchased 01/02/07 in the amount of $3,065,021 and collateralized by $3,195,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.00%, due 12/14/18 and having an approximate value of $3,127,106		3,064,000	3,064,000
State Street Bank & Trust Co. Joint Repurchase Agreement (1)		1,380,000	1,380,000

Total Repurchase Agreements
(cost $4,444,000)			4,444,000
TOTAL INVESTMENTS
(cost $71,769,511) (2)	100.3%		85,750,476
Liabilities in excess of other assets	(0.3)		(266,352)
NET ASSETS	100.0%		$85,484,124

†	Non-income producing security
ADR	American Depository Receipt

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cosst of investments on a tax basis.

       See Notes to Portfolio of Investments

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO

Portfolio of Investments — December 31, 2006
(unaudited)

Security Description		Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.0%
Apparel Manufacturer — 3.4%
VF Corp .		63,600	$5,220,288
Banks-Fiduciary — 2.2%
Mellon Financial Corp.		79,721	3,360,240
Banks-Super Regional — 4.0%
Wachovia Corp.		107,202	6,105,154
Beverages-Non-alcoholic — 3.3%
Coca-Cola Co.		103,000	4,969,750
Broadcast Services/Program — 3.0%
Clear Channel Communications, Inc.		129,900	4,616,646
Building & Construction Products-Misc. — 2.0%
Vulcan Materials Co.		34,000	3,055,580
Chemicals-Diversified — 3.4%
Dow Chemical Co.		131,500	5,252,110
Diversified Manufactured Operations — 3.5%
General Electric Co.		143,000	5,321,030
Diversified Operations — 4.4%
Hutchison Whampoa, Ltd.		661,600	6,719,514
Electronic Components-Misc. — 2.8%
AVX Corp.		292,200	4,321,638
Finance-Commercial — 1.4%
CIT Group, Inc.		37,060	2,066,836
Insurance-Multi-line — 3.7%
Assurant, Inc.		102,000	5,635,500
Insurance-Property/Casualty — 3.8%
ProAssurance Corp.†		115,700	5,775,744
Machinery-Farming — 1.7%
Alamo Group, Inc.		109,495	2,568,753
Medical-Drugs — 6.7%
Daiichi Sankyo Co., Ltd.		163,600	5,114,004
Pfizer, Inc.		196,000	5,076,400
			10,190,404
Oil Companies-Exploration & Production — 5.5%
Devon Energy Corp.		54,100	3,629,028
EnCana Corp.		104,303	4,792,723
			8,421,751
Paper & Related Products — 3.5%
International Paper Co.		158,000	5,387,800
Publishing-Newspapers — 2.8%
Tribune Co.		138,000	4,247,640
Real Estate Operations & Development — 4.7%
Forest City Enterprises, Inc. Class A		72,373	4,226,583
Hang Lung Properties, Ltd.		1,184,000	2,962,169
			7,188,752
Retail-Auto Parts — 4.4%
AutoZone, Inc.†		57,700	6,667,812
Semiconductors Components-Intergrated Circuits — 3.7%
Maxim Integrated Products, Inc.		184,000	5,634,080
Steel-Producer — 4.1%
POSCO ADR		76,200	6,299,454
Telephone-Integrated — 10.1%
Deutsche Telekom AG ADR		301,000	5,478,200
Verizon Communications, Inc.		139,000	5,176,360
Windstream Corp		330,599	$4,701,118
			15,355,678
Transport-Marine — 3.6%
Teekay Shipping Corp.		127,400	5,557,188
Wireless Equipment — 3.3%
Nokia Oyj ADR		251,000	5,100,320

Total Long-Term Investment Securities
(cost $118,790,304)			145,039,662

REPURCHASE AGREEMENT — 6.6%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $3,093,031 and collateralized by $3,275,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 5.50%, due 07/14/28 and having an approximate value of $3,154,608		3,092,000	3,092,000

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $2,713,904 and collateralized by $2,830,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.70%, due 03/27/23 and having an approximate value of $2,769,863		2,713,000	2,713,000

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 12/31/06, to be repurchased 01/02/07 in the amount of $4,338,446 and collateralized by $4,595,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.50%, due 07/14/28 and having an approximate value of $4,426,083		4,337,000	4,337,000

Total Repurchase Agreements
(cost $10,142,000)			10,142,000
TOTAL INVESTMENTS —
(cost $128,932,304)@	101.6%		155,181,662
Liabilities in excess of other assets	(1.6)		(2,428,118)
NET ASSETS	100.0%		$152,753,544

†	Non-income producing security
@	See Note 4 for cost of investment on a tax basis.
ADR	American Depository Receipt

See Notes to Porfoilo of Investments

Seasons Series Trust
ALLOCATION GROWTH Portfolio

Portfolio of Investments — December 31, 2006
(unaudited)

Security Description		Shares	Value (Note 1)
Affiliated Investment Companies# — 99.6%

Domestic Bond Funds — 4.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3		282,014	$2,965,855
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3		435,972	4,489,768
TOTAL DOMESTIC BOND FUNDS (cost $7,422,861)			7,455,623

Domestic Equity Funds — 67.7%
Seasons Series Trust Focus Growth Portfolio, Class 3†		590,915	5,272,745
Seasons Series Trust Focus Value Portfolio, Class 3		443,673	7,610,548
Seasons Series Trust Mid Cap Growth Portfolio, Class 3		320,624	4,487,667
Seasons Series Trust Large Cap Growth Portfolio, Class 3†		2,976,802	29,129,499
Seasons Series Trust Large Cap Value Portfolio, Class 3		2,227,671	31,266,542
Seasons Series Trust Mid Cap Value Portfolio, Class 3		239,373	4,537,719
Seasons Series Trust Small Cap Portfolio, Class 3		1,986,385	20,907,374
TOTAL DOMESTIC EQUITY FUNDS (cost $96,699,600)			103,212,094

International Equity Fund — 27.0%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $36,511,949)		3,600,325	41,104,157

Total Long-Term Investment Securities
(cost $140,634,410)			151,771,874

TOTAL INVESTMENTS —
(cost $140,634,410)(1)	99.6%		151,771,874
Other assets less liabilities	0.4		649,999
NET ASSETS	100.0%		$152,421,873

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION MODERATE

GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2006
(unaudited)

			Value
Security Description		Shares	(Note 1)
Affiliated Registered Investment Companies # — 99.7%
Bond Funds — 19.6%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3		2,735,017	$28,763,315
Seasons Series Trust Strategic Fixed Income, Class 3		1,517,965	15,632,442
			44,395,757
Domestic Equity Portfolios — 80.1%
Seasons Series Trust Focus Growth Portfolio, Class 3†		757,088	6,755,509
Seasons Series Trust Focus Value Portfolio, Class 3		529,933	9,090,214
Seasons Series Trust International Equity Portfolio, Class 3		4,361,870	49,798,550
Seasons Series Trust Large Cap Growth Portfolio, Class 3†		3,418,384	33,450,597
Seasons Series Trust Large Cap Value Portfolio, Class 3		3,163,368	44,399,551
Seasons Series Trust Mid Cap Growth Portfolio		398,969	5,584,234
Seasons Series Trust Mid Cap Value Portfolio, Class 3		357,420	6,775,505
Seasons Series Trust Small Cap Portfolio, Class 3		2,436,111	25,640,893
			181,495,053
Total Long-Term Investment Securities (cost $212,622,435)			225,890,810
TOTAL INVESTMENTS —
(cost $212,622,435) @	99.7%		225,890,810
Other assets less liabilities	0.3		748,179
NET ASSETS	100.0%		$226,638,989

†                               Non-income producing security

@                         See Note 4 for cost of investments on a tax basis

ADR          American Depository Receipt

#                              See Note 3

SEASONS SERIES TRUST
ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — December 31, 2006

(unaudited)

			Value
Security Description		Shares	(Note 1)
Affiliated Registered Investment Companies# — 100.2%

Domestic Bond Funds — 34.6%
Seasons Series Trust Cash Management Portfolio, Class 3		687,337	$7,667,343
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3		2,608,593	27,433,753
Seasons Series Trust Strategic Fixed Income, Class 3		1,792,481	18,459,483
Total Domestic Bond Funds (cost $53,520,078)			53,560,579

Domestic Equity Funds — 48.1%
Seasons Series Trust Focus Growth Portfolio, Class 3†		434,464	3,876,732
Seasons Series Trust Focus Value Portfolio, Class 3		319,373	5,478,369
Seasons Series Trust Large Cap Growth Portfolio, Class 3†		2,040,071	19,963,122
Seasons Series Trust Large Cap Value Portfolio, Class 3		1,899,500	26,660,490
Seasons Series Trust Mid Cap Growth Portfolio		220,511	3,086,414
Seasons Series Trust Mid Cap Value Portfolio, Class 3		246,182	4,666,805
Seasons Series Trust Small Cap Portfolio, Class 3		1,021,282	10,749,338

Total Domestic Equity Funds (cost $69,621,624)			74,481,270

International Equity Fund – 17.5%
Seasons Series Trust (cost $23,969,614)		2,375,396	27,119,396

Total Long-Term Investment Securities (cost $147,111,316)			155,161,245

Total Investments —
(cost $147,111,316)@	100.2%		155,161,245
Liabilities in excess of other assets	(0.2)		(300,317)
NET ASSETS	100.0%		$154,860,928

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis.
#	See Note 3

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — December 31, 2006
(unaudited)

Affiliated Registered Investment Companies # — 99.8%	Shares	Value (Note 1)
Bond Funds — 49.4%
Seasons Series Trust Cash Management Portfolio, Class 3	650,688	$7,258,520
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	1,783,885	18,760,554
Seasons Series Trust Strategic Fixed Income, Class 3	989,976	10,195,056
		36,214,130

Domestic Equity Portfolios — 48.4%
Seasons Series Trust Focus Growth Portfolio, Class 3†	164,376	1,466,730
Seasons Series Trust Focus Value Portfolio, Class 3	108,008	1,852,711
Seasons Series Trust International Equity Portfolio, Class 3	793,654	9,060,984
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	818,142	8,005,930
Seasons Series Trust Large Cap Value Portfolio, Class 3	767,000	10,765,248
Seasons Series Trust Mid Cap Value Portfolio, Class 3	97,161	1,841,860
Seasons Series Trust Small Cap Portfolio, Class 3	241,947	2,546,569
		35,540,032

Mid Cap Equity Fund — 2.0%
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	104,154	1,457,804

Total Long-Term Investment Securities (cost $70,173,467)		73,211,966
TOTAL INVESTMENTS —
(cost $70,173,467)(1)	99.8%	73,211,966
Other assets less liabilities	0.2%	135,045

NET ASSETS	100.0%	$73,347,011

†                               Non-income producing security

1          See Note 4 for cost of investments on a tax basis

#          See Note 3

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS-December 31, 2006 - (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable.This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange.The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of  last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from market makers. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2. Repurchase Agreements:

At December 31, 2006, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount

Multi-Managed Growth	3.14%	$4,363,000
Multi-Managed Moderate Growth	5.17	7,192,000
Large Cap Composite	0.12	172,000
Small Cap	6.80	9,460,000
Focus Growth	0.60	841,000
Focus TechNet	0.47	655,000
Focus Growth and Income	0.99	1,380,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 31, 2006, bearing interest at a rate of 4.28% per annum, with a principal amount of $139,150,000, a repurchase price of $139,216,174, a maturity date of January 2, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value

U.S. Treasury Bonds	6.00%	02/15/26	$2,965,000	$3,420,827
U.S. Treasury Bonds	6.25	08/15/23	1,940,000	2,272,475
U.S. Treasury Bonds	8.50	02/15/20	2,615,000	3,470,718
U.S. Treasury Notes	2.75	08/15/07	47,930,000	47,690,350
U.S. Treasury Notes	4.75	01/31/08	47,000,000	47,528,750
U.S. Treasury Notes	4.88	04/30/08	31,000,000	31,193,750
U.S. Treasury Notes	5.13	06/30/08	6,190,000	6,360,225

In addition, at December 31, 2006, certain Portfolios held an undivided interest in two separate joint repurchase agreements with UBS Securities, LLC. The following Portfolios held the first one:

Portfolio	Percentage Interest	Principal Amount

Multi-Managed Growth	2.01%	$3,300,000
Multi-Managed Moderate Growth	5.70	9,355,000
Multi-Managed Income/Equity	7.30	11,975,000
Multi-Managed Income	7.05	11,565,000
Large Cap Value	2.85	4,670,000
Mid Cap Growth	1.57	2,570,000
Diversified Fixed Income	0.38	630,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated December 31, 2006, bearing interest at a rate of 4.90% per annum, with a principal amount of $184,000,000, a repurchase price of $184,089,289, and a maturity date of January 2, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value

U.S. Treasury Bonds	5.25%	02/15/29	$50,000,000	$53,345,109
U.S. Treasury Bonds	7.25	08/15/22	50,000,000	63,964,674
U.S. Treasury Bonds	8.88	08/15/17	36,474,000	49,980,283

The second UBS Securities, LLC joint repurchase agreement was held in the following Portfolio:

Portfolio	Percentage Interest	Principal Amount

Diversified Fixed Income	4.80%	$14,983,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated December 31, 2006, bearing interest at a rate of 5.00% per annum, with a principal amount of $200,000,000, a repurchase price of $200,083,333, and a maturity date of January 2, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value

U.S. Treasury Inflation Index Bonds	2.38%	04/15/11	$250,000,000	$255,000,499

Note 3. Transactions with Affiliates:  As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  During the nine months ended December 31, 2006 the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

			Market Value				Change in	Market Value
			at March 31,	Cost of	Proceeds of	Realized	Unrealized	at December 31,
Portfolio	Security	Income	2006	Purchases	Sales	Gain/Loss	Gain (Loss)	2006
Large Cap Growth	AIG	$8,188	$931,869	$1,241,063	$—	$—	$109,439	$2,282,371
Large Cap Composite	AIG	1,563	212,017	14,662	—	—	18,685	245,364
Large Cap Value	AIG	7,056	836,699	217,928	1,158,436	122,442	(18,633)	—
Allocation Growth	Various Seasons Series Trust Portfolios *	4,595,960	63,026,699	86,630,790	5,235,955	772,777	6,577,563	151,771,874
Allocation Moderate Growth	Various Seasons Series Trust Portfolios *	7,054,498	98,800,922	129,268,147	11,602,962	1,422,868	8,001,835	225,890,810
Allocation Moderate	Various Seasons Series Trust Portfolios *	4,728,750	69,273,204	87,594,918	7,387,593	814,165	4,866,551	155,161,245
Allocation Balanced	Various Seasons Series Trust Portfolios *	2,130,915	40,806,714	35,325,873	5,120,848	364,017	1,836,210	73,211,966

*          See Portfolio of Investments for details.

Note 4. Federal Income Taxes:  As of December 31, 2006, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
	Gain	Loss	Net	Investments

Multi-Managed Growth	$18,006,860	$(2,240,992)	$15,765,868	$147,514,181
Multi-Managed Moderate Growth	24,063,418	(3,836,089)	20,227,329	289,529,856
Multi-Managed Income/Equity	13,836,111	(2,787,038)	11,049,073	239,815,076
Multi-Managed Income	5,518,390	(1,643,252)	3,875,138	169,198,191
Asset Allocation: Diversified Growth	65,722,139	(6,906,915)	58,815,224	334,740,673
Stock	62,501,325	(4,037,344)	58,463,981	261,884,858
Large Cap Growth	29,158,666	(3,748,358)	25,410,308	216,156,710
Large Cap Composite	8,449,954	(1,074,133)	7,375,821	45,135,784
Large Cap Value	47,659,634	(2,923,004)	44,736,630	273,453,013
Mid Cap Growth	28,424,239	(4,244,280)	24,179,959	139,805,503
Mid Cap Value	38,977,097	(2,104,847)	36,872,250	175,027,326
Small Cap	21,075,146	(4,238,750)	16,836,396	176,736,147
International Equity	59,944,138	(2,593,887)	57,350,251	300,227,790
Diversified Fixed Income	1,563,431	(2,401,939)	(838,508)	233,844,934
Strategic Fixed Income	1,949,484	(600,277)	1,349,207	91,138,717
Cash Management	2,456	(2,838)	(382)	84,493,798
Focus Growth	25,903,465	(2,121,593)	23,781,872	98,388,313
Focus TechNet	8,499,856	(1,872,772)	6,627,084	36,154,696
Focus Growth and Income	14,412,618	(431,653)	13,980,965	71,769,511
Focus Value	26,398,406	(149,048)	26,249,358	128,932,304
Allocation Growth	11,198,925	(61,460)	11,137,465	140,634,410
Allocation Moderate Growth	13,499,956	(231,584)	13,268,372	212,622,435
Allocation Moderate	8,284,262	(234,333)	8,049,929	147,111,316
Allocation Balanced	3,227,306	(188,808)	3,038,498	70,173,467

Note 5. Other Matters:  On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (“Adviser”) and AIG Global Investment Corp., a subadviser to certain Portfolios (“AIGGIC”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser and AIGGIC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and AIGGIC believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory services relating to the Portfolios.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.   Controls and Procedures.

(a)               An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)              There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a), under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 1, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 1, 2007